UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07890

AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000

Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Sheri Morris

11 Greenway Plaza, Suite 1000

Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 8/31/21

ITEM 1.	REPORTS TO STOCKHOLDERS.

(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

(b) Not Applicable.

Semiannual Report to Shareholders	August 31, 2021

Invesco AMT-Free Municipal Income Fund

Nasdaq:

A: OPTAX ∎ C: OMFCX ∎ Y: OMFYX ∎ R6: IORAX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
26	Financial Statements
29	Financial Highlights
30	Notes to Financial Statements
36	Fund Expenses
37	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED   |   MAY LOSE VALUE   |   NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/21 to 8/31/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.10%
Class C Shares	3.73
Class Y Shares	4.23
Class R6 Shares	4.27
Bloomberg Municipal Bond Index▼*	2.51
S&P Municipal Bond 5+ Year Investment Grade Index▼*	2.99
U.S. Consumer Price Index∎	4.01

Source(s): ▼RIMES Technologies Corp.; ∎Bloomberg LP

*Effective July 30, 2021, the Fund changed its benchmark from the Bloomberg Municipal Bond Index to the S&P Municipal Bond 5+ Year Investment Grade Index. These changes were made to better align the Fund’s risk profile.

The Bloomberg Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.

  The S&P Municipal Bond 5+ Year Investment Grade Index seeks to measure the performance of investment-grade US municipal bonds with maturities equal to or greater than five years.

  The U.S. Consumer Price Index is a measure of change in consumer prices as determined by the U.S. Bureau of Labor Statistics.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                     Invesco AMT-Free Municipal Income Fund

Average Annual Total Returns
As of 8/31/21, including maximum applicable sales charges

Class A Shares
Inception (10/27/76)	5.83%
10 Years	7.17
5 Years	5.54
1 Year	2.09

Class C Shares
Inception (8/29/95)	4.63%
10 Years	6.98
5 Years	5.65
1 Year	4.68

Class Y Shares
Inception (11/29/10)	7.92%
10 Years	7.89
5 Years	6.72
1 Year	6.84
Class R6 Shares
10 Years	7.72%
5 Years	6.62
1 Year	6.78

Effective May 24, 2019, Class A, Class C and Class Y shares of the Oppenheimer Rochester AMT-Free Municipal Fund, (the predecessor fund), were reorganized into Class A, Class C and Class Y shares, respectively, of the Invesco Oppenheimer Rochester® AMT-Free Municipal Fund. The Fund was subsequently renamed the In-vesco AMT-Free Municipal Income Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C and Class Y shares are those for Class A, Class C and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R6 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on

Class C shares is 1% for the first year after purchase. Class Y and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                     Invesco AMT-Free Municipal Income Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid

Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4                     Invesco AMT-Free Municipal Income Fund

Schedule of Investments

August 31, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–101.40%
Alabama–3.79%
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority; Series 2018 A, RB	5.00%	07/01/2048	$2,500	$2,980,421
Birmingham (City of), AL Private Educational Building Authority (Birmingham-Southern College); Series 1996, RB	6.13%	12/01/2025	385	376,198
Birmingham (City of), AL Water Works Board; Series 2016 B, Ref. RB(a)(b)	5.00%	01/01/2027	16,150	19,939,236
Etowah (County of) & Gadsden (City of), AL Health Care Authority (Etowah County Health Department); Series 2007, RB (INS - AGM)(c)	4.38%	01/01/2032	25	25,083
Fort Deposit (Town of), AL Cooperative District; Series 2003, RB	6.00%	02/01/2036	185	185,190
Homewood (City of), AL Educational Building Authority (Samford University); Series 2017 A, Ref. RB	5.00%	12/01/2047	4,500	5,224,677
Jefferson (County of), AL;
Series 2013 C, Revenue Wts. (INS - AGM)(c)(d)	6.90%	10/01/2050	8,750	9,000,214
Series 2013 D, Wts.	6.00%	10/01/2042	8,000	9,241,206
Series 2013 D, Wts.	7.00%	10/01/2051	4,000	4,700,816
Series 2013 D, Wts.	6.50%	10/01/2053	7,500	8,736,884
Series 2013 F, Revenue Wts.(d)	7.75%	10/01/2046	20,185	20,812,610
Series 2013 F, Revenue Wts.(d)	7.90%	10/01/2050	20,000	20,623,104
Series 2017, Ref. Wts.	5.00%	09/15/2035	4,500	5,480,294
Mobile (City of), AL Improvement District (McGowin Park); Series 2016 A, RB	5.25%	08/01/2030	200	212,838
Southeast Energy Authority A Cooperative District No. 2; Series 2021 B, RB(b)	4.00%	12/01/2031	5,000	6,182,844
				113,721,615

Alaska–0.00%
Alaska (State of) Industrial Development & Export Authority (Boys & Girls Home & Family Services, Inc.); Series 2007 C, RB(e)	5.88%	12/01/2027	600	24,750

Arizona–2.73%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, Ref. VRD RB (LOC - Bank Of America, N.A.)(f)(g)	0.01%	01/01/2046	615	615,000
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2017 A, Ref. RB	5.00%	07/01/2042	675	782,768
Series 2017 A, Ref. RB	5.00%	07/01/2047	925	1,065,553
Series 2017 A, Ref. RB	5.00%	07/01/2051	1,000	1,151,197
Series 2018 A, Ref. RB	5.00%	07/01/2038	500	591,990
Series 2018 A, Ref. RB	5.00%	07/01/2048	1,800	2,096,498
Series 2018 A, Ref. RB	5.00%	07/01/2052	2,125	2,470,611
Arizona (State of) Industrial Development Authority (Provident Group - Eastern Michigan University Parking);
Series 2018, RB	5.00%	05/01/2048	1,100	1,159,257
Series 2018, RB	5.00%	05/01/2051	1,000	1,050,746
Arizona (State of) Industrial Development Authority (Provident Group-NCCU Properties LLC); Series 2019 A, RB (INS - BAM)(c)	5.00%	06/01/2058	570	692,124
Arizona (State of) Industrial Development Authority (Social Bonds); Series 2020 A, RB	4.00%	11/01/2045	2,100	2,421,731
City of Phoenix Civic Improvement Corp.; Series 2019, RB	4.00%	07/01/2049	7,050	8,188,287
Festival Ranch Community Facilities District (Assessment Districts Nos. 4 & 5); Series 2007, RB	5.75%	07/01/2032	285	285,303
Maricopa (County of), AZ Industrial Development Authority (GreatHearts Arizona); Series 2017 C, RB	5.00%	07/01/2037	80	94,896
Series 2017 C, RB	5.00%	07/01/2048	145	169,276
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools);
Series 2019, Ref. RB(h)	5.00%	07/01/2049	800	935,210
Series 2019, Ref. RB(h)	5.00%	07/01/2054	600	699,096
Maricopa County School District No. 24; Series 2007 B, GO Bonds	5.50%	07/01/2022	60	60,120
Merrill Ranch Community Facilities District No. 1 (Assessment Area One); Series 2006, RB	5.30%	07/01/2030	174	174,354
Phoenix (City of), AZ Industrial Development Authority (Espiritu Community Development Corp. Charter School); Series 2006 A, RB	6.25%	07/01/2036	420	420,588
Phoenix (City of), AZ Industrial Development Authority (Great Hearts Academies); Series 2016 A, Ref. RB	5.00%	07/01/2041	1,200	1,338,635

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                     Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Phoenix (City of), AZ Industrial Development Authority (Rowan University); Series 2012, RB	5.25%	06/01/2034	$8,500	$8,808,246
Phoenix Civic Improvement Corp.;
Series 2019 A, RB	4.00%	07/01/2045	2,765	3,104,448
Series 2019, RB	5.00%	07/01/2049	6,845	8,584,801
Pima (County of), AZ Industrial Development Authority (Arizona Charter Schools Ref.); Series 2013 Q, Ref. RB	5.38%	07/01/2031	2,700	2,758,672
Pima (County of), AZ Industrial Development Authority (Christian Care Tuscon, Inc.); Series 2017 A, Ref. RB	5.00%	06/15/2037	550	630,316
Series 2017 C, RB	5.00%	12/15/2047	1,010	1,147,027
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(h)	5.50%	09/01/2046	900	947,689
Pima (County of), AZ Industrial Development Authority (Paideia Academies (The));
Series 2019, RB	5.13%	07/01/2039	195	207,121
Series 2019, RB	5.25%	07/01/2049	240	253,775
Pima (County of), AZ Industrial Development Authority (Tuscon Country Day School); Series 2007, Ref. RB	5.00%	06/01/2037	760	760,600
Salt River Project Agricultural Improvement & Power District (Arizona Salt River); Series 2019 A, RB	4.00%	01/01/2041	6,595	7,909,764
Salt Verde Financial Corp.;
Series 2007, RB	5.50%	12/01/2029	100	132,215
Series 2007, RB	5.00%	12/01/2032	3,000	4,022,141
Series 2007, RB	5.00%	12/01/2037	11,500	16,268,860
				81,998,915

Arkansas–0.13%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	2,000	2,485,216
Cave Springs Municipal Property Owners’ Improvement District No. 3; Series 2007, GO Bonds(i)	6.25%	02/01/2038	1,550	1,550,000
				4,035,216

California–8.68%
Bay Area Toll Authority; Series 2019 S-8, Ref. RB	5.00%	04/01/2056	5,000	6,287,861
California (State of);
Series 2016, GO Bonds	5.00%	09/01/2045	5,000	6,023,939
Series 2016, Ref. GO Bonds	5.00%	09/01/2037	10,085	12,194,308
Series 2017, GO Bonds	5.00%	08/01/2046	8,500	10,207,542
Series 2020, GO Bonds	3.00%	03/01/2046	2,600	2,794,815
Series 2020, GO Bonds	4.00%	03/01/2046	1,500	1,775,111
Series 2020, GO Bonds	3.00%	03/01/2050	1,500	1,601,863
Series 2020, GO Bonds	4.00%	03/01/2050	1,325	1,560,313
California (State of) County Tobacco Securitization Agency; Series 2006 B, RB(j)	0.00%	06/01/2050	129,820	19,533,366
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	5.88%	06/01/2035	40	40,073
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2006 A, RB(j)	0.00%	06/01/2046	7,000	1,438,836
Series 2006 B, RB(j)	0.00%	06/01/2046	6,000	1,189,402
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	3,780	3,786,949
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2016 B, Ref. RB(a)(b)	5.00%	11/15/2026	4,080	5,031,172
Series 2016 B, Ref. RB	5.00%	11/15/2046	5,920	7,121,851
California (State of) Housing Finance Agency;
Series 2019 A-1, RB	4.25%	01/15/2035	170	209,482
Series 2019 A-2, RB	4.00%	03/20/2033	1,949	2,328,259
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB (INS - BAM)(c)	5.00%	05/15/2043	4,250	5,283,040
California (State of) Municipal Finance Authority (CHF-Riverside II, LLC - UCR North District Phase I Student Housing); Series 2019, RB (INS - BAM)(c)	5.00%	05/15/2049	3,500	4,334,960
California (State of) School Finance Authority (Coastal Academy); Series 2013 A, RB(h)	5.00%	10/01/2033	1,000	1,036,335

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                     Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2007-01); Series 2015, Ref. RB	5.00%	09/01/2030	$1,270	$1,444,050
Cathedral (City of), CA Redevelopment Agency Successor Agency;
Series 2014 A, Ref. RB (INS - AGM)(c)	5.00%	08/01/2032	1,450	1,619,247
Series 2014 A, Ref. RB (INS - AGM)(c)	5.00%	08/01/2033	885	988,681
Golden State Tobacco Securitization Corp.; Series 2017 A-1, Ref. RB	5.00%	06/01/2029	170	208,009
Inland Empire Tobacco Securitization Corp.; Series 2007 F, RB(h)(j)	0.00%	06/01/2057	345,750	20,437,179
Lammersville Joint Unified School District; Series 2013, RB	6.00%	09/01/2043	2,750	2,982,629
Lammersville Unified School District (Lammersville School District Community Facilities District No. 2002 - Mountain House);
Series 2012, Ref. RB	5.00%	09/01/2025	415	432,605
Series 2012, Ref. RB	5.10%	09/01/2026	375	390,830
Series 2012, Ref. RB	5.15%	09/01/2027	885	921,633
Series 2012, Ref. RB	5.20%	09/01/2028	1,000	1,040,671
Series 2012, Ref. RB	5.25%	09/01/2029	500	520,010
Series 2012, Ref. RB	5.30%	09/01/2030	500	519,813
Series 2012, Ref. RB	5.38%	09/01/2032	1,000	1,039,087
Local Public Schools Funding Authority (School Facilities Improvement District No. 2016-1 - Election of 2016); Series 2017 A, GO Bonds (INS - BAM)(c)	4.00%	08/01/2042	3,500	4,023,775
Long Beach (City of), CA Bond Finance Authority; Series 2007 A, RB	5.50%	11/15/2037	2,000	3,004,238
Los Angeles (City of), CA (Community Facilities District No. 8); Series 2010, RB	5.75%	09/01/2040	180	183,807
Los Angeles (City of), CA Department of Airports; Series 2021 B, Ref. RB	5.00%	05/15/2045	15,000	19,474,026
Los Angeles Unified School District;
Series 2018-XF2575, Ctfs.(k)	5.25%	07/01/2042	20,000	24,898,680
Series 2020 RYQ, GO Bonds	4.00%	07/01/2044	12,000	14,280,647
Lynwood (City of), CA Redevelopment Agency (Project Area A); Series 2011 A, RB	7.00%	09/01/2031	1,250	1,255,986
M-S-R Energy Authority; Series 2009 B, RB	7.00%	11/01/2034	10,000	15,731,269
Oak Grove School District (Election of 2008); Series 2018 E, Ref. GO Bonds(d)	5.00%	08/01/2042	4,500	2,911,213
Oxnard (City of), CA Financing Authority;
Series 2014, Ref. RB (INS - AGM)(c)	5.00%	06/01/2032	1,250	1,398,619
Series 2014, Ref. RB (INS - AGM)(c)	5.00%	06/01/2033	1,500	1,677,469
Series 2014, Ref. RB (INS - AGM)(c)	5.00%	06/01/2034	850	950,071
Paramount Unified School District (Election of 2016); Series 2017 A, GO Bonds (INS - AGM)(c)	5.25%	08/01/2046	2,575	3,207,710
Poway Unified School District Public Financing Authority;
Series 2015 B, Ref. RB (INS - BAM)(c)	5.00%	09/01/2033	1,730	2,033,727
Series 2015 B, Ref. RB (INS - BAM)(c)	5.00%	09/01/2034	3,085	3,621,266
Sacramento (City of), CA Municipal Utility District (Green Bonds); Series 2020 H, RB	4.00%	08/15/2045	6,000	7,186,165
San Diego (County of), CA Regional Airport Authority; Series 2019 A, Ref. RB	5.00%	07/01/2049	5,000	6,187,686
San Francisco (City of), CA Public Utilities Commission; Series 2020 C, RB	4.00%	11/01/2050	5,250	6,264,483
San Jose (City of), CA Financing Authority; Series 2011, RB	5.50%	05/01/2031	350	351,345
Santa Cruz (County of), CA Redevelopment Agency; Series 2015 A, Ref. RB (INS - AGM)(c)	5.00%	09/01/2035	1,880	2,195,715
Transbay Joint Powers Authority (Green Bonds); Series 2020 A, RB	5.00%	10/01/2045	2,000	2,519,589
Twin Rivers Unified School District; Series 2020, GO Bonds (INS - AGM)(c)(j)	0.00%	08/01/2044	8,990	4,498,834
University of California; Series 2018 AZ, Ref. RB	5.00%	05/15/2038	5,000	6,281,922
				260,462,163

Colorado–2.86%
Berthoud-Heritage Metropolitan District No. 1; Series 2019, RB	5.63%	12/01/2048	2,000	2,187,043
BNC Metropolitan District No. 1; Series 2017 A, Ref. GO Bonds (INS - BAM)(c)	5.00%	12/01/2037	550	665,538
Colorado (State of) Educational & Cultural Facilities Authority; Series 2018 A, Ref. RB	5.00%	12/01/2038	1,000	1,230,900
Colorado (State of) Health Facilities Authority; Series 2016, Ref. RB	5.00%	01/01/2037	1,400	1,515,147
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group);
Series 2019, Ref. RB	4.00%	11/15/2043	2,000	2,363,281
Series 2021 A, Ref. RB	4.00%	11/15/2046	10,000	12,036,534
Colorado (State of) Health Facilities Authority (Commonspirit Health); Series 2019 A-2, Ref. RB	5.00%	08/01/2044	6,515	8,086,724
Cottonwood Highlands Metropolitan District No. 1; Series 2019 A, GO Bonds	5.00%	12/01/2049	900	969,321
Denver (City & County of), CO; Series 2018 B, Ref. RB	5.00%	12/01/2048	12,500	15,524,529
E-470 Public Highway Authority; Series 1997 B, RB (INS - NATL)(c)(j)	0.00%	09/01/2025	125	121,494

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                     Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Ebert Metropolitan District; Series 2018 A-1, GO Bonds (INS - BAM)(c)	5.00%	12/01/2043	$7,000	$8,640,916
Series 2018 A-2, GO Bonds (INS - BAM)(c)	5.00%	12/01/2043	1,605	1,981,239
Hunters Overlook Metropolitan District No. 5;
Series 2019 A, GO Bonds	5.00%	12/01/2039	900	999,953
Series 2019 A, GO Bonds	5.00%	12/01/2049	1,360	1,495,195
Hunting Hill Metropolitan District; Series 2018, Ref. GO Bonds	5.63%	12/01/2048	1,575	1,699,912
Powhaton Road Metropolitan District No. 2; Series 2019 A, GO Bonds	5.63%	12/01/2048	710	766,517
Public Authority for Colorado Energy;
Series 2008, RB	6.25%	11/15/2028	1,495	1,901,374
Series 2008, RB	6.50%	11/15/2038	5,000	7,808,812
Rampart Range Metropolitan District No. 1;
Series 2017, Ref. RB (INS - AGM)(c)	5.00%	12/01/2042	4,665	5,669,931
Series 2017, Ref. RB (INS - AGM)(c)	5.00%	12/01/2047	1,500	1,811,167
Tallyn’s Reach Metropolitan District No. 3;
Series 2013, Ref. GO Bonds(a)(b)	5.00%	12/01/2023	110	120,594
Series 2013, Ref. GO Bonds(a)(b)	5.13%	12/01/2023	250	275,507
Vauxmont Metropolitan District; Series 2020, Ref. GO Bonds (INS - AGM)(c)	5.00%	12/01/2050	1,500	1,860,818
Woodmen Heights Metropolitan District No. 1;
Series 2012 A, Ref. GO Bonds	6.00%	12/01/2041	949	962,086
Series 2012 B, Ref. GO Bonds(a)(b)	7.30%	12/15/2021	5,071	5,168,070
				85,862,602

Connecticut–0.87%
Connecticut (State of) Health & Educational Facilities Authority (Fairfield University); Series 2017 R, Ref. RB	4.00%	07/01/2042	6,125	6,904,518
Connecticut (State of) Health & Educational Facilities Authority (Nuvance Health);
Series 2019 A, Ref. RB	4.00%	07/01/2041	8,555	9,869,332
Series 2019 A, Ref. RB	4.00%	07/01/2049	3,875	4,394,545
Connecticut (State of) Health & Educational Facilities Authority (The Griffin Hospital); Series 2020, G-1, Ref. RB(h)	5.00%	07/01/2044	1,100	1,324,319
Connecticut (State of) Special Tax Revenue; Series 2020 A, RB	4.00%	05/01/2039	1,000	1,200,084
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(e)(i)	5.13%	10/01/2036	500	60,000
Hamden (Town of), CT; Series 2018 A, Ref. GO Bonds (INS - BAM)(c)	5.00%	08/15/2030	625	779,969
Mashantucket Western Pequot Tribe; Series 2013, RB(e)	6.05%	07/01/2031	11,260	1,689,009
				26,221,776

District of Columbia–1.70%
District of Columbia;
Series 2006 B-1, RB (INS - NATL)(c)	5.00%	02/01/2031	15	15,048
Series 2019 A, RB	4.00%	03/01/2044	4,335	5,125,423
District of Columbia Tobacco Settlement Financing Corp.;
Series 2001, RB	6.50%	05/15/2033	790	877,680
Series 2001, RB	6.75%	05/15/2040	4,385	4,522,772
Series 2006 B, RB(j)	0.00%	06/15/2046	72,125	13,301,141
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2044	7,815	9,054,475
Washington (State of) Metropolitan Area Transit Authority (Green Bonds); Series 2021 A, RB	4.00%	07/15/2046	15,000	17,978,646
				50,875,185

Florida–6.73%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics); Series 2019, RB	4.00%	12/01/2049	2,055	2,387,793
Amelia Concourse Community Development District; Series 2007, RB(e)(i)	5.75%	05/01/2038	1,815	1,651,650
Arlington Ridge Community Development District; Series 2006 A, RB	5.50%	05/01/2036	195	195,028
Canaveral Port Authority; Series 2018 B, RB	5.00%	06/01/2048	5,000	5,970,776
Capital Trust Agency, Inc. (Advantage Academy of Hillsborough);
Series 2019 A, RB	5.00%	12/15/2049	455	500,352
Series 2019 A, RB	5.00%	12/15/2054	320	350,708

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                     Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Capital Trust Agency, Inc. (Florida Charter Educational Foundation, Inc.);
Series 2018 A, RB(h)	5.38%	06/15/2038	$255	$291,251
Series 2018 A, RB(h)	5.38%	06/15/2048	480	540,400
Chapel Creek Community Development District; Series 2006 A, RB(e)(i)	5.50%	05/01/2038	1,990	1,791,000
Clearwater Cay Community Development District; Series 2006 A, RB(e)(i)	5.50%	05/01/2037	826	470,787
Creekside Community Development District; Series 2006, RB(e)(i)	5.20%	05/01/2038	2,280	1,026,000
East Homestead Community Development District; Series 2013, RB	5.00%	11/01/2033	350	366,235
Greater Lakes/Sawgrass Bay Community Development District; Series 2006 A, RB	5.50%	05/01/2038	755	755,642
Greater Orlando Aviation Authority; Series 2015 XF2019, Revenue Ctfs.(k)	5.00%	10/01/2032	9,385	9,477,990
Heritage Isles Community Development District; Series 1999, RB(e)	7.10%	10/01/2023	195	29,250
Highland Meadows Community Development District; Series 2006 A, RB	5.50%	05/01/2036	90	90,102
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 F, RB	5.00%	10/01/2043	5,000	6,264,603
Indigo Community Development District; Series 2005, RB(e)(i)	5.75%	05/01/2036	375	262,500
Jacksonville (City of), FL (Brooks Rehabilitation); Series 2020, Ref. RB	5.00%	11/01/2050	5,000	6,119,318
Jacksonville (City of), FL Health Facilities Authority; Series 1997 B, RB(a)	5.25%	08/15/2027	30	33,192
JEA Water & Sewer System; Series 2008 B-1, VRD RB(f)	0.02%	10/01/2036	4,090	4,090,000
Lake (County of), FL (Imagine South Lake Charter School Program); Series 2019, RB(h)	5.00%	01/15/2054	190	209,586
Lake Ashton II Community Development District; Series 2005 A, RB	5.38%	05/01/2036	624	624,434
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(h)	5.50%	07/15/2048	565	623,105
Series 2018 A, RB(h)	5.75%	07/15/2053	600	675,531
Lakeland (City of), FL (Florida Southern College);
Series 2012 A, Ref. RB	5.00%	09/01/2029	1,255	1,305,959
Series 2012 A, Ref. RB	5.00%	09/01/2037	1,000	1,035,444
Lakeland (City of), FL (Lakeland Regional Health); Series 2015, RB	5.00%	11/15/2040	3,000	3,408,270
Lee Memorial Health System; Series 2019 A-1, Ref. RB	4.00%	04/01/2037	4,000	4,686,416
Lucaya Community Development District; Series 2005, RB	5.38%	05/01/2035	1,145	1,146,822
Magnolia Creek Community Development District; Series 2007 A, RB(e)(i)	5.90%	05/01/2039	1,775	319,500
Magnolia West Community Development District; Series 2017, RB	5.35%	05/01/2037	80	80,677
Miami-Dade (County of), FL;
Series 2009, RB (INS - BAM)(c)(j)	0.00%	10/01/2042	6,925	4,103,526
Series 2013 A, RB(a)(b)	5.50%	10/01/2023	3,000	3,329,951
Series 2014 A, VRD RB (LOC-MUFG Bank, Ltd.)(a)(b)(f)(g)	0.01%	09/15/2021	4,100	4,100,000
Series 2019 B, RB	4.00%	10/01/2049	17,745	20,651,791
Series 2020 A, RB	4.00%	07/01/2047	5,000	5,864,127
Series 2020 A, Ref. RB	4.00%	10/01/2039	1,675	1,995,452
Series 2020 A, Ref. RB	4.00%	10/01/2040	1,750	2,080,079
Series 2020 A, Ref. RB	4.00%	10/01/2041	1,500	1,777,978
Series 2020 B, RB	4.00%	07/01/2050	5,000	5,844,319
Series 2021 A-2, Ref. RB (INS - AGM)(c)	4.00%	10/01/2049	25,000	29,475,742
Miami-Dade (County of), FL (Building Better Communities); Series 2016 A, GO Bonds	4.00%	07/01/2045	10,000	11,897,370
Miami-Dade (County of), FL Water & Sewer System;
Series 2021, RB	4.00%	10/01/2048	7,405	8,819,716
Series 2021, RB	4.00%	10/01/2051	5,000	5,949,234
Miromar Lakes Community Development District;
Series 2012, Ref. RB	5.38%	05/01/2032	735	747,672
Series 2015, Ref. RB	5.00%	05/01/2035	1,215	1,302,809
Monterey/Congress Community Development District; Series 2005 A, RB	5.38%	05/01/2036	2,685	2,693,061
Naturewalk Community Development District; Series 2007 A, RB(e)(i)	5.50%	05/01/2038	335	120,600
Orlando (City of), FL; Series 2008, RB (INS - AGC)(c)	5.50%	11/01/2038	180	180,625
Orlando (City of), FL Utilities Commission; Series 2018 A, RB	5.00%	10/01/2038	3,000	3,707,954
Osceola (County of), FL; Series 2020 A-1, Ref. RB	5.00%	10/01/2049	2,250	2,814,350
Palace Coral Gables Community Development District;
Series 2011, RB	5.00%	05/01/2032	450	463,263
Series 2011, RB	5.63%	05/01/2042	1,000	1,030,544
Palm River Community Development District; Series 2007 A, RB(e)(i)	5.38%	05/01/2036	510	163,200
Polk (County of), FL Industrial Development Authority (Carpenter’s Home Estates); Series 2019, Ref. IDR	5.00%	01/01/2049	750	834,930

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                     Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Reunion East Community Development District;
Series 2002 A-2, RB(e)(i)	7.38%	05/01/2033	$860	$9
Series 2005, RB(e)(i)	5.80%	05/01/2036	810	8
Ridgewood Trails Community Development District; Series 2007 A, RB	5.65%	05/01/2038	15	15,011
South Bay Community Development District;
Series 2005 A, RB(e)(i)	5.95%	05/01/2036	1,645	16
Series 2005 A-1, Ref. RB	5.95%	05/01/2036	1,825	1,600,755
Series 2005 A-2, Ref. RB(e)(i)	6.60%	05/01/2036	2,530	1,275,292
Series 2005 B-1, Ref. RB	5.13%	05/01/2023	1,505	1,513,131
Series 2005 B-2, Ref. RB(e)(i)	6.60%	05/01/2025	935	470,832
St. Johns (County of), FL Industrial Development Authority (Bayview); Series 2007 A, Ref. RB (Acquired 02/14/2007; Cost $397,063)(e)(i)(l)	5.25%	10/01/2041	400	280,000
St. Johns (County of), FL Industrial Development Authority (Vicar’s Landing);
Series 2021, Ref. RB	4.00%	12/15/2036	1,000	1,124,294
Series 2021, Ref. RB	4.00%	12/15/2041	750	834,758
Series 2021, Ref. RB	4.00%	12/15/2046	750	830,099
Series 2021, Ref. RB	4.00%	12/15/2050	1,000	1,101,242
Tampa (City of), FL;
Series 2020 A, RB(j)	0.00%	09/01/2033	210	157,003
Series 2020 A, RB(j)	0.00%	09/01/2034	880	631,837
Series 2020 A, RB(j)	0.00%	09/01/2035	750	516,845
Series 2020 A, RB(j)	0.00%	09/01/2036	850	561,040
Series 2020 A, RB(j)	0.00%	09/01/2037	825	520,495
Series 2020 A, RB(j)	0.00%	09/01/2038	1,050	632,179
Series 2020 A, RB(j)	0.00%	09/01/2039	1,000	574,210
Villages of Avignon Community Development District; Series 2007 A, RB(e)(i)	5.40%	05/01/2037	250	17,500
Vista Community Development District; Series 2006 A, RB	5.38%	05/01/2037	3,710	3,714,682
Waterford Estates Community Development District; Series 2006 A, RB(e)(i)	5.50%	05/01/2037	2,031	1,523,061
Water’s Edge Community Development District;
Series 2012 A-1, Ref. RB	5.35%	05/01/2039	14	14,017
Series 2012 A-2, Ref. RB	6.60%	05/01/2039	195	196,843
Waterstone Community Development District;
Series 2007 A, RB(d)(i)	6.88%	05/01/2037	146	107,555
Series 2007 B, RB(i)(j)	0.00%	11/01/2028	978	593,558
West Villages Improvement District;
Series 2005 A-1, RB	5.75%	05/01/2036	3,190	3,196,512
Series 2005 A-2, RB(e)(i)	5.75%	05/01/2036	2,925	1,696,500
Westridge Community Development District; Series 2005, RB	5.80%	05/01/2037	435	435,466
Westside Community Development District; Series 2019 2, RB(e)(i)	5.65%	05/01/2037	555	445,946
Wyld Palms Community Development District; Series 2007 A, RB(e)(i)	5.50%	05/01/2038	1,445	14,450
Zephyr Ridge Community Development District; Series 2006 A, RB(e)(i)	5.63%	05/01/2037	979	430,611
				201,754,371

Georgia–1.18%
Atlanta (City of), GA; Series 2019 A, RB	4.00%	07/01/2049	9,895	11,484,792
Atlanta (City of), GA Urban Residential Finance Authority (Trestletree Village Apartments);
Series 2013 A, RB	5.00%	11/01/2048	565	571,077
Floyd (County of), GA Development Authority (The Spires at Berry College);
Series 2018 A, RB	5.75%	12/01/2033	1,055	1,062,332
Series 2018 A, RB	6.00%	12/01/2038	2,145	2,165,502
Series 2018 A, RB	6.25%	12/01/2048	5,280	5,327,096
Series 2018 A, RB	6.50%	12/01/2053	3,040	3,084,778
Fulton (County of), GA Development Authority; Series 2016 A, Ref. RB	5.00%	07/01/2046	3,000	3,512,604
George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB	4.00%	01/01/2054	2,200	2,510,328
Main Street Natural Gas, Inc.; Series 2019 A, RB	5.00%	05/15/2043	1,040	1,271,188

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                     Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens);
Series 2018 A-1, RB	6.13%	12/01/2038	$880	$907,649
Series 2018 A-1, RB	6.25%	12/01/2048	1,230	1,264,432
Series 2018 A-1, RB	6.38%	12/01/2053	1,030	1,057,176
Series 2018 A-2, RB(b)	5.50%	12/01/2028	700	705,814
Randolph (County of), GA; Series 2012 A, GO Bonds(a)(b)	5.00%	04/01/2022	520	534,660
				35,459,428

Guam–0.06%
Guam (Territory of) Waterworks Authority; Series 2020 A, RB	5.00%	01/01/2050	1,500	1,839,098

Idaho–0.66%
American Falls Reservoir District; Series 2000, Ref. VRD RB(f)	0.04%	02/01/2025	19,885	19,885,000

Illinois–6.37%
Chicago (City of), IL; Series 2012, RB (INS - BAM)(c)	4.00%	01/01/2042	6,000	6,058,209
Chicago (City of), IL (O’Hare International Airport);
Series 2015 B, Ref. RB	5.00%	01/01/2034	2,500	2,867,577
Series 2016 B, Ref. RB	5.00%	01/01/2041	3,000	3,519,752
Series 2018 B, RB	5.00%	01/01/2053	10,000	12,264,833
Chicago (City of), IL Board of Education;
Series 1998 B-1, GO Bonds (INS - NATL)(c)(j)	0.00%	12/01/2024	915	891,864
Series 1999 A, GO Bonds (INS - NATL)(c)(j)	0.00%	12/01/2024	1,405	1,369,474
Series 2016, RB	6.00%	04/01/2046	4,300	5,303,146
Series 2018 A, Ref. GO Bonds (INS - AGM)(c)	5.00%	12/01/2026	775	941,376
Series 2018 A, Ref. GO Bonds (INS - AGM)(c)	5.00%	12/01/2028	2,250	2,867,445
Series 2018 A, Ref. GO Bonds (INS - AGM)(c)	5.00%	12/01/2031	1,000	1,255,000
Series 2018 A, Ref. GO Bonds (INS - AGM)(c)	5.00%	12/01/2034	1,205	1,499,971
Chicago (City of), IL Transit Authority; Series 2020 A, Ref. RB	5.00%	12/01/2045	2,450	3,052,795
Chicago O’Hare International Airport; Series 2020 A, Ref. RB	4.00%	01/01/2037	5,000	5,933,131
Cook (County of), IL; Series 2021 A, Ref. RB	4.00%	11/15/2040	2,750	3,259,700
Cook County Community School District No. 147; Series 2004 A, Ref. GO Bonds (INS - ACA)(c)	7.13%	06/01/2024	2,400	2,576,694
Du Page (County of), IL Special Service Area No. 31; Series 2006, RB	5.63%	03/01/2036	308	310,855
Gilberts (Village of), IL; Series 2014, Ref. RB (INS - AGM)(c)	5.00%	03/01/2035	2,000	2,191,472
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Series 2014 A, RB	5.38%	03/01/2034	690	689,948
Harvey (City of), IL;
Series 2007 A, Ref. GO Bonds (Acquired 09/02/2009; Cost $ 1,773,512)(e)(l)	5.50%	12/01/2027	2,225	1,524,125
Series 2007 A, Ref. GO Bonds (Acquired 09/03/2009; Cost $ 758,969)(e)(l)	5.63%	12/01/2032	1,000	685,000
Series 2008, RB	6.88%	08/01/2028	3,040	3,039,609
Illinois (State of);
Series 2014, GO Bonds	5.00%	04/01/2025	2,000	2,224,661
Series 2014, GO Bonds	5.00%	02/01/2039	1,525	1,668,961
Series 2016, GO Bonds (INS - BAM)(c)	4.00%	06/01/2041	5,000	5,648,830
Series 2017 C, GO Bonds	5.00%	11/01/2029	3,000	3,639,511
Series 2018 A, GO Bonds	5.00%	05/01/2036	2,610	3,149,437
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2029	6,500	8,088,250
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2032	3,000	3,684,243
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2033	750	919,290
Series 2018 B, Ref. GO Bonds	5.00%	10/01/2029	5,000	6,221,730
Series 2020, GO Bonds	5.50%	05/01/2039	3,750	4,833,022
Series 2021 A, GO Bonds	5.00%	03/01/2046	3,200	3,993,063
Illinois (State of) Educational Facilities Authority (The Adler Planetarium); Series 1997, VRD RB (LOC - PNC Bank N.A.)(f)(g)	0.03%	04/01/2031	3,100	3,100,000
Illinois (State of) Finance Authority;
Series 2012 A, RB	5.75%	10/01/2032	500	515,700
Series 2012 A, RB	6.00%	10/01/2048	450	462,886
Illinois (State of) Finance Authority (University of Illinois Health Services);
Series 2020, RB	4.00%	10/01/2040	950	1,112,652
Series 2020, RB	4.00%	10/01/2050	3,000	3,452,269
Illinois (State of) Regional Transportation Authority; Series 2018 B, RB	4.00%	06/01/2043	1,365	1,555,385

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                     Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Sports Facilities Authority (The);
Series 2014, Ref. RB (INS - AGM)(c)	5.25%	06/15/2032	$2,000	$2,209,053
Series 2019, Ref. RB (INS - BAM)(c)	5.00%	06/15/2028	2,520	3,136,027
Series 2019, Ref. RB (INS - BAM)(c)	5.00%	06/15/2029	455	577,448
Series 2019, Ref. RB (INS - BAM)(c)	5.00%	06/15/2030	245	309,311
Illinois (State of) Toll Highway Authority;
Series 2019 A, RB	4.00%	01/01/2044	7,785	9,089,079
Series 2020 A, RB	5.00%	01/01/2041	10,000	13,005,765
Jefferson County Township High School District No. 201;
Series 2012 A, GO Bonds	6.50%	12/30/2027	895	1,192,953
Series 2012 A, GO Bonds	6.50%	12/30/2028	955	1,310,993
Series 2012 A, GO Bonds	6.50%	12/30/2031	1,160	1,713,714
Lakemoor (Village of), IL; Series 2006, Ref. RB (INS - AGC)(c)	5.00%	03/01/2027	2,845	2,852,479
Lincolnshire (Village of), IL; Series 2004, RB	6.25%	03/01/2034	2,107	2,108,970
Markham (City of), IL; Series 2008 B, GO Bonds	5.75%	02/01/2028	480	469,209
Metropolitan Pier & Exposition Authority; Series 1998 A, RB (INS - AGM)(c)	5.50%	12/15/2023	605	647,081
Northern Illinois Municipal Power Agency; Series 2016 A, Ref. RB	4.00%	12/01/2041	1,050	1,152,410
Plano (City of), IL Special Service Area No. 5 (Lakewood Springs Club); Series 2006, RB(e)(i)	6.00%	03/01/2036	554	451,510
Regional Transportation Authority; Series 2018 XF2618, Revenue Ctfs.(k)	4.00%	06/01/2043	18,000	20,510,573
Sales Tax Securitization Corp.; Series 2018 C, Ref. RB (INS - BAM)(c)	5.25%	01/01/2048	5,000	6,234,776
Southwestern Illinois Development Authority;
Series 2006, RB	5.63%	11/01/2026	890	623,000
Series 2008 A, Ref. RB(i)	7.00%	10/01/2022	2,875	1,667,500
Stephenson County School District No. 145 Freeport;
Series 2018 A, GO Bonds(a)(b)	5.00%	02/01/2028	210	265,635
Series 2018 A, GO Bonds(a)(b)	5.00%	02/01/2028	135	170,765
Series 2018 A, GO Bonds(a)(b)	5.00%	02/01/2028	160	202,389
Series 2018 A, GO Bonds (INS - AGM)(c)	5.00%	02/01/2032	945	1,184,033
Series 2018 A, GO Bonds (INS - AGM)(c)	5.00%	02/01/2033	690	861,386
Series 2018 A, GO Bonds (INS - AGM)(c)	5.00%	02/01/2034	615	765,765
Yorkville (United City of), IL; Series 2013, Ref. RB	5.00%	03/01/2033	1,848	1,878,021
				190,961,711

Indiana–0.95%
Columbus (City of), IN; Series 2019, RB	5.63%	05/01/2039	3,575	3,629,125
Indiana (State of) Finance Authority;
Series 2011, RB(a)(b)	5.25%	09/15/2021	2,885	2,890,320
Series 2011, RB(a)(b)	6.38%	09/15/2021	4,250	4,259,531
Series 2011, RB(a)(b)	6.50%	09/15/2021	4,750	4,760,848
Indiana (State of) Finance Authority (Good Samaritan Hospital); Series 2016 A, RB	5.50%	04/01/2026	1,620	1,923,075
Indiana (State of) Municipal Power Agency; Series 2016 A, Ref. RB	5.00%	01/01/2037	7,500	8,998,213
Indianapolis (City of), IN; Series 2009 A, RB	7.00%	02/01/2039	2,025	2,000,144
				28,461,256

Iowa–0.16%
Iowa (State of) Finance Authority;
Series 2007 B, RB	5.38%	06/01/2025	180	180,174
Series 2007, RB(e)	5.90%	12/01/2028	400	16,500
Series 2012, RB	5.00%	08/15/2028	1,685	1,754,036
Series 2018 B, Ref. RB	5.00%	02/15/2048	1,300	1,585,064
Xenia (City of), IA Rural Water District; Series 2016, Ref. RB	5.00%	12/01/2036	1,000	1,163,446
				4,699,220

Kansas–0.02%
Pittsburgh (City of), KS; Series 2006, RB	4.90%	04/01/2024	775	718,971

Kentucky–2.26%
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2004 C, VRD RB(f)	0.07%	05/01/2034	15,000	15,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                     Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State);
Series 2016 A, Ref. RB (INS - NATL)(c)	5.00%	09/01/2032	$5,480	$ 6,652,097
Series 2016 A, Ref. RB (INS - NATL)(c)	5.00%	09/01/2033	11,525	13,986,156
Series 2016 A, Ref. RB (INS - NATL)(c)	5.00%	09/01/2034	5,000	6,055,187
Kentucky (Commonwealth of) Property & Building Commission (No. 115); Series 2017, RB	5.00%	04/01/2037	2,500	3,008,566
Kentucky (Commonwealth of) Property & Building Commission (Project No. 115); Series 2017, RB (INS - BAM)(c)	5.00%	04/01/2038	2,500	3,003,629
Kentucky (Commonwealth of) Property & Building Commission (Project No. 119);
Series 2018, RB	5.00%	05/01/2035	1,500	1,844,380
Series 2018, RB	5.00%	05/01/2036	1,170	1,434,753
Series 2018, RB	5.00%	05/01/2037	4,605	5,633,813
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.);
Series 2013 A, RB	5.75%	10/01/2042	10,000	11,059,253
Springfield (City of), KY; Series 2004, Ref. RB(e)(i)	5.75%	10/01/2035	15	18
				67,677,852

Louisiana–1.81%
Denham Springs (City of) & Livingston (Parish of), LA Housing & Mortgage Finance Authority; Series 2007, RB (CEP - GNMA)	5.00%	11/01/2040	4	3,909
Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC); Series 2013 B, Ref. VRD RB (LOC - JPMorgan Chase Bank, N.A.)(f)(g)	0.02%	09/01/2033	2,800	2,800,000
Louisiana (State of) Public Facilities Authority (19th Judicial District Court Building); Series 2015, Ref. RB (INS - AGM)(c)	5.00%	06/01/2042	2,500	2,869,058
Louisiana (State of) Public Facilities Authority (Archdiocese of New Orleans);
Series 2017, Ref. RB	5.00%	07/01/2032	395	379,200
Series 2017, Ref. RB	5.00%	07/01/2033	300	288,000
Series 2017, Ref. RB	5.00%	07/01/2037	345	331,200
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2017, Ref. RB	5.00%	05/15/2042	7,500	8,944,006
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2017, RB	5.00%	07/01/2057	1,300	1,519,050
Louisiana (State of) Stadium & Exposition District; Series 2013 A, Ref. RB	5.00%	07/01/2028	50	54,230
Louisiana Housing Corp.;
Series 2009 A, RB	6.88%	09/01/2029	7,580	7,468,882
Series 2009 A, RB	7.25%	09/01/2039	5,000	4,911,331
Louisiana State Citizens Property Insurance Corp.;
Series 2012, Ref. RB(a)(b)	5.00%	06/01/2022	950	984,394
Series 2012, Ref. RB(a)(b)	5.00%	06/01/2022	635	657,990
Louisiana State University & Agricultural & Mechanical College Board of Supervisors; Series 2016 A, Ref. RB	5.00%	07/01/2040	4,035	4,749,383
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System);
Series 2018 A, RB (INS - AGM)(c)	5.00%	10/01/2043	700	855,804
Series 2018 A, RB (INS - AGM)(c)	5.00%	10/01/2048	1,280	1,545,654
New Orleans (Port of), LA Board of Commissioners; Series 2020 D, RB	5.00%	04/01/2050	9,395	11,655,218
St. John the Baptist (Parish of), LA (Marathon Oil Corp.);
Series 2017, Ref. RB(b)	2.13%	07/01/2024	2,000	2,082,023
Series 2017, Ref. RB(b)	2.38%	07/01/2026	2,000	2,131,305
				54,230,637

Maine–0.43%
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Healthcare System); Series 2020 A, RB	4.00%	07/01/2050	11,150	12,895,516

Maryland–2.25%
Baltimore (City of), MD (Water); Series 2020 A, RB	4.00%	07/01/2045	2,000	2,381,282
Baltimore (County of), MD (Riderwood Village, Inc.);
Series 2020, Ref. RB	4.00%	01/01/2045	5,250	6,074,509
Series 2020, Ref. RB	4.00%	01/01/2050	6,000	6,917,555
Gaithersburg (City of), MD (Asbury Maryland Obligated Group); Series 2018 A, Ref. RB	5.00%	01/01/2036	1,500	1,676,224

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                     Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Maryland (State of) Health & Higher Educational Facilities Authority;
Series 2001, RB (INS - AMBAC)(c)	5.00%	07/01/2034	$5	$ 5,049
Series 2004, RB (INS - AMBAC)(c)	5.00%	07/01/2034	15	15,148
Series 2016, Ref. RB	5.00%	06/01/2036	400	463,953
Maryland (State of) Health & Higher Educational Facilities Authority (UPMC);
Series 2020 B, RB	4.00%	04/15/2045	5,250	6,132,236
Series 2020 B, RB	4.00%	04/15/2050	5,000	5,812,820
Maryland (State of) Transportation Authority; Series 2021 A, Ref. RB	5.00%	07/01/2051	5,000	6,513,929
Maryland (State of) Transportation Authority (Transportation Facilities); Series 2020, RB	4.00%	07/01/2050	20,000	23,698,430
Maryland Economic Development Corp.;
Series 2012, Ref. RB	5.00%	07/01/2034	1,000	1,033,243
Series 2016, Ref. RB (INS - AGM)(c)	5.00%	06/01/2035	4,530	5,314,281
Prince George’s (County of), MD; Series 2005, RB	5.25%	07/01/2035	1,567	1,583,864
				67,622,523

Massachusetts–1.27%
Commonwealth of Massachusetts; Series 2016-XF0530, Ctfs.(k)	5.00%	12/01/2035	20,000	24,412,398
Massachusetts (Commonwealth of); Series 2020 E, GO Bonds	5.00%	11/01/2050	6,000	7,719,091
Massachusetts (Commonwealth of) Development Finance Agency;
Series 2011 B, RB(j)	0.00%	11/15/2056	307	211,064
Series 2016 I, Ref. RB	5.00%	07/01/2036	2,000	2,368,236
Massachusetts (Commonwealth of) Development Finance Agency (Wellforce, Inc.); Series 2020 C, Ref. RB (INS - AGM)(c)	4.00%	10/01/2045	3,000	3,509,790
				38,220,579

Michigan–3.63%
Detroit (City of), MI; Series 2003 B, RB (INS - AGM)(c)	7.50%	07/01/2033	60	60,343
Detroit (City of), MI Downtown Development Authority; Series 2018 A, Ref. RB (INS - AGM)(c)	5.00%	07/01/2043	150	167,584
Detroit (City of), MI Downtown Development Authority (Catalyst Development); Series 2018 A, Ref.
RB (INS - AGM)(c)	5.00%	07/01/2048	1,350	1,503,024
Detroit (City of), MI Water and Sewerage Department; Series 2012 A, Ref. RB(a)(b)	5.00%	07/01/2022	2,155	2,242,641
Detroit City School District;
Series 2012 A, Ref. GO Bonds	5.00%	05/01/2028	1,100	1,135,271
Series 2012 A, Ref. GO Bonds	5.00%	05/01/2031	680	701,757
Grand Traverse Academy; Series 2007, Ref. RB	5.00%	11/01/2022	215	215,305
Michigan (State of); Series 2021, RB	4.00%	11/15/2046	20,300	24,267,071
Michigan (State of) Finance Authority;
Series 2005 A, RB	6.00%	12/01/2035	1,155	1,156,324
Series 2008 C, RB(j)	0.00%	06/01/2058	289,275	14,625,194
Series 2010 A, RB	5.90%	12/01/2030	600	600,843
Series 2014 D-6, Ref. RB (INS - NATL)(c)	5.00%	07/01/2025	1,000	1,136,554
Series 2014 D-6, Ref. RB (INS - NATL)(c)	5.00%	07/01/2026	895	1,017,216
Series 2014 D-6, Ref. RB (INS - NATL)(c)	5.00%	07/01/2027	930	1,056,995
Series 2014, Ref. RB(h)	6.75%	07/01/2044	6,000	6,361,102
Series 2015 C, RB	5.00%	07/01/2034	2,200	2,556,499
Series 2018, Ref. RB	5.75%	11/01/2040	635	724,876
Michigan (State of) Finance Authority (CHE Trinity Health Credit Group); Series 2013 MI-4, Ref. RB	5.00%	12/01/2039	5,000	6,430,697
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C- 6, Ref. RB	5.00%	07/01/2033	1,000	1,127,444
Series 2014 D- 4, Ref. RB	5.00%	07/01/2032	2,450	2,763,720
Series 2014 D- 4, Ref. RB	5.00%	07/01/2034	1,000	1,126,538
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2016, Ref. RB	5.00%	11/15/2041	6,300	7,547,139
Michigan (State of) Strategic Fund; Series 2007, RB	5.85%	08/31/2027	5,684	5,706,433
Michigan State University Board of Trustees;
Series 2019 B, RB	5.00%	02/15/2044	1,180	1,467,790
Series 2019 B, RB	5.00%	02/15/2048	6,650	8,233,527
Plymouth Educational Center Charter School;
Series 2005, Ref. RB	5.38%	11/01/2030	400	285,047
Series 2005, Ref. RB	5.63%	11/01/2035	1,325	844,392
Renaissance Public School Academy; Series 2012 A, RB	6.00%	05/01/2037	500	508,468

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                     Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Walled Lake Consolidated School District;
Series 2019, GO Bonds	4.00%	05/01/2039	$600	$705,562
Series 2019, GO Bonds	4.00%	05/01/2040	1,220	1,431,836
Series 2019, GO Bonds	4.00%	05/01/2041	2,485	2,909,493
Series 2019, GO Bonds	5.00%	05/01/2044	3,270	4,153,766
Series 2019, GO Bonds	5.00%	05/01/2049	3,270	4,133,036
				108,903,487

Minnesota–0.21%
Bethel (City of), MN (Benedictine Health System - St. Peter Communities); Series 2018 A, Ref. RB	5.50%	12/01/2048	1,050	1,117,581
Duluth (City of), MN Economic Development Authority; Series 2018 A, Ref. RB	5.00%	02/15/2043	2,300	2,781,446
Minnesota (State of) Higher Education Facilities Authority; Series 2017, Ref. RB	5.00%	10/01/2047	900	989,663
Mound (City of), MN Housing & Redevelopment Authority; Series 2006, Ref. RB	5.00%	02/15/2027	621	625,269
St. Paul (City of), MN (Presbyterian Homes Bloomington); Series 2017, Ref. RB	5.00%	09/01/2042	680	730,019
				6,243,978

Mississippi–0.97%
Jackson (County of), MS (Chevron U.S.A., Inc.); Series 1993, Ref. VRD RB(f)	0.01%	06/01/2023	9,790	9,790,000
Mississippi (State of) Development Bank; Series 2016, RB (CEP - Colorado Higher Education
Intercept Program)	5.00%	12/01/2046	10,000	12,078,146
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2010 B, VRD IDR(f)	0.02%	12/01/2030	1,000	1,000,000
Series 2010 K, VRD RB(f)	0.01%	11/01/2035	4,460	4,460,000
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,795	1,807,003
				29,135,149

Missouri–0.85%
370/Missouri Bottom Road/Taussig Road Transportation Development District (Hazelwood); Series 2002, RB (Acquired 10/24/2002-02/13/2012; Cost $14,360,000)(e)(i)(l)	7.20%	05/01/2049	14,360	4,882,400
Branson (City of), MO Industrial Development Authority;
Series 2005 A, RB(i)	7.05%	05/01/2027	70	51,443
Series 2007 A, RB(i)	5.75%	05/01/2026	765	576,954
Broadway-Fairview Transportation Development District; Series 2006 A, RB(i)	5.88%	12/01/2031	675	438,750
Chillicothe (City of), MO (South U.S. 65); Series 2006, RB(i)	5.63%	04/01/2027	400	355,339
Columbia (City of), MO Housing Authority;
Series 2015, RB	5.00%	12/15/2040	580	602,835
Series 2015, RB	5.13%	12/15/2050	1,330	1,378,241
Grindstone Plaza Transportation Development District; Series 2006 A, RB	5.50%	10/01/2031	355	319,569
Hollister (City of), MO; Series 2019, RB(h)	5.63%	10/01/2039	5,335	5,761,998
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(h)	5.00%	04/01/2046	295	309,364
Lee’s Summit (City of), MO Industrial Development Authority; Series 2007, RB(e)(i)	5.75%	03/01/2029	250	155,000
Maplewood (City of), MO (Maplewood South Redevelopment Area); Series 2005, Ref. RB	5.75%	11/01/2026	1,905	1,906,588
Northwoods Transportation Development District; Series 2006 A, RB	5.85%	02/01/2031	52	47,355
St Louis (County of), MO; Series 2007 A, RB(i)	5.50%	09/02/2028	373	167,850
St. Charles (County of), MO Industrial Development Authority (Suemandy/Mid-Rivers Community Improvement District); Series 2016, RB(h)	5.00%	10/01/2046	1,025	1,049,244
St. Louis (City of), MO;
Series 2006 A, RB(i)(m)	6.00%	08/04/2025	481	96,200
Series 2007, RB(i)	5.50%	05/29/2028	661	258,910
St. Louis (City of), MO Land Clearance for Redevelopment Authority; Series 2018 A, RB	5.00%	04/01/2048	3,250	3,836,112
St. Louis (County of), MO;
Series 2006, RB(i)(m)	6.00%	08/21/2026	545	109,000
Series 2006, RB(i)(m)	6.00%	08/21/2026	846	186,120
Series 2006, RB(i)	5.50%	03/09/2027	1,879	770,390
Series 2007 A, RB(i)	5.50%	01/20/2028	758	333,520
Series 2007 B, RB(i)(m)	5.50%	01/20/2028	466	69,900
Series 2008 A, RB(i)	6.60%	01/21/2028	3,255	1,367,100
Series 2008, RB(i)(m)	6.69%	04/21/2029	1,080	183,600

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                     Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Stone Canyon Community Improvement District;
Series 2007, RB (Acquired 09/23/2011; Cost $ 560,084)(e)(i)(l)	5.70%	04/01/2022	$620	$155,000
Series 2007, RB (Acquired 09/23/2011; Cost $ 287,597)(e)(i)(l)	5.75%	04/01/2027	320	80,000
				25,448,782

Montana–0.05%
Hardin (City of), MT; Series 2006, RB(i)(m)	6.25%	09/01/2031	11,710	1,639,400

Nebraska–0.52%
Central Plains Energy Project (No. 3);
Series 2012, RB(n)	5.25%	09/01/2037	9,510	9,981,479
Series 2017 A, Ref. RB	5.00%	09/01/2037	4,000	5,698,080
				15,679,559

Nevada–0.75%
Clark (County of), NV;
Series 2007 A, RB	5.00%	02/01/2026	320	324,268
Series 2007 A, RB	5.05%	02/01/2031	255	257,987
Clark (County of), NV (Stadium Improvement Bonds); Series 2018 A, GO Bonds	5.00%	05/01/2048	2,500	3,038,320
Clark County School District; Series 2018 B, GO Bonds (INS - BAM)(c)	5.00%	06/15/2036	5,280	6,662,461
Las Vegas (City of), NV Convention & Visitors Authority; Series 2018 B, RB	5.00%	07/01/2043	10,000	12,144,229
				22,427,265

New Hampshire–0.44%
Manchester Housing & Redevelopment Authority, Inc.; Series 2000 B, RB (INS - ACA)(c)(j)	0.00%	01/01/2029	305	225,656
New Hampshire (State of) Business Finance Authority;
Series 2019 A, RB(h)	5.25%	07/01/2039	410	435,810
Series 2019 A, RB(h)	5.63%	07/01/2046	230	245,658
Series 2019 A, RB(h)	5.75%	07/01/2054	570	609,613
Series 2020-1, Class A	4.13%	01/20/2034	3,914	4,726,446
New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB(a)(b)	5.00%	01/01/2022	1,500	1,524,080
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	3,410	5,490,019
				13,257,282

New Jersey–7.28%
Atlantic City (City of), NJ;
Series 2017 A, Ref. GO Bonds (INS - BAM)(c)	5.00%	03/01/2032	250	302,732
Series 2017 A, Ref. GO Bonds (INS - BAM)(c)	5.00%	03/01/2037	500	599,366
Series 2017 B, GO Bonds (INS - AGM)(c)	4.00%	03/01/2042	3,510	3,944,176
Casino Reinvestment Development Authority, Inc.;
Series 2014, Ref. RB (INS - AGM)(c)	5.00%	11/01/2030	2,000	2,216,882
Series 2014, Ref. RB (INS - AGM)(c)	5.00%	11/01/2032	2,000	2,210,141
Hudson (County of), NJ Improvement Authority (Hudson County Courhouse); Series 2020, RB	4.00%	10/01/2051	10,000	11,834,904
New Jersey (State of);
Series 2020 A, GO Bonds	4.00%	06/01/2030	2,880	3,566,187
Series 2020 A, GO Bonds	4.00%	06/01/2031	3,500	4,375,246
New Jersey (State of) Economic Development Authority;
Series 2016 AAA, RB	5.00%	06/15/2041	3,000	3,576,987
Series 2017 DDD, RB	5.00%	06/15/2028	1,930	2,371,889
Series 2017 DDD, RB	5.00%	06/15/2029	3,500	4,275,560
Series 2017, Ref. RB (INS - AGM)(c)	5.00%	06/01/2037	1,000	1,200,057
Series 2018 A, RB	5.00%	06/15/2042	3,500	4,247,028
Series 2018 A, RB	5.00%	06/15/2047	735	886,011
Series 2018 A, RB(h)	6.50%	11/01/2052	220	265,669
Series 2018 C, RB	5.00%	06/15/2031	4,855	5,987,189
Series 2019, RB	4.00%	06/15/2044	3,000	3,469,858
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	943	1,189,844
New Jersey (State of) Economic Development Authority (Transit Transportation); Series 2020, RB	4.00%	11/01/2039	2,000	2,321,930

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                     Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Health Care Facilities Financing Authority; Series 2015 A, RB (INS - AGM)(c)	5.00%	07/01/2029	$2,100	$ 2,449,307
New Jersey (State of) Transportation Trust Fund Authority;
Series 2004 A, RB (INS - NATL)(c)	5.75%	06/15/2024	11,570	13,323,053
Series 2005 B, RB (INS - NATL)(c)	5.50%	12/15/2021	5,975	6,065,138
Series 2008 A, RB(j)	0.00%	12/15/2038	5,680	3,792,017
Series 2009 D, RB	5.00%	06/15/2032	5,015	5,732,205
Series 2016, RN	5.00%	06/15/2030	6,000	7,135,566
Series 2018 A, Ref. RN	5.00%	06/15/2029	6,660	7,940,631
Series 2018 A, Ref. RN	5.00%	06/15/2030	945	1,123,852
Series 2018 A, Ref. RN	5.00%	06/15/2031	880	1,043,302
Series 2020 AA, RB	4.00%	06/15/2045	3,340	3,882,598
Series 2020 AA, RB	5.00%	06/15/2045	1,435	1,811,984
Series 2020 AA, RB	4.00%	06/15/2050	3,785	4,377,795
Series 2020 AA, RB	5.00%	06/15/2050	1,230	1,543,283
New Jersey (State of) Turnpike Authority;
Series 2015 E, RB	5.00%	01/01/2034	7,000	8,031,722
Series 2019 A, RB	4.00%	01/01/2048	10,000	11,580,214
Series 2019 A, RB	5.00%	01/01/2048	3,000	3,710,302
Series 2021 A, RB	4.00%	01/01/2051	2,000	2,353,700
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2028	3,500	4,460,123
Series 2018 A, Ref. RB	5.00%	06/01/2029	4,500	5,698,391
Series 2018 A, Ref. RB	5.00%	06/01/2030	5,000	6,289,708
Series 2018 A, Ref. RB	5.00%	06/01/2031	7,100	8,893,606
Series 2018 A, Ref. RB	5.00%	06/01/2034	13,000	16,146,695
Series 2018 A, Ref. RB	5.00%	06/01/2035	4,000	4,959,514
Series 2018 A, Ref. RB	5.00%	06/01/2037	3,000	3,700,266
Series 2018 A, Ref. RB	5.00%	06/01/2046	6,000	7,210,364
Series 2018 B, Ref. RB	5.00%	06/01/2046	13,700	16,290,910
				218,387,902

New Mexico–0.07%
Boulders Public Improvement District; Series 2015, RB	5.75%	10/01/2044	230	242,087
Trails Public Improvement District; Series 2008, RB	7.75%	10/01/2038	1,775	1,775,156
				2,017,243

New York–11.85%
Hudson Yards Infrastructure Corp.;
Series 2017 XF0549, Revenue Ctfs.(k)	5.00%	02/15/2037	8,500	10,230,685
Series 2017 XF0549, Revenue Ctfs.(k)	5.00%	02/15/2039	7,500	9,001,811
Metropolitan Transportation Authority;
Series 2015 C-1, Ref. RB	5.00%	11/15/2035	10,500	12,120,491
Series 2016 C-1, RB	5.25%	11/15/2056	5,000	5,940,124
Subseries 2012 G-1, VRD Ref. RB (LOC - Barclays Bank PLC)(f)(g)	0.01%	11/01/2032	1,500	1,500,000
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.25%	11/15/2056	14,375	16,826,995
Subseries 2017 A-1, RB	5.25%	11/15/2057	3,500	4,197,552
MTA Hudson Rail Yards Trust Obligations; Series 2016 A, RB	5.00%	11/15/2056	13,150	14,126,873
New York & New Jersey (States of) Port Authority;
Series 2016 198, Ref. RB	5.25%	11/15/2056	10,000	12,139,638
Series 2018, Ref. RB	5.00%	09/01/2048	5,000	6,140,435
New York (City of), NY;
Series 2012 A-2, VRD GO Bonds(f)	0.01%	10/01/2038	4,000	4,000,000
Series 2015 F, VRD GO Bonds(f)	0.01%	06/01/2044	5,400	5,400,000
Series 2018 D, VRD GO Bonds(f)	0.01%	12/01/2047	5,000	5,000,000
Series 2018 DD1, RB	5.00%	06/15/2048	10,000	12,309,027
Series 2018 E-1, GO Bonds	5.00%	03/01/2040	10,065	12,402,863
New York (City of), NY Industrial Development Agency (Liberty 123 Wash); Series 2007, VRD RB(f)(g)	0.01%	10/01/2042	2,750	2,750,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                     Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Municipal Water Finance Authority; Series 2015 GG, Ref. RB	5.00%	06/15/2039	$10,000	$11,636,396
New York (City of), NY Transitional Finance Authority;
Series 2018 S-3, RB	5.00%	07/15/2043	14,000	17,439,723
Series 2019 A-3, RB	4.00%	05/01/2042	5,000	5,898,606
Series 2019 B-1, RB	4.00%	11/01/2045	4,000	4,695,477
Series 2020 C-1, RB	4.00%	05/01/2045	5,000	5,888,873
Series 2020, RB	4.00%	05/01/2047	5,000	5,875,646
New York (City of), NY Water & Sewer System (2nd Generation Resolution); Series 2008 BB-2, VRD RB(f)	0.01%	06/15/2039	3,000	3,000,000
New York (County of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	285	384,153
New York (State of) Dormitory Authority;
Series 2015 B, RB	5.00%	03/15/2033	10,000	11,792,327
Series 2015 B, Ref. RB	5.00%	07/01/2028	2,650	3,092,562
Series 2016 A, RB	5.00%	03/15/2035	5,000	6,082,670
Series 2020 D, Ref. RB	4.00%	02/15/2047	7,000	8,162,071
Series 2021 A, Ref. RB	4.00%	03/15/2043	14,130	16,807,942
New York (State of) Dormitory Authority (Columbia University); Series 2018 A, RB	5.00%	10/01/2048	14,000	21,973,322
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	5,920	6,892,209
Series 2019 B, RB	4.00%	01/01/2053	5,880	6,821,990
New York Counties Tobacco Trust II; Series 2001, RB	5.75%	06/01/2043	65	65,131
New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2005, Ref. RB	5.25%	10/01/2035	6,075	8,734,498
New York Power Authority (Green Bonds);
Series 2020 A, Ref. RB	4.00%	11/15/2045	7,000	8,297,843
Series 2020 A, Ref. RB	4.00%	11/15/2050	10,000	11,797,852
New York State Thruway Authority; Series 2020 N, RB	4.00%	01/01/2045	5,000	5,868,907
New York State Urban Development Corp.;
Series 2020 A, RB	5.00%	03/15/2041	1,800	2,321,629
Series 2020 A, RB	5.00%	03/15/2042	515	662,878
Series 2020 A, RB	4.00%	03/15/2045	4,235	4,970,614
Series 2020 A, RB	4.00%	03/15/2049	9,450	11,063,587
Series 2020 C, Ref. RB	5.00%	03/15/2047	7,000	8,922,136
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020, Ref. RB	5.00%	12/01/2036	3,000	3,865,163
Series 2020, Ref. RB	5.00%	12/01/2038	2,750	3,523,132
Series 2020, Ref. RB	4.00%	12/01/2039	1,700	1,995,794
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels); Series 2020 A, RB	5.00%	11/15/2049	3,000	3,860,217
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	5,450	6,048,585
Series 2017 A, Ref. RB	5.00%	06/01/2036	2,455	2,948,869
				355,477,296

North Carolina–0.67%
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems);
Series 2007 B, Ref. VRD RB(f)	0.01%	01/15/2038	585	585,000
Series 2007 C, Ref. VRD RB(f)	0.01%	01/15/2037	9,475	9,475,000
North Carolina (State of) Turnpike Authority; Series 2018, Ref. RB (INS - AGM)(c)	5.00%	01/01/2038	5,000	6,261,210
Raleigh & Durham (Cities of), NC Airport Authority; Series 2008 C, Ref. VRD RB (LOC - TD Bank N.A.)(f)(g)	0.01%	05/01/2036	3,720	3,720,000
				20,041,210

Ohio–2.48%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	28,205	32,821,979
Series 2020 B-3, Ref. RB(j)	0.00%	06/01/2057	49,575	8,148,752
Cleveland (City of) & Cuyahoga (County of), OH Port Authority; Series 2010, RB	6.00%	11/15/2035	3,445	3,461,455
Cuyahoga (County of), OH (Metrohealth System);
Series 2017, Ref. RB	5.50%	02/15/2052	2,475	2,981,326
Series 2017, Ref. RB	5.50%	02/15/2057	1,050	1,252,687

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                     Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Greater Cincinnati (Port of), OH Development Authority;
Series 2004, RB	6.30%	02/15/2024	$785	$772,064
Series 2004, RB	6.40%	02/15/2034	5,860	5,383,754
Greene (County of), OH;
Series 2002 A, RB (INS - ACA)(c)	5.50%	09/01/2027	955	956,464
Series 2002 A, RB (INS - ACA)(c)	5.63%	09/01/2032	170	170,000
Jeffrey Place New Community Authority; Series 2007 A, RB	5.00%	12/01/2022	195	195,369
Montgomery (County of), OH (Premier Health Partners Obligated Group); Series 2019 B, Ref. VRD RB (LOC - PNC Bank N.A.)(f)(g)	0.02%	11/15/2045	2,000	2,000,000
Ohio (State of);
Series 2017 A, GO Bonds	5.00%	03/15/2036	5,000	5,566,967
Series 2020 A, Ref. RB	5.00%	01/15/2050	3,905	4,846,975
Ohio (State of) Higher Educational Facility Commission; Series 2018, Ref. RB	5.25%	01/01/2038	1,350	1,437,929
Portage (County of), OH Port Authority; Series 2012, RB	5.00%	12/01/2037	4,065	4,165,172
Toledo (City of) & Lucas (County of), OH Port Authority; Series 2007 A, RB	5.40%	11/01/2036	303	275,264
				74,436,157

Oklahoma–0.12%
Carter (County of), OK Public Facilities Authority; Series 2018, RB	5.00%	09/01/2032	3,070	3,737,092

Oregon–0.10%
Yamhill (County of), OR Hospital Authority (Friendsview);
Series 2021 A, Ref. RB	5.00%	11/15/2046	1,540	1,828,650
Series 2021 A, Ref. RB	5.00%	11/15/2051	1,100	1,302,154
				3,130,804

Pennsylvania–6.22%
Allegheny (County of), PA Airport Authority; Series 2021 B, RB	5.00%	01/01/2051	10,000	12,697,214
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2036	2,825	3,470,593
Bethlehem Area School District; Series 2015 A, GO Bonds (INS - BAM)(c)	5.00%	08/01/2033	5,000	5,859,530
Chester (County of), PA Industrial Development Authority (Sustainability Bonds); Series 2021, RB	4.00%	12/01/2051	3,250	3,851,283
Commonwealth Financing Authority;
Series 2018, RB	5.00%	06/01/2030	1,250	1,560,508
Series 2018, RB	5.00%	06/01/2032	3,000	3,718,492
Series 2018, RB	5.00%	06/01/2033	2,000	2,469,461
Series 2018, RB	5.00%	06/01/2034	1,760	2,165,990
Delaware (County of), PA Authority (Neumann University);
Series 2016, Ref. RB	5.00%	10/01/2031	1,425	1,625,694
Series 2016, Ref. RB	5.00%	10/01/2035	2,305	2,613,088
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(f)(g)	0.02%	06/01/2037	3,055	3,055,000
Geisinger Authority (Geisinger Health System); Series 2020, Ref. RB	5.00%	04/01/2050	5,000	6,279,278
Lebanon (County of), PA Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC - PNC Bank N.A.)(f)(g)	0.02%	10/15/2025	1,810	1,810,000
Pennsylvania (Commonwealth of);
Series 2013 1, GO Bonds	4.00%	04/01/2032	5,000	5,292,656
Series 2018 1, GO Bonds	5.00%	03/01/2032	10,000	12,573,177
Series 2018 1, GO Bonds	4.00%	03/01/2035	12,500	14,615,247
Series 2018 1, GO Bonds (INS - BAM)(c)	4.00%	03/01/2036	4,175	4,924,213
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District);
Series 2012, RB(a)(b)	5.00%	04/01/2022	3,000	3,083,684
Series 2012, RB(a)(b)	5.00%	04/01/2022	2,605	2,677,665
Series 2016 A, Ref. RB (INS - AGM)(c)	5.00%	06/01/2032	5,000	6,079,135
Series 2016 A, Ref. RB (INS - AGM)(c)	5.00%	06/01/2033	5,000	6,064,792

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                     Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2009 E, RB(d)	6.38%	12/01/2038	$1,500	$1,980,541
Series 2014 A-3, RB(j)	0.00%	12/01/2041	3,450	2,145,189
Series 2016, Ref. RB	5.00%	06/01/2030	5,000	5,904,715
Series 2017 3, Ref. RB	5.00%	12/01/2040	5,125	6,271,295
Series 2017 B-1, RB	5.00%	06/01/2042	7,750	9,276,906
Series 2018 A-2, RB	5.00%	12/01/2048	7,000	8,720,974
Series 2019 A, RB (INS - AGM)(c)	4.00%	12/01/2049	8,500	9,926,016
Series 2021 B, Ref. RB	5.00%	12/01/2051	5,500	7,049,624
Series 2021, RB	4.00%	12/01/2051	2,000	2,350,589
Philadelphia (City of), PA;
Series 2017 15, Ref. RB	5.00%	08/01/2036	1,000	1,219,636
Series 2019 B, RB	5.00%	11/01/2049	7,155	9,046,270
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System); Series 2012 A, RB	5.63%	07/01/2042	3,500	3,629,695
Philadelphia (City of), PA Industrial Development Authority (Architecture & Design Charter High School); Series 2013, RB(a)(b)	6.13%	03/15/2023	685	746,550
Philadelphia Gas Works Co.; Series 2009 C, Ref. VRD RB (LOC - Barclays Bank PLC)(f)(g)	0.01%	08/01/2031	450	450,000
Philadelphia School District; Series 2016 F, Ref. GO Bonds	5.00%	09/01/2032	1,000	1,203,699
Pottsville (City of), PA Hospital Authority (Lehigh Valley); Series 2016 B, Ref. RB	5.00%	07/01/2041	4,000	4,752,819
Reading School District;
Series 2017, Ref. GO Bonds (INS - AGM)(c)	5.00%	03/01/2035	280	339,468
Series 2017, Ref. GO Bonds (INS - AGM)(c)	5.00%	03/01/2036	255	308,851
Scranton School District;
Series 2017 E, Ref. GO Bonds (INS - BAM)(c)	5.00%	12/01/2029	1,000	1,244,552
Series 2017 E, Ref. GO Bonds (INS - BAM)(c)	5.00%	12/01/2030	1,305	1,613,780
Series 2017 E, Ref. GO Bonds (INS - BAM)(c)	5.00%	12/01/2032	890	1,094,439
Series 2017 E, Ref. GO Bonds (INS - BAM)(c)	5.00%	12/01/2033	710	872,320
				186,634,628

Puerto Rico–6.81%
Puerto Rico (Commonwealth of);
Series 2003 C-7, Ref. GO Bonds (INS - NATL)(c)	6.00%	07/01/2027	1,365	1,413,116
Series 2004 A, GO Bonds (INS - AGC)(c)	5.00%	07/01/2034	5	5,081
Series 2006 A, GO Bonds(e)	5.25%	07/01/2030	4,020	3,793,875
Series 2007 A, GO Bonds(e)	5.00%	07/01/2023	2,610	2,427,300
Series 2007 A, GO Bonds(e)	5.13%	07/01/2028	3,000	2,793,750
Series 2007 A, Ref. GO Bonds(e)	5.00%	07/01/2049	4,515	4,198,950
Series 2009 B, Ref. GO Bonds(e)	6.50%	07/01/2037	5,000	4,787,500
Series 2009 B, Ref. GO Bonds(e)	6.00%	07/01/2039	6,200	5,905,500
Series 2009 C, Ref. GO Bonds(e)	6.00%	07/01/2039	2,000	1,865,000
Series 2011 A, GO Bonds(e)	5.75%	07/01/2041	3,335	3,097,381
Series 2011 A, Ref. GO Bonds(e)	6.00%	07/01/2040	3,000	2,741,250
Series 2011 C, Ref. GO Bonds(e)	5.75%	07/01/2036	9,000	7,830,000
Series 2011 E, Ref. GO Bonds(e)	6.00%	07/01/2029	4,895	4,668,606
Series 2011 E, Ref. GO Bonds(e)	5.38%	07/01/2030	1,250	1,159,375
Series 2011 E, Ref. GO Bonds(e)	5.63%	07/01/2033	4,000	3,735,000
Series 2012 A, Ref. GO Bonds(e)	5.25%	07/01/2023	3,000	2,692,500
Series 2012 A, Ref. GO Bonds(e)	5.50%	07/01/2026	6,645	5,947,275
Series 2012 A, Ref. GO Bonds(e)	5.75%	07/01/2028	5,000	4,512,500
Series 2012 A, Ref. GO Bonds(e)	5.50%	07/01/2039	8,225	7,402,500
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2012 A, RB(a)	5.25%	07/01/2029	1,885	1,963,952
Series 2012 A, RB(a)	5.75%	07/01/2037	5,400	5,648,570
Series 2012 A, RB(a)	5.25%	07/01/2042	5,880	6,126,280
Series 2012 A, RB(a)	6.00%	07/01/2047	10,090	10,572,766

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                     Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 RR, RB (INS - NATL)(c)	5.00%	07/01/2023	$30	$30,544
Series 2005 RR, RB (INS - NATL)(c)	5.00%	07/01/2024	260	266,062
Series 2005 SS, Ref. RB (INS - NATL)(c)	5.00%	07/01/2025	4,000	4,114,010
Series 2007 VV, Ref. RB (INS - NATL)(c)	5.25%	07/01/2025	1,690	1,801,718
Series 2008 WW-RSA-1, RB(e)	5.38%	07/01/2023	2,750	2,708,750
Series 2008 WW-RSA-1, RB(e)	5.25%	07/01/2025	1,985	1,952,744
Series 2010 AAA-RSA-1, RB(e)	5.25%	07/01/2028	2,830	2,784,012
Series 2010 CCC-RSA-1, RB(e)	5.00%	07/01/2022	1,850	1,813,000
Series 2010 CCC-RSA-1, RB(e)	5.00%	07/01/2028	2,500	2,450,000
Series 2010 XX, RB(e)	5.25%	07/02/2040	1,670	1,642,862
Series 2010 ZZ-RSA-1, Ref. RB(e)	5.25%	07/01/2022	410	403,338
Series 2010 ZZ-RSA-1, Ref. RB(e)	5.25%	07/01/2025	405	398,419
Puerto Rico (Commonwealth of) Government Employees Retirement System; Series 2008 A, RB(e)	6.45%	07/01/2055	10,000	1,170,000
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2003 A-A, RB (INS - AGC)(c)	5.00%	07/01/2035	10	10,161
Series 2003 G, RB (INS - NATL)(c)	5.00%	07/01/2033	20	20,570
Series 2004 I, RB (INS - FGIC)(c)(m)	5.00%	07/01/2022	40	38,100
Series 2007 M, RB(e)	5.00%	07/01/2046	3,500	1,868,125
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority;
Series 1995 A, RB	5.63%	07/01/2022	530	530,000
Series 2012, Ref. RB	5.00%	10/01/2022	190	193,960
Puerto Rico (Commonwealth of) Infrastructure Financing Authority;
Series 2005 A, RB (INS - FGIC)(c)(m)	5.50%	07/01/2024	850	801,125
Series 2005 A, RB (INS - FGIC)(c)(m)	5.50%	07/01/2028	750	695,625
Series 2005 A, RB (INS - FGIC)(c)(e)(j)	0.00%	07/01/2030	8,000	4,589,440
Series 2005 A, RB (INS - FGIC)(c)(e)(j)	0.00%	07/01/2031	8,695	4,757,643
Series 2005 B, RB(e)	5.00%	07/01/2041	65	26,000
Puerto Rico (Commonwealth of) Public Buildings Authority;
Series 2002 D, RB(e)	5.38%	07/01/2033	4,940	5,217,875
Series 2007 N, RB(e)	5.00%	07/01/2032	3,300	3,448,500
Series 2009 P, Ref. RB(e)	6.25%	07/01/2026	8,575	9,261,000
Series 2012 U, Ref. RB(e)	5.25%	07/01/2042	240	228,000
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities);
Series 2007 M-2, Ref. RB (INS - AMBAC)(c)	10.00%	07/01/2035	1,910	2,018,952
Series 2007 M-3, Ref. RB (INS - NATL)(c)	6.00%	07/01/2028	10,000	10,362,831
Puerto Rico Public Finance Corp.; Series 2011 B, RB(e)	5.50%	08/01/2031	5,615	84,225
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(j)	0.00%	07/01/2046	34,472	11,518,429
Series 2018 A-1, RB(j)	0.00%	07/01/2051	28,082	6,824,347
Series 2018 A-1, RB	4.75%	07/01/2053	9,853	11,275,792
Series 2018 A-1, RB	5.00%	07/01/2058	4,400	5,094,580
Series 2019 A-2, RB	4.54%	07/01/2053	387	437,703
Series 2019 A-2, RB	4.78%	07/01/2058	5,172	5,918,790
University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2026	1,305	1,288,688
Series 2006 P, Ref. RB	5.00%	06/01/2030	900	884,250
Series 2006 Q, RB	5.00%	06/01/2036	150	147,375
				204,365,572

Rhode Island–0.21%
Central Falls Detention Facility Corp.; Series 2005, Ref. RB (Acquired 06/23/2005; Cost $4,862,486)(e)(l)	7.25%	07/15/2035	4,915	884,700
Rhode Island Housing and Mortgage Finance Corp.; Series 1992 10-A, RB	6.50%	04/01/2027	20	20,081
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2040	4,695	5,279,250
				6,184,031

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                     Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–0.21%
Richland (County of), SC; Series 2004, RB(i)	6.20%	11/01/2036	$4,175	$3,370,487
South Carolina (State of) Public Service Authority; Series 2020 A, Ref. RB	5.00%	12/01/2043	2,200	2,804,606
				6,175,093

South Dakota–0.05%
Educational Enhancement Funding Corp.; Series 2013 B, RB	5.00%	06/01/2027	1,500	1,602,376

Tennessee–2.05%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health);
Series 2019 A-1, Ref. RB	4.00%	08/01/2038	225	262,962
Series 2019 A-1, Ref. RB	4.00%	08/01/2044	455	523,976
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	340	422,024
Series 2019 A-2, Ref. RB	5.00%	08/01/2049	455	561,507
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group);
Series 2018 A, Ref. RB	5.00%	07/01/2035	2,000	2,475,425
Series 2018 A, Ref. RB	5.00%	07/01/2036	3,000	3,703,815
Series 2018 A, Ref. RB	5.00%	07/01/2037	3,000	3,694,946
Memphis (City of), TN; Series 2020 A, RB	4.00%	12/01/2050	5,000	5,974,274
Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(h)	5.13%	06/01/2036	200	231,193
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board; Series 2012, RB	5.00%	11/01/2027	500	503,687
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center); Series 2016 A, RB	5.00%	07/01/2046	7,000	8,293,373
Tennergy Corp.; Series 2021 A, RB(b)	4.00%	09/01/2028	15,000	17,925,750
Tennessee (State of) Metropolitan Nashville Airport Authority;
Series 2019 A, RB	4.00%	07/01/2049	2,500	2,940,114
Series 2019 A, RB	5.00%	07/01/2049	5,750	7,282,683
Tennessee Energy Acquisition Corp.; Series 2006 C, RB	5.00%	02/01/2027	5,665	6,825,098
				61,620,827

Texas–6.12%
Alamo Community College District; Series 2007, GO Bonds (INS - NATL)(c)	4.50%	08/15/2033	5	5,017
Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	5.00%	08/15/2038	885	990,033
Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.75%	08/15/2043	1,300	1,537,124
Central Texas Regional Mobility Authority; Series 2021 B, RB	4.00%	01/01/2051	4,310	5,044,126
Cleveland Independent School District; Series 2020 A, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	6,500	7,700,276
Dallas (City of), TX (Civic Center Convention Complex); Series 2009, Ref. RB (INS - AGC)(c)	5.25%	08/15/2034	125	125,512
Dallas (County of), TX Flood Control District No. 1; Series 2015, Ref. GO Bonds(h)	5.00%	04/01/2032	1,100	1,132,557
Goose Creek Consolidated Independent School District; Series 2020, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2050	8,615	10,234,275
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(f)	0.01%	11/01/2041	1,600	1,600,000
Houston (City of), TX;
Series 2019 A, Ref. GO Bonds	4.00%	03/01/2049	3,870	4,470,051
Series 2020 C, Ref. RB	4.00%	11/15/2043	9,345	11,287,619
Series 2020 C, Ref. RB	4.00%	11/15/2049	10,000	11,931,323
Houston Independent School District; Series 2017, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	10,000	12,083,365
Lancaster Independent School District; Series 2015 A, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2045	40	40,078
Montgomery (County of), TX Toll Road Authority;
Series 2018, RB	5.00%	09/15/2043	2,000	2,255,093
Series 2018, RB	5.00%	09/15/2048	2,500	2,809,246

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                     Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Finance Corp.;
Series 2013 A, RB(a)(b)	5.88%	04/01/2023	$555	$ 604,399
Series 2013 A, RB(a)(b)	6.00%	04/01/2023	780	850,572
Series 2016 A, RB(a)(b)	5.00%	04/01/2026	1,000	1,197,499
Series 2016 A, RB(a)(b)	5.00%	04/01/2026	355	426,002
Series 2016 A-1, RB	5.00%	07/01/2031	140	149,380
Series 2018 A-1, RB (INS - AGM)(c)	5.00%	07/01/2048	250	303,056
Series 2018 A-1, RB (INS - AGM)(c)	5.00%	07/01/2058	850	1,027,068
Series 2019, RB(h)	5.00%	08/15/2039	425	449,829
Series 2019, RB(h)	5.00%	08/15/2049	150	157,713
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.);
Series 2016, RB	5.00%	07/01/2046	700	728,873
Series 2016, RB	5.00%	07/01/2051	600	623,414
North Texas Tollway Authority; Series 2017 B, Ref. RB (INS - BAM)(c)	5.00%	01/01/2043	10,000	12,068,044
Northwest Independent School District; Series 2015, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2045	10,000	11,440,881
San Antonio (City of), TX; Series 2021 A, RB	5.00%	02/01/2046	7,500	9,610,547
San Antonio (City of), TX Water System;
Series 2020 A, Ref. RB	5.00%	05/15/2050	6,350	8,042,854
Series 2021 A, Ref. RB	4.00%	05/15/2051	15,000	17,895,475
Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2020 A, Ref. RB	5.00%	08/15/2039	10,010	12,861,682
Texas (State of) Water Development Board; Series 2020, RB	4.00%	04/15/2051	12,935	15,389,595
Texas Dormitory Finance Authority, Inc.;
Series 2001 A, RB (INS - ACA)(c)	5.75%	09/01/2027	110	110,036
Series 2001 A, RB (INS - ACA)(c)	6.00%	09/01/2033	485	485,124
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2021, Ref. RB	5.00%	12/15/2030	2,500	3,297,371
Series 2021, Ref. RB	5.00%	12/15/2031	5,000	6,694,359
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2019 A, Ref. RB	4.00%	12/31/2039	5,000	5,853,398
				183,512,866

Utah–0.46%
Salt Lake City (City of), UT; Series 2021 B, RB	5.00%	07/01/2046	9,000	11,644,805
Utah (State of) Charter School Finance Authority;
Series 2018, RB	5.00%	10/15/2038	720	852,872
Series 2019 A, RB(h)	5.38%	06/15/2049	1,110	1,149,791
				13,647,468

Vermont–0.03%
Burlington (City of), VT;
Series 2012 A, GO Bonds(a)(b)	5.00%	11/01/2022	350	369,901
Series 2012 A, GO Bonds(a)(b)	5.00%	11/01/2022	445	470,303
				840,204

Virgin Islands–0.09%
Virgin Islands (Government of) Public Finance Authority;
Series 2012 A, RB (INS - AGM)(c)	5.00%	10/01/2032	1,080	1,123,351
Series 2012 A, Ref. RB (INS - AGM)(c)	5.00%	10/01/2032	1,480	1,539,406
				2,662,757

Virginia–0.39%
Celebrate North Community Development Authority; Series 2003 B, RB(e)	6.75%	03/01/2034	333	199,800
Chesapeake Bay Bridge & Tunnel District; Series 2016, RB (INS - AGM)(c)	5.00%	07/01/2041	8,950	10,615,122
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay); Series 2018, Ref. RB	5.00%	09/01/2036	715	831,706
				11,646,628

Washington–2.40%
Central Puget Sound Regional Transit Authority (Green Bonds); Series 2016 S-1, RB	5.00%	11/01/2046	10,000	15,374,828

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                     Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Cowlitz County School District No. 458; Series 2019, GO Bonds (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2038	$1,680	$ 1,979,857
Energy Northwest (Columbia Generating Station); Series 2021, Ref. RB	4.00%	07/01/2042	18,150	21,899,915
Kelso (City of), WA Housing Authority; Series 1998, RB	5.60%	03/01/2028	55	55,079
King (County of), WA; Series 2020 A, Ref. RB	4.00%	01/01/2052	16,000	18,778,485
Tacoma (City of), WA Consolidated Local Improvement Districts; Series 2013, RB	5.75%	04/01/2043	1,461	1,471,866
Washington (State of); Series 2021 A, Ref. GO Bonds	5.00%	06/01/2039	2,750	3,563,468
Washington (State of) Health Care Facilities Authority; Series 2017, Ref. RB	5.00%	08/15/2031	2,250	2,683,037
Washington (State of) Housing Finance Commission; Series 2021-1, Class A, Ctfs.	3.50%	12/20/2035	5,311	6,241,752
				72,048,287

West Virginia–0.13%
Brooke (County of), WV;
Series 2011 A, RB	6.50%	10/01/2031	1,960	1,948,438
Series 2011 A, RB	6.75%	10/01/2037	1,885	1,866,653
				3,815,091

Wisconsin–1.33%
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(c)(j)	0.00%	12/15/2050	15,850	5,829,956
Series 2020 D, RB (INS - AGM)(c)(j)	0.00%	12/15/2055	8,130	2,399,626
Wisconsin (State of) Public Finance Authority;
Series 2012 A-1, RB	7.00%	10/01/2042	465	470,005
Series 2012 B-1, RB(j)	0.00%	10/01/2042	100	78,125
Series 2012 C-1, RB(j)	0.00%	10/01/2042	200	90,250
Series 2019 A, RB (INS - AGM)(c)	5.00%	07/01/2036	900	1,105,219
Series 2019 A, RB(h)	5.38%	06/01/2044	435	448,942
Series 2019 A, RB(h)	5.50%	06/01/2054	540	556,559
Series 2019 A, RB (INS - AGM)(c)	5.00%	07/01/2054	1,275	1,528,809
Series 2019 A, RB (INS - AGM)(c)	5.00%	07/01/2058	1,400	1,676,708
Wisconsin (State of) Public Finance Authority (Explore Knowledge Foundation);
Series 2012 A, RB	5.75%	07/15/2032	370	382,954
Series 2012 A, RB	6.00%	07/15/2042	350	361,453
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy); Series 2019, RB(h)	5.00%	06/15/2039	310	341,799
Wisconsin Center District; Series 2013 A, Ref. RB	5.00%	12/15/2029	1,475	1,560,134
Wisconsin Health & Educational Facilities Authority; Series 2018 XF2541, Revenue Ctfs.(k)	4.00%	11/15/2034	20,000	22,937,248
				39,767,787
TOTAL INVESTMENTS IN SECURITIES(o) -101.40% (Cost $2,873,565,215)				3,042,114,605
FLOATING RATE NOTE OBLIGATIONS–(1.98)%
Notes with interest and fee rates ranging from 0.56% to 0.62% at 08/31/2021 and contractual maturities of collateral ranging from 10/01/2032 to 06/01/2043 (SeeNote 1K)(p)				(59,400,000)
OTHER ASSETS LESS LIABILITIES–0.58%				17,434,420
NET ASSETS–100.00%				$3,000,149,025

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                     Invesco AMT-Free Municipal Income Fund

Investment Abbreviations:

ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Company
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(e)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2021 was $137,158,719, which represented 4.57% of the Fund’s Net Assets.

(f)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2021.

(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2021 was $47,226,542, which represented 1.57% of the Fund’s Net Assets.

(i)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(j)	Zero coupon bond issued at a discount.
(k)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1K.
(l)	Restricted security. The aggregate value of these securities at August 31, 2021 was $8,491,225, which represented less than 1% of the Fund’s Net Assets.
(m)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(n)	Security subject to crossover refunding.
(o)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent

Assured Guaranty Municipal Corp.	5.35%

(p)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2021. At August 31, 2021, the Fund’s investments with a value of $121,469,385 are held by TOB Trusts and serve as collateral for the $59,400,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2021

Revenue Bonds	78.7%

General Obligation Bonds	14.8

Other	3.5

Pre-Refunded Bonds	3.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                     Invesco AMT-Free Municipal Income Fund

Statement of Assets and Liabilities

August 31, 2021

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $2,873,565,215)	$3,042,114,605

Cash	10,697,136

Receivable for:
Investments sold	525,317

Fund shares sold	7,637,344

Interest	28,900,351

Investments matured, at value (Cost $10,184,293)	5,504,273

Investment for trustee deferred compensation and retirement plans	142,687

Other assets	537,240

Total assets	3,096,058,953

Liabilities:
Floating rate note obligations	59,400,000

Payable for:
Investments purchased	29,454,500

Dividends	3,960,104

Fund shares reacquired	1,687,190

Accrued fees to affiliates	1,036,029

Accrued interest expense	36,641

Accrued trustees’ and officers’ fees and benefits	66,067

Accrued other operating expenses	126,710

Trustee deferred compensation and retirement plans	142,687

Total liabilities	95,909,928

Net assets applicable to shares outstanding	$3,000,149,025

Net assets consist of:
Shares of beneficial interest	$3,038,513,137

Distributable earnings (loss)	(38,364,112)

$3,000,149,025

Net Assets:
Class A	$1,803,269,083

Class C	$167,793,673

Class Y	$1,021,882,197

Class R6	$7,204,072

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	226,319,884

Class C	21,236,373

Class Y	128,705,704

Class R6	903,630

Class A:
Net asset value per share	$7.97

Maximum offering price per share (Net asset value of $7.97 ÷ 95.75%)	$8.32

Class C:
Net asset value and offering price per share	$7.90

Class Y:
Net asset value and offering price per share	$7.94

Class R6:
Net asset value and offering price per share	$7.97

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                     Invesco AMT-Free Municipal Income Fund

Statement of Operations

For the six months ended August 31, 2021

(Unaudited)

Investment income:
Interest	$ 46,272,311

Expenses:
Advisory fees	5,524,652

Administrative services fees	200,017

Custodian fees	3,995

Distribution fees:
Class A	2,146,069

Class C	814,303

Interest, facilities and maintenance fees	823,083

Transfer agent fees – A, C and Y	1,176,416

Trustees’ and officers’ fees and benefits	30,845

Registration and filing fees	124,421

Reports to shareholders	29,239

Professional services fees	323,711

Other	15,451

Total expenses	11,212,202

Less: Expense offset arrangement(s)	(285)

Net expenses	11,211,917

Net investment income	35,060,394

Realized and unrealized gain from:
Net realized gain from unaffiliated investment securities	649,397

Change in net unrealized appreciation of unaffiliated investment securities	76,153,866

Net realized and unrealized gain	76,803,263

Net increase in net assets resulting from operations	$111,863,657

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                     Invesco AMT-Free Municipal Income Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2021 and the year ended February 28, 2021

(Unaudited)

	August 31,	February 28,
	2021	2021

Operations:
Net investment income	$ 35,060,394	$ 68,782,468

Net realized gain	649,397	5,172,848

Change in net unrealized appreciation (depreciation)	76,153,866	(58,842,670)

Net increase in net assets resulting from operations	111,863,657	15,112,646

Distributions to shareholders from distributable earnings:
Class A	(30,343,292)	(57,047,035)

Class C	(2,196,453)	(5,647,293)

Class Y	(17,398,241)	(28,501,866)

Class R6	(134,266)	(219,273)

Total distributions from distributable earnings	(50,072,252)	(91,415,467)

Share transactions-net:
Class A	105,074,231	161,684,440

Class C	12,484,656	(70,997,492)

Class Y	166,341,672	272,493,957

Class R6	191,751	1,437,061

Net increase in net assets resulting from share transactions	284,092,310	364,617,966

Net increase in net assets	345,883,715	288,315,145

Net assets:
Beginning of period	2,654,265,310	2,365,950,165

End of period	$3,000,149,025	$2,654,265,310

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                     Invesco AMT-Free Municipal Income Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 08/31/21	$7.79	$0.10	$0.22	$0.32	$(0.14)	$7.97	4.10	%(d)	$1,803,269	0.81	%(d)(e)	0.81	%(d)(e)	0.75	%(d)(e)	2.41	%(d)(e)	1%
Year ended 02/28/21	8.04	0.22	(0.17)	0.05	(0.30)	7.79	0.70		1,659,677	0.84		0.84		0.76		2.86		20
Seven months ended 02/29/20	7.50	0.15	0.55	0.70	(0.16)	\8.04	9.44		1,551,474	0.86	(e)	0.86	(e)	0.74	(e)	3.33	(e)	8
Year ended 07/31/19	7.12	0.28	0.36	0.64	(0.26)	7.50	9.22		1,378,279	1.02		1.02		0.80		3.86		27
Year ended 07/31/18	7.05	0.29	0.07	0.36	(0.29)	7.12	5.24		1,144,325	1.03		1.03		0.87		4.15		20
Year ended 07/31/17	7.12	0.31	(0.03)	0.28	(0.35)	7.05	4.08		1,248,082	1.02		1.02		0.83		4.48		25
Year ended 07/31/16	6.76	0.37	0.40	0.77	(0.41)	7.12	11.70		1,325,385	0.94		0.94		0.82		5.30		16
Class C
Six months ended 08/31/21	7.72	0.07	0.22	0.29	(0.11)	7.90	3.73		167,794	1.57	(e)	1.57	(e)	1.51	(e)	1.65	(e)	1
Year ended 02/28/21	7.97	0.16	(0.18)	(0.02)	(0.23)	7.72	(0.14)		151,779	1.60		1.60		1.52		2.10		20
Seven months ended 02/29/20	7.43	0.11	0.56	0.67	(0.13)	7.97	9.05		230,719	1.63	(e)	1.63	(e)	1.51	(e)	2.57	(e)	8
Year ended 07/31/19	7.06	0.22	0.36	0.58	(0.21)	7.43	8.34		258,540	1.78		1.78		1.56		3.10		27
Year ended 07/31/18	6.99	0.23	0.07	0.30	(0.23)	7.06	4.49		345,676	1.80		1.80		1.64		3.38		20
Year ended 07/31/17	7.07	0.26	(0.04)	0.22	(0.30)	6.99	3.19		380,460	1.78		1.78		1.59		3.73		25
Year ended 07/31/16	6.71	0.31	0.41	0.72	(0.36)	7.07	10.96		427,045	1.69		1.69		1.57		4.54		16
Class Y
Six months ended 08/31/21	7.76	0.11	0.22	0.33	(0.15)	7.94	4.23		1,021,882	0.57	(e)	0.57	(e)	0.51	(e)	2.65	(e)	1
Year ended 02/28/21	8.02	0.24	(0.18)	0.06	(0.32)	7.76	0.82		835,955	0.60		0.60		0.52		3.10		20
Seven months ended 02/29/20	7.47	0.16	0.56	0.72	(0.17)	8.02	9.77		578,082	0.62	(e)	0.62	(e)	0.50	(e)	3.57	(e)	8
Year ended 07/31/19	7.09	0.29	0.37	0.66	(0.28)	7.47	9.52		502,457	0.78		0.78		0.56		4.10		27
Year ended 07/31/18	7.03	0.30	0.06	0.36	(0.30)	7.09	5.36		428,027	0.79		0.79		0.63		4.39		20
Year ended 07/31/17	7.10	0.32	(0.03)	0.29	(0.36)	7.03	4.34		439,608	0.78		0.78		0.59		4.65		25
Year ended 07/31/16	6.74	0.38	0.41	0.79	(0.43)	7.10	12.00		438,950	0.70		0.70		0.58		5.51		16
Class R6
Six months ended 08/31/21	7.79	0.11	0.22	0.33	(0.15)	7.97	4.27		7,204	0.49	(e)	0.49	(e)	0.43	(e)	2.73	(e)	1
Year ended 02/28/21	8.05	0.25	(0.18)	0.07	(0.33)	7.79	0.92		6,855	0.52		0.52		0.44		3.18		20
Seven months ended 02/29/20	7.50	0.16	0.56	0.72	(0.17)	8.05	9.74		5,675	0.59	(e)	0.59	(e)	0.47	(e)	3.60	(e)	8
Period ended 07/31/19(f)	7.42	0.06	0.07	0.13	(0.05)	7.50	1.80		10	0.72	(e)	0.72	(e)	0.50	(e)	4.16	(e)	27

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended August 31, 2021 and the year ended February 28, 2021, respectively.

(e)	Annualized.
(f)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                     Invesco AMT-Free Municipal Income Fund

Notes to Financial Statements

August 31, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco AMT-Free Municipal Income Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek tax-free income.

The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Distributions - Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are

30                     Invesco AMT-Free Municipal Income Fund

generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Interest, Facilities and Maintenance Fees - Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.

H.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Purchased on a When-Issued and Delayed Delivery Basis - The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

K.

Floating Rate Note Obligations - The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules.

These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk.

The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase

31                     Invesco AMT-Free Municipal Income Fund

tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

L.

Other Risks - The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.

M.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate
Up to $200 million	0.600%
Next $100 million	0.550%
Next $200 million	0.500%
Next $250 million	0.450%
Next $250 million	0.400%
Next $4 billion	0.350%
Over $5 billion	0.330%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended August 31, 2021, the effective advisory fee rate incurred by the Fund was 0.38%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Effective June 1, 2021 through at least June 30, 2022, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to June 1, 2021, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 0.84%, 1.59%, 0.59% and 0.49%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to

32                     Invesco AMT-Free Municipal Income Fund

intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2021, IDI advised the Fund that IDI retained $60,626 in front-end sales commissions from the sale of Class A shares and $13,483 and $9,143 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$-	$3,010,477,639	$31,636,966	$3,042,114,605

Other Investments - Assets

Investments Matured	-	3,816,600	1,687,673	5,504,273

Total Investments	$-	$3,014,294,239	$33,324,639	$3,047,618,878

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended August 31, 2021:

	Value 02/28/21	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 08/31/21

Municipal Obligations	$34,650,760	$2,031	$(4,719,692)	$100,346	$217,752	$1,472,569	$ -	$(86,800)	$31,636,966

Investments Matured	2,213,106	3,162	-	-	-	(615,395)	86,800	-	1,687,673

Total	$36,863,866	$5,193	$(4,719,692)	$100,346	$217,752	$ 857,174	$86,800	$(86,800)	$33,324,639

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2021, the Fund engaged in securities purchases of $47,900,487 and securities sales of $159,840,680, which did not result in any net realized gains (losses).

33                     Invesco AMT-Free Municipal Income Fund

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $285.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances and Borrowings

The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Funds in a committed secured borrowing facility that permits borrowings up to $1.0 billion, collectively by certain Funds, and which will expire on February 24, 2022. The revolving credit and security agreement is secured by the assets of the Fund. At August 31, 2021, the Fund had no borrowings outstanding under this agreement.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

    Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2021 were $63,291,429 and 0.63%, respectively.

    The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of February 28, 2021, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$19,206,069	$192,822,353	$212,028,422

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2021 was $319,477,704 and $38,508,840, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$221,348,561

Aggregate unrealized (depreciation) of investments	(78,831,959)

Net unrealized appreciation of investments	$142,516,602

    Cost of investments for tax purposes is $2,905,102,276.

NOTE 10–Share Information

	Summary of Share Activity
	Six months ended August 31, 2021(a)		Year ended February 28, 2021
	Shares	Amount	Shares	Amount
Sold:
Class A	23,798,169	$189,052,429	61,094,750	$ 471,877,365
Class C	3,479,801	27,422,237	5,732,126	43,862,433
Class Y	30,233,812	239,175,347	68,477,245	523,740,609
Class R6	27,180	217,885	480,189	3,700,385

34                     Invesco AMT-Free Municipal Income Fund

	Summary of Share Activity
	Six months ended August 31, 2021(a)		Year ended February 28, 2021
	Shares	Amount	Shares	Amount
Issued as reinvestment of dividends:
Class A	2,088,764	$16,603,858	4,017,965	$30,705,945
Class C	169,084	1,332,803	411,433	3,104,388
Class Y	1,113,058	8,821,616	2,093,077	15,969,933
Class R6	16,136	128,348	27,632	212,488

Automatic conversion of Class C shares to Class A shares:
Class A	939,311	7,464,060	10,819,285	83,813,426
Class C	(947,141)	(7,464,060)	(10,905,225)	(83,813,426)

Reacquired:
Class A	(13,605,540)	(108,046,116)	(55,723,623)	(424,712,296)
Class C	(1,116,874)	(8,806,324)	(4,523,280)	(34,150,887)
Class Y	(10,358,381)	(81,655,291)	(34,969,896)	(267,216,585)
Class R6	(19,372)	(154,482)	(333,517)	(2,475,812)
Net increase in share activity	35,818,007	$284,092,310	46,698,161	$364,617,966

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 53% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

35                     Invesco AMT-Free Municipal Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2021 through August 31, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (03/01/21)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)
		Ending Account Value (08/31/21)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,041.00	$4.17	$1,021.12	$4.13	0.81%
Class C	1,000.00	1,037.30	8.06	1,017.29	7.98	1.57
Class Y	1,000.00	1,042.30	2.93	1,022.33	2.91	0.57
Class R6	1,000.00	1,042.70	2.52	1,022.74	2.50	0.49

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2021 through August 31, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

36                     Invesco AMT-Free Municipal Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco AMT-Free Municipal Income Fund’s (formerly, Invesco Oppenheimer Rochester® AMT-Free Municipal Fund) (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the

Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Bloomberg Barclays Municipal Bond Index (Index). The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

37                     Invesco AMT-Free Municipal Income Fund

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the

Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

38                     Invesco AMT-Free Municipal Income Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-07890 and 033-66242	Invesco Distributors, Inc.	O-ROAFM-SAR-1

Semiannual Report to Shareholders	August 31, 2021

Invesco California Municipal Fund

Nasdaq:

A: OPCAX ∎ C: OCACX ∎ Y: OCAYX ∎ R6: IORCX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
24	Financial Statements
27	Financial Highlights
28	Notes to Financial Statements
34	Fund Expenses
35	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED     |     MAY LOSE VALUE     |     NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 2/28/21 to 8/31/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.68%
Class C Shares	3.42
Class Y Shares	3.92
Class R6 Shares	4.05
S&P Municipal Bond California 5+ Year Investment Grade Index▼*	2.94
Bloomberg Municipal Bond Index▼*	2.51
U.S. Consumer Price Index∎	4.01
Source(s): ▼RIMES Technologies Corp.; ∎Bloomberg LP

 *Effective July 30, 2021, the Fund changed its benchmark from the Bloomberg Municipal Bond Index to the S&P Municipal Bond California 5+ Year Investment Grade Index. These changes were made to better align the Fund’s risk profile.

The S&P Municipal Bond California 5+ Year Investment Grade Index tracks the performance of investment-grade, California-issued US municipal bonds with maturities equal to or greater than five years.

    The Bloomberg Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.

The U.S. Consumer Price Index is a measure of change in consumer prices as determined by the U.S. Bureau of Labor Statistics.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                        Invesco California Municipal Fund

Average Annual Total Returns
As of 8/31/21, including maximum applicable sales charges
Class A Shares
Inception (11/3/88)	5.55%
10 Years	6.27
5 Years	4.49
1 Year	1.26

Class C Shares
Inception (11/1/95)	4.74%
10 Years	6.07
5 Years	4.61
1 Year	3.97

Class Y Shares
Inception (11/29/10)	7.05%
10 Years	6.99
5 Years	5.68
1 Year	6.10

Class R6 Shares
10 Years	6.82%
5 Years	5.60
1 Year	6.25

Effective May 24, 2019, Class A, Class C and Class Y shares of the Oppenheimer Rochester California Municipal Fund, (the predecessor fund), were reorganized into Class A, Class C and Class Y shares, respectively, of the Invesco Oppenheimer Rochester® California Municipal Fund. The Fund was subsequently renamed the Invesco California Municipal Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, and Class Y shares are those for Class A, Class C and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R6 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on

Class C shares is 1% for the first year after purchase. Class Y and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                        Invesco California Municipal Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid

Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4                        Invesco California Municipal Fund

Schedule of Investments

August 31, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–102.06%

California–96.62%
ABAG Finance Authority for Nonprofit Corps. (Sharp Healthcare); Series 2014 A, RB	5.00%	08/01/2043	$500	$543,706
Adelanto (City of), CA Community Facilities District; Series 2015 A, RB	5.00%	09/01/2045	1,000	1,120,055
Adelanto (City of), CA Improvement Agency; Series 1993 B, Ref. RB (INS - FGIC)(a)	5.50%	12/01/2023	15	15,118
Adelanto (City of), CA Public Utility Authority; Series 2014 A, RB	5.00%	07/01/2024	700	702,362
Series 2014 A, RB	5.00%	07/01/2039	5,710	6,013,391
Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	07/01/2039	2,000	2,461,460
Anaheim (City of), CA Public Financing Authority (Anaheim Convention Center Expansion); Series 2014 A, Ref. RB	5.00%	05/01/2034	1,350	1,488,182
Atwater (City of), CA;
Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	05/01/2040	1,250	1,492,323
Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	05/01/2043	1,300	1,544,172
Bakersfield (City of), CA (Assessment District No. 07-2); Series 2008, RB	7.38%	09/02/2028	890	905,484
Bay Area Toll Authority (San Francisco Bay Area);
Series 2017 F-1, RB(b)(c)(d)(e)	5.00%	04/01/2027	3,465	4,322,050
Series 2017, Ref. RB	4.00%	04/01/2037	1,720	1,997,538
Series 2017, Ref. RB	4.00%	04/01/2049	630	720,123
Beaumont (City of), CA (Community Facilities District No. 2016-1);
Series 2019, RB	5.00%	09/01/2030	125	146,583
Series 2019, RB	5.00%	09/01/2031	140	163,737
Series 2019, RB	5.00%	09/01/2049	775	886,938
Beaumont (City of), CA Financing Authority; Series 1994 A, RB	7.00%	09/01/2023	5	5,018
Beaumont (City of), CA Financing Authority (Improvement Area No. 17A); Series 2013 B, RB(b)(c)	5.00%	09/01/2023	635	695,455
Beaumont (City of), CA Financing Authority (Improvement Area No. 17B); Series 2011 A, RB(b)(c)	6.38%	09/01/2021	1,500	1,500,000
Beaumont (City of), CA Financing Authority (Improvement Area No. 19A); Series 2015 B, Ref. RB	5.00%	09/01/2025	1,560	1,772,242
Beaumont (City of), CA Financing Authority (Improvement Area No. 19C); Series 2013 A, RB(b)(c)	5.00%	09/01/2023	745	815,928
Beaumont (City of), CA Financing Authority (Improvement Area No. 8C);
Series 2012 A, RB(b)(c)	5.13%	09/01/2022	115	120,651
Series 2012 A, RB(b)(c)	5.25%	09/01/2022	120	126,047
Series 2012 A, RB(b)(c)	5.63%	09/01/2022	250	263,530
Series 2012 A, RB(b)(c)	5.88%	09/01/2022	4,405	4,654,374
Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds(f)	0.00%	08/01/2026	1,465	1,428,062
Series 2009, GO Bonds(f)	0.00%	08/01/2032	3,045	2,620,563
Blythe (City of), CA Community Facilities District No. 2004-1; Series 2005, RB	5.30%	09/01/2035	500	509,705
Blythe (City of), CA Redevelopment Agency Successor Agency (Project No. 1);
Series 2011 A, RB	9.75%	05/01/2038	2,010	2,022,496
Series 2015, Ref. RB	5.00%	05/01/2038	1,000	1,135,063
Calexico (City of), CA Community Facilities District No. 2005-1;
Series 2006, RB(g)	5.50%	09/01/2036	2,500	800,000
Series 2006, RB(g)	5.55%	09/01/2036	2,325	744,000
California (County of), CA Tobacco Securitization Agency;
Series 2020 A, Ref. RB	4.00%	06/01/2037	550	669,970
Series 2020 A, Ref. RB	4.00%	06/01/2039	1,200	1,454,033
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(f)	0.00%	06/01/2055	332,360	27,266,549
California (County of), CA Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2049	2,000	2,370,769
Series 2020 A, Ref. RB	4.00%	06/01/2049	710	837,841
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	1,140	1,418,609
Series 2020 B-2, Ref. RB(f)	0.00%	06/01/2055	22,000	4,479,229

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                        Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of);
Series 1992, GO Bonds	5.50%	10/01/2022	$5	$5,157
Series 2000, GO Bonds	5.75%	05/01/2030	5	5,023
Series 2007, Ref. GO Bonds (INS - AGM)(a)	5.25%	08/01/2032	13,485	19,014,694
Series 2011, GO Bonds(b)(c)	5.00%	09/14/2021	2,450	2,454,008
Series 2011, GO Bonds	5.00%	10/01/2041	2,500	2,509,701
Series 2012, Ref. GO Bonds	5.00%	02/01/2038	3,550	3,619,656
Series 2015, GO Bonds	5.00%	08/01/2045	1,000	1,164,717
Series 2016, GO Bonds(e)	5.00%	09/01/2045	3,400	4,096,279
Series 2017, Ref. GO Bonds	5.00%	08/01/2035	1,370	1,654,769
Series 2017, Ref. GO Bonds	5.00%	08/01/2035	13,000	16,192,216
Series 2017, Ref. GO Bonds	5.00%	08/01/2036	10,000	12,067,845
Series 2020, GO Bonds	4.00%	03/01/2046	6,600	7,810,488
Series 2020, Ref. GO Bonds	3.00%	11/01/2040	3,500	3,867,391
Series 2021, Ref. GO Bonds	5.00%	09/01/2041	7,740	10,313,545
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College);
Series 2018, RB	5.25%	05/01/2048	665	781,947
Series 2018, RB	5.25%	05/01/2053	2,500	2,931,242
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(h)	5.00%	04/01/2049	4,555	5,180,432
California (State of) Community Housing Agency (Serenity at Larkspur); Series 2020 A, RB(h)	5.00%	02/01/2050	4,500	5,197,131
California (State of) Community Housing Agency (Stonridge Apartments); Series 2021 A, RB(h)	4.00%	02/01/2056	3,000	3,298,655
California (State of) County Tobacco Securitization Agency;
Series 2007 B, RB	5.10%	06/01/2028	420	420,455
Series 2007 D, RB(f)(h)	0.00%	06/01/2057	45,600	4,585,559
Series 2007 E, RB(f)(h)	0.00%	06/01/2057	51,500	4,356,679
Series 2007 F, RB(f)(h)	0.00%	06/01/2057	55,250	4,495,085
Series 2014, Ref. RB	4.00%	06/01/2029	3,215	3,231,977
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.);
Series 2002, RB	5.88%	06/01/2035	9,365	9,382,187
Series 2002, RB	6.00%	06/01/2042	18,700	18,734,294
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2002, RB	6.00%	06/01/2035	8,005	8,019,656
Series 2002, RB	6.13%	06/01/2038	9,700	9,710,072
Series 2006 A, RB(f)	0.00%	06/01/2046	62,110	12,766,586
Series 2006 C, RB(f)	0.00%	06/01/2055	71,700	7,035,584
Series 2006 D, RB(f)	0.00%	06/01/2055	309,500	23,795,350
California (State of) County Tobacco Securitization Agency (Merced County Tobacco Funding Corp.); Series 2020, Ref. RB	5.00%	06/01/2050	1,810	2,174,838
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.);
Series 2020, Ref. RB	4.00%	06/01/2049	1,380	1,636,239
Series 2020, Ref. RB(f)	0.00%	06/01/2055	7,050	1,794,635
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	1,605	1,607,951
California (State of) Educational Facilities Authority (Loma Linda University);
Series 2017 A, Ref. RB	5.00%	04/01/2042	1,715	2,035,386
Series 2017 A, Ref. RB	5.00%	04/01/2047	1,000	1,179,775
California (State of) Educational Facilities Authority (Pepperdine University); Series 2016, Ref. RB	5.00%	10/01/2049	5,000	5,880,622
California (State of) Educational Facilities Authority (Stanford University); Series 2010, RB(e)	5.25%	04/01/2040	4,520	6,785,974
California (State of) Educational Facilities Authority (University of San Francisco);
Series 2011, RB(b)(c)	6.13%	10/01/2021	615	617,902
Series 2011, Ref. RB(b)(c)	6.13%	10/01/2021	635	638,022
Series 2018 A, RB	5.00%	10/01/2043	2,730	3,339,677
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center);
Series 2015, Ref. RB	5.00%	11/15/2031	1,300	1,547,926
Series 2015, Ref. RB	5.00%	11/15/2032	1,250	1,487,239
Series 2015, Ref. RB	5.00%	11/15/2033	1,000	1,188,870

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                        Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles);
Series 2017 A, Ref. RB	5.00%	08/15/2047	$1,715	$2,045,067
California (State of) Health Facilities Financing Authority (Commonspirit Health); Series 2020 A, Ref. RB	4.00%	04/01/2049	7,060	8,221,686
California (State of) Health Facilities Financing Authority (Community Program for Persons with Developmental Disabilities); Series 2011 A, RB (INS - Cal-Mortgage)(a)	6.25%	02/01/2026	2,030	2,039,796
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford); Series 2017, RB	4.00%	11/15/2047	560	635,944
California (State of) Health Facilities Financing Authority (On Lok Senior Health Services) (Social Bonds);
Series 2020, Ref. RB	5.00%	08/01/2040	700	880,763
Series 2020, Ref. RB	5.00%	08/01/2050	1,000	1,238,064
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2013 A, RB	5.00%	07/01/2037	1,000	1,086,559
California (State of) Health Facilities Financing Authority (Stanford Hospital); Series 2008 A-2, Ref. RB(b)(c)	5.25%	11/15/2021	2,000	2,020,917
California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2017 A, Ref. RB	5.00%	11/15/2048	10,000	12,212,560
Series 2018 A, RB	5.00%	11/15/2048	3,000	3,663,768
California (State of) Housing Finance Agency;
Series 2019 A-1, RB	4.25%	01/15/2035	6,501	8,014,173
Series 2019 A-2, RB	4.00%	03/20/2033	8,726	10,424,769
Series 2021-1, Class A, Ctfs.	3.50%	11/20/2035	4,011	4,752,929
California (State of) Housing Finance Agency (Verdant at Green Valley); Series 2019 A, RB(h)	5.00%	08/01/2049	5,360	6,162,996
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group);
Series 2015 A, Ref. RB	5.00%	11/01/2041	6,265	6,899,199
Series 2015, Ref. RB	5.00%	11/01/2035	1,000	1,101,687
California (State of) Municipal Finance Authority;
Series 2020 B, RB	4.00%	09/01/2043	755	846,926
Series 2020 B, RB	4.00%	09/01/2050	1,095	1,221,289
Series 2020-XF2863, Ctfs.(e)	5.00%	06/01/2048	21,000	25,657,063
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	2,515	2,853,139
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy);
Series 2018 A, RB(h)	5.00%	06/01/2038	280	328,517
Series 2018 A, RB(h)	5.00%	06/01/2048	705	813,289
California (State of) Municipal Finance Authority (Bold Program);
Series 2021 A, RB	4.00%	09/01/2041	655	734,654
Series 2021 A, RB	4.00%	09/01/2051	1,500	1,667,994
California (State of) Municipal Finance Authority (California Baptist University); Series 2016 A, RB(h)	5.00%	11/01/2046	1,000	1,162,460
California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.);
Series 2014 A, RB	5.25%	08/15/2039	2,665	2,914,072
Series 2014 A, RB	5.25%	08/15/2049	1,420	1,544,359
Series 2014 B, RB	5.88%	08/15/2049	705	757,309
California (State of) Municipal Finance Authority (Caritas Projects);
Series 2012 A, RB	5.50%	08/15/2047	6,500	6,721,238
Series 2017 A, Ref. RB	4.00%	08/15/2037	1,055	1,170,466
California (State of) Municipal Finance Authority (Casa Griffin Apartments); Series 2011 A-1, RB	5.75%	10/01/2034	250	250,443
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2043	5,900	7,332,043
California (State of) Municipal Finance Authority (CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Housing); Series 2018, RB	5.00%	05/15/2043	3,000	3,693,546
California (State of) Municipal Finance Authority (CHF-Riverside II, LLC - UCR North District Phase I Student Housing); Series 2019, RB (INS - BAM)(a)	5.00%	05/15/2049	2,660	3,294,570

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                        Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (Community Medical Centers);
Series 2017 A, Ref. RB	5.00%	02/01/2034	$3,750	$4,547,573
Series 2017 A, Ref. RB	5.00%	02/01/2035	4,000	4,842,140
Series 2017 A, Ref. RB	5.00%	02/01/2036	2,000	2,416,121
Series 2017 A, Ref. RB	5.00%	02/01/2037	1,000	1,204,531
Series 2017 A, Ref. RB	5.00%	02/01/2042	625	748,479
Series 2017 A, Ref. RB	5.00%	02/01/2047	1,380	1,643,081
California (State of) Municipal Finance Authority (Eisenhower Medical Centers); Series 2017 A, Ref. RB	5.00%	07/01/2047	1,000	1,194,824
California (State of) Municipal Finance Authority (Emerson College);
Series 2011, RB(b)(c)	5.75%	01/01/2022	2,315	2,358,057
Series 2011, RB(b)(c)	6.00%	01/01/2022	1,000	1,019,357
California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada);
Series 2012 A, RB(h)	5.75%	01/01/2022	145	145,957
Series 2012, RB(h)	6.63%	01/01/2032	1,070	1,076,925
Series 2012, RB(h)	6.88%	01/01/2042	2,135	2,146,775
California (State of) Municipal Finance Authority (Green Bonds); Series 2021, RB (INS - BAM)(a)	4.00%	05/15/2046	2,000	2,365,599
California (State of) Municipal Finance Authority (Humangood Obligation Group); Series 2019 A, Ref. RB	5.00%	10/01/2044	1,695	2,016,555
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(i)	5.00%	12/31/2036	8,000	9,823,462
Series 2018 A, RB(i)	5.00%	12/31/2038	2,005	2,457,136
Series 2018 A, RB(i)	5.00%	12/31/2043	15,200	18,490,818
Series 2018 A, RB(i)	5.00%	12/31/2047	3,000	3,633,925
California (State of) Municipal Finance Authority (Mt. San Antonio Gardens); Series 2019, Ref. RB	5.00%	11/15/2049	2,750	3,227,027
California (State of) Municipal Finance Authority (OCEAA); Series 2008 A, RB	7.00%	10/01/2039	1,500	1,504,131
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase II); Series 2018 A, RB	5.00%	06/01/2048	5,360	6,548,660
California (State of) Municipal Finance Authority (Palmdale Aerospace Academy (The)); Series 2018 A, RB(h)	5.00%	07/01/2049	600	703,912
California (State of) Municipal Finance Authority (Social Bonds);
Series 2019 A, Ref. RB(h)	5.00%	11/01/2029	990	1,142,824
Series 2019 A, Ref. RB(h)	5.00%	11/01/2039	1,475	1,648,003
Series 2019 A, Ref. RB(h)	5.00%	11/01/2049	1,700	1,874,374
California (State of) Municipal Finance Authority (Southwestern Law School);
Series 2011, RB	6.50%	11/01/2031	600	605,380
Series 2011, RB	6.50%	11/01/2041	1,250	1,260,402
California (State of) Municipal Finance Authority (Touro College and University System); Series 2014 A, RB	5.25%	01/01/2034	620	685,823
California (State of) Municipal Finance Authority (Town and Country Manor); Series 2019, Ref. RB (INS - Cal-Mortgage)(a)	5.00%	07/01/2049	5,885	7,220,093
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing); Series 2019, RB (INS - BAM)(a)	5.00%	05/15/2052	5,875	7,267,007
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, Ref. RB(i)	4.00%	07/15/2029	16,780	19,597,780
California (State of) Municipal Finance Authority (University of La Verne); Series 2017 A, Ref. RB	5.00%	06/01/2043	600	720,132
California (State of) Municipal Finance Authority (Waste Management, Inc.); Series 2019 A, RB(c)(i)	2.40%	10/01/2029	8,000	8,753,515
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB	5.00%	08/01/2039	1,500	1,698,613
California (State of) Pollution Control Finance Authority; Series 2012, RB(h)(i)	5.00%	07/01/2037	3,000	3,146,027
California (State of) Pollution Control Financing Authority (Aemerge Redpak Services Southern California LLC);
Series 2016, RB (Acquired 01/21/2016; Cost $3,500,000)(h)(i)(j)(k)	7.00%	12/01/2027	3,500	1,575,000
Series 2017, RB (Acquired 08/15/2017; Cost $2,000,000)(h)(i)(j)(k)	8.00%	12/01/2027	2,000	160,000
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB (Acquired 05/25/2017; Cost $1,387,423)(h)(i)(j)(k)	7.50%	07/01/2032	1,425	926,250
Series 2017, RB (Acquired 05/25/2017; Cost $1,890,139)(h)(i)(j)(k)	8.00%	07/01/2039	1,900	1,235,000
Series 2020, RB (Acquired 10/06/2020; Cost $399,998)(h)(i)(k)	7.50%	07/01/2032	420	393,411
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(h)	5.00%	11/21/2045	3,500	4,231,113
California (State of) Pollution Control Financing Authority (Waste Management, Inc.); Series 2015 B-1, Ref. RB(i)	3.00%	11/01/2025	1,500	1,660,226

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                        Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Public Finance Authority (California Crosspoint Academy); Series 2020 A, RB(h)	5.13%	07/01/2055	$5,000	$5,376,330
California (State of) Public Finance Authority (Crossroads Christian Schools); Series 2020, RB(h)	5.00%	01/01/2056	1,000	1,044,605
California (State of) Public Finance Authority (Enso Village); Series 2021 B-3, RB(h)	2.13%	11/15/2027	2,000	2,026,665
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021, RB(h)	2.38%	11/15/2028	2,000	2,031,323
Series 2021, RB(h)	5.00%	11/15/2046	1,000	1,168,076
Series 2021, RB(h)	5.00%	11/15/2051	500	581,640
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital);
Series 2017, Ref. RB	5.00%	10/15/2037	1,000	1,184,401
Series 2017, Ref. RB	5.00%	10/15/2047	1,000	1,172,501
California (State of) Public Finance Authority (LaVerne Elementary Preparatory Academy); Series 2019 A, RB(h)	5.00%	06/15/2049	1,400	1,443,836
California (State of) Public Finance Authority (Trinity Classical Academy);
Series 2019 A, RB(h)	5.00%	07/01/2036	400	432,470
Series 2019 A, RB(h)	5.00%	07/01/2044	630	670,655
Series 2019 A, RB(h)	5.00%	07/01/2054	1,600	1,687,984
California (State of) Public Works Board;
Series 2011 D, RB(b)	5.00%	12/01/2031	1,250	1,264,850
Series 2016 D, Ref. RB	4.00%	04/01/2033	11,905	13,816,792
Series 2021 B, RB	4.00%	05/01/2046	5,400	6,451,838
California (State of) Public Works Board (Department of Corrections & Rehabilitation); Series 2011 C, RB(b)	5.75%	10/01/2031	2,000	2,008,949
California (State of) Public Works Board (Various Capital); Series 2011 A, RB(b)	5.13%	10/01/2031	2,000	2,007,943
California (State of) Public Works Board (Various Correctional Facilities); Series 2014 A, RB	5.00%	09/01/2039	3,000	3,388,389
California (State of) School Finance Authority (Alliance for College-Ready Public Schools);
Series 2013 A, RB	6.30%	07/01/2043	840	908,606
Series 2015, RB(h)	5.00%	07/01/2045	1,265	1,422,708
California (State of) School Finance Authority (Aspire Public School);
Series 2015 A, Ref. RB(h)	5.00%	08/01/2045	1,000	1,130,962
Series 2016, Ref. RB(b)(c)(h)	5.00%	08/01/2025	65	76,767
Series 2016, Ref. RB(h)	5.00%	08/01/2046	685	774,253
California (State of) School Finance Authority (Escuela Popular); Series 2017, RB(h)	6.25%	07/01/2037	1,250	1,424,857
California (State of) School Finance Authority (Granada Hills Charter Obligated Group); Series 2019, RB(h)	5.00%	07/01/2043	2,000	2,296,228
California (State of) School Finance Authority (Green Dot Public Schools);
Series 2015 A, RB(h)	5.00%	08/01/2045	1,500	1,672,833
Series 2018 A, RB(h)	5.00%	08/01/2038	1,000	1,202,016
California (State of) School Finance Authority (KIPP LA);
Series 2015 A, RB(h)	5.00%	07/01/2045	500	562,732
Series 2017 A, RB(h)	5.00%	07/01/2037	590	700,578
Series 2017 A, RB(h)	5.00%	07/01/2047	1,240	1,449,113
California (State of) School Finance Authority (Kipp Socal Public Schools); Series 2019 A, RB(h)	5.00%	07/01/2049	1,700	2,067,707
California (State of) School Finance Authority (New Designs Charter School); Series 2012 A, RB	5.25%	06/01/2032	1,550	1,588,765
California (State of) School Finance Authority (Sonoma County Junior College); Series 2021, RB	4.00%	11/01/2051	3,000	3,445,150
California (State of) Statewide Communities Development Authority;
Series 1993 B, Ref. RB	7.00%	07/01/2022	5	5,013
Series 2003, RB(f)(i)	0.00%	09/01/2028	100	60,158
Series 2003, RB(f)(i)	0.00%	09/01/2034	100	37,570
Series 2017, RB	5.00%	09/02/2037	1,140	1,339,638
Series 2017, RB	5.00%	09/02/2046	1,265	1,467,294
Series 2020 B, RB	4.00%	09/02/2050	880	1,000,047
Series 2020, RB	4.00%	09/01/2040	400	458,313
Series 2020, RB	4.00%	09/01/2050	2,340	2,644,917
Series 2020, RB	4.00%	09/01/2050	2,465	2,794,746
Series 2020, RB	4.00%	09/01/2050	1,500	1,701,959
Series 2020, RB	4.00%	09/01/2050	1,415	1,626,565
Series 2020, RB(h)	7.25%	09/01/2050	4,255	4,719,800
Series 2021 A, RB	4.00%	09/02/2051	2,000	2,245,089

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                        Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Adventist Health System);
Series 2015, Ref. RB	5.00%	03/01/2033	$775	$918,064
Series 2015, Ref. RB	5.00%	03/01/2045	2,315	2,726,635
California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools - 47th and Main);
Series 2012 A, RB	6.38%	07/01/2047	2,000	2,007,618
Series 2012, RB	6.10%	07/01/2032	820	823,256
California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2014 A, RB	5.13%	11/01/2023	440	463,548
Series 2017 A, Ref. RB(h)	5.00%	11/01/2041	875	1,037,646
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2002-1); Series 2002-1, RB(i)	6.75%	09/01/2037	50	50,091
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2007-01); Series 2015, Ref. RB	5.00%	09/01/2037	2,440	2,744,041
California (State of) Statewide Communities Development Authority (Community Facilities District No. 97-1); Series 1997, RB(f)	0.00%	09/01/2022	10	9,549
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2017, Ref. RB	5.00%	04/01/2047	3,390	4,041,348
California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2014 A, RB(b)(c)	5.25%	10/01/2024	600	689,004
California (State of) Statewide Communities Development Authority (Heritage Park at Cathedral City Apartments); Series 2002 NN-1, RB (INS - AMBAC)(a)(i)	5.20%	06/01/2036	2,505	2,511,281
California (State of) Statewide Communities Development Authority (Huntington Memorial Hospital); Series 2014 B, Ref. RB	5.00%	07/01/2044	750	841,291
California (State of) Statewide Communities Development Authority (Improvement Area No. 1);
Series 2021, RB	4.00%	09/01/2041	690	802,223
Series 2021, RB	4.00%	09/01/2051	1,170	1,339,942
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2016 A, Ref. RB	5.00%	08/15/2051	3,000	3,551,250
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2016, Ref. RB(h)	5.00%	06/01/2046	1,000	1,146,422
Series 2019, RB(h)	5.00%	06/01/2034	375	462,013
Series 2019, RB(h)	5.00%	06/01/2039	100	121,749
Series 2019, RB(h)	5.00%	06/01/2051	295	352,835
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.50%	12/01/2054	1,500	1,705,278
Series 2016 A, RB(h)	5.25%	12/01/2056	830	933,505
Series 2018 A, RB(h)	5.50%	12/01/2058	5,000	5,925,669
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California);
Series 2018, RB	5.00%	01/01/2043	1,000	1,198,871
Series 2018; RB	5.00%	01/01/2048	495	588,448
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts);
Series 2019, RB(h)	5.25%	07/01/2039	1,640	1,813,708
Series 2019, RB(h)	5.25%	07/01/2049	3,375	3,672,597
California (State of) Statewide Communities Development Authority (Pacific Highlands Ranch); Series 2019, RB	5.00%	09/02/2049	650	793,419
California (State of) Statewide Communities Development Authority (Sand Creek);
Series 2021, RB	4.00%	09/01/2041	550	645,386
Series 2021, RB	4.00%	09/01/2051	1,125	1,298,152
California (State of) Statewide Communities Development Authority (Statewide Community Infrastructure Program);
Series 2019 B, RB	5.00%	09/02/2049	1,500	1,805,151
Series 2019 C, RB	5.00%	09/02/2049	700	842,404
California (State of) Statewide Communities Development Authority (Terraces at San Joaquin
Garden); Series 2012, RB(b)(c)	5.63%	10/01/2022	1,000	1,058,638
California (State of) Statewide Communities Development Authority (Total Road Improvement Program); Series 2012 A, COP(b)(c)	6.00%	06/01/2022	2,845	2,968,135

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                        Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC);
Series 2012, Ref. RB	5.38%	05/15/2038	$2,000	$2,007,684
Series 2016, Ref. RB	5.00%	05/15/2040	1,200	1,409,684
California (State of) Statewide Communities Development Authority (Yucaipa Valley Water Reservoir); Series 2014, RB	6.00%	09/02/2044	2,760	2,919,765
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002 A, RB	6.00%	05/01/2037	8,625	8,664,369
Series 2002 B, RB	6.00%	05/01/2037	1,045	1,049,770
Series 2002 B, RB	6.00%	05/01/2043	705	712,036
Series 2002, RB	6.00%	05/01/2043	45	45,449
Series 2006 A, RB(f)	0.00%	06/01/2046	8,000	1,745,446
California State University; Series 2012 A, RB(b)(c)(e)	5.00%	11/01/2022	6,750	7,135,445
Calimesa (City of), CA Community Facilities District No. 2018-1 (Summerwind Trails);
Series 2020, RB	4.00%	09/01/2045	605	682,196
Series 2020, RB	4.00%	09/01/2050	575	646,855
Carlsbad (City of), CA (Assessment District No. 96-1); Series 1998, RB	5.50%	09/02/2028	20	20,452
Carson (City of), CA Public Financing Authority; Series 2019, RB	5.00%	09/02/2030	545	709,915
Central Basin Municipal Water District; Series 2018 A, Ref. RB	5.00%	08/01/2044	3,035	3,436,615
Cerritos Community College District (Election of 2012); Series 2018 B, GO Bonds	4.00%	08/01/2043	1,870	2,163,934
Chino (City of), CA Public Financing Authority;
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2034	1,100	1,286,457
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2035	865	1,010,132
Chino Community Facilities District;
Series 2020, RB	4.00%	09/01/2040	170	192,977
Series 2020, RB	4.00%	09/01/2051	705	791,479
Chino Valley Unified School District;
Series 2020 B, GO Bonds	4.00%	08/01/2045	3,000	3,568,746
Series 2020 B, GO Bonds	5.00%	08/01/2055	10,995	14,172,862
Chula Vista (City of), CA Community Facilities District;
Series 2021, RB	4.00%	09/01/2041	250	282,786
Series 2021, RB	4.00%	09/01/2046	1,145	1,285,116
Series 2021, RB	4.00%	09/01/2051	730	817,785
Clovis (City of), CA;
Series 2015, Ref. RB (INS - AGM)(a)	5.25%	08/01/2030	1,060	1,252,919
Series 2015, Ref. RB (INS - AGM)(a)	5.25%	08/01/2031	500	590,360
Clovis (City of), CA Public Financing Authority; Series 2008 A, RB (INS - NATL)(a)	4.63%	08/01/2029	35	35,122
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(a)(f)	0.00%	08/01/2029	735	666,431
Coachella (City of), CA (Community Facilities District No. 2018-1);
Series 2018, RB(h)	5.00%	09/01/2030	515	599,496
Series 2018, RB(h)	5.00%	09/01/2038	1,090	1,251,115
Series 2018, RB(h)	5.00%	09/01/2048	2,015	2,294,537
Series 2018, RB(h)	5.00%	09/01/2053	1,525	1,733,865
Compton (City of), CA Public Finance Authority; Series 2008, Ref. RB (INS - AMBAC)(a)	5.25%	09/01/2027	1,000	1,002,991
Compton Unified School District;
Series 2019 B, GO Bonds (INS - BAM)(a)(f)	0.00%	06/01/2035	1,300	925,255
Series 2019 B, GO Bonds (INS - BAM)(a)(f)	0.00%	06/01/2041	6,250	3,544,792
Series 2019 B, GO Bonds (INS - BAM)(a)(f)	0.00%	06/01/2042	4,335	2,362,669
Series 2019 B, GO Bonds (INS - BAM)(a)	4.00%	06/01/2049	14,140	16,061,366
Corona Community Facilities District (Bedford Improvement Area No. 1);
Series 2020, RB	4.00%	09/01/2040	285	323,868
Series 2020, RB	4.00%	09/01/2045	460	518,694
Series 2020, RB	4.00%	09/01/2050	1,035	1,161,213
Corona-Norco Unified School District (Community Facilities District No. 17-1); Series 2020, RB	4.00%	09/01/2050	350	393,950
CSCDA Community Improvement Authority (Renaissance at City Center); Series 2020 A, RB(h)	5.00%	07/01/2051	3,250	3,799,708
CSCDA Community Improvement Authority (Social Bonds);
Series 2021 A-2, RB(h)	4.00%	09/01/2056	2,500	2,760,022
Series 2021, RB(h)	4.00%	08/01/2056	1,000	1,105,974

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                        Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition);
Series 2007 A, Ref. RB	5.00%	12/15/2037	$50	$50,057
Series 2007 C, Ref. RB	6.50%	12/15/2047	895	896,652
Dehesa School District; Series 2014 A, GO Bonds	5.50%	06/01/2044	1,220	1,338,506
Dixon (City of), CA Improvement Area No. 1 (Community Facilities District No. 2019-1);
Series 2020, RB	4.00%	09/01/2036	200	233,005
Series 2020, RB	4.00%	09/01/2040	400	462,907
Series 2020, RB	4.00%	09/01/2050	1,000	1,138,992
Dublin (City of), CA;
Series 2021, RB	4.00%	09/01/2045	850	961,040
Series 2021, RB	4.00%	09/01/2051	865	974,244
Eastern Municipal Water District (Community Facilities District No. 2016-75);
Series 2021, RB	4.00%	09/01/2030	75	87,120
Series 2021, RB	4.00%	09/01/2050	385	433,112
El Dorado Irrigation District; Series 2020 A, COP	4.00%	03/01/2050	15,330	17,986,436
El Segundo Unified School District (Election of 2008); Series 2009 A, GO Bonds(f)	0.00%	08/01/2033	4,430	3,635,428
Emeryville (City of), CA Public Financing Authority (Alameda County);
Series 2014 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2032	445	502,453
Series 2014 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2033	385	434,386
Series 2014 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2034	500	563,727
Escondido Union School District (Election of 2014); Series 2018 B, GO Bonds	4.00%	08/01/2047	1,690	1,918,218
Etiwanda School District; Series 2020 A, GO Bonds	4.00%	08/01/2049	4,000	4,616,712
Etiwanda School District Community Facilities District No. 2018-1 (Day Creek Square Public Facilities);
Series 2020, RB	4.00%	09/01/2045	510	576,624
Series 2020, RB	4.00%	09/01/2050	705	794,381
Fairfield (City of), CA Community Facilities District No. 2007-1 (Fairfield Commons); Series 2008, RB	6.88%	09/01/2038	865	892,375
Fontana (City of), CA (Community Facilities District No. 80); Series 2017, RB	5.00%	09/01/2046	1,000	1,168,427
Fontana (City of), CA (El Paseo Community Facilities District 87);
Series 2021, RB	4.00%	09/01/2027	120	136,783
Series 2021, RB	4.00%	09/01/2028	125	144,084
Series 2021, RB	4.00%	09/01/2029	110	127,855
Series 2021, RB	4.00%	09/01/2032	100	115,725
Series 2021, RB	4.00%	09/01/2041	200	229,785
Series 2021, RB	4.00%	09/01/2046	325	370,305
Series 2021, RB	4.00%	09/01/2051	400	454,212
Fontana (City of), CA (Summit at Rosena Phase One);
Series 2021, RB	4.00%	09/01/2041	525	606,176
Series 2021, RB	4.00%	09/01/2046	450	514,952
Series 2021, RB	4.00%	09/01/2051	525	598,735
Fontana (City of), CA (The Meadows);
Series 2020, RB	4.00%	09/01/2045	530	598,914
Series 2020, RB	4.00%	09/01/2050	635	715,507
Foothill-Eastern Transportation Corridor Agency;
Series 2015, Ref. RB (INS - AGM)(a)(f)	0.00%	01/15/2035	2,745	2,096,909
Series 2021 A, Ref. RB	4.00%	01/15/2046	25,000	29,100,675
Fremont Community Facilities District No. 1 (Pacific Commons); Series 2015, Ref. RB	5.00%	09/01/2035	815	921,560
Fullerton (City of), CA Community Facilities District No. 1 (Amerige Heights);
Series 2012, Ref. RB	5.00%	09/01/2026	1,960	2,052,295
Series 2012, Ref. RB	5.00%	09/01/2032	1,090	1,140,766
Gilroy Unified School District (Election of 2008);
Series 2009 A, GO Bonds(b)(f)	0.00%	08/01/2029	615	567,423
Series 2009 A, GO Bonds (INS - AGC)(a)(f)	0.00%	08/01/2029	4,735	4,276,416
Series 2009 A, GO Bonds(b)(f)	0.00%	08/01/2031	2,235	1,985,022
Series 2009 A, GO Bonds (INS - AGC)(a)(f)	0.00%	08/01/2031	1,415	1,213,547
Glendale Community College District; Series 2020 B, GO Bonds	4.00%	08/01/2050	9,600	11,280,907
Glendora (City of), CA Public Finance Authority; Series 2003 A, RB (INS - NATL)(a)	5.00%	09/01/2024	1,380	1,385,054

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                        Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Golden State Tobacco Securitization Corp.;
Series 2007 A-2, RB	5.30%	06/01/2037	$3,495	$3,613,737
Series 2013 A, RB	5.00%	06/01/2030	2,000	2,168,038
Series 2015 A, Ref. RB	5.00%	06/01/2045	1,165	1,336,929
Series 2015, Ref. RB(b)(c)	5.00%	06/01/2025	1,760	2,065,836
Series 2015, Ref. RB	5.00%	06/01/2040	1,435	1,654,462
Series 2017 A-1, Ref. RB	5.00%	06/01/2029	1,000	1,223,583
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	10,690	11,046,299
Series 2018 A-2, Ref. RB	5.00%	06/01/2047	10,300	10,643,284
Golden Valley Unified School District Financing Authority;
Series 2021 A, RB	4.00%	09/01/2046	250	283,273
Series 2021 A, RB	4.00%	09/01/2051	500	566,017
Hollister (City of), CA Redevelopment Agency Successor Agency;
Series 2014, Ref. RB (INS - BAM)(a)	5.00%	10/01/2030	1,600	1,813,855
Series 2014, Ref. RB (INS - BAM)(a)	5.00%	10/01/2032	1,305	1,477,953
Hollister Joint Powers Financing Authority; Series 2016, Ref. RB (INS - AGM)(a)	5.00%	06/01/2036	1,270	1,515,294
Hollister School District (Election of 2016); Series 2019 B, GO Bonds	4.00%	09/01/2046	3,675	4,103,481
Imperial (County of), CA (Community Facilities District No. 2004-2 - Improvement Area No. 1); Series 2007, RB	5.90%	09/01/2037	1,430	1,461,426
Independent Cities Finance Authority (Hacienda Valley Estates); Series 2014, Ref. RB	5.00%	11/15/2034	885	977,370
Independent Cities Finance Authority (Rancho del Sol and Grandview East); Series 2012, Ref. RB	5.50%	05/15/2047	1,000	1,024,217
Independent Cities Finance Authority (Union City Tropics); Series 2019, Ref. RB	5.00%	05/15/2048	1,000	1,214,104
Inglewood (City of), CA Redevelopment Agency (Merged Redevelopment); Series 1998 A, Ref. RB (INS - AMBAC)(a)	5.25%	05/01/2023	255	272,566
Inglewood Unified School District;
Series 2019 C, GO Bonds (INS - BAM)(a)	4.00%	08/01/2038	550	622,497
Series 2019 C, GO Bonds (INS - BAM)(a)	4.00%	08/01/2039	690	779,519
Inland Empire Tobacco Securitization Corp.;
Series 2007 C-1, RB(f)	0.00%	06/01/2036	8,000	3,061,526
Series 2007 C-2, RB(f)	0.00%	06/01/2047	14,000	2,535,602
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 1);
Series 2014, RB	5.00%	09/01/2044	445	494,004
Series 2014, RB	5.00%	09/01/2049	445	492,671
Irvine Ranch Water District; Series 2016, RB(d)(e)	5.25%	02/01/2046	4,305	5,235,461
Irvine Unified School District (Community Facilities District No. 01-1); Series 2015, Ref. RB (INS - BAM)(a)	5.00%	09/01/2038	3,500	3,985,003
Irvine Unified School District (Community Facilities District No. 09-1);
Series 2017 B, RB	5.00%	09/01/2047	500	594,399
Series 2018 A, Ref. RB	5.00%	09/01/2045	1,000	1,192,496
Series 2019 A, RB (INS - BAM)(a)	4.00%	09/01/2044	3,600	4,235,692
Jurupa Community Services District; Series 2021 A, RB	4.00%	09/01/2050	710	800,015
Lake Elsinore (City of), CA;
Series 2019, RB	5.00%	09/01/2050	1,000	1,181,704
Series 2021, RB	4.00%	09/01/2041	350	398,169
Series 2021, RB	4.00%	09/01/2046	450	507,383
Series 2021, RB	4.00%	09/01/2046	290	327,787
Series 2021, RB	4.00%	09/01/2051	700	788,525
Series 2021, RB	4.00%	09/01/2051	310	349,850
Lake Elsinore (City of), CA Public Financing Authority (Canyon Hills IA C);
Series 2012 C, RB(b)(c)	5.00%	09/01/2022	630	660,176
Series 2012 C, RB(b)(c)	5.00%	09/01/2022	335	351,046
Lake Elsinore (City of), CA Public Financing Authority (Villages at Wasson Canyon); Series 2012 A, RB(b)(c)	5.25%	09/01/2022	1,175	1,234,206
Lake Elsinore Unified School District Community Facilities District; Series 2021, RB	4.00%	09/01/2045	380	430,212
Lake Elsinore Unified School District Community Facilities District No. 2006-2 (Improvement Area No. C); Series 2020, RB	4.00%	09/01/2050	4,015	4,531,339
Lake Elsniore (City of), CA Community Facilities District No. 2006-1 (Improvement Area II);
Series 2020, RB	4.00%	09/01/2040	760	859,936
Series 2020, RB	4.00%	09/01/2045	835	936,997

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                        Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Lammersville Joint Unified School District;
Series 2020, RB	4.00%	09/01/2039	$250	$284,542
Series 2020, RB	4.00%	09/01/2045	310	349,555
Series 2020, RB	4.00%	09/01/2045	500	563,495
Series 2020, RB	4.00%	09/01/2049	730	820,821
Series 2020, RB	4.00%	09/01/2050	1,000	1,124,965
Lammersville Unified School District (Lammersville School District Community Facilities District No. 2002 - Mountain House);
Series 2012, Ref. RB	5.00%	09/01/2025	420	437,817
Series 2012, Ref. RB	5.10%	09/01/2026	375	390,830
Series 2012, Ref. RB	5.15%	09/01/2027	885	921,633
Series 2012, Ref. RB	5.20%	09/01/2028	1,000	1,040,670
Series 2012, Ref. RB	5.25%	09/01/2029	500	520,010
Series 2012, Ref. RB	5.30%	09/01/2030	500	519,812
Series 2012, Ref. RB	5.38%	09/01/2032	1,000	1,039,087
Lathrop (City of), CA (Community Facilities District No. 03-2); Series 2003, RB	7.00%	09/01/2033	3,285	3,299,366
Lennox School District; Series 2014, COP (INS - BAM)(a)	5.00%	10/01/2034	1,000	1,038,817
Lincoln (City of), CA Community Facilities District No. 2006-1 (Improvement Area No. 1);
Series 2021, Ref. RB	4.00%	09/01/2030	155	181,416
Series 2021, Ref. RB	4.00%	09/01/2034	210	241,997
Series 2021, Ref. RB	4.00%	09/01/2038	270	308,541
Series 2021, Ref. RB	4.00%	09/01/2043	320	362,846
Long Beach (City of), CA;
Series 2010 A, RB	5.00%	06/01/2040	2,500	2,509,887
Series 2015, RB	5.00%	05/15/2045	2,370	2,608,305
Series 2017 A, RB(i)	5.00%	05/15/2037	1,300	1,564,473
Series 2017 A, RB(i)	5.00%	05/15/2040	14,670	17,568,195
Long Beach (City of), CA (Green Bonds); Series 2017 B, RB(i)	5.00%	05/15/2043	8,210	9,781,947
Long Beach (City of), CA Bond Finance Authority;
Series 2007 A, RB	5.50%	11/15/2028	50	64,705
Series 2007 A, RB	5.50%	11/15/2037	1,000	1,502,119
Long Beach (City of), CA Bond Finance Authority (Aquarium of the Pacific); Series 2012, Ref. RB	5.00%	11/01/2029	2,000	2,014,078
Long Beach (City of), CA Bond Finance Authority (Natural Gas Purchase); Series 2007 A, RB	5.50%	11/15/2032	2,665	3,719,263
Long Beach Unified School District; Series 2017 A, GO Bonds	5.00%	08/01/2036	8,175	9,804,153
Los Alamitos Unified School District;
Series 2012, COP(l)	5.95%	08/01/2034	1,200	1,388,961
Series 2013, GO Bonds(l)	6.01%	08/01/2040	1,660	1,840,980
Los Angeles (City of), CA Community Facilities District No. 4 (Playa Vista - Phase 1); Series 2014, Ref. RB	5.00%	09/01/2031	590	665,299
Los Angeles (City of), CA Department of Airports;
Series 2015 A, RB(i)	5.00%	05/15/2033	4,365	5,047,982
Series 2015 A, RB(i)	5.00%	05/15/2034	5,795	6,701,730
Series 2018 B, Ref. RB(i)	5.00%	05/15/2032	3,500	4,389,643
Series 2018 B, Ref. RB(e)(i)	5.00%	05/15/2033	15,145	18,999,778
Series 2018 B, Ref. RB(e)(i)	5.00%	05/15/2034	12,000	15,040,232
Series 2018 C, RB(i)	5.00%	05/15/2038	2,500	3,082,816
Series 2020 C, RB(i)	5.00%	05/15/2045	10,000	12,540,314
Series 2021 A, Ref. RB(i)	5.00%	05/15/2046	26,450	33,750,089
Series 2021 A, Ref. RB(i)	5.00%	05/15/2051	10,000	12,673,541
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2013, RB(i)	5.00%	05/15/2043	3,000	3,229,513
Series 2019, RB(i)	5.00%	05/15/2049	24,745	30,652,718
Los Angeles (City of), CA Department of Water & Power;
Series 2017 A, Ref. RB	5.00%	07/01/2041	8,250	9,996,694
Series 2017 C, RB	5.00%	07/01/2042	15,525	19,035,673
Series 2017 C, RB(e)	5.00%	07/01/2047	16,500	20,158,005
Los Angeles (City of), CA Harbor Department; Series 2014 A, Ref. RB(i)	5.00%	08/01/2036	1,000	1,117,408
Los Angeles (City of), CA Port; Series 2011 B, Ref. RB	5.00%	08/01/2025	1,125	1,129,426

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                        Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds); Series 2019 A, RB	5.00%	07/01/2044	$7,000	$8,788,721
Los Angeles Community College District (Election of 2008); Series 2013 F, GO Bonds(b)(c)	4.00%	08/01/2023	10,000	10,743,508
Los Angeles County Schools Regionalized Business Services Corp. (Los Angeles County Schools Pooled Financing Program); Series 1999 A, COP (INS - AMBAC)(a)(f)	0.00%	08/01/2024	1,265	1,233,848
Lynwood (City of), CA Public Financing Authority (Measure M); Series 2019 A, RB (INS - AGM)(a)	5.25%	06/01/2048	3,185	3,842,355
Madera (County of), CA (Valley Children’s Hospital); Series 1995, COP (INS - NATL)(a)	5.75%	03/15/2028	85	91,576
Madera (County of), CA Community Facilities District No. 2017-1 (Tesoro Viejo);
Series 2020, RB	4.00%	09/01/2045	2,060	2,300,479
Series 2020, RB	4.00%	09/01/2051	3,560	3,968,865
Madera Unified School District; Series 2019, GO Bonds	4.00%	08/01/2044	8,945	10,323,440
Manteca Unified School District;
Series 2017 B, GO Bonds	4.00%	08/01/2042	9,325	10,697,629
Series 2020 C, GO Bonds	4.00%	08/01/2045	2,750	3,198,132
Marina (City of), CA Redevelopment Agency Successor Agency;
Series 2018 B, RB	5.00%	09/01/2038	250	287,691
Series 2020 A, RB	4.00%	09/01/2040	700	776,524
Series 2020 B, RB	4.00%	09/01/2040	700	775,659
Maywood (City of), CA Public Financing Authority (Infrastructure Refinancing); Series 2008 A, Ref. RB	7.00%	09/01/2038	50	50,048
McFarland Unified School District (Election of 2012); Series 2014 A, GO Bonds(b)(c)	5.50%	11/01/2024	1,750	2,045,403
Mendota (City of), CA Joint Powers Financing Authority; Series 2005, RB	5.15%	07/01/2035	1,375	1,377,377
Menifee Union School District;
Series 2019, RB	5.00%	09/01/2044	1,500	1,779,502
Series 2020 C, GO Bonds (INS - AGM)(a)	3.00%	08/01/2040	1,500	1,646,992
Series 2020 C, GO Bonds (INS - AGM)(a)	3.00%	08/01/2045	2,200	2,373,380
Menifee Union School District (Community Facilities District No. 2006-2); Series 2020, Ref. RB	4.00%	09/01/2045	705	794,956
Menifee Union School District (Community Facilities District No. 2011-1 - Improvement Area No. 3);
Series 2018, RB	5.00%	09/01/2043	1,000	1,149,736
Series 2018, RB	5.00%	09/01/2048	1,500	1,717,503
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGC)(a)(f)	0.00%	08/01/2035	940	711,909
Menifee Union School District Public Financing Authority; Series 2017 A, RB (INS - NATL)(a)	5.00%	09/01/2033	1,000	1,183,249
Merced City School District (Election of 2014); Series 2018, GO Bonds	5.00%	08/01/2048	3,020	3,707,675
Moorpark Unified School District (Election of 2008); Series 2009 A, GO Bonds (INS - AGC)(a)(f)	0.00%	08/01/2031	840	709,164
Moreno Valley Unified School District (Community Facilities District No. 2004-4); Series 2015, RB	5.00%	09/01/2045	2,050	2,296,113
Moreno Valley Unified School District (Community Facilities District No. 2015-2);
Series 2019, RB	5.00%	09/01/2044	435	495,031
Series 2019, RB	5.00%	09/01/2048	485	550,467
Mountain House Public Financing Authority (Green Bonds);
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2045	6,075	7,113,348
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2050	12,000	13,904,338
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2055	6,500	7,503,127
Series 2020 B, RB (INS - BAM)(a)	4.00%	12/01/2040	1,940	2,302,981
Series 2020 B, RB (INS - BAM)(a)	4.00%	12/01/2043	6,800	8,002,154
Mountain View Shoreline Regional Park Community; Series 2018 A, RB (INS - AGM)(a)	5.00%	08/01/2048	2,000	2,464,270
M-S-R Public Power Agency; Series 1991 E, RB(b)	6.00%	07/01/2022	20	20,969
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(l)	6.25%	08/01/2043	2,035	2,332,089
Murrieta (City of), CA (Community Facilities District No. 2005-5); Series 2017, RB	5.00%	09/01/2042	655	769,667
Norco (City of), CA Community Redevelopment Agency Successor Agency (Project Area No. 1); Series 2014, Ref. RB (INS - BAM)(a)	5.00%	03/01/2030	1,500	1,665,148
Northern California Energy Authority; Series 2018 A, RB(c)	4.00%	07/01/2024	10,000	10,968,752
Northern California Tobacco Securitization Authority; Series 2021 A, Ref. RB	4.00%	06/01/2049	3,755	4,506,402
Northern Humboldt Union High School District (Election of 2010); Series 2015 C, GO Bonds(b)(c)	5.00%	08/01/2025	4,115	4,877,576
Northern Inyo (County of), CA Local Hospital District; Series 2010, RB	6.38%	12/01/2025	2,000	2,006,003
Oak Grove School District (Election of 2008);
Series 2018 E, Ref. GO Bonds(l)	5.00%	08/01/2038	8,680	5,772,406
Series 2018 E, Ref. GO Bonds(l)	5.00%	08/01/2042	5,755	3,723,118
Oakland Unified School District (County of Alameda); Series 2015 A, GO Bonds	5.00%	08/01/2040	1,070	1,250,765

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                        Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Oceanside Unified School District (Election of 2008); Series 2019 E, GO Bonds	4.00%	08/01/2048	$2,500	$2,884,857
Ontario (City of), CA; Series 2021, RB	4.00%	09/01/2051	500	568,817
Ontario (City of), CA Community Facilities District No. 25 (Park Place Facilities Phase II); Series 2019, RB	5.00%	09/01/2049	1,000	1,139,416
Ontario (City of), CA Community Facilities District No. 40 (Emerald Park Facilities); Series 2020, RB	4.00%	09/01/2050	780	886,493
Ontario (City of), CA Community Facilities District No. 43 (Park Place Facilities Phase IV); Series 2020, RB	4.00%	09/01/2050	1,000	1,129,210
Ontario (City of), CA Community Facilities District No. 45;
Series 2020, RB	4.00%	09/01/2043	280	317,661
Series 2020, RB	4.00%	09/01/2051	1,110	1,250,186
Orange (County of), CA (Community Facilities District No. 2016-1); Series 2016 A, RB	5.00%	08/15/2031	1,350	1,585,457
Orange (County of), CA Community Facilities District (Village of Esencia);
Series 2020, RB	4.00%	08/15/2045	845	968,800
Series 2020, RB	4.00%	08/15/2050	700	799,900
Orange (County of), CA Community Facilities District No. 2015-1 (Esencia Village);
Series 2015 A, RB	5.00%	08/15/2035	125	141,943
Series 2015 A, RB	5.25%	08/15/2045	1,810	2,053,214
Orange (County of), CA Community Facilities District No. 2016-1 (Esencia Village); Series 2016 A, RB	5.00%	08/15/2046	2,000	2,294,248
Orange (County of), CA Local Transportation Authority; Series 2019, RB	5.00%	02/15/2041	14,055	17,759,558
Oxnard (City of), CA Financing Authority;
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	06/01/2032	1,250	1,398,619
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	06/01/2033	1,500	1,677,469
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	06/01/2034	850	950,071
Palm Desert (City of), CA;
Series 2021 A, Ref. RB	4.00%	09/01/2026	300	336,438
Series 2021 A, Ref. RB	4.00%	09/01/2027	315	357,317
Series 2021 A, Ref. RB	4.00%	09/01/2030	250	291,573
Series 2021 A, Ref. RB	4.00%	09/01/2033	275	317,729
Series 2021 A, Ref. RB	4.00%	09/01/2036	300	344,309
Palm Desert (City of), CA Financing Authority (Project Area No. 2); Series 2003, RB (INS - NATL)(a)	5.00%	08/01/2033	40	40,673
Palm Springs (City of), CA Community Redevelopment Agency Successor Agency; Series 2014, Ref. RB (INS - AGM)(a)	5.00%	09/01/2032	445	502,453
Palmdale (City of), CA (Community Facilities District No. 05-1);
Series 2005, Ref. RB(b)(c)	6.25%	09/01/2021	4,160	4,160,000
Series 2007 A, Ref. RB(b)(c)	6.13%	09/01/2021	5,145	5,145,000
Palomar Community College District; Series 2010, GO Bonds(l)	6.38%	08/01/2045	3,330	3,724,972
Palomar Health; Series 2017, Ref. RB	5.00%	11/01/2042	4,835	5,765,532
Perris Elementary School District (Election of 2014);
Series 2014 A, GO Bonds (INS - BAM)(a)	6.00%	08/01/2029	235	272,583
Series 2014 A, GO Bonds (INS - BAM)(a)	6.00%	08/01/2030	290	336,379
Perris Union High School District;
Series 2019 A, GO Bonds (INS - AGM)(a)	4.00%	09/01/2043	10,225	12,199,470
Series 2019 A, GO Bonds (INS - AGM)(a)	4.00%	09/01/2048	12,930	15,316,851
Series 2019, Ref. COP (INS - BAM)(a)	5.00%	10/01/2048	3,000	3,696,586
Piedmont Unified School District; Series 2019, GO Bonds	3.00%	08/01/2045	4,375	4,704,028
Pixley Union School District (Election of 2014); Series 2014 A, GO Bonds (INS - AGM)(a)	5.25%	08/01/2044	1,000	1,132,013
Poway Unified School District (Del Sur East II); Series 2020, RB (INS - AGM)(a)	4.00%	09/01/2050	4,255	4,970,721
Poway Unified School District Public Financing Authority; Series 2015 B, Ref. RB (INS - BAM)(a)	5.00%	09/01/2035	1,955	2,290,607
Rancho Cordova (City of), CA;
Series 2021, RB	4.00%	09/01/2041	390	443,674
Series 2021, RB	4.00%	09/01/2046	225	250,400
Series 2021, RB	4.00%	09/01/2046	585	659,597
Series 2021, RB	4.00%	09/01/2050	200	222,202
Series 2021, RB	4.00%	09/01/2050	500	562,472
Rancho Cordova (City of), CA Community Facilities District No. 2003-1 (Sunridge Anatolia); Series 2012, Ref. RB	5.00%	09/01/2027	1,000	1,043,795

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                        Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Rancho Mirage Community Facilities District (Del Webb);
Series 2021, RB	4.00%	09/01/2046	$380	$424,672
Series 2021, RB	4.00%	09/01/2051	325	362,716
Ravenswood School District;
Series 2018, GO Bonds	5.00%	08/01/2031	500	606,899
Series 2018, GO Bonds	5.00%	08/01/2033	500	605,817
Series 2018, GO Bonds	5.00%	08/01/2035	750	907,107
Redding (City of), CA Redevelopment Agency (Canby-Hilltop-Cypress Redevelopment); Series 2003 A, RB (INS - NATL)(a)	5.00%	09/01/2023	1,400	1,405,196
Regents of the University of California;
Series 2013 AI, RB(e)	5.00%	05/15/2038	15,000	16,201,058
Series 2016 L, Ref. RB(d)(e)	5.00%	05/15/2041	3,420	4,041,589
Rialto Unified School District;
Series 2019 A, GO Bonds (INS - BAM)(a)(f)	0.00%	08/01/2042	8,125	4,530,569
Series 2019 A, GO Bonds (INS - BAM)(a)(f)	0.00%	08/01/2043	4,500	2,409,174
Rio Hondo Community College District (Election of 2004); Series 2010 C, GO Bonds(l)	6.63%	08/01/2042	10,530	14,192,991
Riverbank (City of), CA Redevelopment Agency; Series 2007 B, RB(j)	5.00%	08/01/2032	288	288,109
Riverside (City of), CA (Community Facilities District No. 92-1); Series 2005 A, RB	5.30%	09/01/2034	1,050	1,066,030
Riverside (County of), CA Community Facilities District No. 07-2 (Clinton Keith);
Series 2015, RB	5.00%	09/01/2044	1,000	1,127,607
Series 2017, RB	5.00%	09/01/2045	535	629,618
Riverside (County of), CA Public Financing Authority (Desert Communities and Interstate 215 Corridor);
Series 2017 A, Ref. RB (INS - BAM)(a)	5.00%	10/01/2034	1,000	1,230,904
Series 2017 A, Ref. RB (INS - BAM)(a)	4.00%	10/01/2040	500	569,423
Riverside (County of), CA Redevelopment Successor Agency (Jurupa Valley Redevelopment);
Series 2011 B, RB(b)(c)	6.50%	10/01/2021	1,325	1,331,750
Series 2011 B, RB(b)(c)	6.75%	10/01/2021	1,200	1,206,355
Series 2011, RB(b)(c)	7.75%	10/01/2024	1,000	1,227,923
Series 2011, RB(b)(c)	8.00%	10/01/2024	1,000	1,233,840
Riverside Unified School District;
Series 2019 B, GO Bonds	3.00%	08/01/2039	4,250	4,603,025
Series 2021, RB	4.00%	09/01/2041	275	308,731
Series 2021, RB	4.00%	09/01/2050	600	670,279
Riverside Unified School District (Community Facilities District No. 32);
Series 2020, RB	4.00%	09/01/2045	290	327,003
Series 2020, RB	4.00%	09/01/2050	610	686,229
Riverside Unified School District (Election of 2016);
Series 2019 B, GO Bonds	3.00%	08/01/2038	1,740	1,888,072
Series 2019 B, GO Bonds	3.00%	08/01/2040	2,770	2,988,818
Romoland School District (Community Facilities District No. 2004-1); Series 2015, Ref. RB	5.00%	09/01/2038	1,000	1,129,852
Root Creek Water District Community Facilities District No. 2016-1 Improvement Area No. 1;
Series 2021, RB	4.00%	09/01/2041	430	494,342
Series 2021, RB	4.00%	09/01/2046	650	740,154
Root Creek Water District Community Facilities District No. 2016-1 Improvement Area No. 2;
Series 2021, RB	4.00%	09/01/2050	465	526,982
Roseville (City of), CA (Villages at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2039	375	422,469
Series 2020, RB	4.00%	09/01/2045	350	391,910
Series 2020, RB	4.00%	09/01/2050	475	530,637
Sacramento (City of), CA (Convention Center Complex); Series 2018 A, RB	5.00%	06/01/2043	2,000	2,397,063
Sacramento (City of), CA (North Natomas Community Facilities District No. 4);
Series 2015, Ref. RB	5.00%	09/01/2032	1,290	1,467,560
Series 2015, Ref. RB	5.00%	09/01/2033	1,200	1,361,363
Sacramento (City of), CA Financing Authority; Series 1999 A, RB	6.25%	09/01/2023	415	415,000
Sacramento (County of), CA;
Series 2018 C, Ref. RB(i)	5.00%	07/01/2038	2,200	2,712,364
Series 2018 C, Ref. RB(i)	5.00%	07/01/2039	9,495	11,689,309
Series 2021, RB	4.00%	09/01/2046	650	743,819

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                        Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Sacramento (County of), CA Housing Authority; Series 2002 C, RB (INS - AMBAC)(a)(i)	5.25%	06/01/2027	$810	$811,328
San Bernardino (City of), CA Joint Powers Financing Authority; Series 1999, Ref. COP (INS - NATL)(a)	5.50%	09/01/2024	10	10,044
San Bernardino Community College District; Series 2019 A, GO Bonds(b)(c)	4.00%	08/16/2027	27,735	33,369,909
San Bernardino Mountains Community Hospital District;
Series 2007 A, COP	5.00%	02/01/2027	925	927,023
Series 2007 A, COP	5.00%	02/01/2037	3,235	3,240,546
San Buenaventura (City of), CA (Community Memorial Health System);
Series 2011, RB(b)(c)	7.50%	12/01/2021	4,030	4,102,347
Series 2011, RB(b)(c)	8.00%	12/01/2021	3,000	3,057,175
San Diego (City of), CA Housing Authority; Series 2011 B, RB	5.00%	05/01/2029	3,000	3,009,106
San Diego (City of), CA Public Facilities Financing Authority; Subseries 2012 A, Ref. RB(b)(c)	5.00%	08/01/2022	1,295	1,352,581
San Diego (County of), CA Redevelopment Agency; Series 2005 A, Ref. RB(i)	5.75%	12/01/2032	4,950	4,967,743
San Diego (County of), CA Regional Airport Authority;
Series 2017 B, RB(i)	5.00%	07/01/2037	1,000	1,209,082
Series 2019 B, Ref. RB(i)	4.00%	07/01/2044	1,000	1,148,540
Series 2019 B, Ref. RB(i)	5.00%	07/01/2049	4,000	4,927,106
San Diego (County of), CA Regional Transportation Commission; Series 2014 A, RB(b)(c)(e)	5.00%	04/01/2024	2,980	3,355,405
San Diego Unified School District; Series 2020 M-2, GO Bonds	4.00%	07/01/2050	10,000	11,966,777
San Diego Unified School District (Election of 2012); Series 2017 I, GO Bonds	4.00%	07/01/2047	14,155	16,287,503
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2012 A, Ref. RB(i)	5.00%	05/01/2031	1,000	1,030,290
Series 2017 A, RB(i)	5.00%	05/01/2042	1,930	2,330,654
Series 2017 A, RB(i)	5.00%	05/01/2047	5,275	6,347,646
Series 2018 D, RB(i)	5.00%	05/01/2043	12,020	14,724,797
Series 2018 D, RB(i)	5.00%	05/01/2048	8,250	10,075,657
Series 2019 E, RB(i)	5.00%	05/01/2050	31,575	38,720,565
San Francisco (City & County of), CA Community Facilities District No. 2016-1;
Series 2020, RB	4.00%	09/01/2042	550	624,235
Series 2020, RB	4.00%	09/01/2050	1,025	1,154,331
San Francisco (City & County of), CA Public Utilities Commission; Series 2018 B, RB	5.00%	10/01/2043	7,250	8,974,942
San Francisco (City & County of), CA Redevelopment Agency Successor Agency; Series 2013 B, RB	5.00%	08/01/2031	500	518,027
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Hunters Point Shipyard Phase One Improvements); Series 2014, Ref. RB	5.00%	08/01/2044	2,910	3,131,403
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment); Series 2014 A, RB	5.00%	08/01/2043	1,060	1,186,482
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 A, Ref. RB	5.00%	08/01/2033	500	517,603
San Francisco (City of), CA Bay Area Rapid Transit District; Series 2012 A, RB(b)(c)	5.00%	07/01/2022	730	759,500
San Francisco (City of), CA Public Utilities Commission; Series 2020 C, RB	4.00%	11/01/2050	16,935	20,207,431
San Francisco Bay Area Rapid Transit District; Series 2017 A-1, GO Bonds(d)(e)	5.00%	08/01/2047	3,425	4,175,089
San Francisco Community College District; Series 2020 A, GO Bonds	4.00%	06/15/2045	9,240	10,885,825
San Gorgonio Memorial Health Care District; Series 2014, Ref. GO Bonds	5.00%	08/01/2032	500	549,703
San Jacinto Unified School District Financing Authority; Series 2017, Ref. RB	5.00%	09/01/2043	250	279,833
San Joaquin Hills Transportation Corridor Agency;
Series 2014 A, Ref. RB	5.00%	01/15/2044	1,730	1,945,486
Series 2014 B, Ref. RB	5.25%	01/15/2044	2,000	2,245,815
San Jose (City of), CA (El Parador Apartments); Series 2000 A, RB(i)	6.20%	01/01/2041	3,150	3,152,884
San Jose (City of), CA (Fallen Leaves Apartments); Series 2002 J-1, RB (INS - AMBAC)(a)(i)	5.10%	12/01/2032	4,025	4,030,709
San Jose (City of), CA (Improvement District No. 99-218SJ); Series 2001 24-Q, RB	5.88%	09/02/2023	35	36,692
San Jose (City of), CA (Orvieto Family Apartments); Series 2010 B-1, RB	4.75%	08/01/2029	5,135	5,149,566
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGM)(a)(f)	0.00%	09/01/2031	3,110	2,678,329
San Leandro Unified School District; Series 2019 B, GO Bonds (INS - BAM)(a)	4.00%	08/01/2043	5,000	5,812,448
San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS - AGM)(a)	5.00%	08/01/2030	1,500	1,506,019
San Marcos Unified School District; Series 2019, RB	5.00%	09/01/2048	750	854,671
San Mateo (City of), CA Foster School District (Election 2008); Series 2010, GO Bonds(l)	6.63%	08/01/2042	1,010	1,151,324
San Mateo (County of), CA Joint Powers Financing Authority; Series 2018 A, RB	5.00%	07/15/2043	18,075	22,637,515

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                        Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Mateo County Community College District; Series 2018 B, GO Bonds	5.00%	09/01/2045	$10,000	$12,628,120
San Mateo Foster (City of), CA Public Financing Authority (Clean Water Program); Series 2019, RB	4.00%	08/01/2044	5,000	5,972,494
San Rafael Elementary School District; Series 2019 C, GO Bonds	4.00%	08/01/2047	2,950	3,348,368
Santa Barbara (County of), CA;
Series 2018 B, COP(i)	5.00%	12/01/2037	12,695	15,687,907
Series 2018 B, COP(i)	5.00%	12/01/2038	5,000	6,166,043
Santa Clara (County of), CA Housing Authority;
Series 2001 A, RB(i)	5.85%	08/01/2031	1,000	1,003,499
Series 2001 A, RB(i)	6.00%	08/01/2041	2,070	2,118,062
Series 2010 A-1, RB (CEP-FHLMC)	4.75%	11/01/2027	4,010	4,013,922
Santa Clarita Community College District; Series 2019, GO Bonds	3.00%	08/01/2044	1,410	1,501,039
Santa Margarita Water District (Community Facilities District No. 2013-1);
Series 2013, RB	5.63%	09/01/2036	960	1,039,059
Series 2013, RB	5.63%	09/01/2043	960	1,036,138
Santa Monica (City of), CA Redevelopment Agency;
Series 2011, RB	5.88%	07/01/2036	1,750	1,767,430
Series 2011, RB	5.88%	07/01/2042	2,600	2,625,831
Santaluz Community Facilities District No. 2 (Improvement Area No. 1);
Series 2011 A, Ref. RB(b)(c)	5.00%	09/01/2021	820	820,000
Series 2011 A, Ref. RB(b)(c)	5.00%	09/01/2021	710	710,000
Series 2011 A, Ref. RB(b)(c)	5.10%	09/01/2021	460	460,000
Saugus Union School District Financing Authority; Series 2021 A, RB (INS - BAM)(a)	4.00%	09/01/2049	1,250	1,426,865
Sebastopol Union School District;
Series 2020 A, GO Bonds	4.00%	08/01/2041	500	566,318
Series 2020 A, GO Bonds	5.00%	08/01/2049	2,535	3,074,512
Signal Hill (City of), CA Redevelopment Agency Successor Agency; Series 2011, RB	7.00%	10/01/2026	1,720	1,728,723
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(f)	0.00%	06/01/2036	22,420	9,900,959
Series 2007 A, RB(f)	0.00%	06/01/2041	10,000	3,311,009
Series 2007 B, RB(f)	0.00%	06/01/2047	12,650	2,868,104
Series 2007 C, RB(f)	0.00%	06/01/2056	60,800	7,047,748
Simi Valley Unified School District; Series 2019 B, GO Bonds	4.00%	08/01/2048	2,000	2,291,928
Simi Valley Unified School District (Election of 2004);
Series 2007 C, GO Bonds (INS - AGM)(a)(f)	0.00%	08/01/2028	3,480	3,186,511
Series 2007 C, GO Bonds (INS - AGM)(a)(f)	0.00%	08/01/2030	2,765	2,399,005
South El Monte (City of), CA Improvement District Successor Agency; Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	08/01/2035	4,150	4,832,929
South Orange (County of), CA Public Financing Authority (Ladera Ranch); Series 2014 A, Ref. RB	5.00%	08/15/2034	895	917,588
Southern California Public Power Authority;
Series 2007 A, RB	5.25%	11/01/2022	470	498,124
Series 2007 A, RB	5.25%	11/01/2023	50	55,492
Series 2007 A, RB	5.25%	11/01/2026	250	307,423
Series 2007 A, RB	5.25%	11/01/2027	2,255	2,842,034
Series 2007 A, RB	5.00%	11/01/2028	205	259,815
Series 2007 A, RB	5.00%	11/01/2029	165	212,012
Series 2007 A, RB	5.00%	11/01/2033	2,085	2,866,379
Series 2014 A, RB	5.00%	07/01/2035	13,000	14,613,644
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2039	750	961,611
Series 2019, Ref. RB	5.00%	06/01/2048	6,000	7,554,298
Series 2019, Ref. RB(f)	0.00%	06/01/2054	20,000	3,976,860
Stockton (City of), CA Redevelopment Agency Successor Agency; Series 2016 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2034	1,000	1,188,283
Sulphur Springs Union School District; Series 2020, RB	4.00%	09/01/2050	1,225	1,373,644
Susanville (City of), CA (Natural Gas Enterprise Ref.); Series 2019, Ref. RB (INS - AGM)(a)	4.00%	06/01/2045	3,325	3,828,303
Tahoe-Truckee Unified School District;
Series 2016 B, GO Bonds	5.00%	08/01/2039	3,000	3,581,884
Series 2016 B, GO Bonds	5.00%	08/01/2041	950	1,130,739
Tejon Ranch Public Facilities Finance Authority; Series 2020, RB	4.00%	09/01/2050	4,750	5,266,635

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                        Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Three Rivers Levee Improvement Authority;
Series 2021, Ref. RB	4.00%	09/01/2036	$1,075	$1,246,816
Series 2021, Ref. RB	4.00%	09/01/2041	2,840	3,277,094
Series 2021, Ref. RB	4.00%	09/01/2046	2,700	3,087,803
Tobacco Securitization Authority of Southern California; Series 2006, RB(f)	0.00%	06/01/2046	3,000	631,254
Torrance Unified School District; Series 2009, GO Bonds(f)	0.00%	08/01/2034	3,600	2,338,664
Transbay Joint Powers Authority (Green Bonds);
Series 2020 A, RB	5.00%	10/01/2037	600	770,809
Series 2020 A, RB	5.00%	10/01/2040	1,000	1,274,812
Series 2020 A, RB	5.00%	10/01/2045	1,000	1,259,794
Series 2020 A, RB	5.00%	10/01/2049	1,100	1,380,531
Series 2020 B, RB	5.00%	10/01/2035	250	319,212
Series 2020 B, RB	5.00%	10/01/2038	300	380,065
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015, Ref. RB (INS - BAM)(a)	5.00%	09/01/2038	2,000	2,324,561
Twentynine Palms (City of), CA Redevelopment Agency Successor Agency;
Series 2011 A-4, RB(b)(c)	7.13%	09/01/2021	375	375,000
Series 2011 A-4, RB(b)(c)	7.40%	09/01/2021	500	500,000
Series 2011 B, RB(b)(c)	7.40%	09/01/2021	415	415,000
Series 2011 B, RB(b)(c)	7.65%	09/01/2021	425	425,000
University of California;
Series 2016 AR, Ref. RB(e)	5.00%	05/15/2037	12,840	15,418,854
Series 2017 AV, RB	5.00%	05/15/2042	5,000	6,134,577
Series 2018 AZ, Ref. RB	5.00%	05/15/2043	16,000	19,921,106
Series 2018 AZ, Ref. RB	4.00%	05/15/2048	2,000	2,304,168
Series 2018 AZ, Ref. RB	5.00%	05/15/2048	4,000	4,964,983
Series 2018 O, Ref. RB	5.00%	05/15/2048	3,000	3,712,855
Series 2020 BE, Ref. RB	4.00%	05/15/2047	12,975	15,347,531
Series 2021 BH, Ref. RB	4.00%	05/15/2046	14,320	17,218,450
Series 2021 Q, Ref. RB	4.00%	05/15/2051	15,000	17,880,772
Upland (City of), CA Community Facilities District No. 2003-2 (Improvement Area No. 2);
Series 2015, Ref. RB	5.00%	09/01/2029	1,030	1,149,388
Series 2015, Ref. RB	5.00%	09/01/2030	1,080	1,199,518
Upland (City of), CA Community Facilities District No. 2015-1 (Improvement Area No. 1);
Series 2019 A, RB	4.00%	09/01/2049	750	833,668
Upland Community Facilities District;
Series 2021 A, RB	4.00%	09/01/2040	260	299,277
Series 2021 A, RB	4.00%	09/01/2045	165	187,839
Series 2021 A, RB	4.00%	09/01/2051	260	294,599
Valley (City of), CA Sanitary District; Series 2005, RB	5.20%	09/02/2030	1,320	1,347,057
Vernon (City of), CA;
Series 2012 A, RB	5.13%	08/01/2033	1,000	1,033,546
Series 2012 A, RB	5.50%	08/01/2041	4,000	4,140,516
Vernon (City of), CA Redevelopment Agency; Series 2005, RB (INS - NATL)(a)	5.00%	09/01/2035	65	66,387
Victor Valley Community College District (Election of 2008); Series 2020 D, GO Bonds	4.00%	08/01/2050	12,850	14,722,790
Victorville (City of), CA (Community Facilities District No. 07-01); Series 2012 A, RB	5.35%	09/01/2042	485	498,838
Vista Unified School District; Series 2019 A, GO Bonds	4.00%	08/01/2044	1,000	1,174,846
West Contra Costa Unified School District;
Series 2005, GO Bonds (INS - NATL)(a)(f)	0.00%	08/01/2025	2,500	2,427,453
Series 2020 E, GO Bonds (INS - AGM)(a)	3.00%	08/01/2045	6,465	6,914,532
West Covina Public Financing Authority; Series 2018 A, Ref. RB	5.00%	05/01/2031	445	541,534
West Hollywood (City of), CA Community Development Department (East Side Redevelopment);
Series 2011 A, RB	7.50%	09/01/2042	1,500	1,500,000
West Patterson Financing Authority (Community Facilities Distrct No. 2015-1);
Series 2015, RB	5.25%	09/01/2035	610	684,809
Series 2015, RB	5.25%	09/01/2045	1,550	1,724,991
West Sacramento (City of), CA; Series 2019, RB	5.00%	09/01/2037	860	1,003,752
West Sacramento (City of), CA (Community Facilities District No. 29); Series 2019, RB	5.00%	09/01/2044	1,065	1,232,624

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                        Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Western Riverside (County of), CA Water & Wastewater Financing Authority (Eastern Municipal Water District Improvement); Series 2009, RB (INS - AGC)(a)	5.63%	09/01/2039	$1,000	$1,004,458
Whittier (City of), CA (Presbyterian Intercommunity Hospital, Inc.); Series 2014, RB	5.00%	06/01/2044	1,500	1,667,462
Woodland (City of), CA Community Facilities District 1; Series 2019, RB	5.00%	09/01/2044	2,155	2,463,196
Woodland (City of), CA Finance Authority;
Series 2011, RB	6.00%	03/01/2036	2,300	2,310,986
Series 2011, RB	6.00%	03/01/2041	1,500	1,506,804
Yosemite Community College District (Election of 2004); Series 2008 C, GO Bonds (INS - AGM)(a)(f)	0.00%	08/01/2024	4,685	4,641,884
Yuba Community College District; Series 2017, Ref. GO Bonds	4.00%	08/01/2047	4,285	4,863,646

				2,256,351,413

Guam–0.83%
A.B. Won Pat International Airport Authority; Series 2013 C, RB (INS - AGM)(a)(i)	6.13%	10/01/2043	2,500	2,753,010
Guam (Territory of);
Series 2011 A, RB(b)	5.13%	01/01/2042	1,500	1,523,938
Series 2021 F, Ref. RB	4.00%	01/01/2042	1,120	1,279,768
Guam (Territory of) Department of Education (John F. Kennedy); Series 2020, Ref. COP	5.00%	02/01/2040	2,750	3,152,976
Guam (Territory of) International Airport Authority;
Series 2013 C, RB (INS - AGM)(a)(i)	6.00%	10/01/2034	1,000	1,099,466
Series 2013 C, RB(i)	6.25%	10/01/2034	1,000	1,088,357
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2023	250	262,532
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2024	320	336,063
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2030	570	596,822
Guam (Territory of) Waterworks Authority;
Series 2014 A, Ref. RB	5.00%	07/01/2035	765	833,671
Series 2020 A, RB	5.00%	01/01/2050	3,460	4,242,186
Port Authority of Guam; Series 2018 A, RB	5.00%	07/01/2048	1,825	2,145,108

				19,313,897

Northern Mariana Islands–0.11%
Northern Mariana Islands (Commonwealth of) Ports Authority;
Series 1998 A, RB(i)	6.25%	03/15/2028	890	883,543
Series 2005 A, RB(i)	5.50%	03/15/2031	1,675	1,614,803

				2,498,346

Puerto Rico–4.28%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	2,095	2,109,730
Series 2002, RB	5.50%	05/15/2039	8,655	8,887,382
Series 2002, RB	5.63%	05/15/2043	730	734,347
Puerto Rico (Commonwealth of);
Series 2006 A, GO Bonds(j)	5.25%	07/01/2030	500	471,875
Series 2009 B, Ref. GO Bonds(j)	6.50%	07/01/2037	3,000	2,872,500
Series 2009 B, Ref. GO Bonds(j)	5.75%	07/01/2038	1,020	942,225
Series 2009 B, Ref. GO Bonds(j)	6.00%	07/01/2039	2,500	2,381,250
Series 2011 C, Ref. GO Bonds (INS - AGM)(a)	6.00%	07/01/2036	80	81,677
Series 2011 C, Ref. GO Bonds(j)	6.50%	07/01/2040	1,000	922,500
Series 2011 E, Ref. GO Bonds(j)	5.38%	07/01/2030	1,450	1,344,875
Series 2012 A, Ref. GO Bonds(j)	5.50%	07/01/2026	5,000	4,475,000
Series 2012 A, Ref. GO Bonds(j)	5.50%	07/01/2027	1,615	1,453,500
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.13%	07/01/2024	1,600	1,755,387
Series 2022 A, Ref. RB(h)	5.00%	07/01/2037	1,500	1,831,260
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2012 A, RB(j)	5.00%	07/01/2042	4,000	3,920,000
Series 2012 A, RB(j)	5.05%	07/01/2042	1,000	980,000
Series 2013 A, RB(j)	6.75%	07/01/2036	7,350	7,395,937
Series 2016 E-2, RB(j)	10.00%	01/01/2022	151	157,568
Series 2016 E-4, RB(j)	10.00%	07/01/2022	151	157,567

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                        Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2007 CC, Ref. RB(j)	5.50%	07/01/2030	$2,500	$2,781,250
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority;
Series 1995 A, RB	5.63%	07/01/2022	325	325,000
Series 2000, RB(i)	6.63%	06/01/2026	6,055	6,266,925
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University System);
Series 2012, Ref. RB	5.13%	04/01/2032	170	172,678
Series 2012, Ref. RB	5.38%	04/01/2042	225	228,937
Puerto Rico (Commonwealth of) Infrastructure Financing Authority (MEPSI Campus); Series 2007 A, RB (Acquired 12/02/2009-05/07/2012; Cost $1,113,995)(j)(k)	6.50%	10/01/2037	1,220	927,200
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2009 P, Ref. RB(j)	6.75%	07/01/2036	5,000	5,437,500
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(f)	0.00%	07/01/2024	191	184,513
Series 2018 A-1, RB(f)	0.00%	07/01/2027	1,524	1,406,853
Series 2018 A-1, RB(f)	0.00%	07/01/2031	1,616	1,310,407
Series 2018 A-1, RB(f)	0.00%	07/01/2033	11,974	9,027,634
Series 2018 A-1, RB	4.50%	07/01/2034	419	463,896
Series 2018 A-1, RB	4.55%	07/01/2040	342	393,547
Series 2018 A-1, RB(f)	0.00%	07/01/2046	8,788	2,936,411
Series 2018 A-1, RB(f)	0.00%	07/01/2051	13,879	3,372,805
Series 2018 A-1, RB	4.75%	07/01/2053	2,510	2,872,449
Series 2018 A-1, RB	5.00%	07/01/2058	11,595	13,425,374
Series 2019 A-2, RB	4.33%	07/01/2040	2,154	2,448,632
Series 2019 A-2, RB	4.54%	07/01/2053	65	73,516
Series 2019 A-2, RB	4.78%	07/01/2058	865	989,898
University of Puerto Rico; Series 2006 P, Ref. RB	5.00%	06/01/2030	2,190	2,151,675

				100,071,680

Virgin Islands–0.22%
Virgin Islands (Government of) Port Authority;
Series 2014 A, Ref. RB(i)	5.00%	09/01/2029	1,645	1,633,027
Series 2014 A, Ref. RB(i)	5.00%	09/01/2033	1,500	1,458,865
Virgin Islands (Government of) Public Finance Authority; Series 2015, RB(h)	5.00%	09/01/2030	1,000	1,143,327
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2012 A, RB	5.00%	10/01/2032	840	833,862

				5,069,081

TOTAL INVESTMENTS IN SECURITIES(m) -102.06% (Cost $2,192,811,564)				2,383,304,417
FLOATING RATE NOTE OBLIGATIONS-(3.57)%
Notes with interest and fee rates ranging from 0.56% to 0.58% at 08/31/2021 and contractual maturities of collateral ranging from 05/15/2033 to 04/01/2056 (See Note 1K)(n)				(83,320,000)

OTHER ASSETS LESS LIABILITIES-1.51%				35,303,765

NET ASSETS-100.00%				$2,335,288,182

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Company
FHLMC	– Federal Home Loan Mortgage Corp.
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                        Invesco California Municipal Fund

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $9,740,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(e)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1K.
(f)	Zero coupon bond issued at a discount.
(g)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(h)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2021 was $123,935,960, which represented 5.31% of the Fund’s Net Assets.

(i)	Security subject to the alternative minimum tax.
(j)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2021 was $40,805,106, which represented 1.75% of the Fund’s Net Assets.

(k)	Restricted security. The aggregate value of these securities at August 31, 2021 was $5,216,861, which represented less than 1% of the Fund’s Net Assets.
(l)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(m)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(n)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2021. At August 31, 2021, the Fund’s investments with a value of $150,622,282 are held by TOB Trusts and serve as collateral for the $83,320,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2021

Revenue Bonds	76.4%
General Obligation Bonds	18.2
Pre-Refunded Bonds	5.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                        Invesco California Municipal Fund

Statement of Assets and Liabilities

August 31, 2021

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $2,192,811,564)	$2,383,304,417
Cash	24,114,149
Receivable for:
Investments sold	1,502,869
Fund shares sold	2,080,893
Interest	23,705,881
Investments matured, at value (Cost $1,914,730)	1,965,540
Investment for trustee deferred compensation and retirement plans	177,271

Other assets	383,360
Total assets	2,437,234,380

Liabilities:

Floating rate note obligations	83,320,000
Payable for:
Investments purchased	13,108,976
Dividends	2,737,030
Fund shares reacquired	1,499,245
Accrued fees to affiliates	946,410
Accrued interest expense	28,588
Accrued trustees’ and officers’ fees and benefits	55,209
Accrued other operating expenses	17,644
Trustee deferred compensation and retirement plans	233,096
Total liabilities	101,946,198
Net assets applicable to shares outstanding	$2,335,288,182

Net assets consist of:

Shares of beneficial interest	$2,397,874,424

Distributable earnings (loss)	(62,586,242)

$2,335,288,182

Net Assets:

Class A	$1,509,938,816

Class C	$160,047,263

Class Y	$664,975,270

Class R6	$326,833

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	162,644,894

Class C	17,326,487

Class Y	71,612,117

Class R6	35,093

Class A:
Net asset value per share	$9.28

Maximum offering price per share
(Net asset value of $9.28 ÷ 95.75%)	$9.69

Class C:
Net asset value and offering price per share	$9.24

Class Y:
Net asset value and offering price per share	$9.29

Class R6:
Net asset value and offering price per share	$9.31

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                        Invesco California Municipal Fund

Statement of Operations

For the six months ended August 31, 2021

(Unaudited)

Investment income:

Interest	$40,870,278

Expenses:

Advisory fees	4,493,987

Administrative services fees	157,591

Custodian fees	11,643

Distribution fees:
Class A	1,838,731

Class C	790,059

Interest, facilities and maintenance fees	692,845

Transfer agent fees - A, C and Y	847,368

Trustees’ and officers’ fees and benefits	32,683

Registration and filing fees	38,513

Reports to shareholders	28,436

Professional services fees	149,039

Other	25,165

Total expenses	9,106,060

Less: Expense offset arrangement(s)	(164)

Net expenses	9,105,896

Net investment income	31,764,382

Realized and unrealized gain from:
Net realized gain from unaffiliated investment securities	3,381,153

Change in net unrealized appreciation of unaffiliated investment securities	46,514,644

Net realized and unrealized gain	49,895,797

Net increase in net assets resulting from operations	$81,660,179

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                        Invesco California Municipal Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2021 and the year ended February 28, 2021

(Unaudited)

	August 31,	February 28,
	2021	2021

Operations:
Net investment income	$ 31,764,382	$ 60,773,011

Net realized gain (loss)	3,381,153	(4,844,558)

Change in net unrealized appreciation (depreciation)	46,514,644	(22,279,131)

Net increase in net assets resulting from operations	81,660,179	33,649,322

Distributions to shareholders from distributable earnings:
Class A	(22,932,277)	(40,437,428)

Class C	(1,841,824)	(4,029,126)

Class Y	(10,227,805)	(16,402,660)

Class R6	(11,684)	(64,883)

Total distributions from distributable earnings	(35,013,590)	(60,934,097)

Share transactions–net:
Class A	34,902,742	394,199,028

Class C	3,164,375	(35,286,425)

Class Y	102,103,190	85,319,405

Class R6	(3,141,995)	2,515,266

Net increase in net assets resulting from share transactions	137,028,312	446,747,274

Net increase in net assets	183,674,901	419,462,499

Net assets:
Beginning of period	2,151,613,281	1,732,150,782

End of period	$2,335,288,182	$2,151,613,281

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                        Invesco California Municipal Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 08/31/21	$9.09	$0.13	$0.20	$0.33	$(0.14)	$9.28	3.68%	$1,509,939	0.82	%(d)	0.82	%(d)	0.76	%(d)	2.79	%(d)	4%
Year ended 02/28/21	9.28	0.28	(0.18)	0.10	(0.29)	9.09	1.11	1,443,969	0.86		0.86		0.76		3.15		28
Seven months ended 02/29/20	8.87	0.17	0.41	0.58	(0.17)	9.28	6.63	1,061,154	0.93	(d)	0.93	(d)	0.76	(d)	3.18	(d)	11
Year ended 07/31/19	8.49	0.37	0.32	0.69	(0.31)	8.87	8.35	960,939	1.13		1.13		0.81		4.36		37
Year ended 07/31/18	8.49	0.36	(0.04)	0.32	(0.32)	8.49	3.95	789,596	1.06		1.06		0.85		4.26		22
Year ended 07/31/17	8.61	0.38	(0.09)	0.29	(0.41)	8.49	3.55	899,847	1.19		1.19		0.95		4.46		30
Year ended 07/31/16	8.21	0.43	0.42	0.85	(0.45)	8.61	10.67	925,807	1.20		1.20		1.06		5.10		15
Class C
Six months ended 08/31/21	9.04	0.09	0.22	0.31	(0.11)	9.24	3.42	160,047	1.57	(d)	1.57	(d)	1.51	(d)	2.04	(d)	4
Year ended 02/28/21	9.23	0.21	(0.18)	0.03	(0.22)	9.04	0.36	153,595	1.61		1.61		1.51		2.40		28
Seven months ended 02/29/20	8.83	0.13	0.40	0.53	(0.13)	9.23	6.08	193,922	1.69	(d)	1.69	(d)	1.52	(d)	2.42	(d)	11
Year ended 07/31/19	8.45	0.31	0.32	0.63	(0.25)	8.83	7.58	178,207	1.89		1.89		1.57		3.60		37
Year ended 07/31/18	8.45	0.29	(0.03)	0.26	(0.26)	8.45	3.18	206,268	1.82		1.82		1.61		3.50		22
Year ended 07/31/17	8.57	0.31	(0.08)	0.23	(0.35)	8.45	2.67	235,727	1.95		1.95		1.71		3.72		30
Year ended 07/31/16	8.18	0.36	0.42	0.78	(0.39)	8.57	9.89	259,836	1.95		1.95		1.81		4.35		15
Class Y
Six months ended 08/31/21	9.09	0.14	0.21	0.35	(0.15)	9.29	3.92	664,975	0.57	(d)	0.57	(d)	0.51	(d)	3.04	(d)	4
Year ended 02/28/21	9.28	0.31	(0.19)	0.12	(0.31)	9.09	1.36	550,591	0.61		0.61		0.51		3.40		28
Seven months ended 02/29/20	8.87	0.18	0.41	0.59	(0.18)	9.28	6.78	476,142	0.69	(d)	0.69	(d)	0.52	(d)	3.42	(d)	11
Year ended 07/31/19	8.49	0.40	0.31	0.71	(0.33)	8.87	8.61	397	0.88		0.88		0.56		4.60		37
Year ended 07/31/18	8.49	0.38	(0.04)	0.34	(0.34)	8.49	4.20	227,535	0.82		0.82		0.61		4.50		22
Year ended 07/31/17	8.61	0.39	(0.08)	0.31	(0.43)	8.49	3.80	235,031	0.94		0.94		0.70		4.63		30
Year ended 07/31/16	8.21	0.45	0.42	0.87	(0.47)	8.61	10.93	173,862	0.95		0.95		0.81		5.33		15
Class R6
Six months ended 08/31/21	9.10	0.16	0.21	0.37	(0.16)	9.31	4.05	327	0.31	(d)	0.31	(d)	0.25	(d)	3.30	(d)	4
Year ended 02/28/21	9.29	0.31	(0.19)	0.12	(0.31)	9.10	1.38	3,457	0.58		0.58		0.48		3.43		28
Seven months ended 02/29/20	8.88	0.18	0.42	0.60	(0.19)	9.29	6.83	933	0.71	(d)	0.71	(d)	0.54	(d)	3.40	(d)	11
Period ended 07/31/19(e)	8.80	0.08	0.06	0.14	(0.06)	8.88	1.62	10	0.84	(d)	0.84	(d)	0.52	(d)	4.64	(d)	37

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended February 28, 2021, the portfolio turnover calculation excludes the value of securities purchased of $367,457,266 in connection with the acquisition of Invesco California Tax-Free Income Fund into the Fund.

(d)	Annualized.
(e)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                        Invesco California Municipal Fund

Notes to Financial Statements

August 31, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco California Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

    The Fund’s investment objective is to provide investors with a high level of current income exempt from federal income tax, consistent with preservation of capital.

    The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

    Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

    A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

    Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

    The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

    Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

    The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

    Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

    The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are

28                        Invesco California Municipal Fund

generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

    The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

    In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

    The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Interest, Facilities and Maintenance Fees - Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.

H.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Purchased on a When-Issued and Delayed Delivery Basis - The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

K.

Floating Rate Note Obligations - The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

    The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

    The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

    Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase

29                        Invesco California Municipal Fund

tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

    Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

    There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

    TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

L.

Other Risks - The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

    The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

    The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

M.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

    The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate
First $500 million	0.480%
Next $250 million	0.455%
Next $250 million	0.425%
Next $500 million	0.380%
Next $500 million	0.370%
Next $500 million	0.355%
Next $1.5 billion	0.350%
Over $4 billion	0.330%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

    For the six months ended August 31, 2021, the effective advisory fee rate incurred by the Fund was 0.40%.

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

    Effective June 1, 2021 through at least June 30, 2022, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to June 1, 2021, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 0.96%, 1.71%, 0.70% and 0.60%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2021, expenses incurred under the agreement are shown in the

30                        Invesco California Municipal Fund

Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

    The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

    Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2021, IDI advised the Fund that IDI retained $68,733 in front-end sales commissions from the sale of Class A shares and $0 and $7,019 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of August 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$2,383,304,417	$–	$2,383,304,417

Other Investments - Assets

Investments Matured	–	1,965,540	–	1,965,540

Total Investments	$–	$ 2,385,269,957	$–	$ 2,385,269,957

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $164.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances and Borrowings

The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Funds in a committed secured borrowing facility that permits borrowings up to $1.0 billion, collectively by certain Funds, and which will expire on February 24, 2022. The revolving credit and security agreement is secured by the assets of the Fund. At August 31, 2021, the Fund had no borrowings outstanding under this agreement.

31                        Invesco California Municipal Fund

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

    Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2021 were $83,185,000 and 0.48%, respectively.

    The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of February 28, 2021, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$52,001,902	$214,831,140	$266,833,042

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2021 was $209,254,753 and $79,043,157, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$204,758,709

Aggregate unrealized (depreciation) of investments	(17,075,211)

Net unrealized appreciation of investments	$187,683,498

Cost of investments for tax purposes is $2,197,586,459.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended August 31, 2021(a)		Year ended February 28, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	12,852,136	$118,708,127	29,684,400	$268,388,992

Class C	2,042,695	18,810,440	4,306,222	38,754,973

Class Y	18,013,617	166,564,911	31,496,202	282,230,690

Class R6	-	-	256,233	2,343,915

Issued as reinvestment of dividends:
Class A	1,343,492	12,429,289	2,459,878	22,101,239

Class C	119,639	1,101,293	267,845	2,379,349

Class Y	566,880	5,247,408	983,775	8,824,867

Class R6	111	1,026	5,374	48,449

Automatic conversion of Class C shares to Class A shares:
Class A	492,827	4,554,877	3,795,832	34,484,606

Class C	(495,274)	(4,554,877)	(3,814,713)	(34,484,606)

Issued in connection with acquisitions:(b)
Class A	-	-	40,236,928	349,996,685

Class Y	-	-	5,414,342	47,110,781

Class R6	-	-	208,402	1,815,163

32                        Invesco California Municipal Fund

	Summary of Share Activity

	Six months ended August 31, 2021(a)		Year ended February 28, 2021
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(10,946,469)	$(100,789,551)	(31,664,365)	$(280,772,494)

Class C	(1,327,494)	(12,192,481)	(4,775,842)	(41,936,141)

Class Y	(7,546,318)	(69,709,129)	(28,627,744)	(252,846,933)

Class R6	(344,984)	(3,143,021)	(190,483)	(1,692,261)

Net increase in share activity	14,770,858	$137,028,312	50,042,286	$446,747,274

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)

After the close of business on May 15, 2020, the Fund acquired all the net assets of Invesco California Tax Free Income Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Board of Trustees of the Fund on February 14, 2020. The reorganization was executed in order to reduce overlap and increase efficiencies in the Adviser’s product line. The acquisition was accomplished by a tax-free exchange of 45,859,672 shares of the Fund for 33,867,426 shares outstanding of the Target Fund as of the close of business on May 15, 2020. Shares of the Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, May 15, 2020. The Target Fund’s net assets as of the close of business on May 15, 2020 of $398,922,629, including $25,097,572 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $1,459,382,623 and $1,858,305,252 immediately after the acquisition.

    The pro forma results of operations for the year ended February 28, 2021 assuming the reorganization had been completed on March 1, 2020, the beginning of the annual reporting period are as follows:

Net investment income	$63,386,976

Net realized/unrealized gains	(52,317,319)

Change in net assets resulting from operations	$11,069,657

    As the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund’s Statement of Operations since May 16, 2020.

33                        Invesco California Municipal Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2021 through August 31, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)[1]	Expenses Paid During Period[2,3]	Ending Account Value (08/31/21)	Expenses Paid During Period[2,4]	Annualized Expense Ratio[2]
Class A	$1,000.00	$1,036.80	$4.21	$1,021.07	$4.18	0.82%
Class C	1,000.00	1,034.20	8.05	1,017.29	7.98	1.57
Class Y	1,000.00	1,039.20	2.93	1,022.33	2.91	0.57
Class R6	1,000.00	1,040.50	1.59	1,023.64	1.58	0.31

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2021 through August 31, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year. Effective June 1, 2021, the Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expense of Class A, Class C, Class Y, and Class R6 shares to 1.50%, 2.25%, 1.25%, and 1.25% of the Fund’s average daily net assets, respectively. The annualized expense ratios, restated as if these agreements had been in effect throughout the entire most recent fiscal half year, are 0.82%, 1.57%, 0.57%, and 0.52% for class A, Class C, Class Y, and Class R6.

[3]

The actual expenses paid, restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year, are $4.21, $8.05, $2.93 and $2.65 for Class A, Class C, Class Y, and R6, respectively.

[4]

The hypothetical expenses paid, restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year, are $4.18, $7.99, $2.91 and $2.63 for Class A, Class C, Class Y, and R6, respectively.

34                        Invesco California Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco California Municipal Fund’s (formerly, Invesco Oppenheimer Rochester® California Municipal Fund) (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the

Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Bloomberg Barclays Municipal Bond Index (Index). The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

35                        Invesco California Municipal Fund

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the Fund’s contractual management fee schedule was reduced at certain breakpoint levels effective May 2020. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses. The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

36                        Invesco California Municipal Fund

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-07890 and 033-66242	Invesco Distributors, Inc.	O-ROCAM-SAR-1

Semiannual Report to Shareholders	August 31, 2021

Invesco Environmental Focus Municipal Fund

Nasdaq:
A: OPAMX ∎ C: OPCMX ∎ Y: OPYMX ∎ R6: IOMUX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
11	Financial Statements
14	Financial Highlights
15	Notes to Financial Statements
21	Fund Expenses
22	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/21 to 8/31/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.75%
Class C Shares	3.39
Class Y Shares	3.88
Class R6 Shares	3.93
Bloomberg Municipal Bond Index▼	2.51
S&P Municipal Bond 5+ Year Investment Grade Index▼	2.99
S&P Municipal Bond Index▼	2.50
U.S. Consumer Price Index∎	4.01
Lipper General Municipal Debt Funds Index◆	3.39

Source(s): ▼RIMES Technologies Corp.; ∎Bloomberg LP; ◆Lipper Inc.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

The U.S. Consumer Price Index is a measure of change in consumer prices as determined by the US Bureau of Labor Statistics.

The Bloomberg Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.

The S&P Municipal Bond 5+ Year Investment Grade Index seeks to measure the performance of investment-grade US municipal bonds with maturities equal to or greater than five years.

The Lipper General Municipal Debt Funds Index is an unmanaged index considered representative of general municipal debt funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their in-sights about market and economic news and trends.

2                     Invesco Environmental Focus Municipal Fund

Average Annual Total Returns
As of 8/31/21, including maximum applicable sales charges

Class A Shares
Inception (11/7/06)	4.15%
10 Years	4.80
5 Years	3.33
1 Year	1.07

Class C Shares
Inception (11/7/06)	4.02%
10 Years	4.64
5 Years	3.56
1 Year	3.93

Class Y Shares
Inception (7/29/11)	5.50%
10 Years	5.38
5 Years	4.41
1 Year	5.82

Class R6 Shares
10 Years	5.34%
5 Years	4.40
1 Year	6.00

Effective May 24, 2019, Class A, Class C and Class Y shares of the Oppenheimer Municipal Fund, (the predecessor fund), were reorganized into Class A, Class C and Class Y shares, respectively, of the Invesco Oppenheimer Municipal Fund. The Fund was subsequently renamed the Invesco Environmental Focus Municipal Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C and Class Y shares are those for Class A, Class C and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R6 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                     Invesco Environmental Focus Municipal Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid

Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4                     Invesco Environmental Focus Municipal Fund

Schedule of Investments

August 31, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–100.40%
Arizona–2.45%
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project); Series 2018 A, RB(a)	5.25%	12/15/2038	$100	$114,816
Arizona State University (Green Bonds); Series 2016 B, RB	5.00%	07/01/2047	1,360	1,616,765
Festival Ranch Community Facilities District;
Series 2019, GO Bonds (INS - AGM)(b)	4.00%	07/15/2034	300	342,255
Series 2019, Ref. GO Bonds (INS - AGM)(b)	4.00%	07/15/2034	350	399,297
Maricopa (County of), AZ Industrial Development Authority (Benjamin Franklin Charter School); Series 2018, RB(a)	6.00%	07/01/2052	1,000	1,203,852
				3,676,985

California–10.93%
California (State of);
Series 2015 C, Ref. GO Bonds	5.00%	09/01/2028	1,565	1,851,350
Series 2019, Ref. GO Bonds	5.00%	11/01/2037	1,500	1,910,432
Series 2021, GO Bonds	5.00%	12/01/2032	1,000	1,204,012
Series 2021, GO Bonds	5.00%	12/01/2034	1,000	1,201,933
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds);
Series 2019, RB	5.00%	08/01/2044	1,000	1,258,087
Series 2019, RB	5.00%	08/01/2049	1,500	1,876,209
California (State of) Public Finance Authority (Enso Village); Series 2021, RB(a)	3.13%	05/15/2029	510	519,748
California (State of) Public Finance Authority (Enso Village) (Green Bonds); Series 2021, RB(a)	5.00%	11/15/2046	1,250	1,460,095
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds); Series 2020 A, RB	4.00%	12/01/2043	1,200	1,432,340
Sacramento (City of), CA Municipal Utility District (Green Bonds); Series 2020 H, RB	4.00%	08/15/2045	1,000	1,197,694
Southern California Public Power Authority (Tieton Hydropower); Series 2020 A, Ref. RB	4.00%	07/01/2039	1,000	1,198,201
Transbay Joint Powers Authority (Green Bonds); Series 2020 A, RB	5.00%	10/01/2049	1,000	1,255,028
				16,365,129

Colorado–1.57%
Aurora (City of), CO (Green Bonds); Series 2016, Ref. RB(c)(d)	5.00%	08/01/2026	250	304,947
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2020 A, Ref. RB	4.00%	07/15/2035	1,250	1,510,472
Hunting Hill Metropolitan District; Series 2018, Ref. GO Bonds	5.63%	12/01/2048	500	539,655
				2,355,074

Connecticut–0.81%
Connecticut (State of); Series 2020 A, GO Bonds	4.00%	01/15/2038	1,000	1,199,311
South Central Connecticut Regional Water Authority; Series 2008, RB (INS - AGM)(b)	4.50%	08/01/2038	15	15,047
				1,214,358

Florida–0.81%
Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(a)(e)	7.38%	01/01/2049	1,000	1,099,521
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts); Series 2018 A, RB(a)	5.75%	07/15/2053	100	112,589
				1,212,110

Georgia–2.92%
Atlanta (City of), GA (Beltline); Series 2016 A, Ref. RB	5.00%	01/01/2026	1,275	1,279,905
Floyd (County of), GA Development Authority (The Spires at Berry College);
Series 2018 A, RB	5.75%	12/01/2033	100	100,695
Series 2018 A, RB	6.00%	12/01/2038	115	116,099
Series 2018 A, RB	6.25%	12/01/2048	285	287,542
Series 2018 A, RB	6.50%	12/01/2053	165	167,430
Houston (County of), GA Hospital Authority (Houston Hospitals, Inc.); Series 2016 A, Ref. RB(c)(d)	5.00%	04/01/2024	1,780	1,992,441

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                     Invesco Environmental Focus Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens);
Series 2018 A-1, RB	6.38%	12/01/2053	$250	$256,596
Series 2018 A-2, RB(d)	5.50%	12/01/2028	175	176,454
				4,377,162

Illinois–5.09%
Chicago (City of), IL; Series 2017, Ref. RB (INS - AGM)(b)	5.00%	11/01/2032	2,050	2,544,300
Chicago (City of), IL Park District; Series 2020 A, Ref. GO Bonds (INS - BAM)(b)	4.00%	01/01/2037	2,250	2,662,207
Chicago (City of), IL Transit Authority; Series 2020 A, Ref. RB	5.00%	12/01/2045	1,000	1,246,039
Chicago Park District; Series 2020 C, GO Bonds (INS - BAM)(b)	4.00%	01/01/2040	1,000	1,174,979
				7,627,525

Iowa–1.36%
Clear Lake (City of), IA (Timbercrest Apartments, LLC); Series 2018, RB	6.00%	10/01/2048	100	108,583
Iowa (State of) Finance Authority (Green Bonds); Series 2020 A, RB	5.00%	08/01/2049	1,500	1,926,180
				2,034,763

Kansas–0.73%
Wichita (City of), KS (Presbyterian Manors, Inc.); Series 2019, Ref. RB	5.00%	05/15/2050	1,000	1,092,249

Louisiana–2.26%
New Orleans (City of), LA;
Series 2020 B, RB	5.00%	06/01/2045	1,500	1,886,982
Series 2020 B, RB	4.00%	06/01/2050	1,300	1,493,898
				3,380,880

Maryland–4.12%
Baltimore (City of), MD (Water); Series 2019 A, RB	4.00%	07/01/2044	1,080	1,273,045
Maryland (State of) Stadium Authority (Baltimore (City of), MD Public Schools) (Green Bonds); Series 2020, RB (CEP - Colorado Higher Education Intercept Program)	5.00%	05/01/2047	1,000	1,457,476
Maryland Economic Development Corp. (Purple Line Light Rail);
Series 2016, RB(e)	5.00%	03/31/2024	1,000	1,011,596
Series 2016, RB(e)	5.00%	03/31/2025	1,000	1,011,596
Montgomery (County of), MD Housing Opportunities Commission; Series 2021 A, RB (CEP - Federal Housing Administration)	2.10%	07/01/2052	1,500	1,421,704
				6,175,417

Massachusetts–3.03%
Massachusetts (Commonwealth of);
Series 2018 E, GO Bonds	5.00%	09/01/2037	1,000	1,266,723
Series 2020, GO Bonds	5.00%	07/01/2045	1,000	1,283,780
Massachusetts (Commonwealth of) Development Finance Agency; Series 2007, RB	4.50%	09/01/2036	5	5,018
Massachusetts (State of) Housing Finance Agency; Series 2020 D-1, RB	2.65%	12/01/2055	2,000	1,981,940
				4,537,461

Michigan–1.48%
Great Lakes Water Authority; Series 2020 A, RB	5.00%	07/01/2045	1,750	2,223,455

Minnesota–9.21%
Anoka (County of), MN Housing & Redevelopment Authority (Woodland Park Apartments); Series 2011 A, RB	5.00%	04/01/2027	1,000	1,003,108
Brooklyn Park (City of), MN (Athlos Leadership Academy); Series 2015, RB	5.50%	07/01/2035	650	704,928
Buffalo (City of), MN (Central MN Senior Housing);
Series 2006 A, Ref. RB	5.38%	09/01/2026	275	275,178
Series 2006 A, Ref. RB	5.50%	09/01/2033	10	10,006
Chisago (City of), MN (CDL Homes LLC); Series 2013 B, RB	6.00%	08/01/2043	1,000	1,049,646
Cokato (City of), MN (Cokato Charitable Trust); Series 2006 A, Ref. RB	5.25%	12/01/2026	175	175,096
Dakota (County of), MN Community Development Agency (Ebenezer Ridges Assisted Living); Series 2013 A, RB	5.75%	11/01/2033	750	766,144
Dakota (County of), MN Community Development Agency (Sanctuary at Est St. Paul); Series 2015, RB	6.00%	08/01/2035	2,300	1,867,421
Hayward (City of), MN (St. John’s Lutheran Home of Albert Lea); Series 2014, Ref. RB	5.38%	10/01/2044	500	504,560

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                     Invesco Environmental Focus Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Minnesota–(continued)
International Falls (City of), MN; Series 1999, Ref. RB(e)	6.85%	12/01/2029	$115	$115,179
Little Canada (City of), MN (PHS/Mayfield LLC); Series 2010, Ref. RB	6.00%	12/01/2030	250	250,186
Maplewood (City of), MN (VOA Care Centers); Series 2005 A, Ref. RB	5.38%	10/01/2024	355	355,180
Minneapolis & St. Paul (Cities of), MN Housing Finance Board;
Series 2006 A-2, RB (CEP - GNMA)(e)	5.00%	12/01/2038	64	64
Series 2007 A-2, RB (CEP - GNMA)(e)	5.52%	03/01/2041	5	5,011
Minnesota (State of) Higher Education Facilities Authority; Series 2017, Ref. RB	5.00%	10/01/2040	500	554,876
Minnesota (State of) Housing Finance Agency; Series 2013 B-1, RB	5.30%	08/01/2044	1,050	1,111,358
Ramsey (City of), MN (Pact Charter School); Series 2013 A, Ref. RB	5.50%	12/01/2033	1,000	1,009,671
St. Louis (City of), MN Park Economic Development Authority (Hoigaard Village); Series 2010, RB	5.00%	02/01/2023	100	100,164
St. Paul (City of), MN Housing & Redevelopment Authority; Series 2004, RB	6.25%	03/01/2029	261	261,009
St. Paul (City of), MN Housing & Redevelopment Authority (Nova Classical Academy); Series 2011 A, RB(c)(d)	6.38%	09/01/2021	375	375,000
St. Paul (City of), MN Housing & Redevelopment Authority (University Westgate Station); Series 2015 B, RB	5.25%	04/01/2043	500	508,849
St. Paul (City of), MN Port Authority; Series 2007 1, RB	5.00%	08/01/2036	1,375	1,376,835
Stillwater (City of), MN (Orleans Homes);
Series 2007, RB(e)	5.38%	02/01/2032	900	901,224
Series 2007, RB(e)	5.50%	02/01/2042	510	510,543
				13,791,236

Missouri–1.10%
Boone (County of), MO (Boone Hospital Center); Series 2016, Ref. RB	5.00%	08/01/2031	900	1,042,417
Missouri (State of) Health & Educational Facilities Authority (Maryville University St. Louis); Series 2019 A, RB	5.00%	06/15/2045	500	599,382
				1,641,799

New Hampshire–0.72%
New Hampshire (State of) Business Finance Authority (Covanta Green Bonds); Series 2020 B, Ref. RB(a)(d)(e)	3.75%	07/02/2040	1,000	1,076,853

New Jersey–5.55%
New Jersey (State of); Series 2020 A, GO Bonds	4.00%	06/01/2031	1,000	1,250,070
New Jersey (State of) Economic Development Authority;
Series 2018 A, RB(a)	6.50%	11/01/2052	100	120,759
Series 2020 D, Ref. RB(d)(e)	1.10%	12/01/2027	2,135	2,133,886
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	87	109,773
New Jersey (State of) Economic Development Authority (Transit Transportation); Series 2020, RB	4.00%	11/01/2039	1,000	1,160,965
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds);
Series 2020 A, RB	5.00%	07/01/2045	1,000	1,244,556
Series 2020 A, RB	4.00%	07/01/2050	2,000	2,300,895
				8,320,904

New York–16.80%
Metropolitan Transportation Authority; Series 2014 B, RB	5.00%	11/15/2044	2,000	2,195,308
Metropolitan Transportation Authority (Green Bonds);
Series 2017 B, Ref. RB	5.00%	11/15/2025	1,110	1,315,446
Series 2020 C-1, RB	5.00%	11/15/2050	1,000	1,223,299
New York (City of), NY;
Series 2015 F-4, GO Bonds(d)	5.00%	12/01/2025	1,500	1,750,540
Series 2021 F-1, GO Bonds	5.00%	03/01/2050	3,000	3,806,931
New York (State of) Housing Finance Agency (Climate Bond Certified/Sustainability Bonds); Series 2019 P, RB	3.05%	11/01/2049	1,000	1,042,203
New York City Housing Development Corp.;
Series 2020 A-1-C, RB	2.80%	11/01/2045	1,000	1,028,904
Series 2020 C, RB	2.75%	02/01/2051	2,000	2,047,203
New York City Housing Development Corp. (Sustainable Neighborhoods); Series 2019 G-1-B, Ref. RB	3.00%	11/01/2044	1,000	1,048,057
New York Liberty Development Corp. (Green Bonds);
Series 2021 A, Ref. RB	2.75%	11/15/2041	1,000	1,019,549
Series 2021 A, Ref. RB	3.00%	11/15/2051	1,000	1,034,577

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                     Invesco Environmental Focus Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Power Authority (Green Bonds); Series 2020 A, Ref. RB	4.00%	11/15/2050	$1,000	$1,179,785
New York State Environmental Facilities Corp. (Casella Waste Systems, Inc.); Series 2020, RB(d)(e)	2.75%	09/02/2025	2,000	2,118,028
New York State Urban Development Corp.; Series 2020 A, RB	4.00%	03/15/2049	1,525	1,785,394
Triborough Bridge & Tunnel Authority; Series 2020-XL0169, Revenue Ctfs.(f)	5.00%	05/15/2051	2,000	2,573,467
				25,168,691

North Carolina–0.01%
Nash Health Care Systems; Series 2003, RB (INS - AGM)(b)	5.00%	11/01/2030	10	10,035

Ohio–2.83%
American Municipal Power, Inc. (Green Bonds, Solar Electricity); Series 2020 A, RB	4.00%	02/15/2044	2,215	2,554,194
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB(c)(d)	8.00%	07/01/2022	480	509,963
Ohio (State of) Higher Educational Facility Commission (University Findlay); Series 2019, Ref. RB	5.00%	03/01/2039	1,000	1,174,428
				4,238,585

Oregon–0.75%
Multnomah (County of), OR (Hospital Facilities Authority Terwilliger Plaza, Inc.); Series 2021, Ref. RB	4.00%	12/01/2051	1,000	1,124,606

Pennsylvania–6.32%
Allegheny (County of), PA; Series 2020 C-78, GO Bonds	4.00%	11/01/2049	1,000	1,190,513
Chester (County of), PA Industrial Development Authority (Longwood Gardens); Series 2019, RB	5.00%	12/01/2044	1,750	2,197,032
Series 2019, RB	4.00%	12/01/2049	1,500	1,749,227
Dallas Area Municipal Authority (Misericordia University);
Series 2019, Ref. RB	5.00%	05/01/2039	145	171,689
Series 2019, Ref. RB	5.00%	05/01/2048	560	652,965
Philadelphia (City of), PA Authority for Industrial Development (La Salle University); Series 2017, Ref. RB	5.00%	05/01/2036	1,000	1,118,313
Pittsburgh (City of), PA Water & Sewer Authority; Series 2020 B, RB (INS - AGM)(b)	4.00%	09/01/2050	1,250	1,481,778
State Public School Building Authority (School District of Philidelphia (The)); Series 2016 A, Ref. RB (INS - AGM)(b)	5.00%	06/01/2031	750	912,733
				9,474,250

Rhode Island–2.00%
Rhode Island Housing and Mortgage Finance Corp.;
Series 2021 B, RB	2.15%	10/01/2040	2,000	2,000,840
Series 2021, RB(d)	0.45%	10/01/2023	1,000	1,000,707
				3,001,547

South Carolina–1.09%
South Carolina (State of) Jobs-Economic Development Authority (Green Charter Schools); Series 2021, Ref. RB(a)	4.00%	06/01/2056	1,530	1,626,598

Tennessee–2.46%
Memphis (City of), TN; Series 2020 A, RB	4.00%	12/01/2050	1,000	1,194,855
Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(a)	5.13%	06/01/2036	100	115,597
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center); Series 2016 A, RB	5.00%	07/01/2046	2,000	2,369,535
				3,679,987

Texas–3.84%
Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.75%	08/15/2043	100	118,240
Austin (City of), TX; Series 2020 C, Ref. RB	5.00%	11/15/2050	1,000	1,290,606
Austin Community College District Public Facility Corp. (Highland Campus Building 3000); Series 2018, RB	5.00%	08/01/2042	2,000	2,403,759
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	6.13%	08/15/2048	500	581,939
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. RB	5.00%	05/15/2045	1,250	1,353,481
				5,748,025

Virginia–2.29%
Charles City (County of), VA Economic Development Authority (Wate Management, Inc.); Series 2004 A, RB	2.88%	02/01/2029	2,000	2,239,520

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                     Invesco Environmental Focus Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Farmville (Town of), VA Industrial Development Authority (Longwood University Student Housing); Series 2018 A, Ref. RB	5.00%	01/01/2055	$1,000	$ 1,190,793
				3,430,313

Washington-3.81%
Washington (State of) Economic Development Finance Authority (Green Bonds); Series 2020 A, RB(a)(e)	5.63%	12/01/2040	2,000	2,457,410
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center); Series 2017, Ref. RB	5.00%	08/15/2035	2,745	3,245,785
				5,703,195

Wisconsin-4.06%
Public Finance Authority (Beyond Boone LLC - Appalachian State University); Series 2019 A, RB (INS - AGM)(b)	5.00%	07/01/2035	500	615,554
Public Finance Authority (The Evergreens Obligated Group); Series 2019 A, Ref. RB	5.00%	11/15/2044	1,000	1,177,296
Somers (Village of), WI; Series 2018 B, Ref. RB	4.85%	06/01/2036	1,235	1,341,023
Wisconsin (State of) Public Finance Authority;
Series 2018, RB (INS - AGM)(b)	5.00%	07/01/2058	2,100	2,506,156
Series 2019 A, RB(a)	5.38%	06/01/2044	100	103,205
Series 2019 A, RB(a)	5.50%	06/01/2054	100	103,067
Series 2019 A, RB (INS - AGM)(b)	5.00%	07/01/2058	100	119,765
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy); Series 2019, RB(a)	5.00%	06/15/2039	100	110,258
				6,076,324
TOTAL INVESTMENTS IN SECURITIES(g)-100.40% (Cost $143,303,050)				150,385,516
FLOATING RATE NOTE OBLIGATIONS-(1.00)% Note with an interest and fee rate of 0.56% at 08/31/2021 and a contractual maturity of collateral of 05/15/2051 (See Note 1K)(h)				(1,500,000)
OTHER ASSETS LESS LIABILITIES-0.60%				898,415
NET ASSETS-100.00%				$149,783,931

Investment Abbreviations:

AGM	- Assured Guaranty Municipal Corp.
BAM	- Build America Mutual Assurance Co.
CEP	- Credit Enhancement Provider
Ctfs.	- Certificates
GNMA	- Government National Mortgage Association
GO	- General Obligation
INS	- Insurer
RB	- Revenue Bonds
Ref.	- Refunding

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2021 was $10,224,368, which represented 6.83% of the Fund’s Net Assets.

(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Security subject to the alternative minimum tax.
(f)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1K.
(g)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	5.95%

(h)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2021. At August 31, 2021, the Fund’s investments with a value of $2,573,467 are held by TOB Trusts and serve as collateral for the $1,500,000 in the floating rate note obligations outstanding at that date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                     Invesco Environmental Focus Municipal Fund

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2021

Revenue Bonds	82.6%

General Obligation Bonds	15.3

Pre-Refunded Bonds	2.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                     Invesco Environmental Focus Municipal Fund

Statement of Assets and Liabilities

August 31, 2021

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $143,303,050)	$150,385,516

Cash	2,571,813

Receivable for:
Investments sold	133,017

Fund shares sold	107,423

Interest	1,412,314

Investment for trustee deferred compensation and retirement plans	11,675

Other assets	64,594

Total assets	154,686,352

Liabilities:
Floating rate note obligations	1,500,000

Payable for:
Investments purchased	3,123,920

Dividends	100,887

Fund shares reacquired	44,923

Accrued fees to affiliates	57,996

Accrued interest expense	1,535

Accrued trustees’ and officers’ fees and benefits	1,570

Accrued other operating expenses	59,915

Trustee deferred compensation and retirement plans	11,675

Total liabilities	4,902,421

Net assets applicable to shares outstanding	$149,783,931

Net assets consist of:
Shares of beneficial interest	$137,503,143

Distributable earnings	12,280,788

$149,783,931

Net Assets:
Class A	$92,188,766

Class C	$12,376,867

Class Y	$45,207,820

Class R6	$10,478

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	6,620,397

Class C	889,627

Class Y	3,247,255

Class R6	752

Class A:
Net asset value per share	$13.92

Maximum offering price per share (Net asset value of $13.92 ÷ 95.75%)	$14.54

Class C:
Net asset value and offering price per share	$13.91

Class Y:
Net asset value and offering price per share	$13.92

Class R6:
Net asset value and offering price per share	$13.93

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                     Invesco Environmental Focus Municipal Fund

Statement of Operations

For the six months ended August 31, 2021

(Unaudited)

Investment income:
Interest	$2,072,502

Expenses:
Advisory fees	287,050

Administrative services fees	10,338

Custodian fees	351

Distribution fees:

Class A	112,161

Class C	66,498

Interest, facilities and maintenance fees	33,662

Transfer agent fees - A, C and Y	69,433

Transfer agent fees - R6	4

Trustees’ and officers’ fees and benefits	12,173

Registration and filing fees	34,621

Reports to shareholders	14,115

Professional services fees	39,634

Other	5,230

Total expenses	685,270

Less: Fees waived and/or expenses reimbursed	(147,849)

Net expenses	537,421

Net investment income	1,535,081

Realized and unrealized gain from:
Net realized gain from unaffiliated investment securities	710,479

Change in net unrealized appreciation of unaffiliated investment securities	3,186,105

Net realized and unrealized gain	3,896,584

Net increase in net assets resulting from operations	$5,431,665

.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                     Invesco Environmental Focus Municipal Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2021 and the year ended February 28, 2021

(Unaudited)

	August 31,	February 28,
	2021	2021

Operations:
Net investment income	$1,535,081	$3,830,838

Net realized gain	710,479	5,004,005

Change in net unrealized appreciation (depreciation)	3,186,105	(9,139,527)

Net increase (decrease) in net assets resulting from operations	5,431,665	(304,684)

Distributions to shareholders from distributable earnings:
Class A	(955,693)	(2,166,103)
Class C	(104,573)	(471,112)
Class Y	(531,424)	(1,225,047)
Class R6	(129)	(308)

Total distributions from distributable earnings	(1,591,819)	(3,862,570)

Share transactions-net:
Class A	666,727	10,197,641
Class C	(1,954,739)	(11,860,168)
Class Y	1,236,454	(2,370,603)

Net increase (decrease) in net assets resulting from share transactions	(51,558)	(4,033,130)

Net increase (decrease) in net assets	3,788,288	(8,200,384)

Net assets:
Beginning of period	145,995,643	154,196,027

End of period	$149,783,931	$145,995,643

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                     Invesco Environmental Focus Municipal Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 08/31/21	$13.56	$0.14	$0.37	$0.51	$(0.15)	$13.92	3.75%	$92,189	0.74	%(d)	0.92	%(d)	0.70	%(d)	2.05	%(d)	17%
Year ended 02/28/21	13.87	0.36	(0.30)	0.06	(0.37)	13.56	0.46	89,194	0.75		0.95		0.70		2.69		63
Eleven months ended 02/29/20	13.09	0.33	0.88	1.21	(0.43)	13.87	9.36	81,165	0.86	(d)	0.92	(d)	0.76	(d)	2.65	(d)	14
Year ended 03/31/19	12.68	0.48	0.40	0.88	(0.47)	13.09	7.12	54,800	0.99		1.19		0.95		3.76		79
Year ended 03/31/18	12.71	0.45	(0.01)	0.44	(0.47)	12.68	3.49	60,899	0.98		1.13		0.95		3.49		9
Year ended 03/31/17	13.12	0.49	(0.43)	0.06	(0.47)	12.71	0.37	73,607	0.96		1.16		1.00		3.73		12
Year ended 03/31/16	13.16	0.44	0.01	0.45	(0.49)	13.12	3.51	84,636	0.97		1.26		1.09		3.40		14
Class C
Six months ended 08/31/21	13.56	0.10	0.36	0.46	(0.11)	13.91	3.39	12,377	1.35	(d)	1.67	(d)	1.31	(d)	1.44	(d)	17
Year ended 02/28/21	13.86	0.28	(0.29)	(0.01)	(0.29)	13.56	(0.01)	13,982	1.30		1.70		1.25		2.14		63
Eleven months ended 02/29/20	13.08	0.26	0.87	1.13	(0.35)	13.86	8.77	26,381	1.62	(d)	1.68	(d)	1.31	(d)	2.10	(d)	14
Year ended 03/31/19	12.66	0.39	0.41	0.80	(0.38)	13.08	6.47	25,961	1.75		1.95		1.62		3.10		79
Year ended 03/31/18	12.70	0.35	(0.02)	0.33	(0.37)	12.66	2.65	29,457	1.73		1.88		1.70		2.73		9
Year ended 03/31/17	13.11	0.39	(0.43)	(0.04)	(0.37)	12.70	(0.38)	33,510	1.73		1.93		1.75		2.99		12
Year ended 03/31/16	13.14	0.35	0.01	0.36	(0.39)	13.11	2.83	37,744	1.72		2.01		1.84		2.65		14
Class Y
Six months ended 08/31/21	13.56	0.16	0.36	0.52	(0.16)	13.92	3.88	45,208	0.49	(d)	0.67	(d)	0.45	(d)	2.30	(d)	17
Year ended 02/28/21	13.86	0.39	(0.29)	0.10	(0.40)	13.56	0.78	42,810	0.50		0.70		0.45		2.94		63
Eleven months ended 02/29/20	13.09	0.36	0.87	1.23	(0.46)	13.86	9.54	46,639	0.62	(d)	0.68	(d)	0.51	(d)	2.91	(d)	14
Year ended 03/31/19	12.68	0.49	0.41	0.90	(0.49)	13.09	7.26	26,214	0.74		0.94		0.82		3.89		79
Year ended 03/31/18	12.71	0.45	(0.00)	0.45	(0.48)	12.68	3.57	27,590	0.72		0.87		0.87		3.55		9
Year ended 03/31/17	13.12	0.50	(0.43)	0.07	(0.48)	12.71	0.45	21,199	0.73		0.93		0.93		3.81		12
Year ended 03/31/16	13.16	0.45	0.01	0.46	(0.50)	13.12	3.60	18,298	0.72		1.01		1.01		3.49		14
Class R6
Six months ended 08/31/21	13.57	0.16	0.37	0.53	(0.17)	13.93	3.93	10	0.43	(d)	0.65	(d)	0.39	(d)	2.36	(d)	17
Year ended 02/28/21	13.87	0.41	(0.30)	0.11	(0.41)	13.57	0.88	10	0.40		0.71		0.35		3.04		63
Period ended 02/29/20(e)	13.29	0.31	0.66	0.97	(0.39)	13.87	7.42	10	0.57	(d)	0.63	(d)	0.41	(d)	3.00	(d)	14

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                     Invesco Environmental Focus Municipal Fund

Notes to Financial Statements

August 31, 2021

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Environmental Focus Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek to provide investors with a high level of current income exempt from federal income tax, consistent with preservation of capital.

The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to

15                     Invesco Environmental Focus Municipal Fund

shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining the credit agreement.

H.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

K.

Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

16                     Invesco Environmental Focus Municipal Fund

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

L.

Other Risks – The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.

The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Because the Fund evaluates environmental focus factors to assess and exclude certain investments for non-financial reasons, it may forego some market opportunities available to funds that do not use these factors. The securities of companies that score favorably under the Fund’s environmental focus scoring methodology may underperform similar companies that do not score as well or may underperform the stock market as a whole. As a result, the Fund may underperform funds that do not screen or score companies based on environmental focus factors or funds that use a different environmental focus scoring methodology. Information used by the Fund to evaluate such factors may not be readily available, complete or accurate, which could negatively impact the Fund’s ability to apply its methodology, which in turn could negatively impact the Fund’s performance. In addition, the Fund’s assessment of a company, based on the company’s level of involvement in a particular industry or the company’s environmental focus score, may differ from that of other funds or an investor. As a result, the companies deemed eligible for inclusion in the Fund’s portfolio may not reflect the beliefs or values of any particular investor and may not be deemed to exhibit positive or favorable environmental focus characteristics if different metrics were used to evaluate them.

M.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

17                     Invesco Environmental Focus Municipal Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory    agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate
First $ 500 million	0.400%
Next $ 500 million	0.350%
Next $ 500 million	0.300%
Over $1.5 billion	0.280%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended August 31, 2021, the effective advisory fee rate incurred by the Fund was 0.39%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

Effective July 1, 2021, the Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 0.70%, 1.45%, 0.45% and 0.45%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to July 1, 2021, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 0.70%, 1.25%, 0.45% and 0.35%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

For the six months ended August 31, 2021, the Adviser waived advisory fees of $78,412 and reimbursed class level expenses of $42,179, $6,214, $21,040 and $4 of Class A, Class C, Class Y and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2021, IDI advised the Fund that IDI retained $2,190 in front-end sales commissions from the sale of Class A shares and $9,589 and $6 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

18                     Invesco Environmental Focus Municipal Fund

As of August 31, 2021, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5–Cash Balances and Borrowings

The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Funds in a committed secured borrowing facility that permits borrowings up to $1.0 billion, collectively by certain Funds, and which will expire on February 24, 2022. The revolving credit and security agreement is secured by the assets of the Fund. At August 31, 2021, the Fund had no borrowings outstanding under this agreement.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

    Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2021 were $1,071,429 and 0.21%, respectively.

    The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

    Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund did not have a capital loss carryforward as of February 28, 2021.

NOTE 7–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2021 was $34,081,049 and $25,094,187, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$8,082,285

Aggregate unrealized (depreciation) of investments	(785,928)

Net unrealized appreciation of investments	$7,296,357

    Cost of investments for tax purposes is $143,089,159.

NOTE 8–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	August 31, 2021(a)		February 28, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	537,421	$7,446,657	1,055,113	$13,990,085

Class C	28,616	396,952	222,090	2,959,522

Class Y	357,207	4,917,050	1,019,308	13,549,026

Issued as reinvestment of dividends:
Class A	43,535	602,789	100,442	1,338,846

Class C	5,649	78,151	26,950	356,669

Class Y	21,632	299,472	56,727	755,342

19                     Invesco Environmental Focus Municipal Fund

	Summary of Share Activity

	Six months ended		Year ended
	August 31, 2021(a)		February 28, 2021
	Shares	Amount	Shares	Amount

Automatic conversion of Class C shares to Class A shares:
Class A	96,711	$1,337,588	911,793	$12,388,914

Class C	(96,776)	(1,337,588)	(912,300)	(12,388,914)

Reacquired:
Class A	(632,644)	(8,720,307)	(1,344,475)	(17,520,204)

Class C	(79,142)	(1,092,254)	(208,407)	(2,787,445)

Class Y	(288,278)	(3,980,068)	(1,283,182)	(16,674,971)

Net increase (decrease) in share activity	(6,069)	$(51,558)	(355,941)	$(4,033,130)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 62% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

20                     Invesco Environmental Focus Municipal Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2021 through August 31, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (03/01/21)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio[2]
		Ending Account Value (08/31/21)[1]	Expenses Paid During Period[2,3]	Ending Account Value (08/31/21)	Expenses Paid During Period[2,4]
Class A	$1,000.00	$1,037.50	$3.80	$1,021.48	$3.77	0.74%
Class C	1,000.00	1,033.90	6.92	1,018.40	6.87	1.35
Class Y	1,000.00	1,038.80	2.52	1,022.74	2.50	0.49
Class R6	1,000.00	1,039.30	2.21	1,023.04	2.19	0.43

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2021 through August 31, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year. Effective July 1, 2021, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses of Class A, Class C, Class Y and Class R6 shares to 0.70%, 1.45%, 0.45% and 045% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 0.74%, 1.49%, 0.49% and 0.49% for Class A, Class C, Class Y and Class R6 shares, respectively.

[3]

The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent half year are $3.80, $7.64, $2.52 and $2.52 for Class A, Class C, Class Y and Class R6 shares, respectively.

[4]

The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent half year are $3.77, $7.58, $2.50 and $2.50 for Class A, Class C, Class Y and Class R6 shares, respectively.

21                     Invesco Environmental Focus Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Environmental Focus Municipal Fund’s (formerly, Invesco Oppenheimer Municipal Fund) (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the

Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond 5+ Year Investment Grade Index (Index). The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one year period, above the performance of the Index for the three year period and reasonably comparable to the performance of the Index for the five year period. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board further considered that the Fund changed it strategy to incorporate consideration of environmental criteria effective September 4, 2020, and that performance prior to that date is that of the

22                     Invesco Environmental Focus Municipal Fund

Fund using its previous investment strategy, which did not apply environmental criteria. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the

Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

23                     Invesco Environmental Focus Municipal Fund

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-07890 and 033-66242	Invesco Distributors, Inc.	O-MUNI-SAR-1

Semiannual Report to Shareholders	August 31, 2021

Invesco High Yield Municipal Fund
Nasdaq:
A: ACTHX ∎ C: ACTFX ∎ Y: ACTDX ∎ R5: ACTNX ∎ R6: ACTSX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
47	Financial Statements
51	Financial Highlights
52	Notes to Financial Statements
58	Fund Expenses
59	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 2/28/21 to 8/31/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.92%
Class C Shares	4.55
Class Y Shares	4.95
Class R5 Shares	5.05
Class R6 Shares	4.99
S&P Municipal Bond High Yield Index▼ (Broad Market Index)	5.29
Custom Invesco High Yield Municipal Index∎ (Style-Specific Index)	4.68
Lipper High Yield Municipal Debt Funds Index◆ (Peer Group Index)	5.01

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.; ◆Lipper Inc.

The S&P Municipal Bond High Yield Index is an unmanaged index considered representative of municipal bonds that are not rated or are rated below investment-grade.

    The Custom Invesco High Yield Municipal Index is composed of 80% S&P Municipal Bond High Yield Index and 20% S&P Municipal Bond Investment Grade Index. The S&P Municipal Bond Investment Grade Index is considered representative of investment-grade US municipal bonds.

    The Lipper High Yield Municipal Debt Funds Index is an unmanaged index considered representative of high-yield municipal debt funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco High Yield Municipal Fund

Average Annual Total Returns
As of 8/31/21, including maximum applicable sales charges

Class A Shares
Inception (1/2/86)	5.92%
10 Years	5.97
5 Years	3.71
1 Year	6.23

Class C Shares
Inception (12/10/93)	5.35%
10 Years	5.80
5 Years	3.83
1 Year	9.10

Class Y Shares
Inception (3/1/06)	5.38%
10 Years	6.69
5 Years	4.86
1 Year	11.14

Class R5 Shares
10 Years	6.70%
5 Years	4.87
1 Year	11.26

Class R6 Shares
10 Years	6.57%
5 Years	4.89
1 Year	11.22

Effective June 1, 2010, Class A, Class C and Class I shares of the predecessor fund, Van Kampen High Yield Municipal Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class C and Class Y shares, respectively, of Invesco Van Kampen High Yield Municipal Fund (renamed Invesco High Yield Municipal Fund). Returns shown above, prior to June 1, 2010, for Class A, Class C and Class Y are those for Class A, Class C and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on April 30, 2012. Performance shown prior to that date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had fees not been waived and/or expenses reimbursed currently or in the past, returns would have been lower. See current prospectus for more information.

3                      Invesco High Yield Municipal Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid

Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4                      Invesco High Yield Municipal Fund

Schedule of Investments

August 31, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–108.96%
Alabama–3.11%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	6.00%	06/01/2050	$8,650	$ 9,217,395
Birmingham (City of), AL Water Works Board; Series 2015 A, Ref. RB(a)(b)(c)	5.00%	01/01/2025	12,750	14,766,627
Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB(d)	5.75%	10/01/2049	8,500	10,226,914
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village);
Series 2007, RB (Acquired 03/25/2020; Cost $945,200)(e)(f)	5.50%	01/01/2028	1,390	933,148
Series 2007, RB(e)	5.50%	01/01/2043	21,290	14,199,627
Series 2008 A, RB (Acquired 06/30/2008-11/12/2009; Cost $4,404,879)(e)(f)	6.88%	01/01/2043	4,470	2,982,856
Series 2011 A, RB (Acquired 09/20/2011; Cost $2,561,987)(e)(f)	7.50%	01/01/2047	2,600	1,734,784
Series 2012 A, RB (Acquired 11/07/2012; Cost $6,575,000)(e)(f)	5.63%	01/01/2042	6,575	4,386,223
Jefferson (County of), AL;
Series 2013 C, Wts. (INS - AGM)(g)(h)	6.50%	10/01/2038	7,000	7,228,743
Series 2013 C, Wts. (INS - AGM)(g)(h)	6.60%	10/01/2042	11,700	12,048,172
Series 2013 F, Revenue Wts.(g)	7.50%	10/01/2039	27,640	28,511,011
Series 2013 F, Revenue Wts.(g)	7.75%	10/01/2046	95,055	98,010,536
Series 2013 F, Revenue Wts.(g)	7.90%	10/01/2050	64,150	66,148,606
Lower Alabama Gas District (The); Series 2016 A, RB(c)	5.00%	09/01/2046	24,000	35,706,403
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining);
Series 2019 A, Ref. IDR(i)	4.50%	05/01/2032	20,303	22,199,324
Series 2019 A, Ref. IDR(i)	5.25%	05/01/2044	22,300	26,262,822
				354,563,191

Alaska–0.32%
Alaska (State of) Municipal Bond Bank Authority (Master Resolution);
Series 2017 A, RB	5.50%	10/01/2046	505	613,931
Series 2017 A, RB(c)	5.50%	10/01/2046	22,000	26,745,495
Northern Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(j)	0.00%	06/01/2066	40,804	9,205,558
				36,564,984

American Samoa–0.15%
American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.63%	09/01/2035	14,345	16,900,983

Arizona–2.19%
Arizona (State of) Industrial Development Authority (Academies of Math & Science); Series 2019, RB(i)	5.00%	07/01/2049	1,000	1,166,700
Arizona (State of) Industrial Development Authority (American Charter Schools Foundation);
Series 2017, Ref. RB(i)	6.00%	07/01/2037	13,845	17,118,632
Series 2017, Ref. RB(i)	6.00%	07/01/2047	19,660	23,918,639
Arizona (State of) Industrial Development Authority (Basis Schools);
Series 2017 A, Ref. RB(i)	5.13%	07/01/2037	1,180	1,367,231
Series 2017 A, Ref. RB(i)	5.38%	07/01/2050	6,000	6,939,809
Series 2017 D, Ref. RB(i)	5.00%	07/01/2051	3,300	3,826,434
Series 2017 G, Ref. RB(i)	5.00%	07/01/2037	1,105	1,299,191
Series 2017 G, Ref. RB(i)	5.00%	07/01/2051	1,000	1,159,526
Arizona (State of) Industrial Development Authority (Doral Academy of Nevada - Fire Mesa & Red Rock Campus); Series 2019 A, IDR(i)	5.00%	07/15/2039	2,650	3,054,829
Arizona (State of) Industrial Development Authority (Doral Academy of Northern Nevada);
Series 2021 A, Ref. RB(i)	4.00%	07/15/2051	1,000	1,105,777
Series 2021 A, Ref. RB(i)	4.00%	07/15/2056	950	1,043,367

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community);
Series 2019 A, RB	5.00%	01/01/2043	$3,250	$ 3,421,793
Series 2019 A, RB	4.50%	01/01/2049	6,175	6,297,214
Series 2019 A, RB	5.00%	01/01/2054	1,250	1,316,074
Series 2019 B, RB	5.00%	01/01/2034	1,730	1,746,625
Series 2019 B, RB	5.00%	01/01/2035	1,820	1,831,596
Series 2019 B, RB	5.00%	01/01/2049	4,050	4,005,733
Series 2019 B, RB	5.13%	01/01/2054	1,125	1,125,644
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation);
Series 2016, RB(i)	5.70%	07/01/2047	9,730	11,306,464
Series 2016, RB(i)	5.80%	07/01/2052	4,920	5,727,317
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. RB(i)	5.25%	07/01/2052	500	513,975
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB(i)	5.00%	07/01/2054	6,210	6,542,483
Arizona (State of) Industrial Development Authority (Linder Village); Series 2020, RB(i)	5.00%	06/01/2031	6,000	7,181,185
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project);
Series 2018 A, RB(i)	5.25%	12/15/2038	1,015	1,165,378
Series 2018 A, RB(i)	5.50%	12/15/2048	2,265	2,600,632
Arizona (State of) Industrial Development Authority (Somerset Academy of Las Vegas - Lone Mountain Campus); Series 2019 A, IDR(i)	5.00%	12/15/2049	500	572,278
Glendale (City of), AZ Industrial Development Authority (Sun Health Services); Series 2019 A, Ref. RB	5.00%	11/15/2048	14,170	16,451,811
Glendale (City of), AZ Industrial Development Authority (Terraces of Phoenix); Series 2018 A, Ref. RB	5.00%	07/01/2048	1,500	1,600,053
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	4.00%	11/15/2027	1,935	2,083,972
Series 2017, Ref. RB	5.00%	11/15/2040	1,485	1,603,076
Series 2017, Ref. RB	5.00%	11/15/2045	9,390	10,082,726
Series 2018, RB	5.00%	11/15/2053	5,970	6,466,747
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(i)	5.00%	07/01/2054	1,950	2,272,063
Maricopa (County of), AZ Industrial Development Authority (Paradise Schools);
Series 2016, Ref. RB(i)	5.00%	07/01/2036	2,475	2,811,535
Series 2016, Ref. RB(i)	5.00%	07/01/2047	1,525	1,705,496
Peoria (City of), AZ Industrial Development Authority (Sierra Winds Life Care Community);
Series 2014, Ref. RB (Acquired 11/06/2014; Cost $ 3,666,398)(f)	5.50%	11/15/2034	3,695	3,803,801
Series 2014, Ref. RB (Acquired 11/06/2014; Cost $ 6,015,000)(f)	5.75%	11/15/2040	6,015	6,193,084
Phoenix (City of), AZ Industrial Development Authority (Basis Schools);
Series 2015, Ref. RB(i)	5.00%	07/01/2045	3,515	3,914,266
Series 2016 A, Ref. RB(i)	5.00%	07/01/2046	2,125	2,365,544
Series 2016 A, Ref. RB(i)	5.00%	07/01/2046	1,725	1,920,265
Phoenix (City of), AZ Industrial Development Authority (Choice Academies); Series 2012, RB	5.63%	09/01/2042	2,850	2,936,303
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(i)	6.75%	07/01/2044	5,250	6,044,897
Phoenix (City of), AZ Industrial Development Authority (Phoenix Collegiate Academy); Series 2012, RB	5.63%	07/01/2042	2,770	2,832,760
Pima (County of), AZ Industrial Development Authority (Acclaim Charter School);
Series 2006, RB	5.70%	12/01/2026	1,460	1,461,857
Series 2006, RB	5.80%	12/01/2036	4,385	4,387,062
Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2015, Ref. RB(i)	5.38%	06/15/2035	2,370	2,601,095
Series 2015, Ref. RB(i)	5.63%	06/15/2045	3,500	3,831,589
Series 2017, RB(i)	4.13%	06/15/2029	1,500	1,519,516
Series 2017, RB(i)	5.00%	06/15/2047	1,000	1,015,144
Series 2019, Ref. RB(i)	5.00%	06/15/2052	2,150	2,288,442
Pima (County of), AZ Industrial Development Authority (Career Success Schools);
Series 2020, Ref. RB(i)	5.50%	05/01/2040	1,125	1,210,885
Series 2020, Ref. RB(i)	5.75%	05/01/2050	5,000	5,384,120

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Pima (County of), AZ Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. RB	7.25%	05/01/2044	$3,000	$ 3,285,974
Pima (County of), AZ Industrial Development Authority (Imagine East Mesa Charter Schools); Series 2019, RB(i)	5.00%	07/01/2049	1,500	1,612,937
Pima (County of), AZ Industrial Development Authority (Premier Charter High School);
Series 2016 A, Ref. RB(i)	7.00%	07/01/2045	3,197	3,211,460
Series 2016 B, Ref. RB(k)	2.07%	07/01/2045	1,735	520,607
Series 2016 C, Ref. RB(k)	2.07%	07/01/2045	1,036	10,355
Pima (County of), AZ Industrial Development Authority (Riverbend Prep); Series 2010, RB(i)	7.00%	09/01/2037	3,339	3,346,037
Sundance Community Facilities District (Assessment District No. 2); Series 2003, RB(i)	7.13%	07/01/2027	427	427,659
Sundance Community Facilities District (Assessment District No. 3); Series 2004, RB	6.50%	07/01/2029	108	108,126
Tempe (City of), AZ Industrial Development Authority (Friendship Village);
Series 2012 A, Ref. RB	6.25%	12/01/2042	4,225	4,257,675
Series 2012 A, Ref. RB	6.25%	12/01/2046	4,100	4,130,370
Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU);
Series 2017 A, RB(i)	6.13%	10/01/2047	2,800	3,121,370
Series 2017 A, RB(i)	6.13%	10/01/2052	2,800	3,113,450
Town of Florence, Inc. (The) Industrial Development Authority (Legacy Traditional School - Queen Creek and Casa Grande Campuses);
Series 2013, RB	5.75%	07/01/2033	3,000	3,244,647
Series 2013, RB	6.00%	07/01/2043	3,625	3,919,059
				250,452,361

Arkansas–0.15%
Arkansas (State of) Development Finance Authority (Big River Steel); Series 2019, RB(d)(i)	4.50%	09/01/2049	15,000	16,753,167

California–12.32%
ABAG Finance Authority for Nonprofit Corps. (Episcopal Senior Communities); Series 2012 A, Ref. RB	5.00%	07/01/2047	6,000	6,162,080
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB(a)(b)(c)(l)	5.00%	04/01/2027	21,000	26,194,241
California (County of), CA Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2049	1,000	1,185,385
Series 2020 A, Ref. RB	4.00%	06/01/2049	1,075	1,268,561
Series 2020 B-2, Ref. RB(j)	0.00%	06/01/2055	13,780	2,805,626
California (County of), CA Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, RB(j)	0.00%	06/01/2046	25,000	6,150,067
California (State of);
Series 2020, GO Bonds(c)	3.00%	03/01/2046	8,195	8,809,043
Series 2020, GO Bonds(c)	4.00%	03/01/2046	3,500	4,141,925
Series 2020, GO Bonds	3.00%	03/01/2050	1,315	1,404,300
Series 2020-XM0848, Ctfs.(c)	3.00%	03/01/2050	4,000	4,271,635
Series 2020-XM0849, Ctfs.(c)	4.00%	03/01/2040	10,000	12,009,772
Series 2020-XM0849, Ctfs.(c)	4.00%	03/01/2050	5,250	6,182,371
Series 2021, GO Bonds	3.00%	12/01/2043	1,000	1,089,718
Series 2021, GO Bonds	3.00%	12/01/2046	2,000	2,161,885
Series 2021, GO Bonds	3.00%	12/01/2049	1,500	1,616,631
California (State of) Community Housing Agency (Excelsior Charter Schools);
Series 2020 A, RB(i)	5.00%	06/15/2050	1,540	1,692,116
Series 2020 A, RB(i)	5.00%	06/15/2055	1,030	1,128,883
California (State of) Educational Facilities Authority; Series 2010, RB(c)	5.25%	04/01/2040	6,255	9,390,767
California (State of) Educational Facilities Authority (Stanford University);
Series 2014 U-6, RB(c)	5.00%	05/01/2045	15,000	22,755,009
Series 2021, Ref. RB	5.00%	04/01/2051	13,830	21,889,585
Series 2012 U-2, Ref. RB(c)	5.00%	10/01/2032	8,745	12,430,369
California (State of) Educational Facilities Authority (University of San Francisco); Series 2018 A, RB	5.25%	10/01/2055	2,500	4,143,486
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Subseries 2017 A-2, RB(c)	5.00%	11/01/2047	10,000	15,137,243
California (State of) Infrastructure & Economic Development Bank (WFCS Portfolio Program); Series 2021 A-1, RB(i)	5.00%	01/01/2056	1,000	1,189,459

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	$1,500	$ 1,701,674
California (State of) Municipal Finance Authority (California Baptist University);
Series 2016 A, RB(i)	5.00%	11/01/2036	1,500	1,768,896
Series 2016 A, RB(i)	5.00%	11/01/2046	1,500	1,743,690
California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada);
Series 2012, RB(i)	6.63%	01/01/2032	1,000	1,006,472
Series 2012, RB(i)	6.88%	01/01/2042	1,500	1,508,273
California (State of) Municipal Finance Authority (Santa Rosa Academy);
Series 2012 A, RB	5.75%	07/01/2030	5,040	5,232,287
Series 2012 A, RB	6.00%	07/01/2042	5,355	5,549,851
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing); Series 2019, RB (INS - BAM)(h)	5.00%	05/15/2052	1,375	1,700,789
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, Ref. RB(d)	4.00%	07/15/2029	15,960	18,640,081
California (State of) Pollution Control Finance Authority;
Series 2012, RB(d)(i)	5.00%	07/01/2037	13,500	14,157,122
Series 2012, RB(d)(i)	5.00%	11/21/2045	20,710	21,718,074
California (State of) Pollution Control Financing Authority (Aemerge Redpak Services Southern California LLC); Series 2016, RB (Acquired 01/22/2016-09/26/2017; Cost $9,847,500)(d)(e)(f)(i)	7.00%	12/01/2027	9,925	4,466,250
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(i)	5.00%	11/21/2045	11,650	14,083,562
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021, RB(i)	5.00%	11/15/2036	1,000	1,196,519
Series 2021, RB(i)	5.00%	11/15/2046	750	876,057
Series 2021, RB(i)	5.00%	11/15/2051	1,250	1,454,100
Series 2021, RB(i)	5.00%	11/15/2056	1,950	2,260,638
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital);
Series 2017, Ref. RB	5.00%	10/15/2037	3,430	4,062,495
Series 2017, Ref. RB	5.00%	10/15/2047	10,170	11,924,332
California (State of) Public Works Board;
Series 2021 B, RB	4.00%	05/01/2040	1,000	1,216,601
Series 2021 B, RB	4.00%	05/01/2041	1,500	1,816,561
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, RB	6.40%	07/01/2048	3,000	3,246,857
California (State of) School Finance Authority (Aspire Public School);
Series 2016, Ref. RB(a)(b)(i)	5.00%	08/01/2025	215	253,920
Series 2016, Ref. RB(i)	5.00%	08/01/2046	2,285	2,582,728
California (State of) School Finance Authority (New Designs Charter School);
Series 2012, RB	5.50%	06/01/2042	5,000	5,115,033
Series 2019 A, RB(i)	5.00%	06/01/2040	750	852,350
Series 2019 A, RB(i)	5.00%	06/01/2050	1,060	1,191,943
California (State of) School Finance Authority (TEACH Public Schools); Series 2019 A, RB(i)	5.00%	06/01/2049	750	817,610
California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2011, RB(a)(b)	7.25%	11/01/2021	1,500	1,517,263
Series 2011, RB(a)(b)	7.50%	11/01/2021	5,500	5,565,547
Series 2014 A, RB	6.13%	11/01/2033	1,560	1,732,834
California (State of) Statewide Communities Development Authority (Creative Child Care & Team Charter); Series 2015, RB(i)	6.75%	06/01/2045	6,700	7,278,842
California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/2034	4,350	4,536,160
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016, Ref. RB(i)	5.00%	06/01/2036	4,250	4,931,157
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	3,000	3,398,550
Series 2016 A, RB(i)	5.25%	12/01/2056	55,945	62,921,588
Series 2018, RB(i)	5.25%	12/01/2043	5,510	6,514,448
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts); Series 2019, RB(i)	5.25%	07/01/2052	1,450	1,574,802

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Terraces at San Joaquin Garden);
Series 2012, RB(a)(b)	6.00%	10/01/2022	$2,895	$ 3,075,490
Series 2012, RB(a)(b)	6.00%	10/01/2022	1,785	1,896,287
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002, RB	6.00%	05/01/2043	15,000	15,149,701
Series 2006 A, RB(j)	0.00%	06/01/2046	181,950	39,697,978
Series 2006 C, RB(i)(j)	0.00%	06/01/2055	50,000	4,904,270
Carlsbad Unified School District; Series 2021 B, GO Bonds	3.00%	08/01/2046	5,000	5,393,699
Ceres Unified School District; Series 2017, GO Bonds (INS - BAM)(h)	5.00%	08/01/2051	2,500	3,051,871
CSCDA Community Improvement Authority (Social Bonds); Series 2021, RB(i)	3.00%	12/01/2056	8,000	8,177,340
Fairfield (City of), CA Community Facilities District No. 2007-1 (Fairfield Commons);
Series 2008, RB	6.50%	09/01/2023	610	629,080
Series 2008, RB	6.75%	09/01/2028	2,550	2,633,170
Series 2008, RB	6.88%	09/01/2038	4,440	4,580,516
Foothill-Eastern Transportation Corridor Agency;
Series 2014 A, Ref. RB(a)(b)	6.00%	01/15/2024	20,000	22,771,380
Series 2014 A, Ref. RB (INS - AGM)(h)(j)	0.00%	01/15/2036	61,010	45,138,828
Series 2014 A, Ref. RB (INS - AGM)(h)(j)	0.00%	01/15/2037	20,000	14,357,804
Series 2014 A, Ref. RB(g)	6.85%	01/15/2042	5,000	6,058,981
Series 2014 C, Ref. RB(a)(b)	6.50%	01/15/2024	10,750	12,215,242
Golden State Tobacco Securitization Corp.;
Series 2007 A-2, RB	5.30%	06/01/2037	47,000	48,596,754
Series 2007 B, RB(j)	0.00%	06/01/2047	99,705	22,577,798
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	38,170	39,442,210
Series 2018 A-2, Ref. RB	5.00%	06/01/2047	40,470	41,818,804
Hartnell Community College District; Series 2020 B, GO Bonds	3.00%	08/01/2048	6,500	6,940,250
Inland Empire Tobacco Securitization Corp.;
Series 2007 C-1, RB(j)	0.00%	06/01/2036	173,915	66,555,670
Series 2007 D, RB(j)	0.00%	06/01/2057	46,635	3,986,542
Series 2007 F, RB(i)(j)	0.00%	06/01/2057	99,650	5,890,282
Kern Community College District; Series 2020 C, GO Bonds	3.00%	08/01/2046	10,000	10,765,793
Los Angeles (City of), CA Community Facilities District No. 3 (Cascades Business Park); Series 1997, RB	6.40%	09/01/2022	85	86,654
Los Angeles (City of), CA Department of Airports;
Series 2018-XX1082, Class B, Revenue Ctfs.(c)(d)(l)	5.25%	05/15/2048	26,000	32,310,962
Series 2021 A, Ref. RB(d)	5.00%	05/15/2046	5,000	6,379,979
Los Angeles (City of), CA Department of Water & Power;
Series 2012 B, RB(c)	5.00%	07/01/2043	17,375	18,047,821
Series 2012 B, RB	5.00%	07/01/2043	49,155	51,058,454
Los Angeles Unified School District; Series 2020 RYQ, GO Bonds	4.00%	07/01/2044	11,995	14,274,697
Riverside (County of), CA Transportation Commission; Series 2013 A, RB	5.75%	06/01/2048	7,000	7,549,172
San Bernardino City Unified School District;
Series 2011 D, GO Bonds (INS - AGM)(h)(j)	0.00%	08/01/2036	7,650	5,570,962
Series 2011 D, GO Bonds (INS - AGM)(h)(j)	0.00%	08/01/2037	13,130	9,271,986
Series 2011 D, GO Bonds (INS - AGM)(h)(j)	0.00%	08/01/2038	13,515	9,270,540
Series 2011 D, GO Bonds (INS - AGM)(h)(j)	0.00%	08/01/2039	13,895	9,166,466
Series 2011 D, GO Bonds (INS - AGM)(h)(j)	0.00%	08/01/2040	14,280	9,154,170
Series 2011 D, GO Bonds (INS - AGM)(h)(j)	0.00%	08/01/2041	14,080	8,754,426
San Buenaventura (City of), CA (Community Memorial Health System);
Series 2011, RB(a)(b)	7.50%	12/01/2021	21,980	22,374,587
Series 2011, RB(a)(b)	8.00%	12/01/2021	9,875	10,063,202
San Diego (County of), CA Regional Airport Authority; Series 2017 B, RB(d)	5.00%	07/01/2047	2,000	2,404,507
San Diego Unified School District; Series 2019 B, GO Bonds	3.25%	07/01/2048	3,815	4,144,560
San Diego Unified School District (Election of 2008); Series 2012 E, GO Bonds(g)	5.25%	07/01/2042	10,000	9,788,384
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport); Series 2016, RB	5.00%	05/01/2046	6,245	7,419,585

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements);
Series 2013 C, RB(j)	0.00%	08/01/2036	$5,710	$ 2,563,551
Series 2013 C, RB(j)	0.00%	08/01/2038	2,000	786,318
Series 2013 C, RB(j)	0.00%	08/01/2043	17,000	4,942,857
San Francisco (City of), CA Public Utilities Commission (Hetch Hetchy Water); Series 2020 D, RB	3.00%	11/01/2050	10,270	11,061,250
San Francisco Bay Area Rapid Transit District (Green Bonds); Series 2020 C-1, GO Bonds	3.00%	08/01/2050	10,000	10,688,858
San Francisco Community College District; Series 2020 A, GO Bonds	3.00%	06/15/2045	8,225	8,768,988
San Joaquin Hills Transportation Corridor Agency;
Series 2014 B, Ref. RB	5.25%	01/15/2044	7,000	7,860,354
Series 2014 B, Ref. RB	5.25%	01/15/2049	11,000	12,330,358
San Jose (City of), CA;
Series 2017 A, Ref. RB(c)(d)(l)	5.00%	03/01/2041	10,000	11,956,542
Series 2017 A, Ref. RB(c)(d)(l)	5.00%	03/01/2047	20,000	23,857,862
San Jose (City of), CA (Helzer Courts Apartments); Series 1999 A, RB(d)	6.40%	12/01/2041	13,563	13,586,960
Santa Monica-Malibu Unified School District; Series 2021 B, GO Bonds	3.00%	08/01/2050	10,000	10,749,456
Santee School District; Series 2006 D, GO Bonds (INS - AGC)(h)(j)	0.00%	08/01/2038	4,355	3,120,155
Savanna Elementary School District (Election of 2008); Series 2012 B, GO Bonds (INS - AGM)(g)(h)	6.75%	02/01/2052	7,500	8,371,861
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(j)	0.00%	06/01/2036	10,000	4,416,128
Series 2007 A, RB(j)	0.00%	06/01/2047	20,000	4,708,228
Southern California Logistics Airport Authority;
Series 2007, RB	6.15%	12/01/2043	4,400	4,523,823
Series 2008 A, RB	6.00%	12/01/2033	1,475	1,516,508
Series 2008 A, RB(j)	0.00%	12/01/2045	18,085	5,894,299
Series 2008 A, RB(j)	0.00%	12/01/2046	18,085	5,610,797
Series 2008 A, RB(j)	0.00%	12/01/2047	18,085	5,335,041
Series 2008 A, RB(j)	0.00%	12/01/2048	18,085	5,070,739
Series 2008 A, RB(j)	0.00%	12/01/2049	18,085	4,817,332
Series 2008 A, RB(j)	0.00%	12/01/2050	18,085	4,574,959
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2006, RB(j)	0.00%	06/01/2046	30,000	6,544,968
Series 2019, Ref. RB	5.00%	06/01/2048	4,500	5,665,723
Series 2019, Ref. RB(j)	0.00%	06/01/2054	19,300	3,837,670
University of California;
Series 2014 AM, RB(a)(c)	5.00%	05/15/2044	34,545	38,598,787
Series 2017 M, RB(c)	5.00%	05/15/2047	50,890	62,058,294
Series 2020 BE, Ref. RB	5.00%	05/15/2042	10,000	12,866,221
Vallejo (City of), CA Public Financing Authority (Hiddenbrooke Improvement District); Series 2004 A, RB	5.80%	09/01/2031	3,300	3,359,081
Victor Valley Union High School District (Election of 2008);
Series 2013 B, GO Bonds(a)(b)(j)	0.00%	08/01/2023	14,550	3,666,632
Series 2013 B, GO Bonds(a)(b)(j)	0.00%	08/01/2023	7,000	1,657,912
Series 2013 B, GO Bonds(a)(b)(j)	0.00%	08/01/2023	15,715	3,496,779
Series 2013 B, GO Bonds(a)(b)(j)	0.00%	08/01/2023	37,560	6,914,161
				1,406,502,419

Colorado–8.80%
3rd and Havana Metropolitan District;
Series 2020 A, GO Bonds	5.25%	12/01/2049	4,200	4,603,753
Series 2020 B, GO Bonds	7.75%	12/15/2049	1,925	2,008,946
64th Ave ARI Authority; Series 2020, RB	6.50%	12/01/2043	14,000	15,201,444
Amber Creek Metropolitan District; Series 2017 B, GO Bonds	7.75%	12/15/2047	463	482,696
Aspen Street Metropolitan District; Series 2021 A, GO Bonds	5.13%	12/01/2050	1,075	1,124,307
Aurora (City of), CO (Green Bonds); Series 2016, Ref. RB(a)(b)	5.00%	08/01/2026	2,000	2,439,578
Aurora Crossroads Metropolitan District No. 2;
Series 2020 A, GO Bonds	5.00%	12/01/2050	2,000	2,185,332
Series 2020 B, GO Bonds	7.75%	12/15/2050	3,500	3,665,085

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Banning Lewis Ranch Metropolitan District No. 4;
Series 2018 A, GO Bonds	5.75%	12/01/2048	$5,000	$ 5,430,937
Series 2018 B, GO Bonds	8.00%	12/15/2048	2,063	2,179,712
Series 2018 C, GO Bonds	8.00%	12/15/2051	4,134	4,117,778
Banning Lewis Ranch Metropolitan District No. 5;
Series 2018 A, GO Bonds	5.75%	12/01/2048	2,195	2,384,117
Series 2018 B, GO Bonds	8.00%	12/15/2048	511	539,909
Series 2018 C, GO Bonds	8.00%	12/15/2051	1,942	1,934,751
Banning Lewis Ranch Metropolitan District No. 8; Series 2021, GO Bonds(i)	4.88%	12/01/2051	4,500	4,505,970
Banning Lewis Ranch Regional Metropolitan District No. 1;
Series 2018 A, GO Bonds	5.38%	12/01/2048	2,500	2,695,191
Series 2018 B, GO Bonds	7.75%	12/15/2041	630	668,257
Series 2018 C, GO Bonds	8.00%	12/15/2041	1,801	1,794,897
Banning Lewis Ranch Regional Metropolitan District No. 2; Series 2021, GO Bonds	5.75%	12/01/2051	5,190	5,378,816
Base Village Metropolitan District No. 2; Series 2016 B, Ref. GO Bonds	6.50%	12/15/2048	2,830	2,451,023
Baseline Metropolitan District No. 1;
Series 2021 B, GO Bonds	5.00%	12/01/2042	555	598,232
Series 2021 B, GO Bonds	5.00%	12/01/2051	1,000	1,073,058
Series 2021 B, GO Bonds	7.50%	12/15/2051	2,195	2,202,430
Belford North Metropolitan District; Series 2020 B, GO Bonds	8.50%	12/15/2050	6,500	6,786,978
Bella Mesa Metropolitan District; Series 2020 A, GO Bonds(g)(i)	6.75%	12/01/2049	3,785	3,164,716
Belleview Village Metropolitan District; Series 2020, GO Bonds	4.95%	12/01/2050	870	945,849
Bennett Ranch Metropolitan District No. 1; Series 2021 B, GO Bonds	7.50%	12/15/2051	1,221	1,240,871
Berthoud-Heritage Metropolitan District No. 1; Series 2019, RB	5.63%	12/01/2048	10,000	10,935,216
Brighton Crossing Metropolitan District No. 4; Series 2017 B, GO Bonds	7.00%	12/15/2047	670	697,527
Brighton Crossing Metropolitan District No. 6; Series 2020 A, GO Bonds	5.00%	12/01/2050	2,000	2,211,179
Broadway Station Metropolitan District No. 2; Series 2019 B, GO Bonds(g)	7.50%	12/01/2048	7,075	5,271,212
Broadway Station Metropolitan District No. 3; Series 2019, GO Bonds(g)	7.50%	12/01/2049	30,465	21,240,079
Bromley Park Metropolitan District No. 2; Series 2018 C, Ref. GO Bonds	7.85%	12/15/2047	6,408	6,430,965
Broomfield Village Metropolitan District No. 2;
Series 2021 A-1, Ref. GO Bonds(i)	5.00%	12/01/2049	1,500	1,658,223
Series 2021 A-2, GO Bonds(i)	5.00%	12/01/2049	740	794,778
Buffalo Highlands Metropolitan District;
Series 2018 A, Ref. GO Bonds	5.25%	12/01/2038	1,000	1,075,491
Series 2018 A, Ref. GO Bonds	5.38%	12/01/2048	1,750	1,877,315
Series 2018 B, Ref. GO Bonds	7.63%	12/15/2046	1,226	1,255,533
Buffalo Ridge Metropolitan District; Series 2018 B, GO Bonds	7.38%	12/15/2047	3,230	3,429,129
Canyon Pines Metropolitan District;
Series 2021 A-1, GO Bonds	5.25%	12/01/2023	5	5,004
Series 2021 A-1, GO Bonds	5.25%	12/01/2051	6,995	7,017,392
Canyon Pines Metropolitan District Special Improvement District No. 1; Series 2021, RB	3.75%	12/01/2040	5,000	4,859,275
Canyons Metropolitan District No. 5;
Series 2016, GO Bonds	7.00%	12/15/2057	10,116	7,847,358
Series 2017 A, Ref. GO Bonds	6.00%	12/01/2037	1,750	1,842,674
Series 2017 A, Ref. GO Bonds	6.13%	12/01/2047	4,735	4,985,104
Series 2017 B, GO Bonds	8.00%	12/15/2047	3,500	3,637,232
Cascade Ridge Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	3,000	3,028,211
Centerra Metropolitan District No. 1; Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	7,375	8,122,420
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2018, Ref. RB	5.25%	12/01/2048	5,550	5,965,682
Chambers Highpoint Metropolitan District No. 2;
Series 2021, GO Bonds	5.00%	12/01/2041	520	558,482
Series 2021, GO Bonds	5.00%	12/01/2051	835	882,593
Cielo Metropolitan District; Series 2021, GO Bonds	5.25%	12/01/2050	4,442	4,699,305
Citadel on Colfax Business Improvement District;
Series 2020 A, RB	5.35%	12/01/2050	2,900	3,164,792
Series 2020 B, RB	7.88%	12/15/2050	465	483,067
City Center West Commercial Metropolitan District;
Series 2020 A, Ref. GO Bonds	7.00%	12/01/2049	4,000	4,407,328
Series 2020 B, GO Bonds	9.00%	12/15/2049	581	634,766

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
City Center West Residential Metropolitan District No. 2; Series 2019 B, GO Bonds	7.75%	12/15/2049	$1,425	$ 1,491,604
Clear Creek Station Metropolitan District No. 2; Series 2017 B, GO Bonds	7.38%	12/15/2047	500	521,780
Clear Creek Transit Metropolitan District No. 2;
Series 2021 A, GO Bonds	5.00%	12/01/2050	1,000	1,100,363
Series 2021 B, GO Bonds	7.90%	12/15/2050	1,160	1,171,742
Colliers Hill Metropolitan District No. 1; Series 2019 B, Ref. GO Bonds	8.00%	12/15/2048	2,500	2,643,336
Colorado (State of) Educational & Cultural Facilities Authority (Community Leadership Academy);
Series 2008, RB	6.25%	07/01/2028	1,360	1,365,143
Series 2008, RB	6.50%	07/01/2038	1,000	1,003,517
Series 2013, RB	7.45%	08/01/2048	2,245	2,465,982
Colorado (State of) Health Facilities Authority (Christian Living Communities); Series 2011, RB	6.38%	01/01/2041	1,615	1,647,877
Colorado (State of) Health Facilities Authority (Commonspirit Health);
Series 2019 A, Ref. RB	5.00%	08/01/2038	5,000	6,288,000
Series 2019 A-2, Ref. RB	4.00%	08/01/2049	11,800	13,508,596
Colorado (State of) Health Facilities Authority (Frasier Meadows Retirement Community); Series 2017 B, RB	5.00%	05/15/2048	1,500	1,576,731
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB(c)	5.00%	01/01/2044	21,000	23,143,985
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center);
Series 2015 A, Ref. RB(i)	5.75%	12/01/2035	1,650	1,782,385
Series 2015 A, Ref. RB(i)	6.13%	12/01/2045	2,300	2,494,612
Series 2015 A, Ref. RB(i)	6.25%	12/01/2050	4,070	4,430,738
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.20%	07/01/2022	100	100,097
Series 2007 A, RB	5.25%	07/01/2027	3,260	3,262,078
Series 2007 A, RB	5.30%	07/01/2037	3,985	3,984,983
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2020 A, Ref. RB	4.00%	07/15/2038	350	417,736
Series 2020 A, Ref. RB	4.00%	07/15/2039	800	1,055,580
Series 2020 A, Ref. RB	4.00%	07/15/2040	500	663,514
Colorado Crossing Metropolitan District No. 2;
Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	14,614	15,880,169
Series 2020 A-2, GO Bonds	5.00%	12/01/2050	13,000	14,077,665
Series 2020 B, GO Bonds(i)	7.50%	12/15/2050	3,495	3,578,290
Colorado International Center Metropolitan District No. 14; Series 2018, Ref. GO Bonds	5.88%	12/01/2046	13,500	14,636,296
Colorado International Center Metropolitan District No. 4;
Series 2019 A, Ref. GO Bonds(g)	6.00%	12/01/2047	30,920	26,391,794
Series 2019 A-2, GO Bonds(g)	6.25%	12/01/2048	15,075	13,465,254
Series 2019 B-2, GO Bonds	8.75%	12/15/2048	1,997	2,115,017
Copperleaf Metropolitan District No. 6;
Series 2018 A, GO Bonds	5.25%	12/01/2048	2,000	2,145,352
Subseries 2018 B, GO Bonds	7.50%	12/15/2048	820	864,044
Cottonwood Highlands Metropolitan District No. 1; Series 2019 B, GO Bonds	8.75%	12/15/2049	2,095	2,230,566
Cottonwood Hollow Residential Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	14,074	14,133,005
Creekside Village Metropolitan District; Series 2019, GO Bonds	7.75%	12/15/2049	616	647,201
Crowfoot Valley Ranch Metropolitan District No. 2;
Series 2018 A, GO Bonds	5.63%	12/01/2038	3,555	3,870,149
Series 2018 A, GO Bonds	5.75%	12/01/2048	9,665	10,486,498
Series 2018 B, GO Bonds	8.00%	12/15/2048	1,630	1,712,411
Dacono Urban Renewal Authority; Series 2020, RB	6.25%	12/01/2039	3,010	3,236,531
Denver (City & County of), CO;
Series 2018 A, RB(c)(d)	5.00%	12/01/2029	24,580	31,264,032
Series 2018 A, RB(c)(d)	5.00%	12/01/2036	25,865	32,204,235
Series 2018 A, Ref. RB(c)(d)	5.25%	12/01/2043	17,500	21,765,300
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(d)	5.00%	10/01/2032	43,840	46,680,372
Denver (City of), CO Convention Center Hotel Authority;
Series 2016, Ref. RB	5.00%	12/01/2032	1,000	1,176,213
Series 2016, Ref. RB	5.00%	12/01/2040	250	289,271
Denver City & County School District No. 1; Series 2017, GO Bonds	5.00%	12/01/2037	1,435	1,740,595

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Denver Gateway Center Metropolitan District;
Series 2018 A, GO Bonds	5.63%	12/01/2048	$2,130	$ 2,299,066
Series 2018 B, GO Bonds	7.88%	12/15/2048	1,855	1,961,741
Denver International Business Center Metropolitan District No. 1; Series 2019 B, GO Bonds	6.00%	12/01/2048	2,300	2,495,890
Douglas (County of), CO Sierra Ridge Metropolitan District No. 2; Series 2016 B, GO Bonds	7.63%	12/15/2046	1,500	1,549,003
E-86 Metropolitan District; Series 2021 A, GO Bonds	5.13%	12/01/2051	3,045	3,164,770
Elbert & Highway 86 Commercial Metropolitan District;
Series 2021 A, Ref. GO Bonds(i)	5.00%	12/01/2051	2,000	2,175,411
Series 2021 B, GO Bonds(i)	8.00%	12/15/2051	1,905	1,923,302
Erie Commons Metropolitan District No. 2; Series 2019 B, Ref. GO Bonds	6.95%	12/15/2054	3,100	3,271,248
Erie Highlands Metropolitan District No. 2; Series 2018 C, GO Bonds	6.00%	12/15/2052	3,600	3,586,926
Evan’s Place Metropolitan District;
Series 2020 MDD, GO Bonds	5.00%	12/01/2040	550	612,543
Series 2020 MDD, GO Bonds	5.00%	12/01/2050	1,585	1,749,194
Flying Horse Metropolitan District No. 3; Series 2019, Ref. GO Bonds(i)	6.00%	12/01/2049	2,970	3,170,437
Forest Trace Metropolitan District No. 3; Series 2020 B, GO Bonds	7.88%	12/15/2049	933	1,010,794
Fourth Street Crossing Business Improvement District; Series 2019 B, RB	8.00%	12/15/2049	700	731,196
Gardens at East Iliff Metropolitan District;
Series 2019 A, GO Bonds	5.00%	12/01/2049	2,065	2,234,683
Series 2019 A, GO Bonds	8.50%	12/15/2049	680	704,121
Gardens on Havana Metropolitan District No. 3 (The);
Series 2017 A, RB	5.13%	12/01/2037	1,070	1,129,924
Series 2017 A, RB	5.25%	12/01/2047	1,015	1,070,356
Series 2017 B, RB	7.75%	12/15/2047	1,000	1,045,962
Geos Neighborhood Metropolitan District; Series 2021, GO Bonds(g)	6.13%	12/01/2050	3,075	2,731,271
Grandby Ranch Metropolitan District; Series 2018, Ref. GO Bonds(i)	5.50%	12/01/2052	5,490	5,904,238
Green Valley Ranch East Metropolitan District No. 6; Series 2020 A, GO Bonds	5.88%	12/01/2050	3,550	3,947,547
Greenways Metropolitan District No. 1; Series 2021 A, GO Bonds	4.63%	12/01/2051	2,105	2,116,731
Hance Ranch Metropolitan District;
Series 2020, GO Bonds	5.00%	12/01/2040	565	615,958
Series 2020, GO Bonds	5.13%	12/01/2050	1,810	1,961,517
Haskins Station Metropolitan District;
Series 2019 A, GO Bonds	5.00%	12/01/2039	690	751,960
Series 2019 A, GO Bonds	5.00%	12/01/2049	1,125	1,215,900
Series 2019 B, Ref. GO Bonds	8.75%	12/15/2049	1,328	1,385,715
Hess Ranch Metropolitan District No. 6;
Series 2020 A-1, GO Bonds	5.00%	12/01/2049	5,000	5,474,390
Series 2020 A-2, GO Bonds(g)	5.75%	12/01/2049	9,000	7,251,127
Series 2020 B, GO Bonds	8.00%	12/15/2049	4,683	4,947,595
Home Place Metropolitan District; Series 2020 B, GO Bonds	8.25%	12/15/2050	834	886,332
Homestead Hills Metropolitan District;
Series 2020 A, GO Bonds(i)	5.00%	12/01/2050	2,220	2,413,653
Series 2020 B, GO Bonds	8.00%	12/15/2050	722	748,001
Horizon Metropolitan District No. 2; Series 2021, GO Bonds(i)	4.50%	12/01/2051	2,005	2,046,504
Independence Metropolitan District No. 3;
Series 2019 A, GO Bonds	6.25%	12/01/2049	8,095	8,765,464
Series 2019 B, GO Bonds	9.00%	12/15/2049	4,230	4,464,869
Independence Water & Sanitation District; Series 2019, RB	7.25%	12/01/2038	5,270	5,718,003
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	6,910	7,449,896
Johnston (Town of), CO Plaza Metropolitan District;
Series 2016 A, RB	5.25%	12/01/2036	4,000	4,141,121
Series 2016 A, RB	5.38%	12/01/2046	12,000	12,419,648
Johnstown Village Metropolitan District No. 2;
Series 2020 A, GO Bonds	5.00%	12/01/2050	2,000	2,181,762
Series 2020 B, GO Bonds(i)	7.75%	12/15/2050	711	741,299
Jones District Community Authority Board; Series 2020 A, RB(g)	5.75%	12/01/2050	6,815	6,052,570
Karl’s Farm Metropolitan District No. 2;
Series 2020 A, GO Bonds(i)	5.38%	12/01/2040	640	707,931
Series 2020 A, GO Bonds(i)	5.63%	12/01/2050	1,615	1,783,423

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Kinston Metropolitan District No. 5;
Series 2020 A, GO Bonds	5.13%	12/01/2050	$2,850	$ 3,184,579
Series 2020 B, GO Bonds	7.50%	12/15/2052	3,800	4,056,419
Lakes at Centerra Metropolitan District No. 2;
Series 2018 A, GO Bonds	5.13%	12/01/2037	2,700	2,902,993
Series 2018 A, GO Bonds	5.25%	12/01/2047	4,970	5,325,660
Series 2018 B, GO Bonds	7.63%	12/15/2047	1,795	1,890,965
Lanterns Metropolitan District No. 2; Series 2021 A, GO Bonds	4.50%	12/01/2050	2,830	2,832,046
Lanterns Rock Creek Metropolitan District; Series 2020, GO Bonds	6.25%	08/01/2045	1,495	1,602,202
Leyden Rock Metropolitan District No. 10;
Series 2016 B, GO Bonds	7.25%	12/15/2045	500	516,437
Series 2017 C, Ref. GO Bonds	10.75%	12/15/2049	1,025	1,056,191
Loretto Heights Community Authority; Series 2021, RB	4.88%	12/01/2051	5,000	5,186,111
Lupton Village Residential Metropolitan District; Series 2021, GO Bonds	4.63%	12/01/2051	5,000	5,009,838
Mayberry Springs Community Authority; Series 2021 B, RB	8.00%	04/15/2051	3,351	3,356,610
Mayfield Metropolitan District;
Series 2020 A, GO Bonds	5.75%	12/01/2050	1,190	1,325,080
Series 2020 B, GO Bonds	8.25%	12/15/2050	622	666,092
Series 2020 C, GO Bonds	3.00%	12/15/2050	767	277,613
Meadowbrook Crossing Metropolitan District;
Series 2020 A, Ref. GO Bonds(i)	5.25%	12/01/2049	3,355	3,678,960
Series 2020 B, Ref. GO Bonds(i)	7.75%	12/15/2049	494	523,867
Meadowlark Metropolitan District;
Series 2020 A, GO Bonds	4.88%	12/01/2040	525	571,345
Series 2020 A, GO Bonds	5.13%	12/01/2050	755	825,812
Series 2020 B, GO Bonds	7.63%	12/15/2050	607	636,032
Mirabelle Metropolitan District No. 2; Series 2020 B, GO Bonds	7.38%	12/15/2049	1,473	1,531,691
Montrose (County of), CO (The Homestead at Montrose, Inc.);
Series 2003 A, RB	6.75%	02/01/2022	55	55,020
Series 2003 A, RB	7.00%	02/01/2025	800	800,205
Series 2003 A, RB	7.00%	02/01/2038	6,200	6,200,922
Mountain Sky Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2049	980	1,063,553
Muegge Farms Metropolitan District No. 1; Series 2021, GO Bonds	5.00%	12/01/2051	3,300	3,315,947
Neu Towne Metropolitan District; Series 2018 B, Ref. GO Bonds	7.75%	12/15/2046	2,285	2,407,586
Nexus North at DIA Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	570	620,414
North Holly Metropolitan District;
Series 2018 A, GO Bonds	5.50%	12/01/2048	1,260	1,356,190
Series 2018 B, GO Bonds	7.88%	12/15/2048	1,015	1,071,785
North Park Metropolitan District No. 1;
Seires 2018 A-2, RB	5.50%	12/01/2034	8,340	9,060,368
Seires 2018 A-2, RB	5.85%	12/01/2048	9,000	9,753,777
Series 2018 A-1, RB	5.38%	12/01/2034	5,650	6,122,748
Series 2018 A-1, RB	5.75%	12/01/2048	3,850	4,164,505
North Range Metropolitan District No. 2;
Series 2017 A, Ref. GO Bonds	5.63%	12/01/2037	3,270	3,478,607
Series 2017 A, Ref. GO Bonds	5.75%	12/01/2047	4,885	5,188,475
Series 2017 B, GO Bonds	7.75%	12/15/2047	2,830	2,966,697
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.25%	12/01/2050	7,320	8,155,980
Painted Prairie Metropolitain District No. 2; Series 2018, GO Bonds	5.25%	12/01/2048	3,000	3,162,901
Palisade Metropolitan District No. 2; Series 2019, GO Bonds	7.25%	12/15/2049	3,712	3,886,494
Peak Metropolitan District No. 1;
Series 2021 A, GO Bonds(i)	5.00%	12/01/2051	2,320	2,556,032
Series 2021 B, GO Bonds(i)	7.63%	12/15/2051	1,652	1,680,131
Promontory Metropolitan District No. 3; Series 2020 A, GO Bonds	6.25%	12/01/2050	1,040	1,114,963
Pronghorn Valley Metropolitan District;
Series 2021 A, GO Bonds	4.00%	12/01/2051	650	656,210
Series 2021 B, GO Bonds	7.25%	12/15/2051	500	500,884
Pueblo Urban Renewal Authority (Evraz); Series 2021, RB(i)	4.75%	12/01/2045	5,130	5,903,095
Raindance Metropolitan District No. 2; Series 2019 B, GO Bonds	7.50%	12/15/2049	2,290	2,392,950

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Reata Ridge Village Metropolitan District No. 2; Series 2019 B-3, GO Bonds	8.00%	12/15/2049	$615	$ 640,302
Remuda Ranch Metropolitan District; Series 2020 B, GO Bonds	7.63%	12/15/2050	574	591,036
Reunion Metropolitan District; Series 2021 A, RB	3.63%	12/01/2044	2,750	2,755,425
Riverdale Peaks II Metropolitan District; Series 2005, GO Bonds(k)	6.50%	12/01/2035	1,000	500,000
Riverview Metropolitan District; Series 2021, Ref. GO Bonds	5.00%	12/01/2051	575	619,239
RM Mead Metropolitan District;
Series 2020 A, GO Bonds	5.25%	12/01/2050	4,370	4,776,171
Series 2020 B, GO Bonds	8.00%	12/15/2050	610	633,429
Rock Canyon Metropolitan District;
Series 2020 A, GO Bonds	5.00%	12/01/2049	1,637	1,770,015
Series 2020 B, GO Bonds	8.75%	12/15/2049	398	417,094
Rocky Mountain Rail Park Metropolitan District;
Series 2021 A, GO Bonds(i)	5.00%	12/01/2041	3,645	3,954,653
Series 2021 A, GO Bonds(i)	5.00%	12/01/2051	7,110	7,630,518
Series 2021 B, GO Bonds(i)	8.25%	12/15/2051	7,200	7,288,943
Sabell Metropolitan District; Series 2020 A, GO Bonds(i)	5.00%	12/01/2050	1,055	1,154,070
Settler’s Crossing Metropolitan District No. 1;
Series 2020 A, GO Bonds(i)	5.00%	12/01/2040	1,000	1,100,001
Series 2020 A, GO Bonds(i)	5.13%	12/01/2050	1,630	1,790,631
Series 2020 B, GO Bonds	7.63%	12/15/2050	598	629,121
Severance Shores Metropolitan District No. 4; Series 2020 B, GO Bonds	8.25%	12/15/2049	805	850,263
Silver Peaks Metropolitan District No. 3;
Series 2020 A, GO Bonds	5.00%	12/01/2050	600	652,343
Series 2020 B, GO Bonds	7.00%	12/15/2050	500	509,317
South Aurora Regional Improvement Authority; Series 2018, RB	6.25%	12/01/2057	2,815	3,014,540
Spring Valley Metropolitan District No. 3;
Series 2020 A, GO Bonds	5.00%	12/01/2049	1,360	1,481,657
Series 2020 B, GO Bonds	8.50%	12/15/2049	1,331	1,392,392
St. Vrain Lakes Metropolitan District No. 2; Series 2017 B, GO Bonds	7.63%	12/15/2047	1,080	1,139,551
STC Metropolitan District No. 2; Series 2019 B, GO Bonds	8.00%	12/15/2049	3,954	4,126,653
Sterling Ranch Community Authority Board;
Series 2017 B, RB	7.50%	12/15/2047	6,500	6,791,623
Series 2020 B, RB	7.13%	12/15/2050	725	767,428
Tailholt Metropolitan District No. 3;
Series 2018 A, GO Bonds	6.00%	12/01/2048	7,545	8,082,950
Series 2018 B, GO Bonds	8.13%	12/15/2048	1,647	1,741,264
Talon Pointe Metropolitan District;
Series 2019 A, Ref. GO Bonds	5.25%	12/01/2039	3,260	3,637,195
Series 2019 A, Ref. GO Bonds	5.25%	12/01/2051	5,345	5,902,198
Series 2019 B, Ref. GO Bonds	8.00%	12/15/2051	2,595	2,715,992
Three Springs Metropolitan District No. 1; Series 2020 B, Ref. GO Bonds	7.13%	12/15/2050	1,695	1,736,138
Timberleaf Metropolitan District; Series 2020 B, GO Bonds	8.25%	12/15/2050	777	828,382
Trails at Crowfoot Metropolitan District No. 3;
Series 2019 A, GO Bonds	5.00%	12/01/2039	1,000	1,085,569
Series 2019, GO Bonds	9.00%	12/15/2049	3,140	3,293,362
Transport Metropolitan District No. 3;
Series 2021 A-1, GO Bonds	5.00%	12/01/2041	1,000	1,130,705
Series 2021 A-1, GO Bonds	5.00%	12/01/2051	4,960	5,548,026
Series 2021 A-2, GO Bonds(g)	5.50%	12/01/2051	3,000	2,697,489
Tuscan Foothills Village Metropolitan District; Series 2019 A, GO Bonds(g)	6.25%	12/01/2049	1,240	1,322,150
University of Colorado; Series 2014 A, RB(a)(b)(c)	5.00%	06/01/2024	16,835	19,042,762
Velocity Metropolitan District No. 5; Series 2020 A-2, GO Bonds(g)	6.00%	12/01/2050	13,100	9,672,067
Villages at Castle Rock Metropolitan District No. 6; Series 2021 B, Ref. GO Bonds(i)	5.70%	12/01/2051	27,543	29,845,066
Villages at Johnstown Metropolitan District No. 3;
Series 2020 A, GO Bonds	5.00%	12/01/2050	1,020	1,109,105
Series 2020 B, GO Bonds	7.50%	12/15/2050	843	863,563
Vista Ridge Metropolitan District; Series 2006 B, Ref. GO Bonds(a)(b)(g)	9.50%	12/01/2021	1,000	1,041,747

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Wagons West Metropolitan District;
Series 2020 A, GO Bonds	5.00%	12/01/2049	$1,685	$ 1,827,485
Series 2020 B-3, GO Bonds	8.50%	12/15/2049	553	572,846
Waters’ Edge Metropolitan District No. 2; Series 2021, GO Bonds	5.00%	12/01/2051	4,445	4,482,506
Waterstone Metropolitan District No. 1; Series 2020 A, GO Bonds	6.00%	12/01/2049	15,680	17,570,011
Westerly Metropolitan District No. 4;
Series 2021 A, GO Bonds	5.00%	12/01/2050	1,000	1,100,852
Series 2021 A-2, GO Bonds(g)	5.75%	12/01/2050	1,000	849,048
Series 2021 B, GO Bonds	8.00%	12/15/2050	4,238	4,285,444
Wild Plum Metropolitan District;
Series 2019 A, GO Bonds	5.00%	12/01/2049	600	655,053
Series 2019 B, GO Bonds(i)	7.75%	12/15/2049	505	537,734
Willow Springs Metropolitan District; Series 2019 B, GO Bonds	7.75%	12/15/2049	650	680,293
Winsome Metropolitan District No. 3; Series 2021 A, GO Bonds(i)	5.13%	12/01/2050	2,700	2,701,727
				1,004,371,722

Connecticut–0.19%
Connecticut (State of) (Social Bonds);
Series 2021 B, GO Bonds	3.00%	06/01/2038	1,850	2,049,169
Series 2021 B, GO Bonds	3.00%	06/01/2039	2,250	2,484,923
Series 2021 B, GO Bonds	5.00%	06/01/2041	250	327,728
Connecticut (State of) Health & Educational Facilities Authority (Nuvance Health);
Series 2019 A, Ref. RB	4.00%	07/01/2041	2,365	2,728,343
Series 2019 A, Ref. RB	4.00%	07/01/2049	3,000	3,402,229
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(e)(k)	5.13%	10/01/2036	7,935	952,200
Hamden (Town of), CT (Whitney Center); Series 2019, Ref. RB	5.00%	01/01/2050	9,000	9,770,021
				21,714,613

Delaware–0.15%
Delaware (State of) Economic Development Authority (Aspira of Delaware Charter Operations, Inc.); Series 2016 A, RB	5.00%	06/01/2051	2,200	2,428,075
Delaware (State of) Economic Development Authority (Newark Charter School); Series 2012, RB	5.00%	09/01/2042	1,350	1,374,215
Millsboro (Town of), DE (Plantation Lakes Special Development District);
Series 2018, Ref. RB(i)	5.13%	07/01/2038	8,000	9,016,251
Series 2018, Ref. RB(i)	5.25%	07/01/2048	4,100	4,582,515
				17,401,056

District of Columbia–1.38%
District of Columbia;
Series 2014 C, GO Bonds(c)	5.00%	06/01/2038	21,000	23,472,345
Series 2016 A, GO Bonds	4.00%	06/01/2036	2,870	3,294,371
District of Columbia (Ingleside at Rock Creek);
Series 2017 A, RB	5.00%	07/01/2032	500	545,599
Series 2017 A, RB	5.00%	07/01/2037	2,650	2,877,924
Series 2017 A, RB	5.00%	07/01/2052	10,485	11,278,919
District of Columbia (Medlantic/Helix); Series 1998 A, VRD RB (LOC - TD Bank N.A.)(m)(n)	0.02%	08/15/2038	2,585	2,585,000
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	7,750	8,062,589
District of Columbia Tobacco Settlement Financing Corp.;
Series 2006 A, RB(j)	0.00%	06/15/2046	100,920	21,957,043
Series 2006 C, RB(j)	0.00%	06/15/2055	60,320	6,146,518
District of Columbia Water & Sewer Authority; Series 2013 A, RB(a)(b)(c)	5.00%	10/01/2023	27,000	29,719,189
Metropolitan Washington Airports Authority;
Series 2010, RB (INS - BAM)(h)(j)	0.00%	10/01/2037	16,935	10,228,029
Series 2021 A, Ref. RB(d)	5.00%	10/01/2046	15,000	19,207,344
Series 2021 A, Ref. RB(d)	4.00%	10/01/2051	8,000	9,381,946
Subseries 2010 C-2, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(m)(n)	0.01%	10/01/2039	515	515,000
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2049	7,500	8,637,246
				157,909,062

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–5.55%
Alachua (County of), FL Health Facilities Authority (East Ridge Retirement Village, Inc.);
Series 2014, RB	5.00%	11/15/2024	$3,020	$ 3,059,876
Series 2014, RB	5.63%	11/15/2029	1,000	1,014,954
Series 2014, RB	6.00%	11/15/2029	4,000	4,074,046
Series 2014, RB	6.00%	11/15/2034	2,500	2,530,161
Series 2014, RB	6.25%	11/15/2044	22,145	22,314,496
Series 2014, RB	6.38%	11/15/2049	5,130	5,177,302
Alachua (County of), FL Health Facilities Authority (Oak Hammock at the University of Florida);
Series 2012 A, Ref. RB	8.00%	10/01/2032	1,000	1,079,406
Series 2012 A, Ref. RB	8.00%	10/01/2042	2,500	2,685,569
Series 2012 A, Ref. RB	8.00%	10/01/2046	2,000	2,146,213
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2011 A, RB (Acquired 10/24/2011-04/07/2020; Cost $3,468,869)(f)	8.00%	11/15/2031	3,640	3,646,589
Series 2011 A, RB (Acquired 10/24/2011-09/24/2020; Cost $15,103,469)(f)	8.13%	11/15/2041	15,205	15,220,971
Series 2011 A, RB (Acquired 10/24/2011-09/24/2020; Cost $18,861,742)(f)	8.13%	11/15/2046	19,100	19,118,890
Atlantic Beach (City of), FL (Fleet Landing);
Series 2018 A, RB	5.00%	11/15/2043	1,100	1,266,592
Series 2018 A, RB	5.00%	11/15/2048	5,000	5,737,382
Broward (County of), FL;
Series 2017, RB(c)(d)(l)	5.00%	10/01/2042	12,045	14,581,307
Series 2020-XL0136, Ctfs.(c)(d)	4.00%	10/01/2049	14,000	16,145,469
Buckeye Park Community Development District; Series 2008 A, RB(e)(k)	7.88%	05/01/2038	4,900	2,107,000
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.);
Series 2015, Ref. RB(i)	5.88%	07/01/2040	1,165	1,255,951
Series 2015, Ref. RB(i)	6.00%	07/01/2045	6,000	6,468,292
Series 2015, Ref. RB(i)	6.00%	07/01/2050	5,360	5,768,438
Capital Trust Agency, Inc. (Franklin Academy);
Series 2020, RB(i)	5.00%	12/15/2050	1,955	2,138,267
Series 2020, RB(i)	5.00%	12/15/2055	2,845	3,104,946
Capital Trust Agency, Inc. (H-Bay Ministries, Inc. - Superior Residences);
Series 2018 A-1, RB(e)	4.00%	07/01/2038	2,750	1,540,000
Series 2018 A-1, RB(e)	4.00%	07/01/2043	1,000	560,000
Series 2018 A-1, RB(e)	5.00%	07/01/2048	5,660	3,169,600
Series 2018 A-1, RB(e)	4.13%	07/01/2053	2,000	1,120,000
Series 2018 B, RB(e)	5.00%	07/01/2043	500	160,000
Series 2018 B, RB(e)	5.00%	07/01/2053	1,100	352,000
Capital Trust Agency, Inc. (Imagine School at North Manate); Series 2021, RB(i)	5.00%	06/01/2056	400	455,192
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.);
Series 2017, Ref. RB(i)	5.00%	07/01/2037	1,000	1,060,964
Series 2017, Ref. RB(i)	5.00%	07/01/2046	600	635,031
Capital Trust Agency, Inc. (Tallahassee Tapestry);
Series 2015, RB(e)(i)	6.75%	12/01/2035	5,405	1,729,600
Series 2015, RB(e)(i)	7.00%	12/01/2045	2,000	640,000
Series 2015, RB(e)(i)	7.13%	12/01/2050	1,000	320,000
Capital Trust Agency, Inc. (University Bridge LLC Student Housing);
Series 2018 A, RB(i)	4.00%	12/01/2028	4,110	4,576,843
Series 2018 A, RB(i)	5.25%	12/01/2043	15,850	18,791,513
Series 2018 A, RB(i)	5.25%	12/01/2058	15,500	18,151,937
Capital Trust Agency, Inc. (WFCS Portfolio); Series 2021 A, RB(i)	5.00%	01/01/2056	1,000	1,178,613
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities); Series 2019, RB(d)(i)	5.00%	10/01/2049	2,420	2,685,501
Collier (County of), FL Industrial Development Authority (The Arlington of Naples);
Series 2014 A, RB (Acquired 12/16/2013-09/18/2020; Cost $6,344,390)(e)(f)(i)	8.13%	05/15/2044	6,670	4,535,600
Series 2014 A, RB (Acquired 12/16/2013-12/19/2013; Cost $43,950,403)(e)(f)(i)	8.25%	05/15/2049	44,570	30,307,600
Series 2015 A, RB (Acquired 06/30/2015; Cost $345,000)(e)(f)(i)	5.50%	05/15/2025	345	234,600
Series 2015 A, RB (Acquired 06/30/2015; Cost $875,000)(e)(f)(i)	6.25%	05/15/2035	875	595,000
Series 2015 A, RB (Acquired 06/30/2015; Cost $3,000,000)(e)(f)(i)	6.50%	05/15/2049	3,000	2,040,000
East Homestead Community Development District; Series 2013, RB	5.63%	11/01/2043	2,000	2,100,288
Florida (State of) Mid-Bay Bridge Authority; Series 2011 A, RB(a)(b)	7.25%	10/01/2021	14,000	14,080,361

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Florida Development Finance Corp. (Glenridge on Palmer Ranch); Series 2021, Ref. RB	5.00%	06/01/2051	$2,500	$ 2,893,028
Florida Development Finance Corp. (Global Outreach Charter Academy);
Series 2021 A, Ref. RB(i)	4.00%	06/30/2046	925	1,000,695
Series 2021 A, Ref. RB(i)	4.00%	06/30/2056	1,390	1,487,600
Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(d)(i)	7.38%	01/01/2049	32,000	35,184,678
Florida Development Finance Corp. (Palm Bay Academy, Inc.);
Series 2017, Ref. RB(i)(k)	0.00%	05/15/2037	970	10
Series 2017, Ref. RB(i)	6.38%	05/15/2037	2,705	2,406,021
Series 2017, Ref. RB(i)(k)	6.38%	05/15/2037	1,265	253,000
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2012 A, RB(i)	6.00%	06/15/2032	4,250	4,373,661
Series 2012 A, RB(i)	6.13%	06/15/2043	4,250	4,360,562
Series 2015, RB(i)	6.13%	06/15/2046	14,035	15,857,533
Florida Development Finance Corp. (Sculptor Charter School);
Series 2008 A, RB	7.25%	10/01/2038	2,375	2,384,791
Series 2012, RB	7.00%	10/01/2026	70	70,271
Series 2012, RB	7.25%	10/01/2041	595	597,191
Florida Development Finance Corp. (Virgin Trains USA Passenger Rail);
Series 2019 A, Ref. RB(b)(d)(i)	6.25%	01/01/2024	14,410	14,822,759
Series 2019 A, Ref. RB(b)(d)(i)	6.38%	01/01/2026	43,480	45,141,132
Series 2019 A, Ref. RB(b)(d)(i)	6.50%	01/01/2029	6,310	6,533,939
Florida Development Finance Corp. (Waste Pro U.S.A., Inc.); Series 2021, RB(d)	3.00%	06/01/2032	500	527,355
Gramercy Farms Community Development District;
Series 2007 A-1, RB(e)	5.25%	05/01/2039	1,335	3,351
Series 2007 A-2, RB(e)	5.25%	05/01/2039	1,700	4,267
Series 2011, Ref. RB(k)	0.00%	05/01/2039	18,120	9,422,400
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018-12/30/2020; Cost $12,290,157)(f)	6.25%	04/01/2049	13,980	7,125,691
Hillsborough (County of), FL Industrial Development Authority (Tampa General Hospital); Series 2020, RB	4.00%	08/01/2045	1,500	1,763,424
Kendall Breeze West Community Development District; Series 2004, RB	5.88%	05/01/2034	970	971,551
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.75%	08/15/2050	9,000	10,341,274
Series 2020 A, Ref. RB	5.75%	08/15/2055	6,000	6,859,058
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(i)	5.50%	07/15/2048	2,250	2,481,392
Series 2018 A, RB(i)	5.75%	07/15/2053	2,030	2,285,545
Lee (County of), FL Industrial Development Authority (Cypress Cove Healthpark);
Series 2012, Ref. RB(a)(b)	5.25%	10/01/2022	4,500	4,742,131
Series 2012, Ref. RB(a)(b)	5.75%	10/01/2022	10,100	10,697,903
Series 2012, Ref. RB(a)(b)	6.50%	10/01/2022	10,000	10,663,801
Lee (County of), FL Industrial Development Authority (Lee County Community Charter Schools, LLC);
Series 2012, IDR	5.50%	06/15/2032	1,880	1,920,293
Series 2012, IDR	5.75%	06/15/2042	3,210	3,273,372
Miami-Dade (County of), FL;
Series 2009, RB(j)	0.00%	10/01/2035	12,000	8,442,728
Series 2009, RB(j)	0.00%	10/01/2042	42,215	23,018,176
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB(c)	5.00%	04/01/2053	13,500	16,131,996
Miami-Dade (County of), FL Health Facilities Authority (Miami Children’s Hospital);
Series 2010, Ref. RB	6.00%	08/01/2030	135	135,639
Series 2010, Ref. RB	6.13%	08/01/2042	65	65,265
Miami-Dade (County of), FL Water & Sewer System;
Series 2019 XX1109, Revenue Ctfs.(c)(l)	4.00%	10/01/2049	17,500	20,366,658
Series 2021, RB	3.00%	10/01/2040	2,625	2,892,582
Series 2021, RB	3.00%	10/01/2043	5,065	5,511,250
Series 2021, RB	3.00%	10/01/2051	12,000	12,975,608
Orange (County of), FL Housing Finance Authority (Alhambra Trace Apartments); Series 1998 C, RB	7.00%	04/01/2028	1,010	1,012,013

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Orange (County of), FL Housing Finance Authority (Governors Manor Apartments); Series 2001 F-4, RB	7.25%	10/01/2031	$3,320	$ 3,328,929
Orange (County of), FL Housing Finance Authority (Lake Davis Apartments); Series 2001 F-1, RB	7.25%	10/01/2031	690	691,856
Orange (County of), FL Housing Finance Authority (Lake Jennie Phase I); Series 2001 F-2, RB	7.25%	10/01/2031	180	180,484
Orange (County of), FL Housing Finance Authority (Lake Jennie Phase II); Series 2001 F-3, RB	7.25%	10/01/2031	690	691,856
Orange (County of), FL Housing Finance Authority (Mellonville Trace Apartments); Series 2001 F-5, RB	7.25%	10/01/2031	265	265,713
Orlando (City of), FL; Series 2014 A, RB(a)(b)(c)	5.00%	05/01/2024	20,305	22,916,310
Osceola (County of), FL; Series 2020 A-1, Ref. RB	4.00%	10/01/2054	4,100	4,728,928
Palm Beach (County of), FL Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 A, RB	7.50%	06/01/2049	2,750	2,914,183
Pinellas (County of), FL Educational Facilities Authority (Pinellas Preparatory Academy);
Series 2011 A, RB(a)	6.13%	09/15/2021	160	160,341
Series 2011 A, RB(a)(b)	7.13%	09/15/2021	3,250	3,258,034
Polk (County of), FL Industrial Development Authority (Carpenter’s Home Estates); Series 2019, Ref. IDR	5.00%	01/01/2049	4,690	5,221,097
Polk (County of), FL Industrial Development Authority (Mineral Development LLC); Series 2020, RB(d)(i)	5.88%	01/01/2033	7,000	8,982,936
Reunion East Community Development District;
Series 2002 A-2, RB(e)(k)	7.38%	05/01/2033	145	1
Series 2005, RB(e)(k)	5.80%	05/01/2036	1,716	17
Series 2015-1, RB	6.60%	05/01/2033	35	35,087
Series 2015-2, RB	6.60%	05/01/2036	1,495	1,498,705
Sterling Hill Community Development District; Series 2003 A, RB(k)(o)	6.20%	05/01/2035	1,375	824,806
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	4,000	4,522,696
Tampa Bay Water; Series 2001 A, RB (INS - NATL)(c)(h)	6.00%	10/01/2029	13,440	18,667,846
Treeline Preserve Community Development District; Series 2007 A, RB(e)(k)	6.80%	05/01/2039	4,895	2,447,500
				634,001,279

Georgia–0.86%
Atlanta (City of), GA; Series 2015, Ref. RB(c)	5.00%	11/01/2040	37,555	43,526,939
Fulton (County of), GA Residential Care Facilities for the Elderly Authority (Canterbury Court);
Series 2019 A, Ref. RB(i)	5.00%	04/01/2047	2,740	2,963,085
Series 2019 A, Ref. RB(i)	5.00%	04/01/2054	1,660	1,788,545
George L Smith II Congress Center Authority (Convention Center Hotel);
Series 2021, RB(i)	5.00%	01/01/2036	2,000	2,432,734
Series 2021, RB(i)	5.00%	01/01/2054	6,000	7,098,478
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4); Series 2019 A, RB	5.00%	01/01/2049	15,000	18,253,083
Georgia (State of) Road & Tollway Authority (Managed Lane System); Series 2021 A, RB	3.00%	07/15/2047	10,000	10,912,385
Marietta (City of), GA Developing Authority (Life University, Inc.);
Series 2017 A, Ref. RB(i)	5.00%	11/01/2037	6,000	6,774,926
Series 2017 A, Ref. RB(i)	5.00%	11/01/2047	4,480	4,977,970
				98,728,145

Guam–0.03%
Guam (Territory of); Series 2021 F, Ref. RB	4.00%	01/01/2042	3,000	3,427,950

Idaho–0.25%
Gooding Industrial Development Corp. (Intrepid Technology & Resources); Series 2006, RB (Acquired 11/03/2006; Cost $7,640,000)(d)(e)(f)(k)	7.50%	11/01/2024	7,640	0
Idaho (State of) Health Facilities Authority (Terraces of Boise);
Series 2014 A, RB	7.00%	10/01/2024	550	478,904
Series 2014 A, RB	7.38%	10/01/2029	100	86,769
Series 2014 A, RB (Acquired 01/15/2014-09/18/2020; Cost $15,089,356)(f)	8.00%	10/01/2044	17,030	14,851,408
Series 2014 A, RB (Acquired 01/15/2014-05/22/2020; Cost $10,875,679)(f)	8.13%	10/01/2049	12,000	10,470,694
Idaho (State of) Housing & Finance Association (North Star Charter School); Series 2014 B, Ref. RB(i)(j)	0.00%	07/01/2049	9,112	2,397,685
				28,285,460

Illinois–9.60%
Bartlett (Village of), IL (Quarry Redevelopment); Series 2007, Ref. RB	5.60%	01/01/2023	1,925	1,929,389

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Bolingbrook (Village of), IL;
Series 2005, RB	6.25%	01/01/2024	$2,674	$ 2,645,192
Series 2005, RB	6.00%	01/01/2026	4,500	4,422,330
Bolingbrook (Village of), IL Special Service Area No. 2005-1; Series 2019, Ref. RB	5.25%	03/01/2041	4,000	4,278,876
Burbank (City of), IL (Intercultural Montessori Language School); Series 2015, RB(i)	6.25%	09/01/2045	4,000	4,397,611
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2034	3,145	3,588,577
Series 2003 B, Ref. GO Bonds	5.50%	01/01/2032	2,150	2,455,153
Series 2003 B, Ref. GO Bonds	5.50%	01/01/2033	3,000	3,423,979
Series 2003 B, Ref. GO Bonds	5.50%	01/01/2034	2,160	2,464,651
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2037	6,075	6,920,980
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2035	2,500	2,850,198
Series 2007 F, Ref. GO Bonds	5.50%	01/01/2035	10,640	12,130,443
Series 2007 G, Ref. GO Bonds	5.50%	01/01/2035	375	427,530
Series 2007 G, Ref. GO Bonds	5.50%	01/01/2042	400	454,251
Series 2011, COP	7.13%	05/01/2025	9,185	9,187,398
Series 2011, COP	7.13%	05/01/2025	9,700	9,702,533
Series 2012 A, GO Bonds	5.00%	01/01/2033	3,500	3,547,240
Series 2014 A, Ref. GO Bonds	5.25%	01/01/2033	3,250	3,545,960
Series 2014, RB(c)	5.00%	01/01/2044	16,755	18,416,282
Series 2015 A, GO Bonds	5.50%	01/01/2034	4,440	5,066,226
Series 2015 A, GO Bonds	5.50%	01/01/2035	2,000	2,280,158
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	64,150	79,820,902
Chicago (City of), IL (Diversey/Narragansett); Series 2006, COP(k)	7.46%	02/15/2026	2,034	1,561,698
Chicago (City of), IL (Lakeshore East); Series 2003, RB	6.63%	12/01/2022	976	979,449
Chicago (City of), IL (O’Hare International Airport);
Series 2017 D, RB(c)(d)	5.00%	01/01/2047	27,500	32,617,783
Series 2017 D, RB(c)(d)	5.00%	01/01/2052	9,960	11,823,303
Series 2018 A, Ref. RB(d)	5.00%	01/01/2053	5,000	6,086,250
Chicago (City of), IL Board of Education;
Series 2011 A, GO Bonds	5.50%	12/01/2039	13,000	13,153,358
Series 2011 A, GO Bonds	5.00%	12/01/2041	3,315	3,349,605
Series 2012 A, GO Bonds	5.00%	12/01/2042	12,280	12,829,119
Series 2015 C, GO Bonds	5.25%	12/01/2039	23,310	26,084,787
Series 2017 H, GO Bonds	5.00%	12/01/2046	3,000	3,592,295
Series 2018 D, Ref. GO Bonds	5.00%	12/01/2046	4,000	4,886,868
Series 2018 D, Ref. GO Bonds	5.00%	12/01/2046	19,170	20,414,390
Chicago (City of), IL Metropolitan Water Reclamation District; Series 2016 C, GO Bonds(c)(l)	5.00%	12/01/2045	19,750	23,597,010
Chicago (City of), IL Transit Authority; Series 2014, RB(c)	5.25%	12/01/2049	27,000	31,087,562
Cook (County of), IL; Series 2018, RB(c)	5.25%	11/15/2036	7,750	9,653,291
East Dundee (Village of), IL (Route 25 South Redevelopment); Series 2012, RB	5.63%	12/01/2031	1,530	1,533,931
Evanston (City of), IL (Roycemore School); Series 2021, RB(i)	4.63%	04/01/2051	1,250	1,279,660
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Series 2014 A, RB	5.38%	03/01/2034	1,379	1,379,896
Gilberts Special Service Area No. 25 (The Conservancy); Series 2018 A, RB(g)	6.00%	03/01/2048	13,121	13,781,612
Illinois (State of);
Series 2013, GO Bonds	5.50%	07/01/2027	5,105	5,553,127
Series 2013, GO Bonds	5.25%	07/01/2030	4,965	5,357,127
Series 2013, GO Bonds	5.50%	07/01/2033	1,520	1,638,194
Series 2013, GO Bonds	5.50%	07/01/2038	9,000	9,674,939
Series 2016, GO Bonds	5.00%	11/01/2028	10,700	12,774,359
Series 2016, GO Bonds	4.00%	06/01/2033	3,150	3,483,953
Series 2016, Ref. GO Bonds	5.00%	02/01/2025	4,775	5,489,136
Series 2016, Ref. GO Bonds	5.00%	02/01/2026	4,775	5,647,010
Series 2016, Ref. GO Bonds	5.00%	02/01/2027	12,145	14,738,787
Series 2017 A, GO Bonds	5.00%	12/01/2034	5,125	6,141,588
Series 2017 C, GO Bonds	5.00%	11/01/2029	10,350	12,556,312
Series 2017 D, GO Bonds(c)(l)	5.00%	11/01/2023	33,000	36,282,262
Series 2017 D, GO Bonds	5.00%	11/01/2025	21,000	24,670,779

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Series 2017 D, GO Bonds	5.00%	11/01/2026	$7,500	$ 9,047,038
Series 2017 D, GO Bonds	5.00%	11/01/2027	13,000	16,015,499
Series 2018 A, GO Bonds	6.00%	05/01/2028	6,985	9,137,605
Series 2020, GO Bonds	5.75%	05/01/2045	8,750	11,297,963
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(d)	8.00%	06/01/2032	4,020	4,026,130
Illinois (State of) Finance Authority (Collegiate Housing Foundation - DeKalb II, LLC - Northern Illinois University); Series 2011, RB(a)(b)	6.88%	10/01/2021	7,000	7,037,484
Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, RB(i)	6.00%	12/01/2045	3,715	4,248,581
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2035	3,000	3,470,550
Series 2019 A, Ref. RB	5.00%	11/01/2040	6,660	7,633,914
Series 2019 A, Ref. RB	5.00%	11/01/2049	34,075	38,629,086
Illinois (State of) Finance Authority (Montgomery Place);
Series 2017, Ref. RB	5.25%	05/15/2037	6,795	7,404,560
Series 2017, Ref. RB	5.25%	05/15/2048	12,770	13,710,629
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(m)	0.01%	12/01/2046	250	250,000
Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2018 B, Ref. VRD RB (LOC - JP Morgan Chase Bank N.A.)(m)(n)	0.01%	11/15/2037	13,910	13,910,000
Series 2018 C, Ref. VRD RB (LOC - PNC Bank N.A.)(m)(n)	0.01%	11/15/2037	7,700	7,700,000
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	62,915	63,220,218
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB(a)(b)	7.00%	08/15/2023	12,210	13,686,539
Illinois (State of) Finance Authority (Plymouth Place);
Series 2015, Ref. RB(a)(b)	5.25%	05/15/2025	4,810	5,652,953
Series 2015, Ref. RB(a)(b)	5.25%	05/15/2025	1,850	2,174,213
Illinois (State of) Finance Authority (Rogers Park Montessori School);
Series 2014, Ref. RB	6.00%	02/01/2034	750	807,990
Series 2014, Ref. RB	6.13%	02/01/2045	1,500	1,606,148
Illinois (State of) Finance Authority (Roosevelt University);
Series 2007, RB	5.50%	04/01/2037	9,170	9,192,069
Series 2018 B, Ref. RB(i)	6.13%	04/01/2058	6,000	7,319,366
Series 2019 A, RB(i)	6.13%	04/01/2049	5,000	6,153,807
Series 2019 A, RB(i)	6.13%	04/01/2058	15,350	18,725,378
Illinois (State of) Finance Authority (Rush University Medical Center);
Series 2015 A, Ref. RB	5.00%	11/15/2038	2,500	2,877,293
Series 2015 B, Ref. RB	5.00%	11/15/2039	3,700	4,255,470
Illinois (State of) Finance Authority (Social Bonds);
Series 2021, Ref. RB	4.00%	11/01/2041	725	852,605
Series 2021, Ref. RB	4.00%	11/01/2056	350	400,898
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	5.00%	02/15/2032	985	1,080,002
Series 2017, Ref. RB	5.25%	02/15/2037	2,365	2,598,115
Series 2017, Ref. RB	5.25%	02/15/2047	7,500	8,189,859
Illinois (State of) Finance Authority (United Neighborhood Organization Charter School Network, Inc.);
Series 2011, Ref. RB	6.88%	10/01/2031	2,595	2,608,896
Series 2011, Ref. RB	7.13%	10/01/2041	1,000	1,005,556
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(a)(b)	5.25%	04/01/2023	27,000	29,159,536
Illinois (State of) Finance Authority (Villa St. Benedict);
Series 2015, Ref. RB	6.13%	11/15/2035	9,210	10,561,440
Series 2015, Ref. RB	6.38%	11/15/2043	10,700	12,251,894
Illinois (State of) Housing Development Authority (Stonebridge of Gurnee); Series 2016 A, RB(i)	5.45%	01/01/2046	5,000	4,833,652

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 A, RB (INS - NATL)(h)(j)	0.00%	06/15/2034	$5,000	$ 3,824,935
Series 2002 A, RB (INS - NATL)(h)(j)	0.00%	12/15/2038	29,950	20,029,071
Series 2002 A, RB (INS - NATL)(h)(j)	0.00%	12/15/2040	25,000	15,676,055
Series 2012 A, RB(a)	5.00%	06/15/2042	2,000	2,073,743
Series 2012 B, RB(j)	0.00%	12/15/2051	13,165	5,569,964
Series 2012, RB(j)	0.00%	12/15/2050	35,755	15,644,722
Series 2015 A, RB	5.00%	06/15/2053	4,000	4,552,304
Series 2015, RB(j)	0.00%	12/15/2052	31,000	12,709,225
Series 2017 B, Ref. RB(g)	4.95%	12/15/2047	3,000	2,650,198
Series 2017 B, Ref. RB(j)	0.00%	12/15/2054	20,000	7,694,534
Series 2017, RB	5.00%	06/15/2057	10,000	11,874,361
Series 2020, Ref. RB	5.00%	12/15/2045	680	837,874
Series 2020, Ref. RB	5.00%	06/15/2050	13,700	16,809,681
Malta (Village of), IL (Prairie Springs); Series 2006, RB(k)(o)	5.75%	12/30/2025	1,800	630,000
Matteson (Village of), IL; Series 2015, RB	6.50%	12/01/2035	1,220	1,358,035
Metropolitan Water Reclamation District of Greater Chicago; Series 2015 A, GO Bonds(c)	5.00%	12/01/2044	31,000	35,250,274
Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	5.00%	01/01/2039	2,000	2,085,968
Plano (City of), IL Special Service Area No. 10 (Lakewood Springs Club); Series 2007, RB(e)(k)	5.80%	03/01/2037	5,615	617,650
Sales Tax Securitization Corp.; Series 2018 C, Ref. RB	5.25%	01/01/2048	15,000	18,645,798
Southwestern Illinois Development Authority (US Steel Corp.); Series 2012, RB(d)	5.75%	08/01/2042	1,945	2,001,536
St. Charles (City of), IL Special Service Area No. 21; Series 1998, RB	6.63%	03/01/2028	735	735,986
Volo (Village of), IL Special Service Area No. 17; Series 2017, Ref. RB	5.50%	03/01/2047	1,210	1,271,146
Yorkville (United City of), IL Special Service Area No. 2006-113 (Cannonball/Beecher Road); Series 2007, RB	5.75%	03/01/2028	2,975	2,980,115
				1,095,911,410

Indiana–0.63%
Indiana (State of) Finance Authority (CWA Authority); Series 2016 B, Ref. RB	3.00%	10/01/2046	1,790	1,924,017
Indiana (State of) Finance Authority (Good Samaritan Hospital); Series 2016 A, RB	5.50%	04/01/2046	5,785	6,605,546
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2015 A, Ref. RB(c)	5.00%	12/01/2040	15,750	18,177,266
Indiana (State of) Finance Authority (Irvington Community School);
Series 2018 A, Ref. RB(i)	5.90%	07/01/2038	1,000	1,084,911
Series 2018 A, Ref. RB(i)	6.00%	07/01/2048	2,750	2,987,830
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.); Series 2012 A, RB	5.00%	06/01/2039	7,145	7,313,983
Indiana (State of) Finance Authority (United States Steel Corp.); Series 2021 A, Ref. RB	4.13%	12/01/2026	3,000	3,273,740
Indianapolis (City of), IN (Ritter Affordable Assisted Living); Series 2014, RB (Acquired 04/25/2014; Cost $5,410,000)(f)	6.90%	12/01/2033	5,410	5,387,140
Valparaiso (City of), IN (Pratt Paper, LLC);
Series 2013, RB(d)	6.75%	01/01/2034	10,785	12,148,377
Series 2013, RB(d)	7.00%	01/01/2044	11,000	12,494,504
				71,397,314

Iowa–1.66%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB	5.25%	12/01/2025	47,390	51,698,391
Series 2013, Ref. RB(b)	5.25%	12/01/2037	14,010	15,383,291
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2016, RB	5.00%	05/15/2047	4,500	5,115,930
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2038	1,000	1,206,770
Series 2021 A-2, Ref. RB	4.00%	06/01/2039	1,000	1,202,787
Series 2021 A-2, Ref. RB	4.00%	06/01/2040	1,000	1,198,819
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	12,500	14,547,324
Series 2021 B-1, Ref. RB	0.38%	06/01/2030	1,070	1,071,637
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	30,600	35,465,859
Series 2021 B-2, Ref. RB(j)	0.00%	06/01/2065	330,500	62,191,837
				189,082,645

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas–0.47%
Olathe (City of), KS (West Village Center);
Series 2007, RB	5.45%	09/01/2022	$780	$ 779,442
Series 2007, RB	5.50%	09/01/2026	2,835	2,798,972
Roeland Park (City of), KS (TDD No. 1);
Series 2005, RB(k)(o)	5.75%	12/01/2025	379	253,827
Series 2006 A, RB(k)(o)	5.88%	12/01/2025	711	476,352
Roeland Park (City of), KS (TDD No. 2); Series 2006 B, RB(k)(o)	5.88%	12/01/2025	854	589,407
University of Kansas Hospital Authority (KU Health System); Series 2004, VRD RB (LOC - U.S. Bank N.A.)(m)(n)	0.01%	09/01/2034	14,145	14,145,000
Wichita (City of), KS (Larksfield Place);
Series 2013 III, Ref. RB(a)(b)	7.13%	12/15/2023	1,000	1,152,631
Series 2013 III, Ref. RB(a)(b)	7.38%	12/15/2023	5,000	5,791,565
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2013 IV-A, RB	6.38%	05/15/2043	5,000	5,295,808
Series 2013 IV-A, RB	6.50%	05/15/2048	11,000	11,656,468
Series 2014 IV-A, RB	5.63%	05/15/2044	1,850	1,969,132
Series 2014 IV-A, RB	5.63%	05/15/2049	2,750	2,921,944
Series 2019, Ref. RB	5.00%	05/15/2050	3,265	3,566,193
Wyandotte (County of), KS Unified Government (Legends Apartments Garage & West Lawn); Series 2018, RB	4.50%	06/01/2040	1,975	2,080,452
				53,477,193

Kentucky–0.69%
Christian (County of), KY (Jennie Stuart Medical Center, Inc.);
Series 2016, Ref. RB	5.38%	02/01/2036	11,895	13,692,601
Series 2016, Ref. RB	5.50%	02/01/2044	10,670	12,237,362
Kentucky (Commonwealth of) Economic Development Finance Authority (Baptist Healthcare System); Series 2017 B, RB	5.00%	08/15/2046	7,855	9,412,370
Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Homes of Kentucky, Inc.); Series 2012, Ref. RB	5.38%	11/15/2032	1,600	1,628,691
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2041	4,000	4,683,743
Kentucky (Commonwealth of) Economic Development Finance Authority (Rosedale Green);
Series 2015, Ref. RB	5.50%	11/15/2035	1,200	1,248,661
Series 2015, Ref. RB	5.75%	11/15/2045	2,350	2,433,869
Series 2015, Ref. RB	5.75%	11/15/2050	4,650	4,807,019
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing);
Series 2013 C, RB(g)	6.60%	07/01/2039	9,000	11,253,718
Series 2013 C, RB(g)	6.75%	07/01/2043	5,000	6,235,528
Series 2013 C, RB(g)	6.88%	07/01/2046	7,000	8,746,522
Kentucky (State of) Economic Development Finance Authority (Christian Care Communities);
Series 2021, Ref. RB	5.00%	07/01/2050	1,000	1,085,507
Series 2021, Ref. RB	5.13%	07/01/2055	1,000	1,090,313
				78,555,904

Louisiana–0.61%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority;
Series 2015 A, Ref. RB	6.00%	11/15/2030	2,250	2,524,949
Series 2015 A, Ref. RB	6.00%	11/15/2035	4,135	4,571,264
Series 2015 A, Ref. RB	6.25%	11/15/2045	8,985	9,883,326
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Assumption Parish Gomesa); Series 2021, RB(i)	3.88%	11/01/2045	5,875	6,088,248
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Cameron Parish, Louisiana Gomesa) (Green Bonds); Series 2018, RB(i)	5.65%	11/01/2037	4,295	5,214,874
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Lafourche Parish Gomesa); Series 2019, RB(i)	3.95%	11/01/2043	4,475	4,913,220
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Livingston Parish Gomesha) (Green Bonds); Series 2018, Ref. RB(i)	5.38%	11/01/2038	665	793,514

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. Mary Parish Gomesa); Series 2019, RB(i)	4.40%	11/01/2044	$3,870	$ 4,325,207
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Terrebonne Parish Gomesa Project); Series 2018 A, RB(i)	5.50%	11/01/2039	2,465	2,844,991
Louisiana (State of) Local Government Environmental Facilities and Community Development Authority (Vermilion (Parish of), LA Gomesa) (Green Bonds); Series 2019, RB(i)	4.63%	11/01/2038	2,080	2,379,938
Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC); Series 2013 B, Ref. VRD RB (LOC - JPMorgan Chase Bank, N.A.)(m)(n)	0.02%	09/01/2033	1,170	1,170,000
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC - Bank of New York Mellon (The))(m)(n)	0.02%	07/01/2047	380	380,000
New Orleans (City of), LA Aviation Board (North Terminal); Series 2017 B, RB(c)(d)(l)	5.00%	01/01/2048	17,750	21,093,197
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2010, RB(i)	6.35%	07/01/2040	3,000	4,039,498
				70,222,226

Maine–0.25%
Maine (State of) Health & Higher Educational Facilities Authority; Series 2021 A, Ref. RB (INS - AGM)(h)	4.00%	07/01/2050	700	831,763
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Healthcare System);
Series 2016 A, RB	5.00%	07/01/2041	5,000	5,711,911
Series 2016 A, RB	5.00%	07/01/2046	3,705	4,205,991
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Medical Center Obligated Group); Series 2013, RB(a)(b)	5.00%	07/01/2023	16,300	17,716,274
				28,465,939

Maryland–0.44%
Anne Arundel (County of), MD (The Villages at Two Rivers); Series 2014, RB	5.25%	07/01/2044	2,145	2,252,308
Baltimore (City of), MD (Convention Center Hotel); Series 2017, Ref. RB	5.00%	09/01/2032	3,135	3,395,553
Howard (County of), MD (Annapolis Junction Town Center);
Series 2014, RB	5.80%	02/15/2034	720	763,635
Series 2014, RB	6.10%	02/15/2044	1,420	1,506,027
Howard (County of), MD (Vantage House Facility); Series 2016, Ref. RB	5.00%	04/01/2046	2,710	2,872,063
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	6.13%	01/01/2036	1,500	1,529,042
Maryland (State of) Health & Higher Educational Facilities Authority (Frederick Health System); Series 2020, Ref. RB	4.00%	07/01/2045	1,000	1,165,632
Maryland Economic Development Corp.; Series 2020, RB	4.00%	09/01/2050	4,000	4,553,231
Montgomery (County of), MD; Series 2017 E, VRD GO Bonds(m)	0.01%	11/01/2037	21,000	21,000,000
Prince George’s (County of), MD (Westphalia Town Center);
Series 2018, RB(i)	5.13%	07/01/2039	1,300	1,466,850
Series 2018, RB(i)	5.25%	07/01/2048	2,100	2,366,697
Rockville (City of), MD (Ingleside at King Farm);
Series 2017 A-1, Ref. RB	5.00%	11/01/2037	1,250	1,371,836
Series 2017 B, RB	5.00%	11/01/2042	4,600	5,023,199
Series 2017 B, RB	5.00%	11/01/2047	500	544,239
				49,810,312

Massachusetts–0.92%
Collegiate Charter School of Lowell;
Series 2019, RB	5.00%	06/15/2049	1,750	1,927,030
Series 2019, RB	5.00%	06/15/2054	1,620	1,780,824
Massachusetts (Commonwealth of); Series 2004 A, Ref. GO Bonds (INS - AMBAC)(c)(h)	5.50%	08/01/2030	32,040	44,540,025
Massachusetts (Commonwealth of) Development Finance Agency (Lawrence General Hospital); Series 2017, Ref. RB	5.00%	07/01/2047	2,700	2,626,837
Massachusetts (Commonwealth of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(c)	5.50%	07/01/2032	5,015	7,257,952
Massachusetts (Commonwealth of) Development Finance Agency (Milford Regional Medical Center); Series 2020, Ref. RB(i)	5.00%	07/15/2046	500	609,748
Massachusetts (State of) Transportation Trust Fund; Series 2010 A-1, VRD RB (LOC - Citibank N.A.)(m)(n)	0.01%	01/01/2037	500	500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
University of Massachusetts Building Authority; Series 2017-1, RB(c)	5.25%	11/01/2047	$36,580	$ 46,080,558
				105,322,974

Michigan–1.01%
Advanced Technology Academy; Series 2019, Ref. RB	5.00%	11/01/2044	900	1,002,588
Charyl Stockwell Academy;
Series 2015, Ref. RB	5.50%	10/01/2035	2,740	2,874,931
Series 2015, Ref. RB	5.75%	10/01/2045	3,500	3,667,466
Dearborn Economic Development Corp. (Henry Ford Village, Inc.);
Series 2008, Ref. RB (Acquired 09/12/2008; Cost $5,100,000)(e)(f)	7.00%	11/15/2028	5,100	4,845,000
Series 2008, Ref. RB (Acquired 09/12/2008-11/12/2009; Cost $7,281,933)(e)(f)	7.13%	11/15/2043	7,700	7,315,000
Series 2017, RB (Acquired 09/21/2017; Cost $4,930,000)(e)(f)(i)	7.50%	11/15/2044	4,930	4,683,500
Detroit (City of), MI Water and Sewerage Department; Series 2012 A, Ref. RB(a)(b)	5.00%	07/01/2022	12,725	13,242,510
Detroit Community High School;
Series 2005, RB(a)(b)	5.65%	09/23/2021	630	632,005
Series 2005, RB(a)(b)	5.75%	09/23/2021	1,000	1,003,240
Grand Blanc Academy; Series 2000, COP	7.75%	02/01/2030	1,590	1,497,397
Kalamazoo Economic Development Corp. (Friendship Village of Kalamazoo);
Series 2021, Ref. RB(i)	5.00%	08/15/2041	1,235	1,393,150
Series 2021, Ref. RB(i)	5.00%	08/15/2051	1,510	1,685,275
Kentwood Economic Development Corp. (Holland Home Obligated Group);
Series 2012, Ref. RB(a)	5.63%	11/15/2032	3,500	3,599,967
Series 2012, Ref. RB(a)	5.63%	11/15/2041	4,160	4,270,798
Michigan (State of) Finance Authority;
Series 2020 B-2, Ref. RB(j)	0.00%	06/01/2065	70,000	9,486,414
Series 2021, Ref. RB	4.00%	09/01/2046	1,750	2,021,913
Series 2021, Ref. RB	3.00%	09/01/2050	785	820,071
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 D-4, Ref. RB	5.00%	07/01/2031	7,000	7,900,576
Series 2014 D-4, Ref. RB	5.00%	07/01/2032	4,000	4,512,195
Series 2014 D-4, Ref. RB	5.00%	07/01/2034	8,700	9,800,883
Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.);
Series 2016, RB(i)	5.00%	07/01/2036	1,970	1,981,616
Series 2016, RB(i)	5.00%	07/01/2046	1,000	980,416
Series 2016, RB(i)	5.00%	07/01/2051	2,000	1,942,518
Michigan (State of) Strategic Fund (Evangelical Homes); Series 2013, Ref. RB	5.50%	06/01/2047	6,350	6,462,799
Michigan State University Board of Trustees; Series 2000 A-1, VRD RB(m)	0.03%	08/15/2030	450	450,000
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(m)(n)	0.01%	03/01/2031	600	600,000
Saline Economic Development Corp. (Evangelical Homes of Michigan); Series 2013, Ref. RB	5.50%	06/01/2047	6,735	6,854,638
Waterford Township Economic Development Corp. (Canterbury Health Care, Inc.);
Series 2016 A, Ref. RB(i)	5.00%	07/01/2036	4,550	4,576,829
Series 2016 A, Ref. RB(i)	5.00%	07/01/2046	2,000	1,960,833
Series 2016 A, Ref. RB(i)	5.00%	07/01/2051	2,795	2,714,668
				114,779,196

Minnesota–1.17%
Anoka (City of), MN (The Homestead at Anoka, Inc.); Series 2017, Ref. RB	5.50%	11/01/2046	3,700	4,061,452
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.00%	07/01/2037	375	405,831
Brooklyn Park (City of), MN (Athlos Leadership Academy);
Series 2015, RB	5.50%	07/01/2035	840	910,984
Series 2015, RB	5.50%	07/01/2040	2,250	2,422,441
Series 2015, RB	5.75%	07/01/2046	2,800	3,020,738
Carlton (City of), MN (Inter-Faith Care Center); Series 2006, Ref. RB	5.70%	04/01/2036	2,000	1,999,946
Deephaven (City of), MN (Seven Hills Preparatory Academy); Series 2017, RB	5.00%	10/01/2049	1,200	1,247,828
Minneapolis (City of), MN (Riverton Community Housing);
Series 2014, Ref. RB	5.50%	08/01/2049	6,500	6,974,430
Series 2018, RB(i)	4.75%	08/01/2043	600	637,469
Minnesota (State of); Series 2015 A, GO Bonds	5.00%	08/01/2034	13,000	15,334,485
Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB(m)	0.02%	11/01/2035	1,295	1,295,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	$6,000	$ 6,452,407
Sartell (City of), MN (Country Manor Campus LLC); Series 2013, RB	5.38%	09/01/2043	5,000	5,143,293
St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, Ref. RB (Acquired 12/26/2018; Cost $26,750,000)(b)(e)(f)(i)	6.00%	07/01/2027	26,750	25,412,500
St. Paul (City of), MN (Presbyterian Homes Bloomington); Series 2017, Ref. RB	5.00%	09/01/2042	500	536,779
St. Paul (City of), MN Housing & Redevelopment Authority (Emerald Gardens); Series 2010, Ref. RB	6.50%	03/01/2029	810	811,769
St. Paul (City of), MN Housing & Redevelopment Authority (High School for Recording Arts);
Series 2015, RB	6.00%	10/01/2035	2,695	2,919,183
Series 2015, RB	6.25%	10/01/2045	4,275	4,623,637
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy Project);
Series 2018, RB	5.00%	12/01/2043	4,170	4,736,675
Series 2018, RB	5.13%	12/01/2049	7,560	8,592,171
St. Paul (City of), MN Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD RB (CEP - FHLMC)(m)	0.02%	10/01/2033	600	600,000
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy);
Series 2016, Ref. RB	5.75%	09/01/2046	1,000	1,166,098
Series 2016, Ref. RB	6.00%	09/01/2051	3,550	4,172,224
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	4,000	4,338,334
St. Paul (City of), MN Housing & Redevelopment Authority (Marian Center); Series 2007 A, Ref. RB	5.38%	05/01/2043	5,000	5,004,377
St. Paul (City of), MN Housing & Redevelopment Authority (Nova Classical Academy); Series 2011 A, RB(a)(b)	6.38%	09/01/2021	1,000	1,000,000
St. Paul (City of), MN Housing & Redevelopment Authority (Rossy & Richard Shaller Family Sholom East Campus);
Series 2018, Ref. RB	4.35%	10/01/2038	1,185	1,211,712
Series 2018, Ref. RB	5.00%	10/01/2043	1,000	1,032,460
Series 2018, Ref. RB	4.65%	10/01/2048	1,500	1,535,497
Vadnais Heights (City of), MN (Agriculture & Food Sciences Academy);
Series 2018 A, Ref. RB	5.50%	12/01/2038	3,335	3,758,507
Series 2018 A, Ref. RB	5.88%	12/01/2048	4,500	5,098,572
Series 2018 A, Ref. RB	6.50%	12/01/2053	4,315	5,043,722
Series 2018 B, Ref. RB	6.75%	12/01/2025	510	521,052
West St. Paul (City of), MN (Walker Westwood Ridge Campus);
Series 2017, Ref. RB	5.00%	11/01/2037	400	417,991
Series 2017, Ref. RB	5.00%	11/01/2049	1,275	1,314,505
Series 2017, Ref. RB	4.75%	11/01/2052	375	382,640
				134,136,709

Mississippi–0.33%
Jackson (County of), MS (Chevron U.S.A., Inc.);
Series 1993, Ref. VRD RB(m)	0.01%	06/01/2023	4,000	4,000,000
Series 1993, Ref. VRD RB(m)	0.01%	06/01/2023	800	800,000
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2007 E, VRD IDR(m)	0.01%	12/01/2030	20,315	20,315,000
Series 2010 K, VRD RB(m)	0.01%	11/01/2035	5,000	5,000,000
Mississippi Development Bank (Hancock County Gomesa) (Green Bonds); Series 2019, RB(i)	4.55%	11/01/2039	2,250	2,557,074
Tunica (County of), MS; Series 2019, Ref. RB	6.00%	10/01/2040	5,000	5,340,785
				38,012,859

Missouri–1.56%
370/Missouri Bottom Road/Taussig Road Transportation Development District (Hazelwood);
Series 2002, RB (Acquired 10/24/2002; Cost $1,750,000)(e)(f)(k)	7.00%	05/02/2022	1,750	595,000
Series 2002, RB (Acquired 10/24/2002; Cost $5,250,000)(e)(f)(k)	7.20%	05/01/2049	5,250	1,785,000
Ballwin (City of), MO (Ballwin Town Center); Series 2002 A, Ref. RB(k)	6.50%	10/01/2022	2,330	815,619
Branson Hills Infrastructure Facilities Community Improvement District;
Series 2007 A, RB (Acquired 11/12/2009-10/27/2015; Cost $2,534,110)(f)(k)	5.50%	04/01/2022	3,170	760,800
Series 2007 A, RB (Acquired 11/12/2009-10/27/2015; Cost $4,104,120)(f)(k)	5.50%	04/01/2027	6,055	1,453,200
Bridgeton (City of), MO Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC - FHLB of Chicago)(m)(n)	0.02%	11/01/2037	495	495,000
Dardenne Town Square Transportation Development District; Series 2006 A, RB(k)(o)	5.00%	05/01/2036	3,190	1,435,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Grandview (City of), MO Industrial Development Authority (Grandview Crossing); Series 2006, RB(k)(o)	5.75%	12/01/2028	$1,250	$ 212,500
I-470 Western Gateway Transportation Development District;
Series 2019 A, RB(i)	5.25%	12/01/2048	5,415	5,787,676
Series 2019 B, RB(i)	7.75%	12/15/2048	3,853	4,092,363
Kansas City (City of), MO Industrial Development Authority;
Series 2020, RB(d)	4.00%	03/01/2050	15,000	17,141,679
Series 2020-XL0150, RB (INS - AGM)(c)(d)(h)	5.00%	03/01/2057	40,000	49,615,288
Kansas City (City of), MO Industrial Development Authority (Brentwood Manor Apartments); Series 2002 B, RB(d)	5.25%	10/15/2038	1,950	1,765,662
Kansas City (City of), MO Industrial Development Authority (Northwoods Apartments); Series 2004 A, RB(d)	6.45%	05/01/2040	1,829	1,832,439
Kansas City (City of), MO Land Clearance for Redevelopment Authority (Convention Center Hotel); Series 2018 B, RB(i)	5.00%	02/01/2050	2,550	2,766,444
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2050	11,250	12,680,323
Series 2017, Ref. RB	5.25%	05/15/2037	1,285	1,479,055
Series 2017, Ref. RB	5.25%	05/15/2042	1,000	1,140,142
Lee’s Summit (City of), MO Industrial Development Authority (John Knox Village Obligated Group);
Series 2014 A, RB	5.25%	08/15/2039	3,000	3,251,213
Series 2018, Ref. RB	5.00%	08/15/2032	1,020	1,158,964
Liberty (City of), MO (Liberty Commons); Series 2015 A, RB(i)	6.00%	06/01/2046	6,170	6,472,366
Maplewood (City of), MO (Maplewood South Redevelopment Area); Series 2005, Ref. RB	5.75%	11/01/2026	1,225	1,226,021
Missouri (State of) Health & Educational Facilities Authority (Truman Medical Center, Inc.); Series 2017 B, RB(i)	4.25%	12/01/2042	5,460	6,028,419
Missouri (State of) Health & Educational Facilities Authority (Washington University);
Series 2011 A, RB(a)(b)	5.00%	11/15/2021	6,210	6,271,801
Series 2011 B, RB(a)(b)	5.00%	11/15/2021	10,500	10,604,495
St. Louis (City of), MO Industrial Development Authority (Ballpark Village Development); Series 2017 A, Ref. RB	4.75%	11/15/2047	1,500	1,535,728
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County);
Series 2018 A, RB	5.00%	09/01/2038	5,500	6,262,544
Series 2018 A, RB	5.13%	09/01/2048	12,345	13,992,255
Series 2018 A, RB	5.13%	09/01/2049	6,475	7,336,314
Series 2018 A, RB	5.25%	09/01/2053	5,500	6,248,597
St. Louis (County of), MO Industrial Development Authority (Grand Center Redevelopment); Series 2011, RB	6.38%	12/01/2025	1,475	1,477,637
				177,720,044

Montana–0.03%
Kalispell (City of), MT (Immanuel Lutheran Corp.);
Series 2017, Ref. RB	5.25%	05/15/2037	1,000	1,105,850
Series 2017, Ref. RB	5.25%	05/15/2052	2,320	2,530,239
				3,636,089

Nebraska–0.20%
Central Plains Energy Project (No. 3); Series 2012, RB(p)	5.00%	09/01/2042	21,715	22,737,540

Nevada–0.37%
Clark (County of), NV (Homestead Boulder City); Series 1997, RB	6.50%	12/01/2027	2,735	2,739,437
Clark (County of), NV (Stadium Improvement Bonds); Series 2018 A, GO Bonds(c)	5.00%	05/01/2048	16,650	20,235,208
Las Vegas (City of), NV; Series 2016, RB(i)	4.38%	06/15/2035	4,000	4,002,020
Nevada (State of) Department of Business & Industry (Fulcrum Sierra Biofuels, LLC) (Green Bonds); Series 2017, RB(d)(i)	6.25%	12/15/2037	1,000	1,055,594
Nevada (State of) Department of Business & Industry (Somerset Academy);
Series 2018 A, RB(i)	5.00%	12/15/2038	1,000	1,116,502
Series 2018 A, RB(i)	5.00%	12/15/2048	3,000	3,304,213
Reno (City of), NV (ReTRAC - Reno Transportation Rail Access Corridor);
Series 2018 C, Ref. RB(i)(j)	0.00%	07/01/2058	35,500	6,324,247
Series 2018 D, Ref. RB(i)(j)	0.00%	07/01/2058	13,000	1,423,447

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada–(continued)
Tahoe-Douglas Visitors Authority; Series 2020, RB	5.00%	07/01/2051	$2,000	$ 2,311,497
				42,512,165

New Hampshire–0.13%
New Hampshire (State of) Business Finance Authority (Covanta Green Bonds); Series 2020 B, Ref. RB(b)(d)(i)	3.75%	07/02/2040	4,470	4,813,532
New Hampshire (State of) Business Finance Authority (Covanta);
Series 2018 C, Ref. RB(d)(i)	4.88%	11/01/2042	7,500	7,938,410
Series 2020 A, Ref. RB(b)(i)	3.63%	07/02/2040	2,130	2,284,679
				15,036,621

New Jersey–4.78%
New Jersey (State of) Economic Development Authority;
Series 2015 XX, Ref. RB	5.25%	06/15/2027	10,000	11,754,516
Series 2017 B, Ref. RB	5.00%	11/01/2024	13,000	14,892,119
Series 2017 B, Ref. RB	5.00%	11/01/2026	23,695	28,917,729
New Jersey (State of) Economic Development Authority (Beloved Community Charter School, Inc.);
Series 2019 A, RB(i)	5.00%	06/15/2049	1,110	1,213,604
Series 2019 A, RB(i)	5.00%	06/15/2054	725	790,518
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(d)	5.25%	09/15/2029	52,065	54,716,202
Series 2000 A, RB(d)	5.63%	11/15/2030	20,000	22,329,692
Series 2012, RB(d)	5.75%	09/15/2027	34,325	35,610,653
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.);
Series 2012 A, RB	6.00%	07/01/2032	1,800	1,871,308
Series 2012 A, RB	6.10%	07/01/2044	4,025	4,169,988
Series 2012 C, RB	5.00%	07/01/2032	1,370	1,410,674
Series 2012 C, RB	5.30%	07/01/2044	4,500	4,624,983
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(d)	5.00%	10/01/2047	7,730	8,969,733
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(d)	5.38%	01/01/2043	22,110	24,631,550
Series 2013, RB(d)	5.63%	01/01/2052	22,695	25,392,094
New Jersey (State of) Health Care Facilities Financing Authority (Virtua Health); Series 2009 D, VRD RB (LOC - Td Bank N.A.)(m)(n)	0.01%	07/01/2043	5,000	5,000,000
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS - NATL)(h)(j)	0.00%	12/15/2031	46,780	38,893,809
Series 2008 A, RB(j)	0.00%	12/15/2035	13,000	9,536,273
Series 2009 A, RB(j)	0.00%	12/15/2038	63,105	42,129,447
Series 2010 A, RB(j)	0.00%	12/15/2029	2,110	1,838,093
Series 2010 A, RB(j)	0.00%	12/15/2030	8,620	7,301,188
Series 2010 A, RB(j)	0.00%	12/15/2031	15,965	13,139,021
Series 2010 A, RB(j)	0.00%	12/15/2036	45,555	32,419,061
Series 2012 A, RB(a)	5.00%	06/15/2042	1,000	1,037,277
Series 2012 AA, RB(a)	5.00%	06/15/2038	9,000	9,335,488
Series 2013 AA, RB	5.00%	06/15/2044	3,645	3,913,184
Series 2018 A, Ref. RB	5.00%	12/15/2035	4,390	5,486,874
Series 2018 A, Ref. RB	5.00%	12/15/2036	1,200	1,498,245
Series 2019 BB, RB	5.00%	06/15/2044	8,500	10,470,773
Series 2019, RB	5.25%	06/15/2043	10,000	12,513,036
Series 2019, Ref. RB	5.00%	12/15/2039	6,300	7,947,815
Series 2020 AA, RB	4.00%	06/15/2035	1,500	1,796,674
Series 2020 AA, RB	4.00%	06/15/2036	1,270	1,515,690
Series 2020 AA, RB	4.00%	06/15/2037	3,600	4,279,263
Series 2020 AA, RB	5.00%	06/15/2037	4,000	5,167,395
Series 2020 AA, RB	4.00%	06/15/2050	10,515	12,161,826
Series 2020 AA, RB	5.00%	06/15/2050	5,520	6,925,953
Series 2022 AA, Ref. RB	5.00%	06/15/2035	5,000	6,399,048

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
Series 2022 AA, Ref. RB	5.00%	06/15/2037	$10,100	$ 12,799,167
Series 2022 AA, Ref. RB	5.00%	06/15/2038	5,000	6,305,236
Subseries 2016 A-1, RN	5.00%	06/15/2028	2,000	2,391,197
New Jersey (State of) Turnpike Authority;
Series 2017 B, Ref. RB(c)	5.00%	01/01/2040	11,000	13,589,920
Series 2019 A, RB(c)	5.00%	01/01/2048	23,425	28,971,276
				546,057,592

New Mexico–0.35%
New Mexico (State of) Hospital Equipment Loan Council (Gerald Champion); Series 2012, Ref. RB	5.50%	07/01/2042	10,000	10,349,292
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, RB	5.00%	07/01/2042	4,625	4,731,248
New Mexico (State of) Hospital Equipment Loan Council (La Vida Expansion);
Series 2019 A, RB	5.00%	07/01/2039	1,225	1,397,297
Series 2019 A, RB	5.00%	07/01/2049	7,050	7,965,207
RHA Housing Development Corp. (Woodleaf Apartments); Series 1997 A, Ref. RB (CEP - GNMA)	7.13%	12/15/2027	1,495	1,499,699
Winrock Town Center Tax Increment Development District No. 1;
Series 2015, RB(i)	6.00%	05/01/2040	7,838	8,002,063
Series 2020, RB(i)	8.00%	05/01/2040	5,510	5,700,831
				39,645,637

New York–13.29%
Amherst (Town of), NY Industrial Development Agency (Shaary Zedek); Series 2006 A, Ref. RB	7.00%	06/15/2036	1,730	1,734,162
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB(j)	0.00%	07/15/2034	14,345	10,674,107
Series 2009, RB(j)	0.00%	07/15/2044	23,805	13,365,403
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School);
Series 2017 A, RB	5.00%	08/01/2037	1,325	1,533,634
Series 2017 A, RB	5.00%	08/01/2047	3,790	4,321,223
Series 2017 A, RB	5.00%	08/01/2052	790	898,398
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(d)(i)	5.50%	12/31/2040	13,140	14,389,580
Build NYC Resource Corp. (NY Preparatory Charter School); Series 2021 A, RB	4.00%	06/15/2056	450	492,700
Build NYC Resource Corp. (Shefa School); Series 2021 A, RB(i)	5.00%	06/15/2051	3,000	3,564,242
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	10,000	10,014,837
Hudson Yards Infrastructure Corp.; Series 2017 A, RB(c)	5.00%	02/15/2039	21,060	25,277,086
Metropolitan Transportation Authority;
Series 2002 D-1, Ref. RB	5.00%	11/01/2027	4,750	4,992,672
Series 2019 D-1, RB	5.00%	09/01/2022	1,520	1,591,381
Series 2020, RB (INS - AGM)(c)(h)(l)	4.00%	11/15/2043	16,025	18,902,798
Series 2020, RB (INS - AGM)(c)(h)(l)	4.00%	11/15/2049	14,615	17,094,365
Series 2020-XM0835, Ctfs. (INS - AGM)(c)(h)	4.00%	11/15/2047	20,000	23,440,338
Series 2020-XX1156, RB(c)(l)	4.00%	11/15/2053	27,500	31,329,345
Series 2021 B-1, VRD RB (LOC - PNC Bank N.A.)(m)(n)	0.03%	11/15/2046	180	180,000
Subseries 2012 G-1, VRD Ref. RB (LOC - Barclays Bank PLC)(m)(n)	0.01%	11/01/2032	21,120	21,120,000
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.25%	11/15/2056	9,115	10,669,778
Series 2019 C, RB (INS - AGM)(h)	4.00%	11/15/2045	310	363,873
Series 2020 C-1, RB	4.75%	11/15/2045	10,000	12,106,297
Series 2020 C-1, RB	5.00%	11/15/2050	5,000	6,116,494
Series 2020 D-1, RB	5.00%	11/15/2044	10,000	12,494,805
Series 2020, Ref. RB	5.00%	11/15/2030	4,000	5,267,444
Monroe County Industrial Development Corp. (St. Ann’s Community);
Series 2019, Ref. RB	5.00%	01/01/2040	1,000	1,140,067
Series 2019, Ref. RB	5.00%	01/01/2050	12,250	13,850,929
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, RB (Acquired 12/13/2007-02/28/2018; Cost $7,091,027)(e)(f)	6.50%	01/01/2032	6,866	5,493,000
Series 2014 A, RB (Acquired 03/21/2014; Cost $2,974,606)(e)(f)	6.70%	01/01/2049	4,304	3,443,631
Series 2014 A, RB (Acquired 02/17/2009-08/16/2011; Cost $22,257,185)(e)(f)	6.70%	01/01/2049	22,275	17,820,000
Series 2014 C, RB (Acquired 12/13/2007-03/21/2014; Cost $0)(e)(f)(k)	2.00%	01/01/2049	13,770	138

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Nassau County Tobacco Settlement Corp.;
Series 2006 A-3, RB	5.00%	06/01/2035	$10,290	$ 10,450,653
Series 2006 A-3, RB	5.13%	06/01/2046	64,730	65,933,687
Series 2006 B, RB(j)	0.00%	06/01/2046	105,990	25,763,975
New York & New Jersey (States of) Port Authority;
One Hundred Sixty-Ninth Series 2011, RB(d)	5.00%	10/15/2027	15,400	15,487,449
One Hundred Sixty-Ninth Series 2011, RB(d)	5.00%	10/15/2028	10,760	10,821,101
Series 2021, Ref. RB(d)	4.00%	07/15/2046	3,090	3,588,310
Two Hundred Series 2017, Ref. RB(c)	5.25%	10/15/2057	20,000	24,412,496
Two Hundred Seventh Series 2018, Ref. RB(c)(d)(l)	5.00%	09/15/2029	22,235	27,968,533
New York (City of), NY;
Series 2012 A-2, VRD GO Bonds(m)	0.01%	10/01/2038	18,400	18,400,000
Series 2014 BB, RB	5.00%	06/15/2046	15,050	16,237,006
Series 2014 I-2, VRD GO Bonds(m)	0.01%	03/01/2040	12,450	12,450,000
Series 2018 D, VRD GO Bonds(m)	0.01%	12/01/2047	6,000	6,000,000
Series 2021 F-1, GO Bonds	4.00%	03/01/2040	7,065	8,433,447
Subseries 2015 F-5, VRD GO Bonds(m)	0.01%	06/01/2044	15,525	15,525,000
New York (City of), NY Municipal Water Finance Authority;
Series 2013 BB, RB	5.00%	06/15/2047	16,475	17,497,163
Subseries 2012 A-1, VRD RB(m)	0.01%	06/15/2044	2,800	2,800,000
New York (City of), NY Transitional Finance Authority;
Series 2013 I, RB	5.00%	05/01/2042	25,775	27,684,770
Subseries 2012 F-1, RB(c)	5.00%	05/01/2039	14,000	14,438,385
Subseries 2013, RB(c)	5.00%	11/01/2042	17,340	18,992,370
New York (City of), NY Water & Sewer System (2nd Generation Resolution); Series 2008 BB-2, VRD RB(m)	0.01%	06/15/2039	11,945	11,945,000
New York (County of), NY Tobacco Trust IV; Series 2005 F, RB(j)	0.00%	06/01/2060	50,000	3,411,960
New York (County of), NY Tobacco Trust V;
Series 2005 S-1, RB(j)	0.00%	06/01/2038	65,990	24,539,437
Series 2005 S-2, RB(j)	0.00%	06/01/2050	45,500	8,087,457
Series 2005 S-3, RB(j)	0.00%	06/01/2055	225,000	23,178,307
New York (State of) Dormitory Authority;
Series 2014 C, RB(c)	5.00%	03/15/2041	26,940	29,936,935
Series 2015 C, RB(a)(b)	5.00%	09/15/2025	40	47,483
Series 2018 E, RB(c)	5.00%	03/15/2045	35,050	43,825,826
Series 2020 A, Ref. RB	4.00%	03/15/2037	3,500	4,217,750
Series 2020 A, Ref. RB	4.00%	03/15/2044	9,710	11,479,276
Series 2020-XM0922, RB (INS - AGM)(c)(h)	3.00%	09/01/2050	14,775	15,484,838
Series 2021 A, Ref. RB	4.00%	03/15/2037	15,000	18,160,099
Series 2021 A, Ref. RB	4.00%	03/15/2038	4,000	4,829,731
Series 2021 A, Ref. RB	4.00%	03/15/2043	5,000	5,947,608
Series 2021 A, Ref. RB	4.00%	03/15/2047	9,500	11,234,609
New York (State of) Dormitory Authority (Sales Tax); Series 2015 B-C, RB(a)(c)	5.00%	03/15/2045	49,140	57,239,992
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Series 2005 A-2, VRD RB (LOC - Mizuho Bank Ltd.)(m)(n)	0.02%	05/01/2039	450	450,000
New York (State of) Metropolitan Transportation Authority; Series 2012 C, RB	5.00%	11/15/2028	8,355	8,787,689
New York (State of) Thruway Authority; Series 2020-XM0831, Ctfs.(c)	4.00%	01/01/2053	15,000	17,403,035
New York Convention Center Development Corp. (Hotel Unit Fee Secured); Series 2016 A, RB(j)	0.00%	11/15/2047	12,525	6,552,882
New York Liberty Development Corp. (3 World Trade Center);
Series 2014, Class 1, Ref. RB(i)	5.00%	11/15/2044	39,020	43,145,027
Series 2014, Class 2, Ref. RB(i)	5.38%	11/15/2040	2,500	2,814,320
Series 2014, Class 3, Ref. RB(i)	7.25%	11/15/2044	49,000	54,912,840
New York State Urban Development Corp.;
Series 2013 A-1, RB	5.00%	03/15/2043	26,175	27,955,455
Series 2013 A-1, RB(c)	5.00%	03/15/2045	46,015	56,977,259
Series 2017 C-3, Ref. RB	5.00%	03/15/2041	1,525	1,879,375
Series 2020 A, RB	4.00%	03/15/2045	1,900	2,230,027

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(d)	5.25%	08/01/2031	$9,030	$ 10,882,907
Series 2020, Ref. RB(d)	5.38%	08/01/2036	8,730	11,157,263
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(d)	5.00%	08/01/2026	14,725	14,759,978
Series 2016, Ref. RB(d)	5.00%	08/01/2031	3,775	3,783,823
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB(d)	5.00%	01/01/2023	2,000	2,123,200
Series 2018, RB(d)	5.00%	01/01/2028	10,000	12,481,631
Series 2018, RB(d)	5.00%	01/01/2034	4,905	5,947,904
Series 2018, RB(d)	4.00%	01/01/2036	4,500	5,127,397
Series 2018, RB(d)	5.00%	01/01/2036	3,065	3,709,804
Series 2020, RB(d)	5.00%	10/01/2035	3,200	4,073,669
New York Transportation Development Corp. (Delta Air Lines, Inc.-Laguardia);
Series 2020, RB(d)	4.00%	10/01/2030	2,500	3,001,453
Series 2020, RB(d)	5.00%	10/01/2040	8,000	10,051,749
Series 2020, RB(d)	4.38%	10/01/2045	58,000	68,912,978
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(d)	5.00%	07/01/2046	37,950	42,475,192
Series 2016 A, RB(d)	5.25%	01/01/2050	5,420	6,096,505
Series 2018, RB(d)	5.00%	01/01/2022	4,000	4,061,508
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2020, Ref. RB	4.00%	12/01/2041	2,500	2,910,851
Niagara Area Development Corp. (Covanta); Series 2018 A, Ref. RB(d)(i)	4.75%	11/01/2042	7,390	7,802,637
Oneida County Local Development Corp. (Hamilton College); Series 2021, Ref. RB	5.00%	07/01/2051	5,000	7,814,608
Rockland Tobacco Asset Securitization Corp.; Series 2005 C, RB(i)(j)	0.00%	08/15/2060	368,350	19,992,380
Suffolk (County of), NY Water Authority; Series 2020 B, RB	3.00%	06/01/2045	10,000	10,841,361
Suffolk Tobacco Asset Securitization Corp.; Series 2008 B, RB	6.00%	06/01/2048	7,915	7,931,071
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(e)	5.00%	07/01/2027	1,985	1,022,275
Series 2013 A, RB(e)	5.00%	07/01/2038	5,700	2,935,500
Triborough Bridge & Tunnel Authority; Series 2019 C, RB	3.00%	11/15/2047	12,665	13,551,447
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	20,325	22,557,337
Series 2016 B, Ref. RB	5.00%	06/01/2048	2,500	2,760,650
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(d)(i)	7.00%	06/01/2046	55,500	59,763,527
Westchester County Healthcare Corp.; Series 2014 A, RB	5.00%	11/01/2044	4,331	4,782,745
Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. RB	5.13%	06/01/2051	9,405	10,832,855
				1,517,387,494

North Carolina–0.72%
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems);
Series 2007 B, Ref. VRD RB(m)	0.01%	01/15/2038	12,780	12,780,000
Series 2007 C, Ref. VRD RB(m)	0.01%	01/15/2037	8,000	8,000,000
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB(d)	5.00%	06/30/2054	1,000	1,097,188
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(m)	0.01%	12/01/2021	500	500,000
North Carolina (State of) Medical Care Commission (Aldersgate); Series 2013, Ref. RB(a)(b)	6.25%	07/01/2023	3,750	4,159,196
North Carolina (State of) Medical Care Commission (Lutheran Services for the Aging); Series 2021, RB	4.00%	03/01/2051	4,250	4,673,571
North Carolina (State of) Medical Care Commission (Salemtowne Project);
Series 2018 A, RB	5.00%	10/01/2038	1,185	1,330,850
Series 2018 A, RB	5.00%	10/01/2048	13,080	14,543,159
North Carolina Capital Facilities Finance Agency; Series 2015 B, Ref. RB(a)(b)(c)	5.00%	10/01/2025	29,400	34,999,892
				82,083,856

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Dakota–0.03%
Burleigh (County of), ND (University of Mary);
Series 2016, RB	5.10%	04/15/2036	$1,500	$ 1,601,491
Series 2016, RB	5.20%	04/15/2046	2,000	2,121,871
				3,723,362

Ohio–4.76%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2041	3,800	4,529,336
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-3, RB(a)(b)	6.25%	06/01/2022	21,205	22,175,513
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	10,000	11,493,548
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	104,340	121,419,733
Series 2020 B-3, Ref. RB(j)	0.00%	06/01/2057	223,195	36,687,053
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.75%	01/01/2044	13,900	14,911,407
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(d)	5.38%	09/15/2027	4,190	4,206,150
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(i)	5.00%	06/01/2028	3,795	4,135,482
Cuyahoga (County of), OH (Metrohealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	26,990	32,242,405
Series 2017, Ref. RB	5.50%	02/15/2052	35,165	42,358,915
Series 2017, Ref. RB	5.00%	02/15/2057	10,000	11,728,343
Series 2017, Ref. RB	5.50%	02/15/2057	15,070	17,979,037
Darke (County of), OH (Wayne Healthcare); Series 2019 A, RB	5.00%	09/01/2049	2,000	2,308,431
Franklin (County of), OH (First Community Village Obligated Group); Series 2013, Ref. RB	5.63%	07/01/2047	7,200	7,258,447
Franklin (County of), OH (Wesley Communities);
Series 2020, Ref. RB	5.25%	11/15/2040	1,000	1,161,319
Series 2020, Ref. RB	5.25%	11/15/2055	6,300	7,218,739
Franklin (County of), OH Convention Facilities Authority (Greater Columbus Convention Center);
Series 2019, RB	5.00%	12/01/2039	715	867,285
Series 2019, RB	5.00%	12/01/2051	2,500	2,967,097
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB(a)(b)	8.00%	07/01/2022	33,735	35,840,823
Hamilton (County of), OH (Life Enriching Communities); Series 2012, RB	5.00%	01/01/2032	2,250	2,354,533
Hamilton (County of), OH (UC Health); Series 2020, RB	5.00%	09/15/2050	5,000	6,206,076
Hickory Chase Community Authority; Series 2019, Ref. RB(i)	5.00%	12/01/2040	1,410	1,548,095
Lorain (County of), OH Port Authority (St. Ignatius High School); Series 2008, VRD RB (LOC - U.S. Bank N.A.)(m)(n)	0.02%	08/02/2038	135	135,000
Marion (County of), OH (United Church Homes, Inc.);
Series 2019, Ref. RB	5.00%	12/01/2039	1,150	1,275,444
Series 2019, Ref. RB	5.13%	12/01/2049	3,545	3,907,414
Montgomery (County of), OH; Series 2020-XX1133, Ctfs.(c)(l)	4.00%	11/15/2042	16,780	19,132,709
Montgomery (County of), OH (Premier Health Partners Obligated Group); Series 2019 B, Ref. VRD RB (LOC - PNC Bank N.A.)(m)(n)	0.02%	11/15/2045	7,425	7,425,000
Montgomery (County of), OH (Trousdale Foundation Properties);
Series 2018 A, RB (Acquired 08/29/2018-09/14/2020; Cost $5,909,229)(f)(i)	6.00%	04/01/2038	7,270	3,707,550
Series 2018 A, RB (Acquired 04/01/2020-09/14/2020; Cost $1,179,218)(f)(i)	6.25%	04/01/2049	2,115	1,078,028
Montgomery (County of), OH Hospital Facilities (Premier Health Partners Obligated Group); Series 2019 A, Ref. RB	4.00%	11/15/2045	2,420	2,741,558
Muskingum (County of), OH (Genesis Healthcare System);
Series 2013, RB	5.00%	02/15/2044	37,060	38,749,725
Series 2013, RB	5.00%	02/15/2048	3,120	3,258,006
Ohio (State of) Air Quality Development Authority; Series 2019, RB(d)(i)	5.00%	07/01/2049	20,250	23,688,134
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 D, Ref. PCR(b)	4.25%	09/15/2021	2,000	2,003,177
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(d)(i)	4.50%	01/15/2048	500	588,129
Southeastern Ohio (State of) Port Authority (Memorial Health Systems);
Series 2015, Ref. RB	5.00%	12/01/2035	1,750	1,877,695
Series 2015, Ref. RB	5.00%	12/01/2043	6,695	7,107,017

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Southern Ohio Port Authority (Purecycle);
Series 2020 A, RB(d)(i)	6.25%	12/01/2025	$6,000	$ 6,614,560
Series 2020 A, RB(d)(i)	6.50%	12/01/2030	10,000	11,740,286
Series 2020 A, RB(d)(i)	7.00%	12/01/2042	10,000	11,646,395
Tuscarawas (County of), OH Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. RB	6.00%	03/01/2045	5,000	5,464,931
				543,738,525

Oklahoma–1.47%
Atoka (County of), OK Health Care Authority (Atoka Memorial Hospital); Series 2007, RB (Acquired 08/30/2007; Cost $3,265,000)(f)	6.63%	10/01/2037	3,265	2,612,000
Comanche (County of), OK Hospital Authority; Series 2015, Ref. RB	5.00%	07/01/2027	1,800	1,994,157
Oklahoma (State of) Development Finance Authority; Series 2018 B, RB(c)(l)	5.50%	08/15/2057	15,210	18,793,408
Oklahoma (State of) Development Finance Authority (Inverness Village Community);
Series 2012, Ref. RB(e)(k)	5.75%	01/01/2027	1,025	11,747
Series 2012, Ref. RB(e)(k)	6.00%	01/01/2032	4,191	48,030
Series 2013, Ref. RB(e)(k)	5.75%	01/01/2037	5,379	61,639
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB(c)(l)	5.50%	08/15/2052	33,500	41,392,449
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc. Cross Village Student Housing);
Series 2017, RB (Acquired 02/11/2019-03/06/2019; Cost $3,040,631)(e)(f)	5.00%	08/01/2047	10,500	1,050,000
Series 2017, RB (Acquired 06/07/2018-03/07/2019; Cost $6,119,106)(e)(f)	5.00%	08/01/2052	20,000	2,000,000
Series 2017, RB (Acquired 06/13/2018-06/27/2018; Cost $716,098)(e)(f)	5.25%	08/01/2057	2,190	219,000
Oklahoma (State of) Development Finance Authority (Sommerset); Series 2015, RB	5.00%	07/01/2035	1,300	1,436,508
Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch);
Series 2016 A, RB(e)	6.88%	11/01/2046	2,469	12,344
Series 2016 A, RB(e)	6.63%	11/30/2049	1,164	5,823
Series 2016 A, RB(e)	7.00%	11/01/2051	2,429	12,145
Series 2016 B-1, RB(e)	5.25%	11/30/2049	1,664	8,318
Tulsa (City of), OK Municipal Airport Trust;
Series 2000 B, Ref. RB(d)	5.50%	06/01/2035	18,625	19,993,379
Series 2001 A, Ref. RB(d)	5.50%	12/01/2035	15,000	16,102,050
Series 2001 B, Ref. RB(d)	5.50%	12/01/2035	51,025	54,773,807
Tulsa (City of), OK Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(b)(d)	5.00%	06/01/2025	6,500	7,336,930
				167,863,734

Oregon–0.17%
Clackamas (County of), OR Hospital Facility Authority (Willamette View);
Series 2017 A, Ref. RB	5.00%	11/15/2032	500	564,148
Series 2017 A, Ref. RB	5.00%	11/15/2037	500	559,848
Series 2017 A, Ref. RB	5.00%	11/15/2052	2,750	3,041,764
Oregon (State of) (Article XI-Q State); Series 2021, GO Bonds	4.00%	05/01/2046	3,500	4,233,520
Salem (City of), OR Hospital Facility Authority (Capital Manor, Inc.);
Series 2012, Ref. RB	5.63%	05/15/2032	250	257,122
Series 2012, Ref. RB	6.00%	05/15/2042	1,990	2,047,618
Series 2012, Ref. RB	6.00%	05/15/2047	3,250	3,341,548
Yamhill (County of), OR Hospital Authority (Friendsview);
Series 2021 A, Ref. RB	5.00%	11/15/2036	1,220	1,483,122
Series 2021 A, Ref. RB	5.00%	11/15/2056	3,190	3,748,413
				19,277,103

Pennsylvania–1.30%
Allegheny (County of), PA Industrial Development Authority (Propel Charter School - McKeesport); Series 2010 B, RB	6.38%	08/15/2035	1,220	1,223,848
Allegheny (County of), PA Industrial Development Authority (Propel Charter School - Montour); Series 2010 A, RB	6.75%	08/15/2035	1,060	1,064,503
Allentown (City of), PA Neighborhood Improvement Zone Development Authority; Series 2022, Ref. RB	5.00%	05/01/2042	2,135	2,685,780
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (615 Waterfront); Series 2021, RB(i)	6.00%	05/01/2042	5,215	6,595,761

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Allentown Neighborhood Improvement Zone Development Authority; Series 2022, Ref. RB	5.00%	05/01/2036	$1,000	$ 1,274,858
Beaver (County of), PA Industrial Development Authority (FirstEnergy Nuclear Generation); Series 2006 A, Ref. PCR(b)	4.38%	07/01/2022	925	945,848
Chester (County of), PA Industrial Development Authority (Collegium Charter School);
Series 2012 A, Ref. RB	5.25%	10/15/2032	2,320	2,418,298
Series 2012 A, Ref. RB	5.38%	10/15/2042	4,230	4,395,795
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(m)(n)	0.02%	06/01/2037	590	590,000
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2038	1,750	1,921,436
Series 2018, Ref. RB	5.00%	12/01/2043	2,500	2,719,730
Series 2018, Ref. RB	5.00%	12/01/2048	2,500	2,705,169
Series 2019, RB	5.00%	12/01/2054	1,000	1,079,582
Lehigh (County of), PA General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/2042	3,430	3,501,511
Lehigh (County of), PA General Purpose Authority (Kidspeace Obligation Group);
Series 2014 A, RB	7.50%	02/01/2044	5,048	5,062,886
Series 2014 B, RB(g)	7.50%	02/01/2044	1,379	620,024
Series 2014 C, RB(e)	0.00%	02/01/2044	4,122	23,852
Montgomery (County of), PA Industrial Development Authority (Albert Einstein Healthcare); Series 2015, Ref. RB	5.25%	01/15/2046	4,000	4,498,678
Montgomery (County of), PA Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB(a)(b)	7.00%	12/01/2021	6,000	6,101,071
Pennsylvania (Commonwealth of); First Series 2014, GO Bonds(c)	5.00%	06/15/2034	15,450	17,375,659
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Covanta Holding Corp.) (Green Bonds); Series 2019 A, RB(d)(i)	3.25%	08/01/2039	2,200	2,293,966
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Greene Towne School, Inc.); Series 2000 I-1, VRD RB (LOC - PNC Bank N.A.)(m)(n)	0.06%	12/01/2025	100	100,000
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(d)	5.50%	11/01/2044	4,000	4,269,580
Pennsylvania (Commonwealth of) Economic Development Financing Authority (PPL Energy Supply); Series 2009 A, Ref. RB	6.40%	12/01/2038	14,200	11,097,149
Pennsylvania (Commonwealth of) Economic Development Financing Authority (The Kingsley Association); Series 2006 B-1, VRD RB (LOC - PNC Bank N.A.)(m)(n)	0.06%	08/01/2026	100	100,000
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2016 A-1, RB	5.00%	12/01/2046	3,350	3,955,146
Series 2020-XX1134, Ctfs.(c)(l)	5.00%	12/01/2044	5,000	6,323,705
Series 2020-XX1134, Ctfs.(c)(l)	5.00%	12/01/2049	7,000	8,818,579
Subseries 2013 B-2, RB(g)	6.00%	12/01/2037	7,000	7,568,095
Philadelphia (City of), PA; Series 2017 A, RB	5.00%	10/01/2042	5,060	6,278,832
Philadelphia (City of), PA Authority for Industrial Development (Alliance for Progress Charter School, Inc.); Series 2019 A, RB	5.00%	06/15/2049	1,390	1,510,438
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2037	4,575	5,197,129
Series 2017, Ref. RB	5.00%	07/01/2049	8,815	9,856,268
Philadelphia (City of), PA Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.25%	06/15/2043	5,500	6,318,878
Philadelphia (City of), PA Industrial Development Authority (MaST I Charter School);
Series 2016 A, Ref. RB	5.25%	08/01/2046	2,560	2,921,056
Series 2016 A, Ref. RB	5.38%	08/01/2051	3,950	4,523,008
Philadelphia (State of) Authority for Industrial Development (Mast II Charter School); Series 2016 B, RB	5.63%	08/01/2036	30	33,938
				147,970,056

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–10.39%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	$6,680	$ 6,726,966
Series 2002, RB	5.50%	05/15/2039	27,590	28,330,778
Series 2002, RB	5.63%	05/15/2043	5,415	5,447,244
Series 2005 A, RB(j)	0.00%	05/15/2050	473,480	75,606,470
Series 2008 B, RB(j)	0.00%	05/15/2057	784,260	42,682,096
Puerto Rico (Commonwealth of);
Series 2001 A, GO Bonds(e)	5.13%	07/01/2031	3,635	3,421,444
Series 2003 A, GO Bonds(e)	5.00%	07/01/2033	1,980	1,858,725
Series 2003 C-7, Ref. GO Bonds (INS - NATL)(h)	6.00%	07/01/2027	21,000	21,740,242
Series 2003 C-7, Ref. GO Bonds (INS - NATL)(h)	6.00%	07/01/2028	4,500	4,663,274
Series 2004 A, GO Bonds(e)	5.00%	07/01/2025	55	51,838
Series 2004 A, GO Bonds(e)	5.00%	07/01/2029	530	498,863
Series 2006 A, GO Bonds(e)	5.25%	07/01/2024	360	339,750
Series 2006 A, GO Bonds(e)	5.25%	07/01/2026	115	108,531
Series 2006 A, Ref. GO Bonds(e)	5.00%	07/01/2031	2,215	2,059,950
Series 2006 B, GO Bonds(e)	5.00%	07/01/2035	2,910	2,742,675
Series 2007 A, GO Bonds(e)	5.00%	07/01/2022	470	442,388
Series 2007 A, GO Bonds(e)	5.00%	07/01/2023	195	183,544
Series 2007 A, GO Bonds(e)	5.00%	07/01/2024	125	117,656
Series 2007 A, GO Bonds(e)	5.00%	07/01/2027	220	207,075
Series 2007 A, GO Bonds(e)	5.25%	07/01/2029	860	811,625
Series 2007 A, GO Bonds(e)	5.25%	07/01/2030	115	108,531
Series 2007 A, GO Bonds(e)	5.25%	07/01/2032	65	61,344
Series 2007 A, GO Bonds(e)	5.25%	07/01/2033	500	471,875
Series 2007 A, GO Bonds(e)	5.25%	07/01/2034	165	156,544
Series 2007 A, GO Bonds(e)	5.00%	07/01/2049	190	178,838
Series 2007 A, GO Bonds(e)	5.00%	07/01/2049	65	61,181
Series 2007 A, GO Bonds(e)	5.00%	07/01/2049	415	390,619
Series 2007 A, Ref. GO Bonds(e)	5.25%	07/01/2025	285	265,763
Series 2007 A, Ref. GO Bonds(e)	5.50%	07/01/2032	3,790	3,543,650
Series 2009 B, Ref. GO Bonds(e)	6.50%	07/01/2037	6,165	5,902,987
Series 2009 B, Ref. GO Bonds(e)	5.75%	07/01/2038	1,095	1,011,506
Series 2009 C, Ref. GO Bonds(e)	6.00%	07/01/2039	175	163,188
Series 2011 A, GO Bonds(e)	5.75%	07/01/2041	6,315	5,865,056
Series 2011 C, Ref. GO Bonds(e)	6.00%	07/01/2032	1,225	1,123,938
Series 2011 E, Ref. GO Bonds(e)	6.00%	07/01/2029	8,400	8,011,500
Series 2011 E, Ref. GO Bonds(e)	5.63%	07/01/2032	225	211,219
Series 2012 A, Ref. GO Bonds(e)	5.13%	07/01/2037	12,695	11,139,862
Series 2012 A, Ref. GO Bonds(e)	5.50%	07/01/2039	5,520	4,968,000
Series 2012 A, Ref. GO Bonds(e)	5.00%	07/01/2041	33,980	29,180,325
Series 2012 A, Ref. GO Bonds(e)	5.00%	07/01/2049	2,820	2,492,175
Series 2014 A, Ref. GO Bonds(e)	8.00%	07/01/2035	37,485	31,909,106
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.13%	07/01/2024	10,437	11,450,611
Series 2020 A, Ref. RB(i)	5.00%	07/01/2047	40,000	48,538,840
Series 2021 B, RB(i)	5.00%	07/01/2028	2,120	2,569,316
Series 2021 B, RB(i)	5.00%	07/01/2029	4,800	5,913,118
Series 2021 B, RB(i)	5.00%	07/01/2033	5,145	6,453,502
Series 2021 B, RB(i)	5.00%	07/01/2037	18,415	22,785,047
Series 2021 B, RB(i)	4.00%	07/01/2042	81,785	92,036,782
Series 2021 B, RB(i)	4.00%	07/01/2047	1,745	1,944,453
Series 2022 A, Ref. RB(i)	5.00%	07/01/2033	7,620	9,375,210
Series 2022 A, Ref. RB(i)	5.00%	07/01/2037	6,000	7,325,038

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2004 PP, Ref. RB (INS - NATL)(h)	5.00%	07/01/2023	$755	$ 768,689
Series 2007 TT, RB(e)	5.00%	07/01/2023	515	504,700
Series 2007 TT, RB(e)	5.00%	07/01/2026	6,685	6,551,300
Series 2007 TT, RB(e)	5.00%	07/01/2027	2,350	2,303,000
Series 2007 TT, RB(e)	5.00%	07/01/2032	520	483,600
Series 2007 TT, RB(e)	5.00%	07/01/2032	16,285	15,959,300
Series 2007 UU, Ref. RB(e)	0.78%	07/01/2025	4,250	3,883,437
Series 2007 UU, Ref. RB (3 mo. USD LIBOR + 0.70%)(e)(q)	0.80%	07/01/2031	2,050	1,873,187
Series 2007 VV, Ref. RB (INS - NATL)(h)	5.25%	07/01/2024	4,560	4,815,796
Series 2007 VV, Ref. RB (INS - NATL)(h)	5.25%	07/01/2030	9,275	10,075,743
Series 2007 VV, Ref. RB (INS - AGM)(h)	5.25%	07/01/2031	20,000	23,503,732
Series 2007 VV, Ref. RB (INS - NATL)(h)	5.25%	07/01/2032	6,275	6,840,138
Series 2008 WW, RB(e)	5.00%	07/01/2028	13,620	13,347,600
Series 2008 WW, RB(e)	5.50%	07/01/2038	9,685	9,551,831
Series 2008 WW-RSA-1, RB(e)	5.38%	07/01/2023	825	812,625
Series 2008 WW-RSA-1, RB(e)	5.25%	07/01/2033	2,200	2,164,250
Series 2010 AAA, RB(e)	5.25%	07/01/2025	840	826,350
Series 2010 AAA, RB(e)	5.25%	07/01/2031	1,350	1,328,063
Series 2010 CCC, RB(e)	5.00%	07/01/2025	325	318,500
Series 2010 CCC, RB(e)	5.25%	07/01/2026	14,455	14,220,106
Series 2010 CCC, RB(e)	5.00%	07/01/2028	960	892,800
Series 2010 CCC, RB(e)	5.25%	07/01/2028	7,600	7,476,500
Series 2010 CCC-RSA-1, RB(e)	5.00%	07/01/2022	530	519,400
Series 2010 DDD, Ref. RB(e)	3.75%	07/01/2022	1,780	1,666,525
Series 2010 DDD, Ref. RB(e)	5.00%	07/01/2022	1,575	1,543,500
Series 2010 DDD, Ref. RB(e)	5.00%	07/01/2023	1,150	1,127,000
Series 2010 EEE, RB(e)	6.05%	07/01/2032	895	815,569
Series 2010 XX, RB(e)	4.63%	07/01/2025	620	605,275
Series 2010 XX, RB(e)	5.25%	07/01/2035	6,799	6,688,516
Series 2010 XX, RB(e)	5.25%	07/01/2040	1,340	1,252,900
Series 2010 XX, RB(e)	5.25%	07/02/2040	11,600	11,411,500
Series 2010 XX-RSA-1, RB(e)	5.25%	07/01/2026	385	378,744
Series 2010 YY, RB(e)	6.13%	07/01/2040	1,200	1,102,500
Series 2010 ZZ, Ref. RB(e)	4.50%	07/01/2023	475	463,719
Series 2010 ZZ, Ref. RB(e)	5.25%	07/01/2024	65	63,944
Series 2010 ZZ, Ref. RB(e)	5.25%	07/01/2026	225	210,375
Series 2010 ZZ, Ref. RB(e)	5.25%	07/01/2026	650	639,438
Series 2010 ZZ, Ref. RB(e)	5.00%	07/01/2028	310	303,800
Series 2010 ZZ-RSA-1, Ref. RB(e)	5.00%	07/01/2022	345	338,100
Series 2010 ZZ-RSA-1, Ref. RB(e)	5.00%	07/01/2024	340	333,200
Series 2010 ZZ-RSA-1, Ref. RB(e)	4.63%	07/01/2025	640	624,800
Series 2010 ZZ-RSA-1, Ref. RB(e)	5.00%	07/01/2026	435	426,300
Series 2012 A, RB(e)	4.80%	07/02/2029	2,260	2,206,325
Series 2012 A, RB(e)	5.00%	07/02/2029	3,535	3,464,300
Series 2012 A, RB(e)	5.00%	07/01/2042	25,280	24,774,400
Series 2012 A, RB(e)	5.05%	07/01/2042	3,095	3,033,100
Series 2013 A, RB(e)	7.00%	07/01/2033	6,030	6,082,762
Series 2013 A, RB(e)	6.75%	07/01/2036	15,090	15,184,312
Series 2013 A, RB(e)	7.00%	07/01/2040	2,675	2,698,406
Series 2013 A, RB(e)	7.00%	07/01/2043	20,415	20,593,631
Series 2013 A-RSA, RB(e)	7.25%	07/01/2030	2,120	2,143,850
Series 2016 E-2, RB(e)	10.00%	01/01/2022	3,866	4,030,663
Series 2016 E-4, RB(e)	10.00%	07/01/2022	2,593	2,703,415

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 1998 A, Ref. RB(e)	4.75%	07/01/2038	$2,231	$ 1,190,796
Series 2003 G, RB(e)	5.00%	07/01/2033	9,340	4,985,225
Series 2003 G, RB(e)	5.00%	07/01/2042	7,500	4,003,125
Series 2003 H, Ref. RB(e)	5.00%	07/01/2028	180	96,075
Series 2003 H, Ref. RB(e)	5.00%	07/01/2035	175	93,406
Series 2003 H, Ref. RB(e)	5.45%	07/01/2035	4,480	2,391,200
Series 2004 J, RB(e)	4.80%	07/01/2024	220	117,425
Series 2005 K, RB(e)	5.00%	07/01/2022	9,655	5,153,356
Series 2005 K, RB(e)	5.00%	07/01/2023	12,275	6,551,781
Series 2005 K, RB(e)	5.00%	07/01/2026	155	82,731
Series 2005 K, RB(e)	5.00%	07/01/2027	3,585	1,913,494
Series 2007 M, RB(e)	5.00%	07/01/2024	2,565	1,369,069
Series 2007 M, RB(e)	5.00%	07/01/2027	520	277,550
Series 2007 M, RB(e)	5.00%	07/01/2032	4,850	2,588,687
Series 2007 M, RB(e)	5.00%	07/01/2037	530	282,888
Series 2007 M, RB(e)	5.00%	07/01/2046	3,565	1,902,819
Series 2007 N, Ref. RB(e)	5.50%	07/01/2022	4,790	2,556,662
Series 2007 N, Ref. RB(e)	5.50%	07/01/2023	3,580	1,910,825
Series 2007 N, Ref. RB(e)	5.50%	07/01/2025	3,130	1,670,638
Series 2007 N, Ref. RB(e)	5.50%	07/01/2026	3,195	1,705,331
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB(d)	6.63%	06/01/2026	21,245	21,988,575
Puerto Rico (Commonwealth of) Public Buildings Authority;
Series 2007 M-1, Ref. RB(e)	5.75%	07/01/2049	693	720,235
Series 2007 N, RB(e)	5.00%	07/01/2037	4,150	4,310,812
Series 2007 Q, Ref. RB(e)	5.63%	07/01/2039	2,000	2,117,500
Series 2011 S, RB(e)	5.75%	07/01/2022	3,115	3,192,875
Series 2011 S, RB(e)	6.00%	07/01/2041	25,640	26,441,250
Series 2012 U, Ref. RB(e)	5.25%	07/01/2042	27,275	25,911,250
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities); Series 2007 M-3, Ref. RB (INS - NATL)(h)	6.00%	07/01/2024	7,970	8,222,686
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(j)	0.00%	07/01/2029	1,927	1,694,735
Series 2018 A-1, RB(j)	0.00%	07/01/2031	2,484	2,014,265
Series 2018 A-1, RB(j)	0.00%	07/01/2033	10,296	7,762,529
Series 2018 A-1, RB	4.50%	07/01/2034	10,162	11,250,853
Series 2018 A-1, RB	4.55%	07/01/2040	4,089	4,705,299
Series 2018 A-1, RB(j)	0.00%	07/01/2046	77,342	25,842,846
Series 2018 A-1, RB(j)	0.00%	07/01/2051	285,874	69,471,670
Series 2018 A-1, RB	4.75%	07/01/2053	30,479	34,880,113
Series 2018 A-1, RB	5.00%	07/01/2058	37,864	43,841,233
Series 2019 A-2, RB	4.33%	07/01/2040	55,009	62,533,329
Series 2019 A-2, RB	4.54%	07/01/2053	314	355,139
Series 2019 A-2, RB	4.78%	07/01/2058	25,223	28,864,974
				1,186,547,025

Rhode Island–0.00%
Rhode Island Health & Educational Building Corp. (Brown University); Series 2003 B, VRD RB(m)	0.02%	09/01/2043	500	500,000
Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/2050	30	33,389
				533,389

South Carolina–0.09%
South Carolina (State of) Jobs-Economic Development Authority (High Point Academy Project); Series 2018 A, RB(i)	5.75%	06/15/2049	2,000	2,315,614
South Carolina (State of) Jobs-Economic Development Authority (Kiawah Life Plan Village, Inc.); Series 2021, RB(i)	8.75%	07/01/2025	3,000	3,036,365

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–(continued)
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, RB	5.00%	05/01/2043	$1,000	$ 1,017,503
Series 2013, RB	5.13%	05/01/2048	2,000	2,036,084
Series 2017, Ref. RB	5.00%	05/01/2042	250	263,879
South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Home at Still Hopes); Series 2018 A, Ref. RB	5.00%	04/01/2048	1,085	1,181,737
				9,851,182

Tennessee–0.98%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016, RB	5.63%	06/01/2035	13,000	13,714,168
Memphis (City of) & Shelby (County of), TN Economic Development Growth Engine Industrial Development Board (Graceland);
Series 2017 A, Ref. RB	5.50%	07/01/2037	250	245,002
Series 2017 A, Ref. RB	5.63%	01/01/2046	750	727,504
Memphis-Shelby (County of), TN Airport Authority; Series 2021 A, RB(d)	5.00%	07/01/2045	1,500	1,918,398
Nashville (City of) & Davidson (County of), TN Health and Educational Facilities Board of Metropolitan Government (Trousdale Foundation Properties);
Series 2018 A, RB (Acquired 08/29/2018; Cost $14,569,108)(f)(i)	6.00%	04/01/2038	14,875	7,585,944
Series 2018 A, RB (Acquired 08/29/2018-09/14/2020; Cost $12,782,497)(f)(i)	6.25%	04/01/2049	19,400	9,888,298
New Memphis Arena Public Building Authority (City of Memphis);
Series 2021, RB(j)	0.00%	04/01/2036	1,300	971,744
Series 2021, RB(j)	0.00%	04/01/2037	1,475	1,068,935
Series 2021, RB(j)	0.00%	04/01/2038	1,250	877,477
Series 2021, RB(j)	0.00%	04/01/2039	1,250	853,488
Series 2021, RB(j)	0.00%	04/01/2040	1,375	912,277
Series 2021, RB(j)	0.00%	04/01/2041	1,300	837,758
Series 2021, RB(j)	0.00%	04/01/2042	1,300	812,229
Series 2021, RB(j)	0.00%	04/01/2043	1,350	818,834
Series 2021, RB(j)	0.00%	04/01/2044	1,000	588,354
Shelby (County of), TN Health, Educational & Housing Facilities Board (Kirby Pines); Series 1997 A, RB	6.38%	11/15/2025	1,815	1,816,778
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB	5.50%	09/01/2047	16,300	15,054,497
Series 2016 A, Ref. RB(i)	5.00%	09/01/2031	750	707,200
Series 2016 A, Ref. RB(i)	5.00%	09/01/2037	1,145	1,033,811
Tennergy Corp.; Series 2021 A, RB(b)	4.00%	09/01/2028	15,000	17,925,750
Tennessee Energy Acquisition Corp.; Series 2021 A, RB(b)	5.00%	11/01/2031	25,000	33,406,150
				111,764,596

Texas–5.99%
Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, RB(d)(e)(k)	6.50%	11/01/2029	9,265	93
Arlington Higher Education Finance Corp. (Leadership Prep School); Series 2016 A, RB	5.00%	06/15/2046	1,325	1,328,447
Arlington Higher Education Finance Corp. (Newman International Academy); Series 2021, RB	5.00%	08/15/2051	1,000	1,090,557
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, RB	7.13%	03/01/2044	2,000	2,194,539
Board of Regents of the University of Texas System; Series 2021 A, Ref. RB	3.00%	08/15/2041	5,000	5,578,003
Brazoria County Health Facilities Development Corp. (Brazosport Regional Health System);
Series 2012, Ref. RB(a)(b)	5.25%	07/01/2022	7,100	7,397,379
Series 2012, Ref. RB(a)(b)	5.50%	07/01/2022	13,410	13,999,475
Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC);
Series 2019 A, RB(d)(i)	9.00%	03/01/2039	2,000	2,356,018
Series 2019, RB(d)	7.00%	03/01/2039	10,700	11,754,699
Series 2019, RB(d)(i)	9.00%	03/01/2039	3,450	4,064,131
Calhoun (County of), TX Navigation Industrial Development Authority; Series 2021, RN(d)(i)	3.63%	07/01/2026	7,000	7,288,019
Capital Area Housing Finance Corp. (Cypress Creek at River Apartments); Series 2006, VRD RB (LOC - Citibank N.A.)(d)(m)(n)	0.05%	10/01/2039	5,600	5,600,000
Celina Independent School District; Series 2021, GO Bonds (CEP - Texas Permanent School Fund)	3.00%	02/15/2040	1,000	1,121,993

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Clifton Higher Education Finance Corp. (International Leadership of Texas);
Series 2015, RB	5.75%	08/15/2038	$1,000	$ 1,160,422
Series 2015, RB	5.75%	08/15/2045	8,000	9,206,991
Series 2018 D, RB	5.75%	08/15/2033	6,190	7,240,089
Series 2018 D, RB	6.00%	08/15/2038	14,250	16,672,082
Series 2018 D, RB	6.13%	08/15/2048	28,950	33,694,259
Farmersville Independent School District; Series 2021, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2051	6,200	7,345,423
Grand Parkway Transportation Corp.;
Series 2013 B, RB(a)(b)(c)	5.25%	10/01/2023	24,405	26,989,538
Series 2013 B, RB(g)	5.85%	10/01/2048	17,000	19,678,494
Grand Prairie Housing Finance Corp.;
Series 2003, RB(e)	7.50%	01/01/2034	610	48,800
Series 2003, RB	7.75%	01/01/2034	6,345	6,376,795
Series 2003, RB(e)(k)(r)	7.75%	01/01/2034	3,595	287,600
Guadalupe (County of) & Seguin (City of), TX Hospital Board of Managers;
Series 2015, Ref. RB	5.00%	12/01/2040	5,350	5,783,502
Series 2015, Ref. RB	5.00%	12/01/2045	9,230	9,915,227
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(m)	0.01%	11/01/2041	24,640	24,640,000
Harris (County of), TX;
Series 2021, GO Bonds	4.00%	10/01/2036	1,110	1,355,509
Series 2021, GO Bonds	4.00%	10/01/2037	1,155	1,403,836
Series 2021, GO Bonds	4.00%	10/01/2038	1,200	1,452,515
Series 2021, GO Bonds	4.00%	10/01/2039	1,245	1,502,942
Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(m)(n)	0.02%	02/15/2042	285	285,000
Houston (City of), TX (Combined Utility System); Series 2004 B-3, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(m)(n)	0.02%	05/15/2034	475	475,000
Houston (City of), TX (Continental Airlines, Inc.); Series 2011 A, Ref. RB(d)	6.63%	07/15/2038	16,000	16,102,720
Houston (City of), TX (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(d)	5.00%	07/01/2029	26,355	28,914,911
Houston (City of), TX (United Airlines, Inc.);
Series 2020 C, Ref. RB(d)	5.00%	07/15/2027	6,775	8,083,916
Series 2021, RB(d)	4.00%	07/15/2041	5,000	5,450,519
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(d)	4.75%	07/01/2024	990	1,058,676
Houston Higher Education Finance Corp. (Houston Baptist University); Series 2021, RB	4.00%	10/01/2051	1,350	1,503,238
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015, RB(i)	5.60%	08/15/2045	4,420	4,895,462
Lamar Consolidated Independent School District;
Series 2021, GO Bonds (CEP - Texas Permanent School Fund)	3.00%	02/15/2046	6,000	6,554,832
Series 2021, GO Bonds (CEP - Texas Permanent School Fund)	3.00%	02/15/2051	10,000	10,803,218
Leander Independent School District;
Series 2014 C, GO Bonds(a)(b)(j)	0.00%	08/15/2024	71,355	19,009,942
Series 2014 D, Ref. GO Bonds(a)(b)(j)	0.00%	08/15/2024	3,645	1,952,566
Lower Neches Valley Authority Industrial Development Corp. (Exxonmobil ); Series 2010, VRD RB(m)	0.01%	11/01/2038	5,000	5,000,000
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(d)(i)	4.63%	10/01/2031	21,150	22,271,864
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 C, RB	5.00%	07/01/2037	1,610	973,562
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	18,395	19,015,053
New Hope Cultural Education Facilities Finance Corp. (Forefront Living Plano); Series 2020 A, RB(i)	10.00%	12/01/2025	5,000	5,389,118
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center);
Series 2016 A, Ref. RB(i)	5.00%	08/15/2036	2,500	2,506,318
Series 2017 A, RB(i)	5.00%	08/15/2037	2,000	2,004,972
Series 2017 A, RB(i)	5.13%	08/15/2047	2,085	2,089,859
New Hope Cultural Education Facilities Finance Corp. (Legacy Midtown Park); Series 2018 A, RB	5.50%	07/01/2054	8,750	9,295,607
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	6,790	7,339,656
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries);
Series 2013, RB	6.50%	01/01/2043	4,325	4,551,576
Series 2013, RB	6.50%	01/01/2048	5,675	5,965,408

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.38%	11/15/2036	$1,365	$ 1,484,347
Series 2016 A, RB	5.50%	11/15/2046	2,975	3,215,914
Series 2016 A, RB	5.50%	11/15/2052	2,350	2,533,395
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2039	1,000	1,098,738
Series 2018, Ref. RB	5.25%	10/01/2049	7,940	8,750,909
Newark High Education Finance Corp. (A+ Charter Schools, Inc.);
Series 2015 A, RB(i)	5.50%	08/15/2035	845	958,975
Series 2015 A, RB(i)	5.75%	08/15/2045	2,015	2,277,922
North Texas Tollway Authority;
Series 2011 B, RB(a)(b)(j)	0.00%	09/01/2031	15,500	8,859,961
Series 2017 B, Ref. RB	5.00%	01/01/2048	1,780	2,132,503
Northwest Independent School District;
Series 2016, Ref. GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2031	1,000	1,149,307
Series 2020-XL0138, Ctfs. (CEP - Texas Permanent School Fund)(c)	4.00%	02/15/2045	10,500	12,623,734
Pecos Barstow Toyah Independent School District; Series 2021, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2041	2,600	2,875,271
Port Beaumont Navigation District (Jefferson Gulf Coast Energy);
Series 2020, Ref. RB(d)(i)	4.00%	01/01/2050	6,125	6,339,535
Series 2021, RB(d)(i)	2.75%	01/01/2036	1,750	1,757,851
Series 2021, RB(d)(i)	2.88%	01/01/2041	2,000	2,007,588
Series 2021, RB(d)(i)	3.00%	01/01/2050	5,000	4,962,070
Red River Health Facilities Development Corp. (MRC Crossing);
Series 2014 A, RB	7.50%	11/15/2034	2,350	2,615,691
Series 2014 A, RB	7.75%	11/15/2044	5,100	5,665,883
Series 2014 A, RB	8.00%	11/15/2049	6,000	6,710,385
San Antonio (City of), TX River Authority; Series 2021, RB	3.00%	01/01/2046	3,725	4,010,876
San Antonio Education Facilities Corp. (University of the Incarnate Word); Series 2021, Ref. RB	4.00%	04/01/2051	2,750	3,185,642
Sanger Industrial Development Corp. (Texas Pellets); Series 2012 B, RB (Acquired 09/04/2012; Cost $37,110,000)(d)(e)(f)(k)	8.00%	07/01/2038	37,110	9,277,500
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. RB	5.00%	05/15/2045	4,550	4,926,669
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, RB (Acquired 07/27/2007; Cost $1,500,000)(e)(f)	5.63%	11/15/2027	1,500	855,000
Series 2007, RB (Acquired 07/27/2007; Cost $2,500,000)(e)(f)	5.75%	11/16/2037	2,500	1,425,000
Series 2014, RB (Acquired 08/14/2014; Cost $3,250,000)(e)(f)	5.63%	11/15/2041	3,250	1,852,500
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana);
Series 2017, RB	6.75%	11/15/2047	13,125	15,034,573
Series 2017, RB	6.75%	11/15/2052	965	1,100,105
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB (Acquired 07/18/2007; Cost $1,015,000)(e)(f)	5.75%	02/15/2025	1,015	710,500
Series 2007, RB (Acquired 07/18/2007; Cost $1,600,000)(e)(f)	5.75%	02/15/2029	1,600	1,120,000
Series 2009 A, RB (Acquired 12/10/2009-10/01/2020; Cost $12,866,093)(e)(f)	8.00%	02/15/2038	13,350	9,345,000
Series 2017 A, RB (Acquired 12/15/2016-09/17/2020; Cost $26,170,658)(e)(f)	6.38%	02/15/2048	26,895	18,826,500
Series 2017 A, RB (Acquired 12/15/2016-04/28/2020; Cost $24,814,254)(e)(f)	6.38%	02/15/2052	25,055	17,538,500
Series 2017, RB (Acquired 11/05/2019; Cost $9,547,686)(e)(f)	6.38%	02/15/2041	8,755	6,128,500
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	1,000	1,194,521
Series 2020, Ref. RB	6.75%	11/15/2051	4,000	4,758,566
Series 2020, Ref. RB	6.88%	11/15/2055	4,000	4,776,157
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way); Series 2020, RB	5.75%	12/01/2054	18,637	19,957,563
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD RB (CEP - FHLMC)(m)	0.08%	05/01/2042	375	375,000
Texas (State of) Transportation Commission;
Series 2019, RB(j)	0.00%	08/01/2051	6,000	1,605,987
Series 2019, RB(j)	0.00%	08/01/2052	6,000	1,516,279
Series 2019, RB(j)	0.00%	08/01/2053	1,000	239,028

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB(d)	5.00%	12/31/2055	$12,135	$ 13,605,296
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, RB(d)	6.75%	06/30/2043	17,450	19,629,624
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(d)	7.00%	12/31/2038	4,000	4,522,063
Texas State Public Finance Authority Charter School Finance Corp. (School Excellence Education); Series 2004 A, RB	7.00%	12/01/2034	2,870	2,871,351
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	55	55,171
University of Texas System Board of Regents; Series 2008 B, VRD RB(m)	0.01%	08/01/2025	5,735	5,735,000
				684,218,820

Utah–0.97%
Mida Mountain Village Public Infrastructure District;
Series 2020 A, RB	4.50%	08/01/2040	1,205	1,380,050
Series 2020 A, RB	5.00%	08/01/2050	6,500	7,451,478
Series 2021, RB(i)	4.00%	08/01/2050	3,000	3,172,282
Military Installation Development Authority; Series 2021 A-1, RB	4.00%	06/01/2052	7,200	7,474,699
Red Bridge Public Infrastructure District No. 1;
Series 2021 A, GO Bonds(i)	3.63%	02/01/2035	600	629,230
Series 2021 A, GO Bonds(i)	4.13%	02/01/2041	500	524,571
Series 2021 A, GO Bonds(i)	4.38%	02/01/2051	1,100	1,157,498
Series 2021 B, GO Bonds(i)	7.38%	08/15/2051	600	609,236
Salt Lake City (City of), UT;
Series 2018 A, RB(c)(d)	5.00%	07/01/2043	14,750	18,008,594
Series 2018 A, RB(c)(d)	5.00%	07/01/2048	11,250	13,700,774
Series 2021 A, RB(d)	5.00%	07/01/2046	10,200	13,006,897
Series 2021 A, RB(d)	4.00%	07/01/2051	22,800	26,540,205
Utah (State of) Charter School Finance Authority (Leadership Learning Academy); Series 2019 A, RB(i)	5.00%	06/15/2050	2,000	2,211,876
Utah (State of) Charter School Finance Authority (Navigator Pointe Academy); Series 2010 A, RB	5.38%	07/15/2030	1,015	1,018,167
Utah (State of) Charter School Finance Authority (Renaissance Academy); Series 2020, Ref. RB(i)	5.00%	06/15/2055	2,080	2,371,747
Utah (State of) Charter School Finance Authority (Vista Entrada School of Performing Arts);
Series 2012, RB(a)	5.60%	07/15/2022	130	136,036
Series 2012, RB(a)(b)	6.30%	07/15/2022	850	894,401
Series 2012, RB(a)(b)	6.55%	07/15/2022	2,000	2,107,905
Weber (County of), UT (IHC Health Services, Inc.); Series 2000 C, VRD RB(m)	0.01%	02/15/2035	7,795	7,795,000
				110,190,646

Virgin Islands–0.41%
Virgin Islands (Government of) (Matching Fund Loan Note - Diago); Series 2009 A, RB	6.75%	10/01/2037	4,600	4,640,250
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Sr. Lien Capital); Series 2009 A-1, RB	5.00%	10/01/2039	12,910	12,942,527
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2009 A-1, RB	5.00%	10/01/2029	3,620	3,629,120
Series 2009 B, Ref. RB	5.00%	10/01/2025	4,460	4,471,237
Series 2010 A, RB	5.00%	10/01/2025	12,575	12,606,683
Series 2010 A, RB	5.00%	10/01/2029	2,500	2,506,299
Series 2012 A, RB	5.00%	10/01/2032	5,730	5,688,131
				46,484,247

Virginia–1.03%
Ballston Quarter Communities Development Authority;
Series 2016 A, RB	5.38%	03/01/2036	1,635	1,554,613
Series 2016 A, RB	5.50%	03/01/2046	10,000	9,230,281
Norfolk (City of), VA; Series 2007, VRD GO Bonds(m)	0.02%	08/01/2037	500	500,000
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge); Series 2019 A, RB	5.00%	01/01/2049	4,500	4,892,547
Roanoke (City of), VA Economic Development Authority (Richfield Living);
Series 2020, RB (Acquired 01/23/2020; Cost $ 1,670,553)(f)	5.00%	09/01/2040	1,645	1,625,133
Series 2020, RB (Acquired 01/23/2020; Cost $ 1,210,000)(f)	5.13%	09/01/2055	1,210	1,174,939

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–(continued)
Tobacco Settlement Financing Corp.;
Series 2007 B-1, RB	5.00%	06/01/2047	$21,035	$ 21,174,349
Series 2007 B-2, RB	5.20%	06/01/2046	3,000	3,002,396
Virginia (Commonwealth of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, RB(d)	5.50%	01/01/2042	20,775	21,629,380
Virginia (Commonwealth of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, RB(d)	5.00%	01/01/2040	21,155	21,482,962
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(d)	5.00%	12/31/2049	22,215	26,766,480
Series 2017, RB(d)	5.00%	12/31/2056	2,150	2,577,320
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay); Series 2018, Ref. RB	5.00%	09/01/2040	1,750	2,025,425
				117,635,825

Washington–1.47%
King (County of), WA Public Hospital District No. 4;
Series 2015 A, RB	5.75%	12/01/2030	3,000	3,328,607
Series 2015 A, RB	6.00%	12/01/2035	2,685	2,992,583
Series 2015 A, RB	6.25%	12/01/2045	6,465	7,217,661
King (County of), WA Public Hospital District No. 4 (Snoqualmie Valley Hospital);
Series 2011, Ref. GO Bonds(a)(b)	6.75%	12/01/2021	500	508,063
Series 2011, Ref. GO Bonds(a)(b)	7.00%	12/01/2021	4,000	4,066,870
Port of Seattle Industrial Development Corp. (Delta Airlines); Series 2012, Ref. RB(d)	5.00%	04/01/2030	19,500	20,801,141
Seattle (Port of), WA; Series 2021 C, Ref. RB(d)	5.00%	08/01/2046	10,750	13,809,504
Washington (State of) (Bidding Group 2); Series 2021 A, GO Bonds	5.00%	08/01/2041	10,000	13,190,722
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB(c)(l)	5.00%	07/01/2048	27,000	32,979,525
Series 2021 B, RB	4.00%	07/01/2043	11,790	13,639,118
Washington (State of) Economic Development Finance Authority (Green Bonds); Series 2020 A, RB(d)(i)	5.63%	12/01/2040	7,500	9,215,288
Washington (State of) Housing Finance Commission; Series 2021-1, Class A, Ctfs.	3.50%	12/20/2035	6,378	7,494,787
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(i)	5.00%	07/01/2036	1,460	1,596,447
Series 2016 A, Ref. RB(i)	5.00%	07/01/2046	1,700	1,845,121
Series 2016 A, Ref. RB(i)	5.00%	07/01/2051	9,650	10,459,903
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB(i)	7.00%	07/01/2045	2,150	2,386,486
Series 2015 A, RB(i)	7.00%	07/01/2050	1,500	1,662,174
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.);
Series 2016 A, Ref. RB(i)	5.00%	01/01/2031	1,500	1,678,035
Series 2016 A, Ref. RB(i)	5.00%	01/01/2046	6,950	7,617,906
Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD RB (LOC - FHLB of San Francisco)(m)(n)	0.02%	11/01/2047	705	705,000
Washington (State of) Housing Finance Commission (Spokane International Academy);
Series 2021 A, RB(i)	5.00%	07/01/2050	1,000	1,139,884
Series 2021 A, RB(i)	5.00%	07/01/2056	1,130	1,276,934
Washington (State of) Housing Finance Commission (Transforming Age); Series 2019 A, RB(i)	5.00%	01/01/2055	4,000	4,519,308
Washington (State of) Housing Finance Commission (Wesley Homes at Lea Hill);
Series 2016, Ref. RB(i)	5.00%	07/01/2041	2,000	2,193,639
Series 2016, Ref. RB(i)	5.00%	07/01/2046	1,000	1,089,744
				167,414,450

West Virginia–0.67%
Harrison (County of), WV Commission (Charles Pointe No. 2);
Series 2008 A, Ref. RB	7.00%	06/01/2035	3,340	3,304,712
Series 2013, Ref. RB(e)(i)	7.00%	06/01/2035	1,000	500,000
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District);
Series 2019 A, RB(i)	5.75%	06/01/2042	13,750	15,768,346
Series 2019 B, Ref. RB(i)	7.50%	06/01/2042	6,140	6,876,679
Kanawha (County of), WV (The West Virginia State University Foundation); Series 2013, RB(a)(b)	6.75%	07/01/2023	5,650	6,306,986

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia–(continued)
Monongalia (County of), WV Commission Excise Tax District;
Series 2021 A, Ref. RB(i)	4.13%	06/01/2043	$3,000	$ 3,391,555
Series 2021 B, RB(i)	4.88%	06/01/2043	1,750	1,912,686
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District);
Series 2017 A, Ref. RB(i)	5.75%	06/01/2043	6,000	6,954,034
Series 2020, Ref. RB(i)	7.50%	06/01/2043	13,205	15,668,789
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(d)(i)	7.25%	02/01/2036	10,965	10,715,517
Series 2018, RB(d)(i)	8.75%	02/01/2036	4,500	4,800,892
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008 B, Ref. VRD RB (LOC - Branch Banking & Trust Co.)(m)(n)	0.09%	01/01/2034	380	380,000
				76,580,196

Wisconsin–4.57%
Public Finance Authority; Series 2020 A, RB(i)	5.25%	03/01/2045	5,000	5,866,971
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(i)	6.25%	08/01/2027	3,500	3,950,223
Series 2017, RB(i)	6.75%	08/01/2031	15,590	17,766,905
Series 2017, RB(i)	6.50%	12/01/2037	25,000	28,393,255
Series 2017, RB(i)	6.75%	12/01/2042	12,270	14,016,016
Public Finance Authority (Coral Academy of Science Reno); Series 2019, Ref. RB(i)	5.00%	06/01/2050	1,250	1,365,831
Public Finance Authority (Cross Creek Public Improvement District); Series 2019, RB(i)	5.75%	10/01/2053	4,940	5,788,735
Public Finance Authority (Goodwill Industries of Southern Nevada, Inc.);
Series 2019 A, RB	5.50%	12/01/2038	4,117	4,107,384
Series 2019 A, RB	5.75%	12/01/2048	6,863	6,801,635
Public Finance Authority (Kipp Charlotte, Inc.); Series 2020 A, RB(i)	5.00%	10/15/2055	350	386,591
Public Finance Authority (KU Campus Development Corp. -Central District Development); Series 2016, RB(c)(l)	5.00%	03/01/2041	24,000	28,129,925
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(i)	5.25%	06/15/2049	5,775	6,317,676
Public Finance Authority (Million Air Two LLC General Aviation Facilities); Series 2017, Ref. RB(d)(i)	7.13%	06/01/2041	15,375	16,491,140
Public Finance Authority (Minnesota College of Osteopathic Medicine); Series 2019 A-1, RB(e)(i)	5.50%	12/01/2048	76	38,039
Public Finance Authority (Southminster);
Series 2018, RB(i)	5.00%	10/01/2043	500	556,965
Series 2018, RB(i)	5.00%	10/01/2048	6,600	7,327,397
Series 2018, RB(i)	5.00%	10/01/2053	3,000	3,324,457
Public Finance Authority (WFCS Portfolio); Series 2021 A-1, RB(i)	5.00%	01/01/2056	1,150	1,355,405
Public Finance Authority (WhiteStone); Series 2017, Ref. RB(i)	5.00%	03/01/2052	2,300	2,569,719
Wisconsin (State of) Center District; Series 2020 D, RB (INS - AGM)(h)(j)	0.00%	12/15/2060	120,000	28,139,808
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group);
Series 2017, Ref. RB	5.00%	08/01/2027	2,000	2,175,805
Series 2017, Ref. RB	5.00%	08/01/2037	5,820	6,222,539
Series 2017, Ref. RB	5.00%	08/01/2039	2,355	2,515,156
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group); Series 2016, Ref. RB	4.00%	11/15/2034	1,000	1,146,862
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016 A, Ref. RB(c)	5.00%	11/15/2039	38,800	46,274,769
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019, Ref. RB	5.00%	11/01/2039	1,950	2,132,000
Series 2019, Ref. RB	5.00%	11/01/2046	10,050	10,878,204
Series 2019, Ref. RB	5.00%	11/01/2054	1,650	1,775,422
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.); Series 2014, RB	5.75%	05/01/2039	4,260	4,430,429
Wisconsin (State of) Health & Educational Facilities Authority (Thedacare, Inc.); Series 2019, Ref. RB	4.00%	12/15/2049	5,000	5,821,590
Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center);
Series 2017 A, RB(i)	6.25%	10/01/2031	3,475	3,585,408
Series 2017 A, RB(i)	6.85%	10/01/2047	25,735	26,547,534
Series 2017 A, RB(i)	7.00%	10/01/2047	1,250	1,289,399

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43                      Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(i)	7.00%	12/01/2050	$11,000	$12,650,004

Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth); Series 2016 A, RB(i)	5.13%	06/01/2048	10,500	11,676,427

Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center);
Series 2017 A, RB(i)	5.75%	11/01/2024	1,440	1,465,042

Series 2017 A, RB(i)	6.25%	11/01/2028	2,525	2,658,679

Series 2017 A, RB(i)	6.85%	11/01/2046	34,350	36,440,692

Series 2017 B, RB(e)(i)	8.50%	11/01/2046	8,000	6,000,000

Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2018 A, RB(i)	6.13%	02/01/2048	5,535	6,133,814

Series 2020 A, RB(i)	6.13%	02/01/2050	3,305	3,658,279

Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center);
Series 2018 A-1, RB(i)	6.25%	01/01/2038	11,000	9,078,160

Series 2018 A-1, RB(i)	6.38%	01/01/2048	16,520	13,269,125

Wisconsin (State of) Public Finance Authority (Mary’s Woods at Marylhurst);
Series 2017 A, Ref. RB(i)	5.25%	05/15/2037	1,000	1,106,600

Series 2017 A, Ref. RB(i)	5.25%	05/15/2042	1,230	1,358,815

Series 2017 A, Ref. RB(i)	5.25%	05/15/2047	1,225	1,353,291

Series 2017 A, Ref. RB(i)	5.25%	05/15/2052	3,300	3,645,600

Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(d)	7.25%	06/01/2035	6,965	7,501,127

Wisconsin (State of) Public Finance Authority (New Plan Learning, Inc.);
Series 2021 A, Ref. RB	3.75%	07/01/2031	4,500	4,525,615

Series 2021 A, Ref. RB	5.00%	07/01/2041	6,415	6,921,022

Wisconsin (State of) Public Finance Authority (Penick Village Obligated Group); Series 2019, Ref. RB(i)	5.00%	09/01/2049	1,450	1,577,083

Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.00%	12/01/2027	2,560	2,888,968

Series 2018 A, RB	5.20%	12/01/2037	17,025	20,443,550

Series 2018 A, RB	5.35%	12/01/2045	24,750	29,517,216

Wisconsin (State of) Public Finance Authority (Rose Villa); Series 2014 A, RB(i)	6.00%	11/15/2049	2,500	2,742,514

Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences);
Series 2012, RB	5.75%	04/01/2042	6,340	6,505,570

Series 2015, Ref. RB	5.88%	04/01/2045	6,400	7,319,478

Wisconsin (State of) Public Finance Authority (Voyager Foundation, Inc.);
Series 2012 A, RB(a)	5.50%	10/01/2022	210	216,401

Series 2012 A, RB(a)(b)	6.00%	10/01/2022	1,475	1,567,459

Series 2012 A, RB(a)(b)	6.20%	10/01/2022	1,300	1,384,295

Wisconsin (State of) Public Finance Authority (Wittenberg University);
Series 2016, RB (Acquired 10/20/2016-08/09/2019; Cost $7,801,182)(f)(i)	5.00%	12/01/2031	7,830	8,497,811

Series 2016, RB (Acquired 10/20/2016-09/24/2020; Cost $10,711,690)(f)(i)	5.25%	12/01/2039	10,685	11,560,815

				521,152,646

Total Municipal Obligations (Cost $11,315,644,582)				12,438,513,913

U.S. Dollar Denominated Bonds & Notes–0.05%
Pennsylvania–0.05%
Talen Energy Supply LLC (Cost $10,673,593)	6.50%	06/01/2025	12,500	5,391,500

TOTAL INVESTMENTS IN SECURITIES(s) –109.01% (Cost $11,326,318,175)				12,443,905,413

FLOATING RATE NOTE OBLIGATIONS–(10.17)%
Notes with interest and fee rates ranging from 0.52% to 0.79% at 08/31/2021 and contractual maturities of collateral ranging from 11/01/2023 to 10/15/2057 (See Note 1K)(t)				(1,160,645,000)

OTHER ASSETS LESS LIABILITIES–1.16%				132,075,909

NET ASSETS–100.00%				$11,415,336,322

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44                      Invesco High Yield Municipal Fund

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
USD	– U.S. Dollar
VRD	– Variable Rate Demand
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1K.
(d)	Security subject to the alternative minimum tax.
(e)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2021 was $658,421,542, which represented 5.77% of the Fund’s Net Assets.

(f)	Restricted security. The aggregate value of these securities at August 31, 2021 was $329,719,616, which represented 2.89% of the Fund’s Net Assets.
(g)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(h)	Principal and/or interest payments are secured by the bond insurance company listed.
(i)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2021 was $1,990,354,959, which represented 17.59% of the Fund’s Net Assets.

(j)	Zero coupon bond issued at a discount.
(k)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(l)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $279,200,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(m)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2021.

(n)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(o)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(p)	Security subject to crossover refunding.
(q)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2021.
(r)	Restructured security not accruing interest income. The aggregate value of these securities at August 31, 2021 was $287,600, which represented less than 3% of the Fund’s Net Assets.
(s)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(t)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2021. At August 31, 2021, the Fund’s investments with a value of $1,914,874,859 are held by TOB Trusts and serve as collateral for the $1,160,645,000 in the floating rate note obligations outstanding at that date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45                      Invesco High Yield Municipal Fund

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2021

Revenue Bonds	79.1%

General Obligation Bonds	13.3

Pre-Refunded Bonds	5.5

Other	2.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46                      Invesco High Yield Municipal Fund

Statement of Assets and Liabilities

August 31, 2021

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $11,326,318,175)	$12,443,905,413
Receivable for:
Investments sold	5,674,550
Fund shares sold	9,625,082
Interest	154,110,824
Investments matured, at value (Cost $91,085,550)	101,752,896
Investment for trustee deferred compensation and retirement plans	759,679
Other assets	1,703,105
Total assets	12,717,531,549

Liabilities:
Floating rate note obligations	1,160,645,000
Payable for:
Investments purchased	75,128,350
Dividends	16,228,321
Fund shares reacquired	5,475,370
Amount due custodian	39,582,255
Accrued fees to affiliates	3,708,910
Accrued interest expense	114,528
Accrued trustees’ and officers’ fees and benefits	5,604
Accrued other operating expenses	443,704
Trustee deferred compensation and retirement plans	863,185
Total liabilities	1,302,195,227
Net assets applicable to shares outstanding	$11,415,336,322

Net assets consist of:
Shares of beneficial interest	$10,949,356,111
Distributable earnings	465,980,211
$11,415,336,322

Net Assets:
Class A	$ 6,797,626,962
Class C	$ 601,260,881
Class Y	$ 3,106,368,252
Class R5	$ 165,598
Class R6	$ 909,914,629

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	648,922,888
Class C	57,602,106
Class Y	296,041,984
Class R5	15,822
Class R6	86,980,917
Class A:
Net asset value per share	$ 10.48
Maximum offering price per share (Net asset value of $10.48 ÷ 95.75%)	$ 10.95
Class C:
Net asset value and offering price per share	$ 10.44
Class Y:
Net asset value and offering price per share	$ 10.49
Class R5:
Net asset value and offering price per share	$ 10.47
Class R6:
Net asset value and offering price per share	$ 10.46

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47                      Invesco High Yield Municipal Fund

Statement of Operations

For the six months ended August 31, 2021

(Unaudited)

Investment income:
Interest	$259,005,561

Expenses:
Advisory fees	27,972,683
Administrative services fees	769,281
Custodian fees	16,263
Distribution fees:
Class A	8,387,442
Class C	3,076,881
Interest, facilities and maintenance fees	5,941,457
Transfer agent fees – A, C and Y	3,351,708
Transfer agent fees – R5	64
Transfer agent fees – R6	24,442
Trustees’ and officers’ fees and benefits	56,925
Registration and filing fees	173,006
Reports to shareholders	174,921
Professional services fees	324,881
Taxes	867,806
Other	74,599
Total expenses	51,212,359
Less: Expense offset arrangement(s)	(549)
Net expenses	51,211,810
Net investment income	207,793,751

Realized and unrealized gain from:
Net realized gain from unaffiliated investment securities	48,306,368
Change in net unrealized appreciation of unaffiliated investment securities	264,180,655
Net realized and unrealized gain	312,487,023
Net increase in net assets resulting from operations	$520,280,774

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48                      Invesco High Yield Municipal Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2021 and the year ended February 28, 2021

(Unaudited)

	August 31, 2021	February 28, 2021

Operations:
Net investment income	$207,793,751	$422,090,081

Net realized gain (loss)	48,306,368	(197,377,005)

Change in net unrealized appreciation (depreciation)	264,180,655	(366,042,833)

Net increase (decrease) in net assets resulting from operations	520,280,774	(141,329,757)

Distributions to shareholders from distributable earnings:
Class A	(133,603,033)	(267,356,029)

Class C	(9,980,601)	(26,687,379)

Class Y	(62,670,551)	(115,768,362)

Class R5	(3,488)	(7,225)

Class R6	(17,250,587)	(27,900,177)

Total distributions from distributable earnings	(223,508,260)	(437,719,172)

Share transactions–net:
Class A	292,369,078	(36,221,661)

Class C	(21,116,725)	(288,331,445)

Class Y	343,821,792	(411,995,147)

Class R5	618	(20,670)

Class R6	191,376,879	79,390,446

Net increase (decrease) in net assets resulting from share transactions	806,451,642	(657,178,477)

Net increase (decrease) in net assets	1,103,224,156	(1,236,227,406)

Net assets:
Beginning of period	10,312,112,166	11,548,339,572

End of period	$11,415,336,322	$10,312,112,166

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49                      Invesco High Yield Municipal Fund

Statement of Cash Flows

For the six months ended August 31, 2021

(Unaudited)

Cash provided by operating activities:

Net increase in net assets resulting from operations	$520,280,774

Adjustments to reconcile the change in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investments	(1,131,415,619)

Proceeds from sales of investments	627,546,023

Proceeds from sales of short-term investments, net	(209,791,148)

Amortization of premium on investment securities	21,600,913

Accretion of discount on investment securities	(41,721,014)

Net realized gain from investment securities	(48,306,368)

Net change in unrealized appreciation on investment securities	(264,180,655)

Change in operating assets and liabilities:

Increase in receivables and other assets	(8,673,467)

Decrease in accrued expenses and other payables	(22,427)

Net cash provided by (used in) operating activities	(534,682,988)

Cash provided by (used in) financing activities:
Dividends paid to shareholders from distributable earnings	(101,284,005)

Increase in payable for amount due custodian	39,582,255

Proceeds from shares of beneficial interest sold	1,340,377,114

Repayments of TOB Trusts	(184,975,000)

Disbursements from shares of beneficial interest reacquired	(668,497,644)

Net cash provided by (used in) financing activities	425,202,720

Net decrease in cash and cash equivalents	(109,480,268)

Cash and cash equivalents at beginning of period	109,480,268

Cash and cash equivalents at end of period	$-

Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	$122,564,494

Supplemental disclosure of cash flow information:
Cash paid during the period for taxes	$(10,575)

Cash paid during the period for interest, facilities and maintenance fees	$5,845,539

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50                      Invesco High Yield Municipal Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return (b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 08/31/21	$10.19	$0.19	$0.31	$0.50	$(0.21)	$10.48	4.92%		$6,797,627	0.97	%(d)	0.97	%(d)	0.87	%(d)	3.70	%(d)	5%
Year ended 02/28/21	10.68	0.42	(0.47)	(0.05)	(0.44)	10.19	(0.25)		6,323,866	1.03		1.03		0.86		4.28		26
Year ended 02/29/20	9.87	0.43	0.83	1.26	(0.45)	10.68	13.00		6,659,123	1.13		1.13		0.86		4.19		10
Year ended 02/28/19	9.93	0.43	(0.02)	0.41	(0.47)	9.87	4.17		5,561,342	1.22		1.22		0.86		4.37		24
Year ended 02/28/18	9.87	0.52	0.01	0.53	(0.47)	9.93	5.46		5,360,001	1.06		1.06		0.89		5.17		14
Year ended 02/28/17	10.11	0.50	(0.24)	0.26	(0.50)	9.87	2.53		4,922,389	1.01		1.01		0.87		4.87		17
Class C
Six months ended 08/31/21	10.15	0.15	0.31	0.46	(0.17)	10.44	4.55		601,261	1.72	(d)	1.72	(d)	1.62	(d)	2.95	(d)	5
Year ended 02/28/21	10.64	0.35	(0.48)	(0.13)	(0.36)	10.15	(0.99	)(e)	605,479	1.77	(e)	1.77	(e)	1.60	(e)	3.54	(e)	26
Year ended 02/29/20	9.84	0.35	0.82	1.17	(0.37)	10.64	12.09		948,191	1.88		1.88		1.61		3.44		10
Year ended 02/28/19	9.89	0.36	(0.02)	0.34	(0.39)	9.84	3.52		860,988	1.97		1.97		1.61		3.62		24
Year ended 02/28/18	9.84	0.45	0.00	0.45	(0.40)	9.89	4.57		1,282,971	1.81		1.81		1.64		4.42		14
Year ended 02/28/17	10.07	0.42	(0.23)	0.19	(0.42)	9.84	1.86		1,175,513	1.76		1.76		1.62		4.12		17
Class Y
Six months ended 08/31/21	10.21	0.21	0.29	0.50	(0.22)	10.49	4.95		3,106,368	0.72	(d)	0.72	(d)	0.62	(d)	3.95	(d)	5
Year ended 02/28/21	10.70	0.45	(0.48)	(0.03)	(0.46)	10.21	0.01		2,684,515	0.78		0.78		0.61		4.53		26
Year ended 02/29/20	9.89	0.46	0.82	1.28	(0.47)	10.70	13.25		3,291,052	0.88		0.88		0.61		4.44		10
Year ended 02/28/19	9.94	0.46	(0.02)	0.44	(0.49)	9.89	4.54		2,557,003	0.97		0.97		0.61		4.62		24
Year ended 02/28/18	9.89	0.55	0.00	0.55	(0.50)	9.94	5.61		2,562,437	0.81		0.81		0.64		5.42		14
Year ended 02/28/17	10.12	0.52	(0.22)	0.30	(0.53)	9.89	2.89		1,867,338	0.76		0.76		0.62		5.12		17
Class R5
Six months ended 08/31/21	10.18	0.21	0.30	0.51	(0.22)	10.47	5.05		166	0.73	(d)	0.73	(d)	0.63	(d)	3.94	(d)	5
Year ended 02/28/21	10.67	0.44	(0.47)	(0.03)	(0.46)	10.18	(0.02)		160	0.79		0.79		0.62		4.52		26
Year ended 02/29/20	9.87	0.46	0.81	1.27	(0.47)	10.67	13.20		189	0.86		0.86		0.59		4.46		10
Year ended 02/28/19	9.92	0.46	(0.02)	0.44	(0.49)	9.87	4.51		215	0.99		0.99		0.63		4.60		24
Year ended 02/28/18	9.86	0.55	0.01	0.56	(0.50)	9.92	5.70		314	0.80		0.80		0.63		5.43		14
Year ended 02/28/17	10.11	0.52	(0.25)	0.27	(0.52)	9.86	2.64		631	0.80		0.80		0.66		5.08		17
Class R6
Six months ended 08/31/21	10.18	0.21	0.29	0.50	(0.22)	10.46	4.99		909,915	0.66	(d)	0.66	(d)	0.56	(d)	4.01	(d)	5
Year ended 02/28/21	10.66	0.45	(0.46)	(0.01)	(0.47)	10.18	0.14		698,091	0.72		0.72		0.56		4.59		26
Year ended 02/29/20	9.86	0.46	0.82	1.28	(0.48)	10.66	13.25		649,785	0.81		0.81		0.54		4.51		10
Year ended 02/28/19	9.91	0.46	(0.01)	0.45	(0.50)	9.86	4.59		388,029	0.92		0.92		0.56		4.67		24
Period ended 02/28/18(f)	9.90	0.50	(0.03)	0.47	(0.46)	9.91	4.76		208,446	0.74	(d)	0.74	(d)	0.57	(d)	5.49	(d)	14

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.99% for the year ended February 28, 2021.
(f)	Commencement date of April 04, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51                      Invesco High Yield Municipal Fund

Notes to Financial Statements

August 31, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco High Yield Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek federal tax-exempt current income and taxable capital appreciation.

The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

52                      Invesco High Yield Municipal Fund

D.

Distributions - Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Interest, Facilities and Maintenance Fees - Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.

H.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Cash and Cash Equivalents - For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

K.

Floating Rate Note Obligations - The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider

53                      Invesco High Yield Municipal Fund

will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

    Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

    There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

    TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

L.

Other Risks - The Fund may invest in lower-quality debt securities, i.e., “junk bonds.” Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher-rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

    The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

    Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

    There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

    The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

M.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

    The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $300 million	0.600%
Next $300 million	0.550%
Over $600 million	0.500%

    For the six months ended August 31, 2021, the effective advisory fee rate incurred by the Fund was 0.50%.

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

    The Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

54                      Invesco High Yield Municipal Fund

    The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted distribution and service plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plan”). The Fund, pursuant to the Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares and up to 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

    Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2021, IDI advised the Fund that IDI retained $361,641 in front-end sales commissions from the sale of Class A shares and $74,986 and $14,365 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of August 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$–	$12,400,602,717	$37,911,196	$12,438,513,913
U.S. Dollar Denominated Bonds & Notes	–	5,391,500	–	5,391,500
Total Investments in Securities	–	12,405,994,217	37,911,196	12,443,905,413

Other Investments - Assets
Investments Matured	–	101,546,921	205,975	101,752,896
Total Investments	$–	$12,507,541,138	$38,117,171	$12,545,658,309

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2021, the Fund engaged in securities purchases of $123,256,170 and securities sales of $154,720,716, which did not result in any net realized gains (losses).

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $549.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

55                      Invesco High Yield Municipal Fund

NOTE 7–Cash Balances and Borrowings

The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Funds in a committed secured borrowing facility that permits borrowings up to $2.0 billion, collectively by certain Funds, and which will expire on February 24, 2022. The revolving credit and security agreement is secured by the assets of the Fund.

    During the six months ended August 31, 2021, the average daily balance of borrowing under the revolving credit and security agreement was $0 with an average interest rate of 0.00%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees. At August 31, 2021, the Fund had no borrowings outstanding under this agreement.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

    Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2021 were $1,237,571,000 and 0.54%, respectively.

    The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of February 28, 2021, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$310,653,861	$364,278,432	$674,932,293

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2021 was $1,194,286,365 and $589,328,945, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$1,375,475,019

Aggregate unrealized (depreciation) of investments	(292,697,414)

Net unrealized appreciation of investments	$1,082,777,605

    Cost of investments for tax purposes is $11,462,880,704.

NOTE 10–Share Information

	Summary of Share Activity
	Six months ended August 31, 2021(a)		Year ended February 28, 2021
	Shares	Amount	Shares	Amount
Sold:
Class A	47,390,600	$490,266,651	116,648,206	$1,135,586,278
Class C	2,834,284	29,272,743	9,030,598	87,378,757
Class Y	53,755,394	559,384,330	89,494,965	882,769,229
Class R6	23,062,560	240,040,734	30,591,569	300,580,883

Issued as reinvestment of dividends:
Class A	6,769,069	70,563,055	14,498,202	142,179,399
Class C	649,255	6,741,119	1,757,991	17,117,468
Class Y	3,215,851	33,589,637	6,365,216	62,502,959
Class R5	67	698	561	5,464
Class R6	1,120,826	11,669,985	1,995,339	19,567,044

56                      Invesco High Yield Municipal Fund

	Summary of Share Activity
	Six months ended August 31, 2021(a)		Year ended February 28, 2021
	Shares	Amount	Shares	Amount

Automatic conversion of Class C shares to Class A shares:
Class A	1,606,972	$16,742,842	21,488,060	$212,120,630

Class C	(1,612,246)	(16,742,842)	(21,559,022)	(212,120,630)

Reacquired:
Class A	(27,431,173)	(285,203,470)	(155,570,547)	(1,526,107,968)

Class C	(3,898,436)	(40,387,745)	(18,698,161)	(180,707,040)

Class Y	(23,917,153)	(249,152,175)	(140,471,748)	(1,357,267,335)

Class R5	(8)	(80)	(2,499)	(26,134)

Class R6	(5,806,900)	(60,333,840)	(24,916,602)	(240,757,481)

Net increase (decrease) in share activity	77,738,962	$806,451,642	(69,347,872)	$(657,178,477)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

57                      Invesco High Yield Municipal Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2021 through August 31, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (03/01/21)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/21)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/21)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,049.20	$5.01	$1,020.32	$4.94	0.97%
Class C	1,000.00	1,045.50	8.87	1,016.53	8.74	1.72
Class Y	1,000.00	1,049.50	3.72	1,021.58	3.67	0.72
Class R5	1,000.00	1,050.50	3.77	1,021.53	3.72	0.73
Class R6	1,000.00	1,049.90	3.41	1,021.88	3.36	0.66

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2021 through August 31, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

58                      Invesco High Yield Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco High Yield Municipal Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Custom Invesco High Yield Municipal Index (Index). The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one year period, the third quintile for the three year period and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund

59                      Invesco High Yield Municipal Fund

was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual and contractual management fees and total expense ratio were each in the fifth quintile of its expense group and discussed with management reasons for such relative actual and contractual management fees and total expenses as well as the levels of the Fund’s breakpoints in light of current assets.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board requested and received additional information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

60                      Invesco High Yield Municipal Fund

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Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-07890 and 033-66242	Invesco Distributors, Inc.	VK-HYM-SAR-1

Semiannual Report to Shareholders	August 31, 2021

Invesco Intermediate Term Municipal Income Fund

Nasdaq:

A: VKLMX ∎ C: VKLCX ∎ Y: VKLIX ∎ R6: VKLSX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

35	Financial Statements

38	Financial Highlights

39	Notes to Financial Statements

45	Fund Expenses

46	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/21 to 8/31/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	2.89%
Class C Shares	2.51
Class Y Shares	3.11
Class R6 Shares	3.06
S&P Municipal Bond Index▼ (Broad Market Index)	2.50
S&P Municipal Bond 2-17 Years Investment Grade Index▼ (Style-Specific Index)	2.08
Lipper Intermediate Municipal Debt Funds Index∎ (Peer Group Index)	2.35

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

The S&P Municipal Bond 2-17 Years Investment Grade Index seeks to measure the performance of investment-grade US municipals with maturities between two and 17 years.

The Lipper Intermediate Municipal Debt Funds Index is an unmanaged index considered representative of intermediate municipal debt funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

     Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2 Invesco Intermediate Term Municipal Income Fund

Average Annual Total Returns
As of 8/31/21, including maximum applicable sales charges

Class A Shares
Inception (5/28/93)	4.44%
10 Years	3.35
5 Years	2.41
1 Year	2.70

Class C Shares
Inception (10/19/93)	4.11%
10 Years	2.99
5 Years	2.15
1 Year	3.56

Class Y Shares
Inception (8/12/05)	4.12%
10 Years	3.88
5 Years	3.19
1 Year	5.69

Class R6 Shares
10 Years	3.75%
5 Years	3.17
1 Year	5.68

Effective June 1, 2010, Class A, Class C and Class I shares of the predecessor fund, Van Kampen Intermediate Term Municipal Income Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class C and Class Y shares, respectively, of Invesco Van Kampen Intermediate Term Municipal Income Fund (renamed Invesco Intermediate Term Municipal Income Fund). Returns shown above, prior to June 1, 2010, for Class A, Class C and Class Y shares are those for Class A, Class C and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 2.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3 Invesco Intermediate Term Municipal Income Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid

Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4 Invesco Intermediate Term Municipal Income Fund

Schedule of Investments

August 31, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–104.98%
Alabama–1.60%
Alabama (State of) Port Authority; Series 2017 A, Ref. RB (INS - AGM)(a)(b)	5.00%	10/01/2033	$3,500	$ 4,237,916
Alabaster (City of), AL Board of Education; Series 2014 A, GO Wts. (INS - AGM)(b)	5.00%	09/01/2025	1,500	1,701,371
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority; Series 2018 B, RB	5.00%	07/01/2035	2,345	2,819,287
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging);
Series 2016, RB	5.25%	06/01/2025	75	78,515
Series 2016, RB	5.50%	06/01/2030	2,000	2,158,006
Health Care Authority for Baptist Health (The); Series 2006 D, RB	5.00%	11/15/2021	230	230,809
Lee (County of), AL Public Building Authority (DHR Building); Series 2006, Revenue Ctfs. (INS - SGI)(b)	4.38%	09/01/2025	10	10,034
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2034	5,000	6,787,486
Pell City (City of), AL Special Care Facilities Financing Authority (Noland Health Services, Inc.);
Series 2012, RB	5.00%	12/01/2021	2,250	2,275,987
Series 2016 A, RB	5.00%	12/01/2031	4,850	4,899,023
Selma (City of), AL Industrial Development Board (International Paper Co.); Series 2019, Ref. RB(c)	2.00%	10/01/2024	1,500	1,576,239
Southeast Alabama Gas Supply District (The) (No. 1);
Series 2018 B, RB (67% of 1 mo. USD LIBOR + 0.90%)(c)(d)	0.96%	04/01/2024	4,875	4,922,407
Series 2018 C, RB (SIFMA Municipal Swap Index + 0.65%)(c)(d)	0.67%	04/01/2024	1,625	1,633,698
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(e)	4.50%	05/01/2032	3,251	3,555,143
UAB Medicine Finance Authority; Series 2019, RB	5.00%	09/01/2031	550	716,212
				37,602,133

Arizona–2.39%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2032	3,400	3,880,309
Arizona (State of) Industrial Development Authority; Series 2019-2, Class A, Ctfs.	3.63%	05/20/2033	1,938	2,208,858
Arizona (State of) Industrial Development Authority (Academies of Math & Science); Series 2019, RB(e)	5.00%	07/01/2039	1,000	1,185,354
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 D, Ref. RB(e)	5.00%	07/01/2037	630	740,715
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community); Series 2019 A, RB	5.00%	01/01/2035	2,600	2,737,435
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB(e)	5.75%	07/15/2038	1,810	2,128,908
Glendale (City of), AZ; Series 2015, Ref. RB (INS - AGM)(b)	5.00%	07/01/2029	1,000	1,167,004
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2028	2,105	2,330,489
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2018 A, RB	5.00%	02/15/2038	1,200	1,418,409
Maricopa (County of), AZ Industrial Development Authority (GreatHearts Arizona); Series 2017 C, RB	5.00%	07/01/2037	315	373,652
Navajo (Nation of); Series 2015 A, Ref. RB(e)	5.50%	12/01/2030	725	819,328
Northern Arizona University; Series 2015, Ref. RB (INS - BAM)(b)	5.00%	06/01/2032	250	288,729
Peoria (City of), AZ Industrial Development Authority (Sierra Winds Life Care Community);
Series 2014, Ref. RB (Acquired 11/06/2014; Cost $ 1,662,363)(f)	5.00%	11/15/2024	1,655	1,694,451
Series 2014, Ref. RB (Acquired 11/06/2014; Cost $ 2,105,000)(f)	5.25%	11/15/2029	2,105	2,177,472
Phoenix (City of), AZ Industrial Development Authority (Great Hearts Academies); Series 2016, Ref. RB	5.00%	07/01/2036	1,000	1,122,338
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(e)	5.75%	07/01/2024	635	688,243
Phoenix (City of), AZ Industrial Development Authority (Rowan University); Series 2012, RB	5.00%	06/01/2027	3,000	3,104,069
Phoenix Civic Improvement Corp.; Series 2019 A, RB	5.00%	07/01/2033	3,500	4,339,841
Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2015, Ref. RB(e)	5.38%	06/15/2035	1,360	1,492,611
Series 2017, RB(e)	4.75%	06/15/2037	4,500	4,567,225
Pima (County of), AZ Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. RB	6.00%	05/01/2024	250	265,851

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5 Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(e)	5.00%	09/01/2026	$40	$ 43,205
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(e)	5.00%	07/01/2033	2,245	2,374,024
Salt River Project Agricultural Improvement & Power District; Series 2016 A, Ref. RB	5.00%	01/01/2034	5,500	6,691,757
Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU);
Series 2017 A, RB(e)	5.50%	10/01/2027	1,245	1,379,101
Series 2017 B, RB(e)	4.00%	10/01/2023	45	45,024
University of Arizona Board of Regents (Arizona Biomedical Research Collaborative Building); Series 2006, COP (INS - AMBAC)(b)	4.50%	06/01/2031	20	20,068
Verrado Community Facilities District No. 1;
Series 2013 A, Ref. GO Bonds(e)	5.00%	07/15/2022	570	581,965
Series 2013 A, Ref. GO Bonds(e)	5.00%	07/15/2023	825	860,262
Series 2013 B, GO Bonds(e)	5.00%	07/15/2023	130	135,556
Westpark Community Facility District; Series 2016, Ref. GO Bonds	5.00%	07/15/2032	2,000	2,226,064
Yavapai (County of), AZ Industrial Development Authority (Northern Arizona Healthcare System); Series 2011, Ref. RB	5.25%	10/01/2026	2,000	2,007,271
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center); Series 2014 A, RB	5.00%	08/01/2025	1,000	1,132,266
				56,227,854

Arkansas–0.07%
Pulaski (County of), AR Public Facilities Board; Series 2014, RB	5.00%	12/01/2028	1,345	1,538,281

California–7.68%
Adelanto (City of), CA Public Utility Authority;
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2027	175	220,684
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2028	315	393,712
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2029	300	373,533
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2030	325	402,599
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2031	310	384,023
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2032	310	384,291
Atwater (City of), CA; Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	05/01/2033	100	121,145
Bay Area Toll Authority (San Francisco Bay Area); Series 2001 A, RB (SIFMA Municipal Swap Index + 1.25%)(c)(d)	1.27%	04/01/2027	3,000	3,135,650
Beaumont (City of), CA Financing Authority (Improvement Area No. 17A); Series 2013 B, RB(c)(g)	5.00%	09/01/2023	1,000	1,095,205
California (County of), CA Tobacco Securitization Agency;
Series 2020 A, Ref. RB	5.00%	06/01/2032	385	508,768
Series 2020 A, Ref. RB	5.00%	06/01/2033	600	790,270
Series 2020 B-1, Ref. RB	1.75%	06/01/2030	150	151,322
California (State of);
Series 2015, Ref. GO Bonds	5.00%	03/01/2030	5,000	5,805,960
Series 2020, Ref. GO Bonds	4.00%	03/01/2040	5,000	6,004,886
Series 2021, Ref. GO Bonds	5.00%	09/01/2041	10,000	13,324,994
California (State of) County Tobacco Securitization Agency; Series 2014, Ref. RB	4.00%	06/01/2029	1,435	1,442,577
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	6.00%	06/01/2042	2,250	2,254,126
California (State of) Enterprise Development Authority (Academy for Academic Excellence); Series 2020 A, RB(e)	5.00%	07/01/2040	1,000	1,140,648
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2011 A, RB(c)(g)	5.00%	11/01/2021	500	503,980
California (State of) Housing Finance Agency;
Series 2019 A-1, RB	4.25%	01/15/2035	1,942	2,394,077
Series 2019 A-2, RB	4.00%	03/20/2033	6,821	8,148,899
Series 2021-1, Class A, Ctfs.	3.50%	11/20/2035	4,970	5,889,627
California (State of) Infrastructure & Eonomic Development Bank (Sustainability Bonds); Series 2018, Ref. RB (SIFMA Municipal Swap Index + 0.35%)(c)(d)	0.37%	08/01/2024	1,000	1,000,209
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	875	992,643
California (State of) Municipal Finance Authority (Chevron USA); Series 2010, VRD RB(h)	0.01%	11/01/2035	875	875,000
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2035	5,000	6,304,426

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6 Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (Emerson College);
Series 2011, RB(c)(g)	5.00%	01/01/2022	$1,230	$ 1,249,829
Series 2011, RB	5.00%	01/01/2028	270	273,925
California (State of) Municipal Finance Authority (Harbor Regional Center); Series 2015, Ref. RB	5.00%	11/01/2032	1,000	1,179,194
California (State of) Pollution Control Finance Authority; Series 2012, RB(a)(e)	5.00%	07/01/2027	6,205	6,663,817
California (State of) Public Finance Authority (Enso Village);
Series 2021 B-3, RB(e)	2.13%	11/15/2027	2,140	2,168,532
Series 2021, RB(e)	3.13%	05/15/2029	2,130	2,170,712
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021, RB(e)	2.38%	11/15/2028	1,560	1,584,432
Series 2021, RB(e)	5.00%	11/15/2036	160	191,443
California (State of) Public Works Board;
Series 2021 B, RB	4.00%	05/01/2036	2,735	3,384,572
Series 2021 B, RB	4.00%	05/01/2037	1,000	1,231,367
Series 2021 B, RB	4.00%	05/01/2038	1,000	1,227,015
Series 2021 B, RB	4.00%	05/01/2039	1,500	1,835,310
California (State of) Public Works Board (California Community Colleges); Series 2004 B, RB	5.50%	06/01/2022	125	125,545
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, RB	5.25%	07/01/2023	450	479,001
California (State of) School Finance Authority (KIPP LA); Series 2014 A, RB	4.13%	07/01/2024	270	287,469
California (State of) Statewide Communities Development Authority (Bakersfield Consolidated Reassessment District No. 12-1); Series 2012, RB	5.00%	09/02/2022	25	25,919
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2017 A, Ref. RB(e)	5.00%	11/01/2032	1,135	1,373,231
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2029	4,300	4,899,063
Series 2018 A, RB(e)	5.25%	12/01/2038	1,000	1,193,619
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC); Series 2016, Ref. RB	5.00%	05/15/2032	1,250	1,486,724
California Public Finance Authority (Henry Mayo Newhall Hospital);
Series 2017, Ref. RB	5.00%	10/15/2031	1,070	1,280,957
Series 2017, Ref. RB	5.00%	10/15/2033	1,000	1,192,753
California Statewide Communities Development Authority (Baptist University); Series 2017 A, Ref. RB(e)	3.00%	11/01/2022	875	889,122
Chula Vista (City of), CA Municipal Financing Authority; Series 2015 B, Ref. RB	5.00%	09/01/2026	1,500	1,769,218
Corona-Norco Unified School District (Community Facilities District No. 98-1);
Series 2013, Ref. RB(g)	5.00%	09/01/2021	810	810,000
Series 2013, Ref. RB(g)	5.00%	09/01/2023	1,000	1,096,261
El Centro (City of), CA Financing Authority (El Centro California Redevelopment); Series 2011, RB	6.63%	11/01/2025	100	100,508
El Dorado (County of), CA (Community Facilities District No. 1992-1 - El Dorado Hills Development); Series 2012, Ref. RB	5.00%	09/01/2024	495	518,564
Fresno Unified School District; Series 2018 A, GO Bonds(i)	0.00%	08/01/2033	225	159,903
Golden State Tobacco Securitization Corp.;
Series 2005 A, RB (INS - AMBAC)(b)(i)	0.00%	06/01/2028	55	50,979
Series 2017 A-1, Ref. RB	5.00%	06/01/2027	4,000	4,962,006
Series 2018 A-1, Ref. RB	5.00%	06/01/2030	4,000	5,011,711
Indio (City of), CA Community Facilities District No. 2004-3 (Improvement Area No. 1); Series 2015, Ref. RB	5.00%	09/01/2035	955	1,084,229
Irvine (City of), CA (Reassessment District No. 13-1);
Series 2013, RB	5.00%	09/02/2021	375	375,000
Series 2013, RB	5.00%	09/02/2022	710	744,553
Series 2013, RB	5.00%	09/02/2023	500	548,905
Lake Elsinore (City of), CA Public Financing Authority; Series 2015, Ref. RB	5.00%	09/01/2028	2,115	2,452,148
Lancaster (City of), CA Redevelopment Agency Successor Agency (Redevelopment Areas); Series 2017, Ref. RB (INS - AGM)(b)	4.00%	08/01/2039	3,400	3,807,064
Lodi (City of), CA Public Financing Authority; Series 2012, Ref. RB	5.25%	10/01/2026	500	513,943
Los Angeles (City of), CA Department of Airports; Series 2020 C, RB(a)	5.00%	05/15/2039	1,160	1,476,427

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7 Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2018 B, Ref. RB(a)	5.00%	05/15/2029	$2,000	$ 2,528,063
Series 2018 D, Ref. RB(a)	5.00%	05/15/2031	3,000	3,848,483
Series 2019 E, RB	5.00%	05/15/2031	905	1,169,625
Los Angeles Unified School District; Series 2020 RYQ, GO Bonds	4.00%	07/01/2038	5,000	6,038,799
Modesto (City of), CA Irrigation District; Series 2015 B, Ref. RB	5.00%	10/01/2028	1,595	1,883,295
Murrieta (City of), CA Public Financing Authority; Series 2012, Ref. RB	5.00%	09/01/2023	1,000	1,047,559
Northern California Tobacco Securitization Authority;
Series 2021 A, Ref. RB	4.00%	06/01/2049	2,500	3,000,268
Series 2021 B1, Ref. RB	4.00%	06/01/2049	2,000	2,373,232
Oakland Unified School District (County of Alameda);
Series 2015 A, GO Bonds	5.00%	08/01/2028	1,000	1,176,160
Series 2015 A, GO Bonds	5.00%	08/01/2029	1,160	1,363,851
Oroville (City of), CA (Oroville Hospital); Series 2019, RB	5.25%	04/01/2034	2,000	2,309,396
Palomar Health; Series 2016, Ref. RB	5.00%	11/01/2031	500	592,165
Rancho Cordova (City of), CA Community Facilities District No. 2003-1 (Sunridge Anatolia);
Series 2012, Ref. RB	5.00%	09/01/2022	575	602,551
Series 2012, Ref. RB	5.00%	09/01/2023	450	471,494
Redwood City (City of), CA (Redwood Shores Community Facilities District No. 99-1 - Shores Transportation Improvement); Series 2012, Ref. RB	5.00%	09/01/2026	495	516,165
River Islands Public Financing Authority; Series 2015, Ref. RB	5.25%	09/01/2034	650	686,403
Riverside (City of), CA (Riverwalk Assessment District); Series 2011, Ref. RB	5.25%	09/02/2026	400	409,332
Riverside (County of), CA (Community Facilities District No. 04-2); Series 2012, Ref. RB	5.00%	09/01/2028	500	522,157
Riverside (County of), CA Public Financing Authority (County Facilities);
Series 2012, Ref. RB	5.00%	05/01/2025	250	257,709
Series 2012, Ref. RB	5.00%	05/01/2026	250	257,607
Riverside (County of), CA Public Financing Authority (Desert Communities and Interstate 215 Corridor - Project Area No. 1); Series 2015 A, RB (INS - AGM)(b)	5.00%	10/01/2029	1,375	1,618,530
San Buenaventura (City of), CA (Community Memorial Health System);
Series 2011, RB(g)	6.50%	12/01/2021	600	609,305
Series 2011, RB(c)(g)	6.50%	12/01/2021	2,620	2,660,631
San Diego (City of), CA Community Facilities District No. 3; Series 2013, Ref. RB	5.00%	09/01/2024	520	567,616
San Diego (County of), CA Regional Airport Authority; Series 2013 B, RB(a)	5.00%	07/01/2023	700	760,591
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2019 D, Ref. RB	5.00%	05/01/2030	1,800	2,340,316
Series 2019 E, Ref. RB(a)	5.00%	05/01/2035	2,000	2,526,180
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements);
Series 2013 A, Ref. RB	5.00%	08/01/2027	750	780,533
Series 2013 B, RB	5.00%	08/01/2027	405	421,488
San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS - AGM)(b)	5.50%	08/01/2026	3,195	3,209,107
Santa Clarita (City of), CA Community Facilities District No. 2002-1 (Valencia Town Center); Series 2012, Ref. RB	5.00%	11/15/2022	520	547,403
Santa Margarita Water District (Community Facilities District No. 2013-1);
Series 2013, RB	5.00%	09/01/2026	990	1,073,249
Series 2013, RB	5.13%	09/01/2027	1,150	1,245,984
South Gate Utility Authority; Series 2012, RB(c)(g)	5.25%	10/01/2022	500	527,858
South Tahoe Joint Powers Financing Authority (South Tahoe Redevelopment Project Area No. 1); Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	10/01/2028	2,080	2,370,835
West Contra Costa Unified School District (Election of 2005); Series 2008 B, GO Bonds	6.00%	08/01/2023	1,000	1,113,193
Westlands Water District;
Series 2012 A, Ref. RB(c)(g)	5.00%	09/01/2022	20	20,958
Series 2012 A, Ref. RB(c)(g)	5.00%	09/01/2022	100	104,790
Series 2012 A, Ref. RB(c)(g)	5.00%	09/01/2022	80	83,791
William S. Hart Union High School District (Community Facilities District No. 2005-1); Series 2015, Ref. RB	5.00%	09/01/2032	1,045	1,173,196
				180,728,092

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8 Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–2.72%
Arkansas (State of) River Power Authority;
Series 2006, RB(g)	5.88%	10/01/2021	$355	$ 356,595
Series 2018 A, Ref. RB	5.00%	10/01/2032	2,645	3,225,392
Aurora Crossroads Metropolitan District No. 2; Series 2020 A, GO Bonds	5.00%	12/01/2040	1,480	1,632,712
BNC Metropolitan District No. 1; Series 2017 A, Ref. GO Bonds (INS - BAM)(b)	5.00%	12/01/2032	360	440,023
Brighton Crossing Metropolitan District No. 4; Series 2017 A, GO Bonds	5.00%	12/01/2037	525	555,453
Broadway Park North Metropolitan District No. 2; Series 2020, GO Bonds(e)	5.00%	12/01/2040	1,325	1,473,390
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, Ref. RB(e)	5.00%	12/01/2029	4,000	4,248,292
Clear Creek Transit Metropolitan District No. 2; Series 2021 A, GO Bonds	4.00%	12/01/2031	525	564,577
Colorado (State of) Health Facilities Authority (Children’s Hospital); Series 2020, Ref. VRD RB (LOC - Td Bank N.A.)(h)(j)	0.01%	12/01/2052	20,000	20,000,000
Colorado (State of) Health Facilities Authority (Christian Living Neighborhoods); Series 2016, Ref. RB	5.00%	01/01/2031	2,475	2,695,209
Colorado (State of) Health Facilities Authority (Commonspirit Health); Series 2019 A, Ref. RB	4.00%	08/01/2037	4,730	5,544,484
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2019 A, Ref. RB	5.00%	01/01/2034	2,425	3,152,258
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center);
Series 2015 A, Ref. RB(e)	5.00%	12/01/2025	550	577,209
Series 2015 A, Ref. RB(e)	5.50%	12/01/2030	750	806,533
Dacono Urban Renewal Authority; Series 2020, RB	6.25%	12/01/2039	1,000	1,075,260
Denver (City & County of), CO;
Series 2012 A, RB(a)	5.00%	11/15/2022	740	783,244
Series 2018 A, Ref. RB(a)	5.00%	12/01/2030	2,000	2,664,594
Series 2018 A-2, RB(i)	0.00%	08/01/2030	800	655,106
Series 2018 A-2, RB(i)	0.00%	08/01/2031	1,000	783,776
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(a)	5.00%	10/01/2032	3,000	3,194,369
Denver (State of) Health & Hospital Authority;
Series 2019 A, Ref. RB	4.00%	12/01/2037	1,000	1,168,046
Series 2019 A, Ref. RB	4.00%	12/01/2038	1,250	1,456,619
Evan’s Place Metropolitan District; Series 2020 MDD, GO Bonds	5.00%	12/01/2040	1,050	1,169,401
Interquest South Business Improvement District; Series 2017, GO Bonds	4.50%	12/01/2030	230	241,798
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 A-2, RB	4.13%	12/01/2040	575	613,470
Plaza Metropolitan District No. 1;
Series 2013, Ref. RB(e)	5.00%	12/01/2021	1,045	1,054,512
Series 2013, Ref. RB(e)	5.00%	12/01/2022	1,000	1,044,055
Pueblo Urban Renewal Authority (Evraz); Series 2021 B, RB(e)(i)	0.00%	12/01/2025	250	218,739
Transport Metropolitan District No. 3; Series 2021 A-1, GO Bonds	4.13%	12/01/2031	805	895,862
Vauxmont Metropolitan District;
Series 2019, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/15/2031	135	156,076
Series 2019, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/15/2032	160	184,726
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2031	230	296,527
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2032	250	321,316
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2033	255	326,687
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2034	285	364,093
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2035	100	127,507
				64,067,910

Connecticut–1.30%
Connecticut (State of);
Series 2018 C, GO Bonds	5.00%	06/15/2027	3,000	3,752,995
Series 2019 A, GO Bonds	5.00%	04/15/2034	3,450	4,402,240
Series 2019 A, GO Bonds	5.00%	04/15/2035	1,150	1,464,342
Connecticut (State of) (Transportation Infrastructure); Series 2018, RB	5.00%	01/01/2030	3,500	4,396,633
Connecticut (State of) Health & Educational Facilities Authority;
Series 2020 A, RB	5.00%	07/01/2033	1,510	1,934,333
Series 2020 G-1, Ref. RB(e)	5.00%	07/01/2030	285	355,800
Series 2020 G-1, Ref. RB(e)	5.00%	07/01/2031	540	671,018
Series 2020 G-1, Ref. RB(e)	5.00%	07/01/2033	600	741,002
Hamden (Town of), CT (Whitney Center); Series 2019, Ref. RB	5.00%	01/01/2030	3,000	3,352,340

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9 Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut–(continued)
University of Connecticut;
Series 2016 A, RB	5.00%	03/15/2032	$2,940	$ 3,489,886
Series 2017 A, RB	5.00%	01/15/2030	5,000	6,089,494
				30,650,083

District of Columbia–2.16%
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2030	2,550	2,652,852
Metropolitan Washington Airports Authority;
Series 2010, RB (INS - BAM)(b)(i)	0.00%	10/01/2037	13,000	7,851,454
Series 2016 A, Ref. RB(a)	5.00%	10/01/2034	2,215	2,660,393
Series 2019 A, Ref. RB(a)	5.00%	10/01/2032	1,435	1,847,658
Series 2019 A, Ref. RB(a)	5.00%	10/01/2033	3,000	3,850,450
Series 2020 A, Ref. RB(a)	5.00%	10/01/2032	3,000	3,945,498
Series 2020 A, Ref. RB(a)	5.00%	10/01/2033	3,000	3,931,680
Series 2021 A, Ref. RB(a)	5.00%	10/01/2034	6,000	7,992,367
Series 2021 A, Ref. RB(a)	5.00%	10/01/2035	5,500	7,305,083
Series 2021 A, Ref. RB(a)	5.00%	10/01/2036	4,250	5,623,778
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2010 A, RB(i)	0.00%	10/01/2037	5,000	3,069,126
Series 2010 A, RB (INS - AGM)(b)(i)	0.00%	10/01/2037	40	24,158
				50,754,497

Florida–5.18%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics); Series 2019, Ref. RB	5.00%	12/01/2034	2,570	3,308,614
Atlantic Beach (City of), FL (Fleet Landing);
Series 2013 A, Ref. RB	5.00%	11/15/2021	440	443,940
Series 2013 A, Ref. RB	5.00%	11/15/2022	375	394,648
Series 2013 A, Ref. RB	5.00%	11/15/2023	565	618,269
Series 2018 A, RB	5.00%	11/15/2038	1,100	1,273,911
Capital Trust Agency (H-Bay Ministries, Inc.- Superior Residences); Series 2018 B, RB(k)	4.50%	07/01/2038	500	160,000
Capital Trust Agency (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(e)	5.00%	07/01/2032	2,545	2,704,101
Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(e)	5.00%	12/15/2040	1,220	1,348,080
Capital Trust Agency, Inc. (Viera Charter Schools, Inc.); Series 2017 A, RB(e)	5.00%	10/15/2037	510	580,677
Citizens Property Insurance Corp.; Series 2012 A-1, RB	5.00%	06/01/2022	2,000	2,072,624
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $1,215,000)(e)(f)(k)	7.25%	05/15/2026	1,215	826,200
Florida (State of) Higher Educational Facilities Financial Authority (Florida Institute of Technology);
Series 2019, RB	5.00%	10/01/2032	840	1,051,331
Series 2019, RB	5.00%	10/01/2033	1,720	2,142,421
Florida (State of) Municipal Power Agency (St. Lucie); Series 2011 B, RB(c)(g)	5.00%	10/01/2021	2,000	2,007,824
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2034	5,000	5,948,129
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 A, Ref. RB(c)(g)	5.00%	10/01/2021	1,000	1,003,954
Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(a)(e)	7.38%	01/01/2049	10,000	10,995,212
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2015, RB(e)	6.00%	06/15/2035	1,265	1,442,616
Series 2020 C, Ref. RB(e)	4.00%	09/15/2030	470	515,343
Florida Housing Finance Corp.; Series 2015 A, RB (CEP-GNMA)	3.65%	07/01/2041	335	347,274
Greater Orlando Aviation Authority; Series 2019 A, RB(a)	5.00%	10/01/2031	4,000	5,151,579
Halifax Hospital Medical Center; Series 2015, Ref. RB	5.00%	06/01/2035	325	371,201
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $2,493,083)(f)	5.25%	04/01/2028	2,500	1,278,352
Lake (County of), FL (Lakeside at Waterman Village); Series 2020 B-1, Ref. RB	4.25%	08/15/2027	8,000	8,116,339
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts); Series 2018 A, RB(e)	5.00%	07/15/2028	525	597,938
Lee (County of), FL Industrial Development Authority (Preserve (The)); Series 2017 A, RB(e)	5.38%	12/01/2032	1,000	1,061,155
Manatee (County of), FL School District;
Series 2017, RB (INS - AGM)(b)	5.00%	10/01/2029	1,000	1,234,333
Series 2017, RB (INS - AGM)(b)	5.00%	10/01/2031	3,000	3,680,083
Series 2017, RB (INS - AGM)(b)	5.00%	10/01/2032	1,250	1,530,027

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10 Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Martin (County of), FL Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB(c)(g)	5.50%	11/15/2021	$1,670	$ 1,688,138
Miami (City of) & Dade (County of), FL School Board; Series 2015 A, Ref. COP	5.00%	05/01/2032	1,900	2,194,541
Miami (City of), FL; Series 2012, Ref. RB(e)	5.00%	03/01/2030	100	106,929
Miami-Dade (County of), FL;
Series 2016 A, Ref. GO Bonds	5.00%	07/01/2036	900	1,082,514
Series 2021 A-1, Ref. RB (INS - AGM)(a)(b)	4.00%	10/01/2039	3,500	4,135,629
Series 2021 A-1, Ref. RB (INS - AGM)(a)(b)	4.00%	10/01/2040	3,000	3,536,106
Series 2021 A-1, Ref. RB (INS - AGM)(a)(b)	4.00%	10/01/2041	2,385	2,802,733
Miami-Dade (County of), FL (Jackson Health System); Series 2015 A, Ref. RB	5.00%	06/01/2033	1,000	1,158,130
Miami-Dade (County of), FL Expressway Authority;
Series 2013 A, Ref. RB	5.00%	07/01/2022	2,000	2,078,475
Series 2016 A, Ref. RB	5.00%	07/01/2028	1,625	1,955,396
Miami-Dade (County of), FL Water & Sewer System; Series 2021, RB	4.00%	10/01/2044	3,000	3,594,307
Mirabella Community Development District; Series 2013, RB	6.00%	11/01/2026	150	163,242
Orange (County of), FL Housing Finance Authority (Post Fountains); Series 1997, Ref. VRD RB (CEP - FNMA)(h)	0.02%	06/01/2025	8,700	8,700,000
Orlando (City of) & Orange (County of), FL Expressway Authority; Series 2012, Ref. RB(c)(g)	5.00%	07/01/2022	1,000	1,040,240
Orlando (City of), FL Community Redevelopment Agency (Conroy Road District); Series 2012, Ref. RB	5.00%	04/01/2023	500	512,111
Osceola (County of), FL;
Series 2020 A-1, Ref. RB	5.00%	10/01/2033	350	451,438
Series 2020 A-1, Ref. RB	5.00%	10/01/2034	300	385,824
Series 2020 A-1, Ref. RB	5.00%	10/01/2035	500	642,135
Palm Beach (County of), FL Health Facilities Authority; Series 2020 B1, RB	3.00%	06/01/2027	3,000	3,148,724
Palm Beach (County of), FL Health Facilities Authority (ACTS Retirement-Life Communities, Inc.);
Series 2016, Ref. RB	5.00%	11/15/2032	3,500	4,178,561
Series 2020 B, RB	4.00%	11/15/2041	250	291,922
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, RB	5.00%	11/01/2023	1,965	2,065,755
Palm Beach (County of), FL Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 A, RB	7.50%	06/01/2049	630	667,613
Pinellas (County of), FL Educational Facilities Authority (Barry University); Series 2012, Ref. RB	5.25%	10/01/2030	2,500	2,591,028
Reedy Creek Improvement District;
Series 2013 1, Ref. RB	5.00%	10/01/2021	885	888,398
Series 2013 1, Ref. RB	5.00%	10/01/2022	800	841,056
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(h)(j)	0.02%	07/01/2037	5,420	5,420,000
Tampa (City of), FL;
Series 2020 A, RB(i)	0.00%	09/01/2041	3,030	1,582,345
Series 2020 A, RB(i)	0.00%	09/01/2049	3,795	1,384,580
Tampa (City of), FL (BayCare Health System); Series 2012 A, Ref. RB	5.00%	11/15/2026	500	516,535
				122,010,580

Georgia–1.11%
Brookhaven Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB	5.00%	07/01/2031	330	430,913
College Park (City of), GA (Atlanta International Airport); Series 2006 B, RB (INS - NATL)(b)	4.50%	01/01/2031	15	15,054
Development Authority for Fulton County (Robert W. Woodruff Arts Center); Series 2019, Ref. RB	4.00%	03/15/2044	830	908,607
Floyd (County of), GA Development Authority (The Spires at Berry College);
Series 2018 A, RB	5.50%	12/01/2028	940	950,761
Series 2018 A, RB	5.75%	12/01/2033	1,500	1,510,425
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.); Series 2017, RB	5.00%	04/01/2033	1,870	2,265,861
George L Smith II Congress Center Authority (Convention Center Hotel);
Series 2021, RB	2.38%	01/01/2031	525	558,308
Series 2021, RB	4.00%	01/01/2036	1,100	1,283,553
Georgia (State of) Municipal Electric Authority; Series 2019 A, Ref. RB	5.00%	01/01/2033	1,200	1,509,549
Georgia (State of) Municipal Electric Authority (Project One); Series 2015 A, Ref. RB	5.00%	01/01/2032	875	994,146

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11 Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Georgia (State of) Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4);
Series 2021 A, Ref. RB	4.00%	01/01/2041	$480	$ 551,312
Series 2021 A, Ref. RB (INS - AGM)(b)	4.00%	01/01/2041	485	566,352
Series 2021 A, Ref. RB (INS - AGM)(b)	4.00%	01/01/2046	1,295	1,494,391
Georgia Municipal Association, Inc.; Series 1998, COP (INS - AGM)(b)	5.00%	12/01/2023	30	30,118
Houston (County of), GA Hospital Authority (Houston Hospitals, Inc.); Series 2016 A, Ref. RB(c)(g)	5.00%	04/01/2024	855	957,043
Macon-Bibb (County of), GA Housing Authority (Green Meadows Apartments); Series 2021 B, RB(c)	1.63%	10/01/2022	1,250	1,249,510
Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.); Series 2017 A, RB(e)	5.75%	06/15/2037	1,540	1,802,573
Metropolitan Atlanta Rapid Transit Authority; Series 2016 B, Ref. RB	5.00%	07/01/2032	7,150	8,620,398
Randolph (County of), GA; Series 2012 A, GO Bonds(c)(g)	5.00%	04/01/2022	500	514,096
				26,212,970

Guam–0.35%
Guam (Territory of);
Series 2021 A, Ref. RB	5.00%	11/01/2035	1,500	1,921,543
Series 2021 A, Ref. RB	5.00%	11/01/2040	1,500	1,888,383
Series 2021 F, Ref. RB	5.00%	01/01/2029	1,000	1,247,915
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS - AGM)(b)	5.00%	10/01/2021	1,500	1,505,635
Series 2012 A, Ref. RB (INS - AGM)(b)	5.00%	10/01/2022	1,700	1,785,342
				8,348,818

Hawaii–0.57%
Hawaii (State of) Department of Budget & Finance;
Series 2012, Ref. RB	5.00%	11/15/2027	1,000	1,052,100
Series 2019, Ref. RB	3.20%	07/01/2039	1,655	1,817,703
Hawaii (State of) Department of Transportation (Airports Division);
Series 2013, COP(a)	5.00%	08/01/2022	2,000	2,087,076
Series 2013, COP(a)	5.00%	08/01/2023	1,250	1,363,041
Honolulu (City & County of), HI Wastewater System Revenue; Series 2015 A, Ref. RB(l)	5.00%	07/01/2031	6,000	7,019,454
				13,339,374

Idaho–0.21%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2018 C, Ref. VRD RB (LOC - U.S. Bank N.A.)(h)(j)	0.01%	03/01/2048	2,500	2,500,000
Idaho (State of) Housing & Finance Association; Series 2019, Ref. RB	5.00%	07/15/2035	1,900	2,426,426
				4,926,426

Illinois–10.23%
Bartlett (Village of), IL (Quarry Redevelopment);
Series 2007, Ref. RB	5.60%	01/01/2023	385	385,878
Series 2016, Ref. RB	4.00%	01/01/2024	2,615	2,625,375
Bolingbrook (Village of), IL Special Service Area No. 2005-1; Series 2019, Ref. RB	5.00%	03/01/2033	1,645	1,781,326
Chicago (City of), IL;
Series 2003 B, Ref. GO Bonds	5.00%	01/01/2024	1,795	1,980,230
Series 2004, RB	5.00%	11/01/2028	3,000	3,633,228
Series 2008 C, Ref. RB	5.00%	01/01/2029	2,500	2,869,367
Series 2008 C, Ref. RB	5.00%	01/01/2030	1,500	1,721,620
Series 2015 A, GO Bonds	5.38%	01/01/2029	5,000	5,706,577
Series 2017 A, Ref. GO Bonds	5.75%	01/01/2034	2,500	3,082,450
Series 2017 B, Ref. RB	5.00%	01/01/2033	3,000	3,624,975
Series 2019 A, GO Bonds	5.50%	01/01/2035	3,000	3,810,589
Chicago (City of), IL (83rd/Stewart Redevelopment); Series 2013, COP(e)	7.00%	01/15/2029	1,029	1,030,494
Chicago (City of), IL (Midway Airport);
Series 2013 A, Ref. RB(a)	5.50%	01/01/2027	1,000	1,067,745
Series 2014 A, Ref. RB(a)	5.00%	01/01/2023	3,000	3,188,332

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12 Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL (O’Hare International Airport);
Series 2015 A, Ref. RB(a)	5.00%	01/01/2029	$6,000	$ 6,867,178
Series 2017 D, RB(a)	5.00%	01/01/2031	1,000	1,199,134
Series 2017 D, RB(a)	5.00%	01/01/2032	1,000	1,201,660
Series 2017 D, RB(a)	5.00%	01/01/2033	2,000	2,403,968
Chicago (City of), IL (Roosevelt Square/ABLA Redevelopment); Series 2009 A, Ref. COP	7.13%	03/15/2022	126	126,060
Chicago (City of), IL Board of Education;
Series 2017 C, Ref. GO Bonds	5.00%	12/01/2030	2,000	2,453,773
Series 2017, RB	5.75%	04/01/2035	1,000	1,236,577
Series 2018 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2027	1,500	1,868,763
Series 2018 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2030	1,000	1,259,535
Series 2018 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2031	1,250	1,568,750
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2025	1,000	1,178,503
Series 2021 A, GO Bonds	5.00%	12/01/2035	6,120	7,864,257
Chicago (City of), IL Metropolitan Water Reclamation District;
Series 2011 B, GO Bonds(l)	5.00%	12/01/2024	3,000	3,036,396
Series 2015 C, GO Bonds(l)	5.00%	12/01/2027	7,000	8,062,264
Chicago (City of), IL Midway International Airport; Series 2013 B, Ref. RB	5.00%	01/01/2025	1,000	1,062,500
Chicago (City of), IL Transit Authority; Series 2011, RB(c)(g)	5.25%	12/01/2021	1,000	1,012,751
Chicago O’Hare International Airport; Series 2015 B, Ref. RB	5.00%	01/01/2031	3,000	3,442,166
Cook (County of), IL; Series 2018, Ref. RB	5.25%	11/15/2035	2,000	2,495,285
Cook County Community College District No. 508 (City Colleges of Chicago); Series 2013, GO Bonds	5.25%	12/01/2026	500	549,567
Illinois (State of);
Series 2012 A, GO Bonds	5.00%	01/01/2027	1,795	1,822,702
Series 2012, Ref. GO Bonds (INS - AGM)(b)	5.00%	08/01/2022	1,250	1,305,580
Series 2013, GO Bonds	5.00%	07/01/2022	2,000	2,079,107
Series 2013, GO Bonds	5.50%	07/01/2027	2,295	2,496,460
Series 2013, GO Bonds	5.50%	07/01/2038	2,500	2,687,483
Series 2016, GO Bonds	5.00%	11/01/2025	2,135	2,508,196
Series 2016, GO Bonds	5.00%	11/01/2030	1,040	1,229,101
Series 2017 C, GO Bonds	5.00%	11/01/2029	2,000	2,426,340
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2028	8,375	10,505,035
Series 2018 B, Ref. GO Bonds	5.00%	10/01/2027	1,405	1,727,557
Series 2020 B, GO Bonds	4.00%	10/01/2035	3,000	3,531,905
Series 2020, GO Bonds	5.50%	05/01/2024	1,000	1,133,567
Series 2020, GO Bonds	5.50%	05/01/2030	3,000	3,986,457
Illinois (State of) (Rebuild Illinois Program); Series 2019 B, GO Bonds	4.00%	11/01/2035	4,450	5,164,010
Illinois (State of) Educational Facilities Authority (The Adler Planetarium); Series 1997, VRD RB (LOC - PNC Bank N.A.)(h)(j)	0.03%	04/01/2031	10,000	10,000,000
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 A, Ref. RB	5.00%	11/01/2030	2,000	2,384,236
Illinois (State of) Finance Authority (Benedictine University); Series 2021, Ref. RB	5.00%	10/01/2030	1,300	1,645,390
Illinois (State of) Finance Authority (Centegra Health System);
Series 2014 A, RB(c)(g)	5.00%	09/01/2024	1,000	1,142,071
Series 2014 A, RB(c)(g)	5.00%	09/01/2024	1,250	1,427,589
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(a)	8.00%	06/01/2032	710	711,083
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	1,044	1,048,681
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB(c)(g)	6.25%	08/15/2023	1,505	1,667,647
Illinois (State of) Finance Authority (Presbyterian Homes); Series 2021 B, Ref. RB (SIFMA Municipal Swap Index + 0.70%)(c)(d)	0.72%	05/01/2026	2,250	2,256,429
Illinois (State of) Finance Authority (Rogers Park Montessori School); Series 2014, Ref. RB	5.00%	02/01/2024	275	285,725
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2034	4,500	5,193,383
Illinois (State of) Finance Authority (University of Chicago);
Series 2021 A, Ref. RB	5.00%	10/01/2036	1,600	2,378,453
Series 2021 A, Ref. RB	5.00%	10/01/2037	1,350	2,025,782

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13 Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (University of Illinois Health Services);
Series 2020, RB	5.00%	10/01/2030	$750	$ 980,717
Series 2020, RB	5.00%	10/01/2031	750	976,205
Series 2020, RB	5.00%	10/01/2032	750	972,971
Series 2020, RB	5.00%	10/01/2033	750	969,571
Series 2020, RB	5.00%	10/01/2034	750	966,344
Series 2020, RB	5.00%	10/01/2035	750	964,513
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, RB (INS - AGM)(b)(i)	0.00%	12/15/2029	2,550	2,223,218
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 A, Ref. RB (INS - NATL)(b)	5.70%	06/15/2023	1,295	1,417,617
Series 2002, RB (INS - NATL)(b)(i)	0.00%	12/15/2032	10,000	7,955,228
Series 2012 B, Ref. RB	5.00%	12/15/2022	5,010	5,304,980
Illinois (State of) Sports Facilities Authority (The);
Series 2019, Ref. RB (INS - BAM)(b)	5.00%	06/15/2028	2,100	2,613,355
Series 2019, Ref. RB (INS - BAM)(b)	5.00%	06/15/2029	1,000	1,269,116
Series 2019, Ref. RB (INS - BAM)(b)	5.00%	06/15/2030	1,200	1,514,994
Illinois (State of) Toll Highway Authority; Series 2014 D, Ref. RB(l)	5.00%	01/01/2024	12,500	13,877,986
Kane County School District No. 131 Aurora East Side; Series 2020 A, GO Bonds (INS - AGM)(b)	4.00%	12/01/2036	745	871,443
Lake County Community Consolidated School District No. 73 (Hawthorn); Series 2002, GO Bonds (g)(i)	0.00%	12/01/2021	330	329,886
Manhattan (Village of), IL Special Service Area No. 2004-1 (Brookstone Springs); Series 2015, Ref. RB	4.25%	03/01/2024	615	635,008
Markham (City of), IL (Library Purposes); Series 2005 B, GO Bonds (INS - AGC)(b)	5.25%	01/01/2023	15	15,050
Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 1998 A, Ref. RB (INS - NATL)(b)	5.50%	06/15/2029	2,000	2,388,836
Railsplitter Tobacco Settlement Authority;
Series 2017, RB	5.00%	06/01/2027	4,000	4,806,505
Series 2017, RB	5.00%	06/01/2028	2,000	2,389,623
Regional Transportation Authority;
Series 2002 A, RB (INS - AGM)(b)	6.00%	07/01/2027	2,700	3,487,970
Series 2018 B, RB(l)	5.00%	06/01/2031	3,800	4,821,996
Series 2018 B, RB(l)	5.00%	06/01/2032	3,995	5,055,047
Sales Tax Securitization Corp.;
Series 2017 A, Ref. RB	5.00%	01/01/2029	1,000	1,251,330
Series 2017 A, Ref. RB	5.00%	01/01/2030	1,000	1,243,621
Series 2018 A, Ref. RB	5.00%	01/01/2031	3,000	3,711,708
Springfield (City of), IL;
Series 2015, Ref. RB	5.00%	03/01/2032	2,000	2,302,007
Series 2015, Ref. RB	5.00%	03/01/2033	3,500	4,025,886
Stephenson County School District No. 145 Freeport;
Series 2018 A, GO Bonds(c)(g)	5.00%	02/01/2028	205	259,311
Series 2018 A, GO Bonds (INS - AGM)(b)	5.00%	02/01/2031	895	1,124,202
				240,893,486

Indiana–0.61%
Allen (County of), IN (Evergreen Village Fort Wayne); Series 2019, RB	6.00%	02/01/2039	570	614,176
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	4.00%	07/01/2030	215	240,863
Indiana (State of) Finance Authority (United States Steel Corp.); Series 2021 A, Ref. RB	4.13%	12/01/2026	1,000	1,091,247
Indianapolis (City of), IN; Series 2008, VRD RB (LOC - Fannie Mae)(h)(j)	0.02%	05/15/2038	1,900	1,900,000
Jeffersonville (City of), IN (Vivera Senior Living);
Series 2020 A, RB(e)	4.75%	11/01/2030	575	598,627
Series 2020 A, RB(e)	5.25%	11/01/2040	4,560	4,791,221
Michigan City (City of), IN; Series 2016, RB	4.50%	01/01/2026	170	172,639
Northern Indiana Commuter Transportation District;
Series 2016, RB	5.00%	07/01/2027	1,800	2,183,460
Series 2016, RB	5.00%	07/01/2028	1,250	1,512,238
Terre Haute (City of), IN (Silver Birch of Terre Haute); Series 2017, RB	5.10%	01/01/2032	710	735,663
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(a)	5.88%	01/01/2024	535	575,864
				14,415,998

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14 Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–0.70%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB	5.25%	12/01/2025	$3,000	$ 3,272,740
Series 2013, Ref. RB(c)	5.25%	12/01/2033	2,990	3,226,203
Iowa (State of) Finance Authority (Iowa Health System); Series 2018, Ref. RB (SIFMA Municipal Swap Index + 0.58%)(c)(d)(e)	0.60%	01/04/2024	3,460	3,460,016
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2019, RB	2.88%	05/15/2049	785	791,415
Iowa (State of) Finance Authority (Mercy Medical Center);
Series 2012, RB	4.00%	08/15/2022	1,905	1,972,413
Series 2012, RB	4.00%	08/15/2023	1,200	1,240,906
Iowa (State of) Finance Authority (PHS Council Bluffs, Inc.); Series 2018, RB	4.45%	08/01/2028	125	130,921
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	5.00%	06/01/2027	400	495,817
Series 2021 A-2, Ref. RB	5.00%	06/01/2028	700	890,413
Series 2021 A-2, Ref. RB	5.00%	06/01/2029	700	911,202
Series 2021 B-1, Ref. RB	0.38%	06/01/2030	70	70,107
				16,462,153

Kansas–1.22%
Derby (City of), KS (Derby Star Bond); Series 2020, RB	3.90%	03/01/2037	1,625	1,684,155
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB	5.00%	07/01/2028	1,140	1,234,482
Lenexa (City of), KS (Lakeview Village, Inc.);
Series 2018 A, Ref. RB	5.00%	05/15/2029	1,210	1,387,246
Series 2018 A, Ref. RB	5.00%	05/15/2031	1,335	1,524,807
Manhattan (City of), KS (Meadowlark Hills);
Series 2021 A, Ref. RB	4.00%	06/01/2036	1,000	1,154,619
Series 2021 A, Ref. RB	4.00%	06/01/2046	1,150	1,297,967
University of Kansas Hospital Authority (KU Health System); Series 2004, VRD RB (LOC - U.S. Bank N.A.)(h)(j)	0.01%	09/01/2034	12,815	12,815,000
Wichita (City of), KS (Kansas Masonic Home); Series 2016 II-A, RB	5.25%	12/01/2036	1,500	1,587,861
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2018 I, Ref. RB	5.00%	05/15/2033	1,140	1,252,469
Series 2019, Ref. RB	5.00%	05/15/2029	1,280	1,440,564
Series 2019, Ref. RB	5.00%	05/15/2034	2,950	3,287,953
				28,667,123

Kentucky–2.20%
Ashland (City of), KY (King’s Daughters Medical Center);
Series 2019, Ref. RB	5.00%	02/01/2030	370	477,903
Series 2019, Ref. RB	5.00%	02/01/2031	460	580,425
Series 2019, Ref. RB	5.00%	02/01/2032	450	565,619
Fayette County School District Finance Corp.; Series 2015 D, RB (CEP - Colorado Higher Education Intercept Program)	5.00%	08/01/2031	1,000	1,166,768
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(c)(d)	1.42%	02/01/2025	1,430	1,442,022
Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Home Independent Living II, Inc.); Series 2016 A, Ref. RB	5.00%	05/15/2036	2,000	2,085,721
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2028	1,500	1,706,547
Series 2015 A, RB	5.00%	07/01/2030	3,000	3,386,535
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2032	1,435	1,700,728
Kentucky (Commonwealth of) Economic Development Finance Authority (Rosedale Green); Series 2015, Ref. RB	5.50%	11/15/2035	3,100	3,225,708
Kentucky (Commonwealth of) Municipal Power Agency;
Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	09/01/2026	1,000	1,180,040
Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	09/01/2027	1,620	1,904,703
Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	09/01/2028	1,260	1,478,191

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15 Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State);
Series 2016, Ref. RB (INS - NATL)(b)	5.00%	09/01/2031	$5,000	$ 6,070,387
Series 2019 A, Ref. RB	5.00%	09/01/2031	1,500	1,862,090
Series 2019 A, Ref. RB	5.00%	09/01/2032	1,600	1,980,996
Series 2019 A, Ref. RB	5.00%	09/01/2033	1,000	1,232,418
Kentucky (Commonwealth of) Property & Building Commission (No. 108); Series 2015 A, Ref. RB	5.00%	08/01/2029	1,000	1,167,353
Kentucky (Commonwealth of) Property & Building Commission (No. 119); Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2032	100	124,924
Kentucky (Commonwealth of) Property & Building Commission (Project No. 119);
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2031	100	125,287
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2033	100	124,595
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2034	100	124,261
Kentucky (Commonwealth of) Public Energy Authority; Series 2018 B, RB(c)	4.00%	01/01/2025	2,000	2,213,857
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.);
Series 2013, VRD RB (LOC - PNC Bank N.A.)(h)(j)	0.03%	10/01/2043	11,285	11,285,000
Series 2016 A, Ref. RB	5.00%	10/01/2033	2,450	2,921,687
Series 2020 A, RB	4.00%	10/01/2040	1,500	1,737,980
				51,871,745

Louisiana–1.55%
Louisiana (State of) Energy & Power Authority (Rodemacher Unit No. 2); Series 2013, RB	5.00%	01/01/2022	1,000	1,015,606
Louisiana (State of) Public Facilities Authority (19th Judicial District Court Building); Series 2015, Ref. RB (INS - AGM)(b)	5.00%	06/01/2036	1,405	1,624,777
Louisiana (State of) Public Facilities Authority (Archdiocese of New Orleans);
Series 2017, Ref. RB	5.00%	07/03/2028	250	240,000
Series 2017, Ref. RB	5.00%	07/02/2029	400	384,000
Series 2017, Ref. RB	5.00%	07/01/2030	500	480,000
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2016, Ref. RB	5.00%	05/15/2034	2,545	2,988,130
New Orleans (City of), LA;
Series 2014, Ref. RB(c)(g)	5.00%	06/01/2024	500	564,833
Series 2014, Ref. RB	5.00%	12/01/2026	1,250	1,431,717
Series 2015, RB(c)(g)	5.00%	06/01/2025	500	586,068
Series 2015, RB(c)(g)	5.00%	06/01/2025	300	351,641
Series 2015, RB(c)(g)	5.00%	06/01/2025	1,050	1,230,742
Series 2015, RB(c)(g)	5.00%	06/01/2025	1,000	1,172,135
Series 2015, RB(c)(g)	5.00%	06/01/2025	500	586,068
Series 2015, RB(c)(g)	5.00%	12/01/2025	500	596,296
Series 2015, RB(c)(g)	5.00%	12/01/2025	1,750	2,087,035
Series 2015, RB(c)(g)	5.00%	12/01/2025	1,000	1,192,591
Series 2015, RB(c)(g)	5.00%	12/01/2025	1,200	1,431,109
Series 2015, RB(c)(g)	5.00%	12/01/2025	1,165	1,389,369
New Orleans (City of), LA Aviation Board;
Series 2015 B, RB(a)	5.00%	01/01/2027	1,750	2,008,557
Series 2015 B, RB(a)	5.00%	01/01/2029	1,805	2,061,373
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System);
Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2034	100	125,660
Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2036	220	274,590
Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2037	145	180,532
Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2038	100	124,253
Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2030	350	446,751
Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2032	200	253,651
Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2033	135	170,519
Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2034	100	125,660
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2008, RB(c)(e)	6.10%	06/01/2030	2,700	3,581,655
St. John the Baptist (Parish of), LA (Marathon Oil Corp.);
Series 2017, Ref. RB(c)	2.10%	07/01/2024	1,000	1,040,312
Series 2017, Ref. RB(c)	2.13%	07/01/2024	2,000	2,082,024
Series 2017, Ref. RB(c)	2.38%	07/01/2026	2,000	2,131,305

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16 Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
St. Tammany (Parish of), LA Public Trust Financing Authority (Christwood);
Series 2015, Ref. RB	5.00%	11/15/2024	$1,025	$ 1,090,757
Series 2015, Ref. RB	5.25%	11/15/2029	1,250	1,381,127
				36,430,843

Maryland–1.62%
Baltimore (City of), MD (Convention Center Hotel); Series 2017, Ref. RB	5.00%	09/01/2033	1,105	1,194,591
Baltimore (City of), MD (Water); Series 2017 A, RB	5.00%	07/01/2033	2,500	3,047,978
Gaithersburg (City of), MD (Asbury Maryland Obligated Group); Series 2018 A, Ref. RB	5.00%	01/01/2033	2,000	2,242,426
Howard (County of), MD (Downtown Columbia); Series 2017 A, RB(e)	4.13%	02/15/2034	1,000	1,063,720
Maryland (State of) Department of Transportation; Series 2012, RB	2.25%	10/01/2025	100	100,155
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	6.00%	01/01/2026	4,500	4,585,270
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University);
Series 2021, Ref. RB	5.00%	06/01/2028	250	313,444
Series 2021, Ref. RB	5.00%	06/01/2030	350	455,015
Series 2021, Ref. RB	5.00%	06/01/2032	400	527,656
Series 2021, Ref. RB	4.00%	06/01/2034	350	421,870
Series 2021, Ref. RB	4.00%	06/01/2036	450	538,676
Maryland Economic Development Corp.;
Series 2020, RB	3.25%	09/01/2030	1,000	1,125,255
Series 2020, RB	4.00%	09/01/2040	2,500	2,892,012
Maryland Economic Development Corp. (AFCO Cargo BWI II, LLC); Series 2017, Ref. RB(a)(e)	4.00%	07/01/2024	1,125	1,179,132
Maryland Economic Development Corp. (Purple Line Light Rail);
Series 2016, RB(a)	5.00%	03/31/2024	5,770	5,836,910
Series 2016, RB(a)	5.00%	03/31/2025	2,435	2,463,237
Series 2016, RB(a)	5.00%	09/30/2025	1,795	1,815,815
Series 2016, RB(a)	5.00%	09/30/2028	2,090	2,513,453
Series 2016, RB(a)	5.00%	03/31/2046	5,000	5,906,156
				38,222,771

Massachusetts–1.06%
Massachusetts (Commonwealth of); Series 2005, Ref. RB (INS - NATL)(b)	5.50%	01/01/2034	3,000	4,153,207
Massachusetts (Commonwealth of) Bay Transportation Authority; Series 2006 A, RB	5.25%	07/01/2031	1,330	1,856,452
Massachusetts (Commonwealth of) Department of Transportation; Series 2019 A, Ref. RB	5.00%	01/01/2033	3,000	3,793,036
Massachusetts (Commonwealth of) Department of Transportation (Contract Assistance); Series 2018 A, Ref. RB	5.00%	01/01/2029	495	644,949
Massachusetts (Commonwealth of) Development Finance Agency;
Series 2019 A, Ref. RB	5.00%	07/01/2031	1,530	1,918,498
Series 2019 A, Ref. RB	5.00%	07/01/2032	2,115	2,644,246
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2017 A, Ref. RB	5.00%	01/01/2026	1,600	1,899,576
Massachusetts (Commonwealth of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB(e)	5.00%	10/01/2037	1,500	1,641,120
Massachusetts (Commonwealth of) Development Finance Agency (Suffolk University); Series 2017, Ref. RB	5.00%	07/01/2034	1,000	1,195,413
Massachusetts (Commonwealth of) Water Resources Authority; Series 2007 B, Ref. RB (INS - AGM)(b)	5.25%	08/01/2025	300	357,947
Massachusetts (State of) Development Finance Agency;
Series 2021 G, Ref. RB	5.00%	07/01/2038	300	392,399
Series 2021 G, Ref. RB	5.00%	07/01/2039	350	456,522
Series 2021 G, Ref. RB	4.00%	07/01/2046	1,000	1,178,127
Massachusetts (State of) Development Finance Agency (Ascentria Care Alliance); Series 2021, Ref. RB(e)	5.00%	07/01/2031	2,440	2,832,075
				24,963,567

Michigan–3.03%
Charyl Stockwell Academy; Series 2015, Ref. RB	4.88%	10/01/2023	245	253,090
Detroit (City of), MI Downtown Development Authority (Catalyst Development);
Series 2018 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2030	700	784,154
Series 2018 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2032	2,000	2,239,243

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17 Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
East Lansing School District; Series 2017 I, GO Bonds	5.00%	05/01/2033	$2,000	$ 2,454,943
Great Lakes Water Authority; Series 2018 B, Ref. RB	5.00%	07/01/2029	3,000	3,916,870
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo);
Series 2019, Ref. RB	5.00%	05/15/2032	935	1,081,215
Series 2019, Ref. RB	5.00%	05/15/2042	2,010	2,278,462
Series 2020, RB	2.88%	05/15/2026	1,520	1,534,323
Kentwood Economic Development Corp. (Holland Home Obligated Group);
Series 2019, Ref. RB	5.00%	11/15/2032	2,100	2,479,242
Series 2022, Ref. RB	4.00%	11/15/2031	1,000	1,114,614
Michigan (State of) Building Authority (Facilities Program);
Series 2015 I, Ref. RB(c)(g)	5.00%	10/15/2025	615	731,857
Series 2015 I, Ref. RB	5.00%	04/15/2031	4,385	5,183,118
Michigan (State of) Finance Authority;
Series 2015, Ref. RB	5.00%	11/15/2032	245	283,334
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	1,000	1,223,722
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-7, Ref. RB (INS - NATL)(b)	5.00%	07/01/2026	1,000	1,136,554
Series 2014 C-7, Ref. RB (INS - NATL)(b)	5.00%	07/01/2027	1,000	1,136,554
Series 2014 D-2, Ref. RB (INS - AGM)(b)	5.00%	07/01/2026	9,000	10,228,984
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	5,000	5,644,782
Series 2015 D-1, Ref. RB	5.00%	07/01/2029	750	877,432
Series 2015, Ref. RB	5.00%	07/01/2035	2,900	3,368,735
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2016, Ref. RB	5.00%	11/15/2028	2,000	2,435,529
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014 F, Ref. RB	4.50%	10/01/2029	5,590	5,996,809
Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017 A, Ref. RB	5.00%	12/01/2034	2,000	2,495,416
Michigan (State of) Finance Authority (Wayne (County of) Criminal Justice Center); Series 2018, RB	5.00%	11/01/2029	1,500	1,941,566
Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.); Series 2016, RB(e)	5.00%	07/01/2031	1,530	1,550,851
Michigan (State of) Strategic Fund (Holland Home Obligated Group); Series 2019, Ref. RB	5.00%	11/15/2034	1,810	2,130,905
Romulus (City of), MI Tax Increment Finance Authority; Series 2016, Ref. RB (INS - BAM)(b)	5.00%	11/01/2026	1,805	2,141,255
Summit Academy North;
Series 2016, Ref. RB	4.00%	11/01/2021	345	345,969
Series 2016, Ref. RB	5.00%	11/01/2031	1,665	1,686,583
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport); Series 2012 D, Ref. RB(a)	5.00%	12/01/2028	2,500	2,649,818
				71,325,929

Minnesota–0.39%
Dakota (County of), MN Community Development Agency (Sanctuary at West St. Paul); Series 2015, RB	5.75%	08/01/2030	390	316,729
Duluth (City of), MN Housing & Redevelopment Authority (Duluth Public Schools Academy);
Series 2018 A, Ref. RB	4.25%	11/01/2028	320	352,699
Series 2018 A, Ref. RB	5.00%	11/01/2033	205	232,533
Maple Grove (City of), MN (Maple Grove Hospital Corp.);
Series 2017, Ref. RB	5.00%	05/01/2031	500	602,525
Series 2017, Ref. RB	5.00%	05/01/2032	1,600	1,923,256
Minnesota (State of) Higher Education Facilities Authority (Bethel University); Series 2017, Ref. RB	5.00%	05/01/2032	1,750	2,002,992
St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, Ref. RB (Acquired 12/26/2018; Cost $1,250,000)(c)(e)(f)(k)	6.00%	07/01/2027	1,250	1,187,500
St. Paul (City of), MN Housing & Redevelopment Authority (High School for Recording Arts); Series 2015, RB	5.13%	10/01/2023	205	214,267
Woodbury (City of), MN Housing & Redevelopment Authority (St. Therese of Woodbury);
Series 2014, RB	3.60%	12/01/2021	225	225,825
Series 2014, RB	4.00%	12/01/2022	490	501,023
Series 2014, RB	4.00%	12/01/2023	300	311,635
Series 2014, RB	4.00%	12/01/2024	175	184,252
Series 2014, RB	5.00%	12/01/2029	1,000	1,069,719
				9,124,955

Mississippi–2.32%
Jackson (County of), MS (Chevron U.S.A., Inc.); Series 1993, Ref. VRD RB(h)	0.01%	06/01/2023	11,550	11,550,000
Mississippi (State of); Series 2015 E, RB	5.00%	10/15/2031	1,500	1,749,092

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18 Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mississippi–(continued)
Mississippi (State of) Hospital Equipment & Facilities Authority;
Series 2020, Ref. RB	5.00%	10/01/2033	$650	$ 822,301
Series 2020, Ref. RB	5.00%	10/01/2034	725	913,163
Series 2020, Ref. RB	5.00%	10/01/2035	600	754,424
Series 2020, Ref. RB	5.00%	10/01/2036	650	815,328
Mississippi (State of) Hospital Equipment & Facilities Authority (Forrest Co. General Hospital);
Series 2019 B, Ref. RB	5.00%	01/01/2029	1,000	1,259,821
Series 2019 B, Ref. RB	5.00%	01/01/2030	1,000	1,278,821
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2007 E, VRD IDR(h)	0.01%	12/01/2030	20,000	20,000,000
Series 2010 H, VRD IDR(h)	0.01%	11/01/2035	5,000	5,000,000
Series 2010 I, VRD IDR(h)	0.01%	11/01/2035	600	600,000
Series 2010 K, VRD RB(h)	0.01%	11/01/2035	3,000	3,000,000
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,390	1,399,295
Warren (County of), MS (International Paper Co.); Series 2011 A, RB	5.38%	12/01/2035	5,500	5,564,580
				54,706,825

Missouri–1.21%
Arnold Retail Corridor Transportation Development District; Series 2019, Ref. RB	3.00%	11/01/2028	80	81,551
Cape Girardeau (County of), MO Industrial Development Authority (South Eastern Health);
Series 2017 A, Ref. RB	5.00%	03/01/2036	3,000	3,517,850
Series 2017, Ref. RB	5.00%	03/01/2029	100	119,718
Kansas City (City of), MO; Series 2017 C, Ref. RB	5.00%	09/01/2032	1,850	2,291,402
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB(c)(g)	5.50%	09/01/2021	2,000	2,000,000
Series 2011 A, Ref. RB(c)(g)	5.50%	09/01/2021	1,000	1,000,000
Series 2011 A, Ref. RB	5.50%	09/01/2028	2,000	2,008,648
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2019 B, RB(a)	5.00%	03/01/2035	1,000	1,252,333
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(e)	4.25%	04/01/2026	15	15,915
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017, Ref. RB	5.25%	05/15/2032	2,685	3,113,757
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2016 B, Ref. RB	5.00%	02/01/2032	1,000	1,155,414
Series 2016, Ref. RB	5.00%	02/01/2033	1,305	1,505,998
Series 2019 A, RB	5.00%	02/01/2029	1,100	1,246,476
Missouri (State of) Health & Educational Facilities Authority (Ranken Technical College); Series 2011 B, VRD RB (LOC - Northern Trust Co.)(h)(j)	0.01%	11/01/2031	1,090	1,090,000
Missouri (State of) Joint Municipal Electric Utility Commission (Iatan 2); Series 2014 A, Ref. RB	5.00%	01/01/2029	2,000	2,216,860
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie Street);
Series 2015 A, Ref. RB	5.00%	06/01/2027	1,500	1,755,953
Series 2015 A, Ref. RB	5.00%	12/01/2027	640	748,893
St. Charles (County of), MO Industrial Development Authority (Suemandy/Mid-Rivers Community Improvement District); Series 2016, RB(e)	4.00%	10/01/2028	395	404,556
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills);
Series 2012, RB	4.50%	09/01/2023	340	352,159
Series 2012, RB	5.00%	09/01/2032	1,490	1,540,823
St. Louis Municipal Finance Corp.; Series 2015, Ref. RB (INS - AGM)(b)	5.00%	07/15/2030	1,000	1,123,013
				28,541,319

Nebraska–0.87%
Central Plains Energy Project (No. 3);
Series 2012, RB(m)	5.00%	09/01/2032	5,000	5,235,446
Series 2012, RB(m)	5.25%	09/01/2037	5,000	5,247,886
Central Plains Energy Project (No. 4); Series 2018, RB(c)	5.00%	01/01/2024	3,635	4,001,316
Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016 A, Ref. RB	5.00%	01/01/2034	5,000	5,975,958
				20,460,606

Nevada–0.51%
Carson (City of), NV (Carson-Tahoe Regional Medical Center); Series 2012, Ref. RB(c)(g)	5.00%	09/01/2022	1,000	1,046,147

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19 Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada–(continued)
Clark (County of), NV; Series 2006, GO Bonds (INS - AMBAC)(b)	3.00%	11/01/2033	$5,000	$ 5,007,886
Clark (County of), NV (Special Improvement District No. 159);
Series 2015, RB	5.00%	08/01/2026	135	151,471
Series 2015, RB	5.00%	08/01/2029	1,245	1,377,487
Series 2015, RB	5.00%	08/01/2031	1,375	1,513,076
Series 2015, RB	5.00%	08/01/2032	335	366,954
Las Vegas (City of), NV Special Improvement District No. 607; Series 2013, Ref. RB	5.00%	06/01/2024	35	38,314
Las Vegas (City of), NV Special Improvement District No. 815;
Series 2020, RB	3.25%	12/01/2025	235	254,075
Series 2020, RB	4.00%	12/01/2030	240	274,450
Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB(e)	2.75%	06/15/2028	2,000	2,087,225
				12,117,085

New Hampshire–0.23%
New Hampshire (State of) Business Finance Authority; Series 2020-1, Class A	4.13%	01/20/2034	2,446	2,954,029
New Hampshire (State of) Business Finance Authority (Covanta Green Bonds); Series 2020 B, Ref. RB(a)(c)(e)	3.75%	07/02/2040	605	651,496
New Hampshire (State of) Business Finance Authority (Covanta); Series 2020 A, Ref. RB(c)(e)	3.63%	07/02/2040	370	396,869
New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB(c)(g)	5.00%	01/01/2022	1,500	1,524,080
				5,526,474

New Jersey–7.12%
Atlantic City (City of), NJ; Series 2017 A, Ref. GO Bonds (INS - BAM)(b)	5.00%	03/01/2032	250	302,732
Burlington (County of), NJ Bridge Commission; Series 2002, RB	4.50%	10/15/2022	15	15,053
Casino Reinvestment Development Authority, Inc.; Series 2014, Ref. RB (INS - AGM)(b)	5.00%	11/01/2027	1,000	1,119,307
Garden State Preservation Trust; Series 2005 A, RB (INS - AGM)(b)	5.75%	11/01/2028	2,000	2,484,265
Gloucester (County of), NJ Industrial Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR(a)	5.00%	12/01/2024	2,720	2,925,684
New Jersey (State of);
Series 2020 A, GO Bonds	5.00%	06/01/2029	9,000	11,721,879
Series 2020 A, GO Bonds	4.00%	06/01/2032	3,000	3,784,942
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS - NATL)(b)(l)(n)	5.50%	09/01/2022	7,500	7,893,593
Series 2012, Ref. RB	5.00%	06/15/2022	1,000	1,034,879
Series 2012, Ref. RB	5.00%	06/15/2023	3,125	3,233,764
Series 2012, Ref. RB	5.00%	06/15/2025	3,050	3,155,062
Series 2013 NN, Ref. RB	5.00%	03/01/2026	305	326,921
Series 2014 A, RB(e)	6.20%	10/01/2044	200	217,769
Series 2015 XX, Ref. RB	5.00%	06/15/2025	2,000	2,340,151
Series 2017 A, Ref. RB (INS - BAM)(b)	5.00%	07/01/2028	5,035	6,245,881
Series 2017 DDD, RB	5.00%	06/15/2031	3,670	4,459,992
New Jersey (State of) Economic Development Authority (American Water Co., Inc.); Series 2019, Ref. RB(a)(c)	2.20%	12/03/2029	2,500	2,664,270
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(a)	5.13%	09/15/2023	3,435	3,609,588
Series 2012, RB(a)	5.75%	09/15/2027	3,225	3,345,793
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	112	141,318
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.);
Series 2012 C, RB	5.00%	07/01/2022	300	310,075
Series 2012 C, RB	5.00%	07/01/2032	475	489,102
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(a)	5.00%	10/01/2047	1,000	1,160,379
New Jersey (State of) Economic Development Authority (Provident Group - Rowan Properties LLC - Rowan University Student Housing); Series 2015 A, RB	5.00%	01/01/2030	250	268,023
New Jersey (State of) Economic Development Authority (Social Bonds);
Series 2021, RB	4.00%	06/15/2040	1,000	1,177,704
Series 2021, RB	4.00%	06/15/2041	1,000	1,174,362

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20 Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(a)	5.50%	01/01/2026	$1,390	$ 1,563,574
Series 2013, RB(a)	5.50%	01/01/2027	2,130	2,392,879
Series 2013, RB(a)	5.00%	01/01/2028	1,000	1,109,316
New Jersey (State of) Educational Facilities Authority (Higher Education Facilities Trust Fund); Series 2014, RB	5.00%	06/15/2026	1,000	1,128,187
New Jersey (State of) Educational Facilities Authority (Rider University);
Series 2017 F, RB	5.00%	07/01/2032	395	455,667
Series 2017 F, RB	5.00%	07/01/2033	415	477,757
Series 2017 F, RB	5.00%	07/01/2035	1,000	1,147,096
New Jersey (State of) Health Care Facilities Financing Authority (Meridian Health System Obligated Group);
Series 2011, Ref. RB	5.00%	07/01/2025	1,500	1,558,599
Series 2011, Ref. RB	5.00%	07/01/2027	2,000	2,077,105
New Jersey (State of) Health Care Facilities Financing Authority (Princeton Healthcare System); Series 2016, Ref. RB	5.00%	07/01/2031	1,000	1,211,802
New Jersey (State of) Health Care Facilities Financing Authority (Princeton HealthCare System); Series 2016, Ref. RB	5.00%	07/01/2030	1,200	1,456,080
New Jersey (State of) Health Care Facilities Financing Authority (Valley Health System Obligated Group); Series 2019, RB	5.00%	07/01/2030	1,250	1,624,549
New Jersey (State of) Higher Education Student Assistance Authority;
Series 2013 1B, RB(a)	4.75%	12/01/2043	5,000	5,164,811
Series 2018 B, Ref. RB(a)	5.00%	12/01/2025	2,250	2,652,876
Series 2021 B, RB(a)	2.50%	12/01/2040	2,000	2,068,314
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB(i)	0.00%	12/15/2028	255	228,182
Series 2009 C, RB	5.25%	06/15/2032	250	287,784
Series 2010 D, RB	5.25%	12/15/2023	1,500	1,671,395
Series 2013 AA, RB	5.25%	06/15/2030	710	771,182
Series 2015 AA, RB	5.00%	06/15/2023	2,000	2,168,977
Series 2018 A, Ref. RB	5.00%	12/15/2028	5,000	6,383,661
Series 2018 A, Ref. RB	5.00%	12/15/2032	5,000	6,290,249
Series 2018 A, Ref. RN	5.00%	06/15/2023	2,500	2,711,221
Series 2018 A, Ref. RN(l)(n)	5.00%	06/15/2029	4,500	5,365,292
Series 2018 A, Ref. RN(l)(n)	5.00%	06/15/2030	2,000	2,378,522
Series 2019, Ref. RB	5.00%	12/15/2024	2,500	2,876,702
Series 2020 AA, RB	4.00%	06/15/2035	2,000	2,395,565
Series 2020 AA, RB	4.00%	06/15/2036	2,500	2,983,641
Series 2021 A, Ref. RB	4.00%	06/15/2035	5,000	6,019,951
Series 2021 A, Ref. RB	4.00%	06/15/2036	4,500	5,396,080
New Jersey (State of) Turnpike Authority; Series 2021 A, RB	4.00%	01/01/2042	5,000	5,970,279
North Hudson Sewerage Authority; Series 2012 A, Ctfs.(c)(g)	5.00%	06/01/2022	90	93,293
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR(a)	5.00%	12/01/2023	4,400	4,652,656
South Jersey Transportation Authority; Series 2014 A, Ref. RB	5.00%	11/01/2028	500	565,523
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2029	2,500	3,165,773
Series 2018 A, Ref. RB	5.00%	06/01/2030	5,000	6,289,707
Series 2018 A, Ref. RB	5.00%	06/01/2031	4,650	5,824,685
Series 2018 A, Ref. RB	5.00%	06/01/2032	335	418,444
Series 2018 B, Ref. RB	3.20%	06/01/2027	985	1,006,984
				167,606,848

New Mexico–0.07%
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, RB	4.00%	07/01/2022	350	358,306
Santa Fe (City of), NM (El Castillo Retirement);
Series 2019 A, RB	5.00%	05/15/2034	725	834,823
Series 2019 A, RB	5.00%	05/15/2039	500	572,088
				1,765,217

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21 Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–12.13%
Buffalo & Erie County Industrial Land Development Corp. (Medaille College); Series 2018, Ref. RB(e)	5.00%	10/01/2038	$500	$ 565,054
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(a)(e)	5.25%	12/31/2033	1,500	1,659,164
Build NYC Resource Corp. (Pratt Paper, Inc.); Series 2014, Ref. RB(a)(e)	4.50%	01/01/2025	720	776,496
Build NYC Resource Corp. (Shefa School); Series 2021 A, RB(e)	2.50%	06/15/2031	375	377,267
Long Island (City of), NY Power Authority;
Series 2014 A, Ref. RB	5.00%	09/01/2034	4,000	4,520,404
Series 2018, RB	5.00%	09/01/2029	1,000	1,289,131
Metropolitan Transportation Authority;
Series 2015 C-1, Ref. RB	5.00%	11/15/2031	1,875	2,187,200
Series 2015 C-1, Ref. RB	5.25%	11/15/2031	2,500	2,949,081
Subseries 2012 G-1, VRD Ref. RB (LOC - Barclays Bank PLC)(h)(j)	0.01%	11/01/2032	24,750	24,749,976
Subseries 2012 G-4, Ref. RB (67% of 1 mo. USD LIBOR + 0.55%)(c)(d)	0.61%	11/01/2022	2,950	2,962,810
Subseries 2014 D-2, RB (SIFMA Municipal Swap Index + 0.45%)(c)(d)	0.47%	11/15/2022	3,500	3,487,331
Metropolitan Transportation Authority (Green Bonds);
Series 2015 A-2, RB(c)	5.00%	05/15/2030	3,000	3,918,667
Series 2016 A-2, Ref. RB	5.00%	11/15/2024	1,360	1,556,436
Series 2017 C-2, Ref. RB(i)	0.00%	11/15/2029	1,000	879,386
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	4.00%	01/01/2030	1,885	2,095,839
Monroe County Industrial Development Corp. (University of Rochester); Series 2017 D, Ref. RB	4.00%	07/01/2036	1,000	1,161,012
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, RB	5.25%	06/01/2026	500	514,750
New Rochelle (City of), NY (Iona College); Series 2015 A, Ref. RB	5.00%	07/01/2035	350	392,573
New York & New Jersey (States of) Port Authority;
Series 2019 218, RB(a)	5.00%	11/01/2030	3,000	3,887,100
Series 2019, RB(a)	5.00%	11/01/2033	1,525	1,952,854
Series 2021, Ref. RB(a)	4.00%	07/15/2041	1,850	2,183,395
Two Hundred Second Series 2017, Ref. RB(a)	5.00%	10/15/2035	3,000	3,606,041
Two Hundred Seventh Series 2018, Ref. RB(a)(l)(n)	5.00%	09/15/2028	9,000	11,393,935
New York (City of), NY;
Series 2012 A-2, VRD GO Bonds(h)	0.01%	10/01/2038	19,000	19,000,000
Series 2012 A-3, VRD GO Bonds (LOC - Mizuho Bank, Ltd.)(h)(j)	0.01%	10/01/2040	2,500	2,500,000
Series 2015 C, Ref. GO Bonds	5.00%	08/01/2029	1,000	1,154,388
Series 2016 E, Ref. GO Bonds	5.00%	08/01/2027	5,000	6,082,538
Series 2018 D, VRD GO Bonds(h)	0.01%	12/01/2047	5,000	5,000,000
Series 2019 B-1, GO Bonds	5.00%	10/01/2032	1,000	1,298,264
Series 2019 B-1, GO Bonds	5.00%	10/01/2033	2,000	2,588,282
Series 2020 C, GO Bonds	4.00%	08/01/2037	4,000	4,809,916
Series 2021 A-1, GO Bonds	4.00%	08/01/2042	10,000	11,921,371
New York (City of), NY Industrial Development Agency (Liberty 123 Wash); Series 2007, VRD RB(h)(j)	0.01%	10/01/2042	600	600,000
New York (City of), NY Transitional Finance Authority;
Series 2018 S-2A, Ref. RB	5.00%	07/15/2034	5,000	6,313,144
Series 2019 B-1, RB	4.00%	11/01/2038	2,800	3,373,831
Series 2019 C-1, RB	4.00%	11/01/2036	5,000	5,982,536
New York (State of) Dormitory Authority;
Series 2015 B, RB	5.00%	02/15/2032	2,055	2,369,357
Series 2019 A, RB	5.00%	10/01/2033	1,350	1,671,043
Series 2019 A, Ref. RB	5.00%	03/15/2037	3,000	3,804,677
Series 2020 A, Ref. RB	4.00%	03/15/2035	5,000	6,086,276
Series 2020 B, RB (INS - BAM)(b)	4.00%	08/15/2040	2,000	2,245,331
Series 2020 D, Ref. RB	4.00%	02/15/2036	7,870	9,427,967
Series 2021 A, Ref. RB	4.00%	03/15/2041	8,185	9,748,022
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2028	1,755	2,207,008
Series 2018 A, Ref. RB	5.00%	08/01/2030	2,420	3,010,344
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2015, Ref. RB(e)	5.00%	12/01/2024	300	340,924
Series 2017, Ref. RB(e)	5.00%	12/01/2033	2,000	2,419,403
Series 2017, Ref. RB(e)	5.00%	12/01/2034	1,000	1,207,215
New York (State of) Dormitory Authority (Ozanam Hall of Queens Nursing Home, Inc.); Series 2006, RB (LOC - Allied Irish Banks PLC)(j)	5.00%	11/01/2026	35	35,702

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22 Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Series 2005 A-2, VRD RB (LOC - Mizuho Bank Ltd.)(h)(j)	0.02%	05/01/2039	$5,000	$ 5,000,000
New York (State of) Thruway Authority;
Series 2018 L, Ref. RB	5.00%	01/01/2030	500	628,090
Series 2018 L, Ref. RB	5.00%	01/01/2031	1,000	1,249,721
Series 2019 B, Ref. RB	4.00%	01/01/2037	1,490	1,778,326
New York Counties Tobacco Trust VI;
Series 2016 B, Ref. RB	5.00%	06/01/2027	280	335,162
Series 2016 B, Ref. RB	5.00%	06/01/2030	270	318,309
Series 2016 B, Ref. RB	5.00%	06/01/2031	250	293,843
New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2005, Ref. RB	5.25%	10/01/2035	2,660	3,824,488
New York Liberty Development Corp. (Green Bonds); Series 2021 A, Ref. RB	2.75%	11/15/2041	9,000	9,175,943
New York Transportation Development Corp.;
Series 2020 A, Ref. RB(a)	5.00%	12/01/2030	1,000	1,303,782
Series 2020 A, Ref. RB(a)	5.00%	12/01/2032	1,250	1,621,996
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(a)	5.25%	08/01/2031	1,755	2,115,117
Series 2020, Ref. RB(a)	5.38%	08/01/2036	1,000	1,278,037
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(a)	5.00%	08/01/2026	10,000	10,023,754
Series 2016, Ref. RB(a)	5.00%	08/01/2031	17,000	17,039,732
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB(a)	5.00%	01/01/2026	10,000	11,825,638
Series 2018, RB(a)	5.00%	01/01/2034	1,540	1,867,436
Series 2018, RB(a)	5.00%	01/01/2036	960	1,161,962
New York Transportation Development Corp. (Delta Air Lines, Inc.-Laguardia); Series 2020, RB(a)	4.00%	10/01/2030	3,000	3,601,744
New York Transportation Development Corp. (Laguardia Airport Terminal B Redevelopment); Series 2016 A, RB (INS - AGM)(a)(b)	4.00%	07/01/2041	1,000	1,091,420
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020, Ref. RB	5.00%	12/01/2027	1,985	2,460,753
Series 2020, Ref. RB	5.00%	12/01/2029	1,000	1,293,197
Series 2020, Ref. RB	5.00%	12/01/2030	1,000	1,314,898
Series 2020, Ref. RB	5.00%	12/01/2032	1,600	2,084,172
Oneida County Local Development Corp. (Mohawk Valley Health System); Series 2019, Ref. RB (INS - AGM)(b)	5.00%	12/01/2031	1,000	1,286,540
Otsego County Capital Resource Corp. (Hartwick College); Series 2015 A, Ref. RB	5.00%	10/01/2030	500	537,529
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.63%	08/15/2035	1,355	1,368,925
TSASC, Inc.;
Series 2017 A, Ref. RB	5.00%	06/01/2032	2,000	2,419,575
Series 2017 A, Ref. RB	5.00%	06/01/2033	1,500	1,810,052
Series 2017 A, Ref. RB	5.00%	06/01/2034	1,000	1,204,854
				285,578,436

North Carolina–1.80%
Charlotte (City of), NC (Charlotte Douglas International Airport);
Series 2017 A, RB	5.00%	07/01/2034	750	925,325
Series 2017 A, RB	5.00%	07/01/2035	1,000	1,233,294
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health); Series 2018 H, VRD RB(h)	0.01%	01/15/2048	4,000	4,000,000
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2018 E, RB (SIFMA Municipal Swap Index + 0.45%)(c)(d)	0.47%	12/01/2021	3,000	3,000,428
Columbus (County of), NC Industrial Facilities & Pollution Control Financing Authority (International Paper Co.); Series 2019, Ref. RB(c)	2.00%	10/01/2024	1,500	1,576,239
New Hanover (County of), NC (New Hanover Regional Medical Center);
Series 2017, Ref. RB(c)(g)	5.00%	10/01/2027	1,000	1,250,801
Series 2017, Ref. RB(g)	5.00%	10/01/2027	1,100	1,375,881

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23 Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–(continued)
North (State of) Carolina Medical Care Commission (Lutheran Services for the Aging);
Series 2021, RB	4.00%	03/01/2029	$275	$ 316,213
Series 2021, RB	4.00%	03/01/2030	285	326,891
Series 2021, RB	4.00%	03/01/2031	290	330,515
Series 2021, RB	4.00%	03/01/2036	900	1,012,193
Series 2021, RB	4.00%	03/01/2041	1,050	1,167,348
North Carolina (State of); Series 2019, RB	5.00%	03/01/2032	3,000	3,849,202
North Carolina (State of) Department of Transportation (I-77 HOT Lanes);
Series 2015, RB(a)	5.00%	06/30/2026	1,700	1,946,401
Series 2015, RB(a)	5.00%	06/30/2027	1,215	1,384,881
Series 2015, RB(a)	5.00%	06/30/2029	1,340	1,514,234
Series 2015, RB(a)	5.00%	06/30/2030	1,405	1,581,635
North Carolina (State of) Medical Care Commission; Series 2020 A, RB	5.00%	07/01/2033	1,250	1,614,903
North Carolina (State of) Medical Care Commission (Forest at Duke (The)); Series 2021, RB	4.00%	09/01/2041	1,425	1,672,098
North Carolina (State of) Medical Care Commission (Lutheran Services); Series 2012, Ref. RB	4.25%	03/01/2024	835	851,417
North Carolina (State of) Medical Care Commission (Pennybyrn at Maryfield);
Series 2020, RB	2.50%	10/01/2024	740	744,815
Series 2020, RB	2.88%	10/01/2026	650	654,501
North Carolina (State of) Municipal Power Agency No. 1 (Catawba); Series 2015 A, Ref. RB	5.00%	01/01/2028	5,000	5,899,351
North Carolina (State of) Turnpike Authority; Series 2017, Ref. RB (INS - AGM)(b)	5.00%	01/01/2031	1,250	1,512,601
Raleigh & Durham (Cities of), NC Airport Authority; Series 2020 A, Ref. RB(a)	5.00%	05/01/2033	2,000	2,592,193
				42,333,360

North Dakota–0.15%
Burleigh (County of), ND (University of Mary);
Series 2016, RB	4.38%	04/15/2026	590	621,600
Series 2016, RB	5.10%	04/15/2036	2,815	3,005,466
				3,627,066

Ohio–4.46%
American Municipal Power, Inc. (Combined Hydroelectric); Series 2016 A, Ref. RB	4.00%	02/15/2035	3,000	3,366,374
Buckeye Tobacco Settlement Financing Authority; Series 2020 A-2, Ref. RB	4.00%	06/01/2037	8,310	9,834,988
Centerville (City of), OH (Graceworks Lutheran Services); Series 2017, Ref. RB	5.25%	11/01/2037	1,195	1,353,139
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	5.75%	01/01/2024	510	533,664
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Euclid Avenue Development Corp.); Series 2014, Ref. RB	5.00%	08/01/2027	1,000	1,120,161
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Playhouse Square Foundation); Series 2018, Ref. RB	5.00%	12/01/2033	2,460	2,928,043
Cleveland (City of), OH; Series 2012 A, Ref. RB(c)(g)	5.00%	01/01/2022	2,750	2,794,613
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(e)	5.00%	06/01/2028	4,745	5,170,715
Cuyahoga (County of), OH (Metrohealth System); Series 2017, Ref. RB	5.00%	02/15/2032	3,980	4,748,033
Cuyahoga (County of), OH (MetroHealth System); Series 2017, Ref. RB	5.00%	02/15/2031	1,750	2,090,093
Franklin (County of), OH (First Community Village Obligated Group); Series 2013, Ref. RB	5.25%	07/01/2033	1,000	1,008,076
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB(c)(g)	8.00%	07/01/2022	3,225	3,426,313
Hamilton (County of), OH; Series 2016 A, Ref. RB	5.00%	12/01/2027	3,410	4,283,649
Hamilton (County of), OH (Christ Hospital); Series 2012, RB	5.25%	06/01/2023	1,500	1,555,321
Hamilton (County of), OH (Life Enriching Communities); Series 2012, RB	5.00%	01/01/2032	750	784,844
Hamilton (County of), OH (UC Health); Series 2020, RB	5.00%	09/15/2037	2,000	2,540,872
Montgomery (County of), OH (Premier Health Partners Obligated Group); Series 2019 B, Ref. VRD RB (LOC - PNC Bank N.A.)(h)(j)	0.02%	11/15/2045	20,000	20,000,000
Montgomery (County of), OH Hospital Facilities (Premier Health Partners Obligated Group); Series 2019 A, Ref. RB	5.00%	11/15/2034	1,500	1,876,077
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2033	1,240	1,304,793
Ohio (State of);
Series 2020 A, Ref. RB	5.00%	01/15/2033	600	771,604
Series 2020 A, Ref. RB	5.00%	01/15/2034	1,000	1,281,816
Series 2020 A, Ref. RB	5.00%	01/15/2035	900	1,150,570
Ohio (State of) (Portsmouth Bypass); Series 2015, RB(a)	5.00%	12/31/2025	1,300	1,507,299
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB(a)(c)	2.60%	10/01/2029	9,000	9,525,718

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24 Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(a)(e)	3.75%	01/15/2028	$6,270	$ 7,052,967
Ohio (State of) Higher Educational Facility Commission; Series 2015, Ref. RB	6.00%	10/01/2021	130	130,543
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group); Series 2008 B4, Ref. VRD RB(h)	0.01%	01/01/2043	12,460	12,460,000
Southeastern Ohio Port Authority (Memorial Health System); Series 2015, Ref. RB	5.50%	12/01/2029	350	386,369
				104,986,654

Oklahoma–0.57%
Comanche (County of), OK Hospital Authority; Series 2015, Ref. RB	5.00%	07/01/2023	2,815	3,018,324
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.00%	08/15/2033	1,000	1,227,451
Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch); Series 2016 B-2, RB(k)	4.75%	11/01/2023	852	4,259
Tulsa (City of), OK Municipal Airport Trust; Series 2001 A, Ref. RB(a)	5.50%	12/01/2035	3,250	3,488,778
Tulsa (City of), OK Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(a)(c)	5.00%	06/01/2025	5,000	5,643,792
				13,382,604

Oregon–0.51%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020, Ref. RB	3.25%	11/15/2025	2,000	2,006,771
Forest Grove (City of), OR (Pacific University); Series 2015 A, Ref. RB	5.00%	05/01/2036	250	282,625
Medford (City of), OR Hospital Facilities Authority (Asante); Series 2020 A, Ref. RB	4.00%	08/15/2039	1,100	1,317,798
Multnomah (County of), OR (Hospital Facilities Authority Terwilliger Plaza, Inc.);
Series 2016, Ref. RB	5.00%	12/01/2025	295	343,409
Series 2016, Ref. RB	5.00%	12/01/2030	1,305	1,523,849
Portland (Port of), OR; Series 2017 24-B, RB(a)	5.00%	07/01/2035	3,255	3,894,481
Salem (City of), OR Hospital Facility Authority (Capital Manor, Inc.); Series 2012, Ref. RB	5.00%	05/15/2022	220	226,681
Yamhill (County of), OR Hospital Authority (Friendsview);
Series 2021 B-1, RB	2.50%	11/15/2028	2,000	2,014,955
Series 2021 B-2, RB	2.13%	11/15/2027	500	501,860
				12,112,429

Pennsylvania–6.74%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2032	2,000	2,481,533
Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2019, Ref. RB	4.88%	11/01/2024	2,000	2,174,102
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center); Series 2018, RB(e)	5.00%	05/01/2033	3,795	4,556,945
Allentown Neighborhood Improvement Zone Development Authority;
Series 2022, Ref. RB	5.00%	05/01/2032	800	1,033,478
Series 2022, Ref. RB	5.00%	05/01/2033	1,000	1,286,970
Series 2022, Ref. RB	5.00%	05/01/2034	500	641,020
Chester (County of), PA Health & Education Facilities Authority (Simpson Senior Services); Series 2015 A, Ref. RB	5.00%	12/01/2030	1,000	1,064,359
Chester (County of), PA Health and Education Facilities Authority (Simpson Senior Services); Series 2015 A, Ref. RB	5.25%	12/01/2045	1,400	1,471,554
Coatesville Area School District Building Authority;
Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2025	385	413,875
Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2026	335	359,760
Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2027	360	386,150
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(b)(i)	0.00%	10/01/2036	1,300	813,104
Commonwealth Financing Authority;
Series 2018, RB	5.00%	06/01/2030	5,500	6,866,236
Series 2018, RB	5.00%	06/01/2031	2,000	2,486,029
Series 2018, RB	5.00%	06/01/2033	2,000	2,469,461
Delaware River Joint Toll Bridge Commission; Series 2019 B, Ref. RB	5.00%	07/01/2031	370	479,907
East Hempfield (Township of), PA Industrial Development Authority (Student Services, Inc. Student Housing at Millersville University of Pennsylvania); Series 2015, RB(g)	5.00%	07/01/2025	310	342,557
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2029	1,000	1,131,027
Series 2018, Ref. RB	5.00%	12/01/2031	1,005	1,125,766
Series 2018, Ref. RB	5.00%	12/01/2033	750	831,429

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25 Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Lancaster (County of), PA Hospital Authority (Masonic Villages); Series 2015, Ref. RB	5.00%	11/01/2029	$1,500	$ 1,710,151
Lancaster (County of), PA Hospital Authority (Moravian Manors, Inc.); Series 2019 A, RB	5.00%	06/15/2038	1,110	1,273,804
Luzerne (County of), PA; Series 2015 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	11/15/2029	500	590,996
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2018 A, Ref. RB	5.00%	09/01/2030	3,500	4,425,461
Series 2018 C, RB (SIFMA Municipal Swap Index + 0.72%)(c)(d)	0.74%	09/01/2023	2,800	2,800,124
Series 2019, Ref. RB	5.00%	09/01/2031	545	693,882
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.); Series 2012, Ref. RB(c)(g)	5.00%	05/15/2022	2,000	2,068,973
Montgomery (County of), PA Industrial Development Authority (Germantown Academy); Series 2021, Ref. RB	4.00%	10/01/2036	1,000	1,114,177
Northampton (County of), PA Industrial Development Authority (Morningstar Senior Living, Inc.); Series 2012, RB	5.00%	07/01/2027	2,850	2,927,411
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC); Series 2021 A, Ref. RB	4.00%	10/15/2039	1,325	1,603,693
Pennsylvania (Commonwealth of);
First Series 2017, Ref. GO Bonds	5.00%	01/01/2026	5,400	6,464,830
Series 2015 1, GO Bonds	5.00%	03/15/2031	1,500	1,743,050
Series 2018 A, Ref. COP	5.00%	07/01/2029	300	374,717
Series 2018 A, Ref. COP	5.00%	07/01/2030	375	466,596
Series 2018 A, Ref. COP	5.00%	07/01/2031	425	527,032
Pennsylvania (Commonwealth of) Economic Development Financing Authority (PA Bridges Finco L.P.);
Series 2015, RB(a)	5.00%	12/31/2027	5,965	7,209,265
Series 2015, RB(a)	5.00%	12/31/2034	2,630	3,110,444
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Presbyterian Senior Living); Series 2021, Ref. RB	4.00%	07/01/2033	1,750	2,006,395
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC); Series 2021 A, Ref. RB	4.00%	10/15/2037	1,375	1,676,685
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District); Series 2016 A, Ref. RB (INS - AGM)(b)	5.00%	06/01/2030	3,000	3,652,656
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2015 A-1, Ref. RB	5.00%	12/01/2028	1,055	1,237,619
Series 2015 A-1, Ref. RB	5.25%	12/01/2034	250	296,804
Series 2016 A-1, RB	5.00%	12/01/2041	1,000	1,161,357
Series 2017 3, Ref. RB	5.00%	12/01/2034	3,000	3,710,243
Series 2019 A, RB	5.00%	12/01/2031	1,860	2,430,189
Series 2019 A, RB	5.00%	12/01/2034	1,400	1,820,143
Series 2021 A, RB	3.00%	12/01/2042	6,500	6,979,143
Series 2021, RB	4.00%	12/01/2036	1,000	1,213,576
Series 2021, RB	4.00%	12/01/2037	1,500	1,814,043
Series 2021, RB	4.00%	12/01/2038	1,000	1,205,926
Subseries 2017, Ref. RB	5.00%	12/01/2031	4,075	5,056,577
Philadelphia (City of), PA;
Series 2019 B, GO Bonds	5.00%	02/01/2033	1,200	1,534,628
Series 2020 A, Ref. RB	4.00%	07/01/2040	5,000	5,950,553
Philadelphia (City of), PA Authority for Industrial Development;
Series 2017, RB	5.00%	12/01/2035	1,000	1,219,157
Series 2017, RB	5.00%	12/01/2037	1,310	1,592,280
Philadelphia (City of), PA Authority for Industrial Development (Kipp Philadelphia Charter School Program); Series 2016 A, RB	5.00%	04/01/2036	1,500	1,675,785
Philadelphia (City of), PA Authority for Industrial Development (La Salle University); Series 2017, Ref. RB	5.00%	05/01/2034	1,000	1,121,913
Philadelphia (City of), PA Authority for Industrial Development (University Square Apartments); Series 2017, RB	4.00%	12/01/2047	2,000	2,196,411
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2042	4,355	4,901,874
Philadelphia (City of), PA Gas Works;
Series 2015, Ref. RB	5.00%	08/01/2031	1,000	1,173,605
Series 2015, Ref. RB	5.00%	08/01/2032	1,000	1,171,482

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26 Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System);
Series 2012 A, RB	5.63%	07/01/2042	$3,100	$ 3,214,872
Series 2017, Ref. RB	5.00%	07/01/2027	3,480	4,175,246
Series 2017, Ref. RB	5.00%	07/01/2029	2,295	2,741,515
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2035	3,000	3,626,102
Philadelphia School District;
Series 2018 A, GO Bonds	5.00%	09/01/2025	745	877,738
Series 2018 A, GO Bonds	5.00%	09/01/2032	510	643,452
Philadelphia School District (The);
Series 2007 A, Ref. GO Bonds (INS - NATL)(b)	5.00%	06/01/2025	2,400	2,815,535
Series 2019 A, GO Bonds	4.00%	09/01/2037	4,800	5,662,277
Pittsburgh (City of), PA Water & Sewer Authority; Series 2017 C, Ref. RB (SIFMA Municipal Swap Index + 0.65%), (INS - AGM)(b)(c)(d)	0.67%	12/01/2023	1,600	1,613,654
Reading School District;
Series 2017, Ref. GO Bonds (INS - AGM)(b)	5.00%	03/01/2035	30	36,372
Series 2017, Ref. GO Bonds (INS - AGM)(b)	5.00%	03/01/2036	25	30,279
School District of Philadelphia (The);
Series 2019 A, GO Bonds	5.00%	09/01/2027	1,500	1,870,283
Series 2019 A, GO Bonds	5.00%	09/01/2031	1,000	1,294,211
Scranton School District;
Series 2017 E, Ref. GO Bonds (INS - BAM)(b)	5.00%	12/01/2032	110	135,268
Series 2017 E, Ref. GO Bonds (INS - BAM)(b)	5.00%	12/01/2033	90	110,576
State Public School Building Authority (School District of Philidelphia (The)); Series 2016 A, Ref. RB (INS - AGM)(b)	5.00%	06/01/2031	120	146,037
Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	225	245,704
West Shore Area Authority (Messiah Village); Series 2015 A, Ref. RB	5.00%	07/01/2030	500	560,138
Wilkes-Barre Area School District; Series 2016 B, GO Bonds (INS - BAM)(b)	5.00%	08/01/2028	500	610,795
				158,728,966

Puerto Rico–2.36%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	940	946,609
Series 2002, RB	5.50%	05/15/2039	640	657,184
Series 2002, RB	5.63%	05/15/2043	700	704,168
Puerto Rico (Commonwealth of);
Series 2001 A, GO Bonds (INS - NATL)(b)	5.50%	07/01/2029	1,770	1,942,640
Series 2003 C-7, Ref. GO Bonds (INS - NATL)(b)	6.00%	07/01/2027	1,565	1,620,166
Series 2009 C, Ref. GO Bonds(k)	6.00%	07/01/2039	10,000	9,325,000
Series 2014 A, Ref. GO Bonds(k)	8.00%	07/01/2035	5,000	4,256,250
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2012 A, RB(g)	5.00%	07/01/2033	2,000	2,079,622
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2008 WW, RB(k)	5.50%	07/01/2038	3,500	3,451,875
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2007 CC, Ref. RB (INS - AGM)(b)	5.50%	07/01/2030	2,485	2,931,215
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University Plaza); Series 2000 A, RB (INS - NATL)(b)	5.00%	07/01/2033	1,430	1,456,110
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities);
Series 2007 M-3, Ref. RB (INS - NATL)(b)	6.00%	07/01/2025	2,375	2,652,333
Series 2007 M-3, Ref. RB (INS - NATL)(b)	6.00%	07/01/2028	1,130	1,171,000
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(i)	0.00%	07/01/2027	10,272	9,482,410
Series 2018 A-1, RB(i)	0.00%	07/01/2029	10,160	8,935,396
Series 2018 A-1, RB	4.50%	07/01/2034	3,468	3,839,594
				55,451,572

Rhode Island–0.85%
Providence (City of), RI Public Building Authority; Series 2011 A, RB (INS - AGM)(b)	5.88%	06/15/2026	500	502,214
Rhode Island Health & Educational Building Corp. (University of Rhode Island - Auxiliary Enterprise); Series 2013 C, Ref. RB	5.00%	09/15/2022	1,000	1,050,516

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27 Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Rhode Island–(continued)
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2026	$1,375	$ 1,600,675
Series 2015 A, Ref. RB	5.00%	06/01/2027	900	1,043,526
Series 2015 A, Ref. RB	5.00%	06/01/2028	1,080	1,246,934
Series 2015 A, Ref. RB	5.00%	06/01/2035	12,500	14,200,706
Series 2015 B, Ref. RB	2.25%	06/01/2041	295	314,032
				19,958,603

South Carolina–0.54%
Greenville (City of), SC Health System; Series 2012, Ref. RB	5.00%	05/01/2024	500	516,101
Greenwood (County of), SC (Self Regional Healthcare); Series 2012 B, Ref. RB(g)	5.00%	10/01/2026	4,650	4,779,710
Piedmont Municipal Power Agency; Series 2015 A, RB	5.00%	01/01/2030	2,000	2,262,335
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, RB	5.00%	05/01/2023	1,000	1,044,801
Series 2013, RB	5.00%	05/01/2028	1,250	1,298,707
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group); Series 2018 A, Ref. RB	5.00%	05/01/2048	200	241,719
South Carolina (State of) Public Service Authority;
Series 2020 A, Ref. RB	5.00%	12/01/2032	1,000	1,318,796
Series 2020 A, Ref. RB	4.00%	12/01/2037	1,000	1,195,252
				12,657,421

South Dakota–0.03%
Educational Enhancement Funding Corp.; Series 2013 B, RB	5.00%	06/01/2026	550	588,889

Tennessee–1.42%
Chattanooga (City of) & Hamilton (County of), TN Hospital Authority (Erlanger Health System); Series 2014 A, Ref. RB	5.00%	10/01/2039	1,505	1,684,450
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group);
Series 2018 A, Ref. RB	5.00%	07/01/2032	370	401,172
Series 2018 A, Ref. RB	5.00%	07/01/2034	3,000	3,249,290
Series 2018 A, Ref. RB	5.00%	07/01/2035	2,500	3,094,281
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health); Series 2012 A, Ref. RB	5.00%	01/01/2025	500	529,591
Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(e)	4.50%	06/01/2028	815	903,115
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills); Series 2012, Ref. RB(g)	5.00%	07/01/2022	500	519,049
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2035	1,115	1,392,389
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center);
Series 2016 A, RB	5.00%	07/01/2031	1,000	1,205,468
Series 2016 A, RB	5.00%	07/01/2035	2,000	2,395,595
New Memphis Arena Public Building Authority (City of Memphis);
Series 2021, RB(i)	0.00%	04/01/2036	1,200	896,995
Series 2021, RB(i)	0.00%	04/01/2037	1,375	996,465
Shelby (County of), TN Health, Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare); Series 2017 A, RB	5.00%	05/01/2031	1,185	1,421,522
Shelby (County of), TN Health, Educational & Housing Facilities Board (The Village at Germantown, Inc.); Series 2014, RB	5.00%	12/01/2029	650	719,208
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2016 A, Ref. RB(e)	5.00%	09/01/2037	750	677,169
Tennergy Corp.; Series 2021 A, RB(c)	4.00%	09/01/2028	5,000	5,975,250
Tennessee Energy Acquisition Corp.;
Series 2006 C, RB	5.00%	02/01/2023	1,360	1,449,256
Series 2006 C, RB	5.00%	02/01/2024	3,225	3,576,247
Series 2006 C, RB	5.00%	02/01/2027	150	180,718
Series 2018, RB(c)	4.00%	11/01/2025	2,000	2,267,710
				33,534,940

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28 Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–6.56%
Arlington Higher Education Finance Corp. (Harmony Public Schools); Series 2015, Ref. RB (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	$1,500	$ 1,705,670
Arlington Higher Education Finance Corp. (UME Preparatory Academy);
Series 2017 A, RB	4.55%	08/15/2028	125	137,316
Series 2017 A, RB	5.00%	08/15/2038	115	128,648
Arlington Higher Education Finance Corp. (Universal Academy);
Series 2014 A, RB	5.88%	03/01/2024	205	216,956
Series 2014 A, RB	6.63%	03/01/2029	1,000	1,100,537
Austin (City of), TX; Series 2019 B, RB(a)	5.00%	11/15/2034	2,000	2,563,089
Austin Convention Enterprises, Inc.;
Series 2017, Ref. RB	5.00%	01/01/2032	1,075	1,190,484
Series 2017, Ref. RB	5.00%	01/01/2033	1,200	1,366,207
Central Texas Regional Mobility Authority;
Series 2021 B, RB	5.00%	01/01/2035	600	793,002
Series 2021 B, RB	5.00%	01/01/2036	600	788,438
Series 2021 B, RB	5.00%	01/01/2037	1,000	1,306,896
City of Houston Higher Education Finance Corp. (KIPP, Inc.); Series 2015, Ref. RB (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	250	286,793
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, RB	6.00%	08/15/2033	1,250	1,373,173
Clifton Higher Education Finance Corp. (International Leadership of Texas);
Series 2015 A, RB	4.88%	08/15/2027	500	577,430
Series 2015 A, RB	5.13%	08/15/2030	3,000	3,460,764
Series 2018 D, RB	5.75%	08/15/2033	5,000	5,848,214
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport);
Series 2013 F, Ref. RB	5.25%	11/01/2033	3,500	3,871,550
Series 2014 A, Ref. RB(a)	5.25%	11/01/2026	2,000	2,210,478
Dallas (County of), TX Flood Control District No. 1; Series 2015, Ref. GO Bonds(e)	5.00%	04/01/2028	1,000	1,035,040
Decatur (City of), TX Hospital Authority (Wise Regional Health System);
Series 2014 A, Ref. RB	5.00%	09/01/2022	150	156,432
Series 2014 A, Ref. RB	5.00%	09/01/2023	150	162,699
Series 2014 A, Ref. RB	5.00%	09/01/2024	265	298,043
Series 2014 A, Ref. RB	5.25%	09/01/2029	1,000	1,126,111
Dickinson Independent School District; Series 2000, Ref. GO Bonds (CEP - Texas Permanent School Fund)	6.00%	02/15/2028	2,000	2,386,112
Frisco Independent School District; Series 2019, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	3,375	4,298,333
Grand Parkway Transportation Corp.;
Series 2020 C, Ref. RB	4.00%	10/01/2036	250	300,860
Series 2020, Ref. RB	4.00%	10/01/2037	1,000	1,198,064
Series 2020, Ref. RB	4.00%	10/01/2038	2,250	2,685,067
Grand Parkway Transportation Corp. (TELA Supported); Series 2018 A, RB	5.00%	10/01/2038	2,000	2,497,972
Gulf Coast Authority (Waste Management of Texas);
Series 2003 B, RB(a)	1.50%	05/01/2028	1,750	1,776,756
Series 2013, RB (INS - AGM)(b)	5.00%	10/01/2021	1,250	1,254,871
Series 2013, RB (INS - AGM)(b)	5.00%	10/01/2023	2,610	2,745,115
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(h)	0.01%	11/01/2041	5,000	5,000,000
Harris (County of) & Houston (City of), TX Sports Authority; Series 2014 A, Ref. RB	5.00%	11/15/2030	1,000	1,117,988
Harris County Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.);
Series 2013 A, RB	4.00%	01/01/2023	675	692,038
Series 2013 A, RB	5.00%	01/01/2033	1,090	1,138,678
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area); Series 2013 A, Ref. RB	5.00%	06/01/2028	1,500	1,566,025
Houston (City of), TX (United Airlines, Inc.);
Series 2020, Ref. RB(a)	5.00%	07/15/2027	3,350	3,997,267
Series 2021 A, RB(a)	4.00%	07/01/2041	3,500	3,813,949
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);
Series 2014, Ref. RB(a)	4.75%	07/01/2024	2,965	3,170,680
Series 2020 A, Ref. RB(a)	5.00%	07/01/2027	500	596,151
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2012 A, RB	4.00%	02/15/2022	90	91,454

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29 Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Lower Colorado River Authority;
Series 2019 A, RB	5.00%	05/15/2031	$400	$ 514,832
Series 2019, Ref. RB	5.00%	05/15/2030	1,200	1,547,099
Mesquite Health Facilities Development Corp. (Christian Care Centers, Inc.); Series 2014, Ref. RB (Acquired 08/27/2014; Cost $217,086)(f)(k)	5.00%	02/15/2024	215	167,700
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(a)(e)	4.63%	10/01/2031	5,000	5,265,216
New Hope Cultural Education Facilities Corp. (Morningside Ministries); Series 2013, RB	6.25%	01/01/2033	1,600	1,685,102
New Hope Cultural Education Facilities Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2029	2,105	2,357,058
Series 2018, Ref. RB	5.00%	10/01/2030	2,210	2,463,615
New Hope Cultural Education Facilities Corp. (Wesleyan Homes, Inc.);
Series 2014, RB	5.25%	01/01/2029	1,500	1,609,107
Series 2014, RB	5.50%	01/01/2035	1,400	1,487,685
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	4.00%	07/01/2028	2,620	2,697,635
Series 2016, Ref. RB	5.00%	07/01/2036	2,750	2,880,242
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University-Corpus Christi); Series 2016 A, RB(c)(g)	5.00%	04/01/2026	670	804,004
New Hope Cultural Education Facilities Finance Corp. (Collegiate Housing Stephenville II, LLC - Tarleton State University); Series 2014 A, RB(g)	5.00%	04/01/2023	785	840,799
New Hope Cultural Education Facilities Finance Corp. (Forefront Living Plano); Series 2020 A, RB(e)	10.00%	12/01/2025	1,000	1,077,824
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2027	1,090	1,197,406
Series 2017, Ref. RB	5.00%	01/01/2029	1,205	1,321,395
Series 2017, Ref. RB	5.00%	01/01/2037	2,000	2,175,790
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford); Series 2016 A, RB	5.00%	11/15/2026	350	374,968
New Hope Cultural Education Facilities Finance Corp. (Tarleton State University); Series 2014 A, RB(c)(g)	5.00%	04/01/2024	620	690,595
Newark High Education Finance Corp. (A+ Charter Schools, Inc.); Series 2015 A, RB(e)	4.63%	08/15/2025	635	688,339
North Texas Tollway Authority;
Series 2008 I, Ref. RB(c)(g)	6.20%	01/01/2025	4,500	5,385,821
Series 2017 B, Ref. RB (INS - AGM)(b)	4.00%	01/01/2034	750	857,061
Series 2019 B, Ref. RB	5.00%	01/01/2029	1,000	1,289,735
Port Beaumont Navigation District (Jefferson Gulf Coast Energy);
Series 2021, RB(a)(e)	2.13%	01/01/2028	575	577,759
Series 2021, RB(a)(e)	2.25%	01/01/2029	800	803,641
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas LLC); Series 2016 A, RB	5.00%	08/15/2036	1,960	2,177,254
SA Energy Acquisition Public Facility Corp.; Series 2007, RB	5.50%	08/01/2025	2,000	2,378,193
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020 B-2, Ref. RB	3.00%	11/15/2026	2,000	2,023,121
Series 2020, Ref. RB	4.00%	11/15/2027	3,100	3,164,309
Temple (City of), TX; Series 2018 A, RB	5.00%	08/01/2038	5,000	5,500,236
Texas (State of) Transportation Commission;
Series 2019, RB(i)	0.00%	08/01/2034	1,400	951,561
Series 2019, RB(i)	0.00%	08/01/2035	2,050	1,319,715
Series 2019, RB(i)	0.00%	08/01/2036	1,500	915,639
Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2015 C, Ref. RB	5.00%	08/15/2033	5,000	5,625,983
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	5,265	6,176,292
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2021, Ref. RB	5.00%	12/15/2030	2,000	2,637,897
Texas Private Activity Bond Surface Transportation Corp. (North Tarrant Express); Series 2019 A, Ref. RB	5.00%	12/31/2030	3,000	3,876,701
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2019 A, Ref. RB	5.00%	12/31/2032	1,000	1,283,104

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30 Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Viridian Municipal Management District; Series 2015, Ref. GO Bonds (INS - BAM)(b)	6.00%	12/01/2029	$665	$ 778,651
Series 2015, Ref. GO Bonds (INS - BAM)(b)	6.00%	12/01/2029	1,005	1,176,758
Series 2015, Ref. GO Bonds (INS - BAM)(b)	6.00%	12/01/2030	920	1,077,881
Series 2015, Ref. GO Bonds (INS - BAM)(b)	6.00%	12/01/2030	500	585,805
				154,440,878

Utah–0.68%
Mida Mountain Village Public Infrastructure District;
Series 2021, RB(e)	4.00%	08/01/2025	1,205	1,302,892
Series 2021, RB(e)	4.00%	08/01/2027	1,000	1,103,706
Series 2021, RB(e)	4.00%	08/01/2030	1,000	1,113,796
Military Installation Development Authority;
Series 2021 A-1, RB	4.00%	06/01/2036	500	532,022
Series 2021 A-1, RB	4.00%	06/01/2041	1,000	1,050,287
Series 2021 A-2, RB	4.00%	06/01/2036	1,000	1,054,609
Series 2021 A-2, RB	4.00%	06/01/2041	4,250	4,424,220
Salt Lake (City of), UT;
Series 2017 A, RB(a)	5.00%	07/01/2034	3,500	4,255,951
Series 2018 B, RB	5.00%	07/01/2038	1,000	1,238,770
				16,076,253

Vermont–0.25%
Burlington (City of), VT;
Series 2012 A, GO Bonds	5.00%	11/01/2021	250	251,986
Series 2012 A, GO Bonds(c)(g)	5.00%	11/01/2022	250	264,215
Series 2014 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2030	1,000	1,128,956
University of Vermont & State Agricultural College;
Series 2019 B, Ref. RB	5.00%	10/01/2035	1,220	1,734,882
Series 2019 B, Ref. RB	5.00%	10/01/2036	1,375	1,983,664
Vermont (State of) Educational & Health Buildings Financing Agency (Middlebury College); Series 2012 A, Ref. RB	5.00%	11/01/2028	500	526,575
				5,890,278

Virgin Islands–0.09%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2009 B, Ref. RB	5.00%	10/01/2025	2,210	2,215,568

Virginia–0.46%
Dulles Town Center Community Development Authority (Dulles Town Center);
Seires 2012, Ref. RB	5.00%	03/01/2022	1,100	1,114,380
Series 2012, Ref. RB	4.25%	03/01/2026	700	705,184
Fairfax (County of), VA Economic Development Authority (Vinson Hall LLC); Series 2013 A, RB(g)	4.00%	12/01/2022	360	369,701
Farmville (Town of), VA Industrial Development Authority (Longwood University Student Housing); Series 2018 A, Ref. RB	5.00%	01/01/2038	1,000	1,216,516
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2017, RB(a)	5.00%	01/01/2040	4,000	4,062,049
Virginia (Commonwealth of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, RB(a)	5.00%	01/01/2027	2,500	2,593,537
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay);
Series 2018, Ref. RB	5.00%	09/01/2028	150	177,788
Series 2018, Ref. RB	5.00%	09/01/2030	455	535,334
				10,774,489

Washington–2.93%
Energy Northwest (Columbia Generating Station);
Series 2019 A, Ref. RB	5.00%	07/01/2038	2,360	3,028,075
Series 2021, Ref. RB	4.00%	07/01/2042	20,000	24,132,138
Kalispel Tribe of Indians;
Series 2018 A, RB(e)	5.00%	01/01/2032	70	83,976
Series 2018 B, RB(e)	5.00%	01/01/2032	100	119,966

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31 Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Kelso (City of), WA Housing Authority; Series 1998, RB	5.60%	03/01/2028	$20	$ 20,029
Seattle (Port of), WA;
Series 2016 B, Ref. RB(a)	5.00%	10/01/2028	3,730	4,449,649
Series 2019, RB(a)	5.00%	04/01/2032	2,000	2,523,373
Seattle (Port of), WA (SEATAC Fuel Facilities LLC); Series 2013, Ref. RB(a)	5.00%	06/01/2024	1,560	1,677,570
Washington (State of); Series 2021 A, Ref. GO Bonds	5.00%	06/01/2033	2,250	2,969,213
Washington (State of) Convention Center Public Facilities District; Series 2021 B, RB	5.00%	07/01/2031	2,365	3,063,785
Washington (State of) Convention Center Public Facilities District (Green Notes); Series 2021, RB	4.00%	07/01/2031	1,250	1,488,054
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2013, RB (SIFMA Municipal Swap Index + 1.40%)(c)(d)	1.42%	01/01/2025	3,350	3,369,370
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association); Series 2015, Ref. RB	5.00%	07/01/2030	500	573,137
Washington (State of) Health Care Facilities Authority (PeaceHealth); Series 2014 A, Ref. RB(c)(g)	5.00%	05/15/2024	500	563,064
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center);
Series 2017, Ref. RB	5.00%	08/15/2032	1,500	1,784,538
Series 2017, Ref. RB	5.00%	08/15/2037	1,360	1,601,408
Washington (State of) Housing Finance Commission; Series 2021-1, Class A, Ctfs.	3.50%	12/20/2035	6,079	7,143,469
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(e)	5.00%	07/01/2031	1,350	1,483,241
Series 2016 A, Ref. RB(e)	5.00%	07/01/2036	1,450	1,585,512
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living); Series 2015 A, RB(e)	6.00%	07/01/2025	420	467,508
Washington (State of) Housing Finance Commission (The Hearthstone); Series 2018 A, Ref. RB(e)	5.00%	07/01/2038	830	921,654
Washington (State of) Housing Finance Commission (Transforming Age);
Series 2019 A, RB(e)	5.00%	01/01/2034	745	863,560
Series 2019 A, RB(e)	5.00%	01/01/2039	1,400	1,607,351
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.00%	06/01/2022	3,260	3,375,694
				68,895,334

West Virginia–0.28%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(e)	5.50%	06/01/2037	2,000	2,314,628
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(a)(e)	6.75%	02/01/2026	2,000	2,034,362
Series 2018, RB(a)(e)	8.75%	02/01/2036	640	682,794
West Virginia University; Series 2019, RB	5.00%	10/01/2032	1,155	1,498,461
				6,530,245

Wisconsin–1.81%
Public Finance Authority (Beyond Boone LLC - Appalachian State University); Series 2019 A, RB (INS - AGM)(b)	5.00%	07/01/2034	800	986,491
Public Finance Authority (City of Boynton Beach, Florida Municipal Improvements); Series 2018, RB	5.00%	07/01/2035	2,000	2,511,048
Public Finance Authority (Community School of Davidson); Series 2018, RB	5.00%	10/01/2033	390	455,936
Public Finance Authority (Goodwill Industries of Southern Nevada, Inc.); Series 2019 A, RB	5.50%	12/01/2038	1,930	1,925,336
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(e)	4.38%	06/15/2029	1,930	2,093,127
Public Finance Authority (Southminster); Series 2018, RB(e)	5.00%	10/01/2043	500	556,965
Public Finance Authority (Wingate University); Series 2018 A, Ref. RB	5.25%	10/01/2038	1,000	1,178,760
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016 A, Ref. RB	4.00%	11/15/2036	2,000	2,290,026
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community);
Series 2017, Ref. RB	5.00%	06/01/2030	1,560	1,754,506
Series 2017, Ref. RB	5.00%	06/01/2032	1,720	1,923,158
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019 B-2, Ref. RB	2.55%	11/01/2027	2,000	2,002,203
Series 2019 B-3, Ref. RB	2.25%	11/01/2026	1,000	1,000,828
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2012 B, RB	5.00%	02/15/2028	500	508,426
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance);
Series 2012, RB	5.00%	06/01/2025	2,450	2,532,369
Series 2012, RB	5.00%	06/01/2026	1,000	1,033,467
Wisconsin (State of) Public Finance Authority (21st Century Public Academy); Series 2020 A, RB(e)	3.75%	06/01/2030	350	369,776
Wisconsin (State of) Public Finance Authority (ACTS Retirement-Life Community); Series 2020 A, RB	4.00%	11/15/2037	600	707,288

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32 Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth); Series 2016 A, RB(e)	5.00%	06/01/2025	$1,000	$ 1,109,287
Series 2016 A, RB(e)	4.63%	06/01/2036	125	137,640
Wisconsin (State of) Public Finance Authority (Explore Academy); Series 2020 A, RB(e)	6.13%	02/01/2039	500	559,304
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(e)	6.25%	01/01/2038	3,250	2,682,184
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.20%	12/01/2037	4,000	4,803,184
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences);
Series 2012, RB	5.00%	04/01/2022	150	153,517
Series 2015, Ref. RB	5.00%	04/01/2025	830	900,348
Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, RB (Acquired 10/20/2016; Cost $2,884,333)(e)(f)	4.13%	12/01/2024	2,900	3,056,232
Wisconsin Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2032	5,100	5,489,830
				42,721,236

Wyoming–0.08%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB(c)(g)	5.00%	01/01/2027	1,500	1,847,500
TOTAL INVESTMENTS IN SECURITIES(o)-104.98% (Cost $2,315,447,013)				2,471,842,683
FLOATING RATE NOTE OBLIGATIONS-(1.73)% Notes with interest and fee rates ranging from 0.57% to 0.64% at 08/31/2021 and contractual maturities of collateral ranging from 09/01/2022 to 06/01/2032 (See Note 1J)(p)				(40,790,000)
OTHER ASSETS LESS LIABILITIES-(3.25)%				(76,501,804)
NET ASSETS-100.00%				$2,354,550,879

Investment Abbreviations:

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BAM	- Build America Mutual Assurance Co.
CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
Ctfs.	- Certificates
FNMA	- Federal National Mortgage Association
GNMA	- Government National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
INS	- Insurer
LIBOR	- London Interbank Offered Rate
LOC	- Letter of Credit
NATL	- National Public Finance Guarantee Corp.
PCR	- Pollution Control Revenue Bonds
RB	- Revenue Bonds
Ref.	- Refunding
RN	- Revenue Notes
SGI	- Syncora Guarantee, Inc.
SIFMA	- Securities Industry and Financial Markets Association
USD	- U.S. Dollar
VRD	- Variable Rate Demand
Wts.	- Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33 Invesco Intermediate Term Municipal Income Fund

Notes to Schedule of Investments:

(a)	Security subject to the alternative minimum tax.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2021.
(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2021 was $159,237,549, which represented 6.76% of the Fund’s Net Assets.

(f)	Restricted security. The aggregate value of these securities at August 31, 2021 was $10,387,907, which represented less than 1% of the Fund’s Net Assets.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2021.

(i)	Zero coupon bond issued at a discount.
(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(k)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2021 was $19,378,784, which represented less than 1% of the Fund’s Net Assets.

(l)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1J.
(m)	Security subject to crossover refunding.
(n)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $15,800,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(o)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(p)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2021. At August 31, 2021, the Fund’s investments with a value of $68,904,485 are held by TOB Trusts and serve as collateral for the $40,790,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2021

Revenue Bonds	78.3%
General Obligation Bonds	10.3
Other	8.6
Pre-Refunded Bonds	2.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34 Invesco Intermediate Term Municipal Income Fund

Statement of Assets and Liabilities

August 31, 2021

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $2,315,447,013)	$2,471,842,683

Receivable for:
Investments sold	2,599,962

Fund shares sold	4,167,786

Interest	22,469,441

Investment for trustee deferred compensation and retirement plans	113,243

Other assets	414,756

Total assets	2,501,607,871

Liabilities:
Floating rate note obligations	40,790,000

Payable for:
Investments purchased	63,025,083

Dividends	1,363,288

Fund shares reacquired	1,880,169

Amount due custodian	38,889,811

Accrued fees to affiliates	799,626

Accrued interest expense	24,629

Accrued trustees’ and officers’ fees and benefits	2,216

Accrued other operating expenses	150,242

Trustee deferred compensation and retirement plans	131,928

Total liabilities	147,056,992

Net assets applicable to shares outstanding	$2,354,550,879

Net assets consist of:
Shares of beneficial interest	$2,247,085,400

Distributable earnings	107,465,479

$2,354,550,879

Net Assets:
Class A	$1,577,791,519

Class C	$104,883,339

Class Y	$667,229,990

Class R6	$4,646,031

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	135,970,691

Class C	9,062,643

Class Y	57,538,152

Class R6	400,733

Class A:
Net asset value per share	$11.60

Maximum offering price per share (Net asset value of $11.60 ÷ 97.50%)	$11.90

Class C:
Net asset value and offering price per share	$11.57

Class Y:
Net asset value and offering price per share	$11.60

Class R6:
Net asset value and offering price per share	$11.59

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35 Invesco Intermediate Term Municipal Income Fund

Statement of Operations

For the six months ended August 31, 2021

(Unaudited)

Investment income:

Interest	$34,074,649

Expenses:
Advisory fees	4,420,917

Administrative services fees	154,360

Custodian fees	1,460

Distribution fees:
Class A	1,885,544

Class C	560,285

Interest, facilities and maintenance fees	615,434

Transfer agent fees – A, C and Y	826,016

Trustees’ and officers’ fees and benefits	22,562

Registration and filing fees	90,100

Reports to shareholders	42,430

Professional services fees	46,657

Other	23,908

Total expenses	8,689,673

Less: Expense offset arrangement(s)	(169)

Net expenses	8,689,504

Net investment income	25,385,145

Realized and unrealized gain from:
Net realized gain from unaffiliated investment securities	293,547

Change in net unrealized appreciation of unaffiliated investment securities	37,334,747

Net realized and unrealized gain	37,628,294

Net increase in net assets resulting from operations	$63,013,439

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36 Invesco Intermediate Term Municipal Income Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2021 and the year ended February 28, 2021

(Unaudited)

	August 31,	February 28,
	2021	2021

Operations:
Net investment income	$25,385,145	$49,455,368

Net realized gain (loss)	293,547	(15,943,335)

Change in net unrealized appreciation (depreciation)	37,334,747	(12,140,152)

Net increase in net assets resulting from operations	63,013,439	21,371,881

Distributions to shareholders from distributable earnings:
Class A	(17,912,321)	(32,049,148)

Class C	(921,820)	(2,490,848)

Class Y	(8,144,044)	(13,908,186)

Class R6	(58,289)	(128,273)

Total distributions from distributable earnings	(27,036,474)	(48,576,455)

Share transactions–net:
Class A	142,329,814	311,226,262

Class C	(12,852,891)	(27,214,371)

Class Y	88,533,481	87,033,562

Class R6	(243,807)	630,313

Net increase in net assets resulting from share transactions	217,766,597	371,675,766

Net increase in net assets	253,743,562	344,471,192

Net assets:
Beginning of period	2,100,807,317	1,756,336,125

End of period	$2,354,550,879	$2,100,807,317

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37 Invesco Intermediate Term Municipal Income Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 08/31/21	$11.41	$0.13	$0.20	$0.33	$(0.14)	$11.60	2.89%	$1,577,792	0.80	%(d)	0.80	%(d)	0.75	%(d)	2.23	%(d)	4%
Year ended 02/28/21	11.66	0.29	(0.25)	0.04	(0.29)	11.41	0.39	1,411,258	0.82		0.82		0.79		2.62		26
Year ended 02/29/20	11.02	0.29	0.66	0.95	(0.31)	11.66	8.75	1,114,423	0.89		0.89		0.84		2.56		11
Year ended 02/28/19	10.99	0.31	0.03	0.34	(0.31)	11.02	3.19	848,116	0.88		0.91		0.84		2.85		27
Year ended 02/28/18	10.97	0.31	0.02	0.33	(0.31)	10.99	3.03	766,748	0.87		0.91		0.84		2.79		16
Year ended 02/28/17	11.29	0.30	(0.33)	(0.03)	(0.29)	10.97	(0.30)	701,376	0.85		0.90		0.82		2.71		20
Class C
Six months ended 08/31/21	11.38	0.09	0.20	0.29	(0.10)	11.57	2.51	104,883	1.55	(d)	1.55	(d)	1.50	(d)	1.48	(d)	4
Year ended 02/28/21	11.62	0.21	(0.25)	(0.04)	(0.20)	11.38	(0.27)	115,826	1.57		1.57		1.54		1.87		26
Year ended 02/29/20	10.99	0.20	0.66	0.86	(0.23)	11.62	7.87	145,443	1.64		1.64		1.59		1.81		11
Year ended 02/28/19	10.96	0.23	0.03	0.26	(0.23)	10.99	2.42	106,166	1.63		1.66		1.59		2.10		27
Year ended 02/28/18	10.94	0.23	0.02	0.25	(0.23)	10.96	2.26	236,475	1.62		1.66		1.59		2.04		16
Year ended 02/28/17	11.26	0.22	(0.34)	(0.12)	(0.20)	10.94	(1.06)	234,811	1.60		1.65		1.57		1.96		20
Class Y
Six months ended 08/31/21	11.40	0.14	0.21	0.35	(0.15)	11.60	3.11	667,230	0.55	(d)	0.55	(d)	0.50	(d)	2.48	(d)	4
Year ended 02/28/21	11.65	0.32	(0.25)	0.07	(0.32)	11.40	0.64	568,900	0.57		0.57		0.54		2.87		26
Year ended 02/29/20	11.02	0.32	0.65	0.97	(0.34)	11.65	8.93	492,202	0.64		0.64		0.59		2.81		11
Year ended 02/28/19	10.98	0.34	0.04	0.38	(0.34)	11.02	3.54	413,274	0.63		0.66		0.59		3.10		27
Year ended 02/28/18	10.96	0.34	0.02	0.36	(0.34)	10.98	3.29	334,820	0.62		0.66		0.59		3.04		16
Year ended 02/28/17	11.28	0.33	(0.33)	0.00	(0.32)	10.96	(0.05)	271,646	0.60		0.65		0.57		2.96		20
Class R6
Six months ended 08/31/21	11.40	0.15	0.20	0.35	(0.16)	11.59	3.06	4,646	0.48	(d)	0.48	(d)	0.43	(d)	2.55	(d)	4
Year ended 02/28/21	11.65	0.33	(0.26)	0.07	(0.32)	11.40	0.72	4,823	0.49		0.49		0.46		2.95		26
Year ended 02/29/20	11.01	0.32	0.66	0.98	(0.34)	11.65	9.03	4,268	0.64		0.64		0.59		2.81		11
Year ended 02/28/19	10.97	0.34	0.04	0.38	(0.34)	11.01	3.54	10	0.63		0.67		0.59		3.10		27
Period ended 02/28/18(e)	10.99	0.31	(0.02)	0.29	(0.31)	10.97	2.65	10	0.62	(d)	0.67	(d)	0.59	(d)	3.04	(d)	16

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended February 28, 2021, the portfolio turnover calculation excludes the value of securities purchased of $201,465,106 in connection with the acquisition of Invesco Oppenheimer Intermediate Term Municipal Fund into the Fund.

(d)	Annualized.
(e)	Commencement date of April 4, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38 Invesco Intermediate Term Municipal Income Fund

Notes to Financial Statements

August 31, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Intermediate Term Municipal Income Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to provide investors with a high level of current income exempt from federal income tax, consistent with preservation of capital.

The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Distributions - Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are

39 Invesco Intermediate Term Municipal Income Fund

generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Interest, Facilities and Maintenance Fees - Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.

H.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Floating Rate Note Obligations - The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB

40 Invesco Intermediate Term Municipal Income Fund

Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

K.

Other Risks - The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

L.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.500%
Next $250 million	0.450%
Next $250 million	0.425%
Over $1 billion	0.3325%

For the six months ended August 31, 2021, the effective advisory fee rate incurred by the Fund was 0.39%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Effective June 1, 2021, the Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to June 1, 2021, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 0.84%, 1.59%, 0.59% and 0.59%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% of Class C

41 Invesco Intermediate Term Municipal Income Fund

average daily net assets. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund.

With respect to Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended August 31, 2021, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2021, IDI advised the Fund that IDI retained $97,756 in front-end sales commissions from the sale of Class A shares and $125,933 and $1,454 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2021, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2021, the Fund engaged in securities purchases of $85,750,513 and securities sales of $10,000,066, which did not result in any net realized gains (losses).

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $169.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances and Borrowings

The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Funds in a committed secured borrowing facility that permits borrowings up to $2.0 billion, collectively by certain Funds, and which will expire on February 24, 2022. The revolving credit and security agreement is secured by the assets of the Fund. At August 31, 2021, the Fund had no borrowings outstanding under this agreement.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2021 were $40,580,000 and 0.58%, respectively.

42 Invesco Intermediate Term Municipal Income Fund

The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2021, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$35,251,361	$13,142,679	$48,394,040

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2021 was $292,301,196 and $76,035,519, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$160,678,728

Aggregate unrealized (depreciation) of investments	(4,569,082)

Net unrealized appreciation of investments	$156,109,646

Cost of investments for tax purposes is $2,315,733,037.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended August 31, 2021(a)		Year ended February 28, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	22,767,494	$263,259,906	45,482,119	$508,722,833

Class C	214,642	2,471,676	2,070,865	22,833,431

Class Y	10,732,727	124,122,228	17,666,392	198,828,911

Class R6	102,548	1,188,914	147,988	1,635,746

Issued as reinvestment of dividends:
Class A	1,104,546	12,776,078	2,018,925	22,685,603

Class C	66,564	767,614	182,033	2,034,599

Class Y	455,143	5,261,429	880,429	9,872,021

Class R6	4,270	49,367	7,373	82,659

Automatic conversion of Class C shares to Class A shares:
Class A	264,036	3,053,300	2,480,312	28,116,390

Class C	(264,723)	(3,053,300)	(2,487,689)	(28,116,390)

Issued in connection with acquisitions:(b)
Class A	-	-	11,982,040	129,527,184

Class C	-	-	2,114,190	22,789,658

Class Y	-	-	5,753,884	62,155,305

Class R6	-	-	2,060	22,245

43 Invesco Intermediate Term Municipal Income Fund

	Summary of Share Activity

	Six months ended August 31, 2021(a)		Year ended February 28, 2021
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(11,832,644)	$(136,759,470)	(33,888,415)	$(377,825,748)

Class C	(1,130,331)	(13,038,881)	(4,215,164)	(46,755,669)

Class Y	(3,535,338)	(40,850,176)	(16,664,875)	(183,822,675)

Class R6	(129,125)	(1,482,088)	(100,849)	(1,110,337)

Net increase in share activity	18,819,809	$217,766,597	33,431,618	$371,675,766

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)

After the close of business on May 15, 2020, the Fund acquired all the net assets of Invesco Oppenheimer Intermediate Term Municipal Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Board of Trustees of the Fund on February 14, 2020. The reorganization was executed in order to reduce overlap and increase efficiencies in the Adviser’s product line. The acquisition was accomplished by a tax-free exchange of 19,852,174 shares of the Fund for 48,992,092 shares outstanding of the Target Fund as of the close of business on May 15, 2020. Shares of the Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, May 15, 2020. The Target Fund’s net assets as of the close of business on May 15, 2020 of $214,494,392, including $4,468,922 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $1,613,231,447 and $1,827,725,839 immediately after the acquisition.

The pro forma results of operations for the year ended February 28, 2021 assuming the reorganization had been completed on March 1, 2020, the beginning of the annual reporting period are as follows:

Net investment income	$50,574,925

Net realized/unrealized gains	(40,632,844)

Change in net assets resulting from operations	$9,942,081

As the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund’s Statement of Operations since May 16, 2020.

44 Invesco Intermediate Term Municipal Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2021 through August 31, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,028.90	$4.09	$1,021.17	$4.08	0.80%
Class C	1,000.00	1,025.10	7.91	1,017.39	7.88	1.55
Class Y	1,000.00	1,031.10	2.82	1,022.43	2.80	0.55
Class R6	1,000.00	1,030.60	2.46	1,022.79	2.45	0.48

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2021 through August 31, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

45 Invesco Intermediate Term Municipal Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Intermediate Term Municipal Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond 2-17 Years Investment Grade Index (Index). The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one year period, the third quintile for the three year period and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board noted that underweight allocation to local general obligation bonds and security selection in certain types of bonds and state domiciled issues negatively affected Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

46                     Invesco Intermediate Term Municipal Income Fund

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the Fund’s contractual management fee schedule was reduced at certain breakpoint levels effective May 2020. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual management fees and total expense ratio were each in the fifth quintile of its expense group and discussed with management reasons for such relative actual management fees and total expenses as well as the levels of the Fund’s breakpoints in light of current assets. The Board also discussed with management the impact that the reduction of the Fund’s contractual management fee schedule effective May 2020 would have had on the Fund’s actual management fees and total expense ratio peer group rankings were such reduction reflected for the reporting period.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board requested and received additional information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

47                     Invesco Intermediate Term Municipal Income Fund

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∎	Fund reports and prospectuses
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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-07890 and 033-66242	Invesco Distributors, Inc.	VK-ITMI-SAR-1

Semiannual Report to Shareholders	August 31, 2021

Invesco Limited Term California Municipal Fund

Nasdaq:

A: OLCAX ∎ C: OLCCX ∎ Y: OLCYX ∎ R6: IORLX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

19	Financial Statements

22	Financial Highlights

23	Notes to Financial Statements

28	Fund Expenses

29	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/21 to 8/31/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	2.67%
Class C Shares	2.30
Class Y Shares	2.80
Class R6 Shares	2.54
Bloomberg 5 Year Municipal Bond Index▼	1.52
U.S. Consumer Price Index∎	4.01

Source(s): ▼RIMES Technologies Corp.; ∎Bloomberg LP

The Bloomberg 5 Year Municipal Bond Index is an unmanaged index of fixed-rate, investment-grade municipal securities with maturities of four to six years.

The U.S. Consumer Price Index is a measure of change in consumer prices as determined by the U.S. Bureau of Labor Statistics.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                     Invesco Limited Term California Municipal Fund

Average Annual Total Returns
As of 8/31/21, including maximum applicable sales charges

Class A Shares
Inception (2/25/04)	3.81%
10 Years	3.35
5 Years	2.87
1 Year	1.14

Class C Shares
Inception (2/25/04)	3.59%
10 Years	2.95
5 Years	2.55
1 Year	2.12

Class Y Shares
Inception (11/29/10)	3.89%
10 Years	3.84
5 Years	3.61
1 Year	4.12

Class R6 Shares
10 Years	3.64%
5 Years	3.45
1 Year	4.20

Effective May 24, 2019, Class A, Class C and Class Y shares of the Oppenheimer Rochester Limited Term California Municipal Fund, (the predecessor fund), were reorganized into Class A, Class C and Class Y shares, respectively, of the Invesco Oppenheimer Rochester® Limited Term California Municipal Fund. The Fund was subsequently renamed the Invesco Limited Term California Municipal Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C and Class Y shares are those for Class A, Class C and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R6 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 2.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC)

for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                     Invesco Limited Term California Municipal Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid

Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4                     Invesco Limited Term California Municipal Fund

Schedule of Investments

August 31, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-95.92%
California-92.09%
ABAG Finance Authority for Nonprofit Corps. (Episcopal Senior Communities); Series 2011, Ref. RB	5.38%	07/01/2024	$2,795	$ 2,807,142
Series 2011, Ref. RB	6.13%	07/01/2026	3,420	3,436,447
Series 2012 B, Ref. RB	5.00%	07/01/2024	250	259,412
Adelanto (City of), CA Improvement Agency; Series 1993 B, Ref. RB (INS - FGIC)(a)	5.50%	12/01/2023	255	257,013
Adelanto (City of), CA Public Financing Authority; Series 1996 B, RB	6.30%	09/01/2028	565	581,731
Adelanto (City of), CA Public Utility Authority; Series 2014 A, RB	5.00%	07/01/2024	2,275	2,282,675
Alameda (County of), CA Corridor Transportation Authority; Series 2013 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2029	1,750	1,921,698
Alameda (County of), CA Redevelopment Successor Agency; Series 2006 A, RB (INS - NATL)(a)	4.38%	08/01/2030	10	10,028
Association of Bay Area Governments (California Redevelopment Agency Pool); Series 1994 A, RB (INS - AGM)(a)	6.00%	12/15/2024	130	132,058
Beaumont (City of), CA Financing Authority; Series 1994 A, RB	7.00%	09/01/2023	40	40,144
Beaumont (City of), CA Financing Authority (Improvement Area No. 17B); Series 2011 A, RB(b)(c)	6.38%	09/01/2021	200	200,000
Beaumont (City of), CA Financing Authority (Improvement Area No. 19A); Series 2015 B, Ref. RB	5.00%	09/01/2025	740	840,679
Beaumont (City of), CA Financing Authority (Improvement Area No. 19C); Series 2013 A, RB(b)(c)	5.00%	09/01/2023	655	717,360
Bell (City of), CA Community Redevelopment Agency; Series 2003, Ref. RB (INS - AGC)(a)	5.63%	10/01/2033	25	25,512
Blythe (City of), CA Financing Authority (City Hall & County Courthouse); Series 1997, RB (INS - NATL)(a)	5.50%	09/01/2027	70	70,941
California (County of), CA Tobacco Securitization Agency; Series 2020 B-1, Ref. RB	4.00%	06/01/2049	650	745,756
California (County of), CA Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 B-1, Ref. RB	5.00%	06/01/2049	10,135	12,611,928
California (State of); Series 1992, GO Bonds (INS - NATL)(a)	6.00%	10/01/2021	30	30,144
Series 1992, GO Bonds	5.50%	10/01/2022	20	20,629
Series 1992, GO Bonds (INS - NATL)(a)	5.00%	11/01/2022	55	55,443
Series 1992, GO Bonds (INS - FGIC)(a)	5.00%	11/01/2022	15	15,121
Series 1993, GO Bonds (INS - NATL)(a)	5.90%	04/01/2023	115	118,864
Series 1993, GO Bonds	5.90%	04/01/2023	730	754,530
Series 1994, GO Bonds	5.75%	03/01/2023	55	56,543
Series 1994, GO Bonds	6.00%	03/01/2024	45	46,318
Series 1994, GO Bonds	6.00%	05/01/2024	5	5,048
Series 1994, GO Bonds (INS - NATL)(a)	6.00%	08/01/2024	70	71,708
Series 1995, GO Bonds (INS - AMBAC)(a)	5.90%	03/01/2025	50	51,438
Series 1996, GO Bonds (INS - FGIC)(a)	5.38%	06/01/2026	110	111,428
Series 1996, GO Bonds (INS - NATL)(a)	5.38%	06/01/2026	15	15,195
Series 1996, Ref. GO Bonds (INS - FGIC)(a)	5.60%	09/01/2021	20	20,000
Series 1996, Ref. GO Bonds	5.63%	09/01/2024	10	10,274
Series 1997, GO Bonds (INS - NATL)(a)	5.63%	10/01/2021	25	25,112
Series 1997, GO Bonds (INS - NATL)(a)	5.00%	10/01/2023	10	10,040
Series 1997, GO Bonds	5.00%	10/01/2023	25	25,100
Series 1997, GO Bonds (INS - NATL)(a)	5.63%	10/01/2023	235	242,555
Series 1997, GO Bonds (INS - NATL)(a)	5.63%	10/01/2026	10	10,320
Series 1997, GO Bonds	5.13%	10/01/2027	20	20,081
Series 2000, GO Bonds	5.63%	05/01/2026	40	40,180
Series 2001, GO Bonds	5.20%	11/01/2031	5	5,020
Series 2002, GO Bonds	5.00%	10/01/2022	5	5,020
Series 2002, GO Bonds (INS - SGI)(a)	5.00%	10/01/2028	5	5,020
Series 2011, GO Bonds(b)(c)	5.25%	09/01/2021	295	295,000
Series 2011, GO Bonds(b)(c)	5.25%	09/14/2021	705	706,212
Series 2011, GO Bonds	5.00%	10/01/2041	1,050	1,054,074
Series 2011, Ref. GO Bonds(b)(c)	5.25%	09/14/2021	4,970	4,978,544
Series 2012, GO Bonds	5.25%	04/01/2035	1,820	1,873,356
Series 2012, GO Bonds	5.00%	09/01/2036	750	785,781
Series 2012, GO Bonds	5.00%	09/01/2042	1,065	1,115,040
Series 2012, Ref. GO Bonds	4.00%	09/01/2028	4,300	4,461,455

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                     Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Series 2013, GO Bonds	5.00%	04/01/2043	$250	$ 268,065
Series 2015 C, Ref. GO Bonds	5.00%	08/01/2031	815	941,728
Series 2016, Ref. GO Bonds(b)(c)	5.00%	09/14/2021	745	746,219
Series 2018, GO Bonds	5.25%	10/01/2039	7,795	9,390,511
Series 2018, Ref. GO Bonds	5.00%	10/01/2029	2,725	2,932,725
Series 2019, Ref. GO Bonds	4.00%	10/01/2039	5,000	6,076,929
Series 2020, Ref. GO Bonds	4.00%	03/01/2036	6,020	7,335,582
Series 2021, GO Bonds	5.00%	12/01/2032	1,500	1,806,017
Series 2021, GO Bonds	5.00%	12/01/2034	1,500	1,802,899
California (State of) Community College Financing Authority (Grossmont-Cuyamaca Community College District, Palomar Community College District & Shasta-Tehama-Trinity Joint Community College District); Series 2001 A, RB (INS - NATL)(a)	5.63%	04/01/2026	680	700,561
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College); Series 2018, RB	5.00%	05/01/2033	600	712,586
California (State of) County Tobacco Securitization Agency; Series 2007 B, RB	5.10%	06/01/2028	245	245,265
Series 2014, Ref. RB	4.00%	06/01/2029	3,360	3,377,742
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	5.88%	06/01/2035	295	295,541
Series 2002, RB	6.00%	06/01/2042	4,735	4,743,684
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.); Series 2002, RB	6.00%	06/01/2035	3,865	3,872,076
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.); Series 2020, Ref. RB	5.00%	06/01/2049	1,200	1,499,752
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	225	225,414
California (State of) Department of Water Resources; Series 2020 BB, Ref. RB	5.00%	12/01/2023	7,500	8,326,904
California (State of) Department of Water Resources (Central Valley); Series 1972, RB	5.25%	07/01/2022	120	120,501
California (State of) Educational Facilities Authority (California College of the Arts); Series 2012, RB(b)(c)	5.00%	06/01/2022	400	414,081
Series 2012, RB(b)	5.00%	06/01/2022	1,135	1,174,955
California (State of) Educational Facilities Authority (Loma Linda University); Series 2017 A, Ref. RB	5.00%	04/01/2030	710	865,345
California (State of) Educational Facilities Authority (Southwestern University); Series 2003, Ref. RB	5.00%	11/01/2023	75	75,250
California (State of) Health Facilities Financing Authority; Series 2014 A, RB	5.00%	10/01/2029	500	571,476
California (State of) Health Facilities Financing Authority (Adventist Health System West); Series 2013 A, RB	4.00%	03/01/2027	2,140	2,258,707
California (State of) Health Facilities Financing Authority (Adventist Health System); Series 2013 A, RB	4.00%	03/01/2043	5,045	5,311,521
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2015, Ref. RB	5.00%	11/15/2032	1,750	2,082,134
California (State of) Health Facilities Financing Authority (Commonspirit Health); Series 2020 A, Ref. RB	4.00%	04/01/2038	3,000	3,588,063
California (State of) Health Facilities Financing Authority (El Camino Hospital);
Series 2015 A, Ref. RB	5.00%	02/01/2032	1,750	2,014,382
Series 2015 A, Ref. RB	5.00%	02/01/2033	3,000	3,451,024
California (State of) Health Facilities Financing Authority (Gateways Hospital and Mental Health Center); Series 2011 B, RB (INS - Cal-Mortgage)(a)	4.30%	12/01/2023	15	15,049
Series 2011 B, RB (INS - Cal-Mortgage)(a)	4.45%	12/01/2024	10	10,033
California (State of) Health Facilities Financing Authority (San Fernando Valley Community Mental Health Center, Inc.); Series 1998 A, RB (INS - NATL)(a)	5.25%	06/01/2023	10	10,029
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2013 A, RB	5.00%	07/01/2027	500	544,727
California (State of) Health Facilities Financing Authority (Stanford Health Care); Series 2017 A, Ref. RB	4.00%	11/15/2040	6,000	6,979,884
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2017 A, Ref. RB	5.00%	11/15/2032	1,800	2,252,441
Series 2017 A, Ref. RB	5.00%	11/15/2033	3,000	3,748,700
Series 2017 A, Ref. RB	5.00%	11/15/2035	1,500	1,870,443
Series 2017 A, Ref. RB	5.00%	11/15/2037	4,490	5,586,402
California (State of) Housing Finance Agency; Series 2019 A-1, RB	4.25%	01/15/2035	4,855	5,985,192
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group); Series 2015 A, Ref. RB	5.00%	11/01/2041	4,500	4,955,530

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                     Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Infrastructure & Economic Development Bank (California Science Center Phase II); Series 2016 A, Ref. RB	5.00%	05/01/2027	$1,505	$ 1,800,845
Series 2016 A, Ref. RB	5.00%	05/01/2028	775	923,797
Series 2016 A, Ref. RB	5.00%	05/01/2029	910	1,082,970
Series 2016 A, Ref. RB	5.00%	05/01/2030	740	878,652
Series 2016 A, Ref. RB	5.00%	05/01/2031	910	1,078,639
California (State of) Infrastructure & Economic Development Bank (Segerstrom Center for the Arts); Series 2016, Ref. RB	5.00%	07/01/2026	5,000	5,945,831
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2036	1,000	1,151,455
California (State of) Municipal Finance Authority (Biola University); Series 2013, RB	5.00%	10/01/2029	335	363,248
Series 2013, RB	5.00%	10/01/2030	465	503,268
California (State of) Municipal Finance Authority (CHF -Riverside II, LLC - UCR North District Phase I Student Housing); Series 2019, RB (INS - BAM)(a)	5.00%	05/15/2040	3,080	3,869,876
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2033	6,385	8,086,336
Series 2018, RB	5.00%	05/15/2037	2,500	3,143,787
California (State of) Municipal Finance Authority (CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Housing); Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2032	2,120	2,702,620
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2033	2,000	2,542,425
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2034	1,260	1,598,137
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2036	1,900	2,403,059
California (State of) Municipal Finance Authority (Community Medical Centers); Series 2017 A, Ref. RB	5.00%	02/01/2028	3,000	3,680,785
Series 2017 A, Ref. RB	5.00%	02/01/2029	3,400	4,164,167
Series 2017 A, Ref. RB	5.00%	02/01/2030	3,500	4,278,248
Series 2017 A, Ref. RB	5.00%	02/01/2031	2,000	2,440,139
Series 2017 A, Ref. RB	5.00%	02/01/2032	1,500	1,826,162
California (State of) Municipal Finance Authority (Eisenhower Medical Centers); Series 2017 A, Ref. RB	5.00%	07/01/2030	2,155	2,632,404
California (State of) Municipal Finance Authority (Emerson College); Series 2011, RB(b)(c)	5.00%	01/01/2022	190	193,063
Series 2011, RB	5.00%	01/01/2028	40	40,581
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(d)	5.00%	12/31/2033	8,385	10,346,844
Series 2018 A, RB(d)	5.00%	12/31/2034	6,500	8,002,521
Series 2018, RB(d)	5.00%	12/31/2035	2,700	3,318,468
California (State of) Municipal Finance Authority (NorthBay Healthcare Group);
Series 2015, RB	5.00%	11/01/2030	440	489,159
Series 2015, RB	5.00%	11/01/2035	1,100	1,215,059
Series 2017 A, RB	5.00%	11/01/2028	1,000	1,181,614
Series 2017 A, RB	5.25%	11/01/2029	750	893,817
California (State of) Municipal Finance Authority (San Bernardino Municipal Water Department Water Facilities); Series 2016, Ref. RB (INS - BAM)(a)	5.00%	08/01/2033	1,580	1,897,402
Series 2016, Ref. RB (INS - BAM)(a)	5.00%	08/01/2035	1,715	2,052,203
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, Ref. RB(d)	4.00%	07/15/2029	1,100	1,284,717
California (State of) Pollution Control Finance Authority; Series 2012, RB(d)(e)	5.00%	07/01/2030	5,000	5,368,761
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds); Series 2017, RB (Acquired 11/07/2018; Cost $1,017,842)(d)(e)(f)(g)	7.00%	07/01/2022	1,000	650,000
Series 2017, RB (Acquired 11/09/2018-02/12/2019; Cost $4,096,042)(d)(e)(f)(g)	7.50%	07/01/2032	4,000	2,600,000
Series 2020, RB (Acquired 10/06/2020; Cost $599,996)(d)(e)(g)	7.50%	07/01/2032	630	590,116
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(e)	5.00%	07/01/2039	1,500	1,836,300
California (State of) Pollution Control Financing Authority (Southern California Water Co.); Series 1996 A, RB (INS - NATL)(a)(d)	5.50%	12/01/2026	1,030	1,032,638
California (State of) Public Finance Authority; Series 2019 A, RB(e)	6.25%	07/01/2054	3,000	3,480,765
Series 2020 A, RB(e)	4.25%	07/01/2030	1,415	1,515,329

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                     Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Public Finance Authority (Enso Village); Series 2021 B-3, RB(e)	2.13%	11/15/2027	$1,000	$ 1,013,333
Series 2021, RB(e)	3.13%	05/15/2029	1,000	1,019,114
California (State of) Public Finance Authority (Enso Village) (Green Bonds); Series 2021, RB(e)	5.00%	11/15/2036	500	598,259
California (State of) Public Finance Authority (Trinity Classical Academy); Series 2019 A, RB(e)	5.00%	07/01/2036	600	648,705
California (State of) Public Works Board; Series 2015 A, RB	5.00%	06/01/2023	1,860	2,017,887
Series 2022 A, Ref. RB	5.00%	08/01/2035	3,540	4,623,964
California (State of) Public Works Board (California Community Colleges); Series 2004 B, RB	5.13%	06/01/2025	15	15,062
Series 2004 B, RB	5.13%	06/01/2029	45	45,184
Series 2005 E, RB (INS - BHAC)(a)	5.00%	10/01/2024	50	50,201
Series 2007 B, RB (INS - NATL)(a)	4.25%	03/01/2026	5	5,016
Series 2007 B, RB (INS - NATL)(a)	5.00%	03/01/2027	50	50,200
California (State of) Public Works Board (Department of Corrections & Rehabilitation); Series 2011 C, RB(b)	5.75%	10/01/2031	2,000	2,008,949
California (State of) Public Works Board (Department of Mental Health); Series 2003 B, RB	5.25%	04/01/2023	10	10,041
California (State of) Public Works Board (Judicial Council of California); Series 2011 D, RB(b)	5.25%	12/01/2026	3,000	3,037,492
Series 2013 A, RB	5.00%	03/01/2026	875	937,818
California (State of) Public Works Board (Trustees of the California State University); Series 2010 B-1, RB(b)(c)	5.13%	09/01/2021	2,000	2,000,000
California (State of) Public Works Board (Various Capital);
Series 2012 A, RB(b)	5.00%	04/01/2026	275	282,786
Series 2012 G, Ref. RB	5.00%	11/01/2030	1,430	1,507,434
California (State of) School Finance Authority (Coastal Academy); Series 2013 A, RB(e)	5.00%	10/01/2022	335	342,754
California (State of) School Finance Authority (Escuela Popular); Series 2017, RB(e)	5.50%	07/01/2027	1,075	1,217,730
California (State of) School Finance Authority (HTH Learning); Series 2017 A, Ref. RB(e)	5.00%	07/01/2032	1,705	2,006,700
California (State of) Statewide Communities Development Authority; Series 2005 D, RB (INS - AGM)(a)	4.25%	10/01/2021	15	15,051
Series 2020 B, RB	4.00%	09/02/2022	75	77,341
Series 2020 B, RB	4.00%	09/02/2023	205	217,218
Series 2020 B, RB	4.00%	09/02/2024	215	233,594
Series 2020 B, RB	4.00%	09/02/2025	225	249,685
Series 2020 B, RB	4.00%	09/02/2026	230	259,958
California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools - 47th and Main); Series 2012 A, RB	5.13%	07/01/2022	80	80,304
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2002-1); Series 2002 1, RB(d)	6.35%	09/01/2021	25	25,000
California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/2034	1,000	1,042,795
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2017 A, Ref. RB	5.00%	04/01/2031	175	214,131
California (State of) Statewide Communities Development Authority (Heritage Park at Cathedral City Apartments); Series 2002 NN-1, RB (INS - AMBAC)(a)(d)	5.20%	06/01/2036	855	857,144
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012 A, RB	5.00%	04/01/2042	235	241,787
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts); Series 2019, RB(e)	5.00%	07/01/2029	900	980,802
California (State of) Statewide Communities Development Authority (Pooled Financing Program); Series 2002 B, RB (INS - AGM)(a)	5.25%	10/01/2027	5	5,021
California (State of) Statewide Communities Development Authority (River Run Senior Apartments - Corona); Series 2003, RB(d)	6.75%	09/01/2037	45	45,082
California (State of) Statewide Communities Development Authority (Statewide Community Infrastructure Program); Series 2015, Ref. RB	5.00%	09/02/2035	3,515	3,951,611

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                     Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Total Road Improvement Program); Series 2012 B, COP(b)(c)	5.25%	06/01/2022	$515	$ 534,487
Series 2012 B, COP(b)(c)	5.25%	06/01/2022	545	565,622
Series 2012 B, COP(b)(c)	5.25%	06/01/2022	490	508,541
Series 2012 B, COP(b)(c)	5.25%	06/01/2022	575	596,757
Series 2012 B, COP(b)(c)	5.25%	06/01/2022	605	627,892
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC); Series 2012, Ref. RB	5.13%	05/15/2031	310	311,190
Series 2012, Ref. RB	5.38%	05/15/2038	1,000	1,003,842
Series 2016, Ref. RB	5.00%	05/15/2030	1,500	1,792,483
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program); Series 2002 A, RB	5.63%	05/01/2029	723	726,298
Series 2002 A, RB	6.00%	05/01/2037	3,395	3,410,496
Series 2002 B, RB	5.63%	05/01/2029	330	331,506
California State University; Series 2019 A, RB	4.00%	11/01/2041	3,480	4,145,929
Calimesa (City of), CA Community Facilities District No. 2018-1 (Summerwind Trails); Series 2020, RB	4.00%	09/01/2037	415	475,340
Carlsbad (City of), CA Housing & Redevelopment Commission; Series 1993, RB (INS - NATL)(a)	5.30%	09/01/2023	10	10,223
Carson (City of), CA (Assessment District No. 92-1); Series 1992, RB	7.38%	09/02/2022	10	10,304
Cathedral (City of), CA Redevelopment Agency Successor Agency; Series 2021 A, Ref. RB (INS - BAM)(a)	4.00%	08/01/2033	1,500	1,802,622
Series 2021 A, Ref. RB (INS - BAM)(a)	4.00%	08/01/2034	1,000	1,199,367
Series 2021 A, Ref. RB (INS - BAM)(a)	4.00%	08/01/2035	200	233,084
Cerritos (City of), CA Public Financing Authority; Series 2002 A, RB (INS - AMBAC)(a)	4.55%	11/01/2024	5	5,015
Cerritos Community College District (Election of 2018); Series 2019 A, GO Bonds	4.00%	06/01/2043	5,000	5,842,717
Chino (City of), CA Public Financing Authority; Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2028	1,230	1,443,278
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2029	1,280	1,501,948
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2030	900	1,056,057
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2031	950	1,113,494
Cloverdale Unified School District; Series 2019 A, GO Bonds	5.25%	08/01/2044	3,500	4,382,825
Colton (City of), CA Public Financing Authority; Series 2007 A, RB (INS - AMBAC)(a)	4.70%	04/01/2032	15	15,043
Compton (City of), CA; Series 1998, Ref. RB (INS - NATL)(a)	5.38%	09/01/2023	120	120,546
Compton Community College District; Series 2012, Ref. GO Bonds	5.00%	07/01/2023	1,310	1,362,410
Coronado Community Development Agency Successor Agency; Series 2018 A, Ref. RB	5.00%	09/01/2033	2,625	3,029,852
Cudahy (City of), CA Community Development Commission Successor Agency (City-Wide Redevelopment); Series 2011 A, RB(b)	7.25%	10/01/2021	130	130,741
Series 2011 A, RB(b)(c)	7.75%	10/01/2021	315	316,922
Series 2011 B, RB(b)	7.00%	10/01/2021	185	186,017
Cypress (City of), CA (Cypress Business and Professional Center Assessment District); Series 1998, RB	5.70%	09/02/2022	5	5,014
Delano Joint Union High School District; Series 2003 A, Ref. GO Bonds (INS - NATL)(a)	5.10%	02/01/2023	975	1,040,075
Desert Hot Springs (City of), CA Redevelopment Agency Successor Agency; Series 2017, Ref. RB (INS - BAM)(a)	5.00%	09/01/2030	1,215	1,486,271
Dinuba (City of), CA Redevelopment Agency; Series 2011 A, Ref. RB(b)(c)	5.75%	09/01/2021	150	150,000
Dixon (City of), CA; Series 2019, RB	5.00%	09/01/2049	2,400	2,826,017
Downey (City of), CA Community Development Commission; Series 1997, Ref. RB (INS - NATL)(a)	5.13%	08/01/2028	45	45,695
East Bay Municipal Utility District Water System Revenue; Series 2015 A, Ref. RB	4.00%	06/01/2033	2,060	2,326,627
East Bay Municipal Utility District Water System Revenue (Green Bonds); Series 2019 A, RB	5.00%	06/01/2023	2,390	2,593,757
El Dorado (County of), CA (Community Facilities District No. 1992-1 - El Dorado Hills Development); Series 2012, Ref. RB	5.00%	09/01/2026	620	650,347
Series 2012, Ref. RB	5.00%	09/01/2027	790	828,260
El Monte Union High School District; Series 2019 A, GO Bonds	4.00%	06/01/2037	1,440	1,664,277
Eureka (City of), CA Public Financing Authority; Series 2011, RB	5.00%	10/01/2041	3,000	3,010,577
Fontana (City of), CA (Community Facilities District No. 80); Series 2017, RB	5.00%	09/01/2026	290	350,972
Series 2017, RB	5.00%	09/01/2029	175	213,701

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                     Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Fresno (City of), CA Joint Powers Financing Authority (Master Lease); Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	04/01/2030	$675	$ 819,413
Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	04/01/2031	1,000	1,209,658
Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	04/01/2032	500	603,287
Galt (City of), CA Redevelopment Agency; Series 2011, RB	7.38%	09/01/2033	400	400,000
Golden State Tobacco Securitization Corp.; Series 2007 A-2, RB	5.30%	06/01/2037	500	516,987
Series 2017 A-1, Ref. RB	5.00%	06/01/2027	1,850	2,294,928
Series 2017 A-1, Ref. RB	5.00%	06/01/2028	6,560	8,075,495
Series 2017 A-1, Ref. RB	5.00%	06/01/2029	2,090	2,557,289
Granada Sanitary District (2003 Reassessment & Ref.); Series 2003 A, RB	6.13%	09/02/2022	5	5,140
Hawthorne (City of), CA Community Redevelopment Agency Successor Agency (Community Facilities District No. 1999-1); Series 2010, Ref. RB	6.13%	10/01/2025	2,645	2,730,769
Hemet Unified School District; Series 2021, Ref. RB	4.00%	09/01/2026	225	253,834
Series 2021, Ref. RB	4.00%	09/01/2028	255	294,114
Series 2021, Ref. RB	4.00%	09/01/2032	335	387,918
Series 2021, Ref. RB	4.00%	09/01/2035	400	460,167
Series 2021, Ref. RB	4.00%	09/01/2036	200	229,540
Huntington Beach (City of), CA (Community Facilities District No. 2002-1 - Improvement Area A - McDonnell Centre Business Park); Series 2002 A, RB	6.25%	09/01/2027	20	20,494
Huntington Beach (City of), CA (Community Facilities District No. 2003-1 - Huntington Center); Series 2013, Ref. RB	5.25%	09/01/2025	1,055	1,059,058
Series 2013, Ref. RB	5.25%	09/01/2026	1,115	1,119,199
Series 2013, Ref. RB	5.38%	09/01/2033	1,200	1,297,836
Huntington Beach (City of), CA Redevelopment Agency; Series 1999, Ref. RB (INS - AGM)(a)	5.00%	08/01/2024	10	10,040
Huntington Park (City of), CA Public Financing Authority; Series 2004 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2022	10	10,039
Imperial (City of), CA Public Financing Authority (Water Facility); Series 2012, RB	5.00%	10/15/2026	2,735	2,882,266
Inland Empire Tobacco Securitization Corp.; Series 2019, Ref. RB	3.68%	06/01/2038	8,670	9,112,433
Irvine (City of), CA; Series 2014, RB	5.00%	09/01/2039	1,000	1,114,813
Irvine (City of), CA (Reassessment District No. 13-1); Series 2012, RB	5.00%	09/02/2025	710	778,235
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 1); Series 2014, RB	5.00%	09/01/2044	500	555,061
Jurupa (City of), CA Community Services District; Series 2013 A, RB	5.00%	09/01/2042	1,000	1,037,071
Jurupa (City of), CA Public Financing Authority; Series 2014 A, Ref. RB	5.00%	09/01/2042	1,000	1,121,676
Jurupa Community Services District;
Series 2021 A, RB	4.00%	09/01/2031	100	115,895
Series 2021 A, RB	4.00%	09/01/2033	100	115,397
Series 2021 A, RB	4.00%	09/01/2034	165	189,936
Series 2021 A, RB	4.00%	09/01/2036	180	206,509
Series 2021 A, RB	4.00%	09/01/2038	385	439,720
Series 2021 A, RB	4.00%	09/01/2039	135	153,901
Series 2021 A, RB	4.00%	09/01/2040	140	159,608
La Canada Unified School District; Series 2020 B, GO Bonds	4.00%	08/01/2037	1,000	1,180,279
La Mesa (City of), CA (Assessment District No. 98-1); Series 1998, RB	5.75%	09/02/2023	15	15,359
Livermore-Amador Valley Water Management Agency; Series 2011, Ref. RB(b)(c)	5.00%	09/24/2021	5,660	5,676,798
Lodi (City of), CA Public Financing Authority; Series 2012, Ref. RB	5.25%	10/01/2026	2,000	2,055,772
Lodi Unified School District; Series 2017, GO Bonds	4.00%	08/01/2041	3,740	4,335,956
Long Beach (City of), CA; Series 2015, RB	5.00%	05/15/2027	850	967,910
Long Beach (City of), CA (Community Facilities District No. 6); Series 2002, RB	6.25%	10/01/2026	30	30,108
Long Beach (City of), CA Bond Finance Authority; Series 2007 A, RB	5.25%	11/15/2023	1,435	1,590,316
Series 2007 A, RB	5.50%	11/15/2037	100	150,212
Long Beach Unified School District (Election of 2008); Series 2009, GO Bonds	5.75%	08/01/2033	30	30,136
Los Angeles (City of), CA; Series 2012 B, Ref. RB	5.00%	06/01/2024	1,575	1,632,920
Series 2012 B, Ref. RB	5.00%	06/01/2029	595	616,102
Series 2012 C, Ref. RB	5.00%	06/01/2025	1,440	1,491,956
Series 2013 A, Ref. RB	5.00%	06/01/2027	1,400	1,519,356

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                     Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Los Angeles (City of), CA (FHA Insured Mortgage Loans - Section 8 Assisted); Series 1993 1, Ref. RB (INS - NATL)(a)	6.50%	07/01/2022	$5	$ 5,024
Series 1993 II-A, Ref. RB (INS - NATL)(a)	5.35%	07/01/2022	5	5,019
Los Angeles (City of), CA Community Facilities District No. 3 (Cascades Business Park); Series 1997, RB	6.40%	09/01/2022	10	10,195
Los Angeles (City of), CA Department of Airports; Series 2018 B, Ref. RB(d)	5.00%	05/15/2034	1,000	1,253,353
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2013 A, RB(d)	5.00%	05/15/2033	3,500	3,770,257
Series 2018 A, RB(d)	5.25%	05/15/2038	3,565	4,499,688
Series 2018 D, Ref. RB(d)	5.00%	05/15/2030	9,000	11,572,549
Los Angeles (City of), CA Department of Water & Power; Series 2012 A, Ref. RB	5.00%	07/01/2026	895	931,038
Series 2012 B, RB	5.00%	07/01/2043	285	295,939
Series 2012 C, RB	5.00%	07/01/2025	1,965	2,045,134
Series 2018 A, Ref. RB	5.00%	07/01/2038	5,000	6,199,186
Series 2018 D, Ref. RB	5.00%	07/01/2023	1,000	1,089,648
Los Angeles (County of), CA Metropolitan Transportation Authority; Series 2019 C, Ref. RB	5.00%	07/01/2023	1,405	1,530,955
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds); Series 2020 A, RB	4.00%	06/01/2035	1,000	1,236,175
Series 2020 A, RB	4.00%	06/01/2036	1,000	1,232,037
Series 2020 A, RB	4.00%	06/01/2037	3,750	4,606,047
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds); Series 2020 A, RB	5.00%	12/01/2023	1,250	1,387,817
Series 2020 A, RB	4.00%	12/01/2039	3,000	3,635,012
Series 2020 A, RB	4.00%	12/01/2040	4,000	4,820,229
Los Angeles (Port of), LA; Series 2011 B, Ref. RB	5.00%	08/01/2024	250	250,985
Los Angeles Community College District; Series 2016, Ref. GO Bonds	4.00%	08/01/2037	3,000	3,463,517
Los Angeles Unified School District; Series 2020 C, GO Bonds	4.00%	07/01/2039	5,005	6,029,003
Series 2020 C, GO Bonds	4.00%	07/01/2040	6,625	7,962,764
Madera (County of), CA (Valley Children’s Hospital); Series 1995, COP (INS - NATL)(a)	5.75%	03/15/2028	455	490,201
Series 1998, COP (INS - NATL)(a)	5.00%	03/15/2023	430	433,727
Madera (County of), CA Board of Education; Series 2011, Ref. COP(b)(c)	6.13%	10/01/2021	325	326,560
Manteca Unified School District (Community Facilities District No. 1989-2); Series 2013 F, RB (INS - AGM)(a)	5.00%	09/01/2027	1,285	1,405,471
Marina (City of), CA Redevelopment Agency Successor Agency; Series 2018 A, RB	5.00%	09/01/2033	340	394,595
Series 2018 B, RB	5.00%	09/01/2033	250	290,143
Maywood (City of), CA Public Financing Authority (Infrastructure Refinancing); Series 2008 A, Ref. RB	7.00%	09/01/2028	20	20,022
Modesto (City of), CA (Golf Course); Series 1993 B, COP (INS - NATL)(a)	5.00%	11/01/2023	185	189,437
Monrovia (City of), CA Redevelopment Agency Successor Agency (Central Redevelopment - Project Area No. 1); Series 2013, Ref. RB	5.00%	08/01/2026	1,000	1,042,008
Mountain House Public Financing Authority (Green Bonds); Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2036	310	374,366
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2037	495	595,874
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2038	555	665,307
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2039	470	561,881
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2040	600	712,262
Series 2020 B, RB (INS - BAM)(a)	4.00%	12/01/2035	1,000	1,212,295
Mountain View (City of), CA; Series 2004 A, RB (INS - NATL)(a)	4.50%	06/01/2026	10	10,035
M-S-R Public Power Agency; Series 1991 E, RB(b)	6.00%	07/01/2022	15	15,727
Municipal Improvement Corp. of Los Angeles; Series 2020 B, RB	5.00%	11/01/2040	1,985	2,574,815
Napa Valley Unified School District; Series 2019 C, GO Bonds (INS - AGM)(a)	4.00%	08/01/2040	3,500	4,019,502
Natomas Unified School District; Series 2014, Ref. GO Bonds (INS - BAM)(a)	5.00%	08/01/2026	760	828,423
Northern California Energy Authority; Series 2018 A, RB(c)	4.00%	07/01/2024	5,000	5,484,376
Northern California Tobacco Securitization Authority; Series 2021 B1, Ref. RB	4.00%	06/01/2049	1,750	2,076,578
Northern Inyo (County of), CA Local Hospital District; Series 2010, RB	6.38%	12/01/2025	835	837,506
Oakland (Port of), CA; Series 2012 P, Ref. RB(d)	5.00%	05/01/2033	1,000	1,032,032
Oakland Unified School District; Series 2015 A, GO Bonds	5.00%	08/01/2035	1,000	1,173,180

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                     Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Oakland Unified School District (County of Alameda); Series 2016, Ref. GO Bonds (INS - BAM)(a)	5.00%	08/01/2030	$5,000	$ 6,055,780
Oakland Unified School District (Election of 2006); Series 2012 A, GO Bonds	5.00%	08/01/2022	225	234,860
Oceanside (City of), CA (Community Facilities District No. 200-1 - Ocean Ranch Corporate Centre); Series 2013 A, Ref. RB	5.00%	09/01/2026	685	743,744
Series 2013 A, Ref. RB	5.00%	09/01/2027	745	806,735
Series 2013 A, Ref. RB	5.00%	09/01/2028	805	868,710
Orange (City of), CA (Community Facilities District No. 91-2 - Serrano Heights Public Improvements); Series 2013, Ref. RB	5.00%	10/01/2028	1,495	1,570,051
Orange County Water District; Series 2019 A, COP	2.00%	08/15/2023	2,250	2,311,667
Oxnard (City of), CA Financing Authority; Series 2014, Ref. RB (INS - AGM)(a)	5.00%	06/01/2029	2,000	2,245,380
Palm Desert (City of), CA; Series 2021 A, Ref. RB	3.00%	09/01/2022	250	255,481
Series 2021 A, Ref. RB	3.00%	09/01/2023	270	280,745
Series 2021 A, Ref. RB	3.00%	09/01/2024	280	295,365
Series 2021 A, Ref. RB	4.00%	09/01/2025	290	320,009
Palo Alto (City of), CA; Series 1999 A, Ref. RB (INS - AMBAC)(a)	5.25%	06/01/2024	15	15,191
Palomar Health; Series 2016, Ref. RB	5.00%	11/01/2031	1,625	1,924,536
Perris Elementary School District (Election of 2014); Series 2014 A, GO Bonds (INS - BAM)(a)	6.00%	08/01/2027	185	214,703
Series 2014 A, GO Bonds (INS - BAM)(a)	6.00%	08/01/2028	205	237,785
Perris Union High School District; Series 2019 A, GO Bonds (INS - AGM)(a)	4.00%	09/01/2040	2,000	2,403,048
Poway Unified School District Public Financing Authority; Series 2013, RB	5.00%	09/15/2025	845	926,186
Series 2013, RB	5.00%	09/15/2029	1,175	1,285,871
Rancho California Water District Financing Authority; Series 2019 A, Ref. RB	4.00%	08/01/2039	3,200	3,887,718
Rancho Cucamonga (City of), CA (Community Facilities District No. 2003-01 - Improvement Area No. 1); Series 2013, Ref. RB	5.75%	09/01/2028	1,800	1,807,490
Rancho Mirage (City of), CA (Reassessment District No. R22-85); Series 2002, Ref. RB	5.75%	09/02/2022	5	5,102
Series 2002, Ref. RB	5.75%	09/02/2026	20	20,377
Rancho Mirage (City of), CA (Reassessment District No. R25-90); Series 1998, Ref. RB	5.50%	09/02/2024	5	5,078
Redlands (City of), CA (Community Facilities District No. 2003-1 - Redlands Business Center); Series 2004, RB	5.85%	09/01/2033	10	10,166
Redwood City (City of), CA (Community Facilities District No. 99-1); Series 2012, Ref. RB	5.00%	09/01/2029	690	716,892
Richmond (City of), CA Joint Powers Financing Authority; Series 2016, RB	5.50%	11/01/2029	6,530	7,752,276
Riverside (City of), CA (Riverwalk Auto Center Assessment District); Series 2012, Ref. RB	5.00%	09/02/2023	315	322,354
Series 2012, Ref. RB	5.00%	09/02/2024	335	342,684
Riverside (City of), CA (Riverwalk Business Center Assessment District); Series 2004, RB	6.25%	09/02/2029	200	205,888
Riverside (City of), CA Public Financing Authority; Series 2012 A, Ref. RB	5.00%	11/01/2027	1,640	1,730,786
Series 2012 A, Ref. RB	5.00%	11/01/2028	1,155	1,218,101
Riverside (County of), CA (Community Facilities District No. 04-2); Series 2012, Ref. RB	5.00%	09/01/2028	450	469,941
Riverside (County of), CA Community Facilities Districts (Scott Road); Series 2013, RB	5.00%	09/01/2042	3,000	3,111,212
Riverside Unified School District; Series 2020, RB	4.00%	09/01/2034	500	574,321
Series 2020, RB	4.00%	09/01/2037	500	571,157
Series 2020, RB	4.00%	09/01/2040	350	398,162
Series 2021, RB	4.00%	09/01/2035	295	335,508
Series 2021, RB	4.00%	09/01/2036	305	346,353
Series 2021, RB	4.00%	09/01/2037	320	362,598
Series 2021, RB	4.00%	09/01/2038	330	373,266
Series 2021, RB	4.00%	09/01/2039	345	389,299
Series 2021, RB	4.00%	09/01/2040	190	213,715
Romoland School District Community Facilities No. 2004-1; Series 2013, RB	5.00%	09/01/2025	365	398,267
Series 2013, RB	5.00%	09/01/2026	440	479,113
Series 2013, RB	5.00%	09/01/2027	405	439,404
Series 2013, RB	5.00%	09/01/2028	500	541,127

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                     Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Roseville (City of), CA (Villages at Sierra Vista Community Facilities District No. 1 - Public Facilities); Series 2020, RB	4.00%	09/01/2033	$235	$ 267,840
Series 2020, RB	4.00%	09/01/2035	275	312,257
Series 2020, RB	4.00%	09/01/2037	320	361,818
Roseville (City of), CA Natural Gas Financing Authority; Series 2007, RB	5.00%	02/15/2023	80	85,453
Series 2007, RB	5.00%	02/15/2024	265	294,997
Series 2007, RB	5.00%	02/15/2025	100	115,260
Sacramento (City of), CA (2019 Sacramento Tourism Infrastructure District - Convention Center Ballroom); Series 2019, RB	4.00%	06/01/2034	1,265	1,464,952
Series 2019, RB	4.00%	06/01/2037	1,760	2,022,571
Sacramento (City of), CA Financing Authority; Series 1999 A, RB	6.25%	09/01/2023	125	125,000
Series 2013 A, Ref. RB	5.00%	09/01/2024	1,840	1,966,919
Series 2013 A, Ref. RB	5.00%	09/01/2025	850	908,233
Series 2013 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2026	785	838,658
Series 2013 A, Ref. RB	5.00%	09/01/2027	455	485,817
Sacramento (City of), CA Municipal Utility District; Series 2012 Y, Ref. RB	5.00%	08/15/2026	660	690,671
Series 2015, Ref. RB	5.00%	07/01/2030	1,235	1,446,378
Sacramento (City of), CA Suburban Water District; Series 2012 A, Ref. RB	4.00%	11/01/2027	120	125,228
Sacramento (County of), CA; Series 1991 A, RB(b)(d)	7.25%	10/01/2023	1,730	1,845,639
Series 2018 C, Ref. RB(d)	5.00%	07/01/2037	2,200	2,714,462
Series 2018 C, Ref. RB(d)	5.00%	07/01/2038	3,800	4,684,992
Sacramento (County of), CA (Juvenile Courthouse); Series 2003, COP (INS - AMBAC)(a)	5.00%	12/01/2021	795	797,959
Series 2003, COP (INS - AMBAC)(a)	5.00%	12/01/2022	555	557,040
Series 2003, COP (INS - AMBAC)(a)	5.00%	12/01/2023	430	431,530
Sacramento (County of), CA Housing Authority; Series 2002 C, RB (INS - AMBAC)(a)(d)	5.25%	06/01/2027	270	270,443
Sacramento (County of), CA Public Financing Authority; Series 2003 A, RB (INS - NATL)(a)	5.00%	12/01/2022	5	5,017
Series 2003 A, RB (INS - NATL)(a)	5.13%	12/01/2028	15	15,051
Salinas (City of), CA Redevelopment Agency; Series 1996 A, RB (INS - AGM)(a)	5.50%	11/01/2023	50	50,209
San Bernardino (City of), CA Joint Powers Financing Authority; Series 1999, Ref. COP (INS - NATL)(a)	5.50%	09/01/2024	190	190,827
Series 2005 A, Ref. RB (INS - AGM)(a)	5.75%	10/01/2023	180	200,340
San Bernardino (City of), CA Redevelopment Agency Successor Agency; Series 1995, RB(d)	7.88%	07/01/2025	15	15,279
San Bernardino (County of), CA Redevelopment Agency Successor Agency (San Sevaine Redevelopment); Series 2016 B, Ref. RB (INS - AGM)(a)	5.00%	09/01/2028	285	330,553
San Bernardino Joint Powers Financing Authority; Series 2005 B, Ref. RB (INS - AGM)(a)	5.75%	10/01/2022	50	52,841
Series 2005 B, Ref. RB (INS - AGM)(a)	5.75%	10/01/2023	70	77,910
San Buenaventura (City of), CA (Community Memorial Health System); Series 2011, RB(b)(c)	6.50%	12/01/2021	2,500	2,538,771
Series 2011, RB(b)(c)	7.50%	12/01/2021	1,000	1,017,952
San Clemente (City of), CA; Series 2021, Ref. RB	4.00%	09/01/2026	100	113,489
Series 2021, Ref. RB	4.00%	09/01/2027	100	114,356
Series 2021, Ref. RB	4.00%	09/01/2028	100	115,625
Series 2021, Ref. RB	4.00%	09/01/2029	100	116,555
Series 2021, Ref. RB	4.00%	09/01/2030	100	118,125

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                     Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Diego (City of), CA (Assessment District No. 4096); Series 2013, Ref. RB	5.00%	09/02/2021	$165	$ 165,000
Series 2013, Ref. RB	5.00%	09/02/2022	165	168,327
Series 2013, Ref. RB	5.00%	09/02/2023	175	178,471
Series 2013, Ref. RB	5.00%	09/02/2024	185	188,603
Series 2013, Ref. RB	5.00%	09/02/2025	190	193,479
Series 2013, Ref. RB	5.13%	09/02/2026	205	208,801
Series 2013, Ref. RB	5.13%	09/02/2027	215	218,847
Series 2013, Ref. RB	5.25%	09/02/2028	225	229,007
Series 2013, Ref. RB	5.38%	09/02/2029	240	244,274
Series 2013, Ref. RB	5.38%	09/02/2030	250	254,418
Series 2013, Ref. RB	5.50%	09/02/2031	260	264,609
Series 2013, Ref. RB	5.50%	09/02/2032	280	284,916
San Diego (City of), CA Community Facilities District No. 3; Series 2013, Ref. RB	5.00%	09/01/2025	545	593,414
Series 2013, Ref. RB	5.00%	09/01/2027	610	660,548
Series 2013, Ref. RB	5.00%	09/01/2028	640	691,447
Series 2013, Ref. RB	5.00%	09/01/2030	720	774,606
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement); Series 2015 A, RB	5.00%	10/15/2033	1,250	1,466,898
Series 2015 A, RB	5.00%	10/15/2034	1,000	1,172,629
San Diego (City of), CA Redevelopment Agency Successor Agency; Series 2003 B, RB	5.25%	09/01/2026	95	95,400
San Diego (County of), CA Regional Airport Authority; Series 2013 B, RB(d)	5.00%	07/01/2026	1,520	1,647,475
Series 2017 B, RB(d)	5.00%	07/01/2037	1,000	1,209,083
Series 2020, Ref. RB	5.00%	07/01/2040	2,000	2,574,063
San Diego (County of), CA Water Authority; Series 1998 A, COP (INS - NATL)(a)	4.75%	05/01/2028	95	95,327
San Diego (County of), CA Water Authority (Green Bonds); Series 2021 B, Ref. RB	4.00%	05/01/2035	4,000	5,051,659
San Francisco (City & County of), CA; Series 2012 D, GO Bonds	5.00%	06/15/2024	1,175	1,220,359
Series 2017 B, COP	4.00%	04/01/2042	2,250	2,503,193
Series 2021 A, COP	4.00%	04/01/2038	5,010	5,975,028
San Francisco (City & County of), CA (Bayshore Hester Assessment District No. 95-1); Series 1996, RB	6.85%	09/02/2026	20	21,047
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport); Series 2013 A, RB(d)	5.50%	05/01/2028	3,330	3,608,349
Series 2018 D, RB(d)	5.25%	05/01/2048	8,000	9,896,717
Series 2019 A, RB(d)	5.00%	05/01/2037	8,000	10,047,404
San Francisco (City & County of), CA Redevelopment Agency Successor Agency; Series 2013 A, Ref. RB	5.00%	08/01/2023	500	521,949
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community
Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 C, RB(h)	0.00%	08/01/2036	1,245	558,953
San Francisco Bay Area Rapid Transit District; Series 2015 D, Ref. GO Bonds	5.00%	08/01/2027	3,085	3,649,566
Series 2019 A, RB	4.00%	07/01/2038	3,390	3,941,370
Series 2019 A, RB	4.00%	07/01/2039	2,075	2,408,105
San Francisco Community College District; Series 2020 A, GO Bonds	4.00%	06/15/2045	3,045	3,587,374
San Jacinto (City of), CA Community Facilities District No. 2002-1; Series 2016, Ref. RB	5.00%	09/01/2026	925	1,120,999
San Jose (City of), CA; Series 2017 A, Ref. RB(d)	5.00%	03/01/2035	500	601,445
Series 2017 A, Ref. RB(d)	5.00%	03/01/2036	1,000	1,201,108
Series 2017 A, Ref. RB(d)	5.00%	03/01/2037	1,250	1,499,151
San Jose (City of), CA (Almaden Senior Housing Apartments); Series 2001 G, RB(c)(d)	5.35%	07/15/2022	200	200,234
San Jose (City of), CA (El Parador Apartments); Series 2000 A, RB(d)	6.10%	01/01/2031	25	25,023
San Jose (City of), CA (Orvieto Family Apartments); Series 2010 B-1, RB	4.75%	08/01/2029	1,855	1,860,262
San Jose Unified School District; Series 2016, Ref. GO Bonds	5.00%	08/01/2032	4,380	5,172,166
San Luis Obispo (County of), CA; Series 2007, COP (INS - AGM)(a)	4.25%	10/15/2026	15	15,045
Santa Barbara (County of), CA; Series 2018 B, COP(d)	5.25%	12/01/2032	9,600	12,164,755
Santa Clara (County of), CA Financing Authority; Series 2018 A, RB	4.00%	04/01/2043	7,000	8,118,560
Series 2019 A, RB	5.00%	05/01/2024	3,560	4,022,660

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                     Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Santa Clara (County of), CA Housing Authority; Series 2001 A, RB(d)	5.85%	08/01/2031	$1,715	$ 1,721,725
Series 2010 A-1, RB (CEP - FHLMC)	4.75%	11/01/2027	1,430	1,431,399
Santa Clarita (City of), CA Community Facilities District No. 2002-1 (Valencia Town Center); Series 2012, Ref. RB	5.00%	11/15/2023	635	668,545
Series 2012, Ref. RB	5.00%	11/15/2024	325	341,965
Series 2012, Ref. RB	5.00%	11/15/2025	925	971,430
Series 2012, Ref. RB	5.00%	11/15/2027	785	821,915
Series 2012, Ref. RB	5.00%	11/15/2028	1,170	1,222,744
Santa Nella (County of), CA Water District; Series 1998, Ref. RB	6.25%	09/02/2028	15	15,038
Saugus Union School District; Series 2013, Ref. RB	5.00%	09/01/2025	710	773,518
Series 2013, Ref. RB	5.00%	09/01/2026	770	836,998
Series 2013, Ref. RB	5.00%	09/01/2027	830	899,815
Series 2013, Ref. RB	5.00%	09/01/2028	895	967,503
Saugus Union School District Financing Authority; Series 2021 A, RB (INS - BAM)(a)	4.00%	09/01/2038	650	754,095
Series 2021 A, RB (INS - BAM)(a)	4.00%	09/01/2041	260	299,699
Selma (City of), CA Redevelopment Agency; Series 2010 A, RB	5.75%	09/01/2024	1,075	1,078,065
Sequoia Healthcare District; Series 1993, RB(b)	5.38%	08/15/2023	5	5,365
Simi Valley (City of), CA Community Development Agency (Merged Tapo Canyon & West End Community Development); Series 2003, Ref. RB (INS - NATL)(a)	5.25%	09/01/2021	25	25,000
Series 2003, Ref. RB (INS - NATL)(a)	5.00%	09/01/2030	25	25,090
Sonora Union High School District; Series 2013 A, GO Bonds (INS - AGM)(a)	5.63%	08/01/2029	1,020	1,121,094
South Pasadena (City of), CA; Series 2016, Ref. RB (INS - BAM)(a)	5.00%	10/01/2036	1,115	1,345,163
South Tahoe Joint Powers Financing Authority; Series 2014, Ref. RB (INS - AGM)(a)	4.00%	10/01/2034	500	543,041
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB	5.00%	06/01/2037	1,170	1,507,979
Series 2019, Ref. RB	5.00%	06/01/2038	2,000	2,571,083
Series 2019, Ref. RB	5.00%	06/01/2039	1,810	2,320,687
Series 2019, Ref. RB	5.00%	06/01/2048	7,335	9,069,273
Stockton Unified School District; Series 2012, Ref. GO Bonds (INS - AGM)(a)	5.00%	07/01/2026	1,115	1,159,801
Sulphur Springs Union School District; Series 2013 A, Ref. RB(b)(c)	4.13%	09/01/2021	20	20,400
Sunnyvale (City of), CA; Series 1998 A, Ref. COP (INS - AMBAC)(a)	5.00%	10/01/2022	10	10,039
Sutter & Butte (Counties of), CA Flood Agency; Series 2013, RB	5.00%	10/01/2025	300	329,368
Series 2013, RB	5.00%	10/01/2026	415	455,443
Series 2013, RB	5.00%	10/01/2027	700	767,910
Series 2013, RB	5.00%	10/01/2028	1,465	1,605,838
Series 2013, RB	5.00%	10/01/2029	1,490	1,631,934
Tejon Ranch Public Facilities Finance Authority (Community Facilities District No. 2000-1 - Tejon
Industrial Complex Public Improvements); Series 2012, Ref. RB	5.25%	09/01/2028	825	860,393
Three Rivers Levee Improvement Authority; Series 2021, Ref. RB	4.00%	09/01/2026	220	248,193
Series 2021, Ref. RB	4.00%	09/01/2028	260	300,438
Series 2021, Ref. RB	4.00%	09/01/2030	300	350,104
Series 2021, Ref. RB	4.00%	09/01/2032	100	116,299
Tracy (City of), CA Community Facilities District No. 93-1 (I-205 Parcel GL-17); Series 1996 A, RB	6.30%	09/01/2026	25	25,626
Series 2002, RB	6.25%	09/01/2032	25	25,090
Transbay Joint Powers Authority (Green Bonds); Series 2020 B, RB	2.40%	10/01/2049	7,270	7,526,403
Truckee (Town of), CA Donner Public Utility District (Community Facilities District No. 04-1); Series 2004, RB	5.80%	09/01/2035	30	28,340

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                     Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Tustin (City of), CA Community Facilities District; Series 2013, Ref. RB	5.00%	09/01/2024	$420	$ 459,520
Series 2013, Ref. RB	5.00%	09/01/2025	445	485,838
Series 2013, Ref. RB	5.00%	09/01/2026	470	512,865
Series 2013, Ref. RB	5.00%	09/01/2027	490	533,468
Series 2013, Ref. RB	5.00%	09/01/2028	515	559,077
Twentynine Palms (City of), CA Redevelopment Agency Successor Agency; Series 2011 A-4, RB(b)(c)	7.13%	09/01/2021	125	125,000
University of California; Series 2012 G, RB(b)(c)	5.00%	05/15/2022	30	31,028
Series 2012, RB(b)	5.00%	05/15/2024	1,120	1,158,787
Series 2013 AI, RB	5.00%	05/15/2038	900	972,063
Series 2015 I, Ref. RB	5.00%	05/15/2025	2,935	3,446,044
Series 2015 I, Ref. RB	5.00%	05/15/2028	6,000	7,042,294
University of California (Limited); Series 2012, RB(b)(c)	5.00%	05/15/2022	10	10,343
Series 2012, RB(b)(c)	5.00%	05/15/2022	15	15,514
Series 2012, RB(b)	5.00%	05/15/2026	405	419,026
Series 2012, RB(b)	5.00%	05/15/2027	310	320,736
Vacaville (City of), CA Redevelopment Agency Successor Agency; Series 2000 A, Ref. RB	6.00%	11/01/2024	125	125,795
Vallejo (City of), CA; Series 2003 A, RB	6.00%	09/01/2026	30	30,525
Series 2003 A, RB	6.13%	09/01/2034	30	30,449
Vernon (City of), CA; Series 2012 A, RB	5.13%	08/01/2033	850	878,514
Victorville (City of), CA Redevelopment Agency; Series 2002 A, RB (INS - AGM)(a)	5.13%	12/01/2031	25	25,089
Vista Unified School District; Series 1998, COP (INS - AGM)(a)	5.13%	05/01/2023	5	5,039
Wasco (City of), CA Public Financing Authority; Series 1994, RB	7.50%	09/15/2023	5	5,020
West Hollywood (City of), CA Community Development Department (East Side Redevelopment); Series 2011 A, RB	7.00%	09/01/2026	875	875,000
Series 2011 A, RB	7.25%	09/01/2031	1,000	1,000,000
Western Riverside (County of), CA Water & Wastewater Financing Authority; Series 2013 A-1, Ref. RB	5.00%	09/01/2025	2,335	2,554,201
William S. Hart Union High School District (Community Facilities District No. 2005-1); Series 2013, Ref. RB	5.00%	09/01/2025	835	910,752
Yosemite Community College District; Series 2015, Ref. GO Bonds	5.00%	08/01/2032	3,155	3,720,212
				757,937,173

Guam–0.28%
Guam (Territory of); Series 2021 F, Ref. RB	4.00%	01/01/2036	1,160	1,360,255
Guam (Territory of) Power Authority; Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2021	150	150,563
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2022	155	162,781
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2025	265	278,181
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2026	225	236,070
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2027	155	162,543
				2,350,393

Puerto Rico–3.46%
Children’s Trust Fund; Series 2002, RB	5.38%	05/15/2033	5,359	5,396,679
Series 2002, RB	5.50%	05/15/2039	3,000	3,080,548
Puerto Rico (Commonwealth of); Series 2003 C-7, Ref. GO Bonds (INS - NATL)(a)	6.00%	07/01/2027	370	383,042
Series 2006 A, Ref. GO Bonds(f)	5.00%	07/01/2022	200	186,000
Series 2006 A, Ref. GO Bonds(f)	5.00%	07/01/2049	130	122,362
Series 2007 A, Ref. GO Bonds(f)	5.00%	07/01/2049	1,000	930,000
Series 2009 A, Ref. GO Bonds(f)	5.63%	07/01/2031	560	530,600
Series 2011 E, Ref. GO Bonds(f)	6.00%	07/01/2029	2,000	1,907,500
Series 2011 E, Ref. GO Bonds(f)	5.38%	07/01/2030	100	92,750
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2008 A, RB (INS - AGC)(a)	6.13%	07/01/2024	30	32,553

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                     Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2004 PP, Ref. RB (INS - NATL)(a)	5.00%	07/01/2022	$175	$ 177,720
Series 2004 PP, Ref. RB (INS - NATL)(a)	5.00%	07/01/2025	470	483,396
Series 2005 RR, RB (INS - NATL)(a)	5.00%	07/01/2023	3,690	3,756,906
Series 2005 RR, RB (INS - NATL)(a)	5.00%	07/01/2024	520	532,124
Series 2005 SS, Ref. RB (INS - NATL)(a)	5.00%	07/01/2024	100	102,332
Series 2005 SS, Ref. RB (INS - NATL)(a)	5.00%	07/01/2025	25	25,713
Series 2007 UU, Ref. RB (INS - AGM)(a)	5.00%	07/01/2024	455	462,341
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2003 G, RB (INS - FGIC)(a)(i)	5.00%	07/01/2022	70	66,675
Series 2003, RB (INS - AGC)(a)	5.00%	07/01/2028	175	177,824
Series 2004 J, RB (INS - NATL)(a)	5.00%	07/01/2029	600	617,101
Series 2005 L, Ref. RB (INS - FGIC)(a)(i)	5.25%	07/01/2022	1,000	952,500
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB(d)	6.63%	06/01/2026	2,365	2,447,775
Series 2012, Ref. RB	5.00%	10/01/2021	50	50,164
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University System); Series 2012, Ref. RB	5.00%	04/01/2022	100	101,595
Puerto Rico (Commonwealth of) Municipal Finance Agency; Series 2002 A, RB (INS - AGM)(a)	4.75%	08/01/2022	40	40,441
Puerto Rico Public Finance Corp.; Series 2011 B, RB(f)	6.00%	08/01/2024	600	9,000
Series 2011 B, RB(f)	6.00%	08/01/2025	1,400	21,000
Series 2011 B, RB(f)	6.00%	08/01/2026	3,300	49,500
Series 2011 B, RB(f)	5.50%	08/01/2031	1,750	26,250
Puerto Rico Sales Tax Financing Corp.; Series 2018 A-1, RB	4.50%	07/01/2034	4,057	4,491,706
Series 2018 A-1, RB	4.55%	07/01/2040	4	4,603
Series 2018 A-1, RB(h)	0.00%	07/01/2046	5	1,671
Series 2018 A-1, RB(h)	0.00%	07/01/2051	5	1,215
Series 2018 A-1, RB	4.75%	07/01/2053	4	4,578
Series 2018 A-1, RB	5.00%	07/01/2058	5	5,789
Series 2019 A-2, RB	4.54%	07/01/2053	46	52,027
Series 2019 A-2, RB	4.78%	07/01/2058	620	709,522
University of Puerto Rico; Series 2006 P, Ref. RB (INS - NATL)(a)	5.00%	06/01/2024	100	102,332
Series 2006 P, Ref. RB	5.00%	06/01/2024	315	312,637
				28,448,471

Virgin Islands–0.09%
Virgin Islands (Government of) Public Finance Authority; Series 2006, RB (INS - NATL)(a)	5.00%	10/01/2022	25	25,398
Series 2006, RB (INS - NATL)(a)	5.00%	10/01/2023	300	305,130
Series 2006, RB (INS - NATL)(a)	5.00%	10/01/2024	90	91,536
Series 2006, RB (INS - NATL)(a)	5.00%	10/01/2025	170	172,892
Series 2006, RB (INS - NATL)(a)	5.00%	10/01/2026	125	127,123
				722,079
TOTAL INVESTMENTS IN SECURITIES(j)–95.92% (Cost $762,049,245)				789,458,116
OTHER ASSETS LESS LIABILITIES–4.08%				33,575,488
NET ASSETS–100.00%				$823,033,604

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                     Invesco Limited Term California Municipal Fund

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FGIC	– Financial Guaranty Insurance Company
FHLMC	– Federal Home Loan Mortgage Corp.
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
SGI	– Syncora Guarantee, Inc.

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Security subject to the alternative minimum tax.
(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2021 was $23,868,668, which represented 2.90% of the Fund’s Net Assets.

(f)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2021 was $7,124,962, which represented less than 1% of the Fund’s Net Assets.

(g)	Restricted security. The aggregate value of these securities at August 31, 2021 was $3,840,116, which represented less than 1% of the Fund’s Net Assets.
(h)	Zero coupon bond issued at a discount.
(i)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(j)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent

Build America Mutual Assurance Co.	5.54%

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2021

Revenue Bonds	80.8%
General Obligation Bonds	14.9
Pre-Refunded Bonds	4.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                     Invesco Limited Term California Municipal Fund

Statement of Assets and Liabilities

August 31, 2021

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $762,049,245)	$789,458,116

Cash	25,321,010

Receivable for:
Investments sold	1,940,100

Fund shares sold	3,778,965

Interest	9,684,161

Investments matured, at value (Cost $119,905)	122,010

Investment for trustee deferred compensation and retirement plans	33,255

Other assets	148,579

Total assets	830,486,196

Liabilities:
Payable for:
Investments purchased	6,105,860

Dividends	649,172

Fund shares reacquired	346,502

Accrued fees to affiliates	245,676

Accrued interest expense	5,684

Accrued trustees’ and officers’ fees and benefits	7,915

Accrued other operating expenses	58,528

Trustee deferred compensation and retirement plans	33,255

Total liabilities	7,452,592

Net assets applicable to shares outstanding	$823,033,604

Net assets consist of:
Shares of beneficial interest	$850,048,116

Distributable earnings (loss)	(27,014,512)

$823,033,604

Net Assets:
Class A	$355,825,581

Class C	$42,861,500

Class Y	$416,135,649

Class R6	$8,210,874

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	104,998,590

Class C	12,710,886

Class Y	122,432,124

Class R6	2,425,883

Class A:
Net asset value per share	$3.39

Maximum offering price per share (Net asset value of $3.39 ÷ 97.50%)	$3.48

Class C:
Net asset value and offering price per share	$3.37

Class Y:
Net asset value and offering price per share	$3.40

Class R6:
Net asset value and offering price per share	$3.38

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                     Invesco Limited Term California Municipal Fund

Statement of Operations

For the six months ended August 31, 2021

(Unaudited)

Investment income:
Interest	$10,008,121

Expenses:
Advisory fees	1,577,010

Administrative services fees	53,663

Custodian fees	889

Distribution fees:
Class A	421,311

Class C	225,757

Interest, facilities and maintenance fees	161,331

Transfer agent fees – A, C and Y	259,156

Trustees’ and officers’ fees and benefits	14,204

Registration and filing fees	36,082

Reports to shareholders	14,457

Professional services fees	58,935

Other	8,185

Total expenses	2,830,980

Net investment income	7,177,141

Realized and unrealized gain from:
Net realized gain from unaffiliated investment securities	684,468

Change in net unrealized appreciation of unaffiliated investment securities	11,778,929

Net realized and unrealized gain	12,463,397

Net increase in net assets resulting from operations	$19,640,538

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                     Invesco Limited Term California Municipal Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2021 and the year ended February 28, 2021

(Unaudited)

	August 31,	February 28,
	2021	2021

Operations:
Net investment income	$7,177,141	$15,389,339

Net realized gain	684,468	3,724,612

Change in net unrealized appreciation (depreciation)	11,778,929	(18,644,725)

Net increase in net assets resulting from operations	19,640,538	469,226

Distributions to shareholders from distributable earnings:
Class A	(3,873,477)	(6,654,547)

Class C	(350,037)	(1,051,608)

Class Y	(4,787,631)	(8,053,063)

Class R6	(132,288)	(305,174)

Total distributions from distributable earnings	(9,143,433)	(16,064,392)

Share transactions–net:
Class A	33,259,614	68,792,907

Class C	(4,558,679)	(25,611,681)

Class Y	70,481,768	49,816,520

Class R6	(2,734,731)	1,891,096

Net increase in net assets resulting from share transactions	96,447,972	94,888,842

Net increase in net assets	106,945,077	79,293,676

Net assets:
Beginning of period	716,088,527	636,794,851

End of period	$823,033,604	$716,088,527

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                     Invesco Limited Term California Municipal Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 08/31/21	$3.34	$0.03	$0.06	$0.09	$(0.04)	$3.39	2.67%	$355,826	0.82	%(d)	0.82	%(d)	0.78	%(d)	1.78	%(d)	11%
Year ended 02/28/21	3.42	0.08	(0.08)	0.00	(0.08)	3.34	0.09	317,908	0.85		0.85		0.79		2.35		27
Seven months ended 02/29/20	3.32	0.05	0.10	0.15	(0.05)	3.42	4.51	255,461	0.84	(d)	0.84	(d)	0.78	(d)	2.60	(d)	13
Year ended 07/31/19	3.16	0.09	0.15	0.24	(0.08)	3.32	7.69	220,719	0.94		0.95		0.82		2.75		36
Year ended 07/31/18	3.15	0.09	0.01	0.10	(0.09)	3.16	3.19	182,533	0.98		0.98		0.85		2.79		20
Year ended 07/31/17	3.29	0.10	(0.13)	(0.03)	(0.11)	3.15	(0.81)	239,256	0.91		0.91		0.81		3.25		21
Year ended 07/31/16	3.20	0.11	0.10	0.21	(0.12)	3.29	6.52	253,173	0.95		0.95		0.81		3.54		13
Class C
Six months ended 08/31/21	3.32	0.02	0.06	0.08	(0.03)	3.37	2.30	42,862	1.57	(d)	1.57	(d)	1.53	(d)	1.03	(d)	11
Year ended 02/28/21	3.40	0.05	(0.07)	(0.02)	(0.06)	3.32	(0.65)	46,761	1.60		1.60		1.54		1.60		27
Seven months ended 02/29/20	3.31	0.04	0.08	0.12	(0.03)	3.40	3.76	74,037	1.59	(d)	1.59	(d)	1.53	(d)	1.84	(d)	13
Year ended 07/31/19	3.15	0.06	0.16	0.22	(0.06)	3.31	6.91	76,761	1.70		1.71		1.58		1.99		36
Year ended 07/31/18	3.14	0.06	0.01	0.07	(0.06)	3.15	2.43	94,579	1.73		1.73		1.60		2.03		20
Year ended 07/31/17	3.28	0.08	(0.13)	(0.05)	(0.09)	3.14	(1.56)	122,816	1.67		1.67		1.57		2.50		21
Year ended 07/31/16	3.19	0.09	0.09	0.18	(0.09)	3.28	5.76	137,410	1.70		1.70		1.56		2.79		13
Class Y
Six months ended 08/31/21	3.35	0.03	0.06	0.09	(0.04)	3.40	2.80	416,136	0.57	(d)	0.57	(d)	0.53	(d)	2.03	(d)	11
Year ended 02/28/21	3.43	0.09	(0.08)	0.01	(0.09)	3.35	0.35	340,628	0.60		0.60		0.54		2.60		27
Seven months ended 02/29/20	3.33	0.06	0.09	0.15	(0.05)	3.43	4.64	298,245	0.59	(d)	0.59	(d)	0.53	(d)	2.84	(d)	13
Year ended 07/31/19	3.17	0.10	0.15	0.25	(0.09)	3.33	7.93	251,897	0.70		0.71		0.58		2.99		36
Year ended 07/31/18	3.16	0.09	0.02	0.11	(0.10)	3.17	3.43	180,248	0.73		0.73		0.60		3.03		20
Year ended 07/31/17	3.30	0.11	(0.13)	(0.02)	(0.12)	3.16	(0.57)	192,683	0.67		0.67		0.57		3.43		21
Year ended 07/31/16	3.21	0.12	0.09	0.21	(0.12)	3.30	6.76	146,620	0.71		0.71		0.57		3.78		13
Class R6
Six months ended 08/31/21	3.34	0.04	0.04	0.08	(0.04)	3.38	2.54	8,211	0.50	(d)	0.50	(d)	0.46	(d)	2.10	(d)	11
Year ended 02/28/21	3.41	0.09	(0.07)	0.02	(0.09)	3.34	0.70	10,792	0.53		0.54		0.47		2.67		27
Seven months ended 02/29/20	3.32	0.05	0.09	0.14	(0.05)	3.41	4.38	9,052	0.50	(d)	0.56	(d)	0.50	(d)	2.94	(d)	13
Period ended 07/31/19(e)	3.29	0.02	0.03	0.05	(0.02)	3.32	1.44	166	0.60	(d)	0.65	(d)	0.52	(d)	3.09	(d)	36

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                     Invesco Limited Term California Municipal Fund

Notes to Financial Statements

August 31, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Limited Term California Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek tax-free income.

The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to

23                     Invesco Limited Term California Municipal Fund

shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Interest, Facilities and Maintenance Fees - Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.

H.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Purchased on a When-Issued and Delayed Delivery Basis - The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

K.

Other Risks - The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.

The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.

L.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate

First $ 100 million	0.500%

Next $150 million	0.450%

Next $1.75 billion	0.400%

Over $2 billion	0.390%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended August 31, 2021, the effective advisory fee rate incurred by the Fund was 0.41%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services

24                     Invesco Limited Term California Municipal Fund

to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

Effective June 1, 2021, the Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to June 1, 2021, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extend necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 0.81%, 1.57%, 0.57% and 0.47%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2021, IDI advised the Fund that IDI retained $7,167 in front-end sales commissions from the sale of Class A shares and $16,551 and $2,825 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2021, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5–Cash Balances and Borrowings

The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Funds in a committed secured borrowing facility that permits borrowings up to $1.0 billion, collectively by certain Funds, and which will expire on February 24, 2022. The revolving credit and security agreement is secured by the assets of the Fund.

25                     Invesco Limited Term California Municipal Fund

During the six months ended August 31, 2021, the average daily balance of borrowing under the revolving credit and security agreement was $996,739 with an average interest rate of 0.10%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees. At August 31, 2021, the Fund had no borrowings outstanding under this agreement.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2021, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$17,630,722	$39,416,166	$57,046,888

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2021 was $151,546,063 and $83,089,514, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$36,565,638

Aggregate unrealized (depreciation) of investments	(9,818,184)

Net unrealized appreciation of investments	$26,747,454

Cost of investments for tax purposes is $762,832,672.

NOTE 8–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	August 31, 2021(a)		February 28, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	16,341,185	$55,223,568	31,450,242	$104,839,023

Class C	834,391	2,803,284	2,817,482	9,246,225

Class Y	33,654,964	114,191,097	48,087,172	159,931,411

Class R6	167,358	564,318	1,301,950	4,304,465

Issued as reinvestment of dividends:
Class A	660,679	2,233,349	1,178,208	3,901,379

Class C	69,022	232,115	215,343	706,895

Class Y	847,875	2,874,941	1,494,390	4,962,282

Class R6	35,333	119,268	85,314	282,752

Automatic conversion of Class C shares to Class A shares:
Class A	1,219,859	4,118,786	6,968,014	23,345,715

Class C	(1,226,172)	(4,118,786)	(6,999,030)	(23,345,715)

26                     Invesco Limited Term California Municipal Fund

	Summary of Share Activity

	Six months ended		Year ended
	August 31, 2021(a)		February 28, 2021
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(8,388,172)	$(28,316,089)	(19,201,310)	$(63,293,210)

Class C	(1,033,746)	(3,475,292)	(3,733,413)	(12,219,086)

Class Y	(13,736,201)	(46,584,270)	(34,950,813)	(115,077,173)

Class R6	(1,010,945)	(3,418,317)	(805,119)	(2,696,121)

Net increase in share activity	28,435,430	$96,447,972	27,908,430	$94,888,842

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 70% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

27                     Invesco Limited Term California Municipal Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2021 through August 31, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (03/01/21)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/21)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/21)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,026.70	$4.19	$1,021.07	$4.18	0.82%
Class C	1,000.00	1,023.00	8.01	1,017.29	7.98	1.57
Class Y	1,000.00	1,028.00	2.91	1,022.33	2.91	0.57
Class R6	1,000.00	1,025.40	2.55	1,022.68	2.55	0.50

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2021 through August 31, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

28                     Invesco Limited Term California Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Limited Term California Municipal Fund’s (formerly, Invesco Oppenheimer Rochester® Limited Term California Municipal Fund) (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco

Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Bloomberg Barclays 5 Year Municipal Bond Index (Index). The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other

29                     Invesco Limited Term California Municipal Fund

performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that there were only four funds (including the Fund) in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

30                     Invesco Limited Term California Municipal Fund

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-07890 and 033-66242	Invesco Distributors, Inc.	O-ROLTCAM-SAR-1

Semiannual Report to Shareholders	August 31, 2021

Invesco Limited Term Municipal Income Fund

Nasdaq:
A: ATFAX ∎ A2: AITFX ∎ C: ATFCX ∎ Y: ATFYX ∎ R5: ATFIX ∎ R6: ATFSX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
26	Financial Statements
29	Financial Highlights
30	Notes to Financial Statements
35	Fund Expenses
36	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/21 to 8/31/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	0.81%

Class A2 Shares	0.93

Class C Shares	0.34

Class Y Shares	0.84

Class R5 Shares	0.93

Class R6 Shares	0.96
S&P Municipal Bond Index▼ (Broad Market Index)	2.50
S&P Municipal Bond Investment Grade Short Intermediate Index▼ (Style-Specific Index)	1.15
Lipper Short-Intermediate Municipal Debt Funds Index∎ (Peer Group Index)	1.14

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

 The S&P Municipal Bond Investment Grade Short Intermediate Index is an unmanaged index considered representative of investment-grade US municipal bonds with maturities between one and eight years.

 The Lipper Short-Intermediate Municipal Debt Funds Index is an unmanaged index considered representative of short-intermediate municipal debt funds tracked by Lipper.

 The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                     Invesco Limited Term Municipal Income Fund

Average Annual Total Returns
As of 8/31/21, including maximum applicable sales charges

Class A Shares
Inception (10/31/02)	2.91%
10 Years	2.05
5 Years	1.26
1 Year	-0.95

Class A2 Shares
Inception (5/11/87)	4.56%
10 Years	2.47
5 Years	1.82
1 Year	0.84

Class C Shares
10 Years	1.55%
5 Years	1.01
1 Year	-0.22

Class Y Shares
Inception (10/3/08)	3.61%
10 Years	2.57
5 Years	2.03
1 Year	1.80

Class R5 Shares
Inception (7/30/04)	3.34%
10 Years	2.59
5 Years	2.05
1 Year	1.99

Class R6 Shares
10 Years	2.46%
5 Years	2.06
1 Year	1.95

Class C shares incepted on June 28, 2013. Performance shown prior to that date is that of Class A2 shares at net asset value, restated to reflect the higher 12b-1 fees applicable to Class C shares.

    Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum applicable sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 2.50% sales charge. Class A2 share performance reflects the maximum 1% sales charge. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                     Invesco Limited Term Municipal Income Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid

Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4                     Invesco Limited Term Municipal Income Fund

Schedule of Investments

August 31, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–100.73%
Alabama–1.40%
Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB(a)	4.00%	12/01/2025	$28,000	$ 31,892,678
Selma (City of), AL Industrial Development Board (International Paper Co.); Series 2019, Ref. RB(a)	2.00%	10/01/2024	2,000	2,101,652
Southeast Alabama Gas Supply District (The) (No. 1);
Series 2018 B, RB (67% of 1 mo. USD LIBOR + 0.90%)(a)(b)	0.96%	04/01/2024	8,625	8,708,875
Series 2018 C, RB (SIFMA Municipal Swap Index + 0.65%)(a)(b)	0.67%	04/01/2024	2,875	2,890,388
				45,593,593

Alaska–0.27%
Alaska (State of); Series 2015 B, Ref. GO Bonds	5.00%	08/01/2028	1,000	1,175,734
Alaska (State of) Municipal Bond Bank Authority; Series 2016-3, Ref. RB	5.00%	12/01/2025	4,635	5,518,528
Northern Tobacco Securitization Corp.; Series 2021 B-1, Ref. RB	4.00%	06/01/2050	1,750	2,043,333
				8,737,595

Arizona–3.72%
Arizona (State of);
Series 2019, Ref. RB(c)	5.00%	07/01/2026	10,000	12,161,013
Series 2019, Ref. RB(c)	5.00%	07/01/2027	10,500	13,156,848
Arizona (State of) Health Facilities Authority (Banner Health);
Series 2014 A, RB	4.00%	01/01/2044	5,000	5,395,797
Series 2015 B, VRD RB (LOC - BK Tokyo-Mitsubishi UFJ)(d)(e)	0.01%	01/01/2046	24,550	24,550,000
Series 2015 C, Ref. VRD RB (LOC - Bank Of America, N.A.)(d)(e)	0.01%	01/01/2046	10,250	10,250,000
Arizona (State of) Health Facilities Authority (Phoenix Children’s Hospital); Series 2012, Ref. RB(a)(c)	5.00%	02/01/2022	1,000	1,019,677
Arizona (State of) Industrial Development Authority; Series 2019-2, Class A, Ctfs.	3.63%	05/20/2033	15,504	17,670,866
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community);
Series 2019 A, RB	5.00%	01/01/2023	550	562,410
Series 2019 A, RB	5.00%	01/01/2024	555	574,710
Series 2019 A, RB	5.00%	01/01/2025	605	632,299
Series 2019 A, RB	5.00%	01/01/2026	735	772,874
Series 2019 A, RB	5.00%	01/01/2027	800	843,913
Series 2019 B, RB	5.00%	01/01/2043	2,520	2,526,577
Arizona (State of) Water Infrastructure Finance Authority; Series 2014 A, Ref. RB	5.00%	10/01/2024	5,000	5,734,710
Glendale Municipal Property Corp.; Series 2012 C, Ref. RB	4.00%	07/01/2038	100	103,993
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2016 A, RB(f)	5.00%	02/15/2026	1,150	1,272,379
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group); Series 2017 C, RB(a)	5.00%	10/18/2024	7,500	8,609,926
Maricopa (County of), AZ Special Health Care District;
Series 2018 C, GO Bonds	5.00%	07/01/2024	2,000	2,270,059
Series 2018 C, GO Bonds	5.00%	07/01/2025	2,475	2,916,182
Phoenix (City of), AZ Industrial Development Authority (Rowan University); Series 2012, RB	5.25%	06/01/2034	1,250	1,295,330
Phoenix Civic Improvement Corp.;
Series 2014 B, Ref. RB	5.00%	07/01/2027	2,450	2,774,859
Series 2017 D, Ref. RB	5.00%	07/01/2024	5,080	5,765,949
Pima (County of), AZ Industrial Development Authority (Tuscon Country Day School); Series 2007, Ref. RB	5.00%	06/01/2037	750	750,592
				121,610,963

California–4.67%
Bay Area Toll Authority;
Series 2007 G1, VRD RB (LOC - Bank of America, N.A.)(d)(e)	0.01%	04/01/2047	1,150	1,150,000
Series 2019 B, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(d)(e)	0.01%	04/01/2053	2,900	2,900,000
Cabrillo Unified School District; Series 2015 B, GO Bonds	4.00%	08/01/2044	570	610,214
California (State of);
Series 2004 A-3, VRD GO Bonds(d)	0.01%	05/01/2034	11,050	11,050,000
Series 2013 E, GO Bonds (SIFMA Municipal Swap Index + 0.43%)(a)(b)	0.45%	12/01/2023	7,000	7,017,183
California (State of) Health Facilities Financing Authority; Series 2019, RB	5.00%	11/15/2030	1,100	1,261,785

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                     Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Health Facilities Financing Authority (Providence Health & Services); Series 2014 A, RB	5.00%	10/01/2027	$1,705	$ 1,954,968
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health System); Series 2016 B-2, Ref. RB(a)	4.00%	10/01/2024	5,000	5,592,751
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2013 A, RB	5.00%	07/01/2033	5,000	5,436,649
California (State of) Infrastructure & Economic Development Bank; Series 2019, Ref. RB(a)	1.75%	08/01/2026	5,240	5,482,958
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	4.00%	06/01/2026	1,465	1,584,506
California (State of) Municipal Finance Authority (Humangood Obligation Group);
Series 2019 A, Ref. RB	4.00%	10/01/2028	750	874,229
Series 2019 A, Ref. RB	4.00%	10/01/2029	1,000	1,159,020
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing);
Series 2019, RB (INS - BAM)(g)	5.00%	05/15/2024	350	394,601
Series 2019, RB (INS - BAM)(g)	5.00%	05/15/2025	500	584,033
California (State of) Public Finance Authority (Enso Village) (Green Bonds); Series 2021, RB(f)	2.38%	11/15/2028	1,500	1,523,492
California (State of) Public Finance Authority (Sharp HealthCare); Series 2017 B, VRD RB (LOC - Barclays Bank PLC)(d)(e)	0.01%	08/01/2052	8,280	8,280,000
Golden State Tobacco Securitization Corp.;
Series 2017 A-1, Ref. RB	5.00%	06/01/2024	6,500	7,316,958
Series 2017 A-1, Ref. RB	5.00%	06/01/2025	10,000	11,667,831
Series 2017 A-1, Ref. RB	5.00%	06/01/2028	11,765	14,482,957
Grossmont-Cuyamaca Community College District (Election of 2002); Series 2008 C, GO Bonds (INS - AGC)(g)(h)	0.00%	08/01/2025	3,000	2,923,186
Jurupa (City of), CA Public Financing Authority; Series 2014 A, Ref. RB	5.00%	09/01/2027	750	849,823
Los Angeles (City of), CA Department of Airports; Series 2012 B, RB	5.00%	05/15/2035	10,000	10,342,284
Madera Unified School District; Series 2018, COP (INS - BAM)(g)	5.00%	09/01/2034	500	501,451
Mizuho Floater/Residual Trust; Series 2020, VRD RB(d)(f)	0.27%	10/01/2036	18,674	18,674,000
Rowland Unified School District (Election of 2006); Series 2009 B, GO Bonds(h)	0.00%	08/01/2023	1,300	1,292,564
Sacramento (County of), CA;
Series 2018 B, Ref. RB(c)	5.00%	07/01/2022	750	779,665
Series 2018 B, Ref. RB	5.00%	07/01/2023	1,000	1,088,874
San Diego Association of Governments (Mid-Coast Corridor Transit) (Green Bonds); Series 2019 A, RB	5.00%	11/15/2025	3,000	3,451,612
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2027	1,500	1,864,093
Series 2019, Ref. RB	5.00%	06/01/2028	1,500	1,913,677
Torrance Unified School District (Election of 2008-Measure Z);
Series 2009 B-1, GO Bonds(h)	0.00%	08/01/2022	1,900	1,897,779
Series 2009 B-1, GO Bonds(h)	0.00%	08/01/2023	2,000	1,990,842
Tustin Unified School District (Community Facilities District No. 88-1);
Series 2015, Ref. RB (INS - BAM)(g)	5.00%	09/01/2022	1,500	1,569,861
Series 2015, Ref. RB (INS - BAM)(g)	5.00%	09/01/2023	1,000	1,094,301
Tustin Unified School District (Community Facilities District No. 97-1);
Series 2015 A, Ref. RB	5.00%	09/01/2022	1,000	1,042,672
Series 2015 A, Ref. RB	5.00%	09/01/2023	650	709,654
Series 2015 A, Ref. RB	5.00%	09/01/2024	1,500	1,698,507
University of California;
Series 2013 AI, RB	5.00%	05/15/2038	5,835	6,302,211
Series 2013 AL-2, Ref. VRD RB(d)	0.01%	05/15/2048	1,000	1,000,000
West Contra Costa Unified School District (Election of 2005); Series 2008 B, GO Bonds	6.00%	08/01/2027	1,000	1,305,949
				152,617,140

Colorado–1.43%
Arkansas (State of) River Power Authority;
Series 2006, RB(c)	5.88%	10/01/2021	1,045	1,049,694
Series 2006, RB(c)	5.88%	10/01/2026	3,500	4,063,772
Colorado (State of); Series 2018 A, COP	5.00%	12/15/2023	2,000	2,220,789
Colorado (State of) Health Facilities Authority (Adventhealth Obligated); Series 2019, Ref. RB(a)	5.00%	11/19/2026	8,500	10,466,831
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 B, RB(a)	5.00%	11/20/2025	4,600	5,492,589

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                     Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Colorado (State of) Health Facilities Authority (Commonspirit Health); Series 2019 B-1, Ref. RB(a)	5.00%	08/01/2025	$7,500	$ 8,626,771
Colorado Springs (City of), CO; Series 2018 A-1, Ref. RB	5.00%	11/15/2023	2,990	3,307,710
Denver (City & County of), CO;
Series 2012 B, RB	5.00%	11/15/2025	2,000	2,116,876
Series 2012 B, RB	4.00%	11/15/2031	1,000	1,045,680
Elbert & Highway 86 Commercial Metropolitan District; Series 2021 A, Ref. GO Bonds(f)	3.75%	12/01/2029	500	521,035
Prairie Center Metropolitan District No. 7; Series 2020, GO Bonds	4.13%	12/15/2036	905	983,693
Public Authority for Colorado Energy;
Series 2008, RB	6.13%	11/15/2023	1,015	1,089,182
Series 2008, RB	6.25%	11/15/2028	2,000	2,543,644
Vauxmont Metropolitan District;
Series 2019, Ref. GO Bonds (INS - AGM)(g)	5.00%	12/15/2027	130	151,840
Series 2019, Ref. GO Bonds (INS - AGM)(g)	5.00%	12/15/2028	125	145,695
Series 2019, Ref. GO Bonds (INS - AGM)(g)	5.00%	12/15/2029	125	145,193
Series 2019, Ref. GO Bonds (INS - AGM)(g)	5.00%	12/15/2030	125	144,770
Series 2020, Ref. GO Bonds (INS - AGM)(g)	5.00%	12/01/2026	385	467,210
Series 2020, Ref. GO Bonds (INS - AGM)(g)	5.00%	12/01/2027	400	497,787
Series 2020, Ref. GO Bonds (INS - AGM)(g)	5.00%	12/01/2028	415	528,220
Series 2020, Ref. GO Bonds (INS - AGM)(g)	5.00%	12/01/2029	420	545,434
Series 2020, Ref. GO Bonds (INS - AGM)(g)	5.00%	12/01/2030	435	563,090
				46,717,505

Connecticut–1.19%
Connecticut (State of);
Series 2013 A, GO Bonds (SIFMA Municipal Swap Index + 0.85%)(b)	0.87%	03/01/2022	5,000	5,013,406
Series 2014 D, GO Bonds	5.00%	06/15/2028	550	621,279
Series 2015 B, GO Bonds (INS - AGM)(g)	5.00%	06/15/2031	3,500	4,093,199
Series 2018 C, GO Bonds	5.00%	06/15/2022	1,350	1,402,224
Series 2018 C, GO Bonds	4.00%	06/15/2024	7,035	7,779,411
Connecticut (State of) (Transportation Infrastructure);
Series 2018, RB	5.00%	01/01/2023	9,000	9,587,488
Series 2018, RB	5.00%	01/01/2027	3,000	3,705,113
Connecticut (State of) Health & Educational Facilities Authority (Yale New Haven Health);
Series 2014 A, RB	5.00%	07/01/2030	1,010	1,139,329
Series 2014 E, RB	5.00%	07/01/2031	785	885,044
Connecticut (State of) Health & Educational Facilities Authority (Yale University); Series 2001 V-1, VRD RB(d)	0.01%	07/01/2036	700	700,000
Connecticut (State of) Health & Educational Facility Authority (Sacred Heart University); Series 2012 H, Ref. RB(c)	4.00%	07/01/2022	2,590	2,673,836
New Haven (City of), CT; Series 2018 A, GO Bonds	5.00%	08/01/2025	1,160	1,341,337
				38,941,666

Delaware–0.01%
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC - PNC Bank N.A.)(d)(e)	0.03%	05/01/2036	450	450,000

District of Columbia–0.47%
District of Columbia (Georgetown University);
Series 2017, Ref. RB(c)	5.00%	04/01/2023	1,000	1,074,383
Series 2017, Ref. RB(c)	5.00%	04/01/2024	1,500	1,681,088
District of Columbia Water & Sewer Authority;
Series 2012 A, RB	5.00%	10/01/2030	1,000	1,052,104
Series 2015 B, RB	5.00%	10/01/2036	1,045	1,230,400
Metropolitan Washington Airports Authority;
Series 2019 B, Ref. RB	5.00%	10/01/2026	5,000	6,138,350
Subseries 2010 C-2, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(d)(e)	0.01%	10/01/2039	4,250	4,250,000
				15,426,325

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                     Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–2.49%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics);
Series 2019, Ref. RB	5.00%	12/01/2021	$500	$ 505,863
Series 2019, Ref. RB	5.00%	12/01/2022	600	635,333
Brevard County School District; Series 2013 A, Ref. COP	5.00%	07/01/2024	2,000	2,171,576
Broward (County of), FL; Series 2012 B, Ref. RB	5.00%	10/01/2023	3,555	3,743,023
Broward (County of), FL School Board; Series 2017 C, Ref. COP	5.00%	07/01/2025	5,000	5,845,391
Citizens Property Insurance Corp.;
Series 2012 A-1, RB	5.00%	06/01/2022	8,000	8,290,496
Series 2015 A-1, RB	5.00%	06/01/2025	6,000	6,904,190
Florida (State of) (Department of Transportation); Series 2016 A, Ref. GO Bonds	5.00%	07/01/2025	2,610	3,077,435
Florida (State of) Higher Educational Facilities Financial Authority (Florida Institute of Technology);
Series 2019, RB	5.00%	10/01/2021	450	451,657
Series 2019, RB	5.00%	10/01/2022	495	518,641
Series 2019, RB	5.00%	10/01/2024	350	394,755
Series 2019, RB	5.00%	10/01/2025	475	553,059
Florida (State of) Mid-Bay Bridge Authority;
Series 2015 A, Ref. RB	5.00%	10/01/2022	2,485	2,598,947
Series 2015 A, Ref. RB	5.00%	10/01/2023	1,000	1,092,629
Florida (State of) Municipal Power Agency (All-Requirements Power Supply);
Series 2017 A, Ref. RB	5.00%	10/01/2026	4,000	4,872,447
Series 2019 A, Ref. RB	5.00%	10/01/2026	5,200	6,334,181
Florida Development Finance Corp. (Mayflower Retirement Community); Series 2021, Ref. RB(f)	2.38%	06/01/2027	835	836,765
Halifax Hospital Medical Center; Series 2008, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(d)(e)	0.02%	06/01/2048	910	910,000
Hillsborough (County of), FL Aviation Authority (Tampa International Airport);
Series 2018 F, RB	5.00%	10/01/2023	1,250	1,375,396
Series 2018 F, RB	5.00%	10/01/2024	1,050	1,203,590
Hillsborough (County of), FL School Board;
Series 2015, Ref. RB (INS - AGM)(g)	5.00%	10/01/2021	1,700	1,706,541
Series 2015, Ref. RB (INS - AGM)(g)	5.00%	10/01/2022	1,500	1,577,148
Hillsborough County School Board; Series 2015 A, Ref. COP	5.00%	07/01/2029	1,100	1,281,883
Jacksonville (City of), FL; Series 2012 C, Ref. RB	5.00%	10/01/2032	1,000	1,049,642
JEA Water & Sewer System; Series 2017 A, Ref. RB	5.00%	10/01/2025	4,500	5,352,526
Manatee (County of), FL School District; Series 2017, RB (INS - AGM)(g)	5.00%	10/01/2024	2,600	2,966,503
Miami-Dade (County of), FL; Series 2015 B, Ref. GO Bonds	4.00%	07/01/2033	4,000	4,399,848
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2012 A, RB	5.00%	04/01/2042	120	127,414
Orlando (City of) & Orange (County of), FL Expressway Authority; Series 2013, Ref. RB(a)(c)	5.00%	07/01/2023	2,415	2,627,164
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(d)(e)	0.02%	07/01/2037	5,505	5,505,000
School Board of Miami-Dade County (The); Series 2016 C, Ref. COP	3.25%	02/01/2033	540	540,750
St. Johns (County of), FL Industrial Development Authority (Vicar’s Landing);
Series 2021, Ref. RB	4.00%	12/15/2024	145	157,846
Series 2021, Ref. RB	4.00%	12/15/2025	180	199,479
Series 2021, Ref. RB	4.00%	12/15/2026	185	207,915
Series 2021, Ref. RB	4.00%	12/15/2027	215	244,634
Series 2021, Ref. RB	4.00%	12/15/2028	200	229,768
Series 2021, Ref. RB	4.00%	12/15/2029	220	252,681
Series 2021, Ref. RB	4.00%	12/15/2030	200	228,294
Series 2021, Ref. RB	4.00%	12/15/2031	205	232,951
				81,203,361

Georgia–1.32%
Atlanta (City of), GA;
Series 2009 B, RB (INS - AGM)(g)	5.25%	11/01/2027	2,000	2,472,240
Series 2014 A, Ref. RB	5.00%	01/01/2030	620	688,809
Series 2018 C, Ref. RB	5.00%	11/01/2024	2,000	2,302,546
Series 2019 F, Ref. RB	5.00%	07/01/2023	3,000	3,266,623
Series 2019 F, Ref. RB	5.00%	07/01/2024	2,000	2,270,668

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                     Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Brookhaven Development Authority (Children’s Healthcare of Atlanta, Inc.);
Series 2019 A, RB	5.00%	07/01/2024	$1,875	$ 2,127,038
Series 2019 A, RB	5.00%	07/01/2025	1,050	1,235,849
Burke (County of), GA Development Authority (Georgia Power Co. Plant Vogtle);
Series 1994, RB(a)	2.25%	05/25/2023	3,000	3,098,585
Series 1994, RB(a)	2.15%	06/13/2024	2,000	2,096,693
Gainesville (City of) & Hall (County of), GA Development Authority (Acts Retirement-Life Community); Series 2012, RB	5.00%	11/15/2022	1,380	1,446,750
George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB	2.38%	01/01/2031	725	770,997
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4); Series 2019, RB	5.00%	01/01/2025	355	408,214
Georgia (State of) Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4);
Series 2019, RB	5.00%	01/01/2026	300	356,029
Series 2019, RB	5.00%	01/01/2028	800	1,003,138
Main Street Natural Gas, Inc.;
Series 2019 B, RB(a)	4.00%	12/02/2024	3,000	3,330,213
Series 2021 C, RB(a)	4.00%	12/01/2028	12,000	14,363,106
Private Colleges & Universities Authority (Emory University); Series 2013 B, Ref. RB (SIFMA Municipal Swap Index + 0.42%)(a)(b)	0.44%	08/16/2022	2,000	2,000,635
				43,238,133

Hawaii–0.64%
Hawaii (State of);
Series 2013, GO Bonds	5.00%	08/01/2028	7,000	7,628,795
Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2026	4,845	5,942,591
Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2027	5,265	6,460,710
Hawaii (State of) State Highway Fund; Series 2011 A, RB	5.00%	01/01/2031	1,000	1,015,776
				21,047,872

Idaho–0.12%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System);
Series 2014 A, RB	5.00%	03/01/2034	375	415,414
Series 2018 A, Ref. RB	5.00%	03/01/2023	2,000	2,140,454
Series 2018 A, Ref. RB	5.00%	03/01/2024	1,350	1,504,414
				4,060,282
Illinois–7.95%
Chicago (City of), IL;
Series 2003 B, Ref. GO Bonds	5.00%	01/01/2024	3,205	3,535,731
Series 2004, Ref. RB	5.00%	11/01/2022	5,675	5,991,899
Series 2004, Ref. RB	5.00%	11/01/2023	2,475	2,719,313
Series 2004, Ref. RB	5.00%	11/01/2024	14,440	16,486,386
Series 2012, RB	5.00%	01/01/2027	1,000	1,016,215
Series 2014, RB	5.00%	11/01/2021	1,000	1,007,892
Series 2017 B, Ref. RB	5.00%	01/01/2025	3,520	4,042,590
Chicago (City of), IL (Midway Airport); Series 2013 B, Ref. RB	5.00%	01/01/2035	3,000	3,182,104
Chicago (City of), IL (O’Hare International Airport);
Series 2015 B, Ref. RB(c)	5.00%	01/01/2022	3,650	3,709,214
Series 2015 B, Ref. RB	5.00%	01/01/2023	5,000	5,322,213
Series 2015 B, Ref. RB	5.00%	01/01/2028	3,250	3,732,505
Chicago (City of), IL Board of Education; Series 1998 B-1, GO Bonds (INS - NATL)(g)(h)	0.00%	12/01/2025	735	705,038
Chicago (City of), IL Transit Authority;
Series 2011, RB(a)(c)	5.25%	12/01/2021	2,500	2,531,877
Series 2011, RB(a)(c)	5.25%	12/01/2021	1,550	1,569,764
Series 2021, Ref. RB	5.00%	06/01/2023	1,320	1,426,715
Chicago (City of), IL Transit Authority (FTA Section 5307 Urbanized Area Formula Funds); Series 2017, Ref. RB	5.00%	06/01/2025	4,000	4,666,482
Chicago (City of), IL Transit Authority (FTA Section 5337 State of Good Repair Formula Funds); Series 2017, Ref. RB	5.00%	06/01/2025	1,500	1,751,759
Cook (County of), IL; Series 2011 A, Ref. GO Bonds	5.25%	11/15/2028	8,785	8,873,741
Cook County Township High School District No. 220 Reavis; Series 2012, GO Bonds	3.00%	12/01/2024	1,035	1,056,724

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                     Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of);
Series 2011, RB	5.00%	06/15/2027	$10,500	$ 10,562,709
Series 2011, RB	5.00%	06/15/2028	5,500	5,532,756
Series 2012, Ref. GO Bonds	5.00%	08/01/2025	4,710	4,911,423
Series 2013, GO Bonds	5.50%	07/01/2026	2,000	2,178,129
Series 2013, RB	5.00%	06/15/2026	500	539,232
Series 2014, GO Bonds	5.00%	02/01/2025	4,695	5,201,279
Series 2017 D, GO Bonds	5.00%	11/01/2024	3,480	3,967,393
Series 2017 D, GO Bonds	5.00%	11/01/2027	1,065	1,312,039
Series 2020, GO Bonds	5.50%	05/01/2024	3,500	3,967,485
Series 2020, GO Bonds	5.50%	05/01/2025	5,000	5,881,481
Series 2020, GO Bonds	5.50%	05/01/2026	6,750	8,188,847
Illinois (State of) Development Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC - U.S. Bank N.A.)(d)(e)	0.03%	10/01/2033	625	625,000
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 A, Ref. RB	5.00%	11/01/2030	3,000	3,576,354
Illinois (State of) Finance Authority (Edward-Elmhurst Heathcare); Series 2018 B, Ref. RB (SIFMA Municipal Swap Index + 0.75%)(a)(b)	0.77%	07/01/2023	3,750	3,752,507
Illinois (State of) Finance Authority (Field Museum); Series 2019, Ref. RB (68% of 1 mo. USD LIBOR + 0.50%)(a)(b)	0.56%	09/01/2022	6,845	6,845,680
Illinois (State of) Finance Authority (Northwestern Memorial Healthcare); Series 2017 B, RB(a)	5.00%	12/15/2022	10,750	11,414,082
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(d)	0.01%	12/01/2046	5,275	5,275,000
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2018 B, Ref. VRD RB (LOC - JP Morgan Chase Bank N.A.)(d)(e)	0.01%	11/15/2037	24,000	24,000,000
Illinois (State of) Finance Authority (University of Chicago Medical); Series 2009 D-1, VRD RB (LOC - PNC Bank N.A.)(d)(e)	0.01%	08/01/2043	18,960	18,960,000
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002, RB(a)(c)	5.70%	06/15/2022	875	920,797
Series 2002, RB(c)	5.70%	06/15/2025	3,125	3,288,561
Series 2002, RB (INS - NATL)(g)(h)	0.00%	12/15/2032	25,000	19,888,070
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB	5.00%	01/01/2032	1,250	1,327,260
Series 2015 A, RB	5.00%	01/01/2032	1,635	1,911,443
Kane McHenry Cook & De Kalb Counties Unit School District No. 300; Series 2013, Ref. GO Bonds	5.25%	01/01/2032	1,500	1,598,935
Lake (County of), IL; Series 2015 A, GO Bonds	4.00%	11/30/2038	2,375	2,642,079
Long Grove (Village of), IL (Sunset Grove);
Series 2020, Ref. RB	2.50%	01/01/2022	240	240,838
Series 2020, Ref. RB	2.50%	01/01/2023	245	248,376
Series 2020, Ref. RB	3.00%	01/01/2026	280	292,598
Series 2020, Ref. RB	3.10%	01/01/2027	290	303,307
Series 2020, Ref. RB	3.25%	01/01/2028	305	318,535
Series 2020, Ref. RB	3.35%	01/01/2029	320	332,421
Series 2020, Ref. RB	3.50%	01/01/2030	330	342,077
Series 2020, Ref. RB	3.60%	01/01/2031	345	356,514
Series 2020, Ref. RB	3.70%	01/01/2032	490	506,893
Morton Grove (Village of), IL (Illinois Holocaust Museum & Educational Center); Series 2006, VRD RB (LOC - Bank of America N.A.)(d)(e)	0.02%	12/01/2041	1,370	1,370,000
Railsplitter Tobacco Settlement Authority; Series 2017, RB	5.00%	06/01/2025	7,000	8,194,829
Regional Transportation Authority; Series 1997, Ref. RB (INS - NATL)(g)	6.00%	06/01/2023	920	980,506
Rosemont (Village of), IL; Series 2017 A, GO Bonds (INS - AGM)(g)	5.00%	12/01/2046	4,000	4,763,410
Sales Tax Securitization Corp.; Series 2017 A, Ref. RB	5.00%	01/01/2025	6,700	7,692,303
Springfield (City of), IL Electric Revenue; Series 2015, Ref. RB	5.00%	03/01/2023	2,000	2,134,838
				259,674,148

Indiana–2.45%
Columbus (City of), IN; Series 2016, Ref. RB (INS - BAM)(g)	1.99%	02/15/2027	11,805	12,010,972
Indiana (State of) Finance Authority; Series 2016 C, Ref. RB	5.00%	12/01/2025	7,000	8,380,091
Indiana (State of) Finance Authority (CWA Authority); Series 2014 A, RB	4.25%	10/01/2044	500	546,213
Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC - Rabobank Nederland)(d)(e)	0.05%	06/01/2035	4,000	4,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                     Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Indiana (State of) Finance Authority (Kings Daughters Hospital & Health); Series 2010, RB	5.50%	08/15/2040	$7,955	$7,984,752
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.);
Series 2010 A, RB	3.00%	11/01/2030	4,350	4,778,126
Series 2012 B, RB	3.00%	11/01/2030	2,000	2,196,839
Series 2012 C, RB	3.00%	11/01/2030	3,000	3,295,259
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group);
Series 2008 I, Ref. VRD RB (LOC - Barclays Bank PLC)(d)(e)	0.01%	11/01/2037	8,175	8,175,000
Series 2008 J, Ref. VRD RB (LOC - Barclays Bank PLC)(d)(e)	0.01%	11/01/2037	16,875	16,875,000
Indiana (State of) Finance Authority (United States Steel Corp.); Series 2021 A, Ref. RB	4.13%	12/01/2026	3,500	3,819,363
Indiana Bond Bank; Series 2007 B-1, RB (67% of 3 mo. USD LIBOR + 0.97%)(b)	1.05%	10/15/2022	2,875	2,876,155
Indianapolis (City of), IN Department of Public Utilities; Series 2018 A, Ref. RB	5.00%	10/01/2025	1,350	1,600,924
Purdue University; Series 2016 CC, Ref. RB	5.00%	07/01/2023	3,115	3,393,048
				79,931,742

Iowa–0.38%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, RB	5.25%	12/01/2025	6,000	6,545,481
Iowa (State of) Finance Authority (Iowa Health System); Series 2018, Ref. RB (SIFMA Municipal Swap Index + 0.58%)(a)(b)(f)	0.60%	01/04/2024	5,785	5,785,026
				12,330,507

Kansas–0.85%
Kansas (State of) Development Finance Authority;
Series 2015 G, RB	5.00%	04/01/2027	5,000	5,372,305
Series 2015 G, RB	5.00%	04/01/2028	5,000	5,371,205
Kansas (State of) Development Finance Authority (Adventist Health System/Subelt Obligated Group); Series 2012 A, Ref. RB	5.00%	11/15/2032	15,475	15,996,842
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2014 A, Ref. RB	5.00%	09/01/2021	1,000	1,000,000
				27,740,352

Kentucky–2.52%
Christian (County of), KY (Jennie Stuart Medical Center, Inc.); Series 2016, Ref. RB	5.00%	02/01/2026	1,900	2,093,740
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(a)(b)	1.42%	02/01/2025	2,340	2,359,673
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2025	1,635	1,891,482
Series 2015, RB	5.00%	07/01/2022	655	678,708
Kentucky (Commonwealth of) Municipal Power Agency;
Series 2015 A, Ref. RB (INS - NATL)(g)	5.00%	09/01/2026	2,000	2,360,080
Series 2015 A, Ref. RB (INS - NATL)(g)	5.00%	09/01/2027	3,380	3,974,011
Series 2015 A, Ref. RB (INS - NATL)(g)	5.00%	09/01/2028	2,870	3,366,991
Kentucky (Commonwealth of) Property & Building Commission; Series 2020 C, Ref. RB	5.00%	11/01/2021	5,000	5,040,470
Kentucky (Commonwealth of) Property & Building Commission (No. 108); Series 2015 A, Ref. RB	5.00%	08/01/2029	4,000	4,669,411
Kentucky (Commonwealth of) Property & Building Commission (No. 112); Series 2016 B, Ref. RB	5.00%	11/01/2026	13,290	16,242,456
Kentucky (Commonwealth of) Public Energy Authority;
Series 2018 A, RB(a)	4.00%	04/01/2024	7,830	8,522,960
Series 2018 B, RB(a)	4.00%	01/01/2025	5,000	5,534,642
Kentucky (Commonwealth of) Turnpike Authority (Revitalization); Series 2017 B, Ref. RB	4.00%	07/01/2026	3,750	4,330,836
Kentucky (State of) Property & Building Commission (106); Series 2013 A, RB(a)(c)	5.00%	10/01/2023	1,910	2,098,147
Kentucky (State of) Turnpike Authority (Revitalization); Series 2012 A, RB	5.00%	07/01/2030	3,000	3,117,712
Louisville & Jefferson (Counties of), KY Metropolitan Sewer District;
Series 2017 A, RB	5.00%	05/15/2025	4,025	4,716,070
Series 2017, Ref. RB	5.00%	05/15/2025	5,285	6,190,272
Trimble (County of), KY (Louisville Gas & Electric); Series 2002 A, Ref. RB	0.63%	09/01/2026	3,375	3,372,488
Western Kentucky University; Series 2012 A, RB	5.00%	05/01/2032	1,625	1,676,172
				82,236,321

Louisiana–2.13%
East Baton Rouge (Parish of), LA Industrial Development Board, Inc. (ExxonMobil); Series 2010 A, VRD RB(d)	0.01%	08/01/2035	1,051	1,051,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                    Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
Jefferson Sales Tax District;
Series 2019 A, Ref. RB (INS - AGM)(g)	5.00%	12/01/2023	$1,000	$1,104,519
Series 2019 A, Ref. RB (INS - AGM)(g)	5.00%	12/01/2024	1,000	1,148,244
Louisiana (State of);
Series 2012 A, GO Bonds(a)(c)	5.00%	08/01/2022	1,980	2,068,601
Series 2013 A, RB(a)(c)	5.00%	06/15/2023	1,050	1,140,997
Series 2014 C, Ref. GO Bonds	5.00%	08/01/2025	2,400	2,728,973
Series 2016 B, Ref. GO Bonds	5.00%	08/01/2025	10,000	11,808,598
Series 2019 A, RB	5.00%	09/01/2026	2,000	2,439,190
Louisiana (State of) Public Facilities Authority (LA Children’s Medical Center); Series 2015 A-2, RB(a)	5.00%	06/01/2025	5,000	5,796,691
Louisiana State Citizens Property Insurance Corp.; Series 2015, Ref. RB (INS - AGM)(g)	5.00%	06/01/2022	14,575	15,104,247
Louisiana State University & Agricultural & Mechanical College Board of Supervisors; Series 2016 A, Ref. RB	5.00%	07/01/2023	3,250	3,521,937
New Orleans (City of), LA;
Series 2015, RB	5.00%	06/01/2023	700	758,518
Series 2015, RB	5.00%	12/01/2023	600	660,572
Series 2015, RB	5.00%	06/01/2024	400	448,959
Series 2015, RB	5.00%	12/01/2024	750	857,255
Series 2015, RB	5.00%	06/01/2025	500	581,284
Series 2015, RB	5.00%	12/01/2025	825	974,621
Series 2015, RB	5.00%	06/01/2026	250	292,108
Series 2015, RB	5.00%	12/01/2026	500	593,915
Series 2015, RB	5.00%	06/01/2027	350	407,588
Series 2015, RB	5.00%	12/01/2027	750	887,871
Series 2015, Ref. GO Bonds	5.00%	12/01/2022	500	530,289
Series 2015, Ref. GO Bonds	5.00%	12/01/2023	500	554,049
Series 2015, Ref. GO Bonds	5.00%	12/01/2024	1,000	1,152,455
New Orleans (City of), LA Aviation Board; Series 2015 A, RB	5.00%	01/01/2040	1,300	1,485,571
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 B, Ref. RB (INS - AGM)(g)	5.00%	10/01/2026	200	242,729
St. Charles (Parish of), LA (Valero Energy Corp.); Series 2010, RB(a)	4.00%	06/01/2022	2,865	2,943,700
St. John the Baptist (Parish of), LA (Marathon Oil Corp.); Series 2017, Ref. RB(a)	2.10%	07/01/2024	3,000	3,120,936
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. RB	5.00%	05/15/2022	5,000	5,166,901
				69,572,318

Maine–0.03%
Lewiston (City of), ME (UBS Financial Services, Inc.); Series 2008 B, GO Bonds (INS - AGM)(g)	5.50%	12/15/2023	950	954,155

Maryland–1.06%
Anne Arundel (County of), MD; Series 2016, GO Bonds	5.00%	10/01/2031	1,000	1,182,251
Baltimore (City of), MD; Series 2013 C, Ref. RB	5.00%	07/01/2031	495	547,032
Howard (County of), MD Housing Commission (Social Bonds);
Series 2021 A, Ref. RB	1.20%	06/01/2027	3,000	3,006,928
Series 2021 A, Ref. RB	1.60%	06/01/2029	2,000	2,006,133
Maryland (State of); Series 2017 C, Ref. GO Bonds	5.00%	08/01/2024	10,000	11,400,946
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC - TD Bank N.A.)(d)(e)	0.02%	04/01/2035	2,015	2,015,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC - TD Bank N.A.)(d)(e)	0.01%	07/01/2041	3,300	3,300,000
Maryland Economic Development Corp. (CNX Marine Terminal, Inc. - Port of Baltimore Facility); Series 2010, Ref. RB	5.75%	09/01/2025	10,915	11,038,950
				34,497,240

Massachusetts–1.72%
Massachusetts (Commonwealth of); Series 2015, GO Bonds	4.00%	05/01/2045	945	999,100
Massachusetts (Commonwealth of) Department of Transportation; Series 2019 A, Ref. RB	5.00%	01/01/2027	5,000	6,148,560
Massachusetts (Commonwealth of) Department of Transportation (Contract Assistance); Series 2019 A, Ref. RB(a)	5.00%	01/01/2023	4,750	5,052,145

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                    Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Massachusetts (Commonwealth of) Development Finance Agency;
Series 2019 A, Ref. RB	5.00%	07/01/2025	$845	$ 984,021
Series 2019 A, Ref. RB	5.00%	07/01/2027	2,300	2,828,937
Massachusetts (Commonwealth of) Development Finance Agency (Beth Israel Lahey Health); Series 2019, Ref. RB	5.00%	07/01/2025	1,000	1,173,239
Massachusetts (Commonwealth of) Development Finance Agency (Boston University); Series 2019 DD, RB(a)	5.00%	04/01/2024	6,880	7,532,353
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup); Series 2017 S-5, Ref. RB (SIFMA Municipal Swap Index + 0.42%)(a)(b)	0.44%	01/27/2022	300	300,024
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University);
Series 2016 A, Ref. RB	5.00%	07/15/2024	4,735	5,393,027
Series 2017 S-4, Ref. RB(a)	5.00%	01/25/2024	15,000	16,718,385
Massachusetts (Commonwealth of) Development Finance Agency (International Charter School); Series 2015, Ref. RB	5.00%	04/15/2025	1,430	1,551,056
Massachusetts (Commonwealth of) Development Finance Agency (Suffolk University); Series 2017, Ref. RB	5.00%	07/01/2024	1,000	1,126,840
Massachusetts (Commonwealth of) Transportation Trust Fund; Series 2019 A, Ref. RB	5.00%	01/01/2026	4,000	4,775,445
Massachusetts (State of) Housing Finance Agency; Series 2016-185, Ref. RB	4.20%	06/01/2046	550	593,504
University of Massachusetts Building Authority; Series 2015-2, Ref. RB	5.00%	11/01/2023	975	1,077,729
				56,254,365

Michigan–1.73%
Grand Rapids (City of), MI; Series 2014, Ref. RB(a)(c)	5.00%	01/01/2024	2,095	2,328,693
Great Lakes Water Authority; Series 2018 A, Ref. RB	5.00%	07/01/2024	2,425	2,737,719
Michigan (State of) Building Authority (Facilities Program);
Series 2015 I, Ref. RB	5.00%	04/15/2034	3,135	3,692,965
Series 2019, Ref. RB	5.00%	04/15/2025	2,100	2,457,387
Series 2020, Ref. VRD RB(d)	0.06%	10/15/2042	500	500,000
Michigan (State of) Finance Authority (Beaumont Health Credit Group);
Series 2012, Ref. RB	5.00%	11/01/2032	800	844,479
Series 2015, Ref. RB	5.00%	08/01/2031	3,395	3,846,160
Series 2015, Ref. RB	5.00%	08/01/2032	3,700	4,189,383
Michigan (State of) Finance Authority (Bronson Healthcare Group); Series 2019 B, RB(a)	3.50%	11/15/2022	4,000	4,141,949
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014 D-1, Ref. RB (INS - AGM)(g)	5.00%	07/01/2022	10,000	10,401,801
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014, Ref. RB	3.88%	10/01/2023	2,000	2,101,226
Michigan (State of) Finance Authority (Trinity Health Corp.); Series 2015, Ref. RB(a)(c)	5.00%	06/01/2022	7,000	7,256,126
Michigan State University Board of Trustees; Series 2000 A-2, VRD RB(d)	0.03%	08/15/2030	3,050	3,050,000
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(d)(e)	0.01%	03/01/2031	2,320	2,320,000
Royal Oak (City of), MI Hospital Finance Authority (Beaumont Health Credit Group);
Series 2014 D, Ref. RB	5.00%	09/01/2029	1,090	1,216,122
Series 2014 D, Ref. RB	5.00%	09/01/2031	2,310	2,574,832
Series 2014 D, Ref. RB	5.00%	09/01/2032	995	1,108,544
Wayne (County of), MI Airport Authority; Series 2015 G, Ref. RB	5.00%	12/01/2033	1,490	1,767,109
				56,534,495

Minnesota–0.90%
Maple Grove (City of), MN (Maple Grove Hospital Corp.);
Series 2017, Ref. RB	5.00%	05/01/2023	500	538,090
Series 2017, Ref. RB	5.00%	05/01/2024	1,200	1,343,641
Series 2017, Ref. RB	5.00%	05/01/2025	800	927,801
Minneapolis & St. Paul (Cities of), MN Housing & Redevelopment Authority (Allina Health System);
Series 2017 A, Ref. RB	5.00%	11/15/2024	1,780	2,047,339
Series 2019, Ref. RB	5.00%	11/15/2023	1,600	1,768,514
Series 2019, Ref. RB	5.00%	11/15/2024	1,900	2,185,362

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                    Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission;
Series 2014 A, Ref. RB	5.00%	01/01/2032	$325	$ 359,381
Series 2016 B, Ref. RB	5.00%	01/01/2023	1,000	1,064,442
Series 2016 C, RB	5.00%	01/01/2022	250	254,020
Series 2016 C, RB	5.00%	01/01/2023	225	239,500
Series 2016 C, RB	5.00%	01/01/2024	200	222,346
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC - U.S. Bank N.A.)(d)(e)	0.02%	04/01/2037	2,080	2,080,000
Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB(d)	0.02%	11/01/2035	4,940	4,940,000
Rochester (City of), MN (Mayo Clinic); Series 2008 A, VRD RB(d)	0.01%	11/15/2038	11,250	11,250,000
				29,220,436

Mississippi–3.11%
Jackson (County of), MS (Chevron U.S.A., Inc.); Series 1993, Ref. VRD RB(d)	0.01%	06/01/2023	13,500	13,500,000
Mississippi (State of) Development Bank (Jackson County Industrial Water System); Series 2009, VRD RB(d)	0.01%	12/01/2039	4,530	4,530,000
Mississippi (State of) Hospital Equipment & Facilities Authority (Forrest Co. General Hospital);
Series 2019 B, Ref. RB	5.00%	01/01/2024	400	441,035
Series 2019 B, Ref. RB	5.00%	01/01/2025	1,105	1,261,555
Mississippi Business Finance Corp. (Chevron U.S.A, Inc.); Series 2009 I, VRD IDR(d)	0.01%	12/01/2030	8,000	8,000,000
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2007 A, VRD RB(d)	0.01%	12/01/2030	60	60,000
Series 2007 E, VRD IDR(d)	0.01%	12/01/2030	9,300	9,300,000
Series 2010 E, VRD IDR(d)	0.02%	12/01/2030	1,200	1,200,000
Series 2010 G, VRD RB(d)	0.01%	11/01/2035	24,600	24,600,000
Series 2010 H, VRD IDR(d)	0.01%	11/01/2035	16,405	16,405,000
Series 2010 I, VRD IDR(d)	0.01%	11/01/2035	5,700	5,700,000
Series 2010 K, VRD RB(d)	0.01%	11/01/2035	11,070	11,070,000
Series 2010 L, VRD RB(d)	0.01%	11/01/2035	3,485	3,485,000
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2019, Ref. RB	2.50%	04/01/2022	1,875	1,886,369
				101,438,959

Missouri–0.46%
Kansas City (City of), MO;
Series 2017 C, Ref. RB	5.00%	09/01/2023	1,500	1,641,452
Series 2017 C, Ref. RB	5.00%	09/01/2024	2,675	3,046,179
Missouri (State of) Health & Educational Facilities Authority (Mercy Health); Series 2018 A, Ref. RB	5.00%	06/01/2026	120	144,982
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie Street);
Series 2015 A, Ref. RB	5.00%	06/01/2027	2,600	3,043,652
Series 2015 A, Ref. RB	5.00%	12/01/2027	2,910	3,405,122
Series 2015 A, Ref. RB	5.00%	06/01/2028	2,715	3,176,976
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, RB	5.00%	09/01/2023	595	620,096
				15,078,459

Nebraska–0.30%
Central Plains Energy Project (No. 4); Series 2018, RB(a)	5.00%	01/01/2024	7,750	8,531,004
Lincoln (City of), NE; Series 2012, Ref. RB(a)(c)	5.00%	09/01/2022	1,250	1,310,905
				9,841,909

Nevada–0.23%
Clark (County of), NV (Las Vegas-McCarran International Airport); Series 2015, Ref. RB	5.00%	07/01/2022	2,000	2,081,047
Clark (County of), NV Department of Aviation (Las Vegas McCarran International Airport);
Series 2012 B, Ref. RB	5.00%	07/01/2033	3,945	4,102,157
Las Vegas Valley Water District; Series 2012 B, GO Bonds	5.00%	06/01/2032	425	439,974
Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB(f)	2.50%	06/15/2024	695	707,277
				7,330,455

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                    Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Hampshire–0.03%
New Hampshire (State of) Health & Education Facilities Authority (Concord Hospital);
Series 2011, RB(a)(c)	5.25%	10/01/2021	$525	$527,138
Series 2011, RB(a)(c)	5.50%	10/01/2021	510	512,179
New Hampshire (State of) Housing Finance Authority; Series 2009 A, RB	5.13%	07/01/2029	75	75,254
				1,114,571

New Jersey–5.87%
New Jersey (State of);
Series 2020 A, GO Bonds	5.00%	06/01/2028	10,000	12,739,289
Series 2020 A, GO Bonds	5.00%	06/01/2029	15,000	19,536,465
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS - NATL)(g)	5.50%	09/01/2022	5,000	5,262,395
Series 2012, Ref. RB	5.00%	06/15/2022	1,500	1,552,318
Series 2012, Ref. RB	5.00%	06/15/2025	215	222,406
Series 2017 A, Ref. RB (INS - BAM)(g)	5.00%	07/01/2027	8,200	10,254,175
Series 2017 A, Ref. RB (INS - BAM)(g)	5.00%	07/01/2028	5,005	6,208,666
New Jersey (State of) Health Care Facilities Financing Authority (Virtua Health);
Series 2009 B, VRD RB (LOC - JP Morgan Chase Bank N.A.)(d)(e)	0.01%	07/01/2043	14,515	14,515,000
Series 2009 C, VRD RB (LOC - JP Morgan Chase Bank N.A.)(d)(e)	0.01%	07/01/2043	7,200	7,200,000
New Jersey (State of) Transportation Trust Fund Authority;
Series 2005 B, RB (INS - AGC)(g)	5.50%	12/15/2021	6,000	6,091,925
Series 2005 B, RB (INS - NATL)(g)	5.50%	12/15/2021	10,000	10,150,859
Series 2005 B, RB (INS - AMBAC)(g)	5.25%	12/15/2023	505	563,120
Series 2006 A, RB (INS - AGM)(g)	5.25%	12/15/2021	1,820	1,846,583
Series 2006, RB (INS - NATL)(g)	5.25%	12/15/2021	7,990	8,104,827
Series 2010 D, RB	5.25%	12/15/2023	3,305	3,682,639
Series 2014 AA, RB	5.00%	06/15/2038	545	606,963
Series 2016, RB	5.00%	06/15/2023	1,250	1,355,610
Series 2016, RN	5.00%	06/15/2030	2,025	2,408,254
Series 2018 A, Ref. RB	5.00%	12/15/2025	5,000	5,948,070
Series 2018 A, Ref. RN	5.00%	06/15/2023	8,500	9,218,151
Series 2018 A, Ref. RN	5.00%	06/15/2024	8,750	9,871,821
Series 2018 A, Ref. RN	5.00%	06/15/2030	5,000	5,946,305
Series 2019, Ref. RB	5.00%	12/15/2025	2,500	2,974,035
Series 2019, Ref. RB	5.00%	12/15/2027	10,250	12,837,274
Subseries 2016 A-1, RN	5.00%	06/15/2024	4,500	5,076,936
Subseries 2016 A-1, RN	5.00%	06/15/2028	1,140	1,362,982
New Jersey (State of) Turnpike Authority;
Series 2005 D-4, RB (INS - AGM)(g)	5.25%	01/01/2026	5,000	6,018,770
Series 2014 A, RB	5.00%	01/01/2030	3,015	3,409,284
Series 2017 C-6, Ref. RB (70% of 1 mo. USD LIBOR + 0.75%)(a)(b)	0.81%	01/01/2023	10,000	10,038,169
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2023	3,000	3,245,708
Series 2018 A, Ref. RB	5.00%	06/01/2024	2,000	2,253,448
Series 2018 A, Ref. RB	5.00%	06/01/2025	1,000	1,168,866
				191,671,313

New Mexico–0.21%
Albuquerque (City of) & Bernalillo (County of), NM Water Utility Authority;
Series 2015, Ref. RB	5.00%	07/01/2023	5,170	5,631,479
Series 2018, RB	5.00%	07/01/2029	375	453,628
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, RB	4.00%	07/01/2022	580	593,764
				6,678,871

New York–20.19%
Hempstead (Town of), NY; Series 2019 B, Ref. GO Bonds	5.00%	08/01/2024	1,215	1,384,069
Jefferson Civic Facility Development Corp. (Samaritan Medical Center);
Series 2017 A, Ref. RB	5.00%	11/01/2023	1,185	1,282,666
Series 2017 A, Ref. RB	5.00%	11/01/2024	1,245	1,391,383

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                    Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Long Island (City of), NY Power Authority;
Series 2012 B, RB	5.00%	09/01/2029	$1,525	$ 1,598,226
Series 2014 C, Ref. RN (70% of 1 mo. USD LIBOR + 0.75%)(a)(b)	0.81%	10/01/2023	15,000	15,046,471
Series 2016 B, Ref. RB	5.00%	09/01/2024	2,485	2,839,440
Series 2017, RB	5.00%	09/01/2025	1,000	1,184,722
Series 2019 B, RB(a)	1.65%	09/01/2024	4,000	4,127,891
Metropolitan Transportation Authority;
Series 2011 C, Ref. RB	5.00%	11/15/2027	3,405	3,435,171
Series 2012 D, Ref. RB	4.00%	11/15/2032	350	364,113
Series 2012 F, Ref. RB	5.00%	11/15/2026	5,085	5,357,050
Series 2012 F, Ref. RB	5.00%	11/15/2030	4,085	4,295,540
Series 2014 C, RB	5.00%	11/15/2023	5,000	5,510,872
Series 2015 E-1, VRD RB (LOC - Barclays Bank PLC)(d)(e)	0.01%	11/15/2050	3,500	3,500,000
Series 2016 B, Ref. RB	5.00%	11/15/2022	1,250	1,321,900
Series 2016 C-1, RB	5.00%	11/15/2025	2,125	2,518,308
Subseries 2002 G-1H, Ref. RB (67% of 1 mo. USD LIBOR + 0.82%)(a)(b)	0.88%	02/01/2022	2,750	2,757,678
Subseries 2005 D-2, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(d)(e)	0.01%	11/01/2035	43,000	43,000,000
Subseries 2008 A-2A, Ref. RB (SIFMA Municipal Swap Index + 0.45%)(a)(b)	0.47%	06/01/2022	11,580	11,581,040
Subseries 2012 G-1, VRD Ref. RB (LOC - Barclays Bank PLC)(d)(e)	0.01%	11/01/2032	22,245	22,245,000
Subseries 2012 G-4, Ref. RB (67% of 1 mo. USD LIBOR + 0.55%)(a)(b)	0.61%	11/01/2022	11,800	11,851,240
Subseries 2018 C-2, RB	5.00%	09/01/2021	5,000	5,000,000
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A2, Ref. RB	5.00%	11/15/2023	1,000	1,102,174
Series 2016 A2, Ref. RB	5.00%	11/15/2027	9,000	10,931,215
Series 2017 B, Ref. RB	5.00%	11/15/2024	8,905	10,191,221
Series 2017 C-1, Ref. RB	5.00%	11/15/2023	3,000	3,306,523
Series 2018 B, Ref. RB	5.00%	11/15/2023	5,000	5,510,872
Series 2020, Ref. RB	5.00%	11/15/2027	3,750	4,668,092
Series 2020, Ref. RB	5.00%	11/15/2028	4,000	5,079,303
Monroe County Industrial Development Corp. (Rochester Schools Modernization); Series 2013, RB	5.00%	05/01/2027	175	188,210
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2040	1,500	1,710,101
New York & New Jersey (States of) Port Authority;
Series 2014, RB	5.00%	09/01/2028	3,040	3,463,785
Series 2014, RB	5.00%	09/01/2032	370	421,579
New York (City of), NY;
Series 2012 A-2, VRD GO Bonds(d)	0.01%	10/01/2038	16,070	16,070,000
Series 2012 F, Ref. GO Bonds	5.00%	08/01/2023	9,165	9,350,003
Series 2012 G-6, VRD GO Bonds (LOC - Mizuho Bank, Ltd.)(d)(e)	0.01%	04/01/2042	15,945	15,945,000
Series 2013 A-1, GO Bonds	4.63%	08/01/2035	1,000	1,081,522
Series 2014 I-2, VRD GO Bonds(d)	0.01%	03/01/2040	33,900	33,900,000
Series 2015 F, VRD GO Bonds(d)	0.01%	06/01/2044	35,345	35,345,000
Series 2016 CC, Ref. RB	5.00%	06/15/2046	3,960	4,727,936
Series 2017 C, Ref. GO Bonds	5.00%	08/01/2024	8,050	9,175,231
Series 2018 E-5, VRD GO Bonds (LOC - TD Bank N.A.)(d)(e)	0.01%	03/01/2048	2,300	2,300,000
Subseries 2015 F-5, VRD GO Bonds(d)	0.01%	06/01/2044	18,345	18,345,000
New York (City of), NY Industrial Development Agency (Liberty 123 Wash); Series 2007, VRD RB(d)(e)	0.01%	10/01/2042	37,055	37,055,000
New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2006, RB (CPI Rate + 0.87%) (INS - FGIC)(b)(g)	6.26%	03/01/2025	1,025	1,073,954
Series 2006, RB (CPI Rate + 0.88%) (INS - FGIC)(b)(g)	6.27%	03/01/2026	2,725	2,872,535
Series 2006, RB (CPI Rate + 0.89%) (INS - FGIC)(b)(g)	6.28%	03/01/2027	5,500	5,812,660
New York (City of), NY Municipal Water Finance Authority;
Series 2015 EE, Ref. RB	5.00%	06/15/2036	10,035	11,342,529
Series 2018 BB, VRD RB(d)	0.07%	06/15/2051	2,000	2,000,000
Subseries 2012 A-1, VRD RB(d)	0.01%	06/15/2044	69,555	69,555,000
New York (City of), NY Transitional Finance Authority;
	5.00%	08/01/2034	4,525	5,308,640
Series 2014 B-1, RB	5.00%	08/01/2039	425	479,626

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                    Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Water & Sewer System;
Series 2014 CC, RB	4.00%	06/15/2045	$400	$ 431,864
Series 2015 GG, Ref. RB	5.00%	06/15/2039	1,000	1,163,640
New York (City of), NY Water & Sewer System (2nd Generation Resolution); Series 2008 BB-2, VRD RB(d)	0.01%	06/15/2039	43,145	43,145,000
New York (State of) Dormitory Authority;
Series 2012 A, Ref. RB	5.00%	12/15/2030	1,000	1,062,177
Series 2012 D, RB	5.00%	02/15/2040	2,000	2,043,110
Series 2013 A, RB(a)(c)	5.00%	02/15/2023	5	5,350
Series 2013 A, RB	5.00%	02/15/2024	5,370	5,750,724
Series 2014 A, RB	5.00%	03/15/2031	8,975	10,048,405
Series 2014 A, RB	5.00%	03/15/2034	400	446,974
Series 2014 A, RB	5.00%	03/15/2044	1,000	1,111,245
Series 2015 B, RB	5.00%	03/15/2034	500	589,177
Series 2015 B, RB	5.00%	02/15/2044	1,000	1,143,720
Series 2016 E, RB	5.00%	10/01/2029	3,940	4,783,953
Series 2019 A, Ref. RB(c)	5.00%	03/15/2024	5,000	5,614,965
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2024	1,250	1,409,887
Series 2018 A, Ref. RB	5.00%	08/01/2025	3,000	3,497,945
New York (State of) Dormitory Authority (New York University); Series 1998 A, RB (INS - NATL)(g)	5.75%	07/01/2027	1,760	2,078,949
New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2019 B-3, RB(a)	5.00%	05/01/2026	4,000	4,722,202
New York (State of) Housing Finance Agency (160 Madison Avenue); Series 2014 A, VRD RB (LOC - Landesbank Hessen-thrgn)(d)(e)	0.01%	11/01/2046	35,850	35,850,000
New York (State of) Housing Finance Agency (Sustainability Bonds);
Series 2021 D-2, RB(a)	0.65%	11/01/2025	4,000	4,007,814
Series 2021, RB(a)	0.65%	11/01/2025	2,500	2,504,884
New York (State of) Thruway Authority;
Series 2018 L, Ref. RB	5.00%	01/01/2025	780	901,412
Series 2018 L, Ref. RB	5.00%	01/01/2026	1,000	1,194,336
New York City Housing Development Corp. (Sustainable Development); Series 2021 F-2, RB(a)	0.60%	07/01/2025	3,500	3,513,096
New York Liberty Development Corp. (7 World Trade Center); Series 2012 1, Ref. RB	5.00%	09/15/2032	1,495	1,533,311
New York Liberty Development Corp. (Green Bonds) (4 World Trade Center);
Series 2021 A, Ref. RB	0.95%	11/15/2027	3,000	2,997,517
Series 2021 A, Ref. RB	1.20%	11/15/2028	1,000	999,192
Series 2021 A, Ref. RB	1.45%	11/15/2029	2,370	2,367,606
Series 2021 A, Ref. RB	1.70%	11/15/2030	2,200	2,206,505
Series 2021 A, Ref. RB	1.90%	11/15/2031	1,000	1,012,701
New York State Urban Development Corp.;
Series 2013 A-1, RB	5.00%	03/15/2030	945	1,013,821
Series 2013 E, RB	5.00%	03/15/2028	250	268,287
Series 2015 A, Ref. RB	5.00%	03/15/2033	530	624,528
Series 2017 A, Ref. RB	5.00%	03/15/2024	10,000	11,226,478
Poughkeepsie (City of), NY; Series 2021, GO Notes	2.50%	04/29/2022	770	777,807
Triborough Bridge & Tunnel Authority;
Series 2003 B-1, VRD RB (LOC - Bank Of America N.A.)(d)(e)	0.01%	01/01/2033	800	800,000
Series 2013 A, Ref. RB	5.00%	11/15/2028	775	835,533
TSASC, Inc.;
Series 2017 A, Ref. RB	5.00%	06/01/2024	4,500	5,068,527
Series 2017 A, Ref. RB	5.00%	06/01/2025	5,000	5,831,388
Utility Debt Securitization Authority; Series 2015, Ref. RB	5.00%	12/15/2036	4,150	4,918,189
				659,407,710

North Carolina–3.36%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health Obligated Group); Series 2021, RB(a)	5.00%	12/01/2031	8,250	11,311,879
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health);
Series 2018 G, VRD RB(d)	0.01%	01/15/2048	6,000	6,000,000
Series 2018 H, VRD RB(d)	0.01%	01/15/2048	14,970	14,970,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                    Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–(continued)
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems);
Series 2007 B, Ref. VRD RB(d)	0.01%	01/15/2038	$14,695	$ 14,695,000
Series 2007 C, Ref. VRD RB(d)	0.01%	01/15/2037	24,410	24,410,000
Series 2018 E, RB (SIFMA Municipal Swap Index + 0.45%)(a)(b)	0.47%	12/01/2021	5,000	5,000,712
Columbus (County of), NC Industrial Facilities & Pollution Control Financing Authority (International Paper Co.); Series 2019, Ref. RB(a)	2.00%	10/01/2024	850	893,202
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(d)	0.01%	12/01/2021	300	300,000
North Carolina (State of) Municipal Power Agency No. 1 (Catawba);
Series 2015 A, Ref. RB	5.00%	01/01/2028	1,615	1,905,491
Series 2015 B, Ref. RB	5.00%	01/01/2022	1,875	1,904,833
Series 2019 A, Ref. RB	5.00%	01/01/2023	2,335	2,481,262
North Carolina (State of) Turnpike Authority;
Series 2017, Ref. RB (INS - AGM)(g)	5.00%	01/01/2024	1,150	1,273,075
Series 2017, Ref. RB	5.00%	01/01/2025	2,025	2,323,462
Series 2017, Ref. RB (INS - AGM)(g)	5.00%	01/01/2026	1,350	1,605,317
Raleigh & Durham (Cities of), NC Airport Authority; Series 2008 C, Ref. VRD RB (LOC - TD Bank N.A.)(d)(e)	0.01%	05/01/2036	15,725	15,725,000
University of North Carolina at Chapel Hill; Series 2012, RB (67% of 1 mo. USD LIBOR + 0.40%)(a)(b)	0.46%	11/09/2022	5,000	5,011,560
				109,810,793

Ohio–2.89%
American Municipal Power, Inc. (AMP Fremont Energy Center);
Series 2012, RB	5.00%	02/15/2037	10,415	10,644,803
Series 2017 A, Ref. RB	5.00%	02/15/2027	5,000	6,145,386
Cleveland (City of), OH; Series 2011 A, RB	5.00%	01/01/2022	2,315	2,324,091
Franklin (County of), OH (Ohiohealth Corp.); Series 2013, Ref. RB	5.00%	05/15/2030	750	809,651
Franklin (County of), OH (OhioHealth Corp.); Series 2011 B, Ref. RB(a)	5.00%	05/15/2023	4,990	5,385,096
Miami University (A State University of Ohio);
Series 2014, Ref. RB	5.00%	09/01/2023	1,465	1,607,792
Series 2017, Ref. RB	5.00%	09/01/2023	1,995	2,189,451
Ohio (State of); Series 2014 A, GO Bonds(a)(c)	5.00%	03/01/2022	4,190	4,292,247
Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2017, Ref. RB	5.00%	01/01/2026	1,205	1,443,189
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB(a)	2.40%	10/01/2029	4,500	4,753,776
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group);
Series 2008 B4, Ref. VRD RB(d)	0.01%	01/01/2043	17,140	17,140,000
Series 2013 B-1, Ref. VRD RB(d)	0.01%	01/01/2039	10,200	10,200,000
Series 2013 B-2, VRD RB(d)	0.01%	01/01/2039	25,370	25,370,000
Ohio (State of) Housing Finance Agency;
Series 2017 A, RB (CEP-GNMA)	4.10%	03/01/2042	740	804,285
Series 2018 A, RB (CEP-GNMA)	4.00%	09/01/2048	1,230	1,325,194
				94,434,961

Oklahoma–0.23%
Grand River Dam Authority; Series 2016 A, Ref. RB	5.00%	06/01/2024	2,500	2,826,554
Oklahoma (State of) Turnpike Authority; Series 2017 A, RB	4.00%	01/01/2047	1,200	1,347,429
Tulsa (County of), OK Industrial Authority (Broken Arrow Public Schools); Series 2016, RB	5.00%	09/01/2026	3,100	3,389,067
				7,563,050

Oregon–0.92%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020, Ref. RB	2.75%	11/15/2025	2,000	2,007,050
Multnomah (County of), OR; Series 2017, GO Bonds	5.00%	06/01/2023	6,960	7,554,650
Multnomah (County of), OR Hospital Facilities Authority (Green Bonds);
Series 2021 B, Ref. RB	1.20%	06/01/2028	1,100	1,100,185
Series 2021 B2, Ref. RB	0.95%	06/01/2027	2,835	2,835,343
Oregon (State of) Department of Transportation;
Series 2017 C, Ref. RB	5.00%	11/15/2025	3,525	4,207,024
Series 2017 C, Ref. RB	5.00%	11/15/2026	2,000	2,464,292

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                    Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon–(continued)
Portland (City of), OR; Series 2011 B, RB	5.25%	06/15/2029	$630	$ 631,674
Portland (City of), OR Community College District; Series 2013, GO Bonds	5.00%	06/15/2022	6,000	6,232,593
Salem-Keizer School District No. 24J; Series 2009 B, GO Bonds (CEP - Oregon School Bond Guaranty)(h)	0.00%	06/15/2023	2,500	2,493,062
Yamhill (County of), OR Hospital Authority (Friendsview); Series 2021 B-2, RB	2.13%	11/15/2027	500	501,860
				30,027,733

Pennsylvania–3.57%
Bethlehem (City of), PA; Series 2014, Ref. RB (INS - BAM)(g)	5.00%	11/15/2021	1,400	1,413,729
Boyertown Area School District; Series 2014, GO Bonds	5.00%	10/01/2043	5,225	5,596,531
Commonwealth Financing Authority;
Series 2015 A, RB	5.00%	06/01/2034	6,000	6,968,134
Series 2018, RB	5.00%	06/01/2025	5,500	6,418,647
Series 2018, RB	5.00%	06/01/2026	2,000	2,409,064
Delaware River Port Authority; Series 2013, RB	5.00%	01/01/2031	1,320	1,462,900
Delaware Valley Regional Financial Authority; Series 2018 B, RB (SIFMA Municipal Swap Index + 0.42%)(a)(b)	0.44%	09/01/2022	4,000	3,995,120
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(d)(e)	0.02%	06/01/2037	5,020	5,020,000
Lancaster (City of), PA Industrial Development Authority (Willow Valley Retirement); Series 2009 B, VRD RB (LOC - PNC Bank N.A.)(d)(e)	0.02%	12/01/2039	5,000	5,000,000
Lancaster (County of), PA Hospital Authority (Masonic Villages); Series 2008 D, Ref. VRD RB (LOC - JP Morgan Chase Bank N.A.)(d)(e)	0.02%	07/01/2034	4,605	4,605,000
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2018 A, Ref. RB	5.00%	09/01/2022	1,350	1,412,875
Series 2018 A, Ref. RB	5.00%	09/01/2023	1,050	1,144,820
Series 2018 A, Ref. RB	5.00%	09/01/2024	1,000	1,133,298
Series 2018 C, RB (SIFMA Municipal Swap Index + 0.72%)(a)(b)	0.74%	09/01/2023	4,700	4,700,208
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.);
Series 2012, Ref. IDR(a)(c)	5.00%	05/15/2022	2,000	2,068,973
Series 2012, Ref. RB(a)(c)	5.00%	05/15/2022	1,000	1,034,486
Pennsylvania (Commonwealth of);
First Series 2016, Ref. GO Bonds	5.00%	09/15/2026	5,000	6,121,631
First Series 2016, Ref. GO Bonds	5.00%	02/01/2028	1,690	2,018,981
Second Series 2016, GO Bonds	5.00%	09/15/2028	2,455	2,996,138
Series 2013, GO Bonds	5.00%	10/15/2032	1,475	1,620,680
Series 2018 A, Ref. COP	5.00%	07/01/2023	500	544,147
Series 2018 A, Ref. COP	5.00%	07/01/2025	500	580,199
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds); Series 2021, Ref. RB	3.00%	10/01/2051	13,750	14,978,319
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2011 A, RB	5.00%	12/01/2022	1,500	1,591,061
Series 2011 A, RB	5.00%	12/01/2023	1,500	1,662,866
Series 2014 C, RB	5.00%	12/01/2032	2,850	3,268,002
Series 2014 C, RB	5.00%	12/01/2033	1,325	1,518,127
Series 2014, Ref. RB	5.00%	12/01/2033	5,000	5,734,024
Series 2019 A, RB	5.00%	12/01/2026	1,000	1,229,125
Series 2019 A, RB	5.00%	12/01/2027	1,500	1,891,607
Series 2019 A, RB	5.00%	12/01/2028	2,000	2,584,350
Philadelphia (City of), PA;
Series 2017 A, Ref. GO Bonds	5.00%	08/01/2023	1,000	1,093,263
Series 2019 B, GO Bonds	5.00%	02/01/2024	850	946,936
Series 2019 B, GO Bonds	5.00%	02/01/2025	1,000	1,158,081
Series 2019 B, GO Bonds	5.00%	02/01/2026	1,200	1,438,245
Philadelphia (City of), PA Gas Works;
Series 2015, Ref. RB	5.00%	08/01/2022	2,250	2,349,023
Series 2015, Ref. RB	5.00%	08/01/2023	4,000	4,365,770
Philadelphia (City of), PA Industrial Development Authority (Discovery Charter School); Series 2012, RB	5.50%	04/01/2027	1,320	1,348,602

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                    Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pittsburgh (City of), PA Water & Sewer Authority; Series 2019 A, RB (INS - AGM)(g)	5.00%	09/01/2024	$1,000	$ 1,137,793
				116,560,755

Puerto Rico–1.78%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	1,025	1,032,207
Series 2002, RB	5.50%	05/15/2039	7,000	7,187,946
Series 2002, RB	5.63%	05/15/2043	900	905,359
Puerto Rico (Commonwealth of);
Series 2003 A, GO Bonds (INS - AGC)(g)	5.00%	07/01/2027	1,485	1,508,961
Series 2003 C-7, Ref. GO Bonds (INS - NATL)(g)	6.00%	07/01/2027	3,400	3,519,849
Series 2004 A, GO Bonds (INS - AGC)(g)	5.00%	07/01/2029	250	254,034
Series 2007 A, GO Bonds (INS - AGC)(g)	5.00%	07/01/2023	335	340,405
Series 2011 A, Ref. GO Bonds (INS - AGM)(g)	5.25%	07/01/2024	8,415	8,560,930
Puerto Rico (Commonwealth of) Convention Center District Authority;
Series 2006 A, RB (INS - AGC)(g)	5.00%	07/01/2027	295	299,760
Series 2006 A, RB (INS - AMBAC)(g)	5.00%	07/01/2031	1,500	1,538,863
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2004 PP, Ref. RB (INS - NATL)(g)	5.00%	07/01/2025	300	308,551
Series 2005 RR, RB (INS - SGI)(g)	5.00%	07/01/2026	4,000	4,005,600
Series 2005 SS, Ref. RB (INS - NATL)(g)	5.00%	07/01/2024	5,645	5,776,619
Series 2005 SS, Ref. RB (INS - NATL)(g)	5.00%	07/01/2025	355	365,118
Series 2007 TT, RB (INS - NATL)(g)	5.00%	07/01/2023	225	229,080
Series 2007 TT, RB (INS - NATL)(g)	5.00%	07/01/2026	270	277,696
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 1998 A, RB (INS - NATL)(g)	4.75%	07/01/2038	1,220	1,240,887
Series 2002 D, RB (INS - AGM)(g)	5.00%	07/01/2027	615	624,923
Series 2002 D, RB (INS - AGM)(g)	5.00%	07/01/2032	435	442,019
Series 2003, RB (INS - AGC)(g)	5.00%	07/01/2028	1,070	1,087,265
Series 2004 J, RB (INS - NATL)(g)	5.00%	07/01/2029	1,575	1,619,891
Series 2007 M, RB (INS - AGC)(g)	5.00%	07/01/2032	160	163,482
Series 2007 M, RB (INS - AGC)(g)	5.00%	07/01/2037	280	287,710
Puerto Rico (Commonwealth of) Infrastructure Financing Authority; Series 2006 B, RB (INS - AGC)(g)	5.00%	07/01/2023	100	101,613
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities);
Series 2007 M-3, Ref. RB (INS - NATL)(g)	6.00%	07/01/2024	300	309,511
Series 2007 M-3, Ref. RB (INS - NATL)(g)	6.00%	07/01/2027	1,145	1,185,361
Series 2007 M-3, Ref. RB (INS - NATL)(g)	6.00%	07/01/2028	100	103,628
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(h)	0.00%	07/01/2024	9,852	9,517,379
Series 2018 A-1, RB(h)	0.00%	07/01/2027	5,752	5,309,854
				58,104,501

Rhode Island–0.34%
Rhode Island Health & Educational Building Corp. (University of Rhode Island - Auxiliary Enterprise); Series 2009 B, RB (INS - AGC)(g)	5.25%	09/15/2029	1,265	1,270,090
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2026	2,435	2,834,651
Series 2015 A, Ref. RB	5.00%	06/01/2027	3,600	4,174,105
Series 2015 A, Ref. RB	5.00%	06/01/2028	1,920	2,216,771
Series 2015 B, Ref. RB	2.25%	06/01/2041	510	542,902
				11,038,519

South Carolina–1.26%
Greenville (City of), SC Health System; Series 2014 B, RB	4.00%	05/01/2044	620	666,636
Patriots Energy Group Financing Agency; Series 2018 A, RB(a)	4.00%	02/01/2024	8,750	9,476,029
SCAGO Educational Facilities Corp. for Pickens School District; Series 2015, Ref. RB	5.00%	12/01/2026	2,250	2,617,878
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2018 A, Ref. RB	5.00%	05/01/2025	1,500	1,742,594

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                    Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–(continued)
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group);
Series 2018 A, Ref. RB	5.00%	05/01/2024	$1,000	$1,120,835
Series 2018 C, VRD RB(d)	0.11%	05/01/2048	10,000	10,000,000
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2011 C, Ref. RB(a)(c)	5.00%	12/01/2021	350	354,202
South Carolina Transportation Infrastructure Bank;
Series 2012 A, Ref. RB(a)(c)	5.00%	10/01/2021	10,000	10,039,535
Series 2012 B, Ref. RB(a)(c)	5.00%	10/01/2022	5,000	5,263,962
				41,281,671

Tennessee–2.37%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group);
Series 2018 A, Ref. RB	5.00%	07/01/2023	1,800	1,956,847
Series 2018 A, Ref. RB	5.00%	07/01/2024	2,000	2,171,961
Series 2018 A, Ref. RB	5.00%	07/01/2025	2,000	2,170,806
Series 2018 A, Ref. RB	5.00%	07/01/2032	2,950	3,198,535
Series 2018 A, Ref. RB	5.00%	07/01/2034	300	324,929
Jackson (City of), TN (Jackson-Madison County Hospital); Series 2015, Ref. RB	5.00%	04/01/2029	1,550	1,781,280
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Lipscomb University); Series 2016 A, Ref. RB	5.00%	10/01/2021	745	747,651
Shelby (County of), TN Health, Educational & Housing Facilities Board (Methodist Le Bonheur
Healthcare); Series 2017 A, RB	5.00%	05/01/2024	1,840	2,059,728
Tennessee Energy Acquisition Corp.;
Series 2006 A, RB	5.25%	09/01/2021	4,385	4,385,000
Series 2006 A, RB	5.25%	09/01/2023	39,950	43,831,774
Series 2017 A, RB(a)	4.00%	05/01/2023	3,420	3,612,773
Series 2018, RB(a)	4.00%	11/01/2025	4,000	4,535,420
Series 2021 A, RB(a)	5.00%	11/01/2031	5,000	6,681,230
				77,457,934

Texas–9.01%
Austin (City of), TX Electric Utility System; Series 2012, RB	4.00%	11/15/2037	150	155,870
Austin Convention Enterprises, Inc.;
Series 2017, Ref. RB	5.00%	01/01/2022	350	354,282
Series 2017, Ref. RB	5.00%	01/01/2025	500	557,855
Series 2017, Ref. RB	5.00%	01/01/2025	400	437,393
Central Texas Regional Mobility Authority; Series 2018, RB	4.00%	01/01/2022	2,500	2,508,458
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, RB	5.00%	08/15/2023	395	422,330
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport);
Series 2013 B, RB	5.00%	11/01/2044	305	321,332
Series 2013 F, Ref. RB	5.25%	11/01/2033	4,490	4,966,645
Series 2014 A, RB	5.00%	11/01/2032	1,330	1,460,984
Dallas-Fort Worth (Cities of), TX International Airport; Series 2012 C, Ref. RB	5.00%	11/01/2045	715	720,415
Denton Independent School District; Series 2015, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2024	6,685	7,624,955
DeSoto Independent School District; Series 2016 B, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2033	1,000	1,134,892
Dickinson Independent School District; Series 2000, Ref. GO Bonds (CEP - Texas Permanent School Fund)	6.00%	02/15/2028	11,370	13,565,044
Fort Bend County Municipal Utility District No. 58; Series 2018 B, GO Bonds (INS - AGM)(g)	4.00%	04/01/2041	525	551,922
Frisco Independent School District; Series 2016 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2025	2,500	2,958,297
Grand Parkway Transportation Corp. (TELA Supported); Series 2018 B, RB(a)	5.00%	10/01/2023	5,000	5,472,998
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(d)	0.01%	11/01/2041	119,340	119,340,000
Hale Center Education Facilities Corp. (Wayland Baptist); Series 2010, Ref. RB	5.00%	03/01/2035	800	808,643
Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(d)(e)	0.02%	02/15/2042	3,065	3,065,000
Harris (County of), TX Metropolitan Transit Authority; Series 2017 B, Ref. RB	5.00%	11/01/2025	3,040	3,624,855
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System);
Series 2013 A, Ref. RB	5.00%	12/01/2023	1,625	1,719,219
Series 2014 A, RB(a)(c)	5.00%	12/01/2024	1,445	1,667,344

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                     Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area); Series 2013 A, Ref. RB	5.00%	06/01/2022	$855	$872,938
Houston (City of), TX;
Series 2014 C, Ref. RB	5.00%	05/15/2024	3,685	4,165,270
Series 2016 A, Ref. GO Bonds	5.00%	03/01/2024	3,060	3,428,743
Series 2017 A, Ref. GO Bonds	5.00%	03/01/2028	5,350	6,601,938
Houston (City of), TX (Combined Utility System); Series 2004 B-3, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(d)(e)	0.02%	05/15/2034	250	250,000
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2012 A, RB	5.00%	02/15/2042	250	253,819
Houston Independent School District; Series 2016 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2025	3,750	4,365,721
Leander Independent School District; Series 2014 D, Ref. GO Bonds (CEP - Texas Permanent School Fund)(h)	0.00%	08/15/2027	5,675	5,036,152
Lone Star College System; Series 2016, Ref. RB	5.00%	08/15/2031	1,030	1,205,989
Love Field Airport Modernization Corp. (Southwest Airlines Co.); Series 2010, RB	5.25%	11/01/2040	3,000	3,010,953
Lower Colorado River Authority (LCRA Transmission Services Corp.);
Series 2018, Ref. RB	5.00%	05/15/2023	1,900	2,055,873
Series 2018, Ref. RB	5.00%	05/15/2024	2,430	2,737,544
Lower Neches Valley Authority Industrial Development Corp. (Exxonmobil ); Series 2010, VRD RB(d)	0.01%	11/01/2038	9,300	9,300,000
North East Texas Regional Mobility Authority; Series 2016, RB	5.00%	01/01/2026	1,870	2,213,964
North Texas Tollway Authority;
Series 2015 A, Ref. RB	5.00%	01/01/2030	2,000	2,294,062
Series 2015 B, Ref. RB	5.00%	01/01/2040	700	743,169
Series 2019 B, Ref. RB	5.00%	01/01/2025	2,000	2,309,870
Northside Independent School District (School Building); Series 2012, GO Bonds (CEP - Texas Permanent School Fund)(a)	1.75%	06/01/2032	2,700	2,703,338
Porter (City of), TX Municipal Utility District; Series 2016, GO Bonds (INS - AGM)(g)	4.00%	03/01/2038	800	846,803
San Antonio (City of), TX;
Series 2016, RB(c)	5.00%	02/01/2023	5,345	5,708,624
Series 2016, RB	5.00%	02/01/2023	1,155	1,235,065
San Antonio (City of), TX Water System; Series 2013 B, Ref. RB	5.00%	05/15/2031	2,720	2,935,363
San Antonio Independent School District; Series 2019, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2025	5,400	6,387,583
Sienna Plantation Management District;
Series 2021, GO Bonds (INS - BAM)(g)	2.00%	10/15/2029	535	548,366
Series 2021, GO Bonds (INS - BAM)(g)	2.00%	10/15/2030	555	565,466
Series 2021, GO Bonds (INS - BAM)(g)	2.00%	10/15/2031	575	583,308
Series 2021, GO Bonds (INS - BAM)(g)	2.00%	10/15/2032	595	601,368
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health); Series 2018 A, Ref. RB	5.00%	07/01/2024	1,850	2,085,772
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children’s Medical Center);
Series 2014, RB	5.00%	12/01/2039	300	330,144
Texas (State of);
Series 2006 B, VRD GO Bonds(d)	0.02%	04/01/2036	21,860	21,860,000
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2023	5,000	5,508,207
Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2012 A, Ref. RB	4.00%	08/15/2038	250	257,769
Texas (State of) Water Development Board (State Water Implementation Fund); Series 2018 A, RB	5.00%	10/15/2022	2,500	2,637,521
Series 2018 A, RB	5.00%	10/15/2024	2,500	2,870,756
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	4,330	5,079,457
Texas State University Board of Regents;
Series 2017 A, Ref. RB	5.00%	03/15/2023	2,150	2,311,420
Series 2017 A, Ref. RB	5.00%	03/15/2024	4,000	4,484,902
University of Texas System Board of Regents; Series 2008 B, VRD RB(d)	0.01%	08/01/2025	300	300,000
				294,125,970

Utah–0.80%
Murray (City of), UT (IHC Health Services, Inc.); Series 2005 B, VRD RB(d)	0.01%	05/15/2037	5,835	5,835,000
Utah (County of), UT (IHC Health Services, Inc.); Series 2018 B, RB(a)	5.00%	08/01/2024	4,000	4,457,198

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                     Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–(continued)
Weber (County of), UT (IHC Health Services, Inc.);
Series 2000 A, VRD RB(d)	0.01%	02/15/2031	$4,400	$4,400,000
Series 2000 C, VRD RB(d)	0.01%	02/15/2035	11,540	11,540,000
				26,232,198

Virgin Islands–0.26%
Virgin Islands (Government of) Public Finance Authority;
Series 2010 A, RB (INS - AGM)(g)	5.00%	10/01/2029	215	222,031
Series 2015, RB(f)	5.00%	09/01/2022	2,220	2,311,780
Series 2015, RB(f)	5.00%	09/01/2023	1,750	1,891,236
Series 2015, RB(f)	5.00%	09/01/2024	1,650	1,843,226
Series 2015, RB(f)	5.00%	09/01/2025	1,500	1,724,156
Virgin Islands (Government of) Water & Power Authority (Electric System); Series 2010 B, RB (INS - AGM)(g)	5.00%	07/01/2022	470	474,238
				8,466,667

Virginia–1.85%
Chesapeake Bay Bridge & Tunnel District; Series 2019, RAN	5.00%	11/01/2023	17,645	19,435,226
Fairfax (County of), VA Economic Development Authority (Wiehle Ave Metrorail Station); Series 2020, Ref. RB	5.00%	08/01/2027	1,400	1,750,148
Norfolk (City of), VA; Series 2007, VRD GO Bonds(d)	0.02%	08/01/2037	5,450	5,450,000
Stafford (County of) & Staunton (City of), VA Industrial Development Authority; Series 2008 B, RB	6.50%	08/01/2028	1,050	1,050,629
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs); Series 2015 A, RB	5.00%	02/01/2024	4,075	4,554,423
Virginia (State of) Housing Development Authority; Series 2012 C-2, RB	3.45%	04/01/2038	4,970	5,122,799
Virginia Commonwealth Transportation Board;
Series 2016, RB	5.00%	03/15/2024	1,500	1,681,838
Series 2016, RB	5.00%	09/15/2024	1,015	1,161,157
Series 2017 A, Ref. RB	5.00%	05/15/2024	5,395	6,090,304
Series 2017, RB	5.00%	05/15/2025	5,640	6,610,635
Series 2017, Ref. RB	5.00%	09/15/2023	5,000	5,490,081
York (County of), VA Economic Development Authority; Series 2009 A, Ref. PCR(a)	1.90%	06/01/2023	2,000	2,046,024
				60,443,264

Washington–1.63%
Energy Northwest (No. 3); Series 2018 C, Ref. RB	5.00%	07/01/2023	4,000	4,355,497
Seattle (City of), WA; Series 2015 A, Ref. GO Bonds	5.00%	06/01/2023	4,000	4,342,490
Seattle (Port of), WA; Series 2015 B, Ref. RB	5.00%	03/01/2022	1,205	1,234,379
Washington (State of); Series 1998 C, GO Bonds	5.50%	07/01/2023	1,925	2,064,702
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2013, RB (SIFMA Municipal Swap Index + 1.40%)(a)(b)	1.42%	01/01/2025	5,650	5,682,669
Washington (State of) Health Care Facilities Authority (Fred Hutchinson Cancer Research Center); Series 2017, Ref. RB (67% of 1 mo. USD LIBOR + 1.10%)(a)(b)	1.16%	07/01/2022	5,000	5,009,905
Washington (State of) Health Care Facilities Authority (Providence Health & Services); Series 2012 A, RB	5.00%	10/01/2032	1,940	2,040,213
Series 2012 A, RB	4.00%	10/01/2034	2,010	2,090,888
Washington (State of) Housing Finance Commission; Series 2021-1, Class A, Ctfs.	3.50%	12/20/2035	6,080	7,144,946
Washington (State of) Housing Finance Commission (Artspace Everett Lofts); Series 2008 B, VRD RB(d)	0.02%	12/01/2041	3,200	3,200,000
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD RB (LOC - FHLB of San Francisco)(d)(e)	0.02%	09/01/2049	2,175	2,175,000
Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD RB (LOC - FHLB of San Francisco)(d)(e)	0.02%	11/01/2047	1,235	1,235,000
Washington (State of) Tobacco Settlement Authority;
Series 2018, Ref. RB	5.00%	06/01/2023	2,500	2,704,298
Series 2018, Ref. RB	5.00%	06/01/2024	3,750	4,054,654
Washington Health Care Facilities Authority (CommonSpirit Health); Series 2019 B-3, Ref. RB(a)	5.00%	08/01/2026	5,000	5,927,686
				53,262,327

West Virginia–0.29%
Mason (County of), WV (Appalachian Power Co.); Series 2003 L, PCR	2.75%	10/01/2022	2,500	2,566,262

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                     Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

West Virginia–(continued)
West Virginia (State of) Economic Development Authority; Series 2017, Ref. RB	5.00%	06/15/2027	$5,610	$6,942,407
				9,508,669

Wisconsin–0.29%
Public Finance Authority (Barton College); Series 2018 A, RB	5.00%	03/01/2028	1,335	1,460,229
Wisconsin (State of); Series 2017-1, Ref. RB	5.00%	07/01/2025	3,790	4,468,765
Wisconsin (State of) Health & Educational Facilities Authority (Advocate Aurora Health Credit Group); Series 2018 B-3, Ref. RB(a)	5.00%	01/31/2024	2,495	2,775,689
Wisconsin (State of) Health & Educational Facilities Authority (Gundersen Lutheran); Series 2012, RB	5.00%	11/15/2044	685	723,146
				9,427,829

Wyoming–0.03%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB(c)	5.00%	01/01/2024	1,000	1,111,548
TOTAL INVESTMENTS IN SECURITIES(i)-100.73% (Cost $3,190,902,730)				3,290,011,150
OTHER ASSETS LESS LIABILITIES-(0.73)%				(23,896,572)
NET ASSETS-100.00%				$3,266,114,578

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
CPI	– Consumer Price Index
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Company
FHLB	– Federal Home Loan Bank
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
SIFMA	– Securities Industry and Financial Markets Association
USD	– U.S. Dollar
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2021.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2021.

(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2021 was $37,090,372, which represented 1.14% of the Fund’s Net Assets.

(g)	Principal and/or interest payments are secured by the bond insurance company listed.
(h)	Zero coupon bond issued at a discount.
(i)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                     Invesco Limited Term Municipal Income Fund

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2021

Revenue Bonds	54.7%

Other	31.6

General Obligation Bonds	10.4

Pre-Refunded Bonds	3.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                     Invesco Limited Term Municipal Income Fund

Statement of Assets and Liabilities

August 31, 2021

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $3,190,902,730)	$3,290,011,150

Cash	1,177,859

Receivable for:
Investments sold	740,128

Fund shares sold	9,568,394

Interest	22,678,917

Investment for trustee deferred compensation and retirement plans	246,899

Other assets	575,412

Total assets	3,324,998,759

Liabilities:
Payable for:
Investments purchased	53,294,453

Dividends	985,815

Fund shares reacquired	3,254,969

Accrued fees to affiliates	888,416

Accrued interest expense	16,612

Accrued trustees’ and officers’ fees and benefits	2,539

Accrued other operating expenses	163,391

Trustee deferred compensation and retirement plans	277,986

Total liabilities	58,884,181

Net assets applicable to shares outstanding	$3,266,114,578

Net assets consist of:
Shares of beneficial interest	$3,211,698,958

Distributable earnings	54,415,620

$3,266,114,578

Net Assets:
Class A	$1,550,197,641

Class A2	$32,633,980

Class C	$84,787,743

Class Y	$1,132,834,766

Class R5	$1,986,003

Class R6	$463,674,445

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	134,335,741

Class A2	2,826,317

Class C	7,350,804

Class Y	98,212,764

Class R5	172,117

Class R6	40,206,706

Class A:
Net asset value per share	$11.54

Maximum offering price per share (Net asset value of $11.54 ÷ 97.50%)	$11.84

Class A2:
Net asset value per share	$11.55

Maximum offering price per share (Net asset value of $11.55 ÷ 99.00%)	$11.67

Class C:
Net asset value and offering price per share	$11.53

Class Y:
Net asset value and offering price per share	$11.53

Class R5:
Net asset value and offering price per share	$11.54

Class R6:
Net asset value and offering price per share	$11.53

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                     Invesco Limited Term Municipal Income Fund

Statement of Operations

For the six months ended August 31, 2021

(Unaudited)

Investment income:
Interest	$26,865,922

Expenses:
Advisory fees	3,475,616

Administrative services fees	213,536

Custodian fees	2,057

Distribution fees:

Class A	1,878,753

Class C	457,491

Interest, facilities and maintenance fees	608,974

Transfer agent fees – A, A2, C and Y	885,969

Transfer agent fees – R5	672

Transfer agent fees – R6	23,552

Trustees’ and officers’ fees and benefits	25,997

Registration and filing fees	153,065

Reports to shareholders	58,053

Professional services fees	38,205

Other	35,703

Total expenses	7,857,643

Less: Expense offset arrangement(s)	(128)

Net expenses	7,857,515

Net investment income	19,008,407

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities	(271,359)

Change in net unrealized appreciation of unaffiliated investment securities	6,299,163

Net realized and unrealized gain	6,027,804

Net increase in net assets resulting from operations	$25,036,211

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                     Invesco Limited Term Municipal Income Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2021 and the year ended February 28, 2021

(Unaudited)

	August 31, 2021	February 28, 2021

Operations:
Net investment income	$ 19,008,407	$ 43,037,137

Net realized gain (loss)	(271,359)	(3,108,319)

Change in net unrealized appreciation	6,299,163	3,484,219

Net increase in net assets resulting from operations	25,036,211	43,413,037

Distributions to shareholders from distributable earnings:
Class A	(9,357,882)	(21,222,710)

Class A2	(246,843)	(714,915)

Class C	(230,775)	(1,033,730)

Class Y	(7,922,390)	(15,983,189)

Class R5	(15,811)	(46,218)

Class R6	(3,128,080)	(5,887,862)

Total distributions from distributable earnings	(20,901,781)	(44,888,624)

Share transactions–net:
Class A	133,963,955	297,980,725

Class A2	(297,683)	(14,489,884)

Class C	(11,158,528)	(13,051,730)

Class Y	140,089,583	271,135,135

Class R5	(182,508)	(212,009)

Class R6	115,555,251	81,943,997

Net increase in net assets resulting from share transactions	377,970,070	623,306,234

Net increase in net assets	382,104,500	621,830,647

Net assets:
Beginning of period	2,884,010,078	2,262,179,431

End of period	$3,266,114,578	$2,884,010,078

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                     Invesco Limited Term Municipal Income Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 08/31/21	$11.52	$0.07	$0.02	$0.09	$(0.07)	$11.54	0.81%	$1,550,198	0.62	%(d)	0.62	%(d)	0.58	%(d)	1.11	%(d)	9%
Year ended 02/28/21	11.52	0.19	0.01	0.20	(0.20)	11.52	1.75	1,414,161	0.62		0.62		0.61		1.65		19
Year ended 02/29/20	11.25	0.22	0.30	0.52	(0.25)	11.52	4.68	1,115,905	0.61		0.61		–		1.98		26
Year ended 02/28/19	11.22	0.24	0.02	0.26	(0.23)	11.25	2.38	1,033,140	0.63		0.63		–		2.17		45
Year ended 02/28/18	11.31	0.21	(0.10)	0.11	(0.20)	11.22	0.93	1,048,359	0.62		0.62		–		1.86		20
Year ended 02/28/17	11.57	0.21	(0.27)	(0.06)	(0.20)	11.31	(0.51)	1,274,653	0.60		0.60		–		1.79		29
Class A2
Six months ended 08/31/21	11.53	0.08	0.03	0.11	(0.09)	11.55	0.93	32,634	0.37	(d)	0.37	(d)	0.33	(d)	1.36	(d)	9
Year ended 02/28/21	11.53	0.22	0.01	0.23	(0.23)	11.53	2.00	32,880	0.37		0.37		0.36		1.90		19
Year ended 02/29/20	11.25	0.25	0.31	0.56	(0.28)	11.53	5.02	47,719	0.36		0.36		–		2.23		26
Year ended 02/28/19	11.22	0.27	0.02	0.29	(0.26)	11.25	2.64	52,007	0.38		0.38		–		2.42		45
Year ended 02/28/18	11.31	0.24	(0.11)	0.13	(0.22)	11.22	1.18	57,533	0.37		0.37		–		2.11		20
Year ended 02/28/17	11.58	0.23	(0.27)	(0.04)	(0.23)	11.31	(0.35)	72,115	0.35		0.35		–		2.04		29
Class C
Six months ended 08/31/21	11.52	0.02	0.02	0.04	(0.03)	11.53	0.34	84,788	1.37	(d)	1.37	(d)	1.33	(d)	0.36	(d)	9
Year ended 02/28/21	11.52	0.10	0.01	0.11	(0.11)	11.52	0.99	95,786	1.37		1.37		1.36		0.90		19
Year ended 02/29/20	11.24	0.14	0.31	0.45	(0.17)	11.52	3.99	108,818	1.36		1.36		–		1.23		26
Year ended 02/28/19	11.21	0.16	0.02	0.18	(0.15)	11.24	1.61	95,674	1.38		1.38		–		1.42		45
Year ended 02/28/18	11.30	0.13	(0.11)	0.02	(0.11)	11.21	0.18	304,861	1.37		1.37		–		1.11		20
Year ended 02/28/17	11.56	0.12	(0.26)	(0.14)	(0.12)	11.30	(1.26)	390,826	1.35		1.35		–		1.04		29
Class Y
Six months ended 08/31/21	11.52	0.08	0.02	0.10	(0.09)	11.53	0.84	1,132,835	0.37	(d)	0.37	(d)	0.33	(d)	1.36	(d)	9
Year ended 02/28/21	11.52	0.22	0.01	0.23	(0.23)	11.52	2.00	991,334	0.37		0.37		0.36		1.90		19
Year ended 02/29/20	11.24	0.25	0.31	0.56	(0.28)	11.52	5.02	721,346	0.36		0.36		–		2.23		26
Year ended 02/28/19	11.21	0.27	0.02	0.29	(0.26)	11.24	2.64	677,051	0.38		0.38		–		2.42		45
Year ended 02/28/18	11.30	0.24	(0.11)	0.13	(0.22)	11.21	1.18	737,222	0.37		0.37		–		2.11		20
Year ended 02/28/17	11.56	0.23	(0.26)	(0.03)	(0.23)	11.30	(0.27)	801,182	0.35		0.35		–		2.04		29
Class R5
Six months ended 08/31/21	11.52	0.08	0.03	0.11	(0.09)	11.54	0.93	1,986	0.36	(d)	0.36	(d)	0.32	(d)	1.37	(d)	9
Year ended 02/28/21	11.51	0.23	0.01	0.24	(0.23)	11.52	2.14	2,165	0.25		0.25		0.23		2.02		19
Year ended 02/29/20	11.23	0.26	0.31	0.57	(0.29)	11.51	5.10	2,377	0.29		0.29		–		2.30		26
Year ended 02/28/19	11.21	0.27	0.01	0.28	(0.26)	11.23	2.54	2,812	0.38		0.38		–		2.42		45
Year ended 02/28/18	11.30	0.24	(0.11)	0.13	(0.22)	11.21	1.18	10,237	0.37		0.37		–		2.11		20
Year ended 02/28/17	11.57	0.23	(0.27)	(0.04)	(0.23)	11.30	(0.33)	10,893	0.35		0.35		–		2.04		29
Class R6
Six months ended 08/31/21	11.51	0.08	0.03	0.11	(0.09)	11.53	0.96	463,674	0.31	(d)	0.31	(d)	0.27	(d)	1.42	(d)	9
Year ended 02/28/21	11.51	0.23	0.01	0.24	(0.24)	11.51	2.08	347,684	0.30		0.30		0.28		1.97		19
Year ended 02/29/20	11.24	0.26	0.30	0.56	(0.29)	11.51	5.01	266,014	0.28		0.28		–		2.31		26
Year ended 02/28/19	11.21	0.28	0.02	0.30	(0.27)	11.24	2.71	211,774	0.30		0.30		–		2.50		45
Period ended 02/28/18(e)	11.30	0.22	(0.10)	0.12	(0.21)	11.21	1.10	167,084	0.29	(d)	0.29	(d)	–		2.19	(d)	20

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	Commencement date of April 4, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                     Invesco Limited Term Municipal Income Fund

Notes to Financial Statements

August 31, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Limited Term Municipal Income Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is federal tax-exempt current income.

The Fund currently consists of six different classes of shares: Class A, Class A2, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A and Class A2 shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

As of the close of business on October 30, 2002, Class A2 shares are closed to new investors.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to

30                     Invesco Limited Term Municipal Income Fund

shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Interest, Facilities and Maintenance Fees - Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining the credit agreement.

H.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Other Risks - The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

K.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.300%
Over $500 million up to and including $1 billion	0.250%
Over $1 billion	0.200%

For the six months ended August 31, 2021, the effective advisory fee rate incurred by the Fund was 0.22%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class A2, Class C, Class Y, Class R5 and Class R6 shares to 1.50%, 1.25%, 2.25%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company

31                     Invesco Limited Term Municipal Income Fund

(“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class A2, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of the Class A and Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own Class A and Class C shares of the Fund. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A and Class A2 shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2021, IDI advised the Fund that IDI retained $94,014 and $72 in front-end sales commissions from the sale of Class A and Class A2 shares, respectively, and $146,006, $0 and $4,739 from Class A, Class A2 and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2021, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2021, the Fund engaged in securities purchases of $157,330,953 and securities sales of $65,700,484, which did not result in any net realized gains (losses).

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $128.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances and Borrowings

The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Funds in a committed secured borrowing facility that permits borrowings up to $2.0 billion, collectively by certain Funds, and which will expire on February 24, 2022. The revolving credit and security agreement is secured by the assets of the Fund. At August 31, 2021, the Fund had no borrowings outstanding under this agreement.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such

32                     Invesco Limited Term Municipal Income Fund

overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2021, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$25,886,813	$16,974,899	$42,861,712

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2021 was $351,841,828 and $168,495,729, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$101,082,707

Aggregate unrealized (depreciation) of investments	(1,453,497)

Net unrealized appreciation of investments	$99,629,210

Cost of investments for tax purposes is $3,190,381,940.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended August 31, 2021(a)		Year ended February 28, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	25,199,080	$291,115,759	52,515,714	$602,098,982

Class A2	12,659	146,270	24,204	275,785

Class C	295,958	3,416,790	2,431,646	27,554,467

Class Y	26,717,077	308,482,451	52,535,212	602,125,737

Class R5	2,035	23,525	26,835	306,937

Class R6	12,211,668	140,977,260	12,417,909	142,331,858

Issued as reinvestment of dividends:
Class A	623,321	7,198,178	1,400,293	16,039,267

Class A2	14,271	164,895	38,461	440,446

Class C	16,525	190,745	76,002	868,804

Class Y	397,370	4,586,907	837,071	9,586,526

Class R5	370	4,267	1,485	16,971

Class R6	233,426	2,694,498	442,950	5,070,599

Automatic conversion of Class C shares to Class A shares:
Class A	144,560	1,670,047	401,602	4,627,748

Class C	(144,656)	(1,670,047)	(401,690)	(4,627,748)

33                     Invesco Limited Term Municipal Income Fund

	Summary of Share Activity

	Six months ended August 31, 2021(a)		Year ended February 28, 2021
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(14,370,546)	$(166,020,029)	(28,425,706)	$(324,785,272)

Class A2	(52,671)	(608,848)	(1,349,711)	(15,206,115)

Class C	(1,134,203)	(13,096,016)	(3,237,000)	(36,847,253)

Class Y	(14,981,953)	(172,979,775)	(29,928,053)	(340,577,128)

Class R5	(18,201)	(210,300)	(46,889)	(535,917)

Class R6	(2,435,425)	(28,116,507)	(5,766,759)	(65,458,460)

Net increase in share activity	32,730,665	$377,970,070	53,993,576	$623,306,234

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 70% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

34                     Invesco Limited Term Municipal Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2021 through August 31, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,008.10	$3.14	$1,022.08	$3.16	0.62%
Class A2	1,000.00	1,009.30	1.87	1,023.34	1.89	0.37
Class C	1,000.00	1,003.40	6.92	1,018.30	6.97	1.37
Class Y	1,000.00	1,008.40	1.87	1,023.34	1.89	0.37
Class R5	1,000.00	1,009.30	1.82	1,023.39	1.84	0.36
Class R6	1,000.00	1,009.60	1.57	1,023.64	1.58	0.31

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2021 through August 31, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

35                     Invesco Limited Term Municipal Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Limited Term Municipal Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

36                     Invesco Limited Term Municipal Income Fund

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond Investment Grade Short Intermediate Index (Index). The Board noted that performance of Class A2 shares of the Fund was in the third quintile of its performance universe for the one and five year periods and the fourth quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A2 shares of the Fund was reasonably comparable to the performance of the Index for the one and five year periods and below the performance of the Index for the three year period. The Board noted that underweight allocation to local general obligation bonds and certain sectors and state domiciled bonds negatively affected Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A2 shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board requested and received additional information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

37                     Invesco Limited Term Municipal Income Fund

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

38                     Invesco Limited Term Municipal Income Fund

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Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-07890 and 033-66242	Invesco Distributors, Inc.	LTMI-SAR-1

Semiannual Report to Shareholders	August 31, 2021

Invesco Municipal Income Fund

Nasdaq:

A: VKMMX ∎ C: VMICX ∎ Y: VMIIX ∎ Investor: VMINX ∎ R6: VKMSX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
26	Financial Statements
29	Financial Highlights
30	Notes to Financial Statements
35	Fund Expenses
36	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED   |   MAY LOSE VALUE   |   NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/21 to 8/31/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.99%
Class C Shares	3.61
Class Y Shares	4.12
Investor Class Shares	3.96
Class R6 Shares	4.15
S&P Municipal Bond Index▼ (Broad Market Index)	2.50
S&P Municipal Bond 5+ Year Investment Grade Index▼ (Style-Specific Index)	2.99
Lipper General Municipal Debt Funds Index∎ (Peer Group Index)	3.39

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.
The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.
The S&P Municipal Bond 5+ Year Investment Grade Index seeks to measure the performance of investment-grade US municipal bonds with maturities equal to or greater than five years.
The Lipper General Municipal Debt Funds Index is an unmanaged index considered representative of general municipal debt funds tracked by Lipper.

   The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                     Invesco Municipal Income Fund

Average Annual Total Returns
As of 8/31/21, including maximum applicable sales charges

Class A Shares
Inception (8/1/90)	4.84%
10 Years	4.18
5 Years	2.61
1 Year	1.96

Class C Shares
Inception (8/13/93)	4.08%
10 Years	3.99
5 Years	2.73
1 Year	4.73

Class Y Shares
Inception (8/12/05)	4.29%
10 Years	4.89
5 Years	3.77
1 Year	6.84

Investor Class Shares
10 Years	4.72%
5 Years	3.61
1 Year	6.60

Class R6 Shares
10 Years	4.77%
5 Years	3.78
1 Year	6.91

Effective June 1, 2010, Class A, Class C and Class I shares of the predecessor fund, Van Kampen Municipal Income Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class C and Class Y shares, respectively, of Invesco Van Kampen Municipal Income Fund (renamed Invesco Municipal Income Fund). Returns shown above, prior to June 1, 2010, for Class A, Class C and Class Y are those for Class A Class C and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Investor Class shares incepted on July 15, 2013. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Investor Class and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                     Invesco Municipal Income Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid

Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

..

4                     Invesco Municipal Income Fund

Schedule of Investments

August 31, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–108.72%
Alabama–1.94%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$11,790	$13,995,338
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2035	4,200	4,516,524
Birmingham (City of), AL Water Works Board; Series 2015 A, Ref. RB(a)(b)(c)	5.00%	01/01/2025	10,005	11,587,459
Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB(b)	4.00%	12/01/2025	15,000	17,085,363
Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB(d)	5.75%	10/01/2049	5,000	6,015,832
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB(e)	5.50%	01/01/2043	900	600,266
Lower Alabama Gas District (The); Series 2016 A, RB(c)	5.00%	09/01/2046	6,000	8,926,601
Southeast Energy Authority A Cooperative District No. 2; Series 2021 B, RB(b)	4.00%	12/01/2031	3,750	4,637,133
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(f)	5.25%	05/01/2044	5,000	5,888,525
				73,253,041

Alaska–0.40%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services);
Series 2011 A, RB	5.00%	10/01/2040	1,250	1,254,551
Series 2011 A, RB	5.50%	10/01/2041	3,000	3,011,484
Alaska (State of) Municipal Bond Bank Authority; Series 2017 A, RB(c)	5.50%	10/01/2042	9,000	11,003,819
				15,269,854

Arizona–2.63%
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 A, Ref. RB(f)	5.25%	07/01/2047	4,500	5,185,786
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community); Series 2019 A, RB	5.00%	01/01/2043	2,045	2,153,098
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation); Series 2016, RB(f)	5.50%	07/01/2036	5,840	6,835,253
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB(f)	5.75%	07/15/2048	3,150	3,681,053
Arizona (State of) Industrial Development Authority (Social Bonds); Series 2020 A, RB	4.00%	11/01/2050	2,500	2,871,035
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2032	2,560	2,791,565
Series 2017, Ref. RB	5.00%	11/15/2036	2,200	2,386,220
Maricopa (County of), AZ Industrial Development Authority (Paradise Schools); Series 2016, Ref. RB(f)	5.00%	07/01/2036	2,500	2,839,934
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(f)	6.50%	07/01/2034	1,095	1,264,979
Phoenix (City of), AZ Industrial Development Authority (Rowan University);
Series 2012, RB	5.25%	06/01/2034	3,000	3,108,793
Series 2012, RB	5.00%	06/01/2042	5,000	5,161,132
Phoenix Civic Improvement Corp.;
Series 2019 A, RB	4.00%	07/01/2045	4,235	4,754,913
Series 2019, RB	5.00%	07/01/2049	13,155	16,498,621
Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2017, RB(f)	4.75%	06/15/2037	2,000	2,029,878
Series 2017, RB(f)	5.00%	06/15/2052	5,000	5,073,765
Pima (County of), AZ Industrial Development Authority (Desert Heights Charter School);
Series 2014, Ref. RB	7.00%	05/01/2034	1,000	1,098,117
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy);
Series 2018, RB(f)	5.25%	07/01/2048	5,000	5,252,895
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	15,155	21,439,528
Verrado Community Facilities District No. 1;
Series 2013 A, Ref. GO Bonds(f)	6.00%	07/15/2027	2,000	2,114,198
Series 2013 B, GO Bonds(f)	5.70%	07/15/2029	775	811,437
Series 2013 B, GO Bonds(f)	6.00%	07/15/2033	710	741,554

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                     Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Yavapai (County of), AZ Industrial Development Authority (Northern Arizona Healthcare System);
Series 2011, Ref. RB	5.25%	10/01/2025	$1,000	$1,003,759
Series 2011, Ref. RB	5.25%	10/01/2026	500	501,818
				99,599,331

Arkansas–0.25%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	2,500	3,106,520
Pulaski (County of), AR Public Facilities Board; Series 2014, RB	5.00%	12/01/2042	5,530	6,295,854
				9,402,374

California–8.96%
Bay Area Toll Authority;
Series 2007 G1, VRD RB (LOC - Bank of America, N.A.)(g)(h)	0.01%	04/01/2047	7,000	7,000,000
Series 2019 S-8, Ref. RB	5.00%	04/01/2056	5,000	6,287,860
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB(a)(b)(c)(i)	5.00%	04/01/2027	12,000	14,968,138
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(j)	0.00%	08/01/2031	40	35,160
Big Bear Lake (City of), CA; Series 1996, Ref. RB (INS - NATL)(k)	6.00%	04/01/2022	335	346,187
California (County of), CA Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2049	1,500	1,778,077
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	650	808,856
Series 2020 B-2, Ref. RB(j)	0.00%	06/01/2055	10,000	2,036,013
California (County of), CA Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, RB(j)	0.00%	06/01/2046	20,000	4,920,054
California (State of);
Series 2011, GO Bonds	5.00%	10/01/2041	5,000	5,019,402
Series 2012, GO Bonds	5.00%	09/01/2036	5,000	5,238,538
Series 2020, GO Bonds	3.00%	03/01/2046	4,400	4,729,688
Series 2020, GO Bonds	4.00%	03/01/2046	2,500	2,958,518
Series 2020, GO Bonds	3.00%	03/01/2050	2,500	2,669,772
Series 2020, GO Bonds	4.00%	03/01/2050	2,190	2,578,932
California (State of) Educational Facilities Authority (Stanford University); Series 2019 V-1, RB(c)	5.00%	05/01/2049	15,000	23,412,816
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford); Series 2017, RB	5.00%	11/15/2056	3,000	3,659,282
California (State of) Housing Finance Agency;
Series 2019 A-1, RB	4.25%	01/15/2035	3,641	4,488,894
Series 2019 A-2, RB	4.00%	03/20/2033	2,923	3,492,385
California (State of) Municipal Finance Authority (Emerson College);
Series 2011, RB(a)(b)	5.00%	01/01/2022	1,250	1,270,152
Series 2011, RB(a)(b)	5.75%	01/01/2022	450	458,370
Series 2011, RB	5.00%	01/01/2028	275	278,998
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(d)	5.00%	12/31/2043	12,550	15,267,090
California (State of) Pollution Control Finance Authority;
Series 2012, RB(d)(f)	5.00%	07/01/2030	3,160	3,393,057
Series 2012, RB(d)(f)	5.00%	07/01/2037	6,955	7,293,539
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(f)	5.00%	11/21/2045	5,250	6,346,669
California (State of) Public Works Board (Various Correctional Facilities); Series 2014 A, RB	5.00%	09/01/2039	2,500	2,823,657
California (State of) School Finance Authority (New Designs Charter School); Series 2012, RB	5.50%	06/01/2042	2,000	2,046,013
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016, Ref. RB(f)	5.00%	06/01/2046	3,000	3,439,266
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2016 A, RB(f)	5.00%	12/01/2041	6,475	7,293,854
Series 2016 A, RB(f)	5.25%	12/01/2056	6,150	6,916,932
California (State of) Statewide Communities Development Authority (Pooled Financing Program); Series 2004 A, RB (INS - AGM)(k)	5.25%	10/01/2024	220	220,925
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program); Series 2006 C, RB(f)(j)	0.00%	06/01/2055	45,000	4,413,843
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(j)(k)	0.00%	08/01/2029	1,585	1,437,133
Clovis Unified School District (Election of 2012); Series 2015 D, GO Bonds(j)	0.00%	08/01/2033	3,270	2,205,882

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                     Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Corona-Norco Unified School District (Election of 2006); Series 2009 C, GO Bonds (INS - AGM)(j)(k)	0.00%	08/01/2039	$1,000	$621,471
El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds(j)	0.00%	08/01/2032	5,030	4,231,507
Series 2009 A, GO Bonds(j)	0.00%	08/01/2033	4,185	3,434,371
Golden State Tobacco Securitization Corp.; Series 2018 A-1, Ref. RB	5.00%	06/01/2047	5,000	5,166,651
Hacienda La Puente Unified School District Facilities Financing Authority (Unified School District GO Bond Program); Series 2007, RB (INS - AGM)(k)	5.00%	08/01/2026	2,000	2,440,627
Hayward Unified School District (Election of 2008); Series 2010 A, GO Bonds (INS - AGM)(j)(k)	0.00%	08/01/2034	1,500	1,186,781
Inland Empire Tobacco Securitization Corp.; Series 2007 C-1, RB(j)	0.00%	06/01/2036	25,000	9,567,270
Long Beach Unified School District (Election of 2008); Series 2009, GO Bonds	5.75%	08/01/2033	305	306,378
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2017, RB(d)	5.00%	05/15/2046	6,000	7,073,955
Los Angeles Unified School District; Series 2020 RYQ, GO Bonds	4.00%	07/01/2044	10,000	11,900,539
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGC)(j)(k)	0.00%	08/01/2035	3,260	2,468,963
Morongo Band of Mission Indians (The); Series 2018 A, RB(f)	5.00%	10/01/2042	4,800	5,749,723
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(l)	6.25%	08/01/2043	6,965	7,981,820
Oakland (Port of), CA; Series 2012 P, Ref. RB(a)(b)(d)	5.00%	05/01/2022	2,000	2,064,064
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, GO Bonds (INS - AGM)(j)(k)	0.00%	08/01/2037	1,170	823,620
Series 2009 B, GO Bonds (INS - AGM)(j)(k)	0.00%	08/01/2038	4,770	3,255,579
Series 2009 B, GO Bonds (INS - AGM)(j)(k)	0.00%	08/01/2039	5,010	3,310,931
Series 2009 B, GO Bonds (INS - AGM)(j)(k)	0.00%	08/01/2040	5,260	3,365,617
Series 2009 B, GO Bonds (INS - AGM)(j)(k)	0.00%	08/01/2041	5,520	3,418,653
Placentia-Yorba Linda Unified School District (Election of 2008); Series 2011 D, GO Bonds(j)	0.00%	08/01/2035	1,500	1,172,617
Riverside (County of), CA Transportation Commission; Series 2013 A, RB	5.75%	06/01/2044	2,500	2,696,250
Sacramento (City of), CA Municipal Utility District (Green Bonds); Series 2020 H, RB	4.00%	08/15/2045	5,000	5,988,471
San Buenaventura (City of), CA (Community Memorial Health System);
Series 2011, RB(a)	6.50%	12/01/2021	2,000	2,031,016
Series 2011, RB(a)(b)	6.50%	12/01/2021	2,000	2,031,016
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2018 D, RB(d)	5.25%	05/01/2048	14,190	17,554,301
Series 2019 A, Ref. RB(d)	5.00%	05/01/2039	5,000	6,251,874
San Joaquin Hills Transportation Corridor Agency; Series 2014 B, Ref. RB	5.25%	01/15/2044	5,000	5,614,538
San Mateo (City of), CA Foster School District (Election 2008); Series 2010, GO Bonds(l)	6.63%	08/01/2042	4,915	5,602,728
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.38%	09/01/2029	2,430	2,633,614
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(j)	0.00%	06/01/2036	22,000	9,715,482
Series 2007 A, RB(j)	0.00%	06/01/2041	5,000	1,655,505
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB	5.00%	06/01/2048	5,380	6,652,036
Tender Option Bond Trust Receipts/Certificates; Series 2018-XX1082, Class C, Revenue Ctfs.(c)(d)(i)	5.25%	05/15/2048	12,000	14,912,752
Torrance Unified School District (Election of 2008-Measure Z); Series 2009 B-1, GO Bonds(j)	0.00%	08/01/2026	1,250	1,206,013
Transbay Joint Powers Authority (Green Bonds); Series 2020 A, RB	5.00%	10/01/2049	1,200	1,506,034
West Contra Costa Unified School District; Series 2005, GO Bonds (INS - NATL)(j)(k)	0.00%	08/01/2027	7,865	7,371,731
Western Riverside (County of), CA Water & Wastewater Financing Authority (Eastern Municipal Water District Improvement); Series 2009, RB (INS - AGC)(k)	5.50%	09/01/2034	1,000	1,004,332
Yosemite Community College District (Election of 2004); Series 2008 C, GO Bonds (INS - AGM)(j)(k)	0.00%	08/01/2024	3,570	3,537,146
				339,039,928

Colorado–3.66%
Amber Creek Metropolitan District; Series 2017 A, Ref. GO Bonds	5.13%	12/01/2047	1,029	1,082,334
Belleview Station Metropolitan District No. 2;
Series 2017, Ref. GO Bonds	5.00%	12/01/2036	1,000	1,034,971
Series 2017, Ref. GO Bonds	5.13%	12/01/2046	2,375	2,457,152
Broadway Park North Metropolitan District No. 2; Series 2020, GO Bonds(f)	5.00%	12/01/2049	1,600	1,766,903
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, Ref. RB(f)	5.00%	12/01/2037	3,000	3,170,590
Colorado (State of) Health Facilities Authority; Series 2020-XX1130, Ctfs.(c)(i)	5.00%	08/01/2044	15,770	19,574,465
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	5,000	6,105,454

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                     Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Colorado (State of) Health Facilities Authority (Children’s Hospital); Series 2020, Ref. VRD RB (LOC - Td Bank N.A.)(g)(h)	0.01%	12/01/2052	$14,015	$14,015,000
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The)); Series 2013, RB(a)(b)	5.63%	06/01/2023	2,500	2,736,890
Series 2017, Ref. RB(a)(b)	5.00%	06/01/2027	3,500	4,339,614
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2051	6,220	7,096,031
Denver (City & County of), CO; Series 2018 A, Ref. RB(c)(d)	5.25%	12/01/2043	15,000	18,655,971
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(d)	5.00%	10/01/2032	5,000	5,323,947
Denver (City of), CO Convention Center Hotel Authority; Series 2016, Ref. RB	5.00%	12/01/2040	2,500	2,892,706
Denver (State of) Health & Hospital Authority;
Series 2019 A, Ref. RB	4.00%	12/01/2039	1,000	1,162,430
Series 2019 A, Ref. RB	4.00%	12/01/2040	1,000	1,160,013
Leyden Rock Metropolitan District No. 10; Series 2016 A, GO Bonds	5.00%	12/01/2045	1,250	1,293,729
Neu Towne Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	3,000	3,223,362
Public Authority for Colorado Energy; Series 2008, RB	6.50%	11/15/2038	24,825	38,770,666
Sterling Ranch Community Authority Board; Series 2020 A, Ref. RB	4.25%	12/01/2050	2,250	2,516,081
				138,378,309

Connecticut–0.80%
Connecticut (State of);
Series 2019 A, GO Bonds	5.00%	04/15/2035	2,000	2,546,681
Series 2019 A, GO Bonds	5.00%	04/15/2036	2,600	3,300,462
Series 2019 A, GO Bonds	5.00%	04/15/2039	1,600	2,016,777
Connecticut (State of) Health & Educational Facilities Authority (Church Home of Hartford, Inc.); Series 2016 A, RB(f)	5.00%	09/01/2046	3,990	4,473,792
Connecticut (State of) Health & Educational Facilities Authority (Duncaster, Inc.);
Series 2014 A, RB	5.00%	08/01/2035	1,000	1,094,012
Series 2014 A, RB	5.00%	08/01/2044	5,000	5,429,859
Connecticut (State of) Health & Educational Facilities Authority (The Griffin Hospital); Series 2020, G-1, Ref. RB(f)	5.00%	07/01/2044	3,850	4,635,115
Hamden (Town of), CT (Whitney Center); Series 2019, Ref. RB	5.00%	01/01/2040	6,190	6,777,585
				30,274,283

Delaware–0.15%
Delaware (State of) River & Bay Authority; Series 2019, Ref. RB	4.00%	01/01/2044	5,000	5,813,529

District of Columbia–3.24%
District of Columbia;
Series 2006 B-1, RB (INS - NATL)(k)	5.00%	02/01/2031	945	948,036
Series 2019 A, RB	4.00%	03/01/2044	6,665	7,880,263
District of Columbia (Georgetown University);
Series 2017, Ref. RB(a)(b)	5.00%	04/01/2027	1,180	1,458,673
Series 2017, Ref. RB(a)(b)	5.00%	04/01/2027	7,125	8,851,821
District of Columbia (Ingleside at Rock Creek); Series 2017 A, RB	5.00%	07/01/2052	2,250	2,420,369
District of Columbia Tobacco Settlement Financing Corp.; Series 2006 A, RB(j)	0.00%	06/15/2046	25,000	5,439,220
Metropolitan Washington Airports Authority;
Series 2016 A, Ref. RB(d)	5.00%	10/01/2034	5,295	6,359,721
Series 2018 A, Ref. RB(d)	5.00%	10/01/2043	15,800	19,723,352
Series 2021 A, Ref. RB(d)	5.00%	10/01/2046	5,000	6,402,448
Series 2021 A, Ref. RB(d)	4.00%	10/01/2051	5,000	5,863,717
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2010 A, RB (INS - AGM)(j)(k)	0.00%	10/01/2037	17,565	10,608,522
Series 2014 A, Ref. RB	5.00%	10/01/2053	13,710	14,045,166
Series 2019 B, Ref. RB	4.00%	10/01/2044	12,185	14,117,565
Series 2019 B, Ref. RB	4.00%	10/01/2049	16,045	18,477,948
				122,596,821

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                     Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–8.44%
Broward (County of), FL;
Series 2015 A, RB(d)	5.00%	10/01/2045	$5,030	$5,855,995
Series 2019 A, RB	4.00%	10/01/2042	6,540	7,869,243
Series 2019 B, RB(d)	4.00%	09/01/2044	5,000	5,753,430
Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(f)	5.00%	12/15/2050	2,000	2,187,486
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(f)	5.00%	07/01/2037	2,765	2,933,565
Collier (County of), FL Industrial Development Authority (The Arlington of Naples);
Series 2014 A, RB (Acquired 12/16/2013; Cost $1,000,000)(e)(f)(m)	7.25%	05/15/2026	1,000	680,000
Series 2014 A, RB (Acquired 12/16/2013; Cost $2,442,456)(e)(f)(m)	7.75%	05/15/2035	2,500	1,700,000
Davie (Town of), FL (Nova Southeastern University);
Series 2013 A, RB(a)(b)	6.00%	04/01/2023	3,250	3,546,766
Series 2018, Ref. RB	5.00%	04/01/2048	10,605	12,681,595
Florida (State of) Mid-Bay Bridge Authority; Series 1991 A, RB(a)	6.88%	10/01/2022	585	607,433
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	5,000	5,826,820
Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(d)(f)	7.38%	01/01/2049	15,500	17,042,579
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2015, RB(f)	6.00%	06/15/2035	2,935	3,347,097
Series 2020 C, Ref. RB(f)	5.00%	09/15/2050	2,200	2,456,698
Greater Orlando Aviation Authority;
Series 2019 A, RB(d)	4.00%	10/01/2044	10,000	11,626,726
Series 2019 A, RB(d)	5.00%	10/01/2049	10,000	12,420,580
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties);
Series 2018 A, RB (Acquired 08/29/2018-12/26/2018; Cost $5,881,608)(m)	6.00%	04/01/2038	6,000	3,059,876
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(c)(d)	5.00%	10/01/2048	15,000	18,493,626
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2030	4,235	5,017,163
Series 2020 A, Ref. RB	5.50%	08/15/2040	4,000	4,606,166
Series 2020 A, Ref. RB	5.75%	08/15/2050	3,000	3,447,091
Series 2020 A, Ref. RB	5.75%	08/15/2055	1,500	1,714,764
Lee Memorial Health System; Series 2019 A1, Ref. RB	5.00%	04/01/2044	4,225	5,220,981
Martin (County of), FL Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB(a)(b)	5.50%	11/15/2021	6,500	6,570,598
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center);
Series 2014, Ref. RB	5.00%	11/15/2039	1,010	1,123,955
Series 2014, Ref. RB	5.00%	11/15/2044	1,045	1,157,359
Miami-Dade (County of), FL;
Series 2012 A, Ref. RB(a)(b)(d)	5.00%	10/01/2022	2,000	2,103,342
Series 2012 B, Ref. RB(a)(b)	5.00%	10/01/2022	3,800	4,000,611
Series 2017 B, Ref. RB(d)	5.00%	10/01/2040	6,000	7,268,490
Series 2019 B, RB	4.00%	10/01/2049	15,000	17,457,135
Series 2020 B, RB	4.00%	07/01/2050	5,000	5,844,318
Series 2021 B-1, Ref. RB(d)	4.00%	10/01/2046	8,000	9,248,198
Series 2021 B-1, Ref. RB(d)	4.00%	10/01/2050	28,000	32,240,737
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB(c)	5.00%	04/01/2053	9,000	10,754,664
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, Ref. RB (INS - AGM)(k)	5.00%	07/01/2035	3,350	3,419,439
Miami-Dade (County of), FL Water & Sewer System; Series 2021, RB	4.00%	10/01/2051	5,000	5,949,234
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2019 A, RB	5.00%	10/01/2047	10,000	12,363,556
Orlando (City of), FL Greater Orlando Aviation Authority; Series 2017 A, RB(d)	5.00%	10/01/2047	8,570	10,346,867
Osceola (County of), FL; Series 2020 A-1, Ref. RB	5.00%	10/01/2049	2,500	3,127,055
Palm Beach (County of), FL Health Facilities Authority (Baptist Health South Florida); Series 2019, RB	4.00%	08/15/2049	10,170	11,713,870
Pinellas (County of), FL Industrial Development Authority (2017 Foundation for Global Understanding); Series 2019, RB	5.00%	07/01/2039	2,000	2,411,918
Putnam (County of), FL Development Authority (Seminole Electric Cooperative);
Series 2018 A, Ref. RB	5.00%	03/15/2042	12,125	14,611,976
Series 2018 B, Ref. PCR	5.00%	03/15/2042	4,920	5,929,148

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                     Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Reunion East Community Development District;
Series 2005, RB(e)(n)	5.80%	05/01/2036	$197	$2
Series 2015-2, RB	6.60%	05/01/2036	175	175,434
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	4,500	5,088,032
Tampa (City of), FL;
Series 2020 A, RB(j)	0.00%	09/01/2040	1,000	547,250
Series 2020 A, RB(j)	0.00%	09/01/2041	1,000	522,226
Series 2020 A, RB(j)	0.00%	09/01/2042	1,025	510,337
Series 2020 A, RB(j)	0.00%	09/01/2045	1,950	849,396
Series 2020 A, RB(j)	0.00%	09/01/2049	2,600	948,592
Series 2020 A, RB(j)	0.00%	09/01/2053	2,600	789,442
Tampa Bay Water; Series 2001 A, Ref. RB (INS – NATL)(k)	6.00%	10/01/2029	3,000	4,166,930
				319,335,791

Georgia–1.98%
Atlanta (City of), GA; Series 2015, Ref. RB(c)	5.00%	11/01/2040	18,420	21,349,121
George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB	4.00%	01/01/2054	3,000	3,423,175
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4);
Series 2019 A, RB	5.00%	01/01/2039	4,500	5,530,093
Series 2019 A, RB	5.00%	01/01/2049	5,000	6,084,361
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2043	7,750	9,252,597
Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.);
Series 2017 A, RB(f)	5.88%	06/15/2047	1,680	1,951,183
Series 2017 A, RB(f)	6.00%	06/15/2052	1,530	1,782,671
Main Street Natural Gas, Inc.;
Series 2019 A, RB	5.00%	05/15/2043	3,000	3,666,888
Series 2019 B, RB(b)	4.00%	12/02/2024	7,000	7,770,498
Marietta (City of), GA Developing Authority (Life University, Inc.); Series 2017 A, Ref. RB(f)	5.00%	11/01/2037	5,250	5,928,060
Rockdale (County of), GA Development Authority (Pratt Paper (GA), LLC); Series 2018, Ref. RB(d)(f)	4.00%	01/01/2038	7,210	8,257,069
				74,995,716

Guam–0.07%
Guam (Territory of) Waterworks Authority; Series 2020 A, RB	5.00%	01/01/2050	2,000	2,452,131

Hawaii–0.20%
Hawaii (State of) Department of Budget & Finance; Series 2012, Ref. RB	5.25%	11/15/2037	1,250	1,307,970
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc.); Series 2015, Ref. RB(d)	3.25%	01/01/2025	4,500	4,867,871
Hawaii (State of) Department of Budget & Finance (Kahala Nui); Series 2012, Ref. RB	5.13%	11/15/2032	1,500	1,571,115
				7,746,956

Illinois–9.30%
Bartlett (Village of), IL (Quarry Redevelopment); Series 2007, Ref. RB	5.60%	01/01/2023	865	866,972
Bolingbrook (Village of), IL; Series 2005, RB	6.25%	01/01/2024	671	663,947
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2032	3,300	3,768,374
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2035	1,500	1,710,119
Series 2008 C, Ref. RB	5.00%	01/01/2039	5,000	5,694,184
Series 2011 A, RB(a)(b)	5.00%	01/01/2022	1,000	1,016,223
Series 2014, RB	5.00%	11/01/2044	1,905	2,138,824
Series 2015 A, GO Bonds	5.50%	01/01/2034	4,440	5,066,227
Series 2015 A, GO Bonds	5.50%	01/01/2035	2,000	2,280,158
Series 2017 A, RB (INS - AGM)(k)	5.25%	01/01/2042	2,000	2,433,422
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	8,500	10,576,425
Series 2019 A, GO Bonds	5.50%	01/01/2049	8,000	9,919,867
Chicago (City of), IL (83rd/Stewart Redevelopment); Series 2013, COP(f)	7.00%	01/15/2029	2,763	2,766,533
Chicago (City of), IL (Cottage View Terrace Apartments); Series 2000 A, RB (CEP – GNMA)(d)	6.13%	02/20/2042	1,250	1,252,630
Chicago (City of), IL (Diversey/Narragansett); Series 2006, COP(n)	7.46%	02/15/2026	339	260,283

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                     Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL (Midway Airport);
Series 2013 A, Ref. RB(d)	5.50%	01/01/2032	$5,000	$5,320,706
Series 2014 A, Ref. RB(d)	5.00%	01/01/2041	2,725	2,993,187
Chicago (City of), IL (O’Hare International Airport);
Series 2012 B, Ref. RB(a)(b)(d)	5.00%	01/01/2022	5,000	5,079,422
Series 2016 C, Ref. RB	5.00%	01/01/2037	2,500	2,940,395
Series 2017 D, RB	5.25%	01/01/2036	4,600	5,615,568
Series 2017 D, RB(c)(d)	5.00%	01/01/2042	6,500	7,705,934
Series 2017 D, RB(c)(d)	5.00%	01/01/2047	7,500	8,895,759
Chicago (City of), IL (Roosevelt Square/ABLA Redevelopment); Series 2009 A, Ref. COP	7.13%	03/15/2022	504	504,242
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2036	5,750	6,968,089
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2023	3,000	3,299,365
Series 2018 D, Ref. GO Bonds	5.00%	12/01/2046	3,000	3,665,151
Chicago (City of), IL Metropolitan Water Reclamation District;
Series 2007 B, Ref. GO Bonds	5.25%	12/01/2035	5,000	7,373,520
Series 2011 B, GO Bonds(c)	5.00%	12/01/2024	15,000	15,181,979
Series 2015 A, GO Bonds(c)	5.00%	12/01/2044	12,000	13,645,267
Series 2015 C, GO Bonds(c)	5.00%	12/01/2027	6,805	7,837,672
Series 2015 C, GO Bonds(c)	5.00%	12/01/2028	4,000	4,604,198
Chicago (City of), IL Transit Authority;
Series 2011, RB(a)(b)(c)(i)	5.25%	12/01/2021	12,000	12,153,011
Series 2014, RB	5.00%	12/01/2044	8,195	9,335,615
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Series 2014 A, RB	5.38%	03/01/2034	552	551,958
Illinois (State of);
Series 2013, GO Bonds	5.25%	07/01/2031	4,000	4,299,195
Series 2014, GO Bonds	5.25%	02/01/2033	2,650	2,928,659
Series 2014, GO Bonds	5.00%	05/01/2039	4,710	5,179,091
Series 2017 C, GO Bonds	5.00%	11/01/2029	5,000	6,065,851
Series 2018 A, GO Bonds	6.00%	05/01/2028	10,235	13,389,175
Series 2018 A, GO Bonds	5.00%	05/01/2030	2,775	3,404,868
Series 2020 B, GO Bonds	4.00%	10/01/2034	2,900	3,422,397
Series 2020, GO Bonds	5.50%	05/01/2039	6,250	8,055,037
Series 2021 A, GO Bonds	5.00%	03/01/2046	4,300	5,365,678
Illinois (State of) (Rebuild Illinois Program); Series 2019 B, GO Bonds	4.00%	11/01/2035	4,450	5,164,010
Illinois (State of) Finance Authority (Centegra Health System);
Series 2014 A, RB(a)(b)	5.00%	09/01/2024	1,865	2,129,962
Series 2014 A, RB(a)(b)	5.00%	09/01/2024	1,290	1,473,272
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(d)	8.00%	06/01/2032	1,270	1,271,937
Illinois (State of) Finance Authority (Evangelical Hospitals);
Series 1992 A, Ref. RB(a)	6.25%	04/15/2022	225	233,552
Series 1992 C, RB(a)	6.25%	04/15/2022	260	269,632
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2035	3,430	3,967,995
Series 2019 A, Ref. RB	5.00%	11/01/2040	2,245	2,573,294
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	783	787,235
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB(a)(b)	6.75%	08/15/2023	2,000	2,233,430
Illinois (State of) Finance Authority (Plymouth Place);
Series 2015, Ref. RB(a)(b)	5.00%	05/15/2025	1,050	1,224,388
Series 2015, Ref. RB(a)(b)	5.25%	05/15/2025	2,355	2,767,714
Illinois (State of) Finance Authority (Rosalind Franklin University Research Building); Series 2017, RB	5.00%	08/01/2049	2,450	2,854,791
Illinois (State of) Finance Authority (Rosalind Franklin University); Series 2017, Ref. RB	5.00%	08/01/2047	1,025	1,195,210
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	6,750	7,768,691
Illinois (State of) Finance Authority (University of Chicago); Series 2015 A, RB(c)	5.00%	10/01/2040	10,000	11,707,932

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                     Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002, Ref. RB(a)	5.65%	06/15/2022	$1,905	$1,984,954
Series 2002, Ref. RB(a)	5.65%	06/15/2022	16,340	17,025,803
Series 2002, Ref. RB(a)(l)	5.65%	06/15/2022	1,755	1,828,659
Series 2012 A, RB(a)	5.00%	06/15/2042	3,175	3,292,067
Series 2020, Ref. RB	4.00%	06/15/2050	6,645	7,566,907
Illinois (State of) Sports Facilities Authority (The);
Series 2014, Ref. RB (INS – AGM)(k)	5.25%	06/15/2031	2,630	2,910,238
Series 2014, Ref. RB (INS – AGM)(k)	5.25%	06/15/2032	2,395	2,645,341
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB(c)	5.00%	01/01/2038	8,000	8,474,562
Series 2015 A, RB(c)	5.00%	01/01/2040	14,190	16,425,220
Plano (City of), IL Special Service Area No. 10 (Lakewood Springs Club); Series 2007, RB(e)(n)	5.80%	03/01/2037	1,500	165,000
Railsplitter Tobacco Settlement Authority; Series 2017, RB	5.00%	06/01/2026	8,000	9,669,636
Sales Tax Securitization Corp.; Series 2018 C, Ref. RB	5.25%	01/01/2043	5,000	6,255,345
				352,061,954

Indiana–1.15%
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, RB(a)(b)	5.00%	10/01/2021	11,000	11,043,034
Indiana (State of) Finance Authority (CWA Authority) (Green Bonds); Series 2016 A, RB (INS - NATL)(k)	5.00%	10/01/2046	15,000	17,862,084
Indiana (State of) Finance Authority (Good Samaritan Hospital); Series 2016 A, RB	5.50%	04/01/2041	4,555	5,221,340
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.);
Series 2012 A, RB	5.00%	06/01/2032	1,220	1,251,648
Series 2012 A, RB	5.00%	06/01/2039	2,500	2,559,126
Northern Indiana Commuter Transportation District;
Series 2016, RB	5.00%	07/01/2035	1,700	2,036,255
Series 2016, RB	5.00%	07/01/2041	1,500	1,782,973
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(d)	6.75%	01/01/2034	1,500	1,689,621
				43,446,081

Iowa–0.68%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, Ref. RB(b)	5.25%	12/01/2037	8,140	8,937,901
Series 2019, Ref. RB	3.13%	12/01/2022	995	1,014,517
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2018 A, RB	5.00%	05/15/2043	4,760	5,553,815
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2036	1,000	1,214,782
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	1,800	2,094,814
Series 2021 B-1, Ref. RB	0.38%	06/01/2030	70	70,107
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	2,925	3,390,119
Series 2021 B-2, Ref. RB(j)	0.00%	06/01/2065	17,350	3,264,836
				25,540,891

Kansas–0.37%
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB	5.25%	07/01/2044	2,000	2,173,825
Lenexa (City of), KS (Lakeview Village, Inc.); Series 2018 A, Ref. RB	5.00%	05/15/2039	1,500	1,691,747
Wichita (City of), KS (Kansas Masonic Home); Series 2016 II-A, RB	5.38%	12/01/2046	6,960	7,294,313
Wichita (City of), KS (Presbyterian Manors, Inc.); Series 2013 IV-A, RB	6.38%	05/15/2043	1,500	1,588,742
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2014 A, Ref. RB	5.00%	09/01/2044	1,180	1,324,041
				14,072,668

Kentucky–2.77%
Ashland (City of), KY (King’s Daughters Medical Center);
Series 2019, Ref. RB	4.00%	02/01/2035	465	537,244
Series 2019, Ref. RB	4.00%	02/01/2036	380	437,380
Series 2019, Ref. RB	4.00%	02/01/2037	375	430,365
Series 2019, Ref. RB	4.00%	02/01/2038	375	429,337

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                     Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Christian (County of), KY (Jennie Stuart Medical Center, Inc.);
Series 2016, Ref. RB	5.38%	02/01/2036	$3,000	$3,453,367
Series 2016, Ref. RB	5.50%	02/01/2044	5,000	5,734,471
Kentucky (Commonwealth of) Economic Development Finance Authority (Baptist Healthcare System); Series 2017 B, RB	5.00%	08/15/2046	5,000	5,991,324
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGM)(k)	5.00%	12/01/2045	15,300	18,852,255
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	1,700	1,896,366
Series 2015 A, RB	5.00%	07/01/2040	12,705	14,109,615
Series 2015 A, RB	5.00%	01/01/2045	4,175	4,611,543
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2045	8,950	10,364,322
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2019 A, Ref. RB	4.00%	09/01/2045	13,555	14,982,106
Kentucky (Commonwealth of) Public Energy Authority; Series 2018 B, RB(b)	4.00%	01/01/2025	6,000	6,641,570
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.);
Series 2013 A, RB	5.75%	10/01/2042	5,870	6,491,781
Series 2013, VRD RB (LOC - PNC Bank N.A.)(g)(h)	0.03%	10/01/2043	10,000	10,000,000
				104,963,046

Louisiana–1.51%
Jefferson Sales Tax District; Series 2019 B, RB (INS - AGM)(k)	4.00%	12/01/2038	6,000	7,231,107
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB(a)(b)	5.50%	05/15/2026	1,010	1,240,721
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2016, RB	5.00%	07/01/2051	12,400	14,184,367
New Orleans (City of), LA;
Series 2014, Ref. RB(a)(b)	5.00%	06/01/2024	605	683,448
Series 2015, RB(a)(b)	5.00%	12/01/2025	3,000	3,577,774
Series 2015, RB(a)(b)	5.00%	12/01/2025	5,500	6,559,252
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGM)(k)	5.00%	10/01/2048	5,000	6,037,710
St. John the Baptist (Parish of), LA (Marathon Oil Corp.);
Series 2017, Ref. RB(b)	2.13%	07/01/2024	4,000	4,164,047
Series 2017, Ref. RB(b)	2.38%	07/01/2026	4,000	4,262,611
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. RB	5.25%	05/15/2035	8,500	9,147,375
				57,088,412

Maine–0.16%
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Medical Center Obligated Group); Series 2013, RB(a)(b)	5.00%	07/01/2023	5,700	6,195,262

Maryland–2.04%
Baltimore (City of), MD (Convention Center Hotel); Series 2017, Ref. RB	5.00%	09/01/2039	7,100	7,594,089
Baltimore (City of), MD (East Baltimore Research Park); Series 2017, Ref. RB	5.00%	09/01/2038	1,650	1,885,323
Baltimore (County of), MD (Oak Crest Village, Inc.);
Series 2020, Ref. RB	4.00%	01/01/2045	1,750	2,024,836
Series 2020, Ref. RB	4.00%	01/01/2050	2,500	2,882,315
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare);
Series 2011 A, RB	6.25%	01/01/2031	3,175	3,237,783
Series 2011 A, RB	6.13%	01/01/2036	4,000	4,077,446
Maryland (State of) Health & Higher Educational Facilities Authority (Green Street Academy);
Series 2017 A, RB(f)	5.13%	07/01/2037	1,265	1,407,043
Series 2017 A, RB(f)	5.25%	07/01/2047	4,295	4,730,934
Series 2017 A, RB(f)	5.38%	07/01/2052	1,530	1,691,083
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	5,000	5,912,102
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2017 A, RB	5.00%	05/15/2042	5,000	6,094,161

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                     Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Maryland (State of) Health & Higher Educational Facilities Authority (UPMC);
Series 2020 B, RB	4.00%	04/15/2045	$3,500	$4,088,157
Series 2020 B, RB	4.00%	04/15/2050	2,500	2,906,410
Maryland (State of) Transportation Authority; Series 2021 A, Ref. RB	5.00%	07/01/2051	5,000	6,513,929
Maryland (State of) Transportation Authority (Transportation Facilities); Series 2020, RB	4.00%	07/01/2050	10,000	11,849,215
Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.);
Series 2017, Ref. RB	5.25%	04/01/2037	2,000	2,174,919
Series 2017, Ref. RB	5.25%	04/01/2047	4,035	4,322,402
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	5.00%	11/01/2042	3,500	3,821,999
				77,214,146

Massachusetts–1.60%
Massachusetts (Commonwealth of) Bay Transportation Authority; Series 2016 A, Ref. RB(j)	0.00%	07/01/2031	13,000	10,763,005
Massachusetts (Commonwealth of) Development Finance Agency; Series 2019 A, Ref. RB	5.00%	07/01/2044	4,000	4,846,081
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup);
Series 2016 I, Ref. RB	5.00%	07/01/2036	3,000	3,557,020
Series 2016 I, Ref. RB	5.00%	07/01/2038	2,045	2,420,108
Series 2018 J-2, RB	5.00%	07/01/2043	4,100	5,005,779
Series 2018 J-2, RB	5.00%	07/01/2048	5,000	6,071,209
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	5,000	5,790,999
Massachusetts (Commonwealth of) Development Finance Agency (International Charter School); Series 2015, Ref. RB	5.00%	04/15/2040	2,000	2,208,091
Massachusetts (Commonwealth of) Development Finance Agency (Lawrence General Hospital);
Series 2017, Ref. RB	5.00%	07/01/2042	1,000	985,304
Series 2017, Ref. RB	5.00%	07/01/2047	3,000	2,918,708
Massachusetts (Commonwealth of) Development Finance Agency (Merrimack College); Series 2012 A, RB(a)(b)	5.25%	07/01/2022	1,050	1,094,430
Massachusetts (Commonwealth of) Port Authority;
Series 2019 A, Ref. RB(d)	5.00%	07/01/2039	4,000	4,988,570
Series 2019 A, Ref. RB(d)	5.00%	07/01/2040	1,000	1,244,717
Massachusetts (Commonwealth of) Port Authority (Bosfuel); Series 2019 A, Ref. RB(d)	5.00%	07/01/2049	7,000	8,645,451
				60,539,472

Michigan–2.30%
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo);
Series 2019, Ref. RB	5.00%	05/15/2037	2,450	2,800,857
Series 2019, Ref. RB	5.00%	05/15/2042	3,310	3,752,094
Michigan (State of); Series 2021, RB	4.00%	11/15/2046	15,000	17,931,333
Michigan (State of) Building Authority (Facilities Program);
Series 2011 I-A, Ref. RB(a)(b)	5.00%	10/15/2021	500	502,931
Series 2019, Ref. RB	4.00%	10/15/2049	7,000	8,215,233
Michigan (State of) Finance Authority;
Series 2014 C-1, RB(a)(b)	5.00%	07/01/2022	2,720	2,830,619
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	2,000	2,447,444
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	9,000	10,475,504
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2043	2,500	3,079,679
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	1,355	1,527,687
Series 2014 D-1, Ref. RB (INS - AGM)(k)	5.00%	07/01/2037	2,000	2,246,447
Series 2014 D-2, Ref. RB (INS - AGM)(k)	5.00%	07/01/2027	4,000	4,546,215
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	1,355	1,529,736
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014 F, Ref. RB	4.50%	10/01/2029	4,000	4,291,098
Oakland University Board of Trustees;
Series 2016, RB	5.00%	03/01/2041	5,000	5,834,050
Series 2016, RB	5.00%	03/01/2047	2,500	2,919,758
Summit Academy North;
Series 2016, Ref. RB	5.00%	11/01/2031	3,000	3,038,888
Series 2016, Ref. RB	5.00%	11/01/2035	3,255	3,295,827

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                     Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport);
Series 2012 B, RB(d)	5.00%	12/01/2032	$1,500	$1,586,000
Series 2012 B, RB(d)	5.00%	12/01/2037	1,500	1,585,030
Series 2012 D, Ref. RB(d)	5.00%	12/01/2028	2,500	2,649,818
				87,086,248

Minnesota–0.53%
Minnesota (State of) Higher Education Facilities Authority (Bethel University); Series 2017, Ref. RB	5.00%	05/01/2047	7,615	8,516,088
Rochester (City of), MN (Mayo Clinic); Series 2008 A, VRD RB(g)	0.01%	11/15/2038	8,205	8,205,000
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy);
Series 2016, Ref. RB	5.75%	09/01/2046	2,000	2,332,196
Woodbury (City of), MN Housing & Redevelopment Authority (St. Therese of Woodbury);
Series 2014, RB	5.25%	12/01/2049	1,000	1,053,535
				20,106,819

Mississippi–0.33%
Jackson (County of), MS (Chevron U.S.A., Inc.); Series 1993, Ref. VRD RB(g)	0.01%	06/01/2023	1,100	1,100,000
Mississippi Business Finance Corp. (Chevron U.S.A, Inc.); Series 2009 I, VRD IDR(g)	0.01%	12/01/2030	2,205	2,205,000
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2010 G, VRD RB(g)	0.01%	11/01/2035	1,500	1,500,000
Series 2010 I, VRD IDR(g)	0.01%	11/01/2035	2,475	2,475,000
West Rankin Utility Authority; Series 2018, RB(a)(b)	5.00%	01/01/2028	4,050	5,109,340
				12,389,340

Missouri–2.13%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB(a)(b)	5.50%	09/01/2021	5,990	5,990,000
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB (INS - AGM)(d)(k)	5.00%	03/01/2049	11,975	14,621,699
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(f)	5.00%	04/01/2046	1,150	1,205,997
Kansas City (City of), MO Land Clearance for Redevelopment Authority (Convention Center Hotel);
Series 2018 B, RB(f)	5.00%	02/01/2040	1,500	1,637,219
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2050	2,900	3,268,706
Series 2017, Ref. RB	5.25%	05/15/2042	1,675	1,909,737
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2016 B, Ref. RB	5.00%	02/01/2046	4,000	4,518,935
Series 2019 A, RB	5.00%	02/01/2042	3,000	3,353,699
Missouri (State of) Health & Educational Facilities Authority (Medical Research Lutheran Services);
Series 2016 A, RB	5.00%	02/01/2036	3,200	3,670,673
Missouri (State of) Health & Educational Facilities Authority (Mercy Health); Series 2017 C, Ref. RB(c)	5.00%	11/15/2042	25,000	30,216,588
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills);
Series 2013 A, RB	5.88%	09/01/2043	1,750	1,887,846
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County);
Series 2018 A, RB	5.13%	09/01/2048	7,500	8,500,763
				80,781,862

Montana–0.08%
Kalispell (City of), MT (Immanuel Lutheran Corp.); Series 2017, Ref. RB	5.25%	05/15/2047	2,645	2,894,454

Nebraska–0.87%
Central Plains Energy Project (No. 3);
Series 2012, RB(o)	5.00%	09/01/2032	4,900	5,130,737
Series 2017 A, Ref. RB	5.00%	09/01/2037	5,010	7,136,845
Series 2017 A, Ref. RB	5.00%	09/01/2042	10,000	14,821,634
Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016 A, Ref. RB	5.00%	01/01/2037	5,000	5,949,075
				33,038,291

Nevada–0.48%
Las Vegas (City of), NV Convention & Visitors Authority; Series 2018 B, RB	5.00%	07/01/2043	12,320	14,961,690

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                     Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada–(continued)
Nevada (State of) Department of Business & Industry (Doral Academy of Nevada); Series 2017 A, RB(f)	5.00%	07/15/2047	$2,900	$3,161,250
				18,122,940

New Hampshire–0.42%
New Hampshire (State of) Business Finance Authority; Series 2020-1, Class A	4.13%	01/20/2034	6,361	7,680,474
New Hampshire (State of) Business Finance Authority (Covanta Green Bonds); Series 2020 B, Ref. RB(b)(d)(f)	3.75%	07/02/2040	1,205	1,297,608
New Hampshire (State of) Business Finance Authority (Covanta); Series 2020 A, Ref. RB(b)(f)	3.63%	07/02/2040	740	793,738
New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB(a)(b)	5.00%	01/01/2022	6,000	6,096,322
				15,868,142

New Jersey–5.03%
Garden State Preservation Trust; Series 2005 A, RB (INS - AGM)(k)	5.75%	11/01/2028	7,500	9,315,994
Gloucester (County of), NJ Industrial Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR(d)	5.00%	12/01/2024	2,720	2,925,684
Hudson (County of), NJ Improvement Authority (Hudson County Courhouse); Series 2020, RB	4.00%	10/01/2051	10,000	11,834,904
New Jersey (State of);
Series 2020 A, GO Bonds	4.00%	06/01/2030	4,120	5,101,629
Series 2020 A, GO Bonds	4.00%	06/01/2031	5,000	6,250,351
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS - NATL)(c)(i)(k)	5.50%	09/01/2022	7,500	7,893,593
Series 2005, Ref. RB (INS - AMBAC)(k)	5.50%	09/01/2024	3,885	4,485,494
Series 2012 II, Ref. RB	5.00%	03/01/2023	2,150	2,200,763
Series 2012, Ref. RB	5.00%	06/15/2025	3,000	3,103,340
Series 2012, Ref. RB	5.00%	06/15/2026	1,000	1,034,320
Series 2012, Ref. RB	5.00%	06/15/2028	3,000	3,102,047
Series 2017 A, Ref. RB	5.00%	07/01/2033	2,800	3,349,784
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.);
Series 2012 C, RB	5.00%	07/01/2032	675	695,040
Series 2012 C, RB	5.30%	07/01/2044	2,380	2,446,102
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(d)	5.38%	01/01/2043	1,500	1,671,069
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group); Series 2017 A, Ref. RB	5.25%	07/01/2057	6,375	7,800,298
New Jersey (State of) Health Care Facilities Financing Authority (Princeton HealthCare System);
Series 2016 A, Ref. RB	5.00%	07/01/2039	7,000	8,401,109
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS - AGC)(j)(k)	0.00%	12/15/2026	10,000	9,487,590
Series 2006 C, RB (INS - NATL)(j)(k)	0.00%	12/15/2031	7,410	6,160,819
Series 2010 D, RB	5.25%	12/15/2023	2,000	2,228,526
Series 2015 AA, RB	5.25%	06/15/2041	2,500	2,900,650
Series 2015 AA, RB	5.00%	06/15/2045	3,420	3,919,145
Series 2018 A, Ref. RB	5.00%	12/15/2035	7,030	8,786,498
Series 2018 A, Ref. RN(c)(i)	5.00%	06/15/2030	5,000	5,946,305
Series 2018 A, Ref. RN(c)(i)	5.00%	06/15/2031	7,500	8,891,777
Series 2019, RB	5.25%	06/15/2043	5,000	6,256,518
Series 2019, Ref. RB	5.00%	12/15/2032	2,500	3,200,756
Series 2020 AA, RB	4.00%	06/15/2045	2,385	2,772,454
Series 2020 AA, RB	4.00%	06/15/2050	2,700	3,122,865
Subseries 2016 A-1, RN	5.00%	06/15/2027	10,000	11,998,348
New Jersey (State of) Turnpike Authority;
Series 2016 A, Ref. RB	5.00%	01/01/2034	5,000	5,919,689
Series 2019 A, RB	4.00%	01/01/2048	10,285	11,910,250
Series 2021 A, RB	4.00%	01/01/2051	2,750	3,236,338
Tobacco Settlement Financing Corp.; Series 2018 A, Ref. RB	5.00%	06/01/2046	10,000	12,017,274
				190,367,323

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                     Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Mexico–0.04%
New Mexico (State of) Hospital Equipment Loan Council (La Vida Expansion); Series 2019 A, RB	5.00%	07/01/2049	$1,250	$1,412,271

New York–11.71%
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, RB(j)	0.00%	07/15/2035	5,000	3,621,096
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	5,850	5,858,680
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. RB (INS - AGM)(k)	4.00%	02/15/2047	8,000	8,959,745
Metropolitan Transportation Authority; Series 2011 A, RB(a)(b)	5.00%	11/15/2021	765	772,613
Series 2011 A, RB(a)(b)	5.00%	11/15/2021	1,235	1,247,291
Series 2013 A, RB	5.00%	11/15/2038	3,025	3,223,281
Series 2019 D-1, RB	5.00%	09/01/2022	5,000	5,234,805
Series 2020 A-2, RB	4.00%	02/01/2022	5,000	5,077,897
Series 2021 B-1, VRD RB (LOC - PNC Bank N.A.)(g)(h)	0.03%	11/15/2046	19,710	19,710,000
Metropolitan Transportation Authority (Green Bonds); Series 2017 C-1, Ref. RB	5.00%	11/15/2024	3,670	4,199,572
Series 2019 C, RB (INS - AGM)(k)	4.00%	11/15/2045	10,000	11,737,841
Series 2020 C-1, RB	5.00%	11/15/2050	4,000	4,893,195
Series 2020 D-3, RB	4.00%	11/15/2050	10,000	11,471,856
Series 2020, Ref. RB	4.00%	11/15/2045	5,000	5,764,446
Subseries 2017 A-1, RB	5.25%	11/15/2057	2,280	2,734,405
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2040	4,985	5,683,235
Series 2019, Ref. RB	5.00%	01/01/2050	2,015	2,278,337
New York & New Jersey (States of) Port Authority; Ninety-Third Series 1994, RB	6.13%	06/01/2094	5,250	5,968,374
Series 2019, RB(d)	5.00%	11/01/2044	6,500	8,069,473
New York (City of), NY; Series 2012 A-2, VRD GO Bonds(g)	0.01%	10/01/2038	10,000	10,000,000
Series 2018 D, VRD GO Bonds(g)	0.01%	12/01/2047	9,000	9,000,000
Series 2019 A, GO Bonds	4.00%	08/01/2040	11,930	14,133,195
Series 2019 B-1, GO Bonds	5.00%	10/01/2042	3,000	3,794,175
Series 2019 B-1, GO Bonds	5.00%	10/01/2043	3,000	3,786,970
Series 2021 F-1, GO Bonds	5.00%	03/01/2050	10,000	12,689,777
Subseries 2015 F-5, VRD GO Bonds(g)	0.01%	06/01/2044	6,300	6,300,000
New York (City of), NY Transitional Finance Authority; Series 2019 B-1, RB	4.00%	11/01/2045	6,000	7,043,215
Subseries 2013, RB(c)	5.00%	11/01/2038	5,465	6,003,215
Subseries 2013, RB(c)	5.00%	11/01/2042	12,625	13,828,067
Subseries 2020 A-3, RB	4.00%	05/01/2044	10,000	11,751,639
New York (City of), NY Water & Sewer System; Series 2012 FF, RB(c)	5.00%	06/15/2045	28,610	29,702,821
New York (County of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	10,000	13,479,054
New York (State of) Dormitory Authority; Series 2020 A, Ref. RB	4.00%	03/15/2046	15,000	17,664,963
Series 2020 D, Ref. RB	4.00%	02/15/2047	11,000	12,826,112
New York (State of) Dormitory Authority (General Purpose); Series 2014 C, RB(c)	5.00%	03/15/2040	12,030	13,377,962
New York (State of) Thruway Authority; Series 2019 B, RB	4.00%	01/01/2053	10,000	11,602,023
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(f)	5.00%	11/15/2044	11,405	12,610,688
New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2005, Ref. RB	5.25%	10/01/2035	6,000	8,626,665
New York Power Authority (Green Bonds); Series 2020 A, Ref. RB	4.00%	11/15/2045	7,000	8,297,843
Series 2020 A, Ref. RB	4.00%	11/15/2050	5,000	5,898,926
New York State Urban Development Corp.; Series 2019 A, Ref. RB	4.00%	03/15/2042	10,080	11,874,311
Series 2020 A, RB	5.00%	03/15/2042	800	1,029,713
New York Transportation Development Corp.; Series 2020 A, Ref. RB(d)	5.00%	12/01/2036	1,000	1,284,429
Series 2020 A, Ref. RB(d)	4.00%	12/01/2041	1,300	1,501,790
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. RB(d)	5.00%	08/01/2026	20,990	21,039,860

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                     Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment); Series 2018, RB(d)	5.00%	01/01/2034	$6,970	$8,451,966
Series 2018, RB(d)	5.00%	01/01/2036	1,235	1,494,815
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, RB(d)	5.25%	01/01/2050	14,815	16,664,155
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.63%	08/15/2035	1,535	1,550,774
Series 2005 A, RB(f)(j)	0.00%	08/15/2045	57,500	14,381,607
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels); Series 2020 A, RB	5.00%	11/15/2049	4,500	5,790,325
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	8,265	9,172,762
				443,159,959

North Carolina–1.21%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health); Series 2018 H, VRD RB(g)	0.01%	01/15/2048	14,000	14,000,000
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(g)	0.01%	01/15/2037	12,400	12,400,000
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB(d)	5.00%	06/30/2054	5,475	6,007,101
North Carolina (State of) Medical Care Commission (Lutheran Services); Series 2012, Ref. RB	4.25%	03/01/2024	925	943,187
North Carolina (State of) Medical Care Commission (Pennybyrn at Maryfield); Series 2020, RB	5.00%	10/01/2040	1,050	1,208,112
Series 2020, RB	5.00%	10/01/2045	1,000	1,137,225
Series 2020, RB	5.00%	10/01/2050	1,500	1,701,321
North Carolina (State of) Turnpike Authority; Series 2018, Ref. RB	5.00%	01/01/2040	7,000	8,572,210
				45,969,156

North Dakota–0.44%
Burleigh (County of), ND (University of Mary); Series 2016, RB	5.20%	04/15/2046	2,700	2,864,525
Fargo (City of), ND (Sanford); Series 2011, RB(a)(b)	6.25%	11/01/2021	1,250	1,262,255
Ward (County of), ND (Trinity Obligated Group); Series 2017 C, RB	5.00%	06/01/2048	11,065	12,662,932
				16,789,712

Ohio–4.23%
Akron, Bath & Copley Joint Township Hospital District (Medical Center of Akron); Series 2012, RB	5.00%	11/15/2032	1,000	1,032,348
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group);
Series 2016, Ref. RB	5.25%	11/15/2046	5,000	5,955,576
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	10,000	11,801,367
Buckeye Tobacco Settlement Financing Authority; Series 2020 B-2, Ref. RB	5.00%	06/01/2055	23,630	27,498,077
Series 2020 B-3, Ref. RB(j)	0.00%	06/01/2057	21,475	3,529,893
Centerville (City of), OH (Graceworks Lutheran Services); Series 2017, Ref. RB	5.25%	11/01/2047	5,400	6,030,580
Chillicothe (City of), OH (Adena Health System Obligated Group); Series 2017, Ref. RB	5.00%	12/01/2037	5,000	6,040,386
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	5.75%	01/01/2024	385	402,864
Series 2014 A, Ref. RB	6.50%	01/01/2034	2,450	2,637,485
Cleveland (City of), OH; Series 2008 B-1, RB (INS - NATL)(j)(k)	0.00%	11/15/2025	2,895	2,795,088
Series 2012 A, Ref. RB(a)(b)	5.00%	01/01/2022	5,000	5,081,115
Cuyahoga (County of), OH (Metrohealth System); Series 2017, Ref. RB	5.00%	02/15/2052	5,000	5,864,171
Series 2017, Ref. RB	5.50%	02/15/2052	7,000	8,432,032
Series 2017, Ref. RB	5.00%	02/15/2057	2,150	2,521,594
Hamilton (County of), OH (Christ Hospital); Series 2012, RB(a)(b)	5.50%	06/01/2022	6,000	6,239,619
Series 2012, RB	5.25%	06/01/2027	3,295	3,406,854
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2051	1,695	1,879,605
Series 2016, Ref.RB	5.00%	01/01/2046	6,505	7,247,546
Hamilton (County of), OH (UC Health); Series 2020, RB	5.00%	09/15/2050	12,040	14,944,232
Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	16,500	20,045,479

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                     Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	$7,740	$8,092,900
Ohio (State of) (Portsmouth Bypass); Series 2015, RB(d)	5.00%	12/31/2025	2,000	2,318,921
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, RB (CEP - GNMA)(d)	6.10%	09/20/2049	2,845	2,849,002
Tuscarawas (County of), OH Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. RB	6.00%	03/01/2045	3,000	3,278,959
				159,925,693

Oklahoma–0.84%
Oklahoma (State of) Development Finance Authority; Series 2018 B, RB(c)(i)	5.50%	08/15/2057	6,000	7,413,573
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.25%	08/15/2048	8,500	10,384,725
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB (Acquired 07/17/2018; Cost $725,311)(e)(m)	5.00%	08/01/2052	2,000	200,000
Series 2017, RB (Acquired 06/27/2018; Cost $872,798)(e)(m)	5.25%	08/01/2057	2,610	261,000
Tulsa (City of), OK Municipal Airport Trust; Series 2001 B, Ref. RB(d)	5.50%	12/01/2035	7,500	8,051,025
Tulsa (City of), OK Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(b)(d)	5.00%	06/01/2025	5,000	5,643,792
				31,954,115

Oregon–0.82%
Clackamas (County of), OR Hospital Facility Authority (Mary’s Woods at Marylhurst, Inc.); Series 2018 A, RB	5.00%	05/15/2048	1,090	1,194,627
Series 2018 A, RB	5.00%	05/15/2052	500	547,994
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.13%	11/15/2040	1,000	1,115,264
Series 2020 A, Ref. RB	5.25%	11/15/2050	1,250	1,392,290
Clackamas (County of), OR Hospital Facility Authority (Willamette View); Series 2017 A, Ref. RB	5.00%	11/15/2047	2,415	2,676,323
Series 2017 A, Ref. RB	5.00%	11/15/2052	2,960	3,274,045
Forest Grove (City of), OR (Pacific University); Series 2014 A, Ref. RB	5.25%	05/01/2034	2,000	2,059,054
Portland (City of), OR; Series 2011 B, RB	5.25%	06/15/2029	570	571,515
Portland (Port of), OR; Series 2020 A, RB(d)	5.00%	07/01/2045	10,000	12,556,170
Portland (Port of), OR (Portland International Airport); Series 2017 24 B, RB(d)	5.00%	07/01/2047	3,000	3,558,304
Salem (City of), OR Hospital Facility Authority (Capital Manor, Inc.); Series 2012, Ref. RB	5.75%	05/15/2027	1,000	1,034,030
Series 2012, Ref. RB	5.63%	05/15/2032	1,000	1,028,490
				31,008,106

Pennsylvania–2.93%
Allegheny (County of), PA Airport Authority; Series 2021 A, RB(d)	5.00%	01/01/2051	15,000	18,725,080
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	15,410	18,565,615
Lehigh (County of), PA General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	4.75%	07/01/2022	1,080	1,112,395
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(d)	5.50%	11/01/2044	3,300	3,522,403
Pennsylvania (Commonwealth of) Turnpike Commission; Series 2018 B, RB	5.25%	12/01/2048	7,995	10,085,226
Series 2020 B, RB	5.00%	12/01/2045	4,000	5,157,074
Series 2020 B, RB	5.00%	12/01/2050	3,000	3,851,937
Series 2021 A, RB	4.00%	12/01/2046	1,000	1,182,386
Series 2021 A, RB	4.00%	12/01/2050	1,250	1,466,717
Series 2021, RB	4.00%	12/01/2046	4,000	4,711,332
Subseries 2014 A-2, RB(l)	5.13%	12/01/2040	5,500	6,080,066
Subseries 2017 B-1, RB	5.25%	06/01/2047	9,325	11,411,656
Philadelphia (City of), PA; Series 2017 B, Ref. RB(d)	5.00%	07/01/2047	7,500	9,007,589
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2042	3,000	3,376,722
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System); Series 2012 A, RB	5.63%	07/01/2042	5,530	5,734,917

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                     Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2042	$3,500	$4,199,753
Philadelphia School District; Series 2007 A, Ref. GO Bonds (INS - NATL)(k)	5.00%	06/01/2026	2,360	2,862,429
				111,053,297

Puerto Rico–1.47%
Children’s Trust Fund; Series 2002, RB	5.50%	05/15/2039	6,450	6,623,179
Series 2002, RB	5.63%	05/15/2043	1,250	1,257,443
Series 2008 B, RB(j)	0.00%	05/15/2057	260,000	14,150,084
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 VV, Ref. RB (INS - NATL)(k)	5.25%	07/01/2030	2,700	2,933,101
Series 2012 A, RB(e)	5.00%	07/01/2042	5,525	5,414,500
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2007 N, Ref. RB (INS - AGC)(k)	5.25%	07/01/2034	2,500	2,798,977
Series 2007 N, Ref. RB (INS - AGC)(k)	5.25%	07/01/2036	4,100	4,625,629
Puerto Rico Sales Tax Financing Corp.; Series 2018 A-1, RB	4.50%	07/01/2034	1,400	1,550,009
Series 2018 A-1, RB	4.55%	07/01/2040	1,583	1,821,212
Series 2018 A-1, RB(j)	0.00%	07/01/2046	10,000	3,341,387
Series 2018 A-1, RB(j)	0.00%	07/01/2051	25,000	6,075,375
Series 2018 A-1, RB	4.75%	07/01/2053	4,500	5,149,809
				55,740,705

South Carolina–1.34%
Greenwood (County of), SC (Self Regional Healthcare); Series 2012 B, Ref. RB(a)	5.00%	10/01/2031	2,120	2,179,136
Horry (County of), SC; Series 2010 A, RB	5.00%	07/01/2040	2,000	2,007,942
Patriots Energy Group Financing Agency; Series 2018 A, RB(b)	4.00%	02/01/2024	5,000	5,414,873
Piedmont Municipal Power Agency; Series 2011 C, Ref. RB (INS - AGC)(k)	5.00%	01/01/2030	500	501,793
Series 2011 D, Ref. RB (INS - AGC)(k)	5.75%	01/01/2034	1,000	1,004,114
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, RB	5.00%	05/01/2028	2,000	2,077,932
Series 2017, Ref. RB	5.00%	05/01/2037	2,860	3,033,222
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB(a)(b)	5.25%	08/01/2023	3,850	4,221,984
South Carolina (State of) Ports Authority; Series 2015, RB(a)(b)(d)	5.00%	07/01/2025	10,000	11,759,371
South Carolina (State of) Public Service Authority; Series 2015 E, RB	5.25%	12/01/2055	7,365	8,643,023
Series 2020 A, Ref. RB	5.00%	12/01/2043	3,300	4,206,909
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2013 E, RB	5.50%	12/01/2053	5,000	5,534,077
				50,584,376

Tennessee–1.91%
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health); Series 2016 A, Ref. RB	5.00%	01/01/2042	14,000	16,748,626
Memphis (City of), TN; Series 2020 A, RB	4.00%	12/01/2050	5,175	6,183,373
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills); Series 2012, Ref. RB(a)(b)	5.00%	07/01/2022	1,500	1,557,148
Series 2012, Ref. RB(a)(b)	5.00%	07/01/2022	1,100	1,141,908
Series 2012, Ref. RB(a)(b)	5.00%	07/01/2022	2,000	2,076,197
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center); Series 2016 A, RB	5.00%	07/01/2046	8,015	9,495,912
Series 2017 A, RB	5.00%	07/01/2048	1,500	1,811,762
Nashville (City of), TN Metropolitan Airport Authority; Series 2019 B, RB(d)	5.00%	07/01/2049	7,820	9,780,920
Shelby (County of), TN Health, Educational & Housing Facilities Board (The Village at Germantown, Inc.); Series 2014, RB	5.00%	12/01/2034	1,000	1,096,151
Series 2014, RB	5.25%	12/01/2044	1,165	1,273,812

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                     Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Tennessee Energy Acquisition Corp.; Series 2017 A, RB(b)	4.00%	05/01/2023	$20,000	$21,127,326
				72,293,135

Texas–7.70%
Aldine Independent School District; Series 2017 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)(c)	5.00%	02/15/2045	15,000	18,079,898
Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, RB(d)(e)(n)	6.50%	11/01/2029	430	4
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, RB	7.00%	03/01/2034	1,000	1,101,893
Central Texas Regional Mobility Authority;
Series 2016, Ref. RB	5.00%	01/01/2046	8,705	10,142,673
Series 2021 B, RB	4.00%	01/01/2051	5,000	5,851,655
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, RB	6.00%	08/15/2043	2,000	2,182,872
Clifton Higher Education Finance Corp. (International Leadership of Texas);
Series 2015 A, RB	5.13%	08/15/2030	2,000	2,307,176
Series 2018 D, RB	6.00%	08/15/2038	5,000	5,849,854
Dallas (City of), TX (Civic Center Convention Complex); Series 2009, Ref. RB (INS - AGC)(k)	5.25%	08/15/2034	4,000	4,016,392
Decatur (City of), TX Hospital Authority (Wise Regional Health System);
Series 2014 A, Ref. RB	5.00%	09/01/2034	1,250	1,386,470
Series 2014 A, Ref. RB	5.25%	09/01/2044	1,500	1,664,938
Galena Park Independent School District; Series 1996, Ref. GO Bonds (CEP - Texas Permanent School Fund)(j)	0.00%	08/15/2023	2,000	1,990,989
Grand Parkway Transportation Corp.;
Series 2013 B, RB(a)(b)	5.25%	10/01/2023	14,360	15,880,753
Series 2020, Ref. RB	4.00%	10/01/2045	10,000	11,682,131
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(g)	0.01%	11/01/2041	5,230	5,230,000
Harris (County of), TX; Series 2007 C, Ref. GO Bonds (INS - AGM)(k)	5.25%	08/15/2031	6,665	9,305,626
Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(g)(h)	0.02%	02/15/2042	2,000	2,000,000
Houston (City of), TX; Series 2019 A, Ref. GO Bonds	4.00%	03/01/2049	6,130	7,080,468
Houston (City of), TX (United Airlines, Inc.);
Series 2020 C, Ref. RB(d)	5.00%	07/15/2027	3,875	4,623,642
Series 2020, Ref. RB(d)	5.00%	07/15/2027	1,500	1,789,821
Houston (City of), TX Convention & Entertainment Facilities Department;
Series 2001 B, RB (INS - AGM)(j)(k)	0.00%	09/01/2026	8,750	8,312,054
Series 2001 B, RB (INS - AGM)(j)(k)	0.00%	09/01/2027	3,600	3,348,960
Love Field Airport Modernization Corp. (Southwest Airlines Co.);
Series 2010, RB	5.25%	11/01/2040	1,000	1,003,651
Series 2012, RB(d)	5.00%	11/01/2028	2,000	2,107,329
Lower Colorado River Authority;
Series 2012 A, Ref. RB(a)(b)	5.00%	05/15/2022	10	10,334
Series 2012 A, Ref. RB	5.00%	05/15/2030	4,585	4,738,950
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2019, Ref. RB	5.00%	05/15/2044	3,395	4,032,780
Lower Neches Valley Authority Industrial Development Corp. (Exxonmobil ); Series 2010, VRD RB(g)	0.01%	11/01/2038	15,275	15,275,000
Mesquite Health Facilities Development Corp. (Christian Care Centers, Inc.);
Series 2014, Ref. RB (Acquired 08/27/2014; Cost $1,770,043)(e)(m)	5.13%	02/15/2030	1,750	1,365,001
Series 2014, Ref. RB (Acquired 08/27/2014-05/08/2018; Cost $2,136,744)(e)(m)	5.13%	02/15/2042	2,135	1,665,300
Series 2016, Ref. RB (Acquired 05/08/2018; Cost $289,447)(e)(m)	5.00%	02/15/2030	280	218,400
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(d)(f)	4.63%	10/01/2031	2,500	2,632,608
New Hope Cultural Education Facilities Corp. (Presbyterian Village North); Series 2018, Ref. RB	5.00%	10/01/2035	1,820	2,011,604
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	3,000	3,242,852
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries); Series 2013, RB	6.50%	01/01/2043	2,350	2,473,110
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.00%	11/15/2026	1,250	1,339,171
Series 2016 A, RB	5.38%	11/15/2036	865	940,630
Series 2016 A, RB	5.50%	11/15/2046	1,250	1,351,224
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2039	3,260	3,581,886
Series 2018, Ref. RB	5.25%	10/01/2049	5,000	5,510,648

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                     Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Finance Corp. (Tarleton State University); Series 2014 A, RB(a)(b)	5.00%	04/01/2024	$3,000	$3,341,591
North East Texas Regional Mobility Authority;
Series 2016 A, RB	5.00%	01/01/2041	6,750	7,669,815
Series 2016, RB	5.00%	01/01/2036	3,400	3,892,806
North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS - AGC)(j)(k)	0.00%	01/01/2028	12,800	11,987,418
Series 2008 D, Ref. RB (INS - AGC)(j)(k)	0.00%	01/01/2029	2,165	1,985,265
Series 2008 D, Ref. RB (INS - AGC)(j)(k)	0.00%	01/01/2031	4,710	4,108,832
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas LLC);
Series 2016 A, RB	5.00%	08/15/2046	3,000	3,281,419
Red River Health Facilities Development Corp. (MRC Crossing); Series 2014 A, RB	6.75%	11/15/2024	770	819,731
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area);
Series 2016, RB	5.38%	09/15/2030	400	423,000
Series 2016, RB	5.75%	09/15/2036	150	157,234
San Antonio (City of), TX Water System; Series 2021 A, Ref. RB	4.00%	05/15/2051	5,000	5,965,159
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, RB (INS - AGM)(k)	5.00%	10/01/2032	1,250	1,254,778
Series 2011, RB (INS - AGM)(k)	5.00%	10/01/2037	1,000	1,003,988
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, RB (Acquired 07/27/2007-11/06/2007; Cost $333,013)(e)(m)	5.75%	11/16/2037	345	196,650
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB (Acquired 07/18/2007; Cost $1,485,000)(e)(m)	5.75%	02/15/2025	1,485	1,039,500
Series 2007, RB (Acquired 07/18/2007; Cost $1,500,000)(e)(m)	5.75%	02/15/2029	1,500	1,050,000
Series 2017 A, RB (Acquired 03/27/2020; Cost $1,010,412)(e)(m)	6.38%	02/15/2048	1,000	700,000
Series 2017 A, RB (Acquired 12/15/2016; Cost $5,023,907)(e)(m)	6.38%	02/15/2052	5,000	3,500,000
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	500	597,260
Series 2020, Ref. RB	6.75%	11/15/2051	500	594,821
Series 2020, Ref. RB	6.88%	11/15/2055	500	597,020
Texas (State of) Transportation Commission;
Series 2019, RB(j)	0.00%	08/01/2045	4,000	1,479,798
Series 2019, RB(j)	0.00%	08/01/2046	3,180	1,117,160
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. RB(j)	0.00%	08/15/2036	7,670	4,424,035
Series 2015 B, Ref. RB(j)	0.00%	08/15/2037	9,995	5,504,453
Texas (State of) Turnpike Authority (Central Texas Turnpike System);
Series 2002 A, RB (INS - BHAC)(j)(k)	0.00%	08/15/2027	970	925,888
Series 2002, RB(a)(j)	0.00%	08/15/2027	30	28,523
Texas (State of) Water Development Board; Series 2020, RB	4.00%	04/15/2051	10,000	11,897,638
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2021, Ref. RB	5.00%	12/15/2032	5,000	6,787,572
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes);
Series 2016, RB(d)	5.00%	12/31/2045	7,550	8,505,336
Series 2016, RB(d)	5.00%	12/31/2050	4,095	4,601,656
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2019 A, Ref. RB	4.00%	12/31/2038	8,000	9,388,743
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(d)	7.00%	12/31/2038	3,475	3,928,542
Ysleta Independent School District Public Facility Corp.; Series 2001, Ref. RB (INS - AMBAC)(k)	5.38%	11/15/2024	1,300	1,313,600
				291,397,978

Utah–1.23%
Mida Mountain Village Public Infrastructure District; Series 2021, RB(f)	4.00%	08/01/2050	3,000	3,172,282
Salt Lake City (City of), UT;
Series 2021 A, RB(d)	5.00%	07/01/2046	6,800	8,671,265
Series 2021 A, RB(d)	4.00%	07/01/2051	15,200	17,693,470
Salt Lake City Corp.; Series 2017 A, RB(c)(d)(i)	5.00%	07/01/2042	14,000	16,857,562
				46,394,579

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                     Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virgin Islands–0.20%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2009 B, Ref. RB	5.00%	10/01/2025	$4,125	$4,135,393
Series 2010 A, RB	5.00%	10/01/2025	850	852,141
Series 2010 A, RB	5.00%	10/01/2029	2,750	2,756,929
				7,744,463

Virginia–1.73%
Ballston Quarter Communities Development Authority; Series 2016 A, RB	5.50%	03/01/2046	2,500	2,307,570
Hanover (County of), VA Economic Development Authority (Covenant Woods);
Series 2018, Ref. RB	5.00%	07/01/2048	700	767,697
Series 2018, Ref. RB	5.00%	07/01/2051	1,000	1,095,837
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group);
Series 2020, Ref. RB	5.00%	07/01/2047	15,540	23,885,911
Tobacco Settlement Financing Corp.; Series 2007 B-2, RB	5.20%	06/01/2046	4,000	4,003,195
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC);
Series 2017, RB(d)	5.00%	07/01/2034	5,000	5,078,862
Virginia (Commonwealth of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, RB(d)	5.00%	07/01/2027	4,465	4,632,058
Series 2012, RB(d)	5.50%	01/01/2042	4,920	5,122,337
Virginia (Commonwealth of) Small Business Financing Authority (Express Lanes, LLC);
Series 2012, RB(d)	5.00%	07/01/2034	6,735	6,841,226
Series 2012, RB(d)	5.00%	01/01/2040	2,535	2,574,300
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3); Series 2017, RB(d)	5.00%	12/31/2056	7,500	8,990,652
				65,299,645

Washington–3.32%
Energy Northwest (Columbia Generating Station); Series 2021, Ref. RB	4.00%	07/01/2042	15,000	18,099,104
Seattle (Port of), WA;
Series 2018 A, RB(c)(d)	5.00%	05/01/2043	21,000	24,769,382
Series 2021 C, Ref. RB(d)	5.00%	08/01/2046	10,000	12,846,050
Washington (State of); Series 2021 A, Ref. GO Bonds	5.00%	06/01/2038	2,750	3,572,527
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB(c)(i)	5.00%	07/01/2048	15,000	18,321,959
Series 2018, RB	5.00%	07/01/2048	20,000	24,212,988
Washington (State of) Housing Finance Commission; Series 2021-1, Class A, Ctfs.	3.50%	12/20/2035	6,946	8,162,291
Washington (State of) Housing Finance Commission (Bayview Manor Homes); Series 2016 A, Ref. RB(f)	5.00%	07/01/2046	7,255	7,874,323
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB(f)	6.50%	07/01/2030	800	885,593
Series 2015 A, RB(f)	6.75%	07/01/2035	820	910,982
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.); Series 2016, Ref. RB(f)	5.00%	01/01/2036	1,875	2,076,879
Washington (State of) Housing Finance Commission (The Hearthstone);
Series 2018 A, Ref. RB(f)	5.00%	07/01/2048	2,000	2,194,170
Series 2018 A, Ref. RB(f)	5.00%	07/01/2053	1,500	1,642,084
				125,568,332

West Virginia–0.22%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(f)	5.50%	06/01/2037	2,500	2,893,285
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(d)(f)	6.75%	02/01/2026	4,035	4,104,325
Series 2018, RB(d)(f)	8.75%	02/01/2036	1,300	1,386,925
				8,384,535

Wisconsin–2.68%
Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(f)	6.75%	08/01/2031	3,000	3,418,904
Public Finance Authority (KU Campus Development Corp. -Central District Development);
Series 2016, RB(c)(i)	5.00%	03/01/2041	10,000	11,720,802

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                     Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Public Finance Authority (The Evergreens Obligated Group); Series 2019 A, Ref. RB	5.00%	11/15/2044	$4,000	$4,709,183
Public Finance Authority (WhiteStone); Series 2017, Ref. RB(f)	5.00%	03/01/2052	1,075	1,201,064
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(j)(k)	0.00%	12/15/2050	23,150	8,515,047
Series 2020 D, RB (INS - AGM)(j)(k)	0.00%	12/15/2055	11,870	3,503,514
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2039	3,500	3,738,024
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital);
Series 2004, VRD RB (LOC - JPMorgan Chase Bank, N.A.)(g)(h)	0.01%	08/15/2034	2,660	2,660,000
Wisconsin (State of) Health & Educational Facilities Authority (Catholic Residential Services);
Series 2007, Ref. RB	5.25%	05/01/2028	945	944,974
Wisconsin (State of) Health & Educational Facilities Authority (Rogers Memorial Hospital, Inc.);
Series 2014, Ref. RB	5.00%	07/01/2044	3,125	3,499,753
Wisconsin (State of) Health & Educational Facilities Authority (St. John’s Communities, Inc.);
Series 2018 A, RB	5.00%	09/15/2040	1,000	1,072,429
Series 2018 A, RB	5.00%	09/15/2050	5,000	5,339,195
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(f)	7.00%	12/01/2050	6,100	7,015,002
Wisconsin (State of) Public Finance Authority (Explore Academy); Series 2020 A, RB(f)	6.13%	02/01/2050	2,500	2,767,231
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development); Series 2016, RB	5.00%	03/01/2036	4,500	5,292,284
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(f)	6.25%	01/01/2038	5,250	4,332,758
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	5,000	6,003,979
Series 2018 A, RB	5.35%	12/01/2045	4,000	4,770,459
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center);
Series 2016 A, Ref. RB	5.00%	06/01/2032	2,000	2,361,521
Series 2016 A, Ref. RB	5.00%	06/01/2034	7,180	8,444,567
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences);
Series 2015, Ref. RB	5.75%	04/01/2035	1,955	2,253,180
Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, RB (Acquired 10/20/2016-06/07/2018; Cost $7,241,972)(f)(m)	5.25%	12/01/2039	7,285	7,882,128
				101,445,998

Wyoming–0.23%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB(a)(b)(c)	5.00%	01/01/2027	7,000	8,621,668
TOTAL INVESTMENTS IN SECURITIES(p)–108.72% (Cost $3,744,249,227)				4,114,683,138
FLOATING RATE NOTE OBLIGATIONS–(7.68)%
Notes with interest and fee rates ranging from 0.54% to 0.79% at 08/31/2021 and contractual maturities of collateral ranging from 09/01/2022 to 08/15/2057 (See Note 1J)(q)				(290,825,000)
OTHER ASSETS LESS LIABILITIES–(1.04)%				(39,361,396)
NET ASSETS–100.00%				$3,784,496,742

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                     Invesco Municipal Income Fund

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1J.
(d)	Security subject to the alternative minimum tax.
(e)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2021 was $18,755,623, which represented less than 1% of the Fund’s Net Assets.

(f)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2021 was $250,953,191, which represented 6.63% of the Fund’s Net Assets.

(g)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2021.

(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $77,115,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(j)	Zero coupon bond issued at a discount.
(k)	Principal and/or interest payments are secured by the bond insurance company listed.
(l)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(m)	Restricted security. The aggregate value of these securities at August 31, 2021 was $23,517,855, which represented less than 1% of the Fund’s Net Assets.
(n)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(o)	Security subject to crossover refunding.
(p)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(q)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2021. At August 31, 2021, the Fund’s investments with a value of $501,916,138 are held by TOB Trusts and serve as collateral for the $290,825,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2021

Revenue Bonds	82.1%
General Obligation Bonds	8.6
Pre-Refunded Bonds	5.8
Other	3.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                     Invesco Municipal Income Fund

Statement of Assets and Liabilities

August 31, 2021

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $3,744,249,227)	$4,114,683,138

Receivable for:
Investments sold	2,835,000

Fund shares sold	4,372,964

Interest	40,557,018

Investment for trustee deferred compensation and retirement plans	387,734

Other assets	644,364

Total assets	4,163,480,218

Liabilities:
Floating rate note obligations	290,825,000

Payable for:
Investments purchased	41,674,120

Dividends	3,477,150

Fund shares reacquired	2,162,598

Amount due custodian	38,793,549

Accrued fees to affiliates	1,377,775

Accrued interest expense	24,623

Accrued trustees’ and officers’ fees and benefits	2,668

Accrued other operating expenses	174,692

Trustee deferred compensation and retirement plans	471,301

Total liabilities	378,983,476

Net assets applicable to shares outstanding	$3,784,496,742

Net assets consist of:
Shares of beneficial interest	$3,566,649,553

Distributable earnings	217,847,189

$3,784,496,742

Net Assets:
Class A	$2,659,131,276

Class C	$205,194,333

Class Y	$485,581,480

Investor Class	$98,914,290

Class R6	$335,675,363

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	190,718,795

Class C	14,780,757

Class Y	34,832,493

Investor Class	7,088,778

Class R6	24,077,043

Class A:
Net asset value per share	$13.94

Maximum offering price per share (Net asset value of $13.94 ÷ 95.75%)	$14.56

Class C:
Net asset value and offering price per share	$13.88

Class Y:
Net asset value and offering price per share	$13.94

Investor Class:
Net asset value and offering price per share	$13.95

Class R6:
Net asset value and offering price per share	$13.94

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                     Invesco Municipal Income Fund

Statement of Operations

For the six months ended August 31, 2021

(Unaudited)

Investment income:
Interest	$71,938,878

Expenses:
Advisory fees	8,541,950

Administrative services fees	261,907

Custodian fees	4,997

Distribution fees:
Class A	3,293,503

Class C	1,076,672

Investor Class	94,161

Interest, facilities and maintenance fees	1,569,911

Transfer agent fees – A, C, Y and Investor	1,247,052

Transfer agent fees – R6	15,666

Trustees’ and officers’ fees and benefits	27,399

Registration and filing fees	106,468

Reports to shareholders	88,241

Professional services fees	53,693

Taxes	43,080

Other	30,412

Total expenses	16,455,112

Less: Expense offset arrangement(s)	(804)

Net expenses	16,454,308

Net investment income	55,484,570

Realized and unrealized gain from:
Net realized gain from unaffiliated investment securities	2,547,727

Change in net unrealized appreciation of unaffiliated investment securities	85,821,179

Net realized and unrealized gain	88,368,906

Net increase in net assets resulting from operations	$143,853,476

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                     Invesco Municipal Income Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2021 and the year ended February 28, 2021

(Unaudited)

	August 31,	February 28,
	2021	2021

Operations:
Net investment income	$55,484,570	$114,281,485

Net realized gain (loss)	2,547,727	(44,335,192)

Change in net unrealized appreciation (depreciation)	85,821,179	(78,598,903)

Net increase (decrease) in net assets resulting from operations	143,853,476	(8,652,610)

Distributions to shareholders from distributable earnings:
Class A	(39,744,193)	(73,655,042)

Class C	(2,450,292)	(5,585,652)

Class Y	(7,878,485)	(14,765,264)

Investor Class	(1,562,768)	(2,976,992)

Class R6	(5,100,836)	(7,819,439)

Total distributions from distributable earnings	(56,736,574)	(104,802,389)

Share transactions–net:
Class A	52,418,307	95,280,451

Class C	(20,604,707)	(67,285,209)

Class Y	5,356,386	(15,216,651)

Investor Class	(1,057,690)	(2,249,141)

Class R6	58,080,064	35,357,294

Net increase in net assets resulting from share transactions	94,192,360	45,886,744

Net increase (decrease) in net assets	181,309,262	(67,568,255)

Net assets:
Beginning of period	3,603,187,480	3,670,755,735

End of period	$3,784,496,742	$3,603,187,480

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                     Invesco Municipal Income Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return (b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 08/31/21	$13.61	$0.21	$ 0.33	$ 0.54	$(0.21)	$13.94	3.99%		$2,659,131	0.90	%(d)	0.90	%(d)	0.81	%(d)	2.95	%(d)	4%
Year ended 02/28/21	14.04	0.43	(0.46)	(0.03)	(0.40)	13.61	(0.14)		2,545,279	0.92		0.92		0.81		3.25		23
Year ended 02/29/20	13.02	0.45	1.03	1.48	(0.46)	14.04	11.56		2,525,163	1.05		1.05		0.82		3.35		9
Year ended 02/28/19	13.19	0.50	(0.14)	0.36	(0.53)	13.02	2.78		1,982,214	1.01		1.01		0.85		3.85		27
Year ended 02/28/18	13.22	0.53	(0.06)	0.47	(0.50)	13.19	3.53		1,935,019	1.10		1.10		0.87		3.94		17
Year ended 02/28/17	13.70	0.52	(0.47)	0.05	(0.53)	13.22	0.28		1,927,685	0.99		0.99		0.83		3.79		25
Class C
Six months ended 08/31/21	13.55	0.15	0.34	0.49	(0.16)	13.88	3.61		205,194	1.65	(d)	1.65	(d)	1.56	(d)	2.20	(d)	4
Year ended 02/28/21	13.97	0.33	(0.45)	(0.12)	(0.30)	13.55	(0.83)		220,569	1.67		1.67		1.56		2.50		23
Year ended 02/29/20	12.96	0.35	1.02	1.37	(0.36)	13.97	10.69		298,433	1.80		1.80		1.57		2.60		9
Year ended 02/28/19	13.12	0.40	(0.13)	0.27	(0.43)	12.96	2.08		133,292	1.76		1.76		1.60		3.10		27
Year ended 02/28/18	13.16	0.42	(0.07)	0.35	(0.39)	13.12	2.68		248,013	1.85		1.85		1.62		3.19		17
Year ended 02/28/17	13.64	0.41	(0.47)	(0.06)	(0.42)	13.16	(0.48)		250,828	1.74		1.74		1.58		3.04		25
Class Y
Six months ended 08/31/21	13.61	0.22	0.34	0.56	(0.23)	13.94	4.12		485,581	0.65	(d)	0.65	(d)	0.56	(d)	3.20	(d)	4
Year ended 02/28/21	14.04	0.47	(0.47)	0.00	(0.43)	13.61	0.11		468,937	0.67		0.67		0.56		3.50		23
Year ended 02/29/20	13.02	0.48	1.03	1.51	(0.49)	14.04	11.83		500,893	0.80		0.80		0.57		3.60		9
Year ended 02/28/19	13.18	0.54	(0.14)	0.40	(0.56)	13.02	3.11		406,923	0.76		0.76		0.60		4.10		27
Year ended 02/28/18	13.22	0.56	(0.07)	0.49	(0.53)	13.18	3.71		442,757	0.85		0.85		0.62		4.19		17
Year ended 02/28/17	13.70	0.55	(0.47)	0.08	(0.56)	13.22	0.54		524,417	0.74		0.74		0.58		4.04		25
Investor Class
Six months ended 08/31/21	13.63	0.21	0.33	0.54	(0.22)	13.95	3.96	(e)	98,914	0.83	(d)(e)	0.83	(d)(e)	0.75	(d)(e)	3.02	(d)(e)	4
Year ended 02/28/21	14.05	0.45	(0.46)	(0.01)	(0.41)	13.63	0.03	(e)	97,587	0.81	(e)	0.81	(e)	0.70	(e)	3.36	(e)	23
Year ended 02/29/20	13.03	0.46	1.03	1.49	(0.47)	14.05	11.65	(e)	102,850	0.98	(e)	0.98	(e)	0.75	(e)	3.42	(e)	9
Year ended 02/28/19	13.19	0.52	(0.14)	0.38	(0.54)	13.03	2.96	(e)	99,887	0.88	(e)	0.88	(e)	0.72	(e)	3.98	(e)	27
Year ended 02/28/18	13.24	0.54	(0.08)	0.46	(0.51)	13.19	3.48	(e)	105,159	1.03	(e)	1.03	(e)	0.80	(e)	4.01	(e)	17
Year ended 02/28/17	13.71	0.53	(0.46)	0.07	(0.54)	13.24	0.47	(e)	108,489	0.87	(e)	0.87	(e)	0.71	(e)	3.91	(e)	25
Class R6
Six months ended 08/31/21	13.61	0.23	0.33	0.56	(0.23)	13.94	4.15		335,675	0.58	(d)	0.58	(d)	0.50	(d)	3.27	(d)	4
Year ended 02/28/21	14.04	0.48	(0.47)	0.01	(0.44)	13.61	0.17		270,815	0.61		0.61		0.50		3.56		23
Year ended 02/29/20	13.02	0.49	1.03	1.52	(0.50)	14.04	11.90		243,417	0.74		0.74		0.51		3.66		9
Year ended 02/28/19	13.18	0.54	(0.13)	0.41	(0.57)	13.02	3.18		152,478	0.69		0.69		0.53		4.17		27
Period ended 02/28/18(f)	13.25	0.51	(0.10)	0.41	(0.48)	13.18	3.13		141,275	0.79	(d)	0.79	(d)	0.56	(d)	4.25	(d)	17

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.19%, 0.14%, 0.17%, 0.13%, 0.18% and 0.13% for the six months ended August 31, 2021 and for the years ended February 28, 2021, February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, respectively.

(f)	Commencement date of April 04, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                     Invesco Municipal Income Fund

Notes to Financial Statements

August 31, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Municipal Income Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to provide investors with a high level of current income exempt from federal income tax, consistent with preservation of capital.

The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Investor Class and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Investor Class and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

30                     Invesco Municipal Income Fund

D.

Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.

H.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

31                     Invesco Municipal Income Fund

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

K.

Other Risks - The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

L.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.500%
Over $500 million	0.450%

For the six months ended August 31, 2021, the effective advisory fee rate incurred by the Fund was 0.46%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Investor Class and Class R6 shares to 1.50%, 2.25%, 1.25%, 1.50% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class C shares and Investor Class shares to reimburse IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A and Investor Class average daily net assets and up to 1.00% of Class C average daily net assets. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund.

For the six months ended August 31, 2021, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

32                     Invesco Municipal Income Fund

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2021, IDI advised the Fund that IDI retained $180,219 in front-end sales commissions from the sale of Class A shares and $36,360 and $1,104 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$4,114,257,849	$425,289	$4,114,683,138

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2021, the Fund engaged in securities purchases of $69,425,364 and securities sales of $32,000,204, which did not result in any net realized gains (losses).

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $804.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances and Borrowings

The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Funds in a committed secured borrowing facility that permits borrowings up to $2.0 billion, collectively by certain Funds, and which will expire on February 24, 2022. The revolving credit and security agreement is secured by the assets of the Fund. At August 31, 2021, the Fund had no borrowings outstanding under this agreement.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2021 were $293,588,571 and 0.48%, respectively.

The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.

33                     Invesco Municipal Income Fund

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2021, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$108,420,776	$57,625,102	$166,045,878
*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2021 was $255,675,328 and $149,324,882, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$396,303,934

Aggregate unrealized (depreciation) of investments	(22,193,839)

Net unrealized appreciation of investments	$374,110,095

Cost of investments for tax purposes is $3,740,573,043.

NOTE 10–Share Information

	Summary of Share Activity
	Six months ended August 31, 2021(a)		Year ended February 28, 2021
	Shares	Amount	Shares	Amount
Sold:
Class A	11,848,175	$164,650,051	36,773,798	$490,622,953
Class C	215,298	2,976,942	3,181,964	41,743,959
Class Y	2,254,524	31,321,500	6,314,882	84,421,582
Investor Class	508,016	6,977,382	630,495	8,329,697
Class R6	5,192,451	72,080,745	6,743,107	90,483,720

Issued as reinvestment of dividends:
Class A	1,793,534	24,920,390	3,450,120	46,192,422
Class C	140,033	1,936,764	332,137	4,417,403
Class Y	300,893	4,180,149	609,546	8,152,641
Investor Class	80,527	1,119,782	163,099	2,184,305
Class R6	286,101	3,976,803	450,231	6,029,752

Automatic conversion of Class C shares to Class A shares:
Class A	117,417	1,633,133	1,274,262	17,218,989
Class C	(117,927)	(1,633,133)	(1,279,946)	(17,218,989)

Reacquired:
Class A	(10,006,176)	(138,785,267)	(34,409,233)	(458,753,913)
Class C	(1,729,616)	(23,885,280)	(7,317,442)	(96,227,582)
Class Y	(2,175,159)	(30,145,263)	(8,158,976)	(107,790,874)
Investor Class	(661,382)	(9,154,854)	(952,958)	(12,763,143)
Class R6	(1,296,277)	(17,977,484)	(4,640,010)	(61,156,178)
Net increase in share activity	6,750,432	$94,192,360	3,165,076	$45,886,744

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 67% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

34                     Invesco Municipal Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2021 through August 31, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (03/01/21)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)
		Ending Account Value (08/31/21)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,039.90	$4.63	$1,020.67	$4.58	0.90%
Class C	1,000.00	1,036.10	8.47	1,016.89	8.39	1.65
Class Y	1,000.00	1,041.20	3.34	1,021.93	3.31	0.65
Investor Class	1,000.00	1,039.60	4.27	1,021.02	4.23	0.83
Class R6	1,000.00	1,041.50	2.98	1,022.28	2.96	0.58
[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2021 through August 31, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

35                     Invesco Municipal Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Municipal Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond 5+ Year Investment Grade Index (Index). The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund

36                     Invesco Municipal Income Fund

was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual and contractual management fees and total expense ratio were in the fourth, fourth and fifth quintile of its expense group, respectively, and discussed with management reasons for such relative actual and contractual management fees and total expenses as well as the levels of the Fund’s breakpoints in light of current assets.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.     Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board requested and received additional information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.     Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.     Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

37                     Invesco Municipal Income Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

◾ Fund reports and prospectuses

◾ Quarterly statements

◾ Daily confirmations

◾ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-07890 and 033-66242	Invesco Distributors, Inc.	VK-MINC-SAR-1

Semiannual Report to Shareholders	August 31, 2021

Invesco New Jersey Municipal Fund

Nasdaq:

A: ONJAX ∎ C: ONJCX ∎ Y: ONJYX ∎ R6: IORJX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
10	Financial Statements
13	Financial Highlights
14	Notes to Financial Statements
19	Fund Expenses
20	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance. Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/21 to 8/31/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.92%
Class C Shares	4.47
Class Y Shares	4.93
Class R6 Shares	5.09
Bloomberg Municipal Bond Index▼*	2.51
S&P Municipal Bond New Jersey Index∎*	3.18
U.S. Consumer Price Index∎	4.01

Source(s): ▼RIMES Technologies Corp.; ∎Bloomberg LP

*Effective July 30, 2021, the Fund changed its benchmark from the Bloomberg Municipal Bond Index to the S&P Municipal Bond New Jersey Index. These changes were made to better align the Fund’s risk profile.

The Bloomberg Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.

  The S&P Municipal Bond New Jersey Index is a broad, market value-weighted index that seeks to measure the performance of bonds issued within New Jersey.

  The U.S. Consumer Price Index is a measure of change in consumer prices as determined by the U.S. Bureau of Labor Statistics.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco New Jersey Municipal Fund

Average Annual Total Returns
As of 8/31/21, including maximum applicable sales charges

Class A Shares
Inception (3/1/94)	4.60%
10 Years	4.52
5 Years	3.69
1 Year	3.80

Class C Shares
Inception (8/29/95)	4.62%
10 Years	4.38
5 Years	3.89
1 Year	6.61

Class Y Shares
Inception (11/29/10)	5.16%
10 Years	5.18
5 Years	4.83
1 Year	8.65

Class R6 Shares
10 Years	5.05%
5 Years	4.74
1 Year	8.75

Effective May 24, 2019, Class A, Class C and Class Y shares of the Oppenheimer Rochester New Jersey Municipal Fund (the predecessor fund), were reorganized into Class A, Class C and Class Y shares, respectively, of the Invesco Oppenheimer Rochester® New Jersey Municipal Fund. The Fund was subsequently renamed the Invesco New Jersey Municipal Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C and Class Y shares are those for Class A, Class C and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R6 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on

Class C shares is 1% for the first year after purchase. Class Y and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco New Jersey Municipal Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid

Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco New Jersey Municipal Fund

Schedule of Investments

August 31, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–103.64%
New Jersey–87.10%
Atlantic City (City of), NJ; Series 2017 A, Ref. GO Bonds (INS - BAM)(a)	5.00%	03/01/2042	$1,250	$1,485,999

Casino Reinvestment Development Authority, Inc.;
Series 2004, RB (INS - AMBAC)(a)	5.25%	01/01/2022	770	772,568

Series 2004, RB (INS - AMBAC)(a)	5.25%	01/01/2024	1,665	1,670,347

Series 2004, RB (INS - AMBAC)(a)	5.00%	01/01/2025	220	220,645

Series 2014, Ref. RB (INS - AGM)(a)	5.00%	11/01/2028	1,000	1,115,395

Series 2014, Ref. RB (INS - AGM)(a)	5.00%	11/01/2031	2,000	2,213,012

Series 2014, Ref. RB	5.25%	11/01/2039	3,000	3,236,478

Series 2014, Ref. RB	5.25%	11/01/2044	3,000	3,222,320

Deutsche Bank Spears/Lifers Trust;
Series 2013, RB(b)(c)(d)	5.00%	05/01/2023	6,330	6,841,089

Series 2013, RB(b)(c)(d)	5.00%	05/01/2023	5,380	5,814,385

Series 2013, RB(b)(c)(d)	5.00%	05/01/2023	4,000	4,322,963

Essex (County of), NJ Improvement Authority; Series 1999, RB (INS - AMBAC)(a)	5.13%	04/01/2029	100	100,187

Essex (County of), NJ Improvement Authority (559 Broad/Hazelwood); Series 2020 A, RB(e)	4.00%	08/01/2060	1,500	1,678,711

Essex (County of), NJ Improvement Authority (CHF-Newark LLC-NJIT Student Housing);
Series 2021 A, RB (INS - BAM)(a)	4.00%	08/01/2051	750	891,667

Series 2021 A, RB (INS - BAM)(a)	4.00%	08/01/2056	750	887,948

Series 2021 A, RB (INS - BAM)(a)	4.00%	08/01/2060	1,000	1,175,063

Essex (County of), NJ Utilities Authority; Series 2009, Ref. RB (INS - AGC)(a)	4.13%	04/01/2022	75	75,192

Garden State Preservation Trust;
Series 2003 B, RB (INS - AGM)(a)(f)	0.00%	11/01/2026	140	131,940

Series 2005 A, RB (INS - AGM)(a)	5.75%	11/01/2028	460	571,381

Hudson (County of), NJ Improvement Authority (Hudson County Courhouse); Series 2020, RB	4.00%	10/01/2051	2,250	2,662,853

Lavallette School District; Series 2005, GO Bonds (INS - SGI)(a)	4.20%	02/01/2025	10	10,033

Middlesex (County of), NJ Improvement Authority; Series 2000, RB (INS - AMBAC)(a)(g)	5.50%	09/01/2030	20	20,087

New Brunswick (City of), NJ Parking Authority;
Series 2012, Ref. RB	5.00%	09/01/2027	445	464,902

Series 2012, Ref. RB	5.00%	09/01/2029	605	631,933

New Jersey (State of);
Series 2017 XF0553, GO Bonds(d)	5.00%	06/01/2028	5,000	6,180,876

Series 2020 A, GO Bonds	4.00%	06/01/2032	4,000	5,046,589

New Jersey (State of) Building Authority;
Series 2016 A, Ref. RB (INS - BAM)(a)	5.00%	06/15/2028	600	723,073

Series 2016 A, Ref. RB (INS - BAM)(a)	5.00%	06/15/2029	300	359,931

New Jersey (State of) Economic Development Authority;
Series 1997 A, Ref. RB	5.88%	12/01/2026	2,100	2,103,203

Series 1998 B, RB(g)	6.50%	04/01/2031	90	97,795

Series 1999 A, RB	6.25%	07/01/2024	15	15,062

Series 2005 N-1, Ref. RB (INS - NATL)(a)	5.50%	09/01/2023	100	110,638

Series 2012 A, RB(g)	5.00%	06/15/2037	1,515	1,557,240

Series 2012 A, RB(g)	5.13%	06/15/2043	1,250	1,284,997

Series 2012, Ref. RB	5.00%	06/15/2028	2,095	2,166,263

Series 2012, Ref. RB	5.00%	06/15/2029	900	930,441

Series 2013 NN, Ref. RB	5.00%	03/01/2030	700	748,345

Series 2013, RB	6.00%	10/01/2043	3,200	3,490,010

Series 2014 A, RB(e)	6.00%	10/01/2034	515	563,462

Series 2014, RB	5.25%	01/01/2044	5,500	5,665,065

Series 2015 WW, Ref. RB	5.00%	06/15/2035	3,000	3,477,370

Series 2015 WW, Ref. RB	5.00%	06/15/2036	3,000	3,472,090

Series 2017 A, Ref. RB (INS - BAM)(a)	5.00%	07/01/2033	3,000	3,621,355

Series 2017, RB	5.00%	07/15/2047	1,000	1,157,675

Series 2017, Ref. RB (INS - AGM)(a)	5.00%	06/01/2042	1,000	1,197,020

Series 2018 A, RB (Acquired 08/29/2018; Cost $282,001)(e)(h)	5.38%	09/01/2033	275	290,489

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco New Jersey Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)
Series 2018 A, RB(e)	5.00%	10/01/2033	$1,000	$1,121,961

Series 2018 A, RB	5.00%	07/01/2038	350	411,425

Series 2018 A, RB (Acquired 08/29/2018-08/30/2018; Cost $791,412)(e)(h)	5.63%	09/01/2038	765	810,053

Series 2018 A, RB(e)	5.25%	10/01/2038	2,500	2,797,140

Series 2018 A, RB(e)	6.25%	11/01/2038	525	628,247

Series 2018 A, RB	5.00%	06/15/2047	3,000	3,616,373

Series 2018 A, RB	5.00%	12/01/2048	3,000	3,589,081

Series 2018 A, RB	5.00%	07/01/2050	1,000	1,158,676

Series 2018 A, RB(e)	6.50%	11/01/2052	2,500	3,018,969

Series 2018 B, RB(e)	6.00%	11/01/2022	250	252,389

Series 2019, RB	4.00%	06/15/2044	1,000	1,156,619

New Jersey (State of) Economic Development Authority (Black Horse EHT Urban Renewal LLC); Series 2019 A, RB(e)	5.00%	10/01/2039	2,000	2,065,676

New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB(g)	5.25%	09/15/2029	850	893,283

New Jersey (State of) Economic Development Authority (Elite Pharmaceuticals, Inc. - 2005); Series 2005 A, RB(g)	6.50%	09/01/2030	25	22,957

New Jersey (State of) Economic Development Authority (Middlesex Water Co.); Series 2019, RB(g)	4.00%	08/01/2059	4,275	4,732,636

New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	2,336	2,947,482

New Jersey (State of) Economic Development Authority (Provident Group - Rowan Properties LLC - Rowan University Student Housing); Series 2015 A, RB	5.00%	01/01/2030	50	53,605

New Jersey (State of) Economic Development Authority (Social Bonds);
Series 2021, RB	4.00%	06/15/2046	2,750	3,192,595

Series 2021, RB	4.00%	06/15/2050	5,440	6,291,995

New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(g)	5.38%	01/01/2043	10,650	11,864,587

New Jersey (State of) Economic Development Authority (Transit Transportation); Series 2020, RB	4.00%	11/01/2039	1,000	1,160,965

New Jersey (State of) Educational Facilities Authority (Georgian Court University);
Series 2017 G, Ref. RB	5.00%	07/01/2030	1,395	1,538,787

Series 2017 G, Ref. RB	5.00%	07/01/2033	1,590	1,732,272

Series 2017 G, Ref. RB	5.00%	07/01/2035	1,485	1,609,139

Series 2017 G, Ref. RB	5.00%	07/01/2036	1,640	1,769,103

New Jersey (State of) Educational Facilities Authority (New Jersey City University); Series 2021, Ref. RB (INS - AGM)(a)	4.00%	07/01/2036	765	921,519

New Jersey (State of) Educational Facilities Authority (Public Library); Series 2002 A, RB (INS - AMBAC)(a)	5.00%	09/01/2022	5	5,019

New Jersey (State of) Educational Facilities Authority (Rider University);
Series 2017 F, RB	5.00%	07/01/2035	185	212,213

Series 2017 F, RB	5.00%	07/01/2036	300	343,424

Series 2017 F, RB	5.00%	07/01/2047	3,250	3,654,378

New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds); Series 2020 A, RB	4.00%	07/01/2050	3,000	3,451,342

New Jersey (State of) Educational Facilities Authority (William Paterson University of New Jersey (The)); Series 2017 B, RB (INS - AGM)(a)	5.00%	07/01/2047	2,000	2,399,543

New Jersey (State of) Health Care Facilities Financing Authority;
Series 2013, Ref. RB	5.00%	08/15/2034	1,960	2,120,720

Series 2017, Ref. RB	5.00%	10/01/2038	2,000	2,426,596

New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health Obligated Group); Series 2014, Ref. RB	5.00%	07/01/2044	3,000	3,383,240

New Jersey (State of) Health Care Facilities Financing Authority (University Hospital); Series 2015 A, RB (INS - AGM)(a)	5.00%	07/01/2046	2,000	2,303,981

New Jersey (State of) Higher Education Student Assistance Authority;
Series 2011 1, RB(g)	5.50%	12/01/2025	1,030	1,042,749

Series 2011 1, RB(g)	5.75%	12/01/2029	25	25,298

Series 2011 I, RB(g)	5.75%	12/01/2028	655	662,980

Series 2013 1B, RB(g)	4.75%	12/01/2043	2,000	2,065,924

Series 2019 C, Ref. RB(g)	3.63%	12/01/2049	1,000	1,037,360

Series 2021 C, RB(g)	3.25%	12/01/2051	500	510,617

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco New Jersey Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)
New Jersey (State of) Housing & Mortgage Finance Agency;
Series 2018 A, Ref. RB	3.95%	11/01/2043	$870	$961,230

Series 2018 BB, Ref. RB(g)	3.80%	10/01/2032	875	955,346

Series 2019 A, Ref. RB	3.00%	11/01/2044	510	538,790

Series 2019 A, Ref. RB	3.05%	11/01/2049	865	911,618

Series 2020 E, Ref. RB	2.45%	10/01/2050	620	631,530

New Jersey (State of) Housing & Mortgage Finance Agency (Social Bonds); Series 2021 H, RB	2.40%	04/01/2052	1,500	1,452,275

New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB (INS - BAM)(a)(f)	0.00%	12/15/2037	2,000	1,425,942

Series 2008 A, RB(f)	0.00%	12/15/2038	2,000	1,335,217

Series 2010 A, RB (INS - BAM)(a)(f)	0.00%	12/15/2028	1,200	1,090,234

Series 2012 A, RB(b)	5.00%	06/15/2042	2,360	2,447,973

Series 2013 AA, RB	5.25%	06/15/2033	1,335	1,446,477

Series 2018 A, Ref. RB	4.25%	12/15/2038	7,790	9,117,253

Series 2018 A, Ref. RN	5.00%	06/15/2031	3,540	4,196,919

Series 2019 BB, RB	4.00%	06/15/2050	1,000	1,134,826

Series 2020 AA, RB	5.00%	06/15/2045	3,250	4,103,796

Series 2020 AA, RB	4.00%	06/15/2050	3,000	3,469,850

New Jersey (State of) Turnpike Authority; Series 2019 A, RB	5.00%	01/01/2048	2,000	2,473,535

Newark (City of), NJ;
Series 2015 A, GO Bonds	5.00%	07/15/2029	3,000	3,393,663

Series 2015 B, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	07/15/2029	430	486,727

Series 2020 C, Ref. GO Bonds (INS - AGM)(a)	4.00%	10/01/2039	305	353,070

Newark (City of), NJ Housing Authority;
Series 2007, Ref. RB (INS - NATL)(a)	5.00%	01/01/2032	760	915,004

Series 2017, Ref. RB	4.00%	01/01/2037	1,000	1,120,166

Salem (County of), NJ Improvement Authority (Finlaw State Office Building); Series 2021, Ref. RB (INS - AGM)(a)	4.00%	08/15/2048	1,905	2,208,509

Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR(g)	5.00%	12/01/2023	1,510	1,596,707

South Jersey Port Corp.; Series 2016 S-1, Ref. RB	5.00%	01/01/2039	1,350	1,559,739

South Jersey Transportation Authority;
Series 2014 A, Ref. RB	5.00%	11/01/2039	3,650	4,050,935

Series 2019 A, Ref. RB (INS - AGM)(a)	5.00%	11/01/2033	750	963,091

Series 2020 A, RB	4.00%	11/01/2050	1,000	1,156,498

Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	4,000	4,806,910

Series 2018 A, Ref. RB	5.25%	06/01/2046	1,000	1,224,655

Series 2018 B, Ref. RB	5.00%	06/01/2046	3,400	4,043,000

Union (County of), NJ Improvement Authority; Series 1998 A, RB (INS - NATL)(a)(g)	5.00%	03/01/2028	55	55,214

				235,105,704

Puerto Rico–11.33%
Children’s Trust Fund; Series 2002, RB	5.63%	05/15/2043	15,000	15,089,334

Puerto Rico (Commonwealth of);
Series 2007 A, GO Bonds(i)	5.25%	07/01/2037	2,150	2,031,750

Series 2011 C, Ref. GO Bonds(i)	6.50%	07/01/2040	3,000	2,767,500

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2010 AAA, RB(i)	5.25%	07/01/2031	550	541,062

Series 2010 AAA-RSA-1, RB(i)	5.25%	07/01/2030	500	491,875

Series 2012 A, RB(i)	5.05%	07/01/2042	45	44,100

Series 2016 E-2, RB(i)	10.00%	01/01/2022	55	57,372

Series 2016 E-4, RB(i)	10.00%	07/01/2022	55	57,372

Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB(g)	6.63%	06/01/2026	175	181,125

Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University System);
Series 2006, RB	5.00%	03/01/2036	930	934,650

Series 2012, Ref. RB	5.13%	04/01/2032	100	101,575

Series 2012, Ref. RB	5.38%	04/01/2042	100	101,750

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco New Jersey Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Infrastructure Financing Authority;
Series 2005 A, RB (INS - AMBAC)(a)(f)	0.00%	07/01/2035	$975	$542,744

Series 2005 B, RB(i)	5.00%	07/01/2037	4,750	1,900,000

Series 2005 B, RB(i)	5.00%	07/01/2041	2,610	1,044,000

Series 2006 B, RB(i)	5.00%	07/01/2027	575	230,000

Puerto Rico (Commonwealth of) Infrastructure Financing Authority (MEPSI Campus); Series 2007 A, RB (Acquired 12/02/2009; Cost $357,178)(h)(i)	6.50%	10/01/2037	400	304,000

Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities); Series 2007 M-3, Ref. RB (INS - NATL)(a)	6.00%	07/01/2028	1,000	1,036,283

Puerto Rico Public Finance Corp.; Series 2011 B, RB(i)	6.00%	08/01/2026	5,235	78,525

Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(f)	0.00%	07/01/2051	5,771	1,402,440

Series 2018 A-1, RB	5.00%	07/01/2058	1,371	1,587,425

Series 2019 A-2, RB	4.54%	07/01/2053	60	67,861

				30,592,743

New York–3.87%
New York & New Jersey (States of) Port Authority;
Series 2017 206, Ref. RB(g)	5.00%	11/15/2037	850	1,037,492

Series 2019 220, RB(g)	4.00%	11/01/2059	2,000	2,311,208

Series 2019, RB(g)	5.00%	11/01/2044	1,500	1,862,186

Series 2021, Ref. RB(g)	4.00%	07/15/2046	4,500	5,225,694

				10,436,580

Virgin Islands–0.64%
Tobacco Settlement Financing Corp.;
Series 2006, RB(f)	0.00%	05/15/2035	1,100	458,179

Series 2006, RB(f)	0.00%	05/15/2035	3,100	1,113,029

Virgin Islands (Government of) Water & Power Authority (Electric System);
Series 2007 A, RB	5.00%	07/01/2024	50	49,749

Series 2007 A, RB	5.00%	07/01/2026	15	14,853

Series 2007 A, RB	5.00%	07/01/2027	85	84,022

				1,719,832

Northern Mariana Islands–0.55%
Northern Mariana Islands (Commonwealth of) Ports Authority; Series 1998 A, RB(g)	6.25%	03/15/2028	1,500	1,489,117

Guam–0.15%
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2024	125	131,274

Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2030	250	261,764

Guam Housing Corp.; Series 1998 A, RB (CEP - FHLMC)(g)	5.75%	09/01/2031	10	10,472

				403,510

TOTAL INVESTMENTS IN SECURITIES(j)–103.64% (Cost $267,856,447)				279,747,486

FLOATING RATE NOTE OBLIGATIONS–(5.76)%
Notes with interest and fee rates ranging from 0.57% to 0.70% at 08/31/2021 and contractual maturities of collateral ranging from 06/01/2028 to 05/01/2038 (See Note 1J)(k)				(15,555,000)

OTHER ASSETS LESS LIABILITIES–2.12%				5,726,403

NET ASSETS–100.00%				$269,918,889

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco New Jersey Municipal Fund

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1J.
(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2021 was $13,227,097, which represented 4.90% of the Fund’s Net Assets.

(f)	Zero coupon bond issued at a discount.
(g)	Security subject to the alternative minimum tax.
(h)	Restricted security. The aggregate value of these securities at August 31, 2021 was $1,404,542, which represented less than 1% of the Fund’s Net Assets.
(i)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2021 was $9,547,556, which represented 3.54% of the Fund’s Net Assets.

(j)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent

Assured Guaranty Municipal Corp.	5.28%

(k)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2021. At August 31, 2021, the Fund’s investments with a value of $23,159,313 are held by TOB Trusts and serve as collateral for the $15,555,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2021

Revenue Bonds	85.3%
General Obligation Bonds	7.8
Pre-Refunded Bonds	6.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco New Jersey Municipal Fund

Statement of Assets and Liabilities

August 31, 2021

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $267,856,447)	$279,747,486

Cash	2,618,273

Receivable for:
Fund shares sold	132,429

Interest	2,813,288

Investments matured, at value (Cost $666,391)	685,550

Investment for trustee deferred compensation and retirement plans	41,146

Other assets	76,668

Total assets	286,114,840

Liabilities:
Floating rate note obligations	15,555,000

Payable for:
Dividends	359,040

Fund shares reacquired	47,054

Accrued fees to affiliates	134,126

Accrued interest expense	2,820

Accrued trustees’ and officers’ fees and benefits	20,260

Accrued other operating expenses	36,505

Trustee deferred compensation and retirement plans	41,146

Total liabilities	16,195,951

Net assets applicable to shares outstanding	$269,918,889

Net assets consist of:
Shares of beneficial interest	$403,947,513

Distributable earnings (loss)	(134,028,624)

$269,918,889

Net Assets:
Class A	$208,046,197

Class C	$22,196,319

Class Y	$39,665,931

Class R6	$10,442

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	20,461,417

Class C	2,180,081

Class Y	3,896,437

Class R6	1,027

Class A:
Net asset value per share	$10.17

Maximum offering price per share (Net asset value of $10.17 ÷ 95.75%)	$10.62

Class C:
Net asset value and offering price per share	$10.18

Class Y:
Net asset value and offering price per share	$10.18

Class R6:
Net asset value and offering price per share	$10.17

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                     Invesco New Jersey Municipal Fund

Statement of Operations

For the six months ended August 31, 2021

(Unaudited)

Investment income:
Interest	$4,914,039

Expenses:
Advisory fees	751,559

Administrative services fees	18,195

Custodian fees	180

Distribution fees:
Class A	252,361

Class C	98,128

Interest, facilities and maintenance fees	141,795

Transfer agent fees– A, C and Y	93,077

Trustees’ and officers’ fees and benefits	13,875

Registration and filing fees	31,481

Reports to shareholders	16,312

Professional services fees	62,637

Other	8,031

Total expenses	1,487,631

Less: Expenses reimbursed	(25,162)

Net expenses	1,462,469

Net investment income	3,451,570

Realized and unrealized gain from:
Net realized gain from unaffiliated investment securities	669,311

Change in net unrealized appreciation of unaffiliated investment securities	8,011,634

Net realized and unrealized gain	8,680,945

Net increase in net assets resulting from operations	$12,132,515

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                     Invesco New Jersey Municipal Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2021 and the year ended February 28, 2021

(Unaudited)

	August 31, 2021	February 28, 2021

Operations:
Net investment income	$3,451,570	$7,999,679

Net realized gain (loss)	669,311	(191,231)

Change in net unrealized appreciation (depreciation)	8,011,634	(8,287,927)

Net increase (decrease) in net assets resulting from operations	12,132,515	(479,479)

Distributions to shareholders from distributable earnings:
Class A	(3,476,008)	(7,967,260)

Class C	(300,756)	(1,060,471)

Class Y	(644,591)	(1,318,289)

Class R6	(195)	(462)

Total distributions from distributable earnings	(4,421,550)	(10,346,482)

Share transactions—net:
Class A	6,299,730	5,928,402

Class C	866,226	(13,177,991)

Class Y	7,027,510	875,166

Net increase (decrease) in net assets resulting from share transactions	14,193,466	(6,374,423)

Net increase (decrease) in net assets	21,904,431	(17,200,384)

Net assets:
Beginning of period	248,014,458	265,214,842

End of period	$269,918,889	$248,014,458

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                     Invesco New Jersey Municipal Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 08/31/21	$9.86	$0.14	$0.34	$0.48	$(0.17)	$10.17	4.92%	$208,046	1.09	%(d)	1.11	%(d)	0.98	%(d)	2.67	%(d)	3%
Year ended 02/28/21	10.27	0.32	(0.31)	0.01	(0.42)	9.86	0.25	195,684	1.11		1.16		0.97		3.32		27
Seven months ended 02/29/20	9.85	0.19	0.40	0.59	(0.17)	10.27	6.00	197,732	1.18	(d)	1.21	(d)	1.00	(d)	3.30	(d)	12
Year ended 07/31/19	9.19	0.39	0.54	0.93	(0.27)	9.85	10.29	191,704	1.36		1.37		1.01		4.08		17
Year ended 07/31/18	9.02	0.29	0.16	0.45	(0.28)	9.19	5.22	162,955	1.30		1.30		1.07		3.36		23
Year ended 07/31/17	9.70	0.38	(0.66)	(0.28)	(0.40)	9.02	(3.01)	207,958	1.09		1.09		0.90		4.05		9
Year ended 07/31/16	9.34	0.43	0.40	0.83	(0.47)	9.70	9.25	257,608	1.13		1.13		0.87		4.55		11
Class C
Six months ended 08/31/21	9.88	0.10	0.34	0.44	(0.14)	10.18	4.47	22,196	1.74	(d)	1.76	(d)	1.63	(d)	2.02	(d)	3
Year ended 02/28/21	10.28	0.26	(0.31)	(0.05)	(0.35)	9.88	(0.33)	20,687	1.76		1.81		1.62		2.67		27
Seven months ended 02/29/20	9.87	0.15	0.39	0.54	(0.13)	10.28	5.54	35,355	1.83	(d)	1.86	(d)	1.65	(d)	2.64	(d)	12
Year ended 07/31/19	9.20	0.32	0.56	0.88	(0.21)	9.87	9.66	38,798	2.02		2.02		1.66		3.42		17
Year ended 07/31/18	9.04	0.24	0.15	0.39	(0.23)	9.20	4.41	71,388	1.96		1.96		1.73		2.70		23
Year ended 07/31/17	9.71	0.31	(0.64)	(0.33)	(0.34)	9.04	(3.70)	97,517	1.81		1.81		1.62		3.36		9
Year ended 07/31/16	9.35	0.36	0.40	0.76	(0.40)	9.71	8.54	124,488	1.87		1.87		1.61		3.80		11
Class Y
Six months ended 08/31/21	9.88	0.15	0.33	0.48	(0.18)	10.18	4.93	39,666	0.85	(d)	0.86	(d)	0.74	(d)	2.91	(d)	3
Year ended 02/28/21	10.28	0.35	(0.30)	0.05	(0.45)	9.88	0.62	31,634	0.87		0.91		0.73		3.56		27
Seven months ended 02/29/20	9.87	0.21	0.38	0.59	(0.18)	10.28	6.04	32,117	0.94	(d)	0.97	(d)	0.76	(d)	3.54	(d)	12
Year ended 07/31/19	9.20	0.41	0.55	0.96	(0.29)	9.87	10.65	28,415	1.13		1.13		0.77		4.32		17
Year ended 07/31/18	9.04	0.32	0.14	0.46	(0.30)	9.20	5.35	21,970	1.06		1.06		0.83		3.61		23
Year ended 07/31/17	9.71	0.38	(0.63)	(0.25)	(0.42)	9.04	(2.83)	36,708	0.92		0.92		0.73		4.10		9
Year ended 07/31/16	9.35	0.44	0.40	0.84	(0.48)	9.71	9.51	28,817	0.97		0.97		0.71		4.66		11
Class R6
Six months ended 08/31/21	9.86	0.16	0.34	0.50	(0.19)	10.17	5.09	10	0.70	(d)	0.79	(d)	0.59	(d)	3.06	(d)	3
Year ended 02/28/21	10.27	0.35	(0.31)	0.04	(0.45)	9.86	0.61	10	0.77		0.91		0.63		3.66		27
Seven months ended 02/29/20	9.85	0.21	0.40	0.61	(0.19)	10.27	6.21	11	0.84	(d)	0.94	(d)	0.73	(d)	3.64	(d)	12
Period ended 07/31/19(e)	9.74	0.08	0.08	0.16	(0.05)	9.85	1.73	10	0.99	(d)	1.07	(d)	0.71	(d)	4.46	(d)	17

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                     Invesco New Jersey Municipal Fund

Notes to Financial Statements

August 31, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco New Jersey Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

    The Fund’s investment objective is to seek tax-free income.

    The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

    Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

    Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

    The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

    Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

    The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

    Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

    The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

    The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

14	Invesco New Jersey Municipal Fund

    In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

    The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

J.

Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

    The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

    The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

    Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

    Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

    There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

15	Invesco New Jersey Municipal Fund

    TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

K.

Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

    The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

    The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

L.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

    The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate

Up to $200 million	0.600%

Next $100 million	0.550%

Next $200 million	0.500%

Next $250 million	0.450%

Next $250 million	0.400%

Over $1 billion	0.350%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

    For the six months ended August 31, 2021, the effective advisory fee rate incurred by the Fund was 0.58%.

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

    Effective July 1, 2021, the Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 to 0.98%, 1.63%, 0.73% and 0.73%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to July 1, 2021, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 0.97%, 1.62%, 0.73% and 0.63%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended August 31, 2021, the Adviser reimbursed class level expenses of $19,903, $2,467, $2,787, and $5 of Class A, Class C, Class Y and Class R6 shares, respectively.

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

16	Invesco New Jersey Municipal Fund

    The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 0.90% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

    Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2021, IDI advised the Fund that IDI retained $12,816 in front-end sales commissions from the sale of Class A shares and $0 and $255 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 -

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of August 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$279,747,486	$–	$279,747,486

Other Investments - Assets

Investments Matured	–	685,550	–	685,550

Total Investments	$–	$280,433,036	$–	$280,433,036

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5–Cash Balances and Borrowings

The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Funds in a committed secured borrowing facility that permits borrowings up to $1.0 billion, collectively by certain Funds, and which will expire on February 24, 2022. The revolving credit and security agreement is secured by the assets of the Fund.

    During the six months ended August 31, 2021, the average daily balance of borrowing under the revolving credit and security agreement was $26,087 with an average interest rate of 0.15%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees. At August 31, 2021, the Fund had no borrowings outstanding under this agreement.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

    Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2021 were $15,530,000 and 0.69%, respectively.

    The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.

17	Invesco New Jersey Municipal Fund

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of February 28, 2021, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$16,193,749	$134,248,192	$150,441,941

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2021 was $20,187,590 and $7,343,087, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$20,734,521

Aggregate unrealized (depreciation) of investments	(10,921,051)

Net unrealized appreciation of investments	$9,813,470

Cost of investments for tax purposes is $270,619,566.

NOTE 8–Share Information

	Summary of Share Activity

	Six months ended August 31, 2021(a)		Year ended February 28, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	1,253,163	$12,655,542	1,255,546	$12,210,506

Class C	311,026	3,145,629	356,169	3,473,136

Class Y	806,477	8,166,381	870,746	8,517,595

Issued as reinvestment of dividends:
Class A	201,516	2,036,794	484,112	4,639,581

Class C	20,164	204,117	72,831	696,212

Class Y	40,655	411,423	105,980	1,017,121

Automatic conversion of Class C shares to Class A shares:
Class A	145,193	1,463,332	1,339,507	13,139,392

Class C	(144,991)	(1,463,332)	(1,337,154)	(13,139,392)

Reacquired:
Class A	(976,542)	(9,855,938)	(2,492,010)	(24,061,077)

Class C	(100,379)	(1,020,188)	(435,805)	(4,207,947)

Class Y	(153,992)	(1,550,294)	(896,130)	(8,659,550)

Net increase (decrease) in share activity	1,402,290	$14,193,466	(676,208)	$(6,374,423)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

18	Invesco New Jersey Municipal Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2021 through August 31, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(03/01/21)	(08/31/21)[1]	Period[2]	(08/31/21)	Period[2]	Ratio
Class A	$1,000.00	$1,049.20	$5.63	$1,019.71	$5.55	1.09%
Class C	1,000.00	1,044.70	8.97	1,016.43	8.84	1.74
Class Y	1,000.00	1,049.30	4.39	1,020.92	4.33	0.85
Class R6	1,000.00	1,050.90	3.62	1,021.68	3.57	0.70

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2021 through August 31, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

19	Invesco New Jersey Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco New Jersey Municipal Fund’s (formerly, Invesco Oppenheimer Rochester® New Jersey Municipal Fund) (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the

Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic.

The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Bloomberg Barclays Municipal Bond Index (Index). The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board noted that security selection in and underweight allocation to certain types of bonds negatively affected Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could

20	Invesco New Jersey Municipal Fund

produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual and contractual management fees and total expense ratio were each in the fifth quintile of its expense group and discussed with management reasons for such relative actual and contractual management fees and total expenses including any impact on the Fund’s relative rankings were it to increase in size and benefit from the Fund’s contractual breakpoints at higher asset levels.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

21	Invesco New Jersey Municipal Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents. With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-07890 and 033-66242	Invesco Distributors, Inc.	O-RONJM-SAR-1

Semiannual Report to Shareholders	August 31, 2021

Invesco Pennsylvania Municipal Fund

Nasdaq:

A: OPATX ∎ C: OPACX ∎ Y: OPAYX ∎ R6: IORPX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
16	Financial Statements
19	Financial Highlights
20	Notes to Financial Statements
26	Fund Expenses
27	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/21 to 8/31/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.21%
Class C Shares	2.88
Class Y Shares	3.42
Class R6 Shares	3.38
S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index▼*	3.12
Bloomberg Municipal Bond Index▼*	2.51
U.S. Consumer Price Index∎	4.01

Source(s): ▼RIMES Technologies Corp.; ∎Bloomberg LP

*Effective July 30, 2021, the Fund changed its benchmark from the Bloomberg Municipal Bond Index to the S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index. These changes were made to better align the Fund’s risk profile.

The S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index tracks the performance of investment-grade, Pennsylvania-issued US municipals with maturities equal to or greater than five years.

    The Bloomberg Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.

    The U.S. Consumer Price Index is a measure of change in consumer prices as determined by the U.S. Bureau of Labor Statistics.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                     Invesco Pennsylvania Municipal Fund

Average Annual Total Returns
As of 8/31/21, including maximum applicable sales charges

Class A Shares
Inception (9/18/89)	5.59%
10 Years	5.42
5 Years	4.82
1 Year	1.91

Class C Shares
Inception (8/29/95)	5.12%
10 Years	5.26
5 Years	5.03
1 Year	4.77

Class Y Shares
Inception (11/29/10)	6.05%
10 Years	6.09
5 Years	5.99
1 Year	6.67

Class R6 Shares
10 Years	5.94%
5 Years	5.85
1 Year	6.67

Effective May 24, 2019, Class A, Class C and Class Y shares of the Oppenheimer Rochester Pennsylvania Municipal Fund, (the predecessor fund), were reorganized into Class A, Class C and Class Y shares, respectively, of the Invesco Oppenheimer Rochester® Pennsylvania Municipal Fund. The Fund was subsequently renamed the Invesco Pennsylvania Municipal Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C and Class Y shares are those for Class A, Class C and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R6 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on
Class C shares is 1% for the first year after purchase. Class Y and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                     Invesco Pennsylvania Municipal Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid

Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4                     Invesco Pennsylvania Municipal Fund

Schedule of Investments

August 31, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.76%
Pennsylvania–83.75%
Aliquippa School District; Series 2018, Ref. GO Bonds (INS - BAM)(a)	4.00%	12/01/2041	$1,750	$ 2,005,453
Allegheny (County of), PA;
Series 2016 C-76, GO Bonds	5.00%	11/01/2041	14,320	17,170,346
Series 2018 C-77, GO Bonds	5.00%	11/01/2043	4,960	6,174,728
Allegheny (County of), PA Airport Authority; Series 2021 A, RB(b)	4.00%	01/01/2056	6,500	7,475,738
Allegheny (County of), PA Higher Education Building Authority (Carlow University);
Series 2011, RB(c)	6.00%	11/01/2021	295	297,796
Series 2011, RB(c)(d)	6.75%	11/01/2021	1,125	1,137,026
Allegheny (County of), PA Higher Education Building Authority (Chatham University); Series 2012 A, RB	5.00%	09/01/2035	2,000	2,054,536
Allegheny (County of), PA Higher Education Building Authority (Robert Morris University);
Series 1998 A, Ref. RB (INS - ACA)(a)	6.00%	05/01/2028	160	189,020
Series 2017, RB	5.00%	10/15/2037	615	715,752
Series 2017, RB	5.00%	10/15/2047	1,500	1,714,241
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	15,615	18,812,594
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center);
Series 2007 A-1, RB (67% of 3 mo. USD LIBOR + 0.82%)(e)	0.90%	02/01/2037	750	750,607
Series 2019 A, Ref. RB	4.00%	07/15/2038	1,035	1,220,387
Allegheny (County of), PA Industrial Development Authority (Propel Charter School - East);
Series 2010 C, RB	5.90%	08/15/2026	200	200,698
Series 2010 C, RB	6.38%	08/15/2035	1,200	1,203,785
Allegheny (County of), PA Industrial Development Authority (Propel Charter School - Montour); Series 2010 A, RB	6.75%	08/15/2035	655	657,782
Allegheny (County of), PA Industrial Development Authority (Propel Charter School - Sunrise); Series 2013, RB	6.00%	07/15/2038	1,500	1,617,864
Allegheny (County of), PA Redevelopment Authority (Pittsburgh Mills); Series 2004, RB (Acquired 04/18/2006-08/16/2018; Cost $8,873,450)(f)	5.60%	07/01/2023	9,085	8,176,500
Allegheny (County of), PA Residential Finance Authority (Allegheny Independence House Apartments); Series 2007 B, RB (CEP - GNMA)(b)	6.10%	01/20/2043	1,160	1,163,897
Allegheny (County of), PA Residential Finance Authority (Broadview Manor Apartments); Series 2007 A, RB (CEP - GNMA)(b)	5.95%	01/20/2043	1,485	1,488,890
Allegheny (County of), PA Residential Finance Authority (Versailles-Archer Apartments); Series 2007 C, RB (CEP - GNMA)(b)	6.16%	01/20/2043	1,490	1,495,077
Allegheny (County of), PA Sanitary Authority; Series 2015, Ref. RB(g)	5.00%	12/01/2045	2,120	2,470,546
Allentown (City of), PA Neighborhood Improvement Zone Development Authority; Series 2022, Ref. RB	5.00%	05/01/2042	2,000	2,515,953
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center);
Series 2018, RB(h)	5.00%	05/01/2042	615	733,364
Series 2018, RB(h)	5.38%	05/01/2042	4,000	4,736,787
Allentown City School District;
Series 2018 B, GO Bonds (INS - BAM)(a)	5.00%	06/01/2036	1,250	1,476,718
Series 2018 B, GO Bonds (INS - BAM)(a)	5.00%	06/01/2037	1,255	1,480,711
Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing (The));
Series 2017 A, Ref. RB	5.00%	05/15/2037	1,125	1,323,259
Series 2017 A, Ref. RB	5.00%	05/15/2042	500	583,678
Series 2017 A, Ref. RB	5.00%	05/15/2047	600	696,539
Series 2017 C, RB	5.00%	05/15/2047	475	526,068
Series 2017, RB	5.00%	05/15/2042	600	666,373
Berks (County of), PA Industrial Development Authority (Tower Health); Series 2017, Ref. RB	5.00%	11/01/2050	8,480	9,411,325
Berks (County of), PA Municipal Authority (Reading Hospital Medical Center); Series 2012 A, RB	5.00%	11/01/2040	1,000	1,016,360
Bethlehem (City of), PA;
Series 2014, Ref. RB (INS - BAM)(a)	5.00%	11/15/2030	425	449,357
Series 2014, Ref. RB (INS - BAM)(a)	5.00%	11/15/2031	425	449,304
Bethlehem Area School District; Series 2015 A, GO Bonds (INS - BAM)(a)	5.00%	08/01/2035	3,000	3,505,549
Bucks (County of), PA Industrial Development Authority (Pennswood Village); Series 2018, Ref. RB	5.00%	10/01/2037	270	305,724

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                     Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Butler (County of), PA General Authority (North Allegheny School District); Series 2011 A, VRD RB(i)	0.03%	11/01/2021	$550	$ 550,000
Central Bradford Progress Authority (Guthrie Healthcare System); Series 2011, RB(c)(d)	5.38%	12/01/2021	1,100	1,114,226
Centre (County of), PA Hospital Authority (Mt. Nittany Medical Center);
Series 2011, RB(c)(d)	6.25%	11/15/2021	950	961,722
Series 2011, RB(c)(d)	7.00%	11/15/2021	2,000	2,027,885
Series 2016 A, Ref. RB	5.00%	11/15/2046	500	583,512
Cheltenham (Township of), PA;
Series 2018, GO Bonds(c)(d)	4.00%	07/01/2023	170	181,668
Series 2018, GO Bonds	4.00%	07/01/2048	2,660	2,801,519
Chester (County of), PA Health & Education Facilities Authority (Main Line Health System); Series 2017 A, Ref. RB	5.00%	10/01/2052	2,000	2,428,606
Chester (County of), PA Health & Education Facilities Authority (Simpson Senior Services);
Series 2019, Ref. RB	3.25%	12/01/2029	195	194,994
Series 2019, Ref. RB	4.00%	12/01/2039	305	305,366
Series 2019, Ref. RB	5.00%	12/01/2051	8,000	8,472,708
Chester (County of), PA Industrial Development Authority (Avon Grove Charter School); Series 2017 A, Ref. RB	5.00%	12/15/2051	770	863,668
Chester (County of), PA Industrial Development Authority (Collegium Charter School); Series 2017 A, RB	5.25%	10/15/2047	695	787,971
Chester (County of), PA Industrial Development Authority (Longwood Gardens);
Series 2019, RB	5.00%	12/01/2044	3,780	4,745,590
Series 2019, RB	4.00%	12/01/2049	1,500	1,749,227
Chester (County of), PA Industrial Development Authority (Renaissance Academy Charter School); Series 2014, RB	5.00%	10/01/2044	2,215	2,409,384
Chester (County of), PA Industrial Development Authority (Sustainability Bonds); Series 2021, RB	4.00%	12/01/2051	2,000	2,370,021
Chester (County of), PA Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania);
Series 2013 A, RB	5.00%	08/01/2035	1,000	1,032,191
Series 2013, RB	5.00%	08/01/2045	750	769,928
Clairton (City of), PA Municipal Authority; Series 2012 B, RB	5.00%	12/01/2037	1,000	1,044,995
Clarion (County of), PA Industrial Development Authority (Clarion University Foundation, Inc. Student Housing at Clarion University of Pennsylvania);
Series 2014 A, RB	5.00%	07/01/2034	2,310	2,585,248
Series 2014 A, RB	5.00%	07/01/2045	1,000	1,119,131
Series 2014, Ref. RB	5.00%	07/01/2024	1,220	1,380,655
Series 2014, Ref. RB	5.00%	07/01/2029	2,430	2,739,000
Series 2014, Ref. RB	5.00%	07/01/2033	3,500	3,922,907
Coatesville School District;
Series 2020 A, GO Bonds (INS - BAM)(a)(j)	0.00%	10/01/2034	300	206,194
Series 2020 A, GO Bonds (INS - BAM)(a)(j)	0.00%	10/01/2038	2,700	1,532,915
Series 2020 B, Ref. GO Bonds (INS - BAM)(a)(j)	0.00%	10/01/2033	500	360,169
Series 2020 B, Ref. GO Bonds (INS - BAM)(a)(j)	0.00%	10/01/2034	980	673,568
Series 2020 C, Ref. GO Bonds (INS - BAM)(a)(j)	0.00%	10/01/2033	640	461,016
Commonwealth Financing Authority;
Series 2018, RB(g)(k)	5.00%	06/01/2034	2,500	3,076,691
Series 2018, RB(g)(k)	5.00%	06/01/2035	500	614,282
Cumberland (County of), PA Municipal Authority (Asbury PA Obligated Group);
Series 2012, Ref. RB(c)(d)	5.25%	01/01/2022	500	508,355
Series 2012, Ref. RB(c)	5.25%	01/01/2041	2,250	2,270,572
Cumberland (County of), PA Municipal Authority (Diakon Lutheran);
Series 2015, Ref. RB(c)(d)	5.00%	01/01/2025	125	144,094
Series 2015, Ref. RB	5.00%	01/01/2038	1,145	1,271,932
Cumberland (County of), PA Municipal Authority (Messiah Village);
Series 2018, Ref. RB	5.00%	07/01/2031	1,565	1,776,873
Series 2018, Ref. RB	5.00%	07/01/2035	3,210	3,625,360
Cumberland (County of), PA Municipal Authority (Penn State Health); Series 2019, RB	4.00%	11/01/2044	2,000	2,316,936
Dallas Area Municipal Authority (Misericordia University);
Series 2019, Ref. RB	5.00%	05/01/2039	905	1,071,577
Series 2019, Ref. RB	5.00%	05/01/2048	3,440	4,011,071
Dauphin (County of), PA General Authority (Pinnacle Health System); Series 2016 A, Ref. RB	5.00%	06/01/2034	510	609,727

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                     Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Delaware (County of), PA Authority (Eastern University); Series 2012, RB	5.25%	10/01/2032	$5,225	$ 5,350,068
Delaware (County of), PA Authority (Elywn);
Series 2017, Ref. RB	5.00%	06/01/2027	460	515,789
Series 2017, Ref. RB	5.00%	06/01/2037	3,500	3,838,987
Delaware (County of), PA Authority (Mercy Health Corp.); Series 1993 A, RB(c)	5.38%	11/15/2023	35	36,305
Delaware (County of), PA Authority (Neumann University);
Series 2016, Ref. RB	5.00%	10/01/2031	1,425	1,625,694
Series 2016, Ref. RB	5.00%	10/01/2035	2,305	2,613,088
Delaware (County of), PA Authority (Villanova University); Series 2015, RB	5.00%	08/01/2045	215	247,847
Delaware (County of), PA Industrial Development Authority (Mercy Health Corp. of Southeastern PA); Series 2016 A, RB(h)	5.13%	06/01/2046	1,980	2,205,587
Delaware River Port Authority (Port District);
Series 2012, Ref. RB	5.00%	01/01/2025	540	574,203
Series 2012, Ref. RB	5.00%	01/01/2027	535	568,562
Delaware Valley Regional Financial Authority; Series 2002, RB	5.75%	07/01/2032	1,000	1,452,396
Doylestown (City of), PA Hospital Authority; Series 2019 A, RB	4.00%	07/01/2045	250	277,848
DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare); Series 2018, Ref. RB	5.00%	07/15/2048	650	779,912
East Hempfield (Township of), PA Industrial Development Authority (Student Services, Inc. Student Housing at Millersville University of Pennsylvania);
Series 2013, RB(c)(d)	5.00%	07/01/2023	1,750	1,902,054
Series 2013, RB(c)(d)	5.00%	07/01/2023	1,000	1,086,888
Series 2014, RB(c)(d)	5.00%	07/01/2024	250	283,320
Series 2015, RB(c)(d)	5.00%	07/01/2025	1,060	1,246,493
Series 2015, RB(c)(d)	5.00%	07/01/2025	820	964,268
East Hempfield (Township of), PA Industrial Development Authority (Willow Valley Communities);
Series 2016, Ref. RB	5.00%	12/01/2030	630	729,011
Series 2016, Ref. RB	5.00%	12/01/2039	370	421,355
Erie (City & County of), PA City Water Authority;
Series 2014, Ref. RB(c)(d)	5.00%	12/01/2024	5,000	5,769,357
Series 2018 A, Ref. RB (INS - AGM)(a)	5.00%	12/01/2043	1,280	1,578,080
Erie (City of), PA Higher Education Building Authority (AICUP Financing Program);
Series 2021, RB	4.00%	05/01/2036	200	230,659
Series 2021, RB	4.00%	05/01/2041	300	341,158
Series 2021, RB	5.00%	05/01/2047	330	404,952
Erie (City of), PA Higher Education Building Authority (Gannon University); Series 2013, RB	5.00%	05/01/2038	7,840	8,306,293
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2043	475	516,749
Series 2018, Ref. RB	5.00%	12/01/2053	700	755,987
Series 2019, RB	5.00%	12/01/2039	755	825,784
Series 2019, RB	5.00%	12/01/2054	3,000	3,238,747
Franklin Regional School District; Series 2019, GO Bonds	4.00%	05/01/2046	2,000	2,300,141
Geisinger Authority (Geisinger Health System);
Series 2017 A-1, Ref. RB	5.00%	02/15/2045	16,655	19,744,964
Series 2020, Ref. RB	4.00%	04/01/2050	5,000	5,762,511
Lancaster (City of), PA Industrial Development Authority (Willow Valley Communities);
Series 2019, RB	5.00%	12/01/2044	1,850	2,146,946
Series 2019, RB	5.00%	12/01/2049	2,755	3,182,842
Lancaster (County of), PA Hospital Authority (Brethren Village); Series 2017, Ref. RB	5.13%	07/01/2037	1,135	1,309,656
Lancaster (County of), PA Hospital Authority (Landis Homes Retirement Community); Series 2015, Ref. RB	5.00%	07/01/2045	625	686,999
Lancaster (County of), PA Hospital Authority (Masonic Villages); Series 2015, Ref. RB	5.00%	11/01/2035	210	236,376
Lancaster School District;
Series 2020, GO Bonds (INS - AGM)(a)	4.00%	06/01/2034	900	1,074,103
Series 2020, GO Bonds (INS - AGM)(a)	4.00%	06/01/2036	1,275	1,514,491
Langhorne Manor (Borough of), PA Higher Education & Health Authority (Woods Services); Series 2013, RB	4.00%	11/15/2033	15	15,035
Latrobe (City of), PA Industrial Development Authority (Seton Hill University);
Series 2021, Ref. RB	4.00%	03/01/2046	485	528,790
Series 2021, Ref. RB	4.00%	03/01/2051	485	527,314

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                     Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Lehigh (County of), PA (Lehigh Valley Health Network);
Series 2019 A, Ref. RB	5.00%	07/01/2044	$1,000	$ 1,255,520
Series 2019, Ref. RB	4.00%	07/01/2049	2,500	2,864,298
Lehigh (County of), PA General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/2042	825	842,200
Lehigh (County of), PA General Purpose Authority (Kidspeace Obligation Group);
Series 2014 A, RB	7.50%	02/01/2044	5,250	5,265,354
Series 2014 B, RB(l)	7.50%	02/01/2044	3,735	1,679,754
Series 2014 C, RB(m)	0.00%	02/01/2044	3,238	18,735
Mckeesport Area School District; Series 2021 A, Ref. GO Bonds (INS - AGM)(a)	4.00%	10/01/2035	5,505	6,570,442
Montgomery (County of), PA Higher Education & Health Authority (Holy Redeemer Health System); Series 2014, Ref. RB	5.00%	10/01/2027	390	428,846
Montgomery (County of), PA Higher Education & Health Authority (Philadelphia Presbytery Homes, Inc.);
Series 2010, RB(c)(d)	6.50%	12/01/2021	300	304,652
Series 2017, Ref. RB	5.00%	12/01/2037	750	848,632
Series 2017, Ref. RB	5.00%	12/01/2047	1,000	1,121,959
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2018 A, Ref. RB	5.00%	09/01/2048	4,270	5,205,961
Series 2019, Ref. RB	4.00%	09/01/2049	4,000	4,572,160
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.);
Series 2012, Ref. RB(c)(d)	5.00%	05/15/2022	900	931,038
Series 2016, Ref. RB	5.00%	11/15/2036	11,075	13,062,553
Series 2020 C, RB	4.00%	11/15/2043	350	407,326
Series 2020 C, RB	5.00%	11/15/2045	675	822,472
Montgomery (County of), PA Industrial Development Authority (Germantown Academy);
Series 2021, Ref. RB	4.00%	10/01/2046	1,190	1,387,932
Series 2021, Ref. RB	4.00%	10/01/2051	1,430	1,661,500
Montgomery (County of), PA Industrial Development Authority (Haverford School); Series 2019, Ref. RB	4.00%	03/01/2049	3,250	3,628,467
Montgomery (County of), PA Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB(c)(d)	6.63%	12/01/2021	1,500	1,523,917
Montgomery (County of), PA Industrial Development Authority (Waverly Heights Ltd.); Series 2019, Ref. RB	5.00%	12/01/2049	1,000	1,155,297
Northampton (County of), PA General Purpose Authority (LaFayette College); Series 2017, Ref. RB	5.00%	11/01/2047	6,135	7,496,578
Northampton (County of), PA General Purpose Authority (Moravian College);
Series 2012, RB	5.00%	07/01/2031	2,860	2,952,408
Series 2016, Ref. RB	5.00%	10/01/2036	2,250	2,599,488
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network);
Series 2016, Ref. RB	5.00%	08/15/2036	330	391,908
Series 2018 A, Ref. RB	4.00%	08/15/2048	8,430	9,573,150
Northampton (County of), PA Industrial Development Authority;
Series 2013 A, RB (Acquired 04/03/2013; Cost $13,041,003)(f)(n)(o)	5.00%	12/31/2023	14,827	3,706,653
Series 2013, RB(n)(o)	5.00%	12/31/2023	5,496	1,374,120
Northampton (County of), PA Industrial Development Authority (Morningstar Senior Living, Inc.);
Series 2012, RB	5.00%	07/01/2032	920	941,519
Series 2019, Ref. RB	5.00%	11/01/2039	500	577,359
Series 2019, Ref. RB	5.00%	11/01/2044	950	1,089,423
Series 2019, Ref. RB	5.00%	11/01/2049	1,050	1,200,224
Northeastern Pennsylvania (State of) Hospital & Education Authority (Kings College); Series 2019, RB	5.00%	05/01/2044	1,000	1,187,500
Penn Hills School District; Series 2020, Ref. GO Bonds (INS - BAM)(a)	3.00%	10/01/2042	4,000	4,335,046
Pennsylvania (Commonwealth of);
First Series 2014, GO Bonds(g)	5.00%	06/15/2034	3,000	3,373,914
Series 2018 A, Ref. COP	4.00%	07/01/2046	540	609,345
Series 2020, GO Bonds	2.13%	05/01/2040	2,500	2,492,392
Series 2021, GO Bonds	4.00%	05/15/2033	3,250	4,058,702
Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC); Series 2018 A, Ref. COP	5.00%	07/01/2043	590	709,151
Pennsylvania (Commonwealth of) Economic Development Financing Authority; Series 2013 C, RB (INS - AGM)(a)(j)	0.00%	01/01/2044	775	438,620

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                     Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Amtrak); Series 2012 A, Ref. RB(b)	5.00%	11/01/2041	$1,200	$ 1,255,902
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Capital Region Parking System); Series 2013, RB	6.00%	07/01/2053	920	1,009,540
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Covanta Holding Corp.) (Green Bonds); Series 2019 A, RB(b)(h)	3.25%	08/01/2039	1,250	1,303,390
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Forum Place); Series 2012, RB(c)(d)	5.00%	03/01/2022	3,000	3,072,444
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(b)	5.50%	11/01/2044	635	677,796
Pennsylvania (Commonwealth of) Economic Development Financing Authority (PA Bridges Finco L.P.); Series 2015, RB(b)	5.00%	12/31/2034	775	916,576
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement);
Series 2015, RB(b)	5.00%	12/31/2038	460	541,245
Series 2015, RB(b)	5.00%	06/30/2042	8,500	9,941,785
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Presbyterian Senior Living);
Series 2021, Ref. RB	4.00%	07/01/2041	700	793,699
Series 2021, Ref. RB	4.00%	07/01/2046	2,000	2,254,679
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2020 A-1, RB	4.00%	04/15/2050	1,500	1,743,846
Series 2021 A, Ref. RB	4.00%	10/15/2051	2,750	3,234,906
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (AICUP Financing Program-Del Valley College); Series 2012, RB	5.00%	11/01/2042	1,070	1,095,121
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (AICUP Financing Program-Gwynedd-Mercy College); Series 2012 KK1, RB	5.38%	05/01/2042	1,300	1,332,618
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (AICUP Financing Program-St. Francis University);
Series 2011 JJ2, RB(c)(d)	6.00%	11/01/2021	1,750	1,766,736
Series 2011 JJ2, RB(c)(d)	6.25%	11/01/2021	2,250	2,272,439
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Holy Family University); Series 2013 A, RB	6.25%	09/01/2033	320	348,982
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (La Salle University); Series 2012, RB	5.00%	05/01/2042	1,180	1,213,181
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Pennsylvania State University); Series 2002, RB	5.00%	03/01/2022	10	10,040
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Shippensburg University Services, Inc. Student Housing at Shippensburg University of Pennsylvania);
Series 2011, RB(c)(d)	6.00%	10/01/2021	3,000	3,014,102
Series 2011, RB(c)(d)	6.25%	10/01/2021	7,000	7,034,313
Series 2012, RB(c)(d)	5.00%	10/01/2022	1,400	1,473,124
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (The Foundation for Indiana University of Pennsylvania Student Housing at Indiana University of Pennsylvania); Series 2012 A, Ref. RB(c)(d)	5.00%	07/01/2022	750	780,180
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015, Ref. RB	5.25%	09/01/2050	1,070	1,222,634
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees of the University of Pennsylvania); Series 2017, RB(g)	5.00%	08/15/2046	2,200	2,640,577
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System);
Series 2017 A, RB	5.00%	08/15/2042	1,075	1,313,305
Series 2019, RB	4.00%	08/15/2049	10,000	11,630,130
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Ursinus College); Series 2012 A, RB	5.00%	01/01/2029	1,000	1,014,344
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Widener College); Series 2014, Ref. RB	5.00%	07/15/2038	1,000	1,097,000
Pennsylvania (Commonwealth of) Housing Finance Agency; Series 2019-131 A, Ref. RB	3.10%	10/01/2044	2,500	2,657,105
Pennsylvania (Commonwealth of) Public School Building Authority (Harrisburg School);
Series 2016 A, Ref. RB(c)(d)	5.00%	12/01/2026	145	178,243
Series 2016 A, Ref. RB (INS - AGM)(a)	5.00%	12/01/2030	910	1,107,449

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                     Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District);
Series 2012, RB(c)(d)	5.00%	04/01/2022	$2,780	$ 2,857,547
Series 2012, RB(c)(d)	5.00%	04/01/2022	250	256,974
Series 2016 A, Ref. RB	5.00%	06/01/2027	3,750	4,580,955
Series 2016 A, Ref. RB (INS - AGM)(a)	5.00%	06/01/2032	8,795	10,693,198
Series 2016, Ref. RB	5.00%	06/01/2036	4,800	5,772,943
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2009 C, RB (INS - AGM)(a)	6.25%	06/01/2033	2,000	2,503,707
Series 2009 E, RB	6.38%	12/01/2038	11,435	15,098,327
Series 2014 A-1, RB	5.00%	12/01/2032	2,000	2,282,453
Series 2015 B, RB	5.00%	12/01/2030	500	592,959
Series 2015 B, RB	5.00%	12/01/2031	1,000	1,185,105
Series 2017 A, RB	5.50%	12/01/2042	5,000	6,139,315
Series 2017 A-1, RB	5.00%	12/01/2035	1,050	1,297,337
Series 2018 A-2, RB	5.00%	12/01/2043	535	665,803
Series 2018 A-2, RB	5.00%	12/01/2048	6,000	7,475,120
Series 2018 B, RB	5.25%	12/01/2048	630	794,708
Series 2019 A, RB	5.00%	12/01/2044	1,000	1,264,741
Series 2019 A, RB (INS - AGM)(a)	4.00%	12/01/2049	3,800	4,437,513
Series 2020 B, RB	5.00%	12/01/2050	4,000	5,135,916
Series 2021 A, RB	4.00%	12/01/2050	8,500	9,973,678
Series 2021 B, Ref. RB	5.00%	12/01/2051	5,340	6,844,544
Series 2021, RB	4.00%	12/01/2051	3,000	3,525,883
Subseries 2017 B-1, RB	5.25%	06/01/2047	1,000	1,223,770
Pennsylvania Higher Education Assistance Agency;
Series 2021 A, Tax Exempt RB(b)	5.00%	06/01/2030	260	331,609
Series 2021 A, Tax Exempt RB(b)	2.63%	06/01/2042	2,300	2,327,607
Pennsylvania State University;
Series 2016 A, RB	5.00%	09/01/2041	1,430	1,707,326
Series 2017 A, RB	5.00%	09/01/2047	2,500	3,046,890
Series 2019 A, RB	5.00%	09/01/2044	1,330	1,689,280
Philadelphia (City of), PA;
Series 2017 A, RB	5.00%	10/01/2052	1,895	2,294,939
Series 2017 A, RB(g)(k)	5.25%	10/01/2052	2,070	2,536,964
Series 2017 A, Ref. GO Bonds (INS - AGM)(a)	5.00%	08/01/2035	3,500	4,291,248
Series 2017 A, Ref. GO Bonds	5.00%	08/01/2036	700	853,298
Series 2017 B, Ref. RB(b)	5.00%	07/01/2047	19,700	23,659,933
Series 2017, Ref. GO Bonds	5.00%	08/01/2041	1,000	1,209,912
Series 2018 A, RB	5.00%	10/01/2053	7,000	8,666,171
Series 2019 B, GO Bonds	5.00%	02/01/2039	300	377,166
Series 2019 B, RB	5.00%	11/01/2049	4,635	5,860,162
Series 2019 B, RB	5.00%	11/01/2054	11,030	13,888,755
Series 2020 A, RB	5.00%	11/01/2045	1,250	1,601,213
Series 2020 C, Ref. RB(b)	4.00%	07/01/2045	1,500	1,730,035
Series 2020 C, Ref. RB(b)	4.00%	07/01/2050	1,500	1,716,575
Series 2021 A, GO Bonds	4.00%	05/01/2042	1,500	1,785,942
Philadelphia (City of), PA (Philadelphia Gas Works Co.);
Series 2009 D, Ref. VRD RB (LOC - Td Bank N.A.)(i)(p)	0.02%	08/01/2031	10,150	10,150,000
Series 2017 15, Ref. RB	5.00%	08/01/2047	3,620	4,307,838
Philadelphia (City of), PA Authority for Industrial Development (Cultural and Commercials Corridors); Series 2016, Ref. RB	5.00%	12/01/2031	840	995,833
Philadelphia (City of), PA Authority for Industrial Development (Independence Charter School - West);
Series 2019, RB	4.00%	06/15/2029	350	383,099
Series 2019, RB	5.00%	06/15/2050	350	384,686
Philadelphia (City of), PA Authority for Industrial Development (International Apartments at Temple University);
Series 2010 A, IDR	5.38%	06/15/2030	1,890	1,895,049
Series 2010 A, IDR	5.63%	06/15/2042	4,000	4,009,275

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                     Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA Authority for Industrial Development (PresbyHomes Germantown/Morrisville); Series 2005 A, RB	5.63%	07/01/2035	$2,526	$ 2,583,918
Philadelphia (City of), PA Authority for Industrial Development (Richard Allen Preparatory Charter School); Series 2006, RB	6.25%	05/01/2033	1,640	1,641,702
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2020 A, Ref. RB	4.00%	11/01/2045	1,900	2,194,327
Philadelphia (City of), PA Authority for Industrial Development (Tacony Academy Charter School);
Series 2013 A-1, RB	6.75%	06/15/2033	2,000	2,194,020
Series 2013 A-1, RB	7.00%	06/15/2043	3,090	3,382,554
Philadelphia (City of), PA Authority for Industrial Development (Temple University); First Series 2015, Ref. RB	5.00%	04/01/2045	530	604,802
Philadelphia (City of), PA Authority for Industrial Development (The Childrens Hospital of Philadelphia); Series 2014 A, RB(g)	5.00%	07/01/2042	1,000	1,128,956
Philadelphia (City of), PA Authority for Industrial Development (University Square Apartments);
Series 2017, RB	4.00%	12/01/2047	1,000	1,098,206
Series 2017, RB	5.00%	12/01/2058	4,165	4,759,699
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2042	1,000	1,125,574
Series 2017, Ref. RB	5.00%	07/01/2049	500	559,062
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System);
Series 2012 A, RB	5.63%	07/01/2042	1,000	1,037,056
Series 2017, Ref. RB	5.00%	07/01/2032	1,000	1,180,804
Philadelphia (City of), PA Housing Authority;
Series 2002 A, RB (INS - AGM)(a)	5.00%	12/01/2021	130	130,517
Series 2017, RB	5.00%	05/01/2039	1,300	1,517,254
Series 2017, RB	5.00%	05/01/2042	2,415	2,801,381
Series 2017, RB	5.00%	05/01/2047	3,335	3,841,576
Philadelphia (City of), PA Industrial Development Authority (Architecture & Design Charter High School); Series 2013, RB(c)(d)	6.13%	03/15/2023	3,085	3,362,198
Philadelphia (City of), PA Industrial Development Authority (Discovery Charter School);
Series 2012, RB	5.88%	04/01/2032	450	460,482
Series 2012, RB	6.25%	04/01/2042	1,500	1,533,587
Philadelphia (City of), PA Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.00%	06/15/2033	875	1,008,668
Philadelphia (City of), PA Industrial Development Authority (Kipp Philadelphia Charter School); Series 2016 B, RB	5.00%	04/01/2046	640	705,040
Philadelphia (City of), PA Industrial Development Authority (MaST I Charter School); Series 2016 A, Ref. RB	5.25%	08/01/2046	1,500	1,711,556
Philadelphia (City of), PA Industrial Development Authority (New Foundations Charter School); Series 2012, RB(c)(d)	6.63%	12/15/2022	750	811,453
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	13,365	15,966,491
Philadelphia (City of), PA Industrial Development Authority (University of the Arts); Series 2017, Ref. RB(h)	5.00%	03/15/2045	540	594,560
Philadelphia (City of), PA Parking Authority; Series 1999 A, RB (INS - AMBAC)(a)	5.25%	02/15/2029	25	25,105
Philadelphia School District;
Series 2016 F, Ref. GO Bonds	5.00%	09/01/2028	10,000	12,102,472
Series 2016 F, Ref. GO Bonds	5.00%	09/01/2029	10,000	12,064,226
Series 2016 F, Ref. GO Bonds	5.00%	09/01/2032	1,000	1,203,699
Philadelphia School District (The);
Series 2007 A, Ref. GO Bonds (INS - NATL)(a)	5.00%	06/01/2025	535	627,630
Series 2019 A, GO Bonds	4.00%	09/01/2037	2,250	2,654,193
Series 2019 A, GO Bonds	5.00%	09/01/2044	1,000	1,253,814
Pittsburgh (City of) & Allegheny (County of), PA Sports & Exhibition Authority; Series 2010, Ref. RB (INS - AGM)(a)	5.00%	02/01/2035	1,225	1,228,696
Pittsburgh (City of), PA;
Series 2021, GO Bonds	4.00%	09/01/2040	500	585,455
Series 2021, GO Bonds	4.00%	09/01/2041	600	700,800

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                     Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pittsburgh (City of), PA Urban Redevelopment Authority (Marian Plaza); Series 2007, RB (CEP - GNMA)(b)	6.13%	01/20/2043	$2,540	$ 2,546,241
Pittsburgh (City of), PA Water & Sewer Authority;
Series 2013 A, Ref. RB	5.00%	09/01/2031	500	545,572
Series 2019 A, RB (INS - AGM)(a)	5.00%	09/01/2044	1,200	1,510,729
Series 2019 B, Ref. RB (INS - AGM)(a)	4.00%	09/01/2034	1,600	1,930,394
Series 2020 B, RB (INS - AGM)(a)	4.00%	09/01/2045	1,000	1,191,235
Series 2020 B, RB (INS - AGM)(a)	4.00%	09/01/2050	350	414,898
Pottsville (City of), PA Hospital Authority (Lehigh Valley); Series 2016 B, Ref. RB	5.00%	07/01/2041	4,000	4,752,819
Reading School District;
Series 2017, Ref. GO Bonds (INS - AGM)(a)	5.00%	03/01/2037	1,500	1,816,742
Series 2017, Ref. GO Bonds (INS - AGM)(a)	5.00%	03/01/2038	1,500	1,811,124
Scranton School District;
Series 2017 E, Ref. GO Bonds (INS - BAM)(a)	5.00%	12/01/2034	820	998,077
Series 2017 E, Ref. GO Bonds (INS - BAM)(a)	5.00%	12/01/2035	750	911,499
Southcentral Pennsylvania General Authority (Hanover Hospital, Inc.); Series 2015, Ref. RB	5.00%	12/01/2029	1,000	1,167,168
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group); Series 2019 A, Ref. RB	5.00%	06/01/2049	750	930,675
Susquehanna Area Regional Airport Authority;
Series 2012 A, RB(b)	5.00%	01/01/2027	1,185	1,240,647
Series 2017, Ref. RB(b)	5.00%	01/01/2038	1,350	1,579,929
Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	500	546,009
West Shore Area Authority (Holy Spirit Hospital of the Sisters of Christian Charity); Series 2011 B, RB(c)(d)	5.63%	01/01/2022	2,000	2,036,236
Westmoreland (County of), PA Industrial Development Authority (Excela Health); Series 2020 A, Ref. RB	4.00%	07/01/2037	1,400	1,666,323
Westmoreland (County of), PA Municipal Authority; Series 2016, Ref. RB (INS - BAM)(a)	5.00%	08/15/2038	2,000	2,329,733
Wilkes-Barre Area School District;
Series 2016 B, GO Bonds (INS - BAM)(a)	5.00%	08/01/2034	2,600	3,134,239
Series 2016 B, GO Bonds (INS - BAM)(a)	5.00%	08/01/2036	2,125	2,553,475
				764,373,939

Puerto Rico–14.52%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	90	90,633
Series 2002, RB	5.50%	05/15/2039	17,000	17,456,441
Series 2005 A, RB(j)	0.00%	05/15/2050	53,320	8,514,271
Series 2008 A, RB(j)	0.00%	05/15/2057	415,530	27,537,300
Puerto Rico (Commonwealth of);
Series 2001, GO Bonds (INS - AGM)(a)	5.13%	07/01/2030	7,405	7,533,451
Series 2003 C-7, Ref. GO Bonds (INS - NATL)(a)	6.00%	07/01/2027	15	15,529
Series 2009 B, Ref. GO Bonds(m)	6.50%	07/01/2037	1,000	957,500
Series 2009 B, Ref. GO Bonds(m)	5.75%	07/01/2038	120	110,850
Series 2009 B, Ref. GO Bonds(m)	6.00%	07/01/2039	50	47,625
Series 2009 C, Ref. GO Bonds(m)	6.00%	07/01/2039	9,745	9,087,212
Series 2011 A, GO Bonds(m)	5.75%	07/01/2041	3,000	2,786,250
Series 2011 A, Ref. GO Bonds(m)	6.00%	07/01/2028	790	749,513
Series 2011 C, Ref. GO Bonds(m)	5.75%	07/01/2036	9,000	7,830,000
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.13%	07/01/2024	1,080	1,184,886
Series 2012 A, RB(c)	5.25%	07/01/2029	810	843,926
Series 2012 A, RB(c)	5.13%	07/01/2037	3,000	3,122,543
Series 2012 A, RB(c)	5.75%	07/01/2037	1,460	1,527,206
Series 2012 A, RB(c)	6.00%	07/01/2047	1,005	1,053,085
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 SS, Ref. RB (INS - NATL)(a)	5.00%	07/01/2025	6,000	6,171,014
Series 2007 TT, RB(m)	5.00%	07/01/2032	1,450	1,421,000
Series 2010 AAA-RSA-1, RB(m)	5.25%	07/01/2024	1,435	1,411,681
Series 2010 XX, RB(m)	5.25%	07/02/2040	2,445	2,405,269

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                     Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 1998 A, RB(m)	5.00%	07/01/2038	$10	$ 5,338
Series 2002 D, RB (INS - AGM)(a)	5.00%	07/01/2032	965	980,570
Series 2003 AA-2, Ref. RB(m)	5.30%	07/02/2035	1,000	1,112,500
Series 2003 H, Ref. RB(m)	5.00%	07/01/2028	325	173,469
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University System);
Series 2006, RB	5.00%	03/01/2036	1,250	1,256,250
Series 2012, Ref. RB	5.13%	04/01/2032	125	126,969
Series 2012, Ref. RB	5.38%	04/01/2042	185	188,238
Puerto Rico (Commonwealth of) Infrastructure Financing Authority; Series 2005 B, RB(m)	5.00%	07/01/2041	270	108,000
Puerto Rico (Commonwealth of) Infrastructure Financing Authority (MEPSI Campus); Series 2007 A, RB (Acquired 02/29/2008-12/02/2009; Cost $1,258,794)(f)(m)	6.50%	10/01/2037	1,400	1,064,000
Puerto Rico (Commonwealth of) Public Buildings Authority;
Series 2002 D, RB(m)	5.25%	07/01/2036	1,015	1,053,063
Series 2007 M-2, RB(m)	10.00%	07/01/2034	3,000	3,412,500
Series 2009 P, Ref. RB(m)	6.50%	07/01/2030	1,500	1,620,000
Series 2009 P, Ref. RB(m)	6.75%	07/01/2036	1,000	1,087,500
Series 2011 S, RB(m)	6.00%	07/01/2041	2,070	2,134,687
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities); Series 2007 M-2, Ref. RB (INS - AMBAC)(a)	10.00%	07/01/2035	1,000	1,057,043
Puerto Rico Public Finance Corp.; Series 2011 B, RB(m)	5.50%	08/01/2031	5,725	85,875
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(j)	0.00%	07/01/2046	3,912	1,307,151
Series 2018 A-1, RB(j)	0.00%	07/01/2051	6,242	1,516,900
Series 2018 A-1, RB	5.00%	07/01/2058	5,537	6,411,065
Series 2019 A-2, RB	4.54%	07/01/2053	91	102,922
Series 2019 A-2, RB	4.78%	07/01/2058	1,216	1,391,579
University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2030	3,235	3,178,387
Series 2006 Q, RB	5.00%	06/01/2030	1,300	1,277,250
				132,508,441

Virgin Islands–0.94%
Tobacco Settlement Financing Corp.;
Series 2001, RB	5.00%	05/15/2031	665	666,950
Series 2006, RB(j)	0.00%	05/15/2035	4,150	1,644,413
Series 2006, RB(j)	0.00%	05/15/2035	2,195	914,276
Series 2006, RB(j)	0.00%	05/15/2035	7,000	2,513,290
Virgin Islands (Government of) Public Finance Authority; Series 2014 C, Ref. RB	5.00%	10/01/2039	2,500	2,438,012
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2009 B, Ref. RB	5.00%	10/01/2025	375	375,945
				8,552,886

Guam–0.36%
Guam (Territory of); Series 2011 A, RB(c)	5.13%	01/01/2042	785	797,528
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2023	185	194,274
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2024	235	246,796
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2030	420	439,763
Series 2012 A, Ref. RB	5.00%	10/01/2034	520	542,135
Guam (Territory of) Waterworks Authority; Series 2014 A, Ref. RB	5.00%	07/01/2029	285	313,438
Guam Housing Corp.; Series 1998 A, RB (CEP - FHLMC)(b)	5.75%	09/01/2031	700	733,036
				3,266,970

Northern Mariana Islands–0.19%
Northern Mariana Islands (Commonwealth of); Series 2007 B, Ref. GO Bonds	5.00%	10/01/2022	240	238,992

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                     Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Northern Mariana Islands–(continued)
Northern Mariana Islands (Commonwealth of) Ports Authority;
Series 1998 A, RB(b)	6.25%	03/15/2028	$870	$863,688

Series 1998 A, RB(b)	6.60%	03/15/2028	655	653,457

				1,756,137

TOTAL INVESTMENTS IN SECURITIES(q)–99.76% (Cost $861,158,246)				910,458,373

FLOATING RATE NOTE OBLIGATIONS–(0.99)%
Notes with interest and fee rates ranging from 0.57% to 0.58% at 08/31/2021 and contractual maturities of collateral ranging from 06/01/2034 to 10/01/2052 (See Note 1K)(r)				(9,020,000)

OTHER ASSETS LESS LIABILITIES–1.23%				11,172,741

NET ASSETS–100.00%				$912,611,114

Investment Abbreviations:

ACA	– ACA Financial Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
USD	– U.S. Dollar
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security subject to the alternative minimum tax.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2021.
(f)	Restricted security. The aggregate value of these securities at August 31, 2021 was $12,947,153, which represented 1.42% of the Fund’s Net Assets.
(g)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1K.
(h)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2021 was $9,573,688, which represented 1.05% of the Fund’s Net Assets.

(i)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2021.

(j)	Zero coupon bond issued at a discount.
(k)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $3,380,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(l)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(m)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2021 was $40,044,023, which represented 4.39% of the Fund’s Net Assets.

(n)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(o)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(p)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(q)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.(AGM)	5.89%

(r)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2021. At August 31, 2021, the Fund’s investments with a value of $15,841,930 are held by TOB Trusts and serve as collateral for the $9,020,000 in the floating rate note obligations outstanding at that date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                     Invesco Pennsylvania Municipal Fund

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2021

Revenue Bonds	76.5%
General Obligation Bonds	15.8
Pre-Refunded Bonds	6.5
Other	1.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                     Invesco Pennsylvania Municipal Fund

Statement of Assets and Liabilities

August 31, 2021

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $861,158,246)	$910,458,373

Cash	4,181,364

Receivable for:
Fund shares sold	939,771

Interest	9,453,219

Investments matured, at value (Cost $1,316,282)	1,361,456

Investment for trustee deferred compensation and retirement plans	114,678

Other assets	167,561

Total assets	926,676,422

Liabilities:
Floating rate note obligations	9,020,000

Payable for:
Investments purchased	3,168,094

Dividends	948,587

Fund shares reacquired	302,033

Accrued fees to affiliates	393,378

Accrued interest expense	10,886

Accrued trustees’ and officers’ fees and benefits	34,065

Accrued other operating expenses	65,386

Trustee deferred compensation and retirement plans	122,879

Total liabilities	14,065,308

Net assets applicable to shares outstanding	$912,611,114

Net assets consist of:
Shares of beneficial interest	$980,047,399

Distributable earnings (loss)	(67,436,285)

$912,611,114

Net Assets:
Class A	$696,136,436

Class C	$88,330,257

Class Y	$127,206,722

Class R6	$937,699

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	59,770,151

Class C	7,605,495

Class Y	10,913,829

Class R6	80,542

Class A:
Net asset value per share	$11.65

Maximum offering price per share
(Net asset value of $11.65 ÷ 95.75%)	$12.17

Class C:
Net asset value and offering price per share	$11.61

Class Y:
Net asset value and offering price per share	$11.66

Class R6:
Net asset value and offering price per share	$11.64

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                     Invesco Pennsylvania Municipal Fund

Statement of Operations

For the six months ended August 31, 2021

(Unaudited)

Investment income:
Interest	$16,865,898

Expenses:
Advisory fees	2,030,409

Administrative services fees	62,702

Custodian fees	1,610

Distribution fees:
Class A	843,517

Class C	390,823

Interest, facilities and maintenance fees	229,109

Transfer agent fees – A, C and Y	367,700

Trustees’ and officers’ fees and benefits	20,380

Registration and filing fees	33,397

Reports to shareholders	19,660

Professional services fees	81,002

Other	8,631

Total expenses	4,088,940

Less: Expense offset arrangement(s)	(221)

Net expenses	4,088,719

Net investment income	12,777,179

Realized and unrealized gain from:
Net realized gain from unaffiliated investment securities	89,431

Change in net unrealized appreciation of unaffiliated investment securities	15,138,523

Net realized and unrealized gain	15,227,954

Net increase in net assets resulting from operations	$28,005,133

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                     Invesco Pennsylvania Municipal Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2021 and the year ended February 28, 2021

(Unaudited)

	August 31, 2021	February 28, 2021

Operations:
Net investment income	$12,777,179	$26,043,103

Net realized gain	89,431	2,924,557

Change in net unrealized appreciation (depreciation)	15,138,523	(9,054,543)

Net increase in net assets resulting from operations	28,005,133	19,913,117

Distributions to shareholders from distributable earnings:
Class A	(11,006,208)	(20,000,261)

Class C	(1,101,534)	(2,721,068)

Class Y	(2,077,204)	(3,312,668)

Class R6	(15,589)	(26,613)

Total distributions from distributable earnings	(14,200,535)	(26,060,610)

Share transactions–net:
Class A	10,739,900	143,342,711

Class C	3,359,649	(24,848,884)

Class Y	12,427,763	29,872,678

Class R6	73,769	130,051

Net increase in net assets resulting from share transactions	26,601,081	148,496,556

Net increase in net assets	40,405,679	142,349,063

Net assets:
Beginning of period	872,205,435	729,856,372

End of period	$912,611,114	$872,205,435

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                     Invesco Pennsylvania Municipal Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 08/31/21	$11.47	$0.17	$0.20	$0.37	$(0.19)	$11.65	3.21	%(d)	$696,136	0.87	%(d)(e)	0.87	%(d)(e)	0.82	%(d)(e)	2.87	%(d)(e)	4%
Year ended 02/28/21	11.68	0.37	(0.21)	0.16	(0.37)	11.47	1.48	(d)	674,756	0.92	(d)	0.92	(d)	0.84	(d)	3.27	(d)	14
Seven months ended 02/29/20	11.19	0.23	0.47	0.70	(0.21)	11.68	6.36		534,700	0.88	(e)	1.03	(e)	0.88	(e)	3.54	(e)	6
Year ended 07/31/19	10.40	0.46	0.69	1.15	(0.36)	11.19	11.32		498,743	0.91		1.19		0.91		4.30		21
Year ended 07/31/18	10.44	0.41	(0.03)	0.38	(0.42)	10.40	3.84		423,210	0.97		1.18		0.97		4.09		13
Year ended 07/31/17	10.67	0.47	(0.16)	0.31	(0.54)	10.44	2.96		500,340	0.83		1.00		0.83		4.50		20
Year ended 07/31/16	10.49	0.59	0.20	0.79	(0.61)	10.67	7.84		526,247	0.80		0.97		0.80		5.59		6
Class C
Six months ended 08/31/21	11.43	0.13	0.20	0.33	(0.15)	11.61	2.88		88,330	1.53	(e)	1.53	(e)	1.48	(e)	2.21	(e)	4
Year ended 02/28/21	11.65	0.30	(0.22)	0.08	(0.30)	11.43	0.76	(d)	83,646	1.53	(d)	1.53	(d)	1.45	(d)	2.66	(d)	14
Seven months ended 02/29/20	11.15	0.19	0.48	0.67	(0.17)	11.65	6.07		110,395	1.54	(e)	1.69	(e)	1.54	(e)	2.88	(e)	6
Year ended 07/31/19	10.37	0.39	0.68	1.07	(0.29)	11.15	10.52		110,166	1.57		1.85		1.57		3.64		21
Year ended 07/31/18	10.42	0.34	(0.04)	0.30	(0.35)	10.37	3.07		161,664	1.62		1.83		1.62		3.43		13
Year ended 07/31/17	10.64	0.40	(0.15)	0.25	(0.47)	10.42	2.23		199,497	1.56		1.73		1.56		3.79		20
Year ended 07/31/16	10.47	0.51	0.19	0.70	(0.53)	10.64	7.06		220,769	1.55		1.72		1.55		4.84		6
Class Y
Six months ended 08/31/21	11.47	0.18	0.21	0.39	(0.20)	11.66	3.42		127,207	0.63	(e)	0.63	(e)	0.58	(e)	3.11	(e)	4
Year ended 02/28/21	11.69	0.40	(0.22)	0.18	(0.40)	11.47	1.64		112,953	0.68		0.68		0.60		3.51		14
Seven months ended 02/29/20	11.19	0.25	0.48	0.73	(0.23)	11.69	6.60		84,030	0.64	(e)	0.79	(e)	0.64	(e)	3.78	(e)	6
Year ended 07/31/19	10.40	0.49	0.69	1.18	(0.39)	11.19	11.58		71,769	0.67		0.95		0.67		4.54		21
Year ended 07/31/18	10.45	0.44	(0.05)	0.39	(0.44)	10.40	3.98		49,843	0.72		0.93		0.72		4.33		13
Year ended 07/31/17	10.68	0.47	(0.14)	0.33	(0.56)	10.45	3.14		54,584	0.65		0.82		0.65		4.53		20
Year ended 07/31/16	10.50	0.60	0.20	0.80	(0.62)	10.68	7.99		30,357	0.65		0.82		0.65		5.73		6
Class R6
Six months ended 08/31/21	11.46	0.19	0.20	0.39	(0.21)	11.64	3.38		938	0.55	(e)	0.55	(e)	0.50	(e)	3.19	(e)	4
Year ended 02/28/21	11.68	0.40	(0.21)	0.19	(0.41)	11.46	1.70		850	0.61		0.61		0.53		3.58		14
Seven months ended 02/29/20	11.18	0.25	0.48	0.73	(0.23)	11.68	6.63		732	0.62	(e)	0.77	(e)	0.62	(e)	3.83	(e)	6
Period ended 07/31/19(f)	11.05	0.10	0.10	0.20	(0.07)	11.18	1.86		10	0.62	(e)	0.90	(e)	0.62	(e)	4.59	(e)	21

(a)	Calculated using average of Units outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended February 28, 2021, the portfolio turnover calculation excludes the value of securities purchased of $134,448,765 in connection with the acquisition of Invesco Pennsylvania Tax Free Fund into the Fund.

(d)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% and 0.24% for Class A for the six months ended August 31, 2021 and the year ended February 28, 2021, respectively. The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.85% for Class C for the year ended February 28, 2021.

(e)	Annualized.
(f)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                     Invesco Pennsylvania Municipal Fund

Notes to Financial Statements

August 31, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Pennsylvania Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek tax-free income.

The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to

20                     Invesco Pennsylvania Municipal Fund

shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Interest, Facilities and Maintenance Fees - Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.

H.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Purchased on a When-Issued and Delayed Delivery Basis - The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

K.

Floating Rate Note Obligations - The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

21                     Invesco Pennsylvania Municipal Fund

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

L.

Collateral - To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

M.

Other Risks - The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

N.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

    The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate

First $500 million	0.510%

Next $250 million	0.410%

Next $250 million	0.400%

Next $1 billion	0.380%

Next $3 billion	0.345%

Over $5 billion	0.330%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended August 31, 2021, the effective advisory fee rate incurred by the Fund was 0.45%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

Effective June 1, 2021, the Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 to 1.50%, 2.15%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to June 1, 2021, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 0.98%, 1.62%, 0.72% and 0.62%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

22                     Invesco Pennsylvania Municipal Fund

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 0.90% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2021, IDI advised the Fund that IDI retained $31,342 in front-end sales commissions from the sale of Class A shares and $0 and $2,095 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 -

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$905,377,600	$5,080,773	$910,458,373

Investments Matured	–	1,361,456	–	1,361,456

Total Investments	$–	$906,739,056	$5,080,773	$911,819,829

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $221.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances and Borrowings

The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Funds in a committed secured borrowing facility that permits borrowings up to $2.0 billion, collectively by certain Funds, and which will expire on February 24, 2022. The revolving credit and security agreement is secured by the assets of the Fund. At August 31, 2021, the Fund had no borrowings outstanding under this agreement.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed

23                     Invesco Pennsylvania Municipal Fund

upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2021 were $9,005,000 and 0.71%, respectively.

The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2021, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$9,811,070	$119,500,505	$129,311,575

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2021 was $79,556,966 and $32,545,070, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$77,498,527

Aggregate unrealized (depreciation) of investments	(26,699,020)

Net unrealized appreciation of investments	$50,799,507

Cost of investments for tax purposes is $861,020,322.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	August 31, 2021(a)		February 28, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	2,722,669	$31,610,243	4,809,805	$54,082,303

Class C	1,062,384	17,700,790	1,468,773	16,530,602

Class Y	1,583,852	18,393,597	2,993,769	33,942,311

Class R6	6,881	80,000	15,031	175,001

Issued as reinvestment of dividends:
Class A	567,469	6,588,349	1,056,067	11,855,675

Class C	61,869	716,364	148,614	1,658,144

Class Y	103,074	1,197,928	179,885	2,021,395

Class R6	239	2,770	1,028	11,420

Automatic conversion of Class C shares to Class A shares:
Class A	465,586	5,404,881	3,214,147	36,607,149

Class C	(466,808)	(5,404,881)	(3,224,708)	(36,607,149)

Issued in connection with acquisitions:(b)
Class A	-	-	10,930,875	118,411,672

Class C	-	-	726,971	7,851,112

Class Y	-	-	1,100,157	11,924,713

Class R6	-	-	7,821	84,676

24                     Invesco Pennsylvania Municipal Fund

	Summary of Share Activity

	Six months ended		Year ended
	August 31, 2021(a)		February 28, 2021
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(2,832,905)	$(32,863,573)	(6,932,126)	$(77,614,088)

Class C	(367,191)	(9,652,624)	(1,282,778)	(14,281,593)

Class Y	(616,836)	(7,163,762)	(1,618,441)	(18,015,741)

Class R6	(774)	(9,001)	(12,403)	(141,046)

Net increase in share activity	2,289,509	$26,601,081	13,582,487	$148,496,556

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 53% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)

After the close of business on May 15, 2020, the Fund acquired all the net assets of Invesco Pennsylvania Tax Free Income Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Board of Trustees of the Fund on February 14, 2020. The reorganization was executed in order to reduce overlap and increase efficiencies in the Adviser’s product line. The acquisition was accomplished by a tax-free exchange of 12,765,824 shares of the Fund for 8,851,572 shares outstanding of the Target Fund as of the close of business on May 15, 2020. Shares of the Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, May 15, 2020. The Target Fund’s net assets as of the close of business on May 15, 2020 of $138,272,173, including $1,207,531 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $663,848,942 and $802,121,115 immediately after the acquisition.

    The pro forma results of operations for the year ended February 28, 2021 assuming the reorganization had been completed on March 1, 2020, the beginning of the annual reporting period are as follows:

Net investment income	$26,959,675

Net realized/unrealized gains	(18,119,131)

Change in net assets resulting from operations	$8,840,544

    As the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund’s Statement of Operations since May 16, 2020.

25                     Invesco Pennsylvania Municipal Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2021 through August 31, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,032.10	$4.46	$1,020.82	$4.43	0.87%
Class C	1,000.00	1,028.80	7.82	1,017.49	7.78	1.53
Class Y	1,000.00	1,034.20	3.23	1,022.03	3.21	0.63
Class R6	1,000.00	1,033.80	2.82	1,022.43	2.80	0.55

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2021 through August 31, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

26                     Invesco Pennsylvania Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Pennsylvania Municipal Fund’s (formerly, Invesco Oppenheimer Rochester® Pennsylvania Municipal Fund) (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the

Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Bloomberg Barclays Municipal Bond Index (Index). The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other

27                     Invesco Pennsylvania Municipal Fund

performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that there were only four funds (including the Fund) in the contractual management fee peer group and only five funds (including the Fund) in the peer group representing the remainder of the fees. The Board noted that the Fund’s contractual management fee schedule was reduced at certain breakpoint levels effective May 2020. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual management fees and total expense ratio were ranked fifth out of five funds in its expense group and discussed with management reasons for such relative actual management fees and total expenses, noting the limited size of the expense peer group, as well as any impact that the reduction of the Fund’s contractual management fee schedule effective May 2020 would have had on the Fund’s actual management fees and total expense ratio peer group rankings were such reduction reflected for the reporting period.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the

Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

28                     Invesco Pennsylvania Municipal Fund

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-07890 and 033-66242	Invesco Distributors, Inc.	O-ROPAM-SAR-1

Semiannual Report to Shareholders	August 31, 2021

Invesco Rochester® AMT-Free New York Municipal Fund

Nasdaq:
A: OPNYX ∎ C: ONYCX ∎ Y: ONYYX ∎ R6: IORNX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
15	Financial Statements
18	Financial Highlights
19	Notes to Financial Statements
24	Fund Expenses
25	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/21 to 8/31/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.28%
Class C Shares	3.89
Class Y Shares	4.40
Class R6 Shares	4.42
Bloomberg Municipal Bond Index▼*	2.51
S&P Municipal Bond New York 5+ Year Investment Grade Index▼*	3.25
U.S. Consumer Price Index∎	4.01

Source(s): ▼RIMES Technologies Corp.; ∎Bloomberg LP

*Effective July 30, 2021, the Fund changed its benchmark from the Bloomberg Municipal Bond Index to the S&P Municipal Bond New York 5+ Year Investment Grade Index. These changes were made to better align the Fund’s risk profile.

The Bloomberg Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.
The S&P Municipal Bond New York 5+ Year Investment Grade Index seeks to measure the performance of investment-grade, New York-issued US municipals with maturities equal to or greater then five years.
The U.S. Consumer Price index is a measure of change in consumer prices as determined by the U.S. Bureau of Labor Statistics.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund
Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.
Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Rochester® AMT-Free New York Municipal Fund

Average Annual Total Returns
As of 8/31/21, including maximum applicable sales charges

Class A Shares
Inception (8/16/84)	6.30%
10 Years	5.11
5 Years	3.62
1 Year	2.88

Class C Shares
Inception (8/29/95)	4.85%
10 Years	4.92
5 Years	3.73
1 Year	5.72

Class Y Shares
Inception (1/31/11)	6.43%
10 Years	5.82
5 Years	4.76
1 Year	7.76

Class R6 Shares
10 Years	5.66%
5 Years	4.70
1 Year	7.84

Effective May 24, 2019, Class A, Class C and Class Y shares of the Oppenheimer Rochester AMT-Free New York Municipal Fund, (the predecessor fund), were reorganized into Class A, Class C and Class Y shares, respectively, of the Invesco Oppenheimer Rochester® AMT-Free New York Municipal Fund. The Fund was subsequently renamed the Invesco Rochester® AMT-Free New York Municipal Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C and Class Y shares are those for Class A, Class C and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R6 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC)

for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Rochester® AMT-Free New York Municipal Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid

Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Rochester® AMT-Free New York Municipal Fund

Schedule of Investments

August 31, 2021

(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–101.23%
New York–93.30%
Albany (County of), NY Industrial Development Agency (Sage Colleges); Series 1999 A, RB	5.30%	04/01/2029	$3,335	$3,203,083

Albany Capital Resource Corp. (College Saint Rose (The)); Series 2011 A, RB	5.38%	07/01/2026	500	501,100

Series 2011 A, RB	5.63%	07/01/2031	500	501,022

Series 2011 A, RB	5.88%	07/01/2041	1,000	1,001,954

Albany Capital Resource Corp. (Empire Commons Student Housing, Inc.); Series 2016 A, Ref. RB	5.00%	05/01/2027	200	240,003

Series 2016 A, Ref. RB	5.00%	05/01/2032	200	235,064

Amherst Development Corp. (Daemen College); Series 2018, Ref. RB	5.00%	10/01/2024	570	629,833

Brookhaven (Town of), NY Industrial Development Agency (Dowling College Civic Facility); Series 2002, RB(a)(b)	6.75%	11/01/2032	8,755	88

Brookhaven Local Development Corp. (Jefferson’s Ferry); Series 2016, Ref. RB	5.25%	11/01/2036	215	259,579

Series 2020 B, RB	4.00%	11/01/2055	1,250	1,406,417

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2016 A, Ref. RB	5.00%	07/15/2042	4,000	4,690,265

Buffalo & Erie County Industrial Land Development Corp. (Charter School for Applied Technology); Series 2017 A, Ref. RB	5.00%	06/01/2035	160	178,999

Buffalo & Erie County Industrial Land Development Corp. (Medaille College); Series 2013, Ref. RB	5.00%	04/01/2022	185	188,618

Series 2013, Ref. RB	5.25%	04/01/2035	4,555	4,724,454

Series 2018, Ref. RB(c)	5.00%	10/01/2038	1,200	1,356,131

Build NYC Resource Corp. (Children’s Aid Society (The)); Series 2019, RB	4.00%	07/01/2044	450	521,092

Build NYC Resource Corp. (Consortium for Worker Education, Inc.); Series 2020, RB(c)	5.00%	12/01/2049	1,360	1,475,543

Build NYC Resource Corp. (Manhattan College); Series 2017, Ref. RB	5.00%	08/01/2032	170	205,905

Series 2017, Ref. RB	5.00%	08/01/2036	290	349,093

Series 2017, Ref. RB	5.00%	08/01/2047	600	717,747

Build NYC Resource Corp. (New Dawn Charter Schools); Series 2019, RB(c)	5.63%	02/01/2039	190	209,396

Series 2019, RB(c)	5.75%	02/01/2049	230	252,071

Build NYC Resource Corp. (New York Law School); Series 2016, Ref. RB	5.00%	07/01/2041	650	746,487

Build NYC Resource Corp. (Special Needs Facilities Pooled Program); Series 2013 A-1, RB	5.25%	07/01/2023	485	487,025

Series 2013 A-1, RB	5.38%	07/01/2028	1,490	1,491,622

Series 2013 A-1, RB	5.75%	07/01/2033	790	796,277

Bushnell’s Basin Fire Association, Inc.; Series 2005 B, RB	5.75%	11/01/2030	225	225,019

Canandaigua & Bristol (Towns of), NY; Series 2007, GO Bonds	5.00%	12/15/2027	25	25,222

Series 2007, GO Bonds	5.00%	12/15/2028	30	30,256

Series 2007, GO Bonds	5.00%	12/15/2029	30	30,246

Series 2007, GO Bonds	5.00%	12/15/2030	30	30,238

Series 2007, GO Bonds	5.00%	12/15/2031	35	35,272

Series 2007, GO Bonds	5.00%	12/15/2032	35	35,267

Series 2007, GO Bonds	5.00%	12/15/2033	35	35,263

Series 2007, GO Bonds	5.00%	12/15/2034	40	40,299

Series 2007, GO Bonds	5.00%	12/15/2035	40	40,301

Series 2007, GO Bonds	5.00%	12/15/2036	45	45,337

Series 2007, GO Bonds	5.00%	12/15/2037	45	45,335

Series 2007, GO Bonds	5.00%	12/15/2038	50	50,367

Series 2007, GO Bonds	5.00%	12/15/2039	50	50,364

Series 2007, GO Bonds	5.00%	12/15/2040	55	55,395

Series 2007, GO Bonds	5.00%	12/15/2041	55	55,390

Series 2007, GO Bonds	5.00%	12/15/2042	60	60,417

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Rochester® AMT-Free New York Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York–(continued)
Cattaraugus (County of), NY (St. Bonaventure University); Series 2014, RB	5.00%	05/01/2034	$100	$109,378

Series 2014, RB	5.00%	05/01/2039	100	108,733

Deerfield (Town of), NY; Series 2006, GO Bonds	5.50%	06/15/2022	15	15,163

Series 2006, GO Bonds	5.50%	06/15/2023	15	15,157

Series 2006, GO Bonds	5.50%	06/15/2024	15	15,156

Series 2006, GO Bonds	5.50%	06/15/2025	20	20,195

Series 2006, GO Bonds	5.60%	06/15/2026	20	20,182

Series 2006, GO Bonds	5.60%	06/15/2027	20	20,175

Series 2006, GO Bonds	5.60%	06/15/2028	20	20,167

Series 2006, GO Bonds	5.60%	06/15/2029	25	25,204

Series 2006, GO Bonds	5.60%	06/15/2030	25	25,200

Series 2006, GO Bonds	5.60%	06/15/2031	25	25,200

Series 2006, GO Bonds	5.60%	06/15/2032	25	25,200

Series 2006, GO Bonds	5.60%	06/15/2033	30	30,235

Series 2006, GO Bonds	5.60%	06/15/2034	30	30,234

Series 2006, GO Bonds	5.60%	06/15/2035	30	30,233

Series 2006, GO Bonds	5.60%	06/15/2036	35	35,270

Dutchess County Local Development Corp. (Anderson Center Services, Inc.); Series 2010, RB(d)(e)	6.00%	10/01/2021	405	406,887

Dutchess County Local Development Corp. (Health Quest Systems, Inc.); Series 2016 B, RB	5.00%	07/01/2046	12,200	14,384,796

Series 2019 B, Ref. RB	4.00%	07/01/2044	120	138,958

Dutchess County Local Development Corp. (Nuvance Health); Series 2019 B, Ref. RB	4.00%	07/01/2049	300	345,360

Dutchess County Local Development Corp. (Vassar College); Series 2017, Ref. RB	5.00%	07/01/2034	160	196,993

Series 2017, Ref. RB	5.00%	07/01/2036	160	196,588

Series 2017, Ref. RB	5.00%	07/01/2037	235	288,435

Series 2017, Ref. RB	5.00%	07/01/2042	500	610,845

Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2031	75	75,109

Series 2005 A, RB	5.00%	06/01/2038	5,000	5,007,449

Series 2005 D, RB(f)	0.00%	06/01/2055	74,000	7,875,975

Glen Cove Local Economic Assistance Corp. (Garvies Point Public Improvement); Series 2016 B, RB (Acquired 10/21/2016; Cost $4,721,053)(f)(g)	0.00%	01/01/2045	18,750	7,493,557

Glen Cove Local Economic Assistance Corp. (Tiegerman School); Series 2018 A, RB (Acquired 06/26/2018; Cost $965,000)(c)(g)	5.50%	07/01/2044	965	1,077,528

Guilderland (Town of), NY Industrial Development Agency; Series 2017 A, RB(a)(c)	5.88%	01/01/2052	5,000	3,750,000

Hempstead Town Local Development Corp. (Evergreen Charter School); Series 2019, Ref. RB(c)	6.80%	12/01/2044	1,640	1,958,968

Hempstead Town Local Development Corp. (Molloy College); Series 2014, RB	5.00%	07/01/2029	300	332,231

Series 2014, RB	5.00%	07/01/2034	300	329,178

Series 2014, RB	5.00%	07/01/2039	250	272,803

Series 2014, RB	5.00%	07/01/2044	200	217,202

Series 2017, Ref. RB	5.00%	07/01/2029	100	120,822

Series 2017, Ref. RB	5.00%	07/01/2030	80	96,068

Series 2017, Ref. RB	5.00%	07/01/2031	75	89,694

Series 2017, Ref. RB	5.00%	07/01/2032	135	161,061

Series 2017, Ref. RB	5.00%	07/01/2035	135	160,076

Series 2017, Ref. RB	5.00%	07/01/2036	110	130,349

Series 2017, Ref. RB	5.00%	07/01/2038	80	94,393

Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. RB(h)	5.00%	02/15/2045	5,000	5,950,759

Huntington Local Development Corp.; Series 2016, RB(c)	6.50%	12/01/2046	2,205	2,260,085

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Rochester® AMT-Free New York Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York–(continued)
Long Island (City of), NY Power Authority; Series 2014 A, Ref. RB	5.00%	09/01/2039	$1,185	$1,335,017

Series 2014 A, Ref. RB	5.00%	09/01/2044	2,970	3,336,565

Series 2016 B, Ref. RB	5.00%	09/01/2036	1,250	1,501,229

Series 2016, Ref. RB	5.00%	09/01/2035	2,500	3,011,969

Series 2016, Ref. RB	5.00%	09/01/2041	1,680	2,011,284

Series 2017, RB	5.00%	09/01/2042	4,000	4,885,352

Series 2018, RB	5.00%	09/01/2034	5,000	6,381,052

Series 2018, RB	5.00%	09/01/2039	1,000	1,263,066

Metropolitan Transportation Authority; Series 2012 D, Ref. RB	5.00%	11/15/2032	350	367,996

Series 2012 H, RB(d)(e)	5.00%	11/15/2022	215	227,660

Series 2012 H, RB	5.00%	11/15/2033	185	194,489

Series 2014 B, RB	5.25%	11/15/2039	900	999,575

Series 2014 B, RB	5.00%	11/15/2044	2,000	2,195,308

Series 2016 B, Ref. RB	5.00%	11/15/2037	7,000	8,298,561

Series 2016 C-1, RB	5.25%	11/15/2056	2,000	2,376,050

Series 2016, Ref. RB	5.00%	11/15/2035	2,000	2,381,628

Metropolitan Transportation Authority (Green Bonds); Series 2016 A-1, RB	5.25%	11/15/2056	15,475	18,114,626

Series 2017, RB	5.25%	11/15/2057	10,000	12,306,590

Subseries 2017 A-1, RB	5.25%	11/15/2057	2,565	3,076,206

Monroe County Industrial Development Corp. (Monroe Community College); Series 2014, Ref. RB (INS - AGM)(i)	5.00%	01/15/2028	350	385,358

Series 2014, Ref. RB (INS - AGM)(i)	5.00%	01/15/2029	500	549,308

Series 2014, Ref. RB (INS - AGM)(i)	5.00%	01/15/2038	150	164,789

Monroe County Industrial Development Corp. (Nazareth College of Rochester); Series 2011, RB(d)(e)	5.00%	10/01/2021	150	150,581

Series 2011, RB(d)(e)	5.25%	10/01/2021	75	75,305

Monroe County Industrial Development Corp. (Rochester General Hospital (The)); Series 2013 A, Ref. RB	5.00%	12/01/2032	1,450	1,528,297

Series 2017, RB	5.00%	12/01/2036	1,400	1,644,959

Series 2017, RB	5.00%	12/01/2046	3,200	3,688,731

Monroe County Industrial Development Corp. (Rochester Regional Health); Series 2020, Ref. RB	4.00%	12/01/2046	1,000	1,150,268

Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2050	3,000	3,392,064

Monroe County Industrial Development Corp. (St. John Fisher College); Series 2011, RB	5.63%	06/01/2026	150	150,598

Series 2011, RB	6.00%	06/01/2034	250	251,011

Series 2014 A, RB	5.00%	06/01/2029	100	110,430

Series 2014 A, RB	5.50%	06/01/2034	180	201,245

Series 2014 A, RB	5.00%	06/01/2044	285	314,866

Monroe County Industrial Development Corp. (University of Rochester); Series 2020 A, RB	4.00%	07/01/2050	5,200	6,082,696

Montgomery County Capital Resource Corp.; Series 2020 A-1, RB	4.95%	07/01/2030	1,050	1,033,193

Series 2020 A-2, RB	5.40%	07/01/2050	6,865	6,840,993

Series 2020 B, Ref. RB	5.38%	07/01/2025	345	345,183

MTA Hudson Rail Yards Trust Obligations; Series 2016 A, RB	5.00%	11/15/2051	1,000	1,009,411

Series 2016 A, RB	5.00%	11/15/2056	17,000	18,262,877

Nassau (County of), NY; Series 2018 B, GO Bonds (INS - AGM)(i)	5.00%	07/01/2040	1,060	1,312,812

Series 2018 B, GO Bonds (INS - AGM)(i)	5.00%	07/01/2045	1,490	1,827,458

Series 2018 B, GO Bonds (INS - AGM)(i)	5.00%	07/01/2049	2,235	2,732,646

Nassau (County of), NY Industrial Development Agency; Series 2003 A-C, RB	7.00%	09/01/2028	1,000	1,001,360

Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside); Series 2014 A, RB (Acquired 11/14/2014; Cost $ 1,645)(a)(g)	6.50%	01/01/2032	135	108,000

Series 2014 A, RB (Acquired 11/19/2014-10/16/2018; Cost $3,198,332)(a)(g)	6.70%	01/01/2049	3,307	2,646,000

Series 2014 C, RB (Acquired 11/18/2014-11/26/2014; Cost $0)(a)(b)(g)	2.00%	01/01/2049	1,221	12

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Rochester® AMT-Free New York Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York–(continued)
Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.); Series 2018 A2, Ref. RB	5.20%	12/01/2037	$290	$295,137

Nassau County Local Economic Assistance Corp. (South Nassau Communities Hospital); Series 2012, Ref. RB	5.00%	07/01/2031	2,000	2,061,625

Nassau County Tobacco Settlement Corp.; Series 2006 A-2, RB	5.25%	06/01/2026	3,240	3,335,583

Series 2006 D, RB(f)	0.00%	06/01/2060	60,000	4,853,688

New Rochelle (City of), NY (70 Nardozzi/City DPW); Series 2018 A-2, RB	5.13%	08/01/2050	3,095	3,033,122

New Rochelle (City of), NY (Iona College); Series 2015 A, Ref. RB	5.00%	07/01/2032	350	394,641

Series 2015 A, Ref. RB	5.00%	07/01/2033	565	634,917

Series 2015 A, Ref. RB	5.00%	07/01/2034	450	504,868

Series 2015 A, Ref. RB	5.00%	07/01/2040	200	222,680

Series 2015 A, Ref. RB	5.00%	07/01/2045	225	249,161

New York & New Jersey (States of) Port Authority; Series 2017, Ref. RB	5.00%	10/15/2047	6,000	7,232,545

Series 2019 217, RB	4.00%	11/01/2049	10,240	11,941,837

Series 2021, Ref. RB	4.00%	07/15/2046	5,900	7,012,882

Two Hundred Fifth Series 2017, Ref. RB(h)	5.25%	11/15/2057	11,300	14,042,499

New York (City of), NY; Series 1993 F, GO Bonds	6.00%	05/15/2022	45	45,215

Series 1997 C, GO Bonds	5.50%	11/15/2037	15	15,066

Series 2019 A-1, GO Bonds	4.00%	08/01/2044	5,000	5,845,922

Series 2019 B-1, GO Bonds	4.00%	10/01/2040	2,600	3,087,496

Series 2019 B-1, GO Bonds	5.00%	10/01/2043	5,000	6,311,617

Series 2020 D-1, GO Bonds	5.00%	03/01/2038	1,400	1,793,260

Series 2020 FF, Ref. RB	4.00%	06/15/2041	950	1,123,310

Series 2020 GG-1, RB	4.00%	06/15/2050	1,500	1,746,847

Series 2021 F-1, GO Bonds	4.00%	03/01/2047	1,500	1,757,233

Series 2021 F-1, GO Bonds	5.00%	03/01/2050	2,250	2,855,200

New York (City of), NY Industrial Development Agency (Comprehensive Care Management); Series 2005 C-2, RB	6.00%	05/01/2026	95	91,827

Series 2005 E-2, RB	6.13%	11/01/2035	275	248,127

New York (City of), NY Industrial Development Agency (The Child School); Series 2003, RB	7.55%	06/01/2033	3,635	3,680,008

New York (City of), NY Industrial Development Agency (United Jewish Appeal); Series 2004, RB	5.00%	07/01/2034	4,600	4,672,100

New York (City of), NY Industrial Development Agency (Yankee Stadium); Series 2006, RB (CPI Rate + 0.84%), (INS - FGIC)(i)(j)	6.23%	03/01/2022	1,200	1,210,455

Series 2020, Ref. RB	4.00%	03/01/2045	1,300	1,487,903

Series 2020, Ref. RB (INS - AGM)(i)	4.00%	03/01/2045	800	937,693

New York (City of), NY Municipal Water Finance Authority; Series 2019 CC-1, RB	4.00%	06/15/2049	1,050	1,238,431

New York (City of), NY Transitional Finance Authority; Series 2015 S, RB	5.00%	07/15/2034	1,395	1,608,842

Series 2017 C, Ref. RB	5.00%	11/01/2030	920	1,134,204

Series 2017 C, Ref. RB	5.00%	11/01/2032	1,470	1,806,490

Series 2019 S1B, RB	4.00%	07/15/2041	5,800	6,886,370

Series 2019 S1B, RB	4.00%	07/15/2042	5,620	6,655,569

Series 2020 C-1, RB	4.00%	05/01/2036	300	364,908

Series 2020 C-1, RB	4.00%	05/01/2037	550	665,834

Series 2020 C-1, RB	4.00%	05/01/2038	600	722,779

Series 2020 C-1, RB	4.00%	05/01/2039	520	622,271

Series 2020 C-1, RB	4.00%	05/01/2040	8,535	10,190,300

Series 2020 C-1, RB	4.00%	05/01/2045	3,375	3,974,989

Series 2020 D, RB	4.00%	11/01/2042	10,000	11,871,319

Series 2020, RB	4.00%	05/01/2043	10,000	11,845,624

Series 2021 E-1, RB	4.00%	02/01/2043	1,000	1,192,053

Series 2021 S-1, Ref. RB	4.00%	07/15/2037	880	1,067,788

Series 2021 S-1, Ref. RB	3.00%	07/15/2038	675	745,931

Series 2021 S-1, Ref. RB	3.00%	07/15/2039	910	1,003,509

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Rochester® AMT-Free New York Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York–(continued)
New York (City of), NY Trust for Cultural Resources (Juilliard School (The)); Series 2018 A, Ref. RB	5.00%	01/01/2033	$290	$370,398

Series 2018 A, Ref. RB	5.00%	01/01/2034	300	380,844

Series 2018 A, Ref. RB	5.00%	01/01/2037	400	502,261

Series 2018 A, Ref. RB	5.00%	01/01/2038	300	375,673

Series 2018 A, Ref. RB	4.00%	01/01/2039	1,100	1,274,841

New York (City of), NY Trust for Cultural Resources (Wildlife Conservation Society); Series 2013 A, RB(d)(e)	5.00%	08/01/2023	1,000	1,093,059

New York (City of), NY Water & Sewer System; Series 2021 AA-1, RB	4.00%	06/15/2051	10,000	11,759,228

Series 2021 CC-1, RB	4.00%	06/15/2051	12,000	14,111,074

New York (County of), NY Tobacco Trust V; Series 2005 S-3, RB(f)	0.00%	06/01/2055	84,200	8,673,838

New York (County of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	2,085	2,810,383

New York (State of) Dormitory Authority; Series 2015 A-1, Ref. RB(c)	4.80%	12/01/2023	1,295	1,301,012

Series 2016 A, Ref. RB	5.00%	07/01/2036	1,000	1,194,532

Series 2019 A, RB	4.00%	07/01/2045	1,400	1,637,479

New York (State of) Dormitory Authority (Alliance Long Island AGYS, Inc.); Series 2015 A2, Ref. RB(c)	5.35%	12/01/2035	5,985	6,041,808

Series 2015 B1, Ref. RB(c)	6.18%	12/01/2031	1,850	1,851,145

New York (State of) Dormitory Authority (Brooklyn Law School); Series 2012 A, RB(d)(e)	5.00%	07/01/2022	150	155,984

Series 2012 A, RB(d)(e)	5.00%	07/01/2022	70	72,793

Series 2012 A, RB(d)(e)	5.00%	07/01/2022	70	72,793

Series 2012 A, RB(d)(e)	5.00%	07/01/2022	150	155,984

New York (State of) Dormitory Authority (Catholic Health System Obligated Group); Series 2012 A, RB	4.75%	07/01/2039	1,250	1,283,744

Series 2012 B, RB	5.00%	07/01/2032	125	129,393

Series 2012 B, RB	4.75%	07/01/2039	300	308,099

New York (State of) Dormitory Authority (Cornell University) (Green Bonds); Series 2019, RB	5.00%	07/01/2035	2,255	3,313,180

New York (State of) Dormitory Authority (Culinary Institute of America); Series 2012, RB	5.00%	07/01/2034	50	51,642

New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS - NATL)(i)	5.25%	07/01/2027	6,425	7,375,053

Series 2007, RB (INS - NATL)(i)	5.25%	07/01/2028	3,765	4,378,314

New York (State of) Dormitory Authority (Fordham University); Series 2014, RB	5.00%	07/01/2030	100	112,149

Series 2016 A, Ref. RB	5.00%	07/01/2041	765	911,309

Series 2020, RB	4.00%	07/01/2046	2,000	2,327,083

New York (State of) Dormitory Authority (Iona College); Series 2012 A, RB	5.00%	07/01/2032	250	257,937

New York (State of) Dormitory Authority (Long Island University); Series 2012, RB(d)(e)	5.00%	09/01/2022	3,200	3,352,944

New York (State of) Dormitory Authority (Montefiore Obligated Group); Series 2018 A, Ref. RB	5.00%	08/01/2034	415	509,377

Series 2018 A, Ref. RB	5.00%	08/01/2035	480	588,257

Series 2020 A, Ref. RB	4.00%	09/01/2050	700	797,030

New York (State of) Dormitory Authority (New School (The)); Series 2016 A, Ref. RB	5.00%	07/01/2046	6,650	7,780,221

New York (State of) Dormitory Authority (New York University); Series 2015 A, Ref. RB	5.00%	07/01/2045	1,110	1,282,573

Series 2016, Ref. RB	5.00%	07/01/2035	5,000	6,008,692

Series 2019 A, RB	5.00%	07/01/2042	740	945,246

Series 2019 A, RB	5.00%	07/01/2049	4,460	5,646,229

Series 2021 A, Ref. RB	3.00%	07/01/2041	1,215	1,345,746

Series 2021 A, Ref. RB	4.00%	07/01/2046	1,150	1,374,105

Series 2021 A, Ref. RB	5.00%	07/01/2051	2,750	3,588,471

New York (State of) Dormitory Authority (North Shore - Long Island Jewish Obligated Group); Series 2009, RB	5.00%	05/01/2039	1,000	1,029,542

New York (State of) Dormitory Authority (NYU Hospitals Center); Series 2014, Ref. RB	5.00%	07/01/2028	645	726,423

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Rochester® AMT-Free New York Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York–(continued)
New York (State of) Dormitory Authority (Orange Regional Medical Center); Series 2017, Ref. RB(c)	5.00%	12/01/2029	$600	$733,427

Series 2017, Ref. RB(c)	5.00%	12/01/2030	400	486,553

Series 2017, Ref. RB(c)	5.00%	12/01/2032	300	363,394

Series 2017, Ref. RB(c)	5.00%	12/01/2033	300	362,910

Series 2017, Ref. RB(c)	5.00%	12/01/2035	300	361,657

Series 2017, Ref. RB(c)	5.00%	12/01/2036	200	240,752

Series 2017, Ref. RB(c)	5.00%	12/01/2037	200	240,257

New York (State of) Dormitory Authority (Ozanam Hall of Queens Nursing Home, Inc.); Series 2006, RB (LOC - Allied Irish Banks PLC)(k)	5.00%	11/01/2026	325	331,522

New York (State of) Dormitory Authority (Pratt Institute); Series 2016, Ref. RB	5.00%	07/01/2046	500	592,384

New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2019 A, RB	4.00%	07/01/2044	830	965,730

Series 2019 A, RB	5.00%	07/01/2049	800	996,657

New York (State of) Dormitory Authority (Rockefeller University); Series 2019 C, Ref. RB	4.00%	07/01/2049	3,150	3,734,449

New York (State of) Dormitory Authority (Rockefeller University) (Green Bonds); Series 2019 B, RB	5.00%	07/01/2050	1,800	2,286,258

New York (State of) Dormitory Authority (St. John’s University); Series 2012 A, RB(d)(e)	5.00%	07/01/2022	200	208,065

Series 2012 A, RB(d)(e)	5.00%	07/01/2022	50	52,016

Series 2012, RB(d)(e)	5.00%	07/01/2022	5	5,202

Series 2012, RB	5.00%	07/01/2030	1,015	1,049,688

Series 2015 A, Ref. RB	5.00%	07/01/2034	100	114,921

New York (State of) Dormitory Authority (State University Dormitory Facilities); Series 2015 B, Ref. RB	5.00%	07/01/2030	1,350	1,574,338

Series 2015 B, Ref. RB	5.00%	07/01/2032	1,400	1,632,067

Series 2015 B, Ref. RB	5.00%	07/01/2033	1,750	2,038,636

Series 2015 B, Ref. RB	5.00%	07/01/2040	1,750	2,024,226

New York (State of) Dormitory Authority (State University Educational Facilities); Series 2012, RB	5.00%	05/15/2030	1,000	1,034,156

New York (State of) Dormitory Authority (State University of New York); Series 2019 A, RB	4.00%	07/01/2049	850	972,535

New York (State of) Dormitory Authority (The New School); Series 2011, Ref. RB	5.00%	07/01/2031	1,000	1,003,458

Series 2015 A, Ref. RB	5.00%	07/01/2040	400	458,761

Series 2016 A, Ref. RB	5.00%	07/01/2035	1,855	2,207,807

Series 2016 A, Ref. RB	5.00%	07/01/2036	1,915	2,274,624

Series 2016 A, Ref. RB	5.00%	07/01/2037	1,265	1,499,669

Series 2016 A, Ref. RB	5.00%	07/01/2041	595	700,940

New York (State of) Dormitory Authority (United Cerebral Palsy Association); Series 2017 A, RB(c)	5.50%	12/01/2047	3,030	2,935,694

Series 2017 A2, RB(c)	5.38%	09/01/2050	4,800	4,835,626

Series 2017 A2, Ref. RB (Acquired 10/25/2017; Cost $1,425,000)(c)(g)	5.38%	10/01/2042	1,425	1,455,546

New York (State of) Dormitory Authority (Yeshiva University); Series 2009, RB	5.00%	09/01/2038	4,330	4,335,851

Series 2011 A, RB	5.00%	11/01/2031	1,110	1,113,806

New York (State of) Power Authority (Green Bonds); Series 2020 A, Ref. RB	4.00%	11/15/2055	3,300	3,861,925

New York (State of) Thruway Authority; Series 2018 L, Ref. RB	5.00%	01/01/2033	190	235,858

Series 2018 L, Ref. RB	5.00%	01/01/2034	340	420,745

Series 2018 L, Ref. RB	5.00%	01/01/2035	385	475,148

Series 2019 B, RB	4.00%	01/01/2045	10,000	11,695,576

Series 2019 B, RB	4.00%	01/01/2050	12,000	13,970,694

New York City Health and Hospitals Corp.; Series 2021 A, Ref. RB	4.00%	02/15/2045	500	591,931

New York City Housing Development Corp.; Series 1999 E, RB	6.25%	05/01/2036	5	5,018

New York Counties Tobacco Trust I; Series 2000 A, RB	6.50%	06/01/2035	1,020	1,021,461

New York Counties Tobacco Trust II; Series 2001, RB	5.63%	06/01/2035	1,170	1,175,040

Series 2001, RB	5.75%	06/01/2043	15	15,030

New York Counties Tobacco Trust IV; Series 2005 A, RB	5.00%	06/01/2038	850	863,108

New York Counties Tobacco Trust V; Series 2005 S4B, RB(c)(f)	0.00%	06/01/2060	155,400	7,777,413

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Rochester® AMT-Free New York Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York–(continued)
New York Counties Tobacco Trust VI; Series 2016 A, Ref. RB	5.63%	06/01/2035	$12,545	$13,810,703

Series 2016 A, Ref. RB	6.00%	06/01/2043	2,430	2,826,763

Series 2016 A2, Ref. RB	5.00%	06/01/2051	1,125	1,206,811

New York Liberty Development Corp. (4 World Trade Center); Series 2011, Ref. RB(d)(e)	5.00%	11/15/2021	2,000	2,019,904

Series 2011, Ref. RB(d)(e)	5.75%	11/15/2021	10,000	10,114,720

New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2005, Ref. RB	5.25%	10/01/2035	15,580	22,400,553

Series 2007, RB	5.50%	10/01/2037	5,025	7,585,550

New York Power Authority (Green Bonds); Series 2020 A, Ref. RB	4.00%	11/15/2050	3,750	4,424,194

New York State Urban Development Corp.; Series 2020 A, RB	4.00%	03/15/2045	4,000	4,694,794

Series 2020 A, RB	4.00%	03/15/2049	5,000	5,853,750

New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2020, Ref. RB	5.00%	12/01/2037	1,500	1,926,593

Niagara Area Development Corp. (Niagara University); Series 2012 A, RB(d)(e)	5.00%	05/01/2022	100	103,196

Series 2012 A, RB(d)(e)	5.00%	05/01/2022	150	154,795

Oneida County Local Development Corp. (Mohawk Valley Health System); Series 2019, Ref. RB (INS - AGM)(i)	4.00%	12/01/2038	180	209,304

Series 2019, Ref. RB (INS - AGM)(i)	4.00%	12/01/2049	580	658,732

Onondaga (County of), NY Industrial Development Agency (Salina Free Library); Series 2002 A, RB	5.50%	12/01/2022	55	55,230

Onondaga (County of), NY Trust for Cultural Resources (Abby Lane Housing Corp.); Series 2017, Ref. RB	5.00%	05/01/2033	280	331,680

Series 2017, Ref. RB	5.00%	05/01/2034	200	236,082

Series 2017, Ref. RB	5.00%	05/01/2037	250	293,036

Series 2017, Ref. RB	5.00%	05/01/2040	150	174,766

Onondaga (County of), NY Trust for Cultural Resources (Syracuse University); Series 2011, RB(d)(e)	5.00%	12/01/2021	2,250	2,277,299

Series 2019, Ref. RB	4.00%	12/01/2041	900	1,073,873

Series 2019, Ref. RB	5.00%	12/01/2043	1,850	2,376,050

Series 2019, Ref. RB	5.00%	12/01/2045	2,650	3,388,444

Series 2019, Ref. RB	4.00%	12/01/2047	1,500	1,769,757

Series 2019, Ref. RB	4.00%	12/01/2049	1,675	1,972,863

Onondaga Civic Development Corp.; Series 2015, Ref. RB	5.00%	10/01/2030	1,060	1,159,157

Series 2015, Ref. RB	5.00%	10/01/2040	2,345	2,519,145

Onondaga Civic Development Corp. (Upstate Properties Development, Inc.); Series 2011, RB(d)(e)	5.25%	12/01/2021	535	541,754

Orange County Funding Corp.; Series 2013, RB	6.50%	01/01/2046	740	748,636

Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.63%	08/15/2035	850	858,735

Series 2001, RB	5.75%	08/15/2043	3,160	3,192,490

Schenectady Metroplex Development Authority; Series 2014 A, RB (INS - AGM)(i)	5.50%	08/01/2033	1,000	1,097,338

St. Lawrence (County of), NY Industrial Development Agency (Clarkson University); Series 2011, RB(d)(e)	6.00%	09/01/2021	100	100,000

Series 2012 A, RB(d)	5.00%	09/01/2041	240	245,686

St. Lawrence (County of), NY Industrial Development Agency (St. Lawrence University); Series 2012, RB	5.00%	07/01/2030	225	237,788

Series 2012, RB	5.00%	07/01/2031	230	243,073

Series 2012, RB	5.00%	07/01/2032	815	861,363

Suffolk County Economic Development Corp.; Series 2010 A, RB	7.38%	12/01/2040	265	269,758

Suffolk Tobacco Asset Securitization Corp.; Series 2008 B, RB	6.00%	06/01/2048	1,390	1,392,822

Series 2008 B-1, RB	5.38%	06/01/2028	1,075	1,076,601

Series 2008 D, RB(f)	0.00%	06/01/2048	15,750	1,932,284

Series 2012 B, RB	5.00%	06/01/2032	750	767,430

Series 2012 B, RB	5.25%	06/01/2037	700	717,084

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Rochester® AMT-Free New York Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York–(continued)
Sullivan (County of), NY (Adelaar Infratructure); Series 2016 A2, RB(c)	5.35%	11/01/2049	$8,220	$8,769,378

Series 2016 B2, RB(c)	5.35%	11/01/2049	1,175	1,253,530

Series 2016 C2, RB(c)	5.35%	11/01/2049	1,160	1,237,528

Series 2016 D2, RB(c)	5.35%	11/01/2049	760	810,794

Tender Option Bond Trust Receipts/Certificates; Series 2017-XF0551, Revenue Ctfs.(h)	5.00%	02/15/2042	25,765	30,740,672

Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.); Series 2013 A, RB(a)	5.00%	07/01/2032	330	169,950

Series 2013 A, RB(a)	5.00%	07/01/2038	2,785	1,434,275

Triborough Bridge & Tunnel Authority; Series 2012 B, Ref. RB	5.00%	11/15/2030	400	422,825

Series 2013 A, Ref. RB	5.00%	11/15/2029	300	323,379

Series 2016 A, Ref. RB	5.00%	11/15/2046	1,260	1,476,648

Series 2017 A, RB	5.00%	11/15/2038	300	368,387

Series 2017 A, RB	5.00%	11/15/2047	1,000	1,218,221

Series 2017 B, Ref. RB	5.00%	11/15/2032	875	1,078,722

Series 2017 B, Ref. RB	5.00%	11/15/2033	900	1,106,943

Series 2017 B, Ref. RB	5.00%	11/15/2034	575	706,811

Series 2017 B, Ref. RB	5.00%	11/15/2037	2,500	3,073,486

Series 2017 B, Ref. RB	5.00%	11/15/2038	1,900	2,333,116

Series 2021 A-1, Ref. RB	4.00%	05/15/2046	1,950	2,312,148

Series 2021 A-1, Ref. RB	5.00%	05/15/2051	9,625	12,384,811

Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels); Series 2019 C, RB	4.00%	11/15/2042	3,500	4,158,705

Series 2019 C, RB	4.00%	11/15/2043	3,500	4,150,506

Series 2020 A, RB	4.00%	11/15/2054	2,900	3,409,110

Series 2020 A, RB	5.00%	11/15/2054	700	897,348

Series 2021 A, RB	5.00%	11/15/2056	2,200	2,835,347

TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	8,000	8,878,657

Series 2017 A, Ref. RB	5.00%	06/01/2030	3,275	3,980,128

Series 2017 A, Ref. RB	5.00%	06/01/2034	5,000	6,024,268

Series 2017 A, Ref. RB	5.00%	06/01/2035	3,000	3,609,029

Series 2017 A, Ref. RB	5.00%	06/01/2036	3,000	3,603,506

Utility Debt Securitization Authority; Series 2017, RB	5.00%	12/15/2038	8,460	10,597,956

Series 2017, RB	5.00%	12/15/2040	15,000	18,755,652

Westchester County Healthcare Corp.; Series 2000 A, RB(d)(e)	5.00%	11/01/2021	7,410	7,468,978

Series 2010 B, RB	6.13%	11/01/2037	325	326,429

Series 2014 A, RB	5.00%	11/01/2044	2,356	2,601,438

Westchester County Local Development Corp. (Wartburg Senior Housing); Series 2015 A, Ref. RB(c)	5.00%	06/01/2030	500	509,189

Westchester Local Development Corp. (Westchester Medical Center Obligated Group); Series 2016, Ref. RB	5.00%	11/01/2029	1,000	1,165,902

Series 2016, Ref. RB	5.00%	11/01/2032	1,500	1,741,323

Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. RB	5.00%	06/01/2045	7,050	7,378,867

Western Regional Off-Track Betting Corp.; Series 2021, Ref. RB(c)	4.13%	12/01/2041	715	722,119

Yonkers Economic Development Corp. (Charter School Education Excellence); Series 2019 A, RB	5.00%	10/15/2039	420	498,751

Series 2019 A, RB	5.00%	10/15/2049	640	747,679

				841,171,970

Puerto Rico–7.77%
Children’s Trust Fund; Series 2002, RB	5.38%	05/15/2033	200	201,406

Series 2002, RB	5.50%	05/15/2039	3,455	3,547,765

Series 2002, RB	5.63%	05/15/2043	9,700	9,757,760

Series 2005 A, RB(f)	0.00%	05/15/2050	6,300	1,006,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Rochester® AMT-Free New York Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Puerto Rico–(continued)
Puerto Rico (Commonwealth of); Series 2007 A, GO Bonds (INS - AGC)(i)	5.00%	07/01/2024	$75	$76,210

Series 2007 A, GO Bonds(a)	5.13%	07/01/2028	3,120	2,905,500

Series 2011 E, Ref. GO Bonds(a)	5.63%	07/01/2033	1,500	1,400,625

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2008 A, RB	6.13%	07/01/2024	4,540	4,980,912

Puerto Rico (Commonwealth of) Electric Power Authority; Series 2005 RR, RB (INS - SGI)(i)	5.00%	07/01/2027	1,000	1,001,400

Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 1998 A, RB(a)	5.00%	07/01/2038	5	2,669

Series 2003 AA-2, Ref. RB(a)	5.30%	07/02/2035	1,000	1,112,500

Series 2003, RB(a)	5.00%	07/03/2028	355	56,800

Series 2005 K, RB(a)	5.00%	07/01/2030	7,405	3,952,419

Series 2007 CC, Ref. RB(a)	5.50%	07/01/2030	2,150	2,391,875

Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 1995 A, RB	5.63%	07/01/2022	145	145,000

Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University System); Series 2006, RB	5.00%	03/01/2036	1,100	1,105,500

Series 2012, Ref. RB	5.13%	04/01/2032	130	132,048

Series 2012, Ref. RB	5.38%	04/01/2042	190	193,325

Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Pollution Control Facilities Financing Authority; Series 2012, Ref. RB	5.00%	10/01/2031	100	103,765

Series 2012, Ref. RB	5.00%	10/01/2042	150	152,625
Puerto Rico (Commonwealth of) Infrastructure Financing Authority; Series 2005 A, RB (INS - FGIC)(i)(l)	5.50%	07/01/2024	725	683,312

Series 2005 A, RB (INS - FGIC)(a)(f)(i)	0.00%	07/01/2030	4,600	2,638,928

Series 2005 B, RB(a)	5.00%	07/01/2041	4,000	1,600,000

Puerto Rico (Commonwealth of) Infrastructure Financing Authority (MEPSI Campus); Series 2007 A, RB (Acquired 12/02/2009; Cost $2,232,360)(a)(g)	6.50%	10/01/2037	2,500	1,900,000

Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2004 S-1, RB(a)	5.25%	07/01/2029	810	851,512

Series 2007 Q, Ref. RB(a)	5.63%	07/01/2039	4,795	5,076,706

Series 2009 P, Ref. RB(a)	6.75%	07/01/2036	3,500	3,806,250

Series 2011 S, RB(a)	6.00%	07/01/2041	235	242,344

Puerto Rico Public Finance Corp.; Series 2011 B, RB(a)	5.50%	08/01/2031	4,055	60,825

Puerto Rico Sales Tax Financing Corp.; Series 2018 A-1, RB	4.50%	07/01/2034	475	525,896

Series 2018 A-1, RB	4.55%	07/01/2040	199	228,993

Series 2018 A-1, RB(f)	0.00%	07/01/2046	12,897	4,309,387

Series 2018 A-1, RB	4.75%	07/01/2053	1,455	1,665,105

Series 2018 A-1, RB	5.00%	07/01/2058	6,182	7,157,884

Series 2019 A-2, RB	4.54%	07/01/2053	71	80,302

Series 2019 A-2, RB	4.78%	07/01/2058	953	1,090,605

University of Puerto Rico; Series 2006 Q, RB	5.00%	06/01/2025	1,000	990,000

Series 2006 Q, RB	5.00%	06/01/2030	3,000	2,947,500

				70,081,653

Guam–0.11%
Guam (Territory of) Power Authority; Series 2012 A, Ref. RB (INS - AGM)(i)	5.00%	10/01/2023	210	220,527

Series 2012 A, Ref. RB (INS - AGM)(i)	5.00%	10/01/2024	260	273,051

Series 2012 A, Ref. RB (INS - AGM)(i)	5.00%	10/01/2030	470	492,116

				985,694

Northern Mariana Islands–0.05%
Northern Mariana Islands (Commonwealth of); Series 2007 B, Ref. GO Bonds	5.00%	10/01/2022	475	473,005

Total Municipal Obligations (Cost $866,852,274)				912,712,322

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Rochester® AMT-Free New York Municipal Fund

	Shares	Value

Common Stocks & Other Equity Interests–0.34%
New York–0.34%
CMS Liquidating Trust; (Cost $9,920,000)(b)(m)	3,100	$3,100,000

TOTAL INVESTMENTS IN SECURITIES(n)-101.57% (Cost $876,772,274)		915,812,322

FLOATING RATE NOTE OBLIGATIONS-(3.00)%
Notes with interest and fee rates ranging from 0.57% to 0.58% at 08/31/2021 and contractual maturities of collateral ranging from 02/15/2042 to 11/15/2057 (See Note 1K)(o)		(27,060,000)

OTHER ASSETS LESS LIABILITIES-1.43%		12,890,780

NET ASSETS-100.00%		$901,643,102

Investment Abbreviations:

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
CPI	- Consumer Price Index
Ctfs.	- Certificates
FGIC	- Financial Guaranty Insurance Company
GO	- General Obligation
INS	- Insurer
LOC	- Letter of Credit
NATL	- National Public Finance Guarantee Corp.
RB	- Revenue Bonds
Ref.	- Refunding
SGI	- Syncora Guarantee, Inc.

Notes to Schedule of Investments:

(a)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2021 was $36,566,210, which represented 4.06% of the Fund’s Net Assets.

(b)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2021 was $54,629,454, which represented 6.06% of the Fund’s Net Assets.

(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Zero coupon bond issued at a discount.
(g)	Restricted security. The aggregate value of these securities at August 31, 2021 was $14,680,643, which represented 1.63% of the Fund’s Net Assets.
(h)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1K.
(i)	Principal and/or interest payments are secured by the bond insurance company listed.
(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2021.
(k)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(l)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(m)	Non-income producing security.
(n)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(o)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2021. At August 31, 2021, the Fund’s investments with a value of $50,733,930 are held by TOB Trusts and serve as collateral for the $27,060,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2021

Revenue Bonds	93.1%

General Obligation Bonds	3.7

Pre-Refunded Bonds	3.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Rochester® AMT-Free New York Municipal Fund

Statement of Assets and Liabilities

August 31, 2021

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $876,772,274)	$915,812,322

Cash	3,753,329

Receivable for:
Investments sold	110,000

Fund shares sold	1,312,878

Interest	9,229,427

Investments matured, at value (Cost $1,127,675)	458,932

Investment for trustee deferred compensation and retirement plans	85,943

Other assets	168,486

Total assets	930,931,317

Liabilities:
Floating rate note obligations	27,060,000

Payable for:
Dividends	896,863

Fund shares reacquired	831,540

Accrued fees to affiliates	250,450

Accrued interest expense	12,264

Accrued trustees’ and officers’ fees and benefits	43,713

Accrued other operating expenses	107,442

Trustee deferred compensation and retirement plans	85,943

Total liabilities	29,288,215

Net assets applicable to shares outstanding	$901,643,102

Net assets consist of:
Shares of beneficial interest	$960,819,931

Distributable earnings (loss)	(59,176,829)

$901,643,102

Net Assets:
Class A	$774,259,845

Class C	$25,554,227

Class Y	$101,818,598

Class R6	$10,432

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	63,076,827

Class C	2,081,218

Class Y	8,283,084

Class R6	849

Class A:
Net asset value per share	$12.27

Maximum offering price per share (Net asset value of $12.27 ÷ 95.75%)	$12.81

Class C:
Net asset value and offering price per share	$12.28

Class Y:
Net asset value and offering price per share	$12.29

Class R6:
Net asset value and offering price per share	$12.29

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Rochester® AMT-Free New York Municipal Fund

Statement of Operations

For the six months ended August 31, 2021

(Unaudited)

Investment income:
Interest	$15,267,029

Expenses:
Advisory fees	2,188,816

Administrative services fees	62,956

Custodian fees	1,812

Distribution fees:
Class A	923,694

Class C	129,785

Interest, facilities and maintenance fees	286,428

Transfer agent fees – A, C and Y	257,866

Transfer agent fees – R6	4

Trustees’ and officers’ fees and benefits	20,439

Registration and filing fees	33,728

Reports to shareholders	18,652

Professional services fees	85,321

Other	10,758

Total expenses	4,020,259

Less: Expenses reimbursed and/or expense offset arrangement(s)	(178)

Net expenses	4,020,081

Net investment income	11,246,948

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities	(1,144,364)

Change in net unrealized appreciation of unaffiliated investment securities	27,445,285

Net realized and unrealized gain	26,300,921

Net increase in net assets resulting from operations	$37,547,869

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Rochester® AMT-Free New York Municipal Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2021 and the year ended February 28, 2021

(Unaudited)

	August 31,	February 28,
	2021	2021

Operations:
Net investment income	$11,246,948	$25,098,724

Net realized gain (loss)	(1,144,364)	6,056,942

Change in net unrealized appreciation (depreciation)	27,445,285	(43,366,155)

Net increase (decrease) in net assets resulting from operations	37,547,869	(12,210,489)

Distributions to shareholders from distributable earnings:
Class A	(11,380,583)	(22,872,728)

Class C	(280,358)	(874,074)

Class Y	(1,521,393)	(2,649,600)

Class R6	(167)	(1,302)

Total distributions from distributable earnings	(13,182,501)	(26,397,704)

Share transactions–net:
Class A	(13,983,741)	(27,216,830)

Class C	(1,256,295)	(21,758,434)

Class Y	13,127,661	5,447,718

Class R6	–	(60,807)

Net increase (decrease) in net assets resulting from share transactions	(2,112,375)	(43,588,353)

Net increase (decrease) in net assets	22,252,993	(82,196,546)

Net assets:
Beginning of period	879,390,109	961,586,655

End of period	$901,643,102	$879,390,109

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Rochester® AMT-Free New York Municipal Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 08/31/21	$11.94	$0.15	$0.36	$0.51	$(0.18)	$12.27	4.28	%(d)	$774,260	0.90	%(d)(e)	0.90	%(d)(e)	0.83	%(d)(e)	2.47	%(d)(e)	5%
Year ended 02/28/21	12.41	0.34	(0.45)	(0.11)	(0.36)	11.94	(0.81	)(d)	767,102	0.95	(d)	0.97	(d)	0.83	(d)	2.89	(d)	15
Five months ended 02/29/20	12.03	0.15	0.38	0.53	(0.15)	12.41	4.43		827,596	1.02	(e)	1.02	(e)	0.83	(e)	2.98	(e)	11
Year ended 09/30/19	11.26	0.45	0.67	1.12	(0.35)	12.03	10.11		807,767	1.17		1.17		0.85		3.86		15
Year ended 09/30/18	11.11	0.39	0.09	0.48	(0.33)	11.26	4.46		739,216	1.28		1.28		0.92		3.58		15
Year ended 09/30/17	11.52	0.39	(0.38)	0.01	(0.42)	11.11	0.08		872,008	1.01		1.01		0.82		3.52		47
Year ended 09/30/16	11.08	0.47	0.53	1.00	(0.56)	11.52	9.24		995,737	1.13		1.13		1.00		4.20		34
Class C
Six months ended 08/31/21	11.95	0.11	0.35	0.46	(0.13)	12.28	3.89		25,554	1.66	(e)	1.66	(e)	1.60	(e)	1.71	(e)	5
Year ended 02/28/21	12.42	0.25	(0.45)	(0.20)	(0.27)	11.95	(1.54)		26,100	1.71		1.74		1.59		2.13		15
Five months ended 02/29/20	12.04	0.11	0.38	0.49	(0.11)	12.42	4.09		50,011	1.78	(e)	1.78	(e)	1.59	(e)	2.22	(e)	11
Year ended 09/30/19	11.26	0.36	0.68	1.04	(0.26)	12.04	9.36		51,593	1.94		1.94		1.62		3.09		15
Year ended 09/30/18	11.12	0.31	0.08	0.39	(0.25)	11.26	3.57		84,896	2.05		2.05		1.69		2.81		15
Year ended 09/30/17	11.53	0.31	(0.39)	(0.08)	(0.33)	11.12	(0.68)		104,010	1.78		1.78		1.59		2.78		47
Year ended 09/30/16	11.09	0.39	0.53	0.92	(0.48)	11.53	8.41		125,732	1.89		1.89		1.76		3.44		34
Class Y
Six months ended 08/31/21	11.96	0.17	0.35	0.52	(0.19)	12.29	4.40		101,819	0.66	(e)	0.66	(e)	0.60	(e)	2.71	(e)	5
Year ended 02/28/21	12.43	0.37	(0.45)	(0.08)	(0.39)	11.96	(0.57)		86,177	0.71		0.73		0.59		3.13		15
Five months ended 02/29/20	12.05	0.16	0.38	0.54	(0.16)	12.43	4.52		83,905	0.78	(e)	0.78	(e)	0.59	(e)	3.22	(e)	11
Year ended 09/30/19	11.27	0.47	0.68	1.15	(0.37)	12.05	10.45		72,698	0.93		0.93		0.61		4.09		15
Year ended 09/30/18	11.13	0.42	0.08	0.50	(0.36)	11.27	4.61		59,045	1.05		1.05		0.69		3.82		15
Year ended 09/30/17	11.54	0.41	(0.38)	0.03	(0.44)	11.13	0.32		69,378	0.78		0.78		0.59		3.69		47
Year ended 09/30/16	11.09	0.49	0.55	1.04	(0.59)	11.54	9.58		59,503	0.89		0.89		0.76		4.40		34
Class R6
Six months ended 08/31/21	11.96	0.17	0.36	0.53	(0.20)	12.29	4.42		10	0.60	(e)	0.67	(e)	0.53	(e)	2.77	(e)	5
Year ended 02/28/21	12.41	0.38	(0.43)	(0.05)	(0.40)	11.96	(0.31)		10	0.62		0.72		0.49		3.22		15
Five months ended 02/29/20	12.03	0.17	0.38	0.55	(0.17)	12.41	4.56		74	0.68	(e)	0.78	(e)	0.59	(e)	3.32	(e)	11
Period ended 09/30/19(f)	11.78	0.18	0.20	0.38	(0.13)	12.03	3.25		10	0.81	(e)	0.87	(e)	0.55	(e)	4.20	(e)	15

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for Class A for the six months ended August 31, 2021 and the year ended February 28, 2021.

(e)	Annualized.
(f)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Rochester® AMT-Free New York Municipal Fund

Notes to Financial Statements

August 31, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Rochester® AMT-Free New York Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek tax-free income.

The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to

19	Invesco Rochester® AMT-Free New York Municipal Fund

shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Interest, Facilities and Maintenance Fees - Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.

H.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Purchased on a When-Issued and Delayed Delivery Basis - The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

K.

Floating Rate Note Obligations - The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

20	Invesco Rochester® AMT-Free New York Municipal Fund

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

L.

Other Risks - The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.

There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.

M.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate

Up to $200 million	0.600%

Next $100 million	0.550%

Next $200 million	0.500%

Next $250 million	0.450%

Next $250 million	0.400%

Next $4 billion	0.350%

Over $5 billion	0.330%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended August 31, 2021, the effective advisory fee rate incurred by the Fund was 0.48%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Effective June 1, 2021 through at least June 30, 2022, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to June 1, 2021, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 0.83%, 1.59%, 0.59% and 0.49%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

The Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended August 31, 2021, the Adviser waived advisory fees of $0 and reimbursed class level expenses of $0, $0, $0 and $4 of Class A, Class C, Class Y and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

21	Invesco Rochester® AMT-Free New York Municipal Fund

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2021, IDI advised the Fund that IDI retained $11,106 in front-end sales commissions from the sale of Class A shares and $332 and $413 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 -

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$912,712,222	$100	$912,712,322

Common Stocks & Other Equity Interests	–	–	3,100,000	3,100,000

Total Investments in Securities	–	912,712,222	3,100,100	915,812,322

Other Investments - Assets

Investments Matured	–	458,931	1	458,932

Total Investments	$–	$913,171,153	$3,100,101	$916,271,254

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $174.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances and Borrowings

The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Funds in a committed secured borrowing facility that permits borrowings up to $1.0 billion, collectively by certain Funds, and which will expire on February 24, 2022. The revolving credit and security agreement is secured by the assets of the Fund.

During the six months ended August 31, 2021, the average daily balance of borrowing under the revolving credit and security agreement was $528,804 with an average interest rate of 0.10%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed

22	Invesco Rochester® AMT-Free New York Municipal Fund

upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2021 were $26,920,000 and 0.62%, respectively.

The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2021, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$27,683,266	$77,342,620	$105,025,886

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2021 was $43,804,337 and $45,519,244, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$59,804,073

Aggregate unrealized (depreciation) of investments	(28,196,898)

Net unrealized appreciation of investments	$31,607,175

Cost of investments for tax purposes is $884,664,079.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	August 31, 2021(a)		February 28, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	1,080,487	$13,217,948	2,489,460	$29,250,856

Class C	185,926	2,280,129	155,368	1,825,903

Class Y	1,486,527	18,109,716	1,805,419	21,220,791

Issued as reinvestment of dividends:
Class A	542,224	6,634,936	1,161,740	13,523,135

Class C	16,233	198,670	48,354	561,065

Class Y	75,024	919,808	133,721	1,559,794

Class R6	-	-	76	862

Automatic conversion of Class C shares to Class A shares:
Class A	197,334	2,411,292	1,430,514	16,991,009

Class C	(197,259)	(2,411,292)	(1,429,612)	(16,991,009)

Reacquired:
Class A	(2,970,952)	(36,247,917)	(7,548,187)	(86,981,830)

Class C	(108,180)	(1,323,802)	(617,502)	(7,154,393)

Class Y	(483,626)	(5,901,863)	(1,486,507)	(17,332,867)

Class R6	-	-	(5,212)	(61,669)

Net increase (decrease) in share activity	(176,262)	$(2,112,375)	(3,862,368)	$(43,588,353)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

23	Invesco Rochester® AMT-Free New York Municipal Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2021 through August 31, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(03/01/21)	(08/31/21)[1]	Period[2]	(08/31/21)	Period[2]	Ratio
Class A	$1,000.00	$1,042.80	$4.63	$1,020.67	$4.58	0.90%
Class C	1,000.00	1,038.90	8.53	1,016.84	8.44	1.66
Class Y	1,000.00	1,044.00	3.40	1,021.88	3.36	0.66
Class R6	1,000.00	1,044.20	3.09	1,022.18	3.06	0.60

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2021 through August 31, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

24	Invesco Rochester® AMT-Free New York Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Rochester® AMT-Free New York Municipal Fund’s (formerly, Invesco Oppenheimer Rochester® AMT-Free New York Municipal Fund) (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

  The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco

Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

  The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

  The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Bloomberg Barclays Municipal Bond Index (Index). The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board noted that security selection in and underweight allocation to certain sectors and security selection in AA-rated bonds negatively affected Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a

25	Invesco Rochester® AMT-Free New York Municipal Fund

particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was the same as the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual management fees and total expense ratio were in the fifth and fourth quintile, respectively, of its expense group and discussed with management reasons for such relative actual management fees and total expenses including any impact on the Fund’s relative rankings were it to increase in size and benefit from the Fund’s contractual breakpoints at higher asset levels.

  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

  The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

  The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

  The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

26	Invesco Rochester® AMT-Free New York Municipal Fund

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Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-07890 and 033-66242	Invesco Distributors, Inc.	O-ROAFNYM-SAR-1

Semiannual Report to Shareholders	August 31, 2021

Invesco Rochester® Limited Term New York Municipal Fund

Nasdaq:

A: LTNYX ∎ C: LTNCX ∎ Y: LTBYX ∎ R6: IORMX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

20	Financial Statements

23	Financial Highlights

24	Notes to Financial Statements

29	Fund Expenses

30	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/21 to 8/31/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	2.47%
Class C Shares	2.10
Class Y Shares	2.60
Class R6 Shares	2.62
Bloomberg 5 Year Municipal Bond Index▼	1.52
U.S. Consumer Price Index∎	4.01

Source(s): ▼RIMES Technologies Corp.; ∎Bloomberg LP

The Bloomberg 5 Year Municipal Bond Index is an unmanaged index of fixed-rate, investment-grade municipal securities with maturities of four to six years.

The U.S. Consumer Price Index is a measure of change in consumer prices as determined by the U.S. Bureau of Labor Statistics.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

     Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                     Invesco Rochester® Limited Term New York Municipal Fund

Average Annual Total Returns
As of 8/31/21, including maximum applicable sales charges

Class A Shares
Inception (9/18/91)	4.40%
10 Years	2.60
5 Years	2.89
1 Year	1.28

Class C Shares
Inception (5/1/97)	3.65%
10 Years	2.23
5 Years	2.67
1 Year	2.19

Class Y Shares
Inception (3/30/11)	3.43%
10 Years	3.12
5 Years	3.68
1 Year	4.20

Class R6 Shares
10 Years	2.91%
5 Years	3.56
1 Year	4.26

Effective May 24, 2019, Class A, Class C and Class Y shares of the Oppenheimer Rochester Limited Term New York Municipal Fund, (the predecessor fund), were reorganized into Class A, Class C and Class Y shares, respectively, of the Invesco Oppenheimer Rochester® Limited Term New York Municipal Fund. The Fund was subsequently renamed the Invesco Rochester® Limited Term New York Municipal Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, and Class Y shares are those for Class A, Class C and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R6 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 2.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC)

for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                     Invesco Rochester® Limited Term New York Municipal Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid

Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4                     Invesco Rochester® Limited Term New York Municipal Fund

Schedule of Investments

August 31, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–97.95%
New York–86.81%
Albany (County of), NY Airport Authority;
Series 2018 A, RB	5.00%	12/15/2035	$745	$ 932,450
Series 2018 A, RB	5.00%	12/15/2036	780	974,592
Series 2018 A, RB	5.00%	12/15/2037	820	1,021,975
Series 2018 A, RB	5.00%	12/15/2038	500	621,864
Series 2018 B, RB(a)	5.00%	12/15/2030	240	303,515
Series 2018 B, RB(a)	5.00%	12/15/2031	300	378,038
Series 2018 B, RB(a)	5.00%	12/15/2032	320	401,613
Albany Capital Resource Corp. (Albany Law School of Union University);
Series 2017 A, Ref. RB	5.00%	07/01/2029	1,500	1,790,915
Series 2017 A, Ref. RB	5.00%	07/01/2031	1,520	1,795,428
Albany Capital Resource Corp. (College Saint Rose (The)); Series 2011 A, RB	5.63%	07/01/2031	1,475	1,478,015
Albany Capital Resource Corp. (Empire Commons Student Housing, Inc.);
Series 2016 A, Ref. RB	5.00%	05/01/2024	400	448,818
Series 2016 A, Ref. RB	5.00%	05/01/2025	300	348,950
Series 2016 A, Ref. RB	5.00%	05/01/2026	300	360,618
Amherst Development Corp. (Daemen College);
Series 2018, Ref. RB	5.00%	10/01/2027	655	771,071
Series 2018, Ref. RB	5.00%	10/01/2028	690	824,510
Series 2018, Ref. RB	5.00%	10/01/2029	730	865,431
Series 2018, Ref. RB	5.00%	10/01/2030	760	895,534
Series 2018, Ref. RB	5.00%	10/01/2031	805	942,814
Series 2018, Ref. RB	5.00%	10/01/2043	540	613,202
Brookhaven Local Development Corp. (Jefferson’s Ferry);
Series 2016, Ref. RB	5.25%	11/01/2027	500	612,003
Series 2016, Ref. RB	5.25%	11/01/2028	1,000	1,221,173
Series 2016, Ref. RB	5.25%	11/01/2029	1,000	1,218,346
Series 2016, Ref. RB	5.25%	11/01/2030	650	790,092
Series 2016, Ref. RB	5.25%	11/01/2031	650	788,265
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2016 A, Ref. RB (INS - AGM)(b)	4.00%	07/15/2029	1,750	2,004,391
Broome County Local Development Corp. (United Health Services Hospital);
Series 2020, Ref. RB (INS - AGM)(b)	4.00%	04/01/2038	1,500	1,768,955
Series 2020, Ref. RB (INS - AGM)(b)	4.00%	04/01/2040	2,900	3,403,918
Buffalo & Erie County Industrial Land Development Corp. (Global Concepts Charter School Program);
Series 2018, Ref. RB	5.00%	10/01/2026	150	180,053
Series 2018, Ref. RB	5.00%	10/01/2027	150	184,525
Series 2018, Ref. RB	5.00%	10/01/2028	165	207,340
Series 2018, Ref. RB	5.00%	10/01/2029	175	218,533
Series 2018, Ref. RB	5.00%	10/01/2030	200	247,562
Series 2018, Ref. RB	5.00%	10/01/2031	200	246,492
Build NYC Resource Corp. (Academic Leadership Charter School); Series 2021, RB	4.00%	06/15/2036	365	418,135
Build NYC Resource Corp. (Bronx Lighthouse Charter School);
Series 2018, RB	4.00%	06/01/2028	1,290	1,417,962
Series 2018, RB	5.00%	06/01/2033	1,190	1,357,175
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(a)(c)	5.25%	12/31/2033	5,000	5,530,547
Build NYC Resource Corp. (Children’s Aid Society (The));
Series 2019, RB	4.00%	07/01/2036	125	147,723
Series 2019, RB	4.00%	07/01/2037	150	176,658
Series 2019, RB	4.00%	07/01/2038	150	176,139
Build NYC Resource Corp. (Consortium for Worker Education, Inc.); Series 2020, RB(c)	5.00%	12/01/2039	2,040	2,246,709

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                     Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Build NYC Resource Corp. (Manhattan College);
Series 2017, Ref. RB	5.00%	08/01/2025	$465	$ 543,557
Series 2017, Ref. RB	5.00%	08/01/2028	600	737,541
Series 2017, Ref. RB	5.00%	08/01/2030	1,140	1,388,824
Series 2017, Ref. RB	3.00%	08/01/2031	1,000	1,082,502
Series 2017, Ref. RB	5.00%	08/01/2032	635	769,115
Build NYC Resource Corp. (New Dawn Charter Schools); Series 2019, RB(c)	5.00%	02/01/2033	1,265	1,378,120
Build NYC Resource Corp. (NY Preparatory Charter School); Series 2021 A, RB	4.00%	06/15/2031	325	365,660
Build NYC Resource Corp. (Royal Charter Properties, Inc. - New York & Presbyterian Hospital Leasehold); Series 2012, RB (INS - AGM)(b)	4.75%	12/15/2026	2,000	2,093,267
Build NYC Resource Corp. (Wagner College Program);
Series 2012, RB (INS - AGM)(b)	5.00%	07/01/2024	1,395	1,446,806
Series 2012, RB (INS - AGM)(b)	5.00%	07/01/2025	1,705	1,766,834
Series 2012, RB (INS - AGM)(b)	5.00%	07/01/2026	1,650	1,708,771
Series 2012, RB (INS - AGM)(b)	5.00%	07/01/2028	1,705	1,765,761
Build NYC Resource Corp. (YMCA of Greater New York);
Series 2012, RB(d)(e)	5.00%	08/01/2022	1,000	1,044,370
Series 2012, RB(d)(e)	5.00%	08/01/2022	500	522,185
Cattaraugus (County of), NY (St. Bonaventure University);
Series 2016 A, Ref. RB	5.00%	05/01/2022	345	355,685
Series 2016 A, Ref. RB	5.00%	05/01/2023	365	393,123
Series 2016 A, Ref. RB	5.00%	05/01/2024	380	425,486
Series 2016 A, Ref. RB	5.00%	05/01/2025	400	463,427
Series 2016 A, Ref. RB	5.00%	05/01/2026	415	495,661
Series 2016 A, Ref. RB	5.00%	05/01/2027	445	528,681
Series 2016 A, Ref. RB	5.00%	05/01/2028	465	549,112
Series 2016 A, Ref. RB	5.00%	05/01/2029	485	569,229
City of Geneva Development Corp. (Hobart & William Smith Colleges); Series 2012, Ref. RB(d)(e)	5.00%	09/01/2022	500	524,156
Dutchess County Local Development Corp. (Anderson Center Services, Inc.); Series 2010, RB(d)(e)	6.00%	10/01/2021	2,330	2,340,856
Dutchess County Local Development Corp. (Health Quest Systems, Inc.); Series 2016 B, RB	5.00%	07/01/2030	8,600	10,312,466
Dutchess County Local Development Corp. (Vassar College); Series 2020, Ref. RB	5.00%	07/01/2045	8,710	11,190,011
Elmira (City of), NY;
Series 2020, GO Bonds	5.00%	07/01/2026	1,000	1,108,670
Series 2020, GO Bonds	5.00%	07/01/2035	1,500	1,895,060
Erie (County of), NY;
Series 2012 A, GO Bonds(d)(e)	5.00%	04/01/2022	525	539,989
Series 2012 A, GO Bonds(d)(e)	5.00%	04/01/2022	600	617,130
Series 2012 A, GO Bonds(d)(e)	5.00%	04/01/2022	500	514,126
Series 2012 A, GO Bonds(d)(e)	5.00%	04/01/2022	700	719,985
Erie (County of), NY Industrial Development Agency (The); Series 2012, RB	5.00%	05/01/2023	1,000	1,032,433
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2031	29,630	29,673,227
Essex County Capital Resource Corp. (North Country Community College Association, Inc.);
Series 2017, Ref. RB	5.00%	06/01/2022	75	77,355
Series 2017, Ref. RB	5.00%	06/01/2024	155	167,795
Series 2017, Ref. RB	5.00%	06/01/2026	175	198,336
Series 2017, Ref. RB	5.00%	06/01/2027	100	116,819
Series 2017, Ref. RB	5.00%	06/01/2028	100	115,923
Series 2017, Ref. RB	5.00%	06/01/2031	320	363,581
Series 2017, Ref. RB	5.00%	06/01/2035	255	286,401
Essex County Capital Resource Corp. (North Country Community College Foundation, Inc.);
Series 2017, Ref. RB	5.00%	06/01/2022	235	242,379
Series 2017, Ref. RB	5.00%	06/01/2023	250	268,160
Series 2017, Ref. RB	5.00%	06/01/2024	255	282,219
Series 2017, Ref. RB	5.00%	06/01/2025	270	308,169

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                     Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Franklin (County of), NY Solid Waste Management Authority;
Series 2012, RB	5.00%	06/01/2027	$835	$ 861,980
Series 2015 A, RB(a)	5.00%	06/01/2023	270	290,791
Series 2015 A, RB(a)	5.00%	06/01/2024	285	319,384
Series 2019, RB(a)	4.00%	06/01/2022	810	830,582
Series 2019, RB(a)	4.00%	06/01/2023	845	895,400
Series 2019, RB(a)	4.00%	06/01/2024	875	956,747
Franklin County Civic Development Corp. (North Country Community College Foundation, Inc.);
Series 2017, Ref. RB	5.00%	06/01/2022	180	185,652
Series 2017, Ref. RB	5.00%	06/01/2023	185	198,438
Series 2017, Ref. RB	5.00%	06/01/2024	195	215,815
Series 2017, Ref. RB	5.00%	06/01/2025	205	233,980
Glen Cove Local Economic Assistance Corp. (Tiegerman School); Series 2018 A, RB (Acquired 06/26/2018; Cost $1,360,000)(c)(f)	4.75%	07/01/2028	1,360	1,459,132
Hempstead Town Local Development Corp. (Molloy College);
Series 2017, Ref. RB	5.00%	07/01/2029	200	241,644
Series 2017, Ref. RB	5.00%	07/01/2030	170	204,145
Series 2017, Ref. RB	5.00%	07/01/2031	150	179,388
Series 2017, Ref. RB	5.00%	07/01/2032	275	328,088
Hudson Yards Infrastructure Corp.;
Series 2011, RB	5.25%	02/15/2047	4,615	4,632,921
Series 2012 A, RB	5.75%	02/15/2047	10,995	11,044,666
Series 2017 A, Ref. RB	5.00%	02/15/2038	2,125	2,554,803
Long Island (City of), NY Power Authority;
Series 2012 B, RB	5.00%	09/01/2026	17,170	17,997,997
Series 2012 B, RB	5.00%	09/01/2027	10,000	10,481,203
Series 2012 B, RB	5.00%	09/01/2029	15,115	15,840,778
Series 2016 B, Ref. RB	5.00%	09/01/2034	6,635	7,990,155
Series 2018, RB	5.00%	09/01/2035	11,000	14,052,192
Series 2020 A, Ref. RB	4.00%	09/01/2039	1,650	1,987,406
Series 2020 A, Ref. RB	4.00%	09/01/2040	215	258,183
Metropolitan Transportation Authority;
Series 2002 D-1, Ref. RB	5.00%	11/01/2025	4,000	4,212,244
Series 2002 D-1, Ref. RB	5.00%	11/01/2028	5,075	5,329,399
Series 2011 C, Ref. RB	5.00%	11/15/2022	680	686,673
Series 2011 D, RB(d)(e)	5.00%	11/15/2021	5,000	5,049,760
Series 2012 A, Ref. RB	5.00%	11/15/2028	260	274,830
Series 2012 B, RB	4.25%	11/15/2039	500	520,474
Series 2012 C, Ref. RB(d)(e)	5.00%	11/15/2022	4,015	4,251,421
Series 2012 C, Ref. RB(d)(e)	5.00%	11/15/2022	2,865	3,033,704
Series 2012 C, Ref. RB(d)(e)	5.00%	11/15/2022	1,435	1,519,499
Series 2012 C, Ref. RB	5.00%	11/15/2029	7,135	7,503,448
Series 2012 C, Ref. RB	5.00%	11/15/2030	3,565	3,748,739
Series 2012 F, Ref. RB	5.00%	11/15/2025	2,840	3,001,143
Series 2012 F, Ref. RB	5.00%	11/15/2030	20,240	21,283,164
Metropolitan Transportation Authority (Green Bonds); Series 2017 B-2, Ref. RB	5.00%	11/15/2034	1,875	2,326,334
Monroe County Industrial Development Corp. (Highland Hospital of Rochester); Series 2015, Ref. RB	5.00%	07/01/2026	350	404,558
Monroe County Industrial Development Corp. (Nazareth College of Rochester);
Series 2011, RB(d)(e)	5.00%	10/01/2021	200	200,774
Series 2017, Ref. RB	4.00%	10/01/2034	600	681,336
Monroe County Industrial Development Corp. (Rochester General Hospital (The));
Series 2013 A, Ref. RB	5.00%	12/01/2026	400	423,269
Series 2013 A, Ref. RB	5.00%	12/01/2027	345	364,906
Series 2013 A, Ref. RB	5.00%	12/01/2028	1,315	1,390,575
Monroe County Industrial Development Corp. (Rochester Regional Health);
Series 2020, Ref. RB	5.00%	12/01/2032	535	703,379
Series 2020, Ref. RB	5.00%	12/01/2033	1,815	2,377,756
Series 2020, Ref. RB	5.00%	12/01/2034	1,000	1,305,994

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                     Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	4.00%	01/01/2030	$1,415	$ 1,573,269
Monroe County Industrial Development Corp. (St. John Fisher College); Series 2012 A, Ref. RB	5.00%	06/01/2023	615	635,590
Nassau (County of), NY;
Series 2016 C, GO Bonds	5.00%	04/01/2029	3,160	3,779,143
Series 2017 B, GO Bonds	5.00%	04/01/2031	365	444,616
Series 2018 B, GO Bonds (INS - AGM)(b)	5.00%	07/01/2036	5,850	7,291,508
Series 2018 B, GO Bonds (INS - AGM)(b)	5.00%	07/01/2038	5,450	6,775,438
Series 2018 B, GO Bonds (INS - AGM)(b)	5.00%	07/01/2039	4,775	5,924,117
Series 2019 B, Ref. GO Bonds (INS - AGM)(b)	5.00%	04/01/2039	2,895	3,701,044
Series 2019 B, Ref. GO Bonds (INS - AGM)(b)	5.00%	04/01/2040	3,950	5,035,507
Series 2021 A, GO Bonds (INS - AGM)(b)	4.00%	04/01/2040	5,725	6,938,172
Series 2021 A, GO Bonds (INS - AGM)(b)	4.00%	04/01/2041	5,960	7,196,080
Series 2021 A, GO Bonds (INS - AGM)(b)	4.00%	04/01/2042	6,205	7,463,098
Series 2021 A, GO Bonds (INS - AGM)(b)	4.00%	04/01/2043	6,460	7,746,003
Nassau (County of), NY Industrial Development Agency;
Series 2007 A-A, RB	5.95%	11/01/2022	140	140,166
Series 2007 A-C, RB	5.95%	11/01/2022	110	109,617
Series 2007 A-F, RB	5.95%	11/01/2022	120	119,518
Series 2007 A-G, RB	6.15%	11/01/2022	295	294,073
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group); Series 2014, Ref. RB	5.00%	07/01/2032	660	738,950
Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.); Series 2018 A-2, Ref. RB	4.70%	12/01/2028	1,545	1,558,351
Nassau County Local Economic Assistance Corp. (South Nassau Communities Hospital); Series 2012, Ref. RB	5.00%	07/01/2027	5,690	5,865,324
Nassau County Local Economic Assistance Corp. (Winthrop-University Hospital Association); Series 2012, Ref. RB(d)(e)	5.00%	07/01/2022	4,500	4,683,396
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, RB	5.25%	06/01/2026	2,000	2,059,002
Nassau Health Care Corp.;
Series 2009, Ref. RB	5.00%	08/01/2028	5,250	6,678,224
Series 2009, Ref. RB	5.00%	08/01/2029	5,595	7,268,372
New Rochelle (City of), NY (70 Nardozzi/City DPW); Series 2018 A-1, RB(c)	4.20%	08/01/2028	3,080	2,982,811
New Rochelle (City of), NY (Iona College);
Series 2015 A, Ref. RB	5.00%	07/01/2025	325	378,067
Series 2015 A, Ref. RB	5.00%	07/01/2029	1,100	1,254,155
New Rochelle (City of), NY Industrial Development Agency (College of New Rochelle); Series 1999, Ref. RB (Acquired 08/15/2011; Cost $4,111,473)(f)(g)	5.25%	07/01/2027	4,111	82,229
New York & New Jersey (States of) Port Authority;
Series 2012 172, RB(a)	5.00%	10/01/2025	10,755	11,061,116
Series 2012 172, RB(a)	5.00%	10/01/2028	10,000	10,278,070
Series 2012 172, RB(a)	5.00%	10/01/2030	13,075	13,437,797
Series 2012 172, RB(a)	5.00%	10/01/2034	2,050	2,106,516
Series 2012, RB	4.00%	12/01/2023	725	745,904
Series 2012, RB	4.00%	12/01/2025	1,215	1,249,711
Series 2012, RB(a)	5.00%	10/01/2027	735	755,657
Series 2012, RB	4.50%	07/15/2031	220	223,547
Series 2012, RB	4.00%	12/01/2031	720	740,465
Series 2012, RB	4.50%	07/15/2036	1,500	1,523,082
Series 2012, RB	4.00%	07/15/2037	1,000	1,012,979
Series 2012, RB	4.00%	07/15/2038	200	202,564
Series 2014 185, Ref. RB(a)	5.00%	09/01/2026	12,500	14,222,406
Series 2014 186, Ref. RB(a)	5.00%	10/15/2031	3,775	4,267,932
Series 2017 202, Ref. RB(a)	5.00%	04/15/2037	12,235	14,703,786
Series 2017 206, Ref. RB(a)	5.00%	11/15/2042	5,000	6,096,341
Series 2018 207, Ref. RB(a)	5.00%	09/15/2030	3,385	4,232,157
Series 2018 207, Ref. RB(a)	5.00%	09/15/2032	1,555	1,932,491
Series 2019 217, RB	4.00%	11/01/2039	3,750	4,450,151
Series 2019 218, RB(a)	5.00%	11/01/2039	9,000	11,297,218

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                     Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY;
Series 1990 I, GO Bonds	7.75%	08/15/2027	$45	$ 46,559
Series 1996 J, GO Bonds	6.00%	02/15/2024	5	5,024
Series 1996 J, GO Bonds	5.50%	02/15/2026	5	5,022
Series 1996 J, GO Bonds (INS - FGIC)(b)	5.50%	02/15/2026	10	10,044
Series 1997 C, GO Bonds (INS - NATL)(b)	5.50%	11/15/2037	10	10,044
Series 2002 D, GO Bonds	5.50%	06/01/2028	5	5,022
Series 2004 B, GO Bonds	5.13%	08/01/2022	5	5,020
Series 2005 O, GO Bonds	5.00%	06/01/2023	5	5,020
Series 2012 B, GO Bonds	5.00%	08/01/2024	500	522,431
Series 2012 B, GO Bonds	5.00%	08/01/2025	325	339,580
Series 2012 E, Ref. GO Bonds	5.00%	08/01/2024	4,140	4,224,214
Series 2012 EE, RB	5.25%	06/15/2030	5,960	6,200,811
Series 2012 EE, RB	5.00%	06/15/2034	2,140	2,222,089
Series 2012 F, Ref. GO Bonds	5.00%	08/01/2024	1,170	1,193,800
Series 2012 F, Ref. GO Bonds	5.00%	08/01/2026	500	510,171
Series 2012 F, Ref. GO Bonds	5.00%	08/01/2028	3,710	3,784,681
Series 2012 F, Ref. GO Bonds	5.00%	08/01/2030	1,410	1,437,845
Series 2012 F, Ref. GO Bonds	5.00%	08/01/2031	400	407,866
Series 2012 I, GO Bonds(d)(e)	5.00%	08/01/2022	2,000	2,089,685
Series 2012 I, GO Bonds	5.00%	08/01/2025	1,055	1,102,328
Series 2013 D, GO Bonds	5.00%	08/01/2026	22,970	24,524,936
Series 2013 D, GO Bonds	5.00%	08/01/2027	26,090	27,852,288
Series 2013 E, GO Bonds(d)(e)	5.00%	02/01/2023	105	112,236
Series 2013 E, GO Bonds	5.00%	08/01/2026	18,760	20,029,943
Series 2013 E, GO Bonds	5.00%	08/01/2027	28,580	30,510,479
Series 2013 EE, RB	5.00%	06/15/2035	90	97,621
Series 2017, Ref. RB	5.00%	06/15/2038	15,000	18,354,198
Series 2018 DD-2, Ref. RB	5.00%	06/15/2040	4,000	4,957,324
Series 2019 CC-1, RB	4.00%	06/15/2038	4,705	5,666,520
Series 2020 FF, Ref. RB	4.00%	06/15/2041	7,150	8,454,387
New York (City of), NY Educational Construction Fund;
Series 2021 A, Ref. RB	4.00%	04/01/2039	6,560	7,878,639
Series 2021 A, Ref. RB	4.00%	04/01/2040	6,825	8,164,168
Series 2021 A, Ref. RB	4.00%	04/01/2041	7,095	8,469,381
New York (City of), NY Industrial Development Agency (2002 Rosco, Inc.); Series 2002, IDR(a)	5.63%	06/01/2022	350	350,921
New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2006, RB (CPI Rate + 0.84%), (INS - FGIC)(b)(h)	6.23%	03/01/2022	8,655	8,730,404
Series 2006, RB (CPI Rate + 0.85%), (INS - NATL)(b)(h)	6.22%	03/01/2023	6,550	6,712,211
Series 2006, RB (CPI Rate + 0.86%), (INS - NATL)(b)(h)	6.23%	03/01/2024	195	202,447
Series 2006, RB (CPI Rate + 0.87%) (INS - FGIC)(b)(h)	6.26%	03/01/2025	200	209,552
Series 2006, RB (CPI Rate + 0.88%) (INS - FGIC)(b)(h)	6.27%	03/01/2026	985	1,038,329
Series 2006, RB (CPI Rate + 0.89%) (INS - FGIC)(b)(h)	6.28%	03/01/2027	1,000	1,056,847
Series 2020, Ref. RB (INS - AGM)(b)	4.00%	03/01/2031	2,500	3,073,961
Series 2020, Ref. RB (INS - AGM)(b)	4.00%	03/01/2032	4,205	5,153,265
Series 2020, Ref. RB (INS - AGM)(b)	4.00%	03/01/2045	7,930	9,294,882
New York (City of), NY Municipal Water Finance Authority;
Series 2012 CC, Ref. RB	5.00%	06/15/2045	340	344,733
Series 2013 BB, RB	5.00%	06/15/2047	5,000	5,310,217

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                     Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Transitional Finance Authority;
Series 2011 A, RB(d)(e)	5.00%	11/01/2021	$1,650	$ 1,663,271
Series 2011 A, RB(d)(e)	5.00%	11/01/2021	1,000	1,008,043
Series 2011 D, RB(d)(e)	5.00%	11/01/2021	3,000	3,024,130
Series 2011 D-1, RB(d)(e)	5.00%	11/01/2021	500	504,022
Series 2012 E-1, RB	5.00%	02/01/2031	2,965	3,024,810
Series 2012 S-1, RB	5.00%	07/15/2027	1,880	1,959,741
Series 2012 S-1, RB	5.00%	07/15/2028	9,300	9,693,626
Series 2012 S-1, RB	5.00%	07/15/2029	10,315	10,750,659
Series 2012 S-1, RB	5.00%	07/15/2030	11,325	11,802,299
Series 2012 S-1, RB	5.00%	07/15/2033	300	312,563
Series 2016 A-1, RB	5.00%	05/01/2037	3,085	3,684,616
Series 2016 E-1, RB	5.00%	02/01/2037	3,905	4,629,463
Series 2017 A-E-1, RB	5.00%	02/01/2038	7,980	9,685,635
Series 2018 A-1, RB	5.00%	08/01/2037	1,655	2,083,793
Series 2018 A-1, RB	5.00%	08/01/2038	10,000	12,565,883
Series 2018 A-1, RB	5.00%	08/01/2040	17,600	22,031,384
Series 2018 C-2, RB	5.00%	05/01/2038	5,000	6,238,245
Series 2018 S-3, RB	5.00%	07/15/2037	2,450	3,086,374
Series 2018 S-3, Ref. RB	5.00%	07/15/2036	15,000	18,907,881
Series 2020, RB	4.00%	05/01/2040	15,000	17,909,139
Series 2021 E-1, RB	4.00%	02/01/2043	2,150	2,562,915
Series 2021 E-1, RB	4.00%	02/01/2046	9,500	11,252,360
Series 2021 S-1, Ref. RB	4.00%	07/15/2037	5,000	6,066,978
New York (City of), NY Trust for Cultural Resources (Lincoln Center for Performing Arts);
Series 2020 A, Ref. RB	5.00%	12/01/2031	425	564,583
Series 2020 A, Ref. RB	5.00%	12/01/2032	535	706,647
Series 2020 A, Ref. RB	4.00%	12/01/2033	700	849,126
Series 2020 A, Ref. RB	4.00%	12/01/2034	950	1,145,994
Series 2020 A, Ref. RB	4.00%	12/01/2035	300	361,108
New York (County of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	2,095	2,823,862
New York (State of) Bridge Authority;
Series 2021 B, Ref. RB	5.00%	01/01/2029	1,750	2,245,063
Series 2021 B, Ref. RB	5.00%	01/01/2031	1,000	1,334,478
New York (State of) Dormitory Authority;
Series 2012 A, Ref. RB	5.00%	12/15/2024	1,045	1,110,677
Series 2012 A, Ref. RB	5.00%	12/15/2029	17,000	18,057,016
Series 2012 A, Ref. RB	5.00%	12/15/2030	1,530	1,625,131
Series 2012 B, RB	5.00%	03/15/2028	10,285	10,552,521
Series 2012 B, RB	5.00%	03/15/2033	1,000	1,025,846
Series 2012 D, RB(d)(e)	5.00%	02/15/2022	1,135	1,159,748
Series 2012 D, RB	5.00%	02/15/2025	1,205	1,231,755
Series 2012 D, RB	5.00%	02/15/2028	4,660	4,762,389
Series 2012, RB	5.00%	05/15/2026	500	517,078
Series 2015 A-1, Ref. RB(c)	4.80%	12/01/2023	1,080	1,085,014
Series 2018 A, RB	5.00%	03/15/2037	8,000	9,974,938
Series 2018 A, RB	5.00%	03/15/2038	3,500	4,358,282
Series 2018 A, RB	5.00%	07/01/2040	4,250	5,355,334
Series 2018 C, Ref. RB	5.00%	03/15/2034	14,000	17,560,042
Series 2018 C, Ref. RB	5.00%	03/15/2036	2,000	2,498,077
Series 2018 E, Ref. RB	5.00%	03/15/2037	8,000	10,120,381
Series 2018 E, Ref. RB	5.00%	03/15/2039	10,000	12,613,786
Series 2018 E, Ref. RB	5.00%	03/15/2040	5,000	6,299,506
Series 2020 D, Ref. RB	4.00%	02/15/2038	2,000	2,379,608
Series 2020 D, Ref. RB	4.00%	02/15/2039	4,415	5,278,241
New York (State of) Dormitory Authority (Brooklyn Law School); Series 2012 A, Ref. RB(d)(e)	5.00%	07/01/2022	1,255	1,305,070
New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Program - Jawonio, Inc.); Series 2017 A, RB(c)	4.63%	12/01/2027	1,300	1,272,609

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                     Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Program - United Cerebral Palsy Associations of New York State, Inc.);
Series 2017 A-1, RB(c)	4.88%	09/01/2027	$3,485	$ 3,480,494
Series 2017 A-2, Ref. RB (Acquired 10/25/2017; Cost $1,625,000)(c)(f)	4.63%	10/01/2027	1,625	1,656,964
New York (State of) Dormitory Authority (Culinary Institute of America);
Series 2012, Ref. RB	5.00%	07/01/2028	500	518,245
Series 2013, RB	6.00%	07/01/2038	1,000	1,004,037
New York (State of) Dormitory Authority (Fordham University); Series 2020, RB	4.00%	07/01/2046	2,260	2,629,604
New York (State of) Dormitory Authority (Iona College);
Series 2012 A, Ref. RB	5.00%	07/01/2022	1,110	1,153,458
Series 2012 A, Ref. RB	5.00%	07/01/2023	1,000	1,040,608
Series 2012 A, Ref. RB	5.00%	07/01/2024	1,000	1,039,875
Series 2012 A, Ref. RB	5.00%	07/01/2025	1,000	1,038,572
Series 2012 A, Ref. RB	5.00%	07/01/2026	1,000	1,036,897
Series 2012 A, Ref. RB	5.00%	07/01/2027	1,000	1,035,730
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2027	1,000	1,230,539
Series 2018 A, Ref. RB	5.00%	08/01/2028	1,000	1,257,554
Series 2018 A, Ref. RB	5.00%	08/01/2029	1,000	1,251,290
Series 2018 A, Ref. RB	5.00%	08/01/2033	4,275	5,261,665
New York (State of) Dormitory Authority (New School (The));
Series 2011, Ref. RB	5.00%	07/01/2023	3,530	3,543,177
Series 2016 A, Ref. RB	5.00%	07/01/2029	1,000	1,206,430
Series 2016 A, Ref. RB	5.00%	07/01/2030	1,800	2,160,356
New York (State of) Dormitory Authority (New York University);
Series 2021 A, Ref. RB	4.00%	07/01/2037	1,500	1,840,290
Series 2021 A, Ref. RB	4.00%	07/01/2038	2,350	2,872,790
Series 2021 A, Ref. RB	4.00%	07/01/2039	2,500	3,047,386
Series 2021 A, Ref. RB	4.00%	07/01/2040	7,000	8,504,863
New York (State of) Dormitory Authority (NYU Hospitals Center); Series 2015, Ref. RB	5.00%	07/01/2028	140	157,673
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2017, Ref. RB(c)	5.00%	12/01/2022	1,000	1,057,722
Series 2017, Ref. RB(c)	5.00%	12/01/2023	2,800	3,087,323
Series 2017, Ref. RB(c)	5.00%	12/01/2025	1,300	1,539,968
Series 2017, Ref. RB(c)	5.00%	12/01/2026	1,500	1,830,650
Series 2017, Ref. RB(c)	5.00%	12/01/2027	1,300	1,607,828
New York (State of) Dormitory Authority (Ozanam Hall of Queens Nursing Home, Inc.); Series 2006, RB (LOC - Allied Irish Banks PLC)(i)	5.00%	11/01/2021	5	5,104
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2019 A, RB	5.00%	07/01/2049	5,000	6,229,108
New York (State of) Dormitory Authority (Rockefeller University);
Series 2012 A, RB	5.00%	07/01/2037	1,560	1,621,611
Series 2012 B, RB	5.00%	07/01/2033	2,670	2,775,450
Series 2012 B, RB	5.00%	07/01/2034	2,720	2,827,425
New York (State of) Dormitory Authority (School Districts Revenue Bond Financing Program);
Series 2012 C, RB	5.00%	10/01/2026	1,025	1,076,915
Series 2012 F, Ref. RB (INS - AGM)(b)	5.00%	10/01/2025	1,675	1,761,524
Series 2012 F, Ref. RB (INS - AGM)(b)	5.00%	10/01/2027	400	420,170
Series 2012 F, Ref. RB (INS - AGM)(b)	5.00%	10/01/2028	200	210,085
Series 2012 H, Ref. RB	5.00%	10/01/2026	1,690	1,775,785
Series 2012 H, Ref. RB	5.00%	10/01/2027	500	525,324
Series 2012 H, Ref. RB	5.00%	10/01/2028	400	420,259
Series 2012 H, Ref. RB	5.00%	10/01/2029	500	525,324
Series 2013 A, RB (INS - AGM)(b)	5.00%	10/01/2026	2,740	3,006,420
Series 2013 A, RB (INS - AGM)(b)	5.00%	10/01/2027	2,485	2,726,079
Series 2013 C, RB	5.00%	10/01/2026	1,665	1,826,162
Series 2013 C, RB	5.00%	10/01/2027	1,885	2,066,629
Series 2013 E, RB (INS - AGM)(b)	5.00%	10/01/2026	3,190	3,500,175
Series 2017 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2033	1,345	1,666,648

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                     Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (St. John’s University);
Series 2012 A, RB(d)(e)	5.00%	07/01/2022	$815	$ 847,865
Series 2012 A, RB(d)(e)	5.00%	07/01/2022	180	187,259
Series 2012, RB(d)(e)	5.00%	07/01/2022	3,275	3,407,066
Series 2012, RB(d)(e)	5.00%	07/01/2022	10	10,403
Series 2012, RB	5.00%	07/01/2030	3,565	3,686,834
New York (State of) Dormitory Authority (St. Joseph’s College);
Series 2021, RB	5.00%	07/01/2022	50	51,787
Series 2021, RB	5.00%	07/01/2023	60	64,676
Series 2021, RB	5.00%	07/01/2024	100	110,949
Series 2021, RB	5.00%	07/01/2025	90	102,785
Series 2021, RB	5.00%	07/01/2026	100	117,162
Series 2021, RB	5.00%	07/01/2027	120	143,529
Series 2021, RB	5.00%	07/01/2028	75	91,390
Series 2021, RB	5.00%	07/01/2029	100	123,832
Series 2021, RB	5.00%	07/01/2030	75	94,023
Series 2021, RB	4.00%	07/01/2035	200	227,617
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities);
Series 2018 A, RB	5.00%	07/01/2036	3,060	3,816,291
Series 2018 A, RB	5.00%	07/01/2038	1,850	2,291,725
New York (State of) Dormitory Authority (State University); Series 2012, RB	5.00%	05/15/2027	495	511,907
New York (State of) Dormitory Authority (Teachers College); Series 2012, RB(d)(e)	5.00%	07/01/2042	2,000	2,080,651
New York (State of) Dormitory Authority (Yeshiva University); Series 2009, Ref. RB	5.00%	09/01/2027	1,130	1,132,344
New York (State of) Housing Finance Agency;
Series 2019 K, RB	1.45%	05/01/2023	2,500	2,510,391
Series 2019, RB	1.63%	05/01/2023	1,500	1,501,525
New York (State of) Housing Finance Agency (Division Street); Series 2006 A, RB(a)	5.00%	02/15/2026	220	220,689
New York (State of) Housing Finance Agency (Green Bonds); Series 2018 H, RB	2.75%	11/01/2022	4,000	4,119,264
New York (State of) Housing Finance Agency (Secured Mortgage Program);
Series 2001 A, RB(a)	5.60%	08/15/2033	1,215	1,218,464
Series 2002 C, RB(a)	5.30%	08/15/2022	45	45,162
New York (State of) Housing Finance Agency (Sustainability Bonds); Series 2021 D-2, RB(e)	0.65%	11/01/2025	4,000	4,007,814
New York (State of) Housing Finance Agency (Tri-Senior Development Housing); Series 2007 A, RB (LOC - Fannie Mae)(a)(i)	5.10%	11/15/2023	690	703,530
New York (State of) Metropolitan Transportation Authority; Series 2012 C, RB	5.00%	11/15/2028	9,985	10,502,103
New York (State of) Mortgage Agency; Series 2018, Ref. VRD RB(a)(j)	0.03%	10/01/2039	30,890	30,890,000
New York (State of) State Dormitory Authority (Maimonides Medical Center);
Series 2020, RB (CEP - Federal Housing Administration)	4.00%	02/01/2038	300	349,657
Series 2020, RB (CEP - Federal Housing Administration)	4.00%	02/01/2039	400	465,849
Series 2020, RB (CEP - Federal Housing Administration)	4.00%	02/01/2040	400	464,377
New York (State of) Thruway Authority;
Series 2012 I, RB(d)(e)	5.00%	01/01/2022	10,000	10,162,568
Series 2012 I, RB(d)(e)	5.00%	01/01/2022	15,000	15,243,852
Series 2012 I, RB(d)(e)	5.00%	01/01/2022	20,500	20,833,264
Series 2018 L, Ref. RB	5.00%	01/01/2035	3,995	4,930,431
New York (State of) Thruway Authority Highway & Bridge Trust Fund;
Series 2012 A, RB	5.00%	04/01/2026	250	257,056
Series 2012 A, RB	5.00%	04/01/2027	9,715	9,986,303
Series 2012 A, RB	5.00%	04/01/2028	265	272,322
Series 2012 A, RB	5.00%	04/01/2029	8,000	8,218,645
Series 2012 A, RB	5.00%	04/01/2030	2,150	2,208,249
Series 2012 A, RB	5.00%	04/01/2031	3,650	3,748,454
New York City (City of), NY Transitional Finance Authority; Series 2020 S-1, RB	4.00%	07/15/2041	8,465	10,061,119
New York City Health and Hospitals Corp.;
Series 2021 A, Ref. RB	5.00%	02/15/2038	690	902,721
Series 2021 A, Ref. RB	5.00%	02/15/2040	1,615	2,102,360

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                     Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York City Housing Development Corp.;
Series 1999 E, RB	6.25%	05/01/2036	$35	$ 35,126
Series 2013 L-2-A, Ref. RB	3.60%	11/01/2033	3,000	3,067,901
Series 2014 E, RB	3.40%	11/01/2029	825	856,768
New York City Housing Development Corp. (Ocean Gate Development); Series 2007 B, RB(a)	5.35%	06/01/2025	1,680	1,699,430
New York City Housing Development Corp. (Sustainable Neighborhood);
Series 2017 E, RB	3.05%	11/01/2032	2,000	2,148,851
Series 2018 L, RB(e)	2.75%	12/29/2023	1,885	1,944,064
New York Counties Tobacco Trust I;
Series 2000 A, RB	6.50%	06/01/2035	2,325	2,328,331
Series 2000 A, RB	6.63%	06/01/2042	3,295	3,299,490
New York Counties Tobacco Trust II;
Series 2001, RB	5.63%	06/01/2035	40	40,172
Series 2001, RB	5.75%	06/01/2043	135	135,272
New York Counties Tobacco Trust IV; Series 2005 A, Ref. RB	4.75%	06/01/2026	2,185	2,186,950
New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	5.63%	06/01/2035	440	484,393
Series 2016 A, Ref. RB	6.75%	06/01/2035	8,020	8,882,093
Series 2016 A, Ref. RB	6.45%	06/01/2040	830	1,019,725
Series 2016 A, Ref. RB	6.00%	06/01/2043	8,795	10,231,021
New York Liberty Development Corp. (1 World Trade Center Port Authority); Series 2011, RB	5.25%	12/15/2043	5,750	5,830,276
New York Liberty Development Corp. (4 World Trade Center);
Series 2011, Ref. RB(d)(e)	5.00%	11/15/2021	5,000	5,049,760
Series 2011, Ref. RB(d)(e)	5.00%	11/15/2021	5,500	5,554,735
New York Liberty Development Corp. (7 World Trade Center);
Series 2012, Ref. RB	5.00%	09/15/2030	1,000	1,026,066
Series 2012, Ref. RB	4.00%	09/15/2035	160	162,958
New York Liberty Development Corp. (Green Bonds) (4 World Trade Center); Series 2021 A, Ref. RB	1.90%	11/15/2031	2,500	2,531,752
New York State Environmental Facilities Corp.;
Series 2004, RB	4.50%	06/15/2024	100	100,353
Series 2012 A, Ref. RB	5.00%	06/15/2024	725	752,987
Series 2012 B, RB	5.00%	08/15/2024	2,375	2,427,844
New York State Environmental Facilities Corp. (Green Bonds); Series 2020, Ref. RB	4.00%	10/15/2045	4,100	4,912,995
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds);
Series 2004 C, Ref. RB	4.50%	06/15/2030	15	15,043
Series 2017 E, RB	5.00%	06/15/2042	12,375	15,160,429
Series 2018 B, RB	5.00%	06/15/2038	2,755	3,480,125
New York State Environmental Facilities Corp. (State Clean Water & Drinking Water);
Series 2021, RB	4.00%	06/15/2037	2,000	2,468,186
Series 2021, RB	4.00%	06/15/2038	7,515	9,248,765
Series 2021, RB	4.00%	06/15/2039	8,000	9,817,466
New York State Urban Development Corp.;
Series 2020 A, RB	4.00%	03/15/2040	20,000	23,810,624
Series 2020 A, RB	5.00%	03/15/2041	2,500	3,224,485
Series 2020 C, Ref. RB	4.00%	03/15/2037	3,500	4,204,687
Series 2020 C, Ref. RB	4.00%	03/15/2045	11,015	12,948,281
New York Transportation Development Corp.;
Series 2020 A, Ref. RB(a)	5.00%	12/01/2034	900	1,161,885
Series 2020 A, Ref. RB(a)	5.00%	12/01/2036	900	1,155,986
Series 2020 A, Ref. RB(a)	4.00%	12/01/2038	1,000	1,164,284
New York Transportation Development Corp. (American Airlines, Inc.); Series 2021, Ref. RB(a)	2.25%	08/01/2026	4,000	4,133,885
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2016 A, RB(a)	5.00%	07/01/2034	4,250	4,755,136
Series 2018, RB(a)	5.00%	01/01/2034	3,370	4,086,531
Series 2020, RB(a)	5.00%	10/01/2035	5,000	6,365,107
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(a)	5.00%	07/01/2030	1,000	1,126,306
Series 2016 A, RB(a)	4.00%	07/01/2033	4,000	4,341,969

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                     Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020, Ref. RB	5.00%	12/01/2031	$1,100	$ 1,438,865
Series 2020, Ref. RB	5.00%	12/01/2035	2,000	2,574,533
Newburgh (City of), NY Industrial Development Agency (Bourne & Kenney Redevelopment Co. LLC); Series 1999 A, RB(a)	5.75%	02/01/2032	2,370	2,381,433
Niagara Area Development Corp. (Niagara University); Series 2012 A, Ref. RB(d)(e)	5.00%	05/01/2022	320	330,228
Niagara Falls (City of), NY;
Series 2016, Ref. GO Bonds (INS - BAM)(b)	5.00%	05/15/2028	750	901,020
Series 2016, Ref. GO Bonds (INS - BAM)(b)	5.00%	05/15/2029	850	1,018,099
Niagara Frontier Transportation Authority (Buffalo Niagara International Airport);
Series 2019, Ref. RB(a)	5.00%	04/01/2023	1,500	1,609,381
Series 2019, Ref. RB(a)	5.00%	04/01/2024	3,285	3,670,952
Series 2019, Ref. RB(a)	5.00%	04/01/2031	700	888,447
Series 2019, Ref. RB(a)	5.00%	04/01/2033	725	916,211
Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. RB	4.00%	05/15/2029	2,550	2,556,365
North Babylon Volunteer Fire Co., Inc.; Series 1997, RB (INS - AGC)(b)	5.75%	08/01/2022	135	135,448
Oneida County Local Development Corp. (Mohawk Valley Health System);
Series 2019, Ref. RB (INS - AGM)(b)	4.00%	12/01/2034	1,000	1,173,611
Series 2019, Ref. RB (INS - AGM)(b)	4.00%	12/01/2035	1,000	1,171,309
Series 2019, Ref. RB (INS - AGM)(b)	4.00%	12/01/2036	1,250	1,461,137
Series 2019, Ref. RB (INS - AGM)(b)	4.00%	12/01/2037	1,000	1,165,546
Oneida County Local Development Corp. (Utica College); Series 2019, Ref. RB	5.00%	07/01/2026	150	173,458
Onondaga (County of), NY Resource Recovery Agency;
Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2029	780	942,614
Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2030	275	330,342
Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2031	350	419,014
Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2032	455	543,083
Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2033	475	565,096
Series 2019, RB (INS - AGM)(a)(b)	5.00%	05/01/2034	500	593,464
Onondaga (County of), NY Trust for Cultural Resources (Abby Lane Housing Corp.);
Series 2017, Ref. RB	5.00%	05/01/2027	450	548,593
Series 2017, Ref. RB	5.00%	05/01/2028	600	728,508
Series 2017, Ref. RB	5.00%	05/01/2029	450	544,454
Series 2017, Ref. RB	5.00%	05/01/2030	835	1,004,676
Series 2017, Ref. RB	5.00%	05/01/2032	600	714,687
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University);
Series 2019, Ref. RB	5.00%	12/01/2038	3,325	4,319,959
Series 2019, Ref. RB	5.00%	12/01/2039	5,865	7,601,609
Onondaga Civic Development Corp.; Series 2015, Ref. RB	5.00%	10/01/2025	115	128,405
Onondaga Civic Development Corp. (Le Moyne College);
Series 2012, Ref. RB	5.00%	07/01/2022	465	482,808
Series 2012, Ref. RB	5.00%	07/01/2023	490	508,639
Series 2012, Ref. RB	5.00%	07/01/2024	515	534,477
Series 2012, Ref. RB	5.00%	07/01/2025	540	559,676
Onondaga Civic Development Corp. (Upstate Properties Development, Inc.); Series 2011, RB(d)(e)	5.50%	12/01/2021	1,000	1,013,242
Orange (County of), NY Industrial Development Agency (St. Luke’s Hospital of Newburgh, New York); Series 2001 A, Ref. RB (INS - AGC)(b)	5.38%	12/01/2021	425	426,773
Orange County Funding Corp. (Mount St. Mary College);
Series 2012 A, Ref. RB	5.00%	07/01/2022	530	546,093
Series 2012 B, Ref. RB	5.00%	07/01/2022	805	829,443
Otsego County Capital Resource Corp. (Hartwick College);
Series 2015 A, Ref. RB	5.00%	10/01/2022	650	668,964
Series 2015 A, Ref. RB	5.00%	10/01/2023	700	737,584
Series 2015 A, Ref. RB	5.00%	10/01/2024	660	709,022
Poughkeepsie (City of), NY; Series 2019, Ref. GO Bonds	5.00%	06/01/2031	600	692,445
Public Housing Capital Fund Revenue Trust I; Series 2012, RB(c)	4.50%	07/01/2022	106	106,952
Ramapo Local Development Corp.; Series 2013, Ref. RB	5.00%	03/15/2028	295	308,487
Rensselaer (County of), NY Industrial Development Agency (Franciscan Heights, L.P.); Series 2004 A, IDR (LOC - JP Morgan Chase Bank)(a)(i)	5.38%	12/01/2025	1,030	1,033,564

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                     Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Rockland (County of), NY; Series 2012 B, GO Bonds	5.00%	12/15/2022	$600	$ 636,261
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.63%	08/15/2035	45	45,462
Saratoga County Capital Resource Corp. (Skidmore College); Series 2014 B, Ref. RB	5.00%	07/01/2024	195	220,856
Spring Valley (Village of), NY;
Series 2005, GO Bonds (INS - NATL)(a)(b)	5.00%	05/01/2022	325	326,275
Series 2005, GO Bonds (INS - NATL)(a)(b)	5.00%	05/01/2023	335	336,271
Series 2005, GO Bonds (INS - NATL)(a)(b)	5.00%	05/01/2024	350	351,373
Series 2005, GO Bonds (INS - NATL)(a)(b)	5.00%	05/01/2025	365	366,419
Series 2007, GO Bonds (INS - AMBAC)(a)(b)	5.00%	06/15/2022	405	406,398
St. Lawrence (County of), NY Industrial Development Agency (Clarkson University);
Series 2012 A, RB(d)(e)	5.25%	09/01/2033	1,050	1,076,179
Series 2017, Ref. RB	5.00%	09/01/2028	500	605,575
Series 2017, Ref. RB	5.00%	09/01/2031	690	822,587
Series 2021, Ref. RB	5.00%	09/01/2030	125	161,961
Series 2021, Ref. RB	5.00%	09/01/2032	120	157,636
Series 2021, Ref. RB	5.00%	09/01/2034	210	273,787
St. Lawrence (County of), NY Industrial Development Agency (St. Lawrence University);
Series 2012, Ref. RB	5.00%	07/01/2024	300	317,826
Series 2012, Ref. RB	5.00%	07/01/2025	920	973,374
Series 2016 A, Ref. RB	5.00%	07/01/2028	300	357,409
Series 2016 A, Ref. RB	5.00%	07/01/2030	785	930,246
Series 2016 A, Ref. RB	5.00%	07/01/2031	450	532,569
Suffern (Village of), NY;
Series 2016, GO Bonds	5.00%	03/15/2022	395	396,570
Series 2016, GO Bonds	5.00%	03/15/2023	310	311,224
Series 2016, GO Bonds	5.00%	03/15/2026	475	476,886
Suffolk (County of), NY; Series 2021 A, GO Bonds (INS - BAM)(b)	5.00%	06/15/2029	6,535	8,478,465
Suffolk (County of), NY Industrial Development Agency;
Series 2007 A-C, RB	5.95%	11/01/2022	115	115,076
Series 2007 A-D, RB	5.95%	11/01/2022	175	175,114
Series 2007 A-F, RB	5.95%	11/01/2022	185	185,056
Suffolk (County of), NY Industrial Development Agency (Nissequogue Cogen Partners); Series 1998, Ref. RB(a)	5.50%	01/01/2023	540	545,288
Suffolk County Economic Development Corp. (Family Residences and Essential Enterprises, Inc.); Series 2012 B-A, RB(c)	6.75%	06/01/2027	355	356,622
Sullivan County Infrastructure Local Development Corp. (Adelaar Infrastructure);
Series 2016 A-1, RB(c)	4.85%	11/01/2031	14,130	15,157,283
Series 2016 B-1, RB(c)	4.85%	11/01/2031	2,030	2,177,586
Series 2016 C-1, RB(c)	4.85%	11/01/2031	1,980	2,123,951
Series 2016 D-1, RB(c)	4.85%	11/01/2031	1,305	1,399,877
Syracuse (City of), NY; Series 2011 A, GO Bonds(a)	5.00%	11/01/2036	1,000	1,007,808
Town of Hempstead Local Development Corp. (Evergreen Charter School);
Series 2019, RB(c)	6.25%	12/01/2022	400	401,912
Series 2019, Ref. RB(c)	6.15%	12/01/2029	2,470	2,964,590
Triborough Bridge & Tunnel Authority;
Series 2012 B, Ref. RB	5.00%	11/15/2024	1,000	1,057,937
Series 2017 B, Ref. RB	5.00%	11/15/2036	11,110	13,658,807
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2018 C, Ref. RB	5.00%	11/15/2036	10,950	13,901,185
Series 2018 C, Ref. RB	5.00%	11/15/2038	5,000	6,318,572
Troy (City of), NY Industrial Development Authority (Rensselaer Polytechnic Institute);
Series 2002 E, RB(d)(e)	5.00%	09/01/2021	1,000	1,000,000
Series 2002 E, RB(d)(e)	5.20%	09/01/2021	750	750,000
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute);
Series 2020, Ref. RB	5.00%	09/01/2025	1,150	1,351,900
Series 2020, Ref. RB	5.00%	09/01/2037	5,000	6,439,503
Series 2020, Ref. RB	5.00%	09/01/2038	5,000	6,423,531
Trust for Cultural Resources of The City of New York (The); Series 2014 B2, Ref. RB (SIFMA Municipal Swap Index + 0.05%)(e)(h)	0.07%	02/14/2022	8,000	8,000,162

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                     Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	$3,130	$ 3,473,774
Series 2017 A, Ref. RB	5.00%	06/01/2030	5,000	6,076,532
Series 2017 A, Ref. RB	5.00%	06/01/2031	5,000	6,058,219
Series 2017 A, Ref. RB	5.00%	06/01/2032	5,000	6,048,937
Series 2017 A, Ref. RB	5.00%	06/01/2033	5,000	6,033,506
Valley Health Development Corp. (Valley Health Services); Series 2000 A, Ref. RB (CEP - GNMA)	6.75%	05/20/2022	20	20,102
Western Nassau County Water Authority (Green Bonds);
Series 2021 A, RB	4.00%	04/01/2034	1,240	1,541,078
Series 2021 A, RB	4.00%	04/01/2035	1,225	1,515,858
Western Regional Off-Track Betting Corp.; Series 2021, Ref. RB(c)	3.00%	12/01/2026	1,340	1,343,354
White Plains Housing Development Corp. (Battle Hill Houses, Section 8 Assisted); Series 1996 A, Ref. RB (CEP - Federal Housing Administration)	6.65%	02/01/2025	30	32,380
Yonkers (City of), NY;
Series 2011 A, GO Bonds(d)(e)	5.00%	10/01/2021	1,000	1,003,954
Series 2011 A, GO Bonds(d)(e)	5.00%	10/01/2021	2,000	2,007,907
Yonkers (City of), NY Industrial Development Agency (Monastery Manor Associates, L.P.); Series 2005, RB(a)	5.00%	04/01/2025	1,190	1,194,696
Yonkers Economic Development Corp. (Lamartine/Warburton LLC - Charter School of Educational Excellence); Series 2019 A, RB	4.00%	10/15/2029	200	223,800
				1,645,829,600

Puerto Rico–9.62%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	14,555	14,657,335
Series 2002, RB	5.50%	05/15/2039	38,385	39,415,618
Puerto Rico (Commonwealth of);
Series 1998, GO Bonds(g)	5.00%	07/01/2028	25	23,250
Series 2007 A, GO Bonds(g)	5.00%	07/01/2024	165	155,306
Series 2007 A, GO Bonds(g)	5.25%	07/01/2029	15	14,156
Series 2007 A, Ref. GO Bonds(g)	5.50%	07/01/2023	5,000	4,737,500
Series 2011 E, Ref. GO Bonds(g)	5.38%	07/01/2030	1,400	1,298,500
Series 2012 A, Ref. GO Bonds(g)	5.50%	07/01/2026	240	214,800
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2012 A, RB(d)(e)	5.25%	07/01/2024	7,750	8,074,604
Puerto Rico (Commonwealth of) Convention Center District Authority; Series 2006 A, RB (INS - FGIC)(b)(k)	5.00%	07/01/2023	150	142,125
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2004 PP, Ref. RB (INS - NATL)(b)	5.00%	07/01/2024	500	511,658
Series 2005 RR, RB (INS - NATL)(b)	5.00%	07/01/2022	50	50,777
Series 2005 RR, RB (INS - NATL)(b)	5.00%	07/01/2024	280	286,528
Series 2005 SS, Ref. RB (INS - NATL)(b)	5.00%	07/01/2022	100	101,554
Series 2005 SS, Ref. RB (INS - NATL)(b)	5.00%	07/01/2023	830	845,049
Series 2008 WW-RSA-1, RB(g)	5.25%	07/01/2025	5,000	4,918,750
Series 2010 DDD, Ref. RB(g)	5.00%	07/01/2022	100	98,000
Series 2016 E-2, RB(g)	10.00%	01/01/2022	501	521,682
Series 2016 E-4, RB(g)	10.00%	07/01/2022	500	521,682
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2002 D, RB (INS - AGM)(b)	5.00%	07/01/2027	835	848,473
Series 2003, RB(g)	5.75%	07/01/2022	7,995	1,279,200
Series 2003, RB(g)	5.00%	07/01/2023	135	21,600
Series 2003, RB(g)	5.00%	07/03/2028	90	14,400
Series 2005 K, RB(g)	5.00%	07/01/2024	7,760	4,141,900
Series 2005 K, RB(g)	5.00%	07/01/2025	14,545	7,763,394
Puerto Rico (Commonwealth of) Highway & Transportation Authority (Puerto Rico State Infrastructure Bank);
Series 1998, RB(g)	5.00%	07/01/2022	90	14,400
Series 1998, RB(g)	5.00%	07/01/2028	425	68,000
Series 1998, RB (INS - NATL)(b)	5.00%	07/01/2028	50	50,913

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                     Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority;
Series 2000, RB(a)	6.63%	06/01/2026	$20,400	$ 21,114,000
Series 2012, Ref. RB	5.00%	10/01/2021	500	501,635
Series 2012, Ref. RB	5.00%	10/01/2021	365	367,737
Series 2012, Ref. RB	5.00%	10/01/2022	415	423,649
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University System); Series 2012, Ref. RB	5.00%	04/01/2022	650	660,369
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ryder Memorial Hospital); Series 1994 A, RB	6.70%	05/01/2024	955	849,832
Puerto Rico (Commonwealth of) Infrastructure Financing Authority (MEPSI Campus); Series 2007 A, RB (Acquired 05/07/2012; Cost $860,382)(f)(g)	6.25%	10/01/2024	885	672,600
Puerto Rico (Commonwealth of) Municipal Finance Agency;
Series 2002 A, RB (INS - AGM)(b)	4.75%	08/01/2022	20	20,221
Series 2002 A, RB (INS - AGM)(b)	5.00%	08/01/2027	500	508,067
Series 2005 A, RB	5.25%	08/01/2024	10,000	9,962,500
Puerto Rico (Commonwealth of) Public Buildings Authority;
Series 2002 D, RB(g)	5.13%	07/01/2024	275	287,719
Series 2004 S-1, RB(g)	5.25%	07/01/2029	10,000	10,512,500
Series 2007 M, Ref. RB(g)	6.25%	07/01/2023	1,270	1,379,537
Series 2007 M-2, RB(g)	10.00%	07/01/2034	1,400	1,592,500
Series 2007 N, RB(g)	5.50%	07/01/2025	30	31,912
Series 2009 P, Ref. RB(g)	6.25%	07/01/2026	50	54,000
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities); Series 2007 M-2, Ref. RB (INS - AMBAC)(b)	10.00%	07/01/2035	1,250	1,321,304
Puerto Rico Public Finance Corp.; Series 2011 A, RB(g)	6.50%	08/01/2028	105,030	1,575,451
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(l)	0.00%	07/01/2024	220	212,528
Series 2018 A-1, RB(l)	0.00%	07/01/2027	5,930	5,474,172
Series 2018 A-1, RB(l)	0.00%	07/01/2031	10,000	8,108,956
Series 2018 A-1, RB(l)	0.00%	07/01/2033	665	501,368
Series 2018 A-1, RB	4.50%	07/01/2034	487	539,182
Series 2018 A-1, RB	4.55%	07/01/2040	246	283,077
Series 2018 A-1, RB(l)	0.00%	07/01/2046	1	334
Series 2018 A-1, RB(l)	0.00%	07/01/2051	1	243
Series 2018 A-1, RB	4.75%	07/01/2053	1,809	2,070,223
Series 2018 A-1, RB	5.00%	07/01/2058	2,074	2,401,400
Series 2019 A-2, RB	4.33%	07/01/2040	2,504	2,846,506
Series 2019 A-2, RB	4.54%	07/01/2053	75	84,826
Series 2019 A-2, RB	4.78%	07/01/2058	1,004	1,148,969
University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2022	8,500	8,478,750
Series 2006 Q, RB	5.00%	06/01/2023	7,410	7,372,950
Series 2006 Q, RB	5.00%	06/01/2030	300	294,750
				182,444,921

Guam–0.81%
Guam (Territory of); Series 2021 F, Ref. RB	4.00%	01/01/2036	2,840	3,330,280
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS - AGM)(b)	5.00%	10/01/2021	1,350	1,355,071
Series 2012 A, Ref. RB (INS - AGM)(b)	5.00%	10/01/2024	200	210,039
Series 2012 A, Ref. RB (INS - AGM)(b)	5.00%	10/01/2025	3,185	3,343,415
Series 2012 A, Ref. RB (INS - AGM)(b)	5.00%	10/01/2026	2,690	2,822,349
Series 2012 A, Ref. RB (INS - AGM)(b)	5.00%	10/01/2030	4,000	4,188,224
				15,249,378

Virgin Islands–0.71%
Tobacco Settlement Financing Corp.; Series 2001, RB	5.00%	05/15/2031	425	426,246
Virgin Islands (Government of) (Matching Fund Loan Note - Diago); Series 2009 A, RB	6.75%	10/01/2037	660	665,775

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                     Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virgin Islands–(continued)
Virgin Islands (Government of) Public Finance Authority;
Series 2006, RB (INS - NATL)(b)	5.00%	10/01/2023	$3,380	$ 3,437,797
Series 2006, RB (INS - NATL)(b)	5.00%	10/01/2024	850	864,510
Series 2006, RB (INS - NATL)(b)	5.00%	10/01/2025	3,760	3,823,961
Series 2006, RB (INS - NATL)(b)	5.00%	10/01/2026	1,715	1,744,133
Virgin Islands (Government of) Public Finance Authority (Federal Highway Grant Anticipation Revenue Loan Note); Series 2015, RB(c)	5.00%	09/01/2033	1,500	1,711,098
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note);
Series 2006, Ref. RB (INS - NATL)(b)	5.00%	10/01/2027	50	50,848
Series 2006, Ref. RB (INS - NATL)(b)	5.00%	10/01/2028	280	284,731
Series 2012, Ref. RB (INS - AGM)(b)	4.00%	10/01/2022	190	193,556
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Matching Fund Loan Notes); Series 2009 C, Ref. RB	5.00%	10/01/2022	15	14,959
Virgin Islands (Government of) Water & Power Authority (Electric System); Series 2003, RB (INS - AMBAC)(b)	4.50%	07/01/2028	125	125,392
				13,343,006
Total Municipal Obligations (Cost $1,897,304,742)				1,856,866,905

			Shares
Common Stocks & Other Equity Interests–0.11%
New York–0.11%
CMS Liquidating Trust;
(Cost $6,838,400)(m)(n)			2,137	2,137,000
TOTAL INVESTMENTS IN SECURITIES(o)-98.06% (Cost $1,904,143,142)				1,859,003,905
OTHER ASSETS LESS LIABILITIES-1.94%				36,840,716
NET ASSETS-100.00%				$1,895,844,621

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
CPI	– Consumer Price Index
FGIC	– Financial Guaranty Insurance Company
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
SIFMA	– Securities Industry and Financial Markets Association
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                     Invesco Rochester® Limited Term New York Municipal Fund

Notes to Schedule of Investments:

(a)	Security subject to the alternative minimum tax.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2021 was $57,959,116, which represented 3.06% of the Fund’s Net Assets.

(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Restricted security. The aggregate value of these securities at August 31, 2021 was $3,870,925, which represented less than 1% of the Fund’s Net Assets.
(g)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2021 was $41,994,968, which represented 2.22% of the Fund’s Net Assets.

(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2021.
(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2021.

(k)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(l)	Zero coupon bond issued at a discount.
(m)	Non-income producing security.
(n)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(o)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent

Assured Guaranty Municipal Corp.	6.72%

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2021

Revenue Bonds	81.2%
General Obligation Bonds	10.9
Pre-Refunded Bonds	6.2
Other	1.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                     Invesco Rochester® Limited Term New York Municipal Fund

Statement of Assets and Liabilities

August 31, 2021

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $1,904,143,142)	$1,859,003,905

Cash	18,097,567

Receivable for:
Investments sold	325,000

Fund shares sold	1,537,675

Interest	19,960,386

Investments matured, at value (Cost $15,233,928)	9,986,512

Investment for trustee deferred compensation and retirement plans	275,540

Other assets	297,153

Total assets	1,909,483,738

Liabilities:
Payable for:
Investments purchased	9,489,210

Dividends	1,662,892

Fund shares reacquired	1,121,116

Accrued fees to affiliates	860,601

Accrued interest expense	16,004

Accrued trustees’ and officers’ fees and benefits	1,877

Accrued other operating expenses	77,519

Trustee deferred compensation and retirement plans	409,898

Total liabilities	13,639,117

Net assets applicable to shares outstanding	$1,895,844,621

Net assets consist of:
Shares of beneficial interest	$2,328,384,097

Distributable earnings (loss)	(432,539,476)

$1,895,844,621

Net Assets:
Class A	$1,495,511,227

Class C	$91,937,214

Class Y	$308,148,778

Class R6	$247,402

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	487,079,962

Class C	30,137,487

Class Y	100,352,494

Class R6	80,483

Class A:
Net asset value per share	$3.07

Maximum offering price per share (Net asset value of $3.07 ÷ 97.50%)	$3.15

Class C:
Net asset value and offering price per share	$3.05

Class Y:
Net asset value and offering price per share	$3.07

Class R6:
Net asset value and offering price per share	$3.07

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                     Invesco Rochester® Limited Term New York Municipal Fund

Statement of Operations

For the six months ended August 31, 2021

(Unaudited)

Investment income:

Interest	$25,210,895

Expenses:

Advisory fees	3,660,242

Administrative services fees	128,701

Custodian fees	4,154

Distribution fees:
Class A	1,805,167

Class C	461,599

Interest, facilities and maintenance fees	385,744

Transfer agent fees – A, C and Y	579,658

Transfer agent fees – R6	32

Trustees’ and officers’ fees and benefits	7,656

Registration and filing fees	36,265

Reports to shareholders	29,743

Professional services fees	152,059

Taxes	15,904

Other	16,669

Total expenses	7,283,593

Less: Expense offset arrangement(s)	(303)

Net expenses	7,283,290

Net investment income	17,927,605

Realized and unrealized gain from:

Net realized gain from unaffiliated investment securities	525,657

Change in net unrealized appreciation of unaffiliated investment securities	24,816,025

Net realized and unrealized gain	25,341,682

Net increase in net assets resulting from operations	$43,269,287

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                     Invesco Rochester® Limited Term New York Municipal Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2021 and the year ended February 28, 2021

(Unaudited)

	August 31, 2021	February 28, 2021

Operations:

Net investment income	$17,927,605	$46,589,625

Net realized gain (loss)	525,657	(1,294,246)

Change in net unrealized appreciation (depreciation)	24,816,025	(44,193,322)

Net increase in net assets resulting from operations	43,269,287	1,102,057

Distributions to shareholders from distributable earnings:

Class A	(21,379,859)	(38,600,056)

Class C	(997,748)	(3,189,341)

Class Y	(4,510,357)	(7,253,285)

Class R6	(2,819)	(6,365)

Total distributions from distributable earnings	(26,890,783)	(49,049,047)

Share transactions–net:

Class A	71,226,112	76,835,997

Class C	(847,499)	(98,360,991)

Class Y	45,426,662	30,889,591

Class R6	76,471	41,534

Net increase in net assets resulting from share transactions	115,881,746	9,406,131

Net increase (decrease) in net assets	132,260,250	(38,540,859)

Net assets:

Beginning of period	1,763,584,371	1,802,125,230

End of period	$1,895,844,621	$1,763,584,371

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                     Invesco Rochester® Limited Term New York Municipal Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 08/31/21	$3.04	$0.03	$0.05	$0.08	$(0.05)	$3.07	2.47%	$1,495,511	0.79	%(d)	0.79	%(d)	0.75	%(d)	1.93	%(d)	6%
Year ended 02/28/21	3.12	0.08	(0.07)	0.01	(0.09)	3.04	0.29 (e)	1,411,111	0.87	(e)	0.87	(e)	0.76	(e)	2.75	(e)	17
Two months ended 02/29/20	3.06	0.01	0.07	0.08	(0.02)	3.12	2.45	1,370,661	0.76	(d)	0.90	(d)	0.76	(d)	2.67	(d)	1
Year ended 12/31/19	2.95	0.09	0.12	0.21	(0.10)	3.06	7.27	1,338,074	0.75		0.90		0.75		2.91		11
Year ended 12/31/18	2.76	0.08	0.20	0.28	(0.09)	2.95	10.38	1,168,856	0.85		1.03		0.85		2.77		36
Year ended 12/31/17	2.95	0.08	(0.18)	(0.10)	(0.09)	2.76	(3.51)	1,198,772	0.82		0.96		0.82		2.85		9
Year ended 12/31/16	3.01	0.10	(0.05)	0.05	(0.11)	2.95	1.64	1,613,157	0.88		0.98		0.88		3.29		21
Class C
Six months ended 08/31/21	3.02	0.02	0.04	0.06	(0.03)	3.05	2.10	91,937	1.54	(d)	1.54	(d)	1.50	(d)	1.18	(d)	6
Year ended 02/28/21	3.10	0.06	(0.07)	(0.01)	(0.07)	3.02	(0.47)	91,938	1.63		1.63		1.52		1.99		17
Two months ended 02/29/20	3.04	0.01	0.06	0.07	(0.01)	3.10	2.34	195,347	1.51	(d)	1.65	(d)	1.51	(d)	1.92	(d)	1
Year ended 12/31/19	2.93	0.06	0.13	0.19	(0.08)	3.04	6.51	197,113	1.51		1.66		1.51		2.15		11
Year ended 12/31/18	2.74	0.06	0.20	0.26	(0.07)	2.93	9.63	377,338	1.61		1.79		1.61		2.02		36
Year ended 12/31/17	2.93	0.06	(0.18)	(0.12)	(0.07)	2.74	(4.27)	432,706	1.57		1.71		1.57		2.13		9
Year ended 12/31/16	3.00	0.08	(0.06)	0.02	(0.09)	2.93	0.55	670,317	1.63		1.73		1.63		2.54		21
Class Y
Six months ended 08/31/21	3.04	0.03	0.05	0.08	(0.05)	3.07	2.60	308,149	0.54	(d)	0.54	(d)	0.50	(d)	2.18	(d)	6
Year ended 02/28/21	3.12	0.09	(0.07)	0.02	(0.10)	3.04	0.53	260,365	0.63		0.63		0.52		2.99		17
Two months ended 02/29/20	3.06	0.01	0.07	0.08	(0.02)	3.12	2.49	235,989	0.51	(d)	0.65	(d)	0.51	(d)	2.92	(d)	1
Year ended 12/31/19	2.95	0.10	0.12	0.22	(0.11)	3.06	7.53	224,615	0.51		0.66		0.51		3.15		11
Year ended 12/31/18	2.76	0.09	0.20	0.29	(0.10)	2.95	10.65	170,457	0.60		0.78		0.60		3.02		36
Year ended 12/31/17	2.95	0.09	(0.18)	(0.09)	(0.10)	2.76	(3.28)	142,546	0.57		0.71		0.57		3.04		9
Year ended 12/31/16	3.01	0.11	(0.05)	0.06	(0.12)	2.95	1.89	166,668	0.63		0.73		0.63		3.53		21
Class R6
Six months ended 08/31/21	3.04	0.03	0.05	0.08	(0.05)	3.07	2.62	247	0.52	(d)	0.52	(d)	0.48	(d)	2.20	(d)	6
Year ended 02/28/21	3.12	0.09	(0.07)	0.02	(0.10)	3.04	0.59	170	0.57		0.57		0.46		3.05		17
Two months ended 02/29/20	3.06	0.02	0.06	0.08	(0.02)	3.12	2.50	128	0.48	(d)	0.62	(d)	0.48	(d)	2.95	(d)	1
Period ended 12/31/19(f)	3.05	0.06	0.02	0.08	(0.07)	3.06	2.79	125	0.47	(d)	0.62	(d)	0.47	(d)	3.20	(d)	11

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the year ended February 28, 2021.
(f)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                     Invesco Rochester® Limited Term New York Municipal Fund

Notes to Financial Statements

August 31, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Rochester® Limited Term New York Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek tax-free income.

The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to

24                     Invesco Rochester® Limited Term New York Municipal Fund

shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Interest, Facilities and Maintenance Fees - Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.

H.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Floating Rate Note Obligations - The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

25                     Invesco Rochester® Limited Term New York Municipal Fund

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

K.

Other Risks - The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.

L.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate
First $ 100 million	0.500%
Next $150 million	0.450%
Next $1.75 billion	0.400%
Next $3 billion	0.390%
Next $5 billion	0.380%
Over $10 billion	0.370%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended August 31, 2021, the effective advisory fee rate incurred by the Fund was 0.40%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Effective June 1, 2021 through at least June 30, 2022, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to June 1, 2021, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 0.82%, 1.57%, 0.57% and 0.47%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Advisor did not waive fees under this agreement during the period.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

26                     Invesco Rochester® Limited Term New York Municipal Fund

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2021, IDI advised the Fund that IDI retained $23,754 in front-end sales commissions from the sale of Class A shares and $10,621 and $4,865 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$1,856,866,905	$–	$1,856,866,905

Common Stocks & Other Equity Interests	–	–	2,137,000	2,137,000

Total Investments in Securities	–	1,856,866,905	2,137,000	1,859,003,905

Other Investments - Assets

Investments Matured	–	9,986,489	23	9,986,512

Total Investments	$–	$1,866,853,394	$2,137,023	$1,868,990,417

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $303.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances and Borrowings

The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Funds in a committed secured borrowing facility that permits borrowings up to $1.0 billion, collectively by certain Funds, and which will expire on February 24, 2022. The revolving credit and security agreement is secured by the assets of the Fund. At August 31, 2021, the Fund had no borrowings outstanding under this agreement.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

27                     Invesco Rochester® Limited Term New York Municipal Fund

The Fund had a capital loss carryforward as of February 28, 2021, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$29,938,604	$369,208,424	$399,147,028

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2021 was $275,763,537 and $107,812,903, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$89,312,215

Aggregate unrealized (depreciation) of investments	(152,265,057)

Net unrealized appreciation (depreciation) of investments	$(62,952,842)

Cost of investments for tax purposes is $1,931,943,259.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended August 31, 2021(a)		Year ended February 28, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	41,482,803	$127,519,065	46,187,433	$140,294,827

Class C	4,659,063	14,233,697	6,472,738	19,528,805

Class Y	21,362,242	65,693,942	27,304,244	83,026,423

Class R6	56,955	175,993	48,471	144,395

Issued as reinvestment of dividends:
Class A	4,416,707	13,574,375	8,037,744	24,283,302

Class C	228,028	696,225	713,525	2,137,307

Class Y	901,549	2,771,127	1,519,526	4,590,627

Class R6	545	1,675	1,208	3,649

Automatic conversion of Class C shares to Class A shares:
Class A	3,234,142	9,931,530	31,179,846	95,038,322
Class C	(3,255,343)	(9,931,530)	(31,377,094)	(95,038,322)

Reacquired:
Class A	(25,964,619)	(79,798,858)	(60,501,255)	(182,780,454)

Class C	(1,913,925)	(5,845,891)	(8,339,530)	(24,988,781)

Class Y	(7,494,642)	(23,038,407)	(18,819,655)	(56,727,459)

Class R6	(32,963)	(101,197)	(34,766)	(106,510)

Net increase in share activity	37,680,542	$115,881,746	2,392,435	$9,406,131

(a)

There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 63% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

28                     Invesco Rochester® Limited Term New York Municipal Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2021 through August 31, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,024.70	$4.03	$1,021.22	$4.02	0.79%
Class C	1,000.00	1,021.00	7.84	1,017.44	7.83	1.54
Class Y	1,000.00	1,026.00	2.76	1,022.48	2.75	0.54
Class R6	1,000.00	1,026.20	2.66	1,022.58	2.65	0.52

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2021 through August 31, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

29                     Invesco Rochester® Limited Term New York Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Rochester® Limited Term New York Municipal Fund’s (formerly, Invesco Oppenheimer Rochester® Limited Term New York Municipal Fund) (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco

Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco

Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Bloomberg Barclays 5 Year Municipal Bond Index (Index). The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund

30                     Invesco Rochester® Limited Term New York Municipal Fund

performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

31                     Invesco Rochester® Limited Term New York Municipal Fund

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-07890 and 033-66242	Invesco Distributors, Inc.	O-ROLTNYM-SAR-1

Semiannual Report to Shareholders	August 31, 2021

Invesco Rochester® Municipal Opportunities Fund

Nasdaq:

A: ORNAX ∎ C: ORNCX ∎ Y: ORNYX ∎ R5: IORHX ∎ R6: IORYX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
43	Financial Statements
46	Financial Highlights
47	Notes to Financial Statements
53	Fund Expenses
54	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/21 to 8/31/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	5.11%
Class C Shares	4.78
Class Y Shares	5.24
Class R5 Shares	5.12
Class R6 Shares	5.16
S&P Municipal Bond High Yield Index▼*	5.29
Bloomberg Municipal Bond Index▼*	2.51
U.S. Consumer Price Index∎	4.01
Custom Invesco Rochester Municipal Opportunities Index◆	4.68

Source(s): ▼RIMES Technologies Corp.; ∎Bloomberg LP; ◆Invesco, RIMES Technologies Corp.

*Effective July 30, 2021, the Fund changed its benchmark from the Bloomberg Municipal Bond Index to the S&P Municipal Bond High Yield Index. These changes were made to better align the Fund’s risk profile.

The S&P Municipal Bond High Yield Index is an unmanaged index considered representative of municipal bonds that are not rated or are rated below investment-grade.

    The Bloomberg Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.

    The U.S. Consumer Price Index is a measure of change in consumer prices as determined by the U.S. Bureau of Labor Statistics.

    The Custom Invesco Rochester Municipal Opportunities Index is composed of 80% S&P Municipal Bond High Yield Index and 20% S&P Municipal Bond Investment Grade Index. The S&P Municipal Bond Investment Grade Index consists of bonds in the S&P Municipal Bond Index that are rated investment-grade by Standard & Poor’s, Moody’s and/or Fitch.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                     Invesco Rochester® Municipal Opportunities Fund

Average Annual Total Returns
As of 8/31/21, including maximum applicable sales charges

Class A Shares
Inception (10/1/93)	5.00%
10 Years	7.53
5 Years	6.38
1 Year	5.92

Class C Shares
Inception (8/29/95)	5.04%
10 Years	7.37
5 Years	6.62
1 Year	8.90

Class Y Shares
Inception (11/29/10)	8.16%
10 Years	8.19
5 Years	7.57
1 Year	10.84

Class R5 Shares
10 Years	8.09%
5 Years	7.50
1 Year	10.87

Class R6 Shares
10 Years	8.07%
5 Years	7.46
1 Year	10.95

Effective May 24, 2019, Class A, Class C and Class Y shares of the Oppenheimer Rochester High Yield Municipal Fund, (the predecessor fund), were reorganized into Class A, Class C and Class Y shares, respectively, of the Invesco Oppenheimer Rochester® High Yield Municipal Fund. The Fund was subsequently renamed the Invesco Rochester® Municipal Opportunities Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, and Class Y shares are those for Class A, Class C and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                     Invesco Rochester® Municipal Opportunities Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid

Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:
∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4                     Invesco Rochester® Municipal Opportunities Fund

Schedule of Investments

August 31, 2021

(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Municipal Obligations–106.84%
Alabama–3.15%
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority;
Series 2018 A, RB	4.00%	07/01/2043	$7,040	$ 7,927,199
Series 2018 A, RB	5.00%	07/01/2048	28,620	34,119,860
Series 2018 D, RB	5.00%	05/01/2035	1,365	1,683,275
Series 2018 D, RB	5.00%	05/01/2036	1,170	1,438,931
Series 2018, RB	5.00%	05/01/2048	12,870	15,699,772
Birmingham (City of), AL;
Series 2018 B, GO Wts.	5.00%	12/01/2036	1,700	2,132,766
Series 2018 B, GO Wts.	5.00%	12/01/2037	1,535	1,921,186
Series 2018 B, GO Wts.	5.00%	12/01/2038	1,575	1,967,418
Homewood (City of), AL Educational Building Authority (Samford University); Series 2017 A, Ref. RB	5.00%	12/01/2047	4,500	5,224,677
Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB(a)	5.75%	10/01/2049	15,000	18,047,494
Jefferson (County of), AL;
Series 2013 C, Revenue Wts. (INS - AGM)(b)(c)	6.75%	10/01/2046	20,045	20,616,960
Series 2013 C, Revenue Wts. (INS - AGM)(b)(c)	6.90%	10/01/2050	17,500	18,000,428
Series 2013 D, Wts.	7.00%	10/01/2051	25,000	29,380,102
Series 2013 D, Wts.	6.50%	10/01/2053	31,500	36,694,914
Series 2013 F, Revenue Wts.(b)	7.50%	10/01/2039	21,895	22,584,971
Series 2013 F, Revenue Wts.(b)	7.75%	10/01/2046	30,000	30,932,787
Series 2013 F, Revenue Wts.(b)	7.90%	10/01/2050	24,050	24,799,282
Mobile (City of), AL Improvement District (McGowin Park);
Series 2016 A, RB	5.25%	08/01/2030	500	532,096
Series 2016 A, RB	5.50%	08/01/2035	1,300	1,378,190
Mobile (County of), AL (Gomessa); Series 2020, RB(d)	4.00%	11/01/2045	2,590	2,851,093
Muscle Shoals, Sheffield & Tuscumbia Solid Waste Disposal Authority (Cherokee Industrial Landfill);
Series 2020 A, RB(a)(d)	6.00%	05/01/2040	6,000	6,779,956
Series 2020 B, RB(d)	8.00%	05/01/2029	1,780	1,848,016
Southeast Energy Authority A Cooperative District (#2); Series 2021 B, RB	4.00%	06/01/2031	1,850	2,301,127
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(d)	5.25%	05/01/2044	13,365	15,740,027
				304,602,527

Alaska–0.00%
Alaska (State of) Industrial Development & Export Authority (Boys & Girls Home & Family Services, Inc.);
Series 2007 C, RB(e)	5.88%	12/01/2027	1,650	68,062
Series 2007 C, RB(e)	6.00%	12/01/2036	500	20,625
University of Alaska; Series 2015 T, RB	5.00%	10/01/2039	200	230,731
				319,418

Arizona–1.65%
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2018 B, RB(d)	5.50%	07/01/2038	1,165	1,357,338
Series 2018 B, RB(d)	5.63%	07/01/2048	2,250	2,606,085
Series 2018 B, RB(d)	5.75%	07/01/2053	3,500	4,066,151
Arizona (State of) Industrial Development Authority (ACCEL Schools);
Series 2018 A, RB(d)	5.13%	08/01/2038	2,515	2,895,535
Series 2018 A, RB(d)	5.25%	08/01/2048	3,945	4,503,348
Arizona (State of) Industrial Development Authority (Franklin Phonetic Charter School);
Series 2017, Ref. RB(d)	5.50%	07/01/2037	580	639,385
Series 2017, Ref. RB(d)	5.75%	07/01/2047	680	746,860
Series 2017, Ref. RB(d)	5.88%	07/01/2052	645	710,824
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB(d)	5.00%	07/01/2054	3,000	3,160,620

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                     Invesco Rochester® Municipal Opportunities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Arizona–(continued)
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project);
Series 2018 A, RB(d)	5.25%	12/15/2038	$1,415	$ 1,624,640
Series 2018 A, RB(d)	5.50%	12/15/2048	2,260	2,594,891
Arizona (State of) Industrial Development Authority (Provident Group-NCCU Properties LLC); Series 2019 A, RB (INS - BAM)(c)	5.00%	06/01/2049	2,250	2,744,505
Arizona (State of) Transportation Board; Series 2016, Ref. RB	5.00%	07/01/2022	105	109,273
Cadence Community Facilities District (Assessment District No. 1); Series 2019, RB	4.50%	07/01/2043	445	487,032
East San Luis (City of), AZ Community Facilities District (Assessment Area One);
Series 2007, RB(f)	6.38%	01/01/2028	650	618,109
Series 2009, Ref. RB(e)(f)	8.50%	01/01/2028	140	91,000
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2045	3,100	3,328,695
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools);
Series 2018 A, RB	5.00%	02/15/2038	500	591,004
Series 2018 A, RB	5.00%	02/15/2048	1,200	1,398,887
Maricopa (County of), AZ Industrial Development Authority (Christian Care Surprise, Inc.); Series 2016, RB(d)	6.00%	01/01/2048	11,475	11,956,219
Maricopa (County of), AZ Industrial Development Authority (GreatHearts Arizona);
Series 2017 C, RB	5.00%	07/01/2037	220	260,963
Series 2017 C, RB	5.00%	07/01/2048	405	472,805
Merrill Ranch Community Facilities District No. 1 (Assessment Area One); Series 2006, RB	5.25%	07/01/2024	137	137,333
Merrill Ranch Community Facilities District No. 2; Series 2016, GO Bonds	5.25%	07/15/2040	810	928,111
Merrill Ranch Community Facilities District No. 2 (Assessment Area One);
Series 2006, RB	5.25%	07/01/2024	126	126,291
Series 2006, RB	5.30%	07/01/2030	397	397,758
Parkway Community Facilities District;
Series 2006, GO Bonds	5.30%	07/15/2025	345	323,722
Series 2006, GO Bonds	5.35%	07/15/2031	350	303,425
Phoenix (City of), AZ Industrial Development Authority (Downtown Phoenix Student Housing, LLC-Arizona State University); Series 2018 A, Ref. RB	5.00%	07/01/2042	1,000	1,194,849
Phoenix (City of), AZ Industrial Development Authority (Espiritu Community Development Corp. Charter School); Series 2006 A, RB	6.25%	07/01/2036	1,605	1,607,248
Phoenix (City of), AZ Industrial Development Authority (Freedom Academy, Inc.); Series 2016, RB(d)	5.50%	07/01/2046	4,135	4,687,953
Phoenix (City of), AZ Industrial Development Authority (Gourmet Boutique West LLC); Series 2007 B, IDR (Acquired 03/01/2007-03/20/2019; Cost $2,520,000)(a)(g)	5.88%	11/01/2037	2,680	2,528,523
Phoenix (City of), AZ Industrial Development Authority (Leman Academy of Excellence - Oro Valley);
Series 2019 A, RB(d)	5.00%	07/01/2049	595	610,569
Series 2019 A, RB(d)	5.00%	07/01/2054	530	543,647
Phoenix (City of), AZ Industrial Development Authority (Vista College Preparatory); Series 2018 A, RB	5.00%	07/01/2048	1,185	1,402,744
Phoenix Civic Improvement Corp.;
Series 2018, RB(a)	5.00%	07/01/2048	10,000	12,250,937
Series 2020, RB	5.00%	07/01/2044	7,500	9,702,515
Pima (County of), AZ Industrial Development Authority; Series 2021, RB(d)	5.00%	07/01/2056	2,310	2,587,820
Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2015, Ref. RB(d)	5.63%	06/15/2045	2,250	2,463,164
Series 2017, RB(d)	5.00%	06/15/2052	2,970	3,013,816
Pima (County of), AZ Industrial Development Authority (Arizona Charter Schools Ref.); Series 2013 Q, Ref. RB	5.38%	07/01/2031	4,050	4,138,009
Pima (County of), AZ Industrial Development Authority (Christian Care Tuscon, Inc.);
Series 2017 A, Ref. RB	5.00%	06/15/2037	1,550	1,776,344
Series 2017 C, RB	5.00%	12/15/2047	2,830	3,213,946
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(d)	5.50%	09/01/2046	2,400	2,527,170
Pima (County of), AZ Industrial Development Authority (Milestones Charter School Refunding); Series 2017 A, Ref. RB(d)	6.50%	11/01/2047	5,530	5,889,511

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                     Invesco Rochester® Municipal Opportunities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Arizona–(continued)
Pima (County of), AZ Industrial Development Authority (P.L.C. Charter Schools);
Series 2016, Ref. RB(d)	6.00%	12/01/2036	$3,315	$ 3,642,225
Series 2016, Ref. RB(d)	6.00%	12/01/2046	6,310	6,845,611
Pima (County of), AZ Industrial Development Authority (Paideia Academies (The));
Series 2015, RB(d)	6.00%	07/01/2035	1,025	1,129,586
Series 2015, RB(d)	6.13%	07/01/2045	3,310	3,615,041
Series 2019, RB	5.13%	07/01/2039	650	690,403
Series 2019, RB	5.25%	07/01/2049	810	856,491
Pinal (County of), AZ Industrial Development Authority (San Manuel Facility); Series 2006, RB(a)	6.25%	06/01/2026	430	458,136
Pinal (County of), AZ Industrial Development Authority (WOF SW GGP 1 LLC) (Green Bonds); Series 2018, RB(a)(d)	7.25%	10/01/2033	20,000	22,248,246
Show Low Bluff Community Facilities District (Assessment Area One); Series 2007, RB(d)	5.60%	07/01/2031	191	191,002
Southside Community Facilities District No. 1; Series 2008, RB(f)	7.25%	07/01/2032	1,022	938,157
Tempe (City of), AZ Industrial Development Authority (Friendship Village);
Series 2012 A, Ref. RB	6.00%	12/01/2032	695	700,667
Series 2012 A, Ref. RB	6.25%	12/01/2042	1,550	1,561,987
Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU);
Series 2017 A, RB(d)	6.00%	10/01/2037	1,010	1,134,836
Series 2017 A, RB(d)	6.13%	10/01/2052	2,360	2,624,194
Verrado Community Facilities District No. 1;
Series 2013 A, Ref. GO Bonds(d)	6.00%	07/15/2027	1,800	1,902,778
Series 2013 B, GO Bonds(d)	5.70%	07/15/2029	675	706,736
Series 2013 B, GO Bonds(d)	6.00%	07/15/2033	610	637,109
				159,202,779

Arkansas–0.05%
Cave Springs Municipal Property Owners’ Improvement District No. 3; Series 2007, GO Bonds(f)	6.25%	02/01/2038	4,665	4,665,000

California–12.84%
Alameda (County of), CA Corridor Transportation Authority; Series 2013 A, Ref. RB	5.00%	10/01/2021	100	100,381
Blythe (City of), CA Redevelopment Agency Successor Agency (Project No. 1); Series 2000 A, RB	6.20%	05/01/2031	155	155,406
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(h)	0.00%	06/01/2055	212,950	17,470,248
California (State of);
Series 2007, Ref. GO Bonds (INS - AGM)(c)	5.25%	08/01/2032	77,865	109,794,523
Series 2019, GO Bonds	5.00%	04/01/2049	3,200	4,046,392
Series 2020, Ref. GO Bonds(i)	4.00%	03/01/2037	12,500	15,164,069
Series 2020, Ref. GO Bonds(i)	4.00%	03/01/2038	15,000	18,125,939
Series 2020, Ref. GO Bonds(i)	4.00%	03/01/2040	13,000	15,612,704
Series 2021, Ref. GO Bonds	5.00%	09/01/2030	19,500	26,358,698
Series 2021, Ref. GO Bonds	5.00%	12/01/2030	9,825	13,356,432
Series 2021, Ref. GO Bonds	5.00%	09/01/2031	35,000	48,286,423
California (State of) County Tobacco Securitization Agency;
Series 2006 A, RB(h)	0.00%	06/01/2050	520,920	90,112,961
Series 2006 B, RB(h)	0.00%	06/01/2050	107,400	16,159,941
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.);
Series 2002, RB	5.88%	06/01/2035	2,110	2,113,872
Series 2002, RB	6.00%	06/01/2042	19,120	19,155,064
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2002, RB	6.13%	06/01/2038	5,000	5,005,192
Series 2006 A, RB(h)	0.00%	06/01/2046	127,310	26,168,316
Series 2006 B, RB(h)	0.00%	06/01/2046	33,920	6,724,084
Series 2006 C, RB(h)	0.00%	06/01/2055	215,100	21,106,752
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	5,510	5,520,130
California (State of) Housing Finance Agency; Series 2019 A-1, RB	4.25%	01/15/2035	589	726,677
California (State of) Infrastructure & Economic Development Bank; Series 2017, RB(i)	5.00%	05/15/2052	31,530	38,249,248

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                     Invesco Rochester® Municipal Opportunities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
California–(continued)
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(a)	5.00%	12/31/2043	$10,800	$ 13,138,213
Series 2018 A, RB(a)	5.00%	12/31/2047	2,750	3,331,098
Series 2018 B, RB(a)	5.00%	06/01/2048	2,575	3,112,996
California (State of) Pollution Control Financing Authority (Aemerge Redpak Services Southern California LLC); Series 2017, RB (Acquired 08/15/2017; Cost $3,000,000)(a)(d)(e)(g)	8.00%	12/01/2027	3,000	240,000
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB (Acquired 05/25/2017; Cost $5,914,802)(a)(d)(e)(g)	7.50%	07/01/2032	6,075	3,948,750
Series 2017, RB (Acquired 05/25/2017-07/17/2018; Cost $15,389,964)(a)(d)(e)(g)	8.00%	07/01/2039	14,995	9,746,750
Series 2020, RB (Acquired 10/06/2020; Cost $2,523,794)(a)(d)(g)	7.50%	07/01/2032	2,650	2,482,234
California (State of) School Finance Authority (Escuela Popular); Series 2017, RB(d)	6.50%	07/01/2050	4,130	4,689,516
California (State of) School Finance Authority (Grimmway Schools); Series 2016 A, RB(d)	5.25%	07/01/2051	5,945	6,701,671
California (State of) School Finance Authority (Kepler Neighborhood School);
Series 2017 A, RB (CEP - Colorado Higher Education Intercept Program)(d)	5.00%	05/01/2027	360	389,867
Series 2017 A, RB (CEP - Colorado Higher Education Intercept Program)(d)	5.75%	05/01/2037	900	1,015,994
Series 2017 A, RB (CEP - Colorado Higher Education Intercept Program)(d)	5.88%	05/01/2047	1,230	1,376,164
California (State of) School Finance Authority (Rocketship Education);
Series 2017 A, RB(d)	5.13%	06/01/2047	595	662,227
Series 2017 A, RB(d)	5.25%	06/01/2052	665	742,251
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts); Series 2019, RB(d)	5.25%	07/01/2052	1,450	1,574,802
California (State of) Statewide Communities Development Authority (River Run Senior Apartments - Corona); Series 2003, RB(a)	6.75%	09/01/2037	10	10,018
California (State of) Statewide Communities Development Authority (Yucaipa Valley Water Reservoir); Series 2014, RB	6.00%	09/02/2044	7,355	7,780,752
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002 A, RB	6.00%	05/01/2037	4,520	4,540,632
Series 2002 B, RB	6.00%	05/01/2043	12,035	12,155,110
Series 2002, RB	6.00%	05/01/2043	100	100,998
California Statewide Communities Development Authority (Kaiser Permanente); Series 2009 C-1, RB(j)	5.00%	11/01/2029	5,000	6,606,072
Del Mar Race Track Authority; Series 2015, Ref. RB	5.00%	10/01/2038	4,075	4,079,034
Fremont Union High School District; Series 2013, GO Bonds(j)(k)	4.00%	08/01/2023	18,275	19,633,761
Fresno Unified School District; Series 2016 B, Ref. GO Bonds(h)	0.00%	08/01/2042	7,780	4,043,461
Garden Grove Unified School District (Election of 2016); Series 2019, GO Bonds	4.00%	08/01/2048	4,625	5,314,241
Golden State Tobacco Securitization Corp.;
Series 2007 A-2, RB	5.30%	06/01/2037	31,350	32,415,069
Series 2017 A-1, Ref. RB	5.00%	06/01/2029	555	679,089
Lathrop (City of), CA (Community Facilities District No. 03-2); Series 2003, RB	7.00%	09/01/2033	1,015	1,019,439
Livermore-Amador Valley Water Management Agency; Series 2011, Ref. RB(j)(k)	5.00%	09/24/2021	4,765	4,779,142
Long Beach (City of), CA (Green Bonds); Series 2017 B, RB(a)	5.00%	05/15/2043	4,000	4,765,870
Los Angeles (City of), CA (Community Facilities District No. 8); Series 2010, RB	5.75%	09/01/2040	1,625	1,659,372
Los Angeles (City of), CA Department of Airports;
Series 2016 A, RB(a)	5.00%	05/15/2033	1,500	1,789,693
Series 2018 C, RB(a)(i)	5.00%	05/15/2044	55,750	68,580,450
Series 2018, Ref. RB(a)(i)	5.00%	05/15/2043	25,000	31,104,610
Series 2020 C, RB(a)	5.00%	05/15/2045	25,000	31,350,785
Series 2021 A, Ref. RB(a)	5.00%	05/15/2046	5,000	6,379,979
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2018 A, RB(a)	5.00%	05/15/2035	1,000	1,248,939
Series 2018 A, RB(a)	5.00%	05/15/2036	1,385	1,729,245
Los Angeles (City of), CA Department of Water & Power; Series 2017 A, RB	5.00%	07/01/2047	10,000	12,032,193
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building);
Series 2018 A, RB	5.00%	12/01/2043	13,345	16,638,941
Series 2018 A, RB	5.00%	12/01/2051	7,875	9,736,270
Los Angeles Unified School District;
Series 2020 C, GO Bonds	4.00%	07/01/2040	10,000	12,019,266
Series 2020 RYQ, GO Bonds	4.00%	07/01/2044	10,000	11,900,539
Maywood (City of), CA Public Financing Authority (Infrastructure Refinancing); Series 2008 A, Ref. RB	7.00%	09/01/2038	255	255,246

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                     Invesco Rochester® Municipal Opportunities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
California–(continued)
Morongo Band of Mission Indians (The); Series 2018 A, RB(d)	5.00%	10/01/2042	$4,500	$ 5,390,365
Placer (County of), CA (Placer Corporate Center Assessment District No. 1); Series 2000, RB	6.50%	09/02/2030	45	45,702
Regional Airports Improvement Corp. (Los Angeles International Airport - Continental Airlines, Inc. Cargo Facilities); Series 1994, RB(a)	9.25%	08/01/2024	4,305	4,335,066
Rialto (City of), CA Redevelopment Agency Successor Agency; Series 2018, Ref. RB	5.00%	09/01/2037	3,975	4,923,222
Sacramento (City of), CA (Convention Center Complex); Series 2018 A, RB	5.00%	06/01/2048	10,000	11,913,650
Sacramento (City of), CA Municipal Utility District (Green Bonds); Series 2020 H, RB	5.00%	08/15/2050	30,000	38,758,779
San Buenaventura (City of), CA (Community Memorial Health System); Series 2011, RB(j)(k)	8.00%	12/01/2021	2,000	2,038,117
San Diego Unified School District; Series 2020 D-2, GO Bonds	4.00%	07/01/2050	15,000	17,950,165
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2018 D, RB(a)	5.00%	05/01/2048	4,700	5,740,071
Series 2019 E, RB(a)	5.00%	05/01/2050	58,000	71,125,702
Series 2021 A, Ref. RB(a)	5.00%	05/01/2031	12,095	16,134,114
San Francisco (City of), CA (Green Bonds); Series 2020 A, RB	4.00%	11/01/2050	6,355	7,583,007
San Francisco (City of), CA Public Utilities Commission; Series 2020 C, RB	4.00%	11/01/2050	7,270	8,674,817
Santa Clara (County of), CA; Series 2013 B, GO Bonds	4.00%	08/01/2040	15,920	16,396,966
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(h)	0.00%	06/01/2036	60,785	26,843,434
Series 2007 A, RB(h)	0.00%	06/01/2047	58,990	13,886,918
Series 2007 B, RB(h)	0.00%	06/01/2047	13,505	3,061,956
Series 2007 C, RB(h)	0.00%	06/01/2056	61,600	7,140,481
Stockton Unified School District;
Series 2011 D, GO Bonds (INS - AGM)(c)(h)	0.00%	08/01/2037	6,245	4,423,925
Series 2011 D, GO Bonds (INS - AGM)(c)(h)	0.00%	08/01/2038	12,115	8,324,130
Series 2011 D, GO Bonds (INS - AGM)(c)(h)	0.00%	08/01/2041	14,735	9,197,811
Series 2011 D, GO Bonds (INS - AGM)(c)(h)	0.00%	08/01/2043	17,145	10,021,433
University of California;
Series 2020 BE, Ref. RB	4.00%	05/15/2050	5,000	5,894,509
Series 2021 BH, Ref. RB	4.00%	05/15/2051	25,000	29,924,055
Series 2021 Q, Ref. RB	5.00%	05/15/2046	25,000	32,518,285
Series 2022 S, Ref. RB	5.00%	05/15/2032	4,000	5,465,935
Vacaville Unified School District;
Series 2020 D, GO Bonds	4.00%	08/01/2042	1,000	1,163,037
Series 2020 D, GO Bonds	4.00%	08/01/2045	1,850	2,140,944
West Hollywood (City of), CA Community Development Department (East Side Redevelopment); Series 2011 A, RB	7.50%	09/01/2042	3,500	3,500,000
				1,241,530,797

Colorado–5.54%
3rd and Havana Metropolitan District;
Series 2020 A, GO Bonds	4.50%	12/01/2030	2,485	2,711,834
Series 2020 A, GO Bonds	5.25%	12/01/2049	4,200	4,603,753
Series 2020 B, GO Bonds	7.75%	12/15/2049	1,925	2,008,946
Amber Creek Metropolitan District;
Series 2017 A, Ref. GO Bonds	5.13%	12/01/2047	1,029	1,082,334
Series 2017 B, GO Bonds	7.75%	12/15/2047	464	483,738
Arista Metroplitan District;
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2038	1,240	1,340,006
Series 2018 A, Ref. GO Bonds	5.13%	12/01/2048	3,500	3,768,248
Aspen Street Metropolitan District; Series 2021 A, GO Bonds	5.13%	12/01/2050	1,075	1,124,307
Aurora Crossroads Metropolitan District No. 2;
Series 2020 A, GO Bonds	5.00%	12/01/2050	2,625	2,868,249
Series 2020 B, GO Bonds	7.75%	12/15/2050	4,500	4,712,252
Banning Lewis Ranch Metropolitan District No. 4; Series 2018 A, GO Bonds	5.75%	12/01/2048	3,260	3,540,971
Banning Lewis Ranch Metropolitan District No. 5;
Series 2018 A, GO Bonds	5.75%	12/01/2048	2,195	2,384,117
Series 2018 B, GO Bonds	8.00%	12/15/2048	500	528,287
Base Village Metropolitan District No. 2;
Series 2016 A, Ref. GO Bonds	5.75%	12/01/2046	3,100	3,213,706
Series 2016 B, Ref. GO Bonds	6.50%	12/15/2048	3,500	3,031,301

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                     Invesco Rochester® Municipal Opportunities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Colorado–(continued)
Baseline Metropolitan District No. 1; Series 2021 B, GO Bonds	7.50%	12/15/2051	$2,190	$ 2,197,413
Bella Mesa Metropolitan District; Series 2020 A, GO Bonds(b)(d)	6.75%	12/01/2049	3,785	3,164,716
Belleview Village Metropolitan District; Series 2020, GO Bonds	4.95%	12/01/2050	870	945,849
Berthoud-Heritage Metropolitan District No. 1; Series 2019, RB	5.63%	12/01/2048	3,000	3,280,565
Blue Lake Metropolitan District No. 2; Series 2016 B, GO Bonds(j)(k)	8.00%	12/15/2021	500	525,683
Blue Lake Metropolitan District No. 3; Series 2018 A, GO Bonds	5.25%	12/01/2048	1,750	1,813,921
BNC Metropolitan District No. 1; Series 2017 B, GO Bonds	7.38%	12/15/2047	551	575,907
Brighton Crossing Metropolitan District No. 4; Series 2017 B, GO Bonds	7.00%	12/15/2047	670	697,527
Brighton Crossing Metropolitan District No. 6; Series 2020 A, GO Bonds	5.00%	12/01/2050	2,000	2,211,179
Broadway Station Metropolitan District No. 3; Series 2019, GO Bonds	5.00%	12/01/2049	1,750	1,921,864
Bromley Park Metropolitan District No. 2; Series 2018 B, Ref. GO Bonds	6.38%	12/15/2047	1,000	1,069,495
Broomfield (City & County of), CO Midcities Metropolitan District No. 2; Series 2016 B, Ref. GO Bonds	7.75%	12/15/2046	1,919	1,980,963
Buffalo Ridge Metropolitan District; Series 2018 B, GO Bonds	7.38%	12/15/2047	2,734	2,902,551
Canyons Metropolitan District No. 5; Series 2017 A, Ref. GO Bonds	6.13%	12/01/2047	4,500	4,737,691
Canyons Metropolitan District No. 6; Series 2017 A, Ref. GO Bonds	6.13%	12/01/2047	2,000	2,105,640
Centerra Metropolitan District No. 1; Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	4,000	4,405,380
Cherrylane Metropolitan District;
Series 2018 A, GO Bonds	5.25%	12/01/2047	1,338	1,436,154
Series 2018 B, GO Bonds	7.38%	12/15/2047	574	602,723
Cielo Metropolitan District; Series 2021, GO Bonds	5.25%	12/01/2050	2,500	2,644,814
City Center West Commercial Metropolitan District;
Series 2020 A, Ref. GO Bonds	7.00%	12/01/2049	3,995	4,401,818
Series 2020 B, GO Bonds	9.00%	12/15/2049	581	634,766
Clear Creek Station Metropolitan District No. 2; Series 2017 B, GO Bonds	7.38%	12/15/2047	500	521,780
Clear Creek Transit Metropolitan District No. 2;
Series 2021 A, GO Bonds	5.00%	12/01/2041	575	634,473
Series 2021 A, GO Bonds	5.00%	12/01/2050	1,000	1,100,364
Series 2021 B, GO Bonds	7.90%	12/15/2050	1,165	1,176,793
Colliers Hill Metropolitan District No. 1; Series 2019 B, Ref. GO Bonds	8.00%	12/15/2048	1,500	1,586,002
Colorado (State of);
Series 2021 A, COP	5.00%	12/15/2029	7,000	9,278,746
Series 2021 A, COP	5.00%	12/15/2030	5,000	6,750,274
Series 2021 A, COP	5.00%	12/15/2031	8,465	11,634,738
Series 2021 A, COP	5.00%	12/15/2032	11,345	15,534,771
Colorado (State of) Health Facilities Authority; Series 2019 A, Ref. RB	4.00%	01/01/2037	3,050	3,642,831
Colorado (State of) Health Facilities Authority (Commonspirit Health); Series 2019 A-2, Ref. RB	5.00%	08/01/2044	5,190	6,442,072
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2019 B, Ref. RB	4.00%	01/01/2040	3,000	3,550,469
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, RB	5.30%	07/01/2037	705	704,997
Colorado (State of) International Center Metropolitan District No. 3; Series 2018 B, GO Bonds	7.50%	12/15/2038	1,040	1,097,904
Colorado (State of) International Center Metropolitan District No. 8; Series 2020, GO Bonds	6.50%	12/01/2050	15,000	16,076,425
Colorado Crossing Metropolitan District No. 2;
Series 2020 A-2, GO Bonds	5.00%	12/01/2050	7,705	8,343,724
Series 2020 B, GO Bonds(d)	7.50%	12/15/2050	3,490	3,573,171
Copper Ridge Metropolitan District;
Series 2019, RB	5.00%	12/01/2039	4,250	4,587,937
Series 2019, RB	5.00%	12/01/2043	2,750	2,965,994
Copperleaf Metropolitan District No. 3;
Series 2017 A, GO Bonds(j)(k)	5.00%	12/01/2022	500	543,442
Series 2017 A, GO Bonds(j)(k)	5.13%	12/01/2022	700	761,906
Series 2017 B, GO Bonds(j)(k)	7.63%	12/15/2022	506	567,023
Country Club Highlands Metropolitan District; Series 2007, GO Bonds(f)	7.25%	12/01/2037	1,025	943,000
Creekside Village Metropolitan District;
Series 2019 A, GO Bonds	5.00%	12/01/2039	1,260	1,373,327
Series 2019 A, GO Bonds	5.00%	12/01/2049	2,165	2,343,604
Series 2019, GO Bonds	7.75%	12/15/2049	616	647,201
Cundall Farms Metropolitan District;
Series 2017 B, GO Bonds(j)(k)	7.38%	12/15/2022	750	836,986
Series 2017 C, GO Bonds(j)(k)	12.00%	12/15/2022	792	929,786

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                     Invesco Rochester® Municipal Opportunities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Colorado–(continued)
Dacono Urban Renewal Authority; Series 2020, RB	6.25%	12/01/2039	$4,010	$ 4,311,791
Denver (City & County of), CO;
Series 2012 B, RB	5.00%	11/15/2025	170	179,934
Series 2021 A, RB	4.00%	08/01/2051	20,000	23,777,792
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(a)	5.00%	10/01/2032	3,000	3,194,368
Denver Connection West Metropolitan District; Series 2017 A, GO Bonds	5.38%	08/01/2047	1,250	1,320,075
Denver Gateway Center Metropolitan District;
Series 2018 A, GO Bonds	5.50%	12/01/2038	1,359	1,470,961
Series 2018 A, GO Bonds	5.63%	12/01/2048	2,130	2,299,066
Denver International Business Center Metropolitan District No. 1; Series 2019 B, GO Bonds	6.00%	12/01/2048	2,290	2,485,038
Deutsche Bank Spears/Lifers Trust; Series 2013, RB(i)	5.00%	01/01/2044	14,350	15,815,056
Dinosaur Ridge Metropolitan District; Series 2019 A, Ref. RB	5.00%	06/01/2049	1,275	1,369,943
Dublin North Metropolitan District No. 2; Series 2018 A, GO Bonds	5.13%	12/01/2047	1,672	1,788,530
E-86 Metropolitan District; Series 2021 A, GO Bonds	5.13%	12/01/2051	1,015	1,054,923
Eagle River Water and Sanitation District;
Series 2020 A, RB (INS - AGM)(c)	4.00%	12/01/2045	1,250	1,472,557
Series 2020 A, RB (INS - AGM)(c)	4.00%	12/01/2049	2,200	2,581,973
Elbert & Highway 86 Commercial Metropolitan District;
Series 2021 A, Ref. GO Bonds(d)	5.00%	12/01/2041	1,700	1,863,266
Series 2021 A, Ref. GO Bonds(d)	5.00%	12/01/2051	2,000	2,175,411
Series 2021 B, GO Bonds(d)	8.00%	12/15/2051	1,910	1,928,350
Elbert (County of), CO & Highway 86 Metropolitan District; Series 2016, Ref. GO Bonds(d)	5.75%	12/01/2046	2,600	3,166,243
Erie (Town of), CO Farm Metropolitan District;
Series 2016 A, GO Bonds	5.50%	12/01/2045	2,000	2,070,619
Series 2016 B, GO Bonds	7.75%	12/15/2045	600	619,437
Erie Commons Metropolitan District No. 2; Series 2019 B, Ref. GO Bonds	6.95%	12/15/2054	3,100	3,271,248
Evan’s Place Metropolitan District; Series 2020 MDD, GO Bonds	5.00%	12/01/2050	1,575	1,738,158
First Creek Village Metropolitan District; Series 2019 B, GO Bonds	6.75%	08/01/2049	515	560,923
Fitzsimons Village Metropolitan District No. 1; Series 2020, Ref. GO Bonds	5.00%	12/01/2049	1,040	1,113,912
Flying Horse Metropolitan District No. 3; Series 2019, Ref. GO Bonds(d)	6.00%	12/01/2049	2,965	3,165,100
Forest Trace Metropolitan District No. 3; Series 2020 B, GO Bonds	7.88%	12/15/2049	933	1,010,794
Geos Neighborhood Metropolitan District; Series 2021, GO Bonds(b)	6.13%	12/01/2050	3,075	2,731,271
Godding Hollow Metropolitan District (In The Town of Frederick); Series 2018, GO Bonds	6.50%	12/01/2034	439	468,075
Green Valley Ranch East Metropolitan District No. 6; Series 2020 A, GO Bonds	5.88%	12/01/2050	3,325	3,697,351
Haskins Station Metropolitan District; Series 2019 A, GO Bonds	5.00%	12/01/2049	925	999,740
Hawthorn Metropolitan District No. 2; Series 2017 C, GO Bonds	10.00%	12/15/2051	928	965,523
Highlands-Mead Metropolitan District;
Series 2020 B, GO Bonds(d)	7.75%	12/15/2050	515	539,524
Series 2020, GO Bonds	5.13%	12/01/2050	1,395	1,525,839
Home Place Metropolitan District; Series 2020 A, GO Bonds	5.75%	12/01/2050	2,340	2,590,160
Hunters Overlook Metropolitan District No. 5; Series 2019 B, GO Bonds	8.50%	12/15/2049	1,825	1,910,616
Hunting Hill Metropolitan District; Series 2018, Ref. GO Bonds	5.63%	12/01/2048	5,015	5,412,734
Iliff Commons Metropolitan District No. 3; Series 2016 A, GO Bonds	6.00%	12/01/2046	767	792,878
Interpark Metropolitan District; Series 2018, GO Bonds(d)	5.50%	12/01/2048	2,235	2,404,622
Interquest South Business Improvement District; Series 2017, GO Bonds	5.00%	12/01/2047	1,365	1,434,905
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	9,910	10,684,294
Jones District Community Authority Board; Series 2020 A, RB(b)	5.75%	12/01/2050	6,800	6,039,249
Karl’s Farm Metropolitan District No. 2; Series 2020 A, GO Bonds(d)	5.63%	12/01/2050	1,695	1,871,766
Kinston Metropolitan District No. 5;
Series 2020 A, GO Bonds	5.13%	12/01/2050	2,900	3,240,449
Series 2020 B, GO Bonds	7.50%	12/15/2052	3,850	4,109,793
Leyden Ranch Metropolitan District;
Series 2017 B, GO Bonds	7.00%	12/15/2047	500	521,237
Series 2017 C, GO Bonds	11.00%	12/15/2050	600	612,858
Leyden Rock Metropolitan District No. 10;
Series 2016 B, GO Bonds	7.25%	12/15/2045	1,195	1,234,285
Series 2017 C, Ref. GO Bonds	10.75%	12/15/2049	1,025	1,056,191
Littleton Village Metropolitan District No. 2; Series 2018, Ref. GO Bonds	7.63%	12/15/2028	1,140	1,212,653

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                     Invesco Rochester® Municipal Opportunities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Colorado–(continued)
Lochbuie Station Residential Metropolitan District;
Series 2020 A, GO Bonds	5.75%	12/01/2050	$1,185	$ 1,309,352
Series 2020 B, GO Bonds	8.00%	12/15/2050	521	547,905
Meadowlark Metropolitan District;
Series 2020 A, GO Bonds	5.13%	12/01/2050	750	820,343
Series 2020 B, GO Bonds	7.63%	12/15/2050	607	636,032
Millers Landing Business Improvement District;
Series 2018 A, RB(d)	6.00%	12/01/2048	8,065	8,557,005
Series 2018 B, RB(d)	8.00%	12/01/2048	2,185	2,311,624
Mirabelle Metropolitan District No. 2; Series 2020 B, GO Bonds	7.38%	12/15/2049	1,473	1,531,691
Mountain Shadows Metropolitan District; Series 2016, Ref. GO Bonds	5.00%	12/01/2046	1,000	1,078,783
Mountain Sky Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2049	980	1,063,553
North Holly Metropolitan District; Series 2018 A, GO Bonds	5.50%	12/01/2048	1,760	1,894,361
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.25%	12/01/2050	7,320	8,155,980
Painted Prairie Public Improvement Authority; Series 2019, RB	5.00%	12/01/2049	17,000	18,562,429
Penrith Park Metropolitan District;
Series 2019 A, GO Bonds	5.00%	12/01/2049	1,705	1,845,102
Series 2019 B, GO Bonds	8.75%	12/15/2049	900	939,468
Pinon Pines Metropolitan District No. 2; Series 2020, GO Bonds	5.00%	12/01/2050	1,195	1,307,280
Powhaton Road Metropolitan District No. 2; Series 2019 A, GO Bonds	5.63%	12/01/2048	2,290	2,472,288
Prairie Farm Metropolitan District;
Series 2018 A, GO Bonds	5.25%	12/01/2048	2,290	2,449,654
Series 2018 B, GO Bonds	7.38%	12/15/2048	1,270	1,337,270
Prairiestar Metropolitan District No. 2; Series 2016, GO Bonds	5.75%	12/01/2046	2,382	2,467,649
Pronghorn Valley Metropolitan District; Series 2021 A, GO Bonds	4.00%	12/01/2051	650	656,210
Pueblo Urban Renewal Authority (Evraz); Series 2021, RB(d)	4.75%	12/01/2045	3,375	3,883,615
PV-ERU Holding Trust; Series 2019, RB(h)	0.00%	02/14/2039	12,585	2,642,850
Raindance Metropolitan District No. 2; Series 2019 B, GO Bonds	7.50%	12/15/2049	2,285	2,387,725
Remuda Ranch Metropolitan District;
Series 2020 A, GO Bonds	5.00%	12/01/2050	2,300	2,548,734
Series 2020 B, GO Bonds	7.63%	12/15/2050	573	590,006
Rendezvous Metropolitan District No. 4; Series 2018 A, GO Bonds	5.63%	12/01/2048	4,340	4,684,201
Ridgeline Vista Metropolitan District; Series 2021 A, GO Bonds	5.25%	12/01/2060	1,000	1,113,572
Ritoro Metropolitan District; Series 2019 A, GO Bonds	5.00%	12/01/2049	2,000	2,156,595
Sabell Metropolitan District;
Series 2020 A, GO Bonds(d)	5.00%	12/01/2050	1,060	1,159,539
Series 2020 B-3, GO Bonds(d)	8.25%	12/15/2050	605	627,542
Second Creek Farm Metropolitan District No. 3;
Series 2019 A, GO Bonds	5.00%	12/01/2049	6,195	6,706,063
Series 2019 B, GO Bonds	7.63%	12/15/2049	1,696	1,778,440
Settler’s Crossing Metropolitan District No. 1;
Series 2020 A, GO Bonds(d)	5.13%	12/01/2050	1,630	1,790,631
Series 2020 B, GO Bonds	7.63%	12/15/2050	598	629,121
Sheridan Station West Metropolitan District; Series 2017, GO Bonds	6.00%	12/01/2047	1,200	1,258,109
Sky Ranch Community Authority Board;
Series 2019 B, RB	7.63%	12/15/2049	880	1,006,321
Series 2019, RB	5.00%	12/01/2049	2,835	3,139,914
South Aurora Regional Improvement Authority; Series 2018, RB	6.25%	12/01/2057	2,815	3,014,540
South Timnath Metropolitan District No. 1;
Series 2019 A, GO Bonds	5.50%	12/01/2048	1,000	1,087,520
Series 2019 B, GO Bonds	8.00%	12/15/2048	2,208	2,326,621
Southglenn Metropolitan District; Series 2016, Ref. GO Bonds	5.00%	12/01/2036	810	838,334
Spring Valley Metropolitan District No. 3;
Series 2020 A, GO Bonds	5.00%	12/01/2049	1,360	1,481,657
Series 2020 B, GO Bonds	8.50%	12/15/2049	1,330	1,391,346
Spring Valley Metropolitan District No. 4;
Series 2020 A, GO Bonds	5.13%	12/01/2050	1,775	1,944,213
Series 2020 B, GO Bonds	7.63%	12/15/2050	2,810	2,954,480
STC Metropolitan District No. 2; Series 2019 B, GO Bonds	8.00%	12/15/2049	3,954	4,126,653

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                     Invesco Rochester® Municipal Opportunities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Colorado–(continued)
Sterling Ranch Community Authority Board; Series 2020 B, RB	7.13%	12/15/2050	$750	$ 793,891
Stone Creek Metropolitan District;
Series 2018 A, GO Bonds	5.63%	12/01/2047	2,000	2,159,220
Series 2018, GO Bonds	7.88%	12/15/2047	600	633,864
Table Mountain Metropolitan District; Series 2016 B, GO Bonds(j)(k)	7.75%	12/15/2021	569	597,733
Tailholt Metropolitan District No. 3; Series 2018 A, GO Bonds	6.00%	12/01/2048	7,550	8,088,307
Tallyn’s Reach Metropolitan District No. 3;
Series 2013, Ref. GO Bonds(j)(k)	5.00%	12/01/2023	294	322,316
Series 2016 A, GO Bonds(j)(k)	6.75%	12/15/2021	592	620,784
Talon Pointe Metropolitan District; Series 2019 A, Ref. GO Bonds	5.25%	12/01/2051	2,150	2,374,130
Three Springs Metropolitan District No. 1; Series 2020 B, Ref. GO Bonds	7.13%	12/15/2050	1,685	1,725,895
Timnath Ranch Metropolitan District No. 4;
Series 2018 A, GO Bonds	5.25%	12/01/2037	1,500	1,616,891
Series 2018 A, GO Bonds	5.38%	12/01/2047	1,900	2,041,030
Series 2018 B, GO Bonds	7.75%	12/15/2047	953	1,006,459
Trails at Crowfoot Metropolitan District No. 3; Series 2019 A, GO Bonds	5.00%	12/01/2049	2,000	2,156,062
Trails Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	6,999	7,003,501
Transport Metropolitan District No. 3;
Series 2021 A-1, GO Bonds	5.00%	12/01/2051	4,000	4,474,214
Series 2021 A-2, GO Bonds(b)	5.50%	12/01/2051	3,000	2,697,489
Two Bridges Metropolitan District;
Series 2018 A, GO Bonds	5.63%	08/01/2048	1,610	1,736,687
Series 2018 B, GO Bonds	7.88%	08/01/2048	508	534,576
Village at Dry Creek Metropolitan District No. 2 (The); Series 2019, GO Bonds	4.38%	12/01/2044	1,570	1,667,484
Village at Southgate Metropolitan District; Series 2018 A, GO Bonds(d)	5.63%	12/01/2048	1,375	1,481,786
Villas Eastlake Reservoir Metropolitan District; Series 2016 A, GO Bonds(j)(k)	6.50%	12/01/2021	1,645	1,719,834
Westcreek Metropolitan District No. 2; Series 2019 A, GO Bonds	5.38%	12/01/2048	1,300	1,408,455
White Buffalo Metropolitan District No. 3; Series 2020, GO Bonds	5.50%	12/01/2050	2,785	3,069,922
Wild Plum Metropolitan District;
Series 2019 A, GO Bonds	5.00%	12/01/2049	600	655,053
Series 2019 B, GO Bonds(d)	7.75%	12/15/2049	504	536,670
Willow Bend Metropolitan District; Series 2019 B, GO Bonds	7.63%	12/15/2049	755	796,039
Willow Springs Metropolitan District; Series 2019 B, GO Bonds	7.75%	12/15/2049	650	680,293
Woodmen Heights Metropolitan District No. 1;
Series 2012 A, Ref. GO Bonds	6.00%	12/01/2041	5,011	5,078,590
Series 2012 B, Ref. GO Bonds(j)(k)	7.30%	12/15/2021	26,763	27,279,101
Woodmen Heights Metropolitan District No. 2; Series 2020 B-1, Ref. GO Bonds	6.25%	12/15/2040	1,825	1,980,892
				535,819,378

Connecticut–0.37%
Connecticut (State of);
Series 2021 A, RB	5.00%	05/01/2041	2,500	3,271,125
Series 2021 C, Ref. RB	5.00%	01/01/2031	3,000	4,024,479
Series 2021 C, Ref. RB	5.00%	01/01/2032	2,500	3,410,929
Connecticut (State of) Health & Educational Facilities Authority; Series 1997, RB	5.00%	07/01/2029	9,950	13,105,176
Connecticut (State of) Health & Educational Facilities Authority (Nuvance Health);
Series 2019 A, Ref. RB	4.00%	07/01/2041	3,870	4,464,560
Series 2019 A, Ref. RB	4.00%	07/01/2049	5,000	5,670,381
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(e)(f)	5.13%	10/01/2036	470	56,400
Mashantucket Western Pequot Tribe; Series 2013, RB(e)	6.05%	07/01/2031	13,420	2,013,000
				36,016,050

District of Columbia–3.09%
District of Columbia (Rocketship DC Obligated Group - Issue No. 1); Series 2019 B, RB(d)	5.30%	06/01/2023	250	252,317
District of Columbia Tobacco Settlement Financing Corp.;
Series 2001, RB	6.75%	05/15/2040	32,955	33,990,413
Series 2006 C, RB(h)	0.00%	06/15/2055	850,680	86,683,016
Series 2006 D, RB(h)	0.00%	06/15/2055	555,000	50,045,016
District of Columbia Water & Sewer Authority; Series 2018 B, RB	5.00%	10/01/2049	1,045	1,285,757

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                     Invesco Rochester® Municipal Opportunities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
District of Columbia–(continued)
Metropolitan Washington Airports Authority;
Series 2012 A, RB(a)	5.00%	10/01/2031	$5,865	$ 6,155,497
Series 2016 A, Ref. RB(a)(i)	4.00%	10/01/2035	11,530	13,169,897
Series 2019 A, Ref. RB(a)	5.00%	10/01/2044	3,500	4,372,916
Series 2019 A, Ref. RB(a)	5.00%	10/01/2049	16,585	20,599,532
Series 2020 A, Ref. RB(a)	4.00%	10/01/2036	3,400	4,100,527
Series 2020 A, Ref. RB(a)	4.00%	10/01/2038	3,020	3,621,489
Series 2020 A, Ref. RB(a)	4.00%	10/01/2039	2,385	2,836,871
Series 2021 A, Ref. RB(a)	5.00%	10/01/2029	5,000	6,512,855
Series 2021 A, Ref. RB(a)	5.00%	10/01/2031	20,765	28,132,623
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2049	10,000	11,516,328
Washington (State of) Metropolitan Airports Authority;
Series 2018 A, Ref. RB(a)	5.00%	10/01/2037	11,000	13,746,071
Series 2018 A, Ref. RB(a)	5.00%	10/01/2048	1,810	2,245,282
Washington (State of) Metropolitan Area Transit Authority (Green Bonds);
Series 2021 A, RB	5.00%	07/15/2030	1,625	2,179,494
Series 2021 A, RB	5.00%	07/15/2031	5,000	6,834,344
				298,280,245

Florida–7.44%
Alachua (County of), FL Health Facilities Authority (Oak Hammock at the University of Florida);
Series 2012 A, Ref. RB	8.00%	10/01/2032	750	809,554
Series 2012 A, Ref. RB	8.00%	10/01/2042	1,000	1,074,228
Series 2012 A, Ref. RB	8.00%	10/01/2046	1,000	1,073,107
Amelia Concourse Community Development District;
Series 2007, RB(e)(f)	5.75%	05/01/2038	4,655	4,236,050
Series 2016, RB	6.00%	05/01/2047	1,905	2,047,281
Series 2019 A, RB	5.65%	05/01/2049	2,820	3,155,940
Series 2019 B-2, RB	7.25%	05/01/2029	985	1,031,690
Arlington Ridge Community Development District; Series 2006 A, RB	5.50%	05/01/2036	2,335	2,335,340
Belle Isle (City of), FL (Cornerstone Charter Academy and Cornerstone Charter High School); Series 2012, RB	6.00%	10/01/2042	7,555	7,835,990
Broward (County of), FL;
Series 2019 A, RB	5.00%	09/01/2044	8,605	10,803,750
Series 2019 A, RB(a)	5.00%	10/01/2044	8,400	10,494,999
Series 2019 A, RB(a)	5.00%	10/01/2049	16,405	20,375,961
Buckeye Park Community Development District; Series 2008 A, RB(e)(f)	7.88%	05/01/2038	5,845	2,513,350
Canaveral Port Authority; Series 2018 A, RB(a)	5.00%	06/01/2045	9,320	11,109,414
Capital Trust Agency, Inc. (Advantage Academy of Hillsborough);
Series 2019 A, RB	5.00%	12/15/2049	1,545	1,698,997
Series 2019 A, RB	5.00%	12/15/2054	1,085	1,189,121
Capital Trust Agency, Inc. (Atlantic Housing Foundation Property); Series 2017 B, RB	6.00%	07/01/2042	3,120	3,065,132
Capital Trust Agency, Inc. (Elim Senior Housing, Inc.);
Series 2017, RB(d)	5.63%	08/01/2037	1,025	980,823
Series 2017, RB(d)	5.88%	08/01/2052	3,925	3,643,733
Capital Trust Agency, Inc. (Florida Charter Educational Foundation, Inc.);
Series 2018 A, RB(d)	5.38%	06/15/2038	850	970,835
Series 2018 A, RB(d)	5.38%	06/15/2048	1,590	1,790,074
Capital Trust Agency, Inc. (Franklin Academy);
Series 2020, RB(d)	5.00%	12/15/2050	3,955	4,325,753
Series 2020, RB(d)	5.00%	12/15/2055	2,845	3,104,946
Capital Trust Agency, Inc. (Paragon Academy of Technology and Sunshine Elementary Charter School);
Series 2019 A, RB(d)	5.75%	06/01/2054	3,735	4,080,423
Series 2019 B, RB(d)	6.00%	06/01/2028	380	392,822
Capital Trust Agency, Inc. (Viera Charter Schools, Inc.);
Series 2017 A, RB(d)	5.00%	10/15/2047	1,100	1,232,569
Series 2017 A, RB(d)	5.00%	10/15/2052	755	843,742

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                     Invesco Rochester® Municipal Opportunities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Florida–(continued)
Carlton Lakes Community Development District;
Series 2015, RB	5.63%	11/01/2036	$760	$ 860,968
Series 2015, RB	5.75%	11/01/2047	1,860	2,099,471
CFM Community Development District;
Series 2004 A, RB(e)(f)	6.25%	05/01/2035	1,987	168,910
Series 2004 A-2, RB	6.25%	05/01/2035	7,340	7,350,434
Chapel Creek Community Development District; Series 2006 A, RB(e)(f)	5.50%	05/01/2038	7,075	6,367,500
City of South Miami Health Facilities Authority, Inc.; Series 2017, Ref. RB(i)	4.00%	08/15/2036	14,000	15,970,707
Clearwater Cay Community Development District; Series 2006 A, RB(e)(f)	5.50%	05/01/2037	13,074	7,452,213
Collier (County of), FL Industrial Development Authority (Gulf Coast Academy South);
Series 2017 A, RB(d)	5.00%	12/01/2037	1,150	1,267,000
Series 2017 A, RB(d)	5.00%	12/01/2047	1,875	2,030,403
Creekside Community Development District; Series 2006, RB(e)(f)	5.20%	05/01/2038	1,690	760,500
CrossCreek Community Development District;
Series 2007 A, RB	5.60%	05/01/2039	15	12,715
Series 2016 A, RB	5.60%	05/01/2037	695	718,064
Escambia (County of), FL Health Facilities Authority; Series 2020, Ref. RB	4.00%	08/15/2045	7,000	8,002,432
Florida (State of);
Series 2018, GO Bonds(i)	4.00%	07/01/2037	3,725	4,494,291
Series 2018, GO Bonds(i)	4.00%	07/01/2038	4,030	4,825,935
Series 2018, GO Bonds(i)	4.00%	07/01/2039	4,195	5,006,873
Series 2018, GO Bonds(i)	4.00%	07/01/2040	4,360	5,169,325
Florida (State of) (Right-of-Way Acquisition);
Series 2021 B, Ref. GO Bonds	5.00%	07/01/2032	9,535	13,361,475
Series 2021 B, Ref. GO Bonds	5.00%	07/01/2033	10,575	15,120,508
Florida (State of) Department of Transportation; Series 2021 B, RB	5.00%	07/01/2032	7,035	9,563,964
Florida Development Finance Corp. (Florida Charter Foundation, Inc.); Series 2016 A, RB(d)	5.00%	07/15/2046	6,045	6,595,896
Florida Development Finance Corp. (Learning Gate Community School);
Series 2018 A, Ref. RB	5.00%	02/15/2038	300	331,740
Series 2018 A, Ref. RB	5.00%	02/15/2048	985	1,084,127
Florida Development Finance Corp. (Virgin Trains USA Passenger Rail);
Series 2019 A, Ref. RB(a)(d)(j)	6.38%	01/01/2026	13,000	13,496,659
Series 2019 A, Ref. RB(a)(d)(j)	6.50%	01/01/2029	14,305	14,812,677
Glades Correctional Development Corp.;
Series 2017 A, RB (Acquired 03/07/2006-12/12/2011; Cost $4,615,504)(g)	7.00%	03/01/2030	4,615	4,055,586
Series 2017 B, RB (Acquired 03/07/2006-12/12/2011; Cost $63,084)(g)	1.00%	03/01/2030	2,531	1,138,758
Greater Lakes/Sawgrass Bay Community Development District; Series 2006 A, RB	5.50%	05/01/2038	2,530	2,532,153
Greater Orlando Aviation Authority;
Series 2017 A, RB(a)	4.00%	10/01/2052	7,500	8,506,142
Series 2019 A, RB(a)	5.00%	10/01/2044	16,420	20,515,224
Series 2019 A, RB(a)	5.00%	10/01/2049	18,755	23,294,798
Highland Meadows Community Development District; Series 2006 A, RB	5.50%	05/01/2036	300	300,341
Hillsborough (County of), FL Aviation Authority (Tampa International Airport);
Series 2018 A, RB(a)	5.00%	10/01/2048	11,500	14,152,421
Series 2018 E, RB(a)	5.00%	10/01/2043	13,120	16,227,889
Hillsborough (County of), FL Port District (Tamp Port Authority); Series 2018 B, RB(a)	5.00%	06/01/2046	9,700	11,551,327
Indigo Community Development District; Series 2005, RB(e)(f)	5.75%	05/01/2036	4,775	3,342,500
Jacksonville (City of), FL; Series 2019 A, Ref. RB	5.00%	10/01/2029	4,390	5,753,946
JEA Water & Sewer System; Series 2021 A, Ref. RB	5.00%	10/01/2031	1,945	2,683,880
Lake (County of), FL (Imagine South Lake Charter School Program);
Series 2019, RB(d)	5.00%	01/15/2049	820	907,504
Series 2019, RB(d)	5.00%	01/15/2054	635	700,460
Lake (County of), FL (Lakeside at Waterman Village); Series 2020 A, Ref. RB	5.75%	08/15/2055	2,000	2,286,353
Lake (County of), FL (Village Veranda at Lady Lake); Series 2017 A-1, RB(d)	7.13%	01/01/2052	18,300	17,355,224
Lake Ashton II Community Development District; Series 2005 A, RB	5.38%	05/01/2036	1,929	1,930,068
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(d)	5.50%	07/15/2048	1,685	1,858,287
Series 2018 A, RB(d)	5.75%	07/15/2053	1,830	2,060,368
Lee (County of), FL Industrial Development Authority (Preserve (The)); Series 2017 A, RB(d)	5.75%	12/01/2052	1,785	1,868,626

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                     Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Legends Bay Community Development District; Series 2007 A, RB	5.88%	05/01/2038	$2,540	$ 2,544,757
Magnolia Creek Community Development District; Series 2007 A, RB(e)(f)	5.90%	05/01/2039	5,360	964,800
Magnolia West Community Development District; Series 2017, RB	5.35%	05/01/2037	180	181,524
Miami (City of) & Dade (County of), FL School Board; Series 2015 A, Ref. COP	5.00%	05/01/2032	10	11,550
Miami-Dade (County of), FL;
Series 2013 B, RB(a)(j)(k)	6.00%	10/01/2023	2,460	2,748,960
Series 2017 B, Ref. RB(a)	5.00%	10/01/2040	18,645	22,586,833
Series 2021 A-1, Ref. RB (INS - AGM)(a)(c)	4.00%	10/01/2045	14,790	17,193,375
Miami-Dade (County of), FL Transit System; Series 2018, RB(i)	4.00%	07/01/2045	11,000	12,656,309
Miami-Dade (County of), FL Water & Sewer System; Series 2019 B, RB(i)(l)	4.00%	10/01/2049	80,000	93,104,720
Montecito Community Development District; Series 2006 A, RB(e)(f)	5.50%	05/01/2037	5,210	3,959,600
Nassau (County of), FL (Nassau Care Centers, Inc.); Series 2008, RB (Acquired 12/27/2007; Cost $9,020,000)(g)	6.90%	01/01/2038	9,020	9,024,903
Naturewalk Community Development District; Series 2007 A, RB(e)(f)	5.50%	05/01/2038	4,345	1,564,200
Orange (County of), FL School Board; Series 2021 A, Ref. COP	5.00%	08/01/2032	3,500	4,886,982
Palm Beach (County of), FL Health Facilities Authority; Series 2020, RB	5.00%	06/01/2055	2,000	2,177,856
Palm Beach (County of), FL Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 A, RB	7.50%	06/01/2049	3,000	3,179,109
Palm Coast Park Community Development District; Series 2006, RB	5.70%	05/01/2037	10,505	10,520,017
Palm River Community Development District; Series 2007 A, RB(e)(f)	5.38%	05/01/2036	1,565	500,800
Pinellas (County of), FL Educational Facilities Authority (Pinellas Preparatory Academy); Series 2011 A, RB(j)(k)	7.13%	09/15/2021	2,250	2,255,562
Pinellas (County of), FL Industrial Development Authority (2017 Foundation for Global Understanding); Series 2019, RB	5.00%	07/01/2039	1,750	2,110,428
Polk (County of), FL Industrial Development Authority (Carpenter’s Home Estates); Series 2019, Ref. IDR	5.00%	01/01/2055	800	887,516
Polk (County of), FL Industrial Development Authority (Mineral Development LLC); Series 2020, RB(a)(d)	5.88%	01/01/2033	21,000	26,948,809
Portofino Isles Community Development District (Portofino Court); Series 2005, RB(e)(f)	5.60%	05/01/2036	5,905	3,661,100
Reunion East Community Development District;
Series 2002 A-2, RB(e)(f)	7.38%	05/01/2033	1,425	14
Series 2005, RB(e)(f)	5.80%	05/01/2036	3,420	34
Series 2015-1, RB	6.60%	05/01/2033	425	426,053
Series 2015-2, RB	6.60%	05/01/2036	2,505	2,511,208
Ridgewood Trails Community Development District; Series 2007 A, RB	5.65%	05/01/2038	125	125,088
Seminole (County of), FL Industrial Development Authority (Progressive Healthcare Providers/Fern Park, LLC Facility); Series 2005 A, RB	7.50%	03/01/2035	3,670	3,672,765
South Bay Community Development District;
Series 2005 A, RB(e)(f)	5.95%	05/01/2036	5,110	51
Series 2005 A-1, Ref. RB	5.95%	05/01/2036	6,285	5,512,738
Series 2005 A-2, Ref. RB(e)(f)	6.60%	05/01/2036	8,750	4,410,593
Series 2005 B-1, Ref. RB	5.13%	05/01/2023	5,205	5,230,900
Series 2005 B-2, Ref. RB(e)(f)	6.60%	05/01/2025	3,240	1,631,545
St. Johns (County of), FL Industrial Development Authority (Bayview); Series 2007 A, Ref. RB (Acquired 02/14/2007; Cost $992,657)(e)(f)(g)	5.25%	10/01/2041	1,000	700,000
St. Petersburg (City of), FL; Series 2019 A, RB	5.00%	10/01/2049	7,495	9,431,275
Tern Bay Community Development District; Series 2005 A, RB	5.38%	05/01/2037	565	565,838
Town Center at Palm Coast Community Development District; Series 2005, RB	6.00%	05/01/2036	12,440	12,453,540
Treeline Preserve Community Development District; Series 2007 A, RB(e)(f)	6.80%	05/01/2039	4,950	2,475,000
University of Central Florida;
Series 2021 A, Ref. RB	5.00%	10/01/2029	2,815	3,684,508
Series 2021 A, Ref. RB	5.00%	10/01/2030	2,960	3,944,958
Series 2021 A, Ref. RB	5.00%	10/01/2031	1,565	2,125,579
University of Florida Department of Housing & Residence Education; Series 2021 A, RB	5.00%	07/01/2030	5,920	7,892,810
Villages of Avignon Community Development District; Series 2007 A, RB(e)(f)	5.40%	05/01/2037	755	52,850

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                     Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Villages of Glen Creek Community Development District;
Series 2016 A, RB	4.75%	05/01/2026	$360	$ 372,507
Series 2016 A, RB	5.25%	05/01/2036	1,080	1,134,047
Series 2016 A, RB	5.38%	05/01/2046	1,815	1,902,019
Series 2016 A, RB	5.38%	05/01/2046	2,385	2,499,347
Waterford Estates Community Development District; Series 2006 A, RB(e)(f)	5.50%	05/01/2037	2,754	2,065,689
Water’s Edge Community Development District;
Series 2012 A-1, Ref. RB	5.35%	05/01/2039	115	115,138
Series 2012 A-2, Ref. RB	6.60%	05/01/2039	1,760	1,776,630
Waterstone Community Development District;
Series 2007 A, RB(b)(f)	6.88%	05/01/2037	1,214	891,771
Series 2007 B, RB(f)(h)	0.00%	11/01/2028	8,097	4,914,927
West Villages Improvement District;
Series 2005 A-1, RB	5.75%	05/01/2036	8,345	8,362,035
Series 2005 A-2, RB(e)(f)	5.75%	05/01/2036	7,610	4,413,800
Westridge Community Development District; Series 2005, RB	5.80%	05/01/2037	1,535	1,536,644
Westside Community Development District;
Series 2019 2, RB(e)(f)	5.65%	05/01/2037	1,065	855,735
Series 2019 2, RB(e)(f)	7.20%	05/01/2038	520	421,158
Wyld Palms Community Development District; Series 2007 A, RB(e)(f)	5.50%	05/01/2038	4,340	43,400
Zephyr Ridge Community Development District; Series 2006 A, RB(e)(f)	5.63%	05/01/2037	2,634	1,159,169
				719,143,339

Georgia–2.57%
Atlanta (City of), GA; Series 2019 D, RB(a)	4.00%	07/01/2040	4,000	4,673,441
Atlanta (City of), GA Department of Aviation; Series 2019 B, RB(a)	5.00%	07/01/2044	23,280	28,917,834
Cobb (County of), GA Development Authority;
Series 2016 A, Ref. RB (Acquired 10/03/2016; Cost $1,445,000)(d)(e)(g)	6.00%	07/01/2036	1,445	1,011,500
Series 2016 A, Ref. RB (Acquired 10/03/2016; Cost $5,342,026)(d)(e)(g)	6.00%	07/01/2051	5,440	3,808,000
Conyers (City of), GA (Salem Gate); Series 2021, RB	5.00%	03/01/2045	5,485	5,566,077
DeKalb (County of), GA Housing Authority (Baptist Retirement Communities of Georgia, Inc. & Clairmont Crest, Inc.);
Series 2019 A, Ref. RB(d)	5.00%	01/01/2039	7,325	6,637,087
Series 2019 A, Ref. RB(d)	5.13%	01/01/2049	6,000	5,218,930
Series 2019 A, Ref. RB(d)	5.25%	01/01/2054	5,000	4,364,805
Series 2019 B, Ref. RB(d)	6.13%	01/01/2027	2,800	2,782,584
Floyd (County of), GA Development Authority (The Spires at Berry College);
Series 2018 A, RB	5.75%	12/01/2033	3,100	3,121,545
Series 2018 A, RB	6.00%	12/01/2038	6,850	6,915,474
Series 2018 A, RB	6.25%	12/01/2048	19,530	19,704,202
Series 2018 A, RB	6.50%	12/01/2053	13,210	13,404,575
Gainesville (City of) & Hall (County of), GA Development Authority;
Series 2017, Ref. RB	5.00%	03/01/2047	7,360	7,391,565
Series 2017, Ref. RB	5.13%	03/01/2052	225	226,767
George L Smith II Congress Center Authority (Convention Center Hotel);
Series 2021, RB	4.00%	01/01/2054	6,800	7,759,196
Series 2021, RB(d)	5.00%	01/01/2054	4,750	5,619,629
Georgia (State of); Series 2020 A, GO Bonds	5.00%	08/01/2032	10,925	14,686,777
Georgia (State of) (Bidding Group 1);
Series 2021 A, Ref. GO Bonds	5.00%	07/01/2031	33,395	46,135,249
Series 2021 A, Ref. GO Bonds	5.00%	07/01/2032	8,465	11,640,420
Georgia (State of) Road & Tollway Authority;
Series 2014 A, RB(d)(h)(k)	0.00%	06/01/2024	1,795	1,679,337
Series 2014 A, RB(d)(h)(j)(k)	0.00%	06/01/2024	3,750	2,006,229
Series 2014 B, RB(b)(d)(j)(k)	7.00%	06/01/2024	13,600	14,131,911
Houston (County of), GA Hospital Authority (Houston Hospitals, Inc.); Series 2016 A, Ref. RB(j)(k)	5.00%	04/01/2024	7,965	8,915,612
Main Street Natural Gas, Inc.; Series 2019 A, RB	5.00%	05/15/2043	3,400	4,155,807
Metropolitan Atlanta Rapid Transit Authority; Series 2012 A, Ref. RB(j)(k)	5.00%	07/01/2022	110	114,474

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                     Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens);
Series 2018 A-1, RB	6.13%	12/01/2038	$2,635	$ 2,717,789
Series 2018 A-1, RB	6.25%	12/01/2048	3,675	3,777,876
Series 2018 A-1, RB	6.38%	12/01/2053	3,090	3,171,527
Series 2018 A-2, RB(j)	5.50%	12/01/2028	2,090	2,107,359
Series 2018, RB	5.50%	12/01/2028	6,375	6,377,754
				248,741,332

Hawaii–0.07%
Hawaii (State of);
Series 2020 A, Ref. RB(a)	4.00%	07/01/2033	2,250	2,711,040
Series 2020 A, Ref. RB(a)	4.00%	07/01/2036	600	715,532
Series 2020 C, Ref. RB	4.00%	07/01/2037	600	728,141
Series 2020 C, Ref. RB	4.00%	07/01/2038	750	907,891
Series 2020 C, Ref. RB	4.00%	07/01/2040	425	511,986
Hawaii (State of) Department of Transportation; Series 1997, RB(a)	5.63%	11/15/2027	610	612,473
Kuakini Health System; Series 2002 A, RB	6.30%	07/01/2022	395	395,129
				6,582,192

Idaho–0.03%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	960	1,001,164
Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.);
Series 2018 A, RB(d)	6.00%	07/01/2039	370	456,328
Series 2018 A, RB(d)	6.00%	07/01/2054	1,135	1,375,039
Series 2018 B, RB(d)	5.88%	07/01/2022	15	15,155
Nampa Local Improvement District No. 148; Series 2010, RB	6.63%	09/01/2030	76	78,465
				2,926,151

Illinois–3.44%
Caseyville (Village of), IL; Series 2004, RB(e)(f)	7.00%	12/30/2022	30,685	306,850
Chicago (City of), IL (Chicago Midway International Airport); Series 2014 A, Ref. RB(a)	5.00%	01/01/2033	3,000	3,298,924
Chicago (City of), IL (Cottage View Terrace Apartments); Series 2000 A, RB (CEP - GNMA)(a)	6.13%	02/20/2042	30	30,063
Chicago (City of), IL (O’Hare International Airport);
Series 2017 D, RB(a)	5.00%	01/01/2047	2,500	2,965,253
Series 2017 D, RB(a)	5.00%	01/01/2052	5,000	5,935,393
Series 2018 A, Ref. RB(a)	5.00%	01/01/2048	24,000	29,310,557
Series 2018 B, RB	5.00%	01/01/2053	16,890	20,715,303
Series 2018, RB(a)	5.00%	07/01/2048	3,750	4,467,991
Chicago (City of), IL Board of Education;
Series 2016 A, Ref. GO Bonds	7.00%	12/01/2044	7,000	8,563,954
Series 2016 B, GO Bonds	6.50%	12/01/2046	1,500	1,868,803
Series 2016, RB	6.00%	04/01/2046	5,700	7,029,751
Series 2018, RB	5.00%	04/01/2046	7,555	9,121,785
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2015 A, GO Bonds	5.00%	12/01/2044	6,870	7,811,915
Du Page (County of), IL Special Service Area No. 31; Series 2006, RB	5.63%	03/01/2036	873	881,092
Evanston (City of), IL (Roycemore School); Series 2021, RB(d)	4.63%	04/01/2051	1,250	1,279,660
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Series 2014 A, RB	5.38%	03/01/2034	2,069	2,069,843
Harvey (City of), IL;
Series 2007 A, Ref. GO Bonds (Acquired 09/02/2009; Cost $4,913,092)(e)(g)	5.50%	12/01/2027	6,165	4,223,025
Series 2007 A, Ref. GO Bonds (Acquired 09/03/2009; Cost $1,365,806)(e)(g)	5.63%	12/01/2032	1,800	1,233,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                     Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of);
Series 2006, GO Bonds	5.50%	01/01/2029	$5,000	$ 6,473,645
Series 2014, GO Bonds	5.00%	02/01/2039	2,865	3,135,458
Series 2016 A, RB	4.00%	06/15/2032	5,000	5,619,216
Series 2016 C, Ref. RB	4.00%	06/15/2031	5,000	5,631,167
Series 2016 D, Ref. RB	4.00%	06/15/2030	10,625	12,058,442
Series 2017 C, GO Bonds	5.00%	11/01/2029	625	758,231
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2029	6,500	8,088,250
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2033	3,360	4,118,418
Series 2018 B, Ref. GO Bonds	5.00%	10/01/2030	3,000	3,721,884
Illinois (State of) (Rebuild Illinois Program); Series 2019 B, GO Bonds	4.00%	11/01/2035	1,930	2,239,672
Illinois (State of) Finance Authority;
Series 2006, RB(a)	6.50%	12/01/2037	9,085	9,085,281
Series 2007, RB(a)	6.10%	12/01/2041	5,140	5,140,076
Series 2012 A, RB	6.00%	10/01/2048	1,000	1,028,635
Series 2012, RB	6.50%	12/01/2032	11,520	11,611,601
Series 2017, Ref. RB (Acquired 06/05/2018; Cost $2,026,949)(g)	5.00%	02/15/2027	2,000	1,486,704
Series 2017, Ref. RB (Acquired 04/03/2019; Cost $6,022,965)(g)	5.00%	02/15/2037	7,000	5,200,712
Series 2017, Ref. RB	5.13%	05/15/2038	1,000	1,062,375
Series 2017, Ref. RB	5.25%	05/15/2042	3,220	3,420,757
Series 2017, Ref. RB	5.00%	08/01/2042	575	675,034
Series 2017, Ref. RB (Acquired 05/07/2019; Cost $2,764,639)(g)	5.13%	02/15/2045	3,120	2,325,007
Series 2017, Ref. RB	5.25%	05/15/2054	2,825	2,987,584
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(a)	8.00%	06/01/2032	2,940	2,944,483
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group); Series 2019 A, Ref. RB	5.00%	11/01/2049	2,450	2,777,440
Illinois (State of) Finance Authority (Northshore University Health);
Series 2020, Ref. RB	4.00%	08/15/2040	4,000	4,792,301
Series 2020, Ref. RB	4.00%	08/15/2041	1,750	2,090,876
Illinois (State of) Finance Authority (Rogers Park Montessori School);
Series 2014, Ref. RB	6.00%	02/01/2034	575	619,459
Series 2014, Ref. RB	6.13%	02/01/2045	1,310	1,402,703
Illinois (State of) Finance Authority (Rosalind Franklin University); Series 2017, Ref. RB	5.00%	08/01/2047	700	816,241
Illinois (State of) Finance Authority (Villa St. Benedict);
Series 2015, Ref. RB	6.13%	11/15/2035	3,650	4,185,587
Series 2015, Ref. RB	6.38%	11/15/2043	4,400	5,038,162
Illinois (State of) Housing Development Authority (Stonebridge of Gurnee);
Series 2016 A, RB(d)	5.45%	01/01/2046	1,640	1,585,438
Series 2016 A, RB(d)	5.60%	01/01/2056	1,775	1,685,561
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 A, RB (INS - AGM)(c)(h)	0.00%	12/15/2040	15,000	9,604,906
Series 2010 B, Ref. RB (INS - AGM)(c)(h)	0.00%	06/15/2046	15,000	8,053,057
Series 2017, Ref. RB (INS - AGM)(c)(h)	0.00%	12/15/2056	22,000	8,597,820
Manhattan (Village of), IL; Series 2007, RB(e)(f)	5.75%	03/01/2022	1,778	444,500
Matteson (Village of), IL; Series 2015, RB	6.50%	12/01/2035	1,220	1,358,035
Metropolitan Pier & Exposition Authority;
Series 2010 B-1, Ref. RB (INS - AGM)(c)(h)	0.00%	06/15/2043	6,450	3,806,413
Series 2010 B-1, Ref. RB (INS - AGM)(c)(h)	0.00%	06/15/2044	10,225	5,850,321
Series 2010 B-1, Ref. RB (INS - AGM)(c)(h)	0.00%	06/15/2047	31,755	16,531,218
Series 2012 B, RB (INS - AGM)(c)(h)	0.00%	12/15/2041	5,000	3,099,913
Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	5.00%	01/01/2039	2,000	2,085,968
Mundelein (Village of), IL; Series 2019, GO Bonds (INS - AGM)(c)	4.00%	12/15/2044	4,500	5,184,574
Plano (City of), IL Special Service Area No. 5 (Lakewood Springs Club); Series 2006, RB(e)(f)	6.00%	03/01/2036	1,781	1,451,515
Quad Cities Regional Economic Development Authority (Pheasant Ridge Apartments); Series 2005, RB(a)	6.38%	08/01/2040	5,020	3,646,841
Robbins (Village of), IL; Series 1999 C, RB(a)	7.25%	10/15/2024	0	162
Sales Tax Securitization Corp.; Series 2018 A, Ref. RB	5.00%	01/01/2048	4,000	4,792,158

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                     Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Southwestern Illinois Development Authority;
Series 2006, RB	5.63%	11/01/2026	$2,795	$ 1,956,500
Series 2008 A, Ref. RB(f)	7.00%	10/01/2022	8,780	5,092,401
Upper Illinois River Valley Development Authority; Series 2012, RB	6.50%	12/01/2032	12,415	12,546,424
Volo (Village of), IL Special Service Area No. 17; Series 2017, Ref. RB	5.50%	03/01/2047	1,210	1,271,146
Will (County of), IL; Series 2019, GO Bonds	4.00%	11/15/2047	2,000	2,362,911
				332,656,345

Indiana–1.65%
Allen (County of), IN (Evergreen Village Fort Wayne); Series 2019, RB	6.38%	02/01/2039	10,000	10,923,743
Anderson (City of), IN (Sweet Galilee at the Wigwam); Series 2020, RB	5.38%	01/01/2040	2,745	2,916,275
Columbus (City of), IN; Series 2019, RB	5.63%	05/01/2039	11,925	12,105,543
Evansville (City of), IN (Silver Birch of Evansville); Series 2017, RB	5.45%	01/01/2038	3,430	3,555,915
Fort Wayne (City of), IN;
Series 2017, RB	5.13%	01/01/2032	595	617,226
Series 2017, RB	5.35%	01/01/2038	3,850	3,987,528
Series 2018, RB(d)	5.63%	01/01/2038	7,000	7,468,621
Goshen (City of), IN (Green Oaks of Goshen); Series 2021 A, RB(d)	5.00%	08/01/2041	4,065	4,059,736
Indiana (State of) Finance Authority;
Series 2011, RB(j)(k)	5.50%	11/15/2021	1,675	1,693,018
Series 2011, RB(j)(k)	5.75%	11/15/2021	2,850	2,882,101
Series 2017, Ref. RB	5.38%	07/01/2047	2,050	2,289,973
Indiana (State of) Finance Authority (Irvington Community School);
Series 2018 A, Ref. RB(d)	5.90%	07/01/2038	770	835,381
Series 2018 A, Ref. RB(d)	6.00%	07/01/2048	685	744,241
Indiana (State of) Housing & Community Development Authority;
Series 2016 A, RB	5.75%	01/01/2036	6,225	6,455,223
Series 2016, RB	5.50%	01/01/2037	3,885	4,025,239
Indiana (State of) Housing & Community Development Authority (Glasswater Creek of Whitestown); Series 2020, RB(d)	5.38%	10/01/2040	7,000	7,396,259
Indiana (State of) Housing & Community Development Authority (Lake Meadows Assisted Living); Series 2019 A, RB(d)	5.00%	01/01/2039	3,365	3,445,786
Indiana (State of) Housing & Community Development Authority (Vita of Marion);
Series 2021 A, RB(d)	5.00%	04/01/2031	660	696,786
Series 2021 A, RB(d)	5.25%	04/01/2041	4,000	4,292,428
Jeffersonville (City of), IN (Vivera Senior Living); Series 2020 A, RB(d)	5.25%	11/01/2040	4,500	4,728,178
Kokomo (City of), IN;
Series 2017, RB	5.75%	01/01/2034	1,095	1,157,788
Series 2017, RB	5.88%	01/01/2037	4,570	4,831,188
Lafayette (City of), IN;
Series 2017, RB	5.60%	01/01/2033	1,060	1,130,482
Series 2017, RB	5.80%	01/01/2037	5,160	5,510,435
Merrillville (Town of), IN; Series 2016, RB	5.75%	04/01/2036	4,965	5,210,395
Michigan City (City of), IN; Series 2016, RB	5.15%	01/01/2037	14,565	14,844,341
Mishawaka (City of), IN;
Series 2017, RB(d)	5.10%	01/01/2032	500	518,042
Series 2017, RB(d)	5.38%	01/01/2038	5,475	5,677,996
Series 2018, RB	5.75%	10/01/2038	17,510	18,104,941
Muncie (City of), IN; Series 2016, RB	5.25%	01/01/2037	2,560	2,625,602
Plainfield (Town of), IN; Series 2018, RB	5.38%	09/01/2038	8,000	8,268,250
Terre Haute (City of), IN (Silver Birch of Terre Haute); Series 2017, RB	5.35%	01/01/2038	3,880	4,018,599
Vincennes (City of), IN; Series 2016, Ref. RB(d)	6.25%	01/01/2029	2,775	2,775,384
				159,792,643

Iowa–0.14%
Clear Lake (City of), IA (Timbercrest Apartments, LLC);
Series 2018, RB	6.00%	10/01/2043	1,405	1,531,637
Series 2018, RB	6.00%	10/01/2048	2,780	3,018,602

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                     Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–(continued)
Iowa (State of) Finance Authority;
Series 2007 B, RB	5.38%	06/01/2025	$445	$ 445,430
Series 2007, RB(e)	5.90%	12/01/2028	1,160	47,850
Series 2018, RB	5.00%	08/01/2038	750	787,528
Series 2018, RB	5.13%	08/01/2048	1,750	1,835,900
Series 2018, RB	5.25%	08/01/2055	2,500	2,622,727
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2019, RB	2.88%	05/15/2049	785	791,415
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	250	290,946
Series 2021 B-1, Ref. RB	0.38%	06/01/2030	70	70,107
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	900	1,043,113
Series 2021 B-2, Ref. RB(h)	0.00%	06/01/2065	4,300	809,153
				13,294,408

Kansas–0.03%
Goddard (City of), KS (Olympic Park Star Bond); Series 2021, RB	3.50%	06/01/2034	1,420	1,421,237
Johnson & Miami Counties Unified School District No. 230 Spring Hills; Series 2013, Ref. GO Bonds(j)(k)	3.00%	09/01/2022	100	102,849
Olathe (City of), KS; Series 2006, RB(e)(f)	5.00%	03/01/2026	2,740	1,260,465
Pittsburgh (City of), KS; Series 2006, RB	4.90%	04/01/2024	365	338,612
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2012 A, Ref. RB	4.00%	09/01/2021	100	100,000
				3,223,163

Kentucky–0.05%
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2045	1,000	1,158,025
Kentucky (Commonwealth of) Property & Building Commission (Project No. 119);
Series 2018, RB (INS - BAM)(c)	5.00%	05/01/2033	900	1,121,354
Series 2018, RB (INS - BAM)(c)	5.00%	05/01/2034	800	994,093
Kuttawa (City of), KY; Series 1999, RB	6.75%	03/01/2029	1,410	1,410,539
				4,684,011

Louisiana–0.62%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority;
Series 2018 A, RB(a)(d)	5.25%	05/01/2043	1,220	1,247,891
Series 2019, RB(d)	4.40%	11/01/2044	3,385	3,783,159
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Glen Retirement System);
Series 2019 A, Ref. RB	5.00%	01/01/2049	16,535	16,584,182
Series 2019 A, Ref. RB	5.00%	01/01/2055	12,000	11,883,775
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Green Bonds); Series 2018, RB(d)	5.38%	11/01/2038	2,575	3,072,630
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. Tammany Parish Gomesa); Series 2020, RB(d)	3.88%	11/01/2045	4,250	4,506,303
Louisiana Housing Corp.; Series 2009 A, RB	7.25%	09/01/2039	11,415	11,212,570
St. James (Parish of), LA (Nustar Logistics, L.P.);
Series 2010, RB(d)	6.35%	07/01/2040	5,115	6,887,344
Series 2010, RB(d)	6.35%	10/01/2040	440	592,460
				59,770,314

Maine–0.15%
Maine (State of) Finance Authority; Series 2015 R-2, RB(a)(d)(j)	4.38%	08/01/2025	2,000	2,246,957
Rumford (Town of), ME; Series 2001, Ref. RB(a)	6.88%	10/01/2026	12,265	12,284,106
				14,531,063

Maryland–3.65%
Anne Arundel (County of), MD; Series 2021, GO Bonds	5.00%	10/01/2031	6,225	8,404,376
Baltimore (City of), MD (Centerwest Development);
Series 2017 A, RB	5.38%	06/01/2036	1,100	1,205,047
Series 2017 A, RB	5.50%	06/01/2043	1,360	1,491,655

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                     Invesco Rochester® Municipal Opportunities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Maryland–(continued)
Baltimore (City of), MD (Convention Center Hotel);
Series 2017, Ref. RB	5.00%	09/01/2027	$2,780	$ 3,035,411
Series 2017, Ref. RB	5.00%	09/01/2028	4,350	4,739,922
Series 2017, Ref. RB	5.00%	09/01/2029	3,630	3,948,726
Series 2017, Ref. RB	5.00%	09/01/2031	1,210	1,312,165
Series 2017, Ref. RB	5.00%	09/01/2033	1,000	1,081,078
Series 2017, Ref. RB	5.00%	09/01/2034	1,105	1,191,751
Series 2017, Ref. RB	5.00%	09/01/2035	2,250	2,423,644
Series 2017, Ref. RB	5.00%	09/01/2036	3,525	3,785,565
Baltimore (County of), MD; Series 2018, GO Bonds(i)	4.00%	03/01/2040	9,525	11,223,181
Maryland (State of) (Bidding Group 1);
Series 2021 A, GO Bonds	5.00%	03/01/2030	15,710	21,067,324
Series 2021 A, GO Bonds	5.00%	08/01/2030	15,215	20,578,946
Series 2021 A, GO Bonds	5.00%	08/01/2031	26,875	37,164,395
Maryland (State of) (Bidding Group 2); Series 2021 A, GO Bonds	5.00%	03/01/2033	41,015	55,769,125
Maryland (State of) Stadium Authority; Series 2018, RB(i)(k)	5.00%	05/01/2047	45,950	56,315,419
Maryland Economic Development Corp. (Purple Line Light Rail);
Series 2016, RB(a)	5.00%	03/31/2024	9,400	9,509,004
Series 2016, RB(a)	5.00%	03/31/2026	1,935	1,957,439
Series 2016, RB(a)	5.00%	09/30/2026	2,370	2,397,483
Montgomery (County of), MD;
Series 2019 A, GO Bonds	5.00%	11/01/2029	4,985	6,637,049
Series 2021 A, Ref. GO Bonds	5.00%	08/01/2030	15,405	20,826,149
Series 2021 A, Ref. GO Bonds	5.00%	08/01/2031	4,915	6,793,739
Prince George’s (County of), MD;
Series 2021 A, GO Bonds	5.00%	07/01/2029	12,150	16,056,829
Series 2021 A, GO Bonds	5.00%	07/01/2030	19,730	26,640,876
Series 2021 A, GO Bonds	5.00%	07/01/2031	19,700	27,193,317
				352,749,615

Massachusetts–0.59%
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program); Series 2019 A, RB	5.00%	06/01/2049	1,000	1,259,107
Massachusetts (Commonwealth of) Development Finance Agency;
Series 2011 B, RB(h)	0.00%	11/15/2056	1,184	812,615
Series 2018, RB(d)	5.13%	11/15/2046	4,565	5,106,664
Massachusetts (Commonwealth of) Port Authority;
Series 2019 A, Ref. RB(a)	5.00%	07/01/2038	5,000	6,250,084
Series 2019 A, Ref. RB(a)	5.00%	07/01/2039	6,000	7,482,856
Series 2019 A, Ref. RB(a)	5.00%	07/01/2040	4,000	4,978,867
Massachusetts (State of) Port Authority; Series 2021 E, RB(a)	5.00%	07/01/2051	15,000	19,073,635
Saugus (Town of), MA;
Series 2018, GO Bonds(i)	4.00%	03/01/2039	2,240	2,634,631
Series 2018, GO Bonds(i)	4.00%	03/01/2040	2,500	2,932,039
Series 2018, GO Bonds(i)	4.00%	03/01/2041	2,670	3,112,226
Series 2018, GO Bonds(i)	4.00%	03/01/2042	2,750	3,205,986
				56,848,710

Michigan–1.90%
Academy of Warren; Series 2020 A, Ref. RB(d)	5.50%	05/01/2050	1,000	1,059,178
Advanced Technology Academy;
Series 2019, Ref. RB	5.00%	11/01/2034	400	454,760
Series 2019, Ref. RB	5.00%	11/01/2044	1,175	1,308,935
American Montessori Academy; Series 2017, RB	7.00%	12/01/2046	1,560	1,732,545
Charyl Stockwell Academy;
Series 2015, Ref. RB	5.50%	10/01/2035	2,740	2,874,931
Series 2015, Ref. RB	5.75%	10/01/2045	4,140	4,338,088
Detroit (City of), MI;
Series 2003, GO Bonds (INS - SGI)(c)	5.25%	04/01/2023	16	15,543
Series 2004, GO Bonds (INS - AMBAC)(c)	5.25%	04/01/2022	206	206,541

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                     Invesco Rochester® Municipal Opportunities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Michigan–(continued)
Detroit City School District; Series 2013, GO Bonds (INS - AGM)(c)(i)	6.00%	05/01/2029	$10,100	$ 12,508,261
Grand Rapids Economic Development Corp. (Clark Retirement Community, Inc.);
Series 2019 A, Ref. RB	5.50%	04/01/2039	4,365	4,501,108
Series 2019 A, Ref. RB	5.75%	04/01/2049	20,310	20,924,562
Series 2019 A, Ref. RB	5.75%	04/01/2054	12,000	12,325,387
Series 2019 B, RB	6.00%	04/01/2027	4,775	4,820,262
Series 2019 C-2, RB	3.50%	04/01/2023	3,340	3,323,176
Haslett Public Schools; Series 2018, GO Bonds	5.00%	05/01/2048	3,150	3,758,864
Michigan (State of) Finance Authority;
Series 2005 A, RB	6.00%	12/01/2035	1,400	1,401,604
Series 2007, RB	6.50%	12/01/2037	575	576,071
Series 2008 C, RB(h)	0.00%	06/01/2058	804,975	40,698,007
Series 2010 A, RB	5.90%	12/01/2030	1,400	1,401,967
Series 2014, Ref. RB(d)	6.75%	07/01/2044	22,320	23,663,300
Series 2018, Ref. RB	5.75%	11/01/2040	2,000	2,283,075
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2016, Ref. RB	5.00%	11/15/2041	200	239,592
Michigan (State of) State Housing Development Authority;
Series 2019 A, RB	4.00%	12/01/2044	2,630	2,775,211
Series 2019 A, RB	4.00%	06/01/2049	1,325	1,396,862
Michigan State University Board of Trustees;
Series 2019 B, RB	5.00%	02/15/2044	3,820	4,751,660
Series 2019 B, RB	5.00%	02/15/2048	5,350	6,623,965
Pontiac (City of), MI Arts & Technology Academy; Series 2016, Ref. RB	6.00%	11/01/2046	3,465	3,550,374
Summit Academy North;
Series 2016, Ref. RB	5.00%	11/01/2031	3,500	3,545,369
Series 2016, Ref. RB	5.00%	11/01/2035	2,800	2,835,120
Wayne (County of), MI; Series 1999, RB(a)	6.00%	12/01/2029	13,350	13,397,475
				183,291,793

Minnesota–0.57%
Bethel (City of), MN;
Series 2018, RB	5.00%	06/01/2053	600	623,262
Series 2018, RB	5.25%	06/01/2058	1,625	1,693,392
Series 2019, RB	5.00%	05/01/2054	2,610	2,764,833
Bethel (City of), MN (Benedictine Health System - St. Peter Communities); Series 2018 A, Ref. RB	5.50%	12/01/2048	3,330	3,544,329
Brooklyn Center (City of), MN;
Series 2016 A, RB	5.50%	11/01/2035	6,895	6,848,902
Series 2016 B, RB	6.50%	11/01/2035	3,080	3,080,376
Cottonwood (City of), MN (Extreme Holdings LLC);
Series 2021 A, RB(a)(d)	5.00%	12/01/2050	6,630	6,823,604
Series 2021 B, RB(d)	6.50%	12/01/2026	510	523,465
Dakota (County of), MN Community Development Agency (Sanctuary at Est St. Paul); Series 2015, RB	6.00%	08/01/2035	5,735	4,656,373
Duluth (City of), MN Economic Development Authority;
Series 2018, RB(e)	5.45%	12/01/2046	380	121,600
Series 2018, RB(e)	5.63%	12/01/2055	1,000	320,000
International Falls (City of), MN; Series 1999, Ref. RB(a)	6.85%	12/01/2029	6,570	6,580,234
Minneapolis (City of), MN (Kipp North Star); Series 2020 A, RB	5.75%	07/01/2055	3,000	3,538,442
Minneapolis (City of), MN (Riverton Community Housing); Series 2018, RB(d)	5.00%	08/01/2053	500	533,808
Minneapolis (City of), MN (Spero Academy);
Series 2017 A, RB(d)	6.25%	07/01/2037	1,075	1,238,815
Series 2017 A, RB(d)	6.50%	07/01/2048	4,740	5,440,742
Red Wing (City of), MN; Series 2018 A, RB	5.00%	08/01/2053	515	529,648

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                     Invesco Rochester® Municipal Opportunities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Minnesota–(continued)
St. Paul (City of), MN Housing & Redevelopment Authority;
Series 2004, RB	6.25%	03/01/2029	$1,663	$ 1,663,055
Series 2006, RB	5.63%	10/01/2033	1,321	1,331,361
Series 2017 A, RB(d)	5.50%	07/01/2052	1,075	1,216,502
Series 2019, RB	5.00%	07/01/2049	1,000	1,135,141
Series 2019, RB	5.00%	07/01/2055	1,000	1,129,353
				55,337,237

Mississippi–0.33%
Mississippi (State of) Development Bank (Jackson Convention Center); Series 2013 A, Ref. RB (INS - BAM)(c)	5.00%	03/01/2036	10,000	13,648,945
Mississippi State University Educational Building Corp.; Series 2017, Ref. RB(i)	4.00%	08/01/2043	13,015	15,012,564
Stonebridge Public Improvement District; Series 2007, RB(e)	7.50%	10/01/2042	16,410	1,969,200
Tunica (County of), MS; Series 2019, Ref. RB	6.00%	10/01/2040	1,385	1,479,398
				32,110,107

Missouri–0.75%
Branson (City of), MO Commerce Park Community Improvement District; Series 2007 A, RB(e)	5.75%	06/01/2026	4,900	980,000
Branson (City of), MO Industrial Development Authority;
Series 2005 A, RB(f)	7.05%	05/01/2027	11,270	8,282,279
Series 2005, RB	5.50%	06/01/2029	2,885	2,886,625
Series 2007 A, RB(f)	5.75%	05/01/2026	2,125	1,602,650
Broadway-Fairview Transportation Development District; Series 2006 A, RB(f)	6.13%	12/01/2036	570	370,500
Callaway (County of), MO Industrial Development Authority (Westminster College); Series 2021, RB(d)	7.00%	10/01/2051	3,590	3,594,114
Chesterfield Valley Transportation Development District; Series 2018, RB(b)	5.50%	05/15/2046	5,000	3,056,437
Chillicothe (City of), MO (South U.S. 65); Series 2006, RB(f)	5.63%	04/01/2027	3,100	2,753,876
Dardenne Town Square Transportation Development District;
Series 2006 A, RB(f)(m)	5.00%	05/01/2026	3,020	1,359,000
Series 2006 A, RB(f)(m)	5.00%	05/01/2036	3,825	1,721,250
Grindstone Plaza Transportation Development District;
Series 2006 A, RB	5.25%	10/01/2021	95	94,910
Series 2006 A, RB	5.40%	10/01/2026	400	380,855
Series 2006 A, RB	5.55%	10/01/2036	115	98,401
I-470 Western Gateway Transportation Development District; Series 2019 A, RB(d)	5.25%	12/01/2048	4,900	5,237,232
Kansas City (City of), MO Industrial Development Authority;
Series 2004 A, RB(a)	6.75%	07/01/2036	1,021	1,021,231
Series 2019, RB(d)	5.00%	07/01/2040	5,780	5,993,340
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2019 B, RB (INS - AGM)(a)(c)	5.00%	03/01/2049	5,000	6,105,094
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(d)	5.00%	04/01/2046	1,890	1,982,029
Lee’s Summit (City of), MO Industrial Development Authority;
Series 2007, RB(e)(f)	5.75%	03/01/2029	750	465,000
Series 2012, RB	6.00%	05/01/2042	2,800	2,802,517
Move Rolla Transportation Development District; Series 2017, RB	4.63%	06/01/2042	2,095	2,261,080
Northwoods Transportation Development District; Series 2006 A, RB	5.85%	02/01/2031	633	576,460
Rock Hill (City of), MO Industrial Development Authority (Market at McKnight Redevelopment); Series 2015 A, RB	4.50%	11/01/2028	745	718,410
St Louis (County of), MO; Series 2007 A, RB(f)	5.50%	09/02/2028	1,108	498,600
St. Charles (County of), MO Industrial Development Authority (Suemandy/Mid-Rivers Community Improvement District); Series 2016, RB(d)	5.00%	10/01/2046	2,750	2,815,045
St. Louis (City of), MO;
Series 2007, RB(f)(m)	6.30%	04/01/2027	3,043	699,890
Series 2007, RB(f)	5.50%	05/29/2028	2,031	795,502
St. Louis (City of), MO Industrial Development Authority; Series 2010 A, RB(e)(f)	8.00%	04/27/2033	4,580	137,400
St. Louis (City of), MO Land Clearance for Redevelopment Authority;
Series 2018 A, RB	5.00%	04/01/2038	4,000	4,801,027
Series 2018 B, RB	6.38%	04/01/2043	2,000	2,110,841

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                     Invesco Rochester® Municipal Opportunities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Missouri–(continued)
St. Louis (County of), MO;
Series 2006, RB(f)(m)	6.00%	08/21/2026	$1,660	$ 332,000
Series 2006, RB(f)(m)	6.00%	08/21/2026	2,442	537,240
Series 2007 A, RB(f)	5.50%	01/20/2028	2,285	1,005,400
Series 2007 B, RB(f)(m)	5.50%	01/20/2028	1,510	226,500
St. Louis (County of), MO Industrial Development Authority; Series 2019 A, Ref. RB(d)	5.88%	03/01/2033	3,100	3,279,127
Stone Canyon Community Improvement District;
Series 2007, RB (Acquired 09/23/2011; Cost $1,684,770)(e)(f)(g)	5.70%	04/01/2022	1,865	466,250
Series 2007, RB (Acquired 09/23/2011; Cost $876,272)(e)(f)(g)	5.75%	04/01/2027	975	243,750
				72,291,862

Montana–0.01%
Hardin (City of), MT; Series 2006, RB(f)(m)	6.25%	09/01/2031	5,935	830,900

Nevada–0.74%
Clark (County of), NV;
Series 2007 A, RB	5.00%	02/01/2026	975	988,005
Series 2007 A, RB	5.05%	02/01/2031	750	758,786
Series 2018 A, GO Bonds(i)	5.00%	05/01/2048	27,500	33,421,515
Clark (County of), NV (Stadium Improvement Bonds);
Series 2018 A, GO Bonds	5.00%	06/01/2043	7,160	8,754,269
Series 2018 A, GO Bonds	5.00%	05/01/2048	17,500	21,268,236
Clark County School District; Series 2018 A, GO Bonds	5.00%	06/15/2022	145	150,597
Las Vegas (City of), NV Special Improvement District No. 815; Series 2020, RB	5.00%	12/01/2049	1,000	1,150,637
Mesquite (City of), NV; Series 2005, RB	5.50%	08/01/2025	185	187,758
Reno (City of), NV (ReTRAC - Reno Transportation Rail Access Corridor); Series 2018 C, Ref. RB(d)(h)	0.00%	07/01/2058	26,000	4,631,843
				71,311,646

New Hampshire–0.24%
New Hampshire (State of) Business Finance Authority;
Series 2019 A, RB(d)	5.25%	07/01/2039	1,400	1,488,132
Series 2019 A, RB(d)	5.63%	07/01/2046	770	822,420
Series 2019 A, RB(d)	5.75%	07/01/2054	2,680	2,866,249
Series 2020-1, Class A	4.13%	01/20/2034	7,339	8,862,086
New Hampshire (State of) Health and Education Facilities Authority (Hillside Village);
Series 2017 A, RB (Acquired 06/14/2017-02/13/2020; Cost $1,171,530)(d)(e)(g)	5.25%	07/01/2027	1,100	561,000
Series 2017 A, RB (Acquired 06/12/2017; Cost $1,725,000)(d)(e)(g)	6.13%	07/01/2037	1,725	879,750
Series 2017 A, RB (Acquired 06/12/2017; Cost $865,000)(d)(e)(g)	6.25%	07/01/2042	865	441,150
Series 2017 A, RB (Acquired 06/12/2017-04/28/2020; Cost $12,692,763)(d)(e)(g)	6.13%	07/01/2052	14,375	7,331,250
				23,252,037

New Jersey–1.61%
New Jersey (State of);
Series 2020 A, GO Bonds	4.00%	06/01/2031	5,000	6,250,351
Series 2020 A, GO Bonds	4.00%	06/01/2032	5,000	6,308,236
New Jersey (State of) Economic Development Authority;
Series 2014 A, RB(d)	6.00%	10/01/2034	565	618,167
Series 2014 A, RB(d)	6.20%	10/01/2044	750	816,634
Series 2017 A, RB(d)	5.38%	07/01/2047	1,865	2,022,299
Series 2017 A, Ref. RB(d)	5.13%	09/01/2052	2,055	2,307,441
Series 2017, RB	5.00%	07/15/2047	1,875	2,170,641
Series 2018 A, RB (Acquired 08/29/2018-09/13/2018; Cost $2,711,343)(d)(g)	5.75%	09/01/2050	2,630	2,756,322
Series 2018 A, RB(d)	5.38%	10/01/2050	5,000	5,563,414
Series 2018 A, RB(d)	6.50%	11/01/2052	690	833,235
Series 2019 B, RB(d)	5.75%	10/01/2026	765	765,339
New Jersey (State of) Economic Development Authority (Black Horse EHT Urban Renewal LLC); Series 2019 A, RB(d)	5.00%	10/01/2039	6,000	6,197,029

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                     Invesco Rochester® Municipal Opportunities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 2000 B, RB(a)	5.63%	11/15/2030	$8,550	$ 9,545,943
Series 2012, RB(a)	5.75%	09/15/2027	925	959,646
New Jersey (State of) Economic Development Authority (Leap Academy); Series 2014 A, RB(d)	6.30%	10/01/2049	500	545,111
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	3,083	3,890,020
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.); Series 2012 A, RB	6.10%	07/01/2044	1,000	1,036,022
New Jersey (State of) Economic Development Authority (State House); Series 2017 B, RB	5.00%	06/15/2035	2,050	2,564,965
New Jersey (State of) Educational Facilities Authority (College of St. Elizabeth (The)); Series 2016 D, Ref. RB	5.00%	07/01/2046	5,000	5,451,072
New Jersey (State of) Health Care Facilities Financing Authority; Series 2018, RB (Acquired 09/14/2018; Cost $5,000,000)(d)(g)	5.75%	10/01/2038	5,000	4,999,668
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006, RB (INS - NATL)(c)	5.25%	12/15/2021	115	116,653
Series 2008 A, RB (INS - BAM)(c)(h)	0.00%	12/15/2037	10,000	7,129,709
Series 2018 A, Ref. RN	5.00%	06/15/2031	3,300	3,912,382
New Jersey (State of) Turnpike Authority; Series 2021 A, RB	4.00%	01/01/2051	5,000	5,884,250
Newark (City of), NJ; Series 2015 A, GO Bonds	5.00%	07/15/2029	3,583	4,053,165
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	18,650	22,412,216
Series 2018 B, Ref. RB	5.00%	06/01/2046	39,350	46,791,774
				155,901,704

New Mexico–0.24%
Boulders Public Improvement District; Series 2015, RB	5.75%	10/01/2044	615	647,320
Mariposa East Public Improvement District;
Series 2015 A, RB	5.90%	09/01/2032	55	57,258
Series 2015 B, RB	5.90%	09/01/2032	350	364,368
Series 2015 C, RB	5.90%	09/01/2032	450	464,345
Series 2015 D, RB(h)	0.00%	03/01/2032	390	204,232
New Mexico (State of) Severance Tax Permanent Fund; Series 2021 A, RB	5.00%	07/01/2031	14,315	19,711,570
Trails Public Improvement District; Series 2008, RB	7.75%	10/01/2038	1,770	1,770,155
				23,219,248

New York–21.64%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(a)(d)	5.50%	12/31/2040	9,655	10,573,165
Erie Tobacco Asset Securitization Corp.; Series 2005 D, RB(h)	0.00%	06/01/2055	17,700	1,883,848
Essex (County of), NY Industrial Development Agency; Series 2017, RB(a)	6.25%	06/01/2047	4,125	4,034,069
Guilderland (Town of), NY Industrial Development Agency; Series 2017 A, RB(d)(e)	5.88%	01/01/2052	5,400	4,050,000
Long Island (City of), NY Power Authority; Series 2017, RB	5.00%	09/01/2042	5,000	6,106,690
Metropolitan Transportation Authority;
Series 2013 D, RB(j)(k)	5.25%	11/15/2023	900	1,001,112
Series 2013 D, RB(j)(k)	5.25%	11/15/2023	900	1,001,112
Series 2017 D, Ref. RB	4.00%	11/15/2042	4,680	5,370,936
Series 2017, RB(i)	5.25%	11/15/2057	10,000	12,306,590
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A1, RB	5.00%	11/15/2021	115	116,132
Series 2016 A-1, RB	5.25%	11/15/2056	5,005	5,858,721
Series 2016 B-1, RB	5.00%	11/15/2051	10,470	12,430,360
Series 2017 B-1, RB	5.00%	11/15/2042	3,000	3,672,133
Series 2020 A-1, RB	4.00%	11/15/2045	13,000	14,889,350
Series 2020 A-1, RB	5.00%	11/15/2049	22,270	27,262,649
Series 2020 A-1, RB	4.00%	11/15/2051	12,000	13,670,987
Series 2020 C-1, RB	4.75%	11/15/2045	27,000	32,687,002
Series 2020 C-1, RB	5.00%	11/15/2050	30,115	36,839,643
Monroe County Industrial Development Corp. (St. John Fisher College); Series 2011, RB	6.00%	06/01/2030	1,000	1,004,012
Monroe County Industrial Development Corp. (University of Rochester); Series 2020 A, RB	4.00%	07/01/2050	32,815	38,385,320

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                     Invesco Rochester® Municipal Opportunities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
New York–(continued)
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, RB (Acquired 02/29/2016; Cost $99,683)(e)(g)	5.88%	01/01/2023	$100	$ 79,946
Series 2014 A, RB (Acquired 11/18/2014-08/08/2016; Cost $922,557)(e)(g)	6.50%	01/01/2032	923	738,000
Series 2014 A, RB (Acquired 11/19/2014; Cost $1,148,462)(e)(g)	6.70%	01/01/2049	1,742	1,393,502
Series 2014 A, RB (Acquired 11/19/2014-01/24/2018; Cost $5,734,833)(e)(g)	6.70%	01/01/2049	6,100	4,880,000
Series 2014 C, RB (Acquired 11/18/2014-11/19/2014; Cost $0)(e)(f)(g)	2.00%	01/01/2049	2,937	29
New York & New Jersey (States of) Port Authority;
Series 2017 206, Ref. RB(a)(i)	5.00%	11/15/2042	2,000	2,438,536
Series 2017, Ref. RB(a)(i)	5.00%	11/15/2047	19,725	23,737,258
Series 2017, Ref. RB(i)	5.00%	04/15/2057	11,050	13,304,781
Series 2017, Ref. RB(i)	5.00%	05/15/2057	13,000	15,917,677
Series 2019, RB(a)(i)	5.00%	11/01/2049	50,045	61,803,323
Series 2020 221, RB(a)	4.00%	07/15/2045	4,000	4,658,133
Series 2020 221, RB(a)	4.00%	07/15/2050	12,550	14,544,676
Series 2020 221, RB(a)	4.00%	07/15/2055	46,110	53,244,130
Series 2020 221, RB(a)	4.00%	07/15/2060	33,475	38,507,966
Series 2020 222, Ref. RB	4.00%	07/15/2037	2,000	2,410,417
Series 2020 222, Ref. RB	4.00%	07/15/2038	2,250	2,704,893
Series 2020 222, Ref. RB	4.00%	07/15/2039	2,250	2,697,786
Series 2020, Ref. RB	4.00%	07/15/2040	2,000	2,392,702
Series 2021, Ref. RB(a)	3.00%	10/01/2028	3,000	3,420,663
Series 2021, Ref. RB(a)	4.00%	07/15/2041	1,850	2,183,395
Series 2021, Ref. RB(a)	4.00%	07/15/2046	4,500	5,225,694
Series 2021, Ref. RB(a)	4.00%	07/15/2061	26,345	30,529,756
Series 2021, Ref. RB	4.00%	07/15/2061	20,000	23,545,666
New York (City of), NY;
Series 2018 D-1, GO Bonds	5.00%	12/01/2041	9,850	12,377,746
Series 2018 F-1, GO Bonds	5.00%	04/01/2039	1,975	2,440,657
Series 2019 B-1, GO Bonds	5.00%	10/01/2042	5,000	6,323,625
Series 2020 D-1, GO Bonds	4.00%	03/01/2050	67,200	77,811,868
Series 2021 CC-1, RB	5.00%	06/15/2051	25,000	32,276,715
Series 2021 F-1, GO Bonds	5.00%	03/01/2023	200	214,672
Series 2021 F-1, GO Bonds	5.00%	03/01/2050	27,200	34,516,193
New York (City of), NY Industrial Development Agency; Series 1997, RB(a)(k)	6.20%	10/01/2022	8,670	8,959,933
New York (City of), NY Transitional Finance Authority;
Series 2017 A-3, RB(i)	5.00%	08/01/2041	53,425	65,630,032
Series 2017 B-1, RB(i)	4.00%	08/01/2041	15,000	16,731,768
Series 2017 F-1, RB(i)	5.00%	05/01/2042	75,000	91,165,598
Series 2018 A-1, RB	5.00%	08/01/2040	2,450	3,066,869
Series 2018 B-1, RB(i)	5.00%	08/01/2045	20,140	24,600,696
Series 2018 C-3, RB(i)	5.00%	05/01/2041	16,810	20,863,995
Series 2018 S-3, Ref. RB(i)	5.00%	07/15/2035	25,000	31,553,440
Series 2018 S-4A, Ref. RB	4.00%	07/15/2037	5,000	5,881,437
Series 2018, RB(i)	5.00%	08/01/2042	13,000	16,201,849
Series 2019 A-3, RB	4.00%	05/01/2041	7,500	8,870,099
Series 2019 A- 3, RB	4.00%	05/01/2042	9,420	11,112,974
Series 2020 C-1, RB	4.00%	05/01/2045	14,600	17,195,509
Series 2020 D, RB	4.00%	11/01/2038	5,000	6,023,161
Series 2020 D, RB	4.00%	11/01/2039	6,000	7,180,054
Series 2020 D, RB	4.00%	11/01/2046	7,500	8,822,026
Series 2020 D, RB	4.00%	11/01/2047	10,000	11,751,292
Series 2020, RB	4.00%	05/01/2047	17,000	19,977,196
Series 2021 E-1, RB	4.00%	02/01/2039	6,830	8,233,581
Series 2021 E-1, RB	4.00%	02/01/2049	65,000	76,766,911
New York (City of), NY Water & Sewer System; Series 2021 CC-1, RB	4.00%	06/15/2051	25,000	29,398,070

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                     Invesco Rochester® Municipal Opportunities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
New York–(continued)
New York (State of) Dormitory Authority;
Series 2017 A, RB(i)	5.00%	03/15/2044	$15,000	$ 18,164,606
Series 2018 A, RB(i)	5.00%	03/15/2039	13,270	16,500,952
Series 2018 C, Ref. RB(i)	5.00%	03/15/2037	25,000	31,171,680
Series 2018 C, Ref. RB(i)	5.00%	03/15/2041	31,720	39,341,720
Series 2018 E, Ref. RB	5.00%	03/15/2037	6,500	8,222,809
Series 2018 E, Ref. RB(i)	5.00%	03/15/2041	10,000	12,579,189
Series 2018 E, Ref. RB	5.00%	03/15/2042	5,000	6,279,122
Series 2018 XF0685, Revenue Ctfs.(i)	5.00%	03/15/2040	15,000	18,631,692
Series 2019 A, Ref. RB	5.00%	03/15/2045	10,000	12,453,778
Series 2020 A, Ref. RB	4.00%	03/15/2046	18,455	21,733,793
Series 2020 A, Ref. RB	4.00%	03/15/2047	25,000	29,413,380
Series 2020 A, Ref. RB	4.00%	03/15/2048	39,290	46,189,234
Series 2020 D, Ref. RB	4.00%	02/15/2047	5,000	5,830,051
Series 2021 A, Ref. RB	4.00%	03/15/2039	15,000	18,031,614
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2045	20,000	23,391,152
Series 2020 N, Ref. RB	4.00%	01/01/2046	3,360	3,939,260
New York Counties Tobacco Trust V; Series 2005 S4B, RB(d)(h)	0.00%	06/01/2060	234,000	11,711,162
New York Liberty Development Corp. (4 World Trade Center); Series 2011, Ref. RB(j)(k)	5.75%	11/15/2021	21,750	21,999,516
New York Power Authority; Series 2020 A, Ref. RB(i)	4.00%	11/15/2050	30,000	35,393,556
New York Power Authority (Green Bonds);
Series 2020 A, Ref. RB	4.00%	11/15/2045	17,500	20,744,607
Series 2020 A, Ref. RB	4.00%	11/15/2060	7,000	8,161,386
New York State Environmental Facilities Corp.; Series 2018 B, RB	5.00%	06/15/2048	8,320	10,344,964
New York State Urban Development Corp.;
Series 2020 A, RB	5.00%	03/15/2041	5,450	7,029,378
Series 2020 A, RB	5.00%	03/15/2042	4,075	5,245,100
Series 2020 A, RB	4.00%	03/15/2045	13,165	15,451,742
Series 2020 A, RB	4.00%	03/15/2049	25,930	30,357,547
Series 2020 C, Ref. RB	5.00%	03/15/2038	19,000	24,690,888
Series 2020 C, Ref. RB	4.00%	03/15/2045	5,000	5,877,568
Series 2020 C, Ref. RB	5.00%	03/15/2047	13,000	16,569,680
Series 2020 C, Ref. RB	4.00%	03/15/2049	3,000	3,512,250
Series 2020 C, Ref. RB	5.00%	03/15/2050	50,500	64,198,857
Series 2020, Ref. RB	4.00%	03/15/2039	25,000	29,853,687
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(a)	5.25%	08/01/2031	15,115	18,216,516
Series 2020, Ref. RB(a)	5.38%	08/01/2036	9,800	12,524,763
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(a)	5.00%	08/01/2026	47,570	47,682,998
Series 2016, Ref. RB(a)	5.00%	08/01/2031	43,220	43,321,014
New York Transportation Development Corp. (Delta Air Lines, Inc.-LaGuardia Airport Terminal C&D Redevelopment);
Series 2016 A, RB(a)	4.00%	07/01/2031	2,525	2,744,736
Series 2016 A, RB(a)	5.00%	07/01/2034	2,500	2,797,139
New York Transportation Development Corp. (Delta Air Lines, Inc.-Laguardia);
Series 2020, RB(a)	5.00%	10/01/2040	20,000	25,129,372
Series 2020, RB(a)	4.38%	10/01/2045	6,500	7,723,006
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, RB(a)	5.00%	07/01/2046	2,500	2,798,102
Suffolk Tobacco Asset Securitization Corp.; Series 2008 B, RB	6.00%	06/01/2048	8,385	8,402,025
Triborough Bridge & Tunnel Authority; Series 2021 A-1, Ref. RB	5.00%	05/15/2051	13,550	17,435,240
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	4.00%	11/15/2054	5,000	5,877,776
Series 2021 A, RB	5.00%	11/15/2051	58,000	74,750,046
Yonkers Economic Development Corp. (Charter School Education Excellence); Series 2019 A, RB	5.00%	10/15/2054	465	541,392
				2,092,410,771

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                     Invesco Rochester® Municipal Opportunities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
North Carolina–0.22%
Charlotte (City of), NC;
Series 2019 B, Ref. COP	4.00%	06/01/2038	$1,000	$ 1,195,010
Series 2019 B, Ref. COP	4.00%	06/01/2039	750	895,985
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group); Series 2019, RB	4.00%	11/01/2052	16,500	19,243,690
				21,334,685

North Dakota–0.26%
Grand Forks (County of), ND (Green Bonds);
Series 2021, RB(a)(d)	6.63%	12/15/2031	3,000	3,090,495
Series 2021, RB(a)(d)	7.00%	12/15/2043	21,000	21,566,370
				24,656,865

Northern Mariana Islands–0.23%
Northern Mariana Islands (Commonwealth of); Series 2007 B, Ref. GO Bonds	5.00%	10/01/2033	24,265	22,592,452

Ohio–3.78%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	4,000	4,597,419
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	133,405	155,242,420
Series 2020 B-3, Ref. RB(h)	0.00%	06/01/2057	104,895	17,241,822
Butler (County of), NY Port Authority; Series 2013, Ref. RB(j)(k)	7.00%	07/01/2023	5,645	6,334,897
Cleveland (City of) & Cuyahoga (County of), OH Port Authority;
Series 2018, Ref. RB	5.25%	12/01/2038	815	973,420
Series 2018, Ref. RB	5.50%	12/01/2043	735	880,303
Series 2018, Ref. RB	5.50%	12/01/2053	2,900	3,443,692
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Flats East Bank); Series 2021, Ref. RB(d)	4.50%	12/01/2055	750	806,399
Columbus (City of) & Franklin (County of), OH Finance Authority; Series 2007 A, RB	6.00%	05/15/2035	170	170,528
Cuyahoga (County of), OH (Metrohealth System);
Series 2017, Ref. RB	5.50%	02/15/2052	10,000	12,045,760
Series 2017, Ref. RB	5.50%	02/15/2057	4,900	5,845,871
Darke (County of), OH (Wayne Healthcare);
Series 2019 A, RB	4.00%	09/01/2040	1,000	1,080,623
Series 2019 A, RB	4.00%	09/01/2045	1,750	1,869,893
FirstEnergy Solutions Corp.;
Class A3(f)	3.75%	12/01/2023	7,750	255,573
Class B5(f)	3.10%	03/01/2023	2,000	65,954
Franklin (County of), OH (Nationwide Children’s Hospital); Series 2012, RB	5.00%	11/01/2042	7,000	7,223,016
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB(j)(k)	8.00%	07/01/2022	34,245	36,382,659
Greater Cincinnati (Port of), OH Development Authority;
Series 2004, RB	6.30%	02/15/2024	780	767,146
Series 2004, RB	6.40%	02/15/2034	2,500	2,296,823
Hardin (County of), OH (Ohio Northern University); Series 2020, Ref. RB	5.50%	05/01/2050	3,000	3,268,902
Hickory Chase Community Authority; Series 2019, Ref. RB(d)	5.00%	12/01/2040	1,880	2,064,126
Lake (County of), OH; Series 2008 C, Ref. RB	5.75%	08/15/2038	20	20,079
Lorain (County of), OH Port Authority; Series 2005 A, RB(a)	6.00%	11/15/2025	170	170,279
Marion (County of), OH (United Church Homes, Inc.);
Series 2019, Ref. RB	5.00%	12/01/2039	1,150	1,275,444
Series 2019, Ref. RB	5.13%	12/01/2049	6,000	6,613,394
Norwood (City of), OH; Series 2017, RB	6.00%	12/01/2046	1,070	1,135,387
Ohio (State of) Air Quality Development Authority; Series 2019, RB(a)(d)	5.00%	07/01/2049	10,000	11,697,844
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 D, Ref. PCR(j)	4.25%	09/15/2021	10,795	10,812,147
Ohio (State of) Higher Educational Facility Commission;
Series 2015, Ref. RB	6.00%	10/01/2041	23,700	27,066,507
Series 2018, Ref. RB	5.25%	01/01/2048	5,750	6,088,780
Series 2019, RB	5.00%	11/01/2044	10,960	13,614,717
Ohio (State of) Housing Finance Agency (Sanctuary at Springboro); Series 2017, RB(d)	5.45%	01/01/2038	5,400	5,522,214
Southeastern Ohio Port Authority (Memorial Health System); Series 2012, Ref. RB	5.75%	12/01/2032	4,100	4,286,478

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                     Invesco Rochester® Municipal Opportunities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Ohio–(continued)
Toledo (City of) & Lucas (County of), OH Port Authority; Series 2007 A, RB	5.40%	11/01/2036	$1,337	$ 1,215,282
Warren (County of), OH Port Authority;
Series 2019 D, RB(d)	4.00%	12/01/2039	2,305	2,466,019
Series 2019 D, RB(d)	5.00%	12/01/2052	3,670	4,168,015
Series 2019, RB(d)	5.25%	12/01/2052	6,105	6,400,635
				365,410,467

Oklahoma–0.31%
Atoka (County of), OK Health Care Authority (Atoka Memorial Hospital); Series 2007, RB (Acquired 08/30/2007-03/01/2016; Cost $4,375,000)(g)	6.63%	10/01/2037	4,655	3,724,000
Oklahoma (State of) Ordnance Works Authority (Ralston Purina Co.); Series 1996, Ref. PCR(a)	6.50%	09/01/2026	100	100,476
Tulsa (City of), OK Authority for Economic Opportunity (Vast Bank); Series 2021, RB(d)	4.00%	12/01/2043	2,585	2,545,343
Tulsa (City of), OK Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(a)(j)	5.00%	06/01/2025	20,660	23,320,151
				29,689,970

Oregon–0.07%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa);
Series 2020 A, Ref. RB	5.25%	11/15/2050	1,000	1,113,832
Series 2020 A, Ref. RB	5.38%	11/15/2055	1,000	1,116,634
Oregon (State of) Facilities Authority;
Series 2015 A, RB(d)	5.75%	06/15/2046	1,740	1,908,003
Series 2016 A, RB	5.25%	06/15/2051	2,625	2,802,756
				6,941,225

Pennsylvania–2.10%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	17,800	21,445,032
Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2011, Ref. RB	6.55%	12/01/2027	2,115	2,140,696
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (615 Waterfront); Series 2021, RB(d)	6.00%	05/01/2042	4,120	5,210,841
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center); Series 2018, RB(d)	5.38%	05/01/2042	8,000	9,473,574
Bucks (County of), PA Industrial Development Authority (Waste Management, Inc.); Series 2002, RB(a)	2.75%	12/01/2022	5,000	5,160,646
Chester (County of), PA Industrial Development Authority;
Series 2016, RB	5.25%	01/01/2037	1,710	1,725,684
Series 2016, RB	5.50%	01/01/2052	11,080	11,180,852
Chester (County of), PA Industrial Development Authority (Woodlands at Greystone);
Series 2018, RB(d)	5.00%	03/01/2038	525	624,741
Series 2018, RB(d)	5.13%	03/01/2048	1,030	1,216,987
Crawford (County of), PA Hospital Authority;
Series 2016 A, Ref. RB	6.00%	06/01/2046	2,750	2,986,053
Series 2016 A, Ref. RB	6.00%	06/01/2051	3,215	3,482,996
Dauphin (County of), PA Industrial Development Authority (Dauphin Construction Water Supply); Series 1992 A, RB(a)	6.90%	06/01/2024	3,400	3,995,228
Lancaster (City of), PA; Series 2018, GO Bonds (INS - BAM)(c)	4.00%	11/01/2040	5	5,811
Monroeville Finance Authority; Series 2012, RB	5.00%	02/15/2042	5,000	5,224,970
Montgomery (County of), PA Higher Education & Health Authority;
Series 2017, Ref. RB (Acquired 10/25/2017-02/13/2019; Cost $1,250,272)(g)	5.00%	12/01/2032	1,260	1,238,642
Series 2017, Ref. RB (Acquired 10/25/2017; Cost $1,705,000)(g)	5.25%	12/01/2037	1,705	1,677,417
Series 2017, Ref. RB (Acquired 10/25/2017; Cost $487,605)(g)	5.30%	12/01/2038	500	491,090
Series 2017, Ref. RB (Acquired 10/25/2017-10/26/2017; Cost $3,128,288)(g)	5.38%	12/01/2047	3,140	3,064,234
Northampton (County of), PA Industrial Development Authority;
Series 2013 A, RB (Acquired 04/03/2013; Cost $7,245,256)(f)(g)(m)	5.00%	12/31/2023	8,239	2,059,664
Series 2013, RB(f)(m)	5.00%	12/31/2023	3,054	763,551
Pennsylvania (Commonwealth of); Series 2021, GO Bonds	4.00%	05/15/2032	19,425	24,491,584
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority; Series 2012 A, RB	5.00%	01/01/2027	1,370	1,390,867
Pennsylvania (Commonwealth of) Housing Finance Agency; Series 2018, RB (CEP - FNMA)	3.60%	08/01/2035	13	14,545

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                     Invesco Rochester® Municipal Opportunities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 B, RB	5.25%	12/01/2044	$560	$ 644,678
Series 2021 A, RB	4.00%	12/01/2050	2,500	2,933,435
Series 2021 A, Ref. RB	4.00%	12/01/2051	50,000	59,220,510
Philadelphia (City of), PA Authority for Industrial Development;
Series 2012 A, RB	5.50%	06/15/2022	195	201,866
Series 2012 A, RB	5.50%	06/15/2032	2,000	2,065,923
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System);
Series 2012 A, RB	5.63%	07/01/2036	3,350	3,478,129
Series 2012 A, RB	5.63%	07/01/2042	5,250	5,444,542
Philadelphia (City of), PA Industrial Development Authority (Architecture & Design Charter High School); Series 2013, RB(j)(k)	6.13%	03/15/2023	1,500	1,634,780
Philadelphia (City of), PA Industrial Development Authority (University of the Arts); Series 2017, Ref. RB(d)	5.00%	03/15/2045	8,430	9,281,738
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group); Series 2019 A, Ref. RB	5.00%	06/01/2049	7,500	9,306,754
				203,278,060

Puerto Rico–9.71%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	3,705	3,731,049
Series 2002, RB	5.50%	05/15/2039	35,925	36,889,568
Series 2002, RB	5.63%	05/15/2043	108,400	109,045,479
Series 2005 A, RB(h)	0.00%	05/15/2050	28,000	4,471,110
Series 2005 B, RB(h)	0.00%	05/15/2055	127,450	11,573,875
Puerto Rico (Commonwealth of);
Series 2001 A, GO Bonds(e)	5.13%	07/01/2031	450	423,563
Series 2004 A, GO Bonds(e)	5.00%	07/01/2024	1,500	1,411,875
Series 2004 A, GO Bonds (INS - AGC)(c)	5.00%	07/01/2034	10	10,161
Series 2004 A, GO Bonds(e)	5.00%	07/01/2034	1,660	1,562,475
Series 2007 A, GO Bonds(e)	5.25%	07/01/2037	2,165	2,045,925
Series 2007 A, Ref. GO Bonds(e)	5.25%	07/01/2026	1,920	1,790,400
Series 2007 A, Ref. GO Bonds(e)	5.50%	07/01/2049	40	37,850
Series 2009 B, Ref. GO Bonds(e)	6.50%	07/01/2037	14,550	13,931,625
Series 2009 B, Ref. GO Bonds(e)	5.75%	07/01/2038	3,000	2,771,250
Series 2009 C, Ref. GO Bonds(e)	6.00%	07/01/2039	9,265	8,639,613
Series 2011 A, GO Bonds(e)	5.75%	07/01/2041	65,250	60,600,937
Series 2011 A, Ref. GO Bonds (INS - AGM)(c)	5.25%	07/01/2024	5	5,087
Series 2011 C, Ref. GO Bonds(e)	6.00%	07/01/2035	2,625	2,362,500
Series 2011 C, Ref. GO Bonds(e)	5.75%	07/01/2036	11,540	10,039,800
Series 2011 C, Ref. GO Bonds (INS - AGM)(c)	5.75%	07/01/2037	1,345	1,371,569
Series 2011 C, Ref. GO Bonds(e)	6.50%	07/01/2040	13,000	11,992,500
Series 2012 A, Ref. GO Bonds(e)	5.50%	07/01/2026	14,695	13,225,500
Series 2012 A, Ref. GO Bonds(e)	5.50%	07/01/2026	3,255	2,913,225
Series 2012 A, Ref. GO Bonds(e)	5.50%	07/01/2027	340	306,000
Series 2012 A, Ref. GO Bonds(e)	5.00%	07/01/2033	2,550	2,256,750
Series 2012 A, Ref. GO Bonds (INS - AGM)(c)	5.00%	07/01/2035	3,885	3,990,197
Series 2012 A, Ref. GO Bonds(e)	5.13%	07/01/2037	2,000	1,755,000
Series 2012 A, Ref. GO Bonds(e)	5.00%	07/01/2041	6,765	5,809,444

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                     Invesco Rochester® Municipal Opportunities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2012 A, RB(k)	5.50%	07/01/2028	$250	$260,989
Series 2012 A, RB(k)	5.25%	07/01/2029	8,130	8,470,520
Series 2012 A, RB(k)	5.00%	07/01/2033	19,468	20,243,039
Series 2012 A, RB(k)	5.75%	07/01/2037	25,035	26,187,396
Series 2012 A, RB(k)	5.25%	07/01/2042	10,000	10,418,844
Series 2012 A, RB(k)	6.00%	07/01/2047	37,380	39,168,483
Series 2021 A, RB(d)	5.00%	07/01/2022	320	331,046
Series 2021 A, RB(d)	5.00%	07/01/2025	315	360,697
Series 2021 A, RB(d)	5.00%	07/01/2033	900	1,128,892
Series 2021 A, RB(d)	5.00%	07/01/2037	450	556,789
Series 2021 A, RB(d)	4.00%	07/01/2042	1,250	1,406,688
Series 2022 A, Ref. RB(d)	5.00%	07/01/2033	9,000	11,073,082
Series 2022 A, Ref. RB(d)	5.00%	07/01/2037	6,000	7,325,038
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 TT, RB(e)	5.00%	07/01/2026	895	877,100
Series 2007 TT, RB(e)	5.00%	07/01/2027	1,990	1,950,200
Series 2007 TT, RB(e)	5.00%	07/01/2032	3,680	3,606,400
Series 2007 TT-RSA-1, RB(e)	5.00%	07/01/2022	210	205,800
Series 2007 TT-RSA-1, RB(e)	5.00%	07/01/2024	15	14,700
Series 2007 UU, Ref. RB (INS - AGC)(c)	5.00%	07/01/2026	7,905	8,032,548
Series 2007 VV, Ref. RB (INS - NATL)(c)	5.25%	07/01/2026	175	188,231
Series 2007 VV, Ref. RB (INS - NATL)(c)	5.25%	07/01/2033	22,000	23,984,567
Series 2007 VV, Ref. RB (INS - NATL)(c)	5.25%	07/01/2035	465	506,902
Series 2008 WW, RB(e)	5.50%	07/01/2038	605	596,681
Series 2008 WW-RSA-1, RB(e)	5.38%	07/01/2022	85	83,725
Series 2008 WW-RSA-1, RB(e)	5.38%	07/01/2024	390	384,150
Series 2008 WW-RSA-1, RB(e)	5.25%	07/01/2033	415	408,256
Series 2010 AAA-RSA-1, RB(e)	5.25%	07/01/2022	40	39,350
Series 2010 AAA-RSA-1, RB(e)	5.25%	07/01/2023	10	9,838
Series 2010 AAA-RSA-1, RB(e)	5.25%	07/01/2028	2,600	2,557,750
Series 2010 AAA-RSA-1, RB(e)	5.25%	07/01/2029	445	437,769
Series 2010 AAA-RSA-1, RB(e)	5.25%	07/01/2030	95	93,456
Series 2010 AAA-RSA-1, Ref. RB(e)	5.25%	07/01/2026	4,570	4,495,738
Series 2010 CCC-RSA-1, RB(e)	5.00%	07/01/2022	310	303,800
Series 2010 CCC-RSA-1, RB(e)	5.00%	07/01/2024	35	34,300
Series 2010 CCC-RSA-1, RB(e)	5.00%	07/01/2027	285	279,300
Series 2010 CCC-RSA-1, RB(e)	5.00%	07/01/2028	540	529,200
Series 2010 DDD, Ref. RB(e)	5.00%	07/01/2022	185	181,300
Series 2010 XX, RB(e)	5.25%	07/01/2035	2,660	2,616,775
Series 2010 XX, RB(e)	5.25%	07/02/2040	28,430	27,968,012
Series 2010 XX-RSA-1, RB(e)	5.25%	07/01/2026	10	9,838
Series 2010 XX-RSA-1, RB(e)	5.25%	07/01/2027	845	831,269
Series 2010 XX-RSA-1, RB(e)	5.75%	07/01/2036	18,575	18,389,250
Series 2010 ZZ, Ref. RB(e)	5.25%	07/01/2026	1,135	1,116,556
Series 2010 ZZ-RSA-1, Ref. RB(e)	5.00%	07/01/2022	850	833,000
Series 2010 ZZ-RSA-1, Ref. RB(e)	5.25%	07/01/2022	50	49,188
Series 2010 ZZ-RSA-1, Ref. RB(e)	5.00%	07/01/2024	215	210,700
Series 2010 ZZ-RSA-1, Ref. RB(e)	4.63%	07/01/2025	190	185,488
Series 2010 ZZ-RSA-1, Ref. RB(e)	5.25%	07/01/2025	275	270,531
Series 2010 ZZ-RSA-1, Ref. RB(e)	5.00%	07/01/2026	10	9,800
Series 2012 A, RB(e)	5.00%	07/02/2029	3,100	3,038,000
Series 2012 A, RB(e)	5.05%	07/01/2042	11,925	11,686,500
Series 2013 A, RB(e)	7.00%	07/01/2040	480	484,200
Series 2013 A, RB(e)	7.00%	07/01/2043	9,080	9,159,450
Series 2013 A-RSA, RB(e)	7.25%	07/01/2030	160	161,800
Series 2016 E-2, RB(e)	10.00%	01/01/2022	543	566,095
Series 2016 E-4, RB(e)	10.00%	07/01/2022	543	566,096

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                     Invesco Rochester® Municipal Opportunities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2002 D, RB (INS - AGM)(c)	5.00%	07/01/2027	$45	$ 45,726
Series 2002 E, RB (INS - AGM)(c)	5.50%	07/01/2023	25	26,881
Series 2003 AA, RB(e)	5.00%	07/01/2028	1,360	1,513,000
Series 2003 AA, RB(e)	5.00%	07/02/2035	1,035	1,151,438
Series 2003 AA-2, Ref. RB(e)	5.30%	07/02/2035	7,895	8,783,187
Series 2003 H, Ref. RB(e)	5.45%	07/01/2035	605	322,919
Series 2003, RB (INS - AGC)(c)	5.75%	07/01/2022	9,000	9,167,781
Series 2003, RB (INS - AGC)(c)	5.00%	07/01/2023	215	218,469
Series 2003, RB(e)	5.00%	07/03/2028	2,175	348,000
Series 2004 J, RB (INS - NATL)(c)	5.00%	07/01/2029	250	257,126
Series 2005 L, Ref. RB (INS - NATL)(c)	5.25%	07/01/2035	1,490	1,623,214
Series 2005 L, Ref. RB (INS - AMBAC)(c)	5.25%	07/01/2038	125	136,194
Series 2007 CC, Ref. RB(e)	5.50%	07/01/2029	5,000	5,562,500
Series 2007 CC, Ref. RB(e)	5.50%	07/01/2030	3,250	3,615,625
Series 2007 CC, Ref. RB (INS - AGM)(c)	5.25%	07/01/2033	80	90,072
Series 2007 N, Ref. RB (INS - NATL)(c)	5.25%	07/01/2033	165	180,097
Series 2007 N, Ref. RB (INS - AGM)(c)	5.25%	07/01/2034	60	67,175
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority;
Series 2000, RB(a)	6.63%	06/01/2026	5,600	5,796,000
Series 2011 A, Ref. RB	6.00%	07/01/2033	4,050	4,062,757
Series 2012, Ref. RB	5.00%	10/01/2021	100	100,750
Puerto Rico (Commonwealth of) Infrastructure Financing Authority;
Series 2005 B, RB (INS - AGC)(c)	5.00%	07/01/2041	25	25,403
Series 2006 B, RB(e)	5.00%	07/01/2031	5,000	2,000,000
Series 2006 B, RB(e)	5.00%	07/01/2037	3,000	1,200,000
Puerto Rico (Commonwealth of) Infrastructure Financing Authority (MEPSI Campus); Series 2007 A, RB (Acquired 10/16/2013-02/10/2016; Cost $3,632,700)(e)(g)	6.50%	10/01/2037	7,300	5,548,000
Puerto Rico (Commonwealth of) Public Buildings Authority;
Series 2002 D, RB(e)	5.25%	07/01/2036	1,515	1,571,813
Series 2007 N, RB(e)	5.00%	07/01/2032	3,870	4,044,150
Series 2007 N, RB(e)	5.00%	07/01/2037	150	155,813
Series 2007 Q, Ref. RB(e)	5.50%	07/01/2037	200	210,250
Series 2007 Q, Ref. RB(e)	5.63%	07/01/2039	5,860	6,204,275
Series 2009 P, Ref. RB(e)	6.13%	07/01/2023	12,000	12,915,000
Series 2009 P, Ref. RB(e)	6.25%	07/01/2026	5,100	5,508,000
Series 2009 P, Ref. RB(e)	6.75%	07/01/2036	4,980	5,415,750
Series 2011 S, RB(e)	5.75%	07/01/2022	12,845	13,166,125
Series 2011 S, RB(e)	5.50%	07/01/2023	260	265,525
Series 2012 U, Ref. RB(e)	5.25%	07/01/2023	100	96,250
Series 2012 U, Ref. RB(e)	5.25%	07/01/2042	73,395	69,725,250
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities); Series 2007 M-3, Ref. RB (INS - NATL)(c)	6.00%	07/01/2028	400	414,513
Puerto Rico Public Finance Corp.; Series 2011 B, RB(e)	5.50%	08/01/2031	49,020	735,300
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(h)	0.00%	07/01/2029	11	9,674
Series 2018 A-1, RB	4.50%	07/01/2034	11	12,179
Series 2018 A-1, RB	4.55%	07/01/2040	3,337	3,839,957
Series 2018 A-1, RB(h)	0.00%	07/01/2046	157,376	52,585,412
Series 2018 A-1, RB(h)	0.00%	07/01/2051	103,344	25,114,142
Series 2018 A-1, RB	4.75%	07/01/2053	34,576	39,568,840
Series 2018 A-1, RB	5.00%	07/01/2058	40,948	47,412,010
Series 2019 A-2, RB	4.54%	07/01/2053	4,576	5,175,523
Series 2019 A-2, RB	4.78%	07/01/2058	14,781	16,915,243

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                     Invesco Rochester® Municipal Opportunities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Puerto Rico–(continued)
University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2022	$100	$ 99,750
Series 2006 P, Ref. RB	5.00%	06/01/2030	5,260	5,167,950
Series 2006 Q, RB	5.00%	06/01/2036	1,025	1,007,063
				939,027,510

Rhode Island–0.08%
Central Falls Detention Facility Corp.; Series 2005, Ref. RB (Acquired 06/23/2005; Cost $43,767,323)(e)(g)	7.25%	07/15/2035	44,240	7,963,200

South Carolina–1.22%
Charleston (City of), SC;
Series 2021, Ref. RB	4.00%	01/01/2029	6,630	8,145,070
Series 2021, Ref. RB	4.00%	01/01/2030	6,000	7,491,433
Series 2021, Ref. RB	4.00%	01/01/2031	8,000	10,141,960
Series 2021, Ref. RB	4.00%	01/01/2032	6,000	7,731,990
Series 2021, Ref. RB	4.00%	01/01/2033	10,735	13,990,702
Series 2021, Ref. RB	4.00%	01/01/2034	9,000	11,898,095
Series 2021, Ref. RB	4.00%	01/01/2035	7,000	9,383,664
Lancaster County School District; Series 2018 XF252, GO Bonds(i)	4.00%	03/01/2036	12,555	14,573,658
Richland (County of), SC; Series 2004, RB(f)	6.20%	11/01/2036	11,953	9,649,686
South Carolina (State of) Jobs-Economic Development Authority (Green Bonds);
Series 2019 A, RB(a)(d)	7.00%	05/01/2039	5,000	4,910,026
Series 2021, RB(a)(d)	6.00%	06/01/2031	1,000	1,039,798
Series 2021, RB(a)(d)	6.25%	06/01/2040	1,000	1,051,586
Series 2021, RB(a)(d)	6.50%	06/01/2051	2,250	2,364,048
South Carolina (State of) Jobs-Economic Development Authority (Kiawah Life Plan Village, Inc.); Series 2021, RB(d)	8.75%	07/01/2025	785	794,516
South Carolina (State of) Ports Authority;
Series 2018, RB(a)	5.00%	07/01/2043	1,500	1,843,380
Series 2018, RB(a)	5.00%	07/01/2055	3,750	4,560,858
South Carolina (State of) Public Service Authority; Series 2013 A, RB	5.50%	12/01/2033	6,465	7,163,089
University of South Carolina; Series 2017 B, Ref. RB	5.00%	05/01/2029	1,165	1,429,376
				118,162,935

Tennessee–0.98%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016 B, RB(d)(h)	0.00%	12/01/2022	1,000	950,882
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health);
Series 2019 A-1, Ref. RB	4.00%	08/01/2038	775	905,760
Series 2019 A-1, Ref. RB	4.00%	08/01/2044	1,545	1,779,214
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	1,160	1,439,846
Series 2019 A-2, Ref. RB	5.00%	08/01/2049	1,545	1,906,655
Knoxville (City of), TN; Series 2021 A, RB	5.00%	04/01/2032	4,630	6,481,786
Memphis (City of) & Shelby (County of), TN Airport Authority; Series 2018, RB(a)	5.00%	07/01/2043	7,250	8,788,926
Memphis (City of), TN; Series 2018, GO Bonds(i)	4.00%	06/01/2047	10,765	12,243,669
Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(d)	5.13%	06/01/2036	600	693,580
Nashville (City of), TN Metropolitan Airport Authority;
Series 2019 B, RB(a)	5.00%	07/01/2044	20,000	25,174,526
Series 2019 B, RB(a)	5.00%	07/01/2049	4,430	5,540,853
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB	5.50%	09/01/2047	9,000	8,312,299
Series 2013 B, Ref. RB(e)	8.00%	09/01/2044	6,350	317,500
Tennessee (State of) Metropolitan Nashville Airport Authority; Series 2019 B, RB(a)	5.00%	07/01/2054	16,500	20,563,198
				95,098,694

Texas–6.49%
Alamo Community College District;
Series 2021, GO Bonds	4.00%	08/15/2031	7,645	9,532,032
Series 2021, GO Bonds	4.00%	08/15/2032	9,465	11,742,760

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                     Invesco Rochester® Municipal Opportunities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Texas–(continued)
Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, RB(a)(e)(f)	6.50%	11/01/2029	$34,600	$ 346
Argyle (Town of), TX (The Highlands of Argyle Public Improvement District No. 1);
Series 2017, RB	5.00%	09/01/2037	890	1,012,046
Series 2017, RB	5.25%	09/01/2047	1,475	1,671,491
Arlington Higher Education Finance Corp.;
Series 2020, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	1,100	1,311,402
Series 2020, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	2,500	2,932,043
Arlington Higher Education Finance Corp. (Great Hearts America);
Series 2020 A, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	1,500	1,754,303
Series 2020 A, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2055	3,175	3,710,008
Arlington Higher Education Finance Corp. (Leadership Prep School); Series 2016 A, RB	5.00%	06/15/2046	1,325	1,328,447
Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	5.00%	08/15/2053	785	862,809
Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.75%	08/15/2043	4,345	5,137,543
Aubrey (City of), TX; Series 2015, RB	7.25%	09/01/2045	655	702,569
Austin (City of), TX; Series 2020 C, Ref. RB	5.00%	11/15/2050	6,165	7,956,585
Austin Independent School District;
Series 2021, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/01/2030	2,750	3,699,942
Series 2021, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/01/2031	4,000	5,490,590
Board of Regents of the University of Texas System;
Series 2020 A, Ref. RB	5.00%	08/15/2030	20,575	27,724,066
Series 2020 C, Ref. RB	5.00%	08/15/2031	8,620	11,871,167
Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC); Series 2019, RB(a)	7.00%	03/01/2039	19,100	20,982,687
Cambridge Student Housing Financing Co. L.P.;
Series 2004 C, RB(e)	9.70%	11/01/2039	4,502	900
Series 2004 D, RB(e)	1.00%	11/01/2039	3,659	732
Carrollton-Farmers Branch Independent School District; Series 2021, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	2,475	3,278,611
Celina (City of), TX;
Series 2015, RB	6.25%	09/01/2045	1,755	1,852,804
Series 2015, RB	7.25%	09/01/2045	960	1,011,665
Series 2015, RB	7.50%	09/01/2045	3,815	4,096,078
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	6.00%	08/15/2038	5,000	5,849,854
Crandall (City of), TX;
Series 2021, RB(d)	4.75%	09/15/2031	100	103,125
Series 2021, RB(d)	4.25%	09/15/2041	250	258,256
Series 2021, RB(d)	5.00%	09/15/2041	500	518,775
Series 2021, RB(d)	4.50%	09/15/2051	500	518,397
Series 2021, RB(d)	5.25%	09/15/2051	500	520,620
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport);
Series 2013 F, Ref. RB	5.00%	11/01/2022	110	116,236
Series 2013 G, RB	5.00%	11/01/2022	260	274,739
Edinburg Economic Development Corp.; Series 2019, RB(d)	5.00%	08/15/2044	1,645	1,735,781
Fort Worth (City of), TX;
Series 2021, Ref. RB	5.00%	02/15/2030	8,610	11,468,511
Series 2021, Ref. RB	4.00%	02/15/2031	5,165	6,414,693
Galveston (City of), TX;
Series 2014, RB	5.63%	09/01/2028	1,600	1,314,467
Series 2014, RB	6.00%	09/01/2038	3,700	2,779,824
Series 2014, RB	6.13%	09/01/2044	3,500	2,568,834
Grand Parkway Transportation Corp.;
Series 2015 XF2034, Revenue Ctfs.(i)(j)(k)	5.00%	10/01/2023	10,000	11,007,107
Series 2018 A, RB	5.00%	10/01/2048	5,000	6,153,187
Series 2018 XF2669, Revenue Ctfs.(i)	5.00%	10/01/2048	32,525	40,026,481
Grand Rapids Economic Development Corp. (Clark Retirement Community, Inc.); Series 2018 A, RB(i)	5.00%	10/01/2043	15,000	18,568,847
Gulf Coast Industrial Development Authority; Series 1998, RB(a)	8.00%	04/01/2028	20	20,033

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                     Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Harris (County of), TX Flood Control District;
Series 2021 A, GO Bonds	5.00%	10/01/2029	$1,700	$ 2,246,748
Series 2021 A, GO Bonds	5.00%	10/01/2030	2,500	3,370,270
Series 2021 A, GO Bonds	5.00%	10/01/2031	3,145	4,207,322
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital); Series 2021, Ref. RB(j)	5.00%	10/01/2031	10,000	13,552,062
Houston (City of), TX;
Series 2020 C, Ref. RB	4.00%	11/15/2043	3,500	4,227,573
Series 2020 C, Ref. RB	4.00%	11/15/2049	3,500	4,175,963
Series 2021 A, RB(a)	4.00%	07/01/2040	4,000	4,775,715
Series 2021 A, RB(a)	4.00%	07/01/2041	2,250	2,676,147
Series 2021 A, RB(a)	4.00%	07/01/2048	16,375	19,159,994
Houston (City of), TX (United Airlines, Inc.);
Series 2018, RB(a)	5.00%	07/15/2028	8,250	9,959,162
Series 2020, Ref. RB(a)	5.00%	07/15/2027	1,750	2,088,125
Series 2021, RB(a)	4.00%	07/15/2041	15,000	16,351,555
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2020 A, Ref. RB(a)	5.00%	07/01/2027	1,250	1,490,379
Laredo (City of), TX; Series 2020 A, RB	4.00%	03/01/2050	5,975	7,127,965
Lower Colorado River Authority; Series 2013 A, Ref. RB	5.00%	05/15/2031	7,895	8,535,627
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(a)(d)	4.63%	10/01/2031	25,000	26,326,080
New Hope Cultural Education Facilities Finance Corp.;
Series 2013 A, RB(j)(k)	5.88%	04/01/2023	785	854,871
Series 2013 A, RB(j)(k)	6.00%	04/01/2023	1,950	2,126,429
Series 2016 A, RB(j)(k)	5.00%	04/01/2026	1,080	1,296,007
Series 2016 A, RB(j)(k)	5.00%	04/01/2026	2,315	2,772,211
Series 2016 A, RB	5.50%	08/15/2046	700	701,985
Series 2016 A, RB	5.50%	08/15/2051	1,200	1,203,353
Series 2016 A-1, RB	5.00%	07/01/2031	350	373,451
Series 2017 A, Ref. RB	4.00%	08/15/2033	3,000	3,449,920
Series 2017 A, Ref. RB	4.00%	08/15/2034	2,000	2,294,295
Series 2018 A, RB(d)	6.00%	08/15/2037	1,000	1,092,334
Series 2018 A, RB(d)	6.00%	08/15/2047	13,435	14,612,175
Series 2018 A-1, RB (INS - AGM)(c)	5.00%	07/01/2038	500	609,474
Series 2018 A-1, RB (INS - AGM)(c)	5.00%	07/01/2048	1,750	2,121,391
Series 2018 A-1, RB (INS - AGM)(c)	5.00%	07/01/2058	2,400	2,899,956
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.);
Series 2016, RB	5.00%	07/01/2046	1,750	1,822,182
Series 2016, RB	5.00%	07/01/2051	1,750	1,818,290
New Hope Cultural Education Facilities Finance Corp. (Cumberland Academy);
Series 2020 A, RB(d)	5.00%	08/15/2040	2,390	2,641,993
Series 2020 A, RB(d)	5.00%	08/15/2050	2,220	2,435,523
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2017 A, RB(d)	5.13%	08/15/2047	2,085	2,089,859
New Hope Cultural Education Facilities Finance Corp. (Legacy Midtown Park); Series 2018 A, RB	5.50%	07/01/2054	8,250	8,764,430
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.38%	11/15/2036	400	434,973
Series 2016 A, RB	5.50%	11/15/2046	650	702,637
Series 2016 A, RB	5.50%	11/15/2052	3,425	3,692,289
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.25%	10/01/2049	2,500	2,755,324
Series 2020, RB	5.25%	10/01/2055	9,390	10,532,964
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.); Series 2014, RB	5.50%	01/01/2049	1,300	1,364,716
Newark High Education Finance Corp. (Austin Achieve Public Schools, Inc.);
Series 2018, RB	5.00%	06/15/2038	375	384,464
Series 2018, RB	5.00%	06/15/2048	750	767,202
North Central Texas Housing Finance Corp.; Series 2012, RB(j)	6.15%	01/01/2029	1,500	1,517,319
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas LLC);
Series 2016 A, RB	5.00%	08/15/2036	655	727,603
Series 2016 A, RB	5.00%	08/15/2046	1,000	1,093,806

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                     Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Red River Education Finance Corp.; Series 2017, Ref. RB	5.50%	10/01/2046	$5,370	$ 6,314,686
Red River Health Facilities Development Corp. (MRC Crossing); Series 2014 A, RB	8.00%	11/15/2049	3,000	3,355,193
Richardson Independent School District;
Series 2021, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	1,195	1,554,385
Series 2021, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	1,465	1,944,376
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	6.00%	09/15/2046	455	473,707
Sabine Neches Housing Finance Corp.; Series 2012, RB(j)	6.15%	01/01/2029	1,870	1,891,591
San Antonio Independent School District; Series 2021, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	5,670	7,462,563
San Antonio Municipal Facilities Corp. (City Tower Renovation);
Series 2021, RB	5.00%	08/01/2029	1,750	2,276,482
Series 2021, RB	5.00%	08/01/2030	1,900	2,520,075
Series 2021, RB	5.00%	08/01/2031	1,830	2,477,081
Series 2021, RB	4.00%	08/01/2048	13,000	15,330,024
Sanger Industrial Development Corp. (Texas Pellets); Series 2012 C, RB (Acquired 08/31/2012; Cost $26,820,000)(a)(e)(f)(g)	7.50%	07/01/2038	26,820	6,705,000
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2013 A, RB(j)(k)	4.00%	05/15/2023	585	622,872
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, RB (Acquired 07/27/2007-07/18/2012; Cost $3,810,000)(e)(g)	5.75%	11/16/2037	3,810	2,171,700
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana);
Series 2017, RB	6.75%	11/15/2047	3,500	4,009,220
Series 2017, RB	6.75%	11/15/2052	2,000	2,280,010
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2017 A, RB (Acquired 06/12/2020; Cost $4,646,513)(e)(g)	6.38%	02/15/2048	5,710	3,997,000
Series 2017 A, RB (Acquired 06/12/2020; Cost $2,441,250)(e)(g)	6.38%	02/15/2052	3,000	2,100,000
Series 2017, RB (Acquired 06/12/2020; Cost $1,688,531)(e)(g)	6.38%	02/15/2041	2,075	1,452,500
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.25%	11/15/2031	500	598,099
Series 2020, Ref. RB	6.63%	11/15/2041	2,000	2,389,041
Series 2020, Ref. RB	6.75%	11/15/2051	3,000	3,568,924
Series 2020, Ref. RB	6.88%	11/15/2055	3,555	4,244,810
Texas (State of);
Series 2021 A, GO Bonds(a)	5.00%	08/01/2030	5,880	7,793,116
Series 2021 A, GO Bonds(a)	5.00%	08/01/2031	6,175	8,317,396
Series 2021 A, GO Bonds(a)	5.00%	08/01/2032	6,480	8,738,973
Series 2021 A, GO Bonds(a)	5.00%	08/01/2033	6,805	9,142,765
Series 2021 B, Ref. GO Bonds(a)	5.00%	08/01/2030	4,970	6,587,039
Series 2021 B, Ref. GO Bonds(a)	5.00%	08/01/2031	5,220	7,031,062
Series 2021 B, Ref. GO Bonds(a)	5.00%	08/01/2032	5,485	7,496,809
Series 2021 B, Ref. GO Bonds(a)	5.00%	08/01/2033	5,755	7,963,109
Series 2021 B, Ref. GO Bonds(a)	5.00%	08/01/2034	6,040	8,451,317
Texas State Student Housing Corp.; Series 2001, RB	6.85%	07/01/2031	215	215,005
Texas Water Development Board; Series 2018, RB(i)	5.00%	10/15/2053	13,515	17,072,001
Vintage Township Public Facilities Corp.; Series 2008 A, RB	7.38%	10/01/2038	1,975	1,976,803
Waxahachie (City of), TX; Series 2015, RB	6.00%	08/15/2045	6,250	6,395,327
				627,025,567

Utah–0.52%
Hideout (Town of), UT Local District No. 1;
Series 2014, RB	7.75%	08/01/2024	110	118,348
Series 2014, RB	8.25%	08/01/2034	610	643,815
Red Bridge Public Infrastructure District No. 1;
Series 2021 A, GO Bonds(d)	4.38%	02/01/2051	1,000	1,052,271
Series 2021 B, GO Bonds(d)	7.38%	08/15/2051	600	609,236
Salt Lake City (City of), UT;
Series 2018 A, RB(a)	5.00%	07/01/2048	4,000	4,871,386
Series 2018 A, RB(a)	5.25%	07/01/2048	7,410	9,143,573

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37                     Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–(continued)
Utah (State of) Charter School Finance Authority;
Series 2012, RB	5.50%	07/15/2022	$140	$ 141,697
Series 2012, RB	6.00%	07/15/2032	1,750	1,770,754
Series 2012, RB	6.25%	07/15/2042	3,870	3,915,274
Series 2016 A, Ref. RB(d)	5.00%	02/15/2046	855	929,120
Series 2017, Ref. RB(d)	5.25%	06/15/2037	4,810	5,457,252
Series 2017, Ref. RB(d)	5.38%	06/15/2048	7,415	8,322,772
Series 2018 A, RB(d)	5.25%	10/15/2048	2,205	2,283,076
Series 2019 A, RB(d)	5.38%	06/15/2049	3,645	3,775,666
Utah (State of) Charter School Finance Authority (Esperanza Elementary School); Series 2018 A, RB(d)	5.00%	10/15/2038	2,330	2,413,261
Utah (State of) Charter School Finance Authority (Leadership Learning Academy); Series 2019 A, RB(d)	5.00%	06/15/2050	2,000	2,211,876
Utah (State of) Charter School Finance Authority (Vista Entrada School of Performing Arts);
Series 2012, RB(j)(k)	6.30%	07/15/2022	750	789,177
Series 2012, RB(j)(k)	6.55%	07/15/2022	1,640	1,728,482
Weber State University; Series 2017, Ref. RB (INS - AGM)(c)	5.00%	04/01/2022	175	179,845
				50,356,881

Vermont–0.07%
East Central Vermont Telecommunications District;
Series 2018 A, RB(d)	5.75%	12/01/2036	1,450	1,542,457
Series 2018 A, RB(d)	5.60%	12/01/2043	960	1,007,305
Series 2019 A, RB(d)	5.00%	12/01/2048	4,330	4,416,981
				6,966,743

Virgin Islands–0.13%
Tobacco Settlement Financing Corp.; Series 2006 A, RB(h)	0.00%	05/15/2035	28,550	12,302,589

Virginia–0.64%
Celebrate North Community Development Authority; Series 2003 B, RB(e)	6.75%	03/01/2034	1,425	855,000
Lewistown (City of), VA Commerce Center Community Development Authority;
Series 2014 A, RB	6.05%	03/01/2044	1,207	988,920
Series 2014 B, RB	6.05%	03/01/2044	2,724	2,231,547
Series 2014 C, RB(e)	6.05%	03/01/2054	1,965	358,613
Loudoun (County of), VA; Series 2021 A, GO Bonds	5.00%	12/01/2030	7,075	9,647,934
Loudoun (County of), VA Sanitation Authority;
Series 2021, Ref. RB	5.00%	01/01/2030	3,790	5,064,365
Series 2021, Ref. RB	5.00%	01/01/2031	2,650	3,617,739
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge); Series 2019 A, RB	5.25%	01/01/2054	3,300	3,598,426
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(d)	5.00%	09/01/2045	1,000	1,100,358
Richmond (City of), VA Redevelopment & Housing Authority; Series 2017, RB(d)	5.55%	01/01/2037	2,140	2,256,705
Roanoke (City of), VA Economic Development Authority (Richfield Living);
Series 2020, RB (Acquired 01/23/2020-09/15/2020; Cost $ 3,715,000)(g)	5.00%	09/01/2050	3,910	3,748,395
Series 2020, RB (Acquired 01/23/2020-09/15/2020; Cost $ 2,749,000)(g)	5.13%	09/01/2055	2,920	2,835,389
Roanoke (County of), VA Economic Development Authority;
Series 2019 A, Ref. RB (Acquired 04/11/2019; Cost $ 14,405,820)(g)	5.25%	09/01/2049	14,735	14,840,170
Series 2019 A, Ref. RB (Acquired 04/11/2019; Cost $ 7,074,524)(g)	5.38%	09/01/2054	7,215	7,268,587
Tobacco Settlement Financing Corp.; Series 2007 B-1, RB	5.00%	06/01/2047	1,515	1,525,036
Virginia (Commonwealth of) Small Business Financing Authority (Covanta); Series 2018, RB(a)(d)(j)	5.00%	07/01/2038	1,690	1,795,110
				61,732,294

Washington–2.80%
Greater Wenatchee Regional Events Center Public Facilities District; Series 2012 A, RB	5.00%	09/01/2027	750	775,355
Kalispel Tribe of Indians;
Series 2018 A, RB(d)	5.00%	01/01/2032	2,200	2,639,263
Series 2018 A, RB(d)	5.25%	01/01/2038	3,000	3,603,958
Series 2018 B, RB(d)	5.00%	01/01/2032	500	599,832
Series 2018 B, RB(d)	5.25%	01/01/2038	1,000	1,201,319

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38                     Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Kelso (City of), WA Housing Authority; Series 1998, RB	5.60%	03/01/2028	$145	$ 145,209
Kitsap (County of), WA Consolidated Housing Authority; Series 2001 A, RB(a)	6.10%	10/01/2031	50	50,077
Seattle (City of), WA; Series 2021 A, Ref. GO Bonds	5.00%	12/01/2030	8,400	11,410,373
Seattle (City of), WA (Green Bonds);
Series 2021, Ref. RB	4.00%	08/01/2032	7,430	9,432,395
Series 2021, Ref. RB	4.00%	08/01/2033	6,230	7,878,364
Seattle (Port of), WA;
Series 2019, RB(a)	5.00%	04/01/2044	25,295	30,815,434
Series 2021, Ref. RB	5.00%	06/01/2031	3,690	4,990,356
Tacoma (City of), WA Consolidated Local Improvement Districts; Series 2013, RB	5.75%	04/01/2043	2,080	2,095,336
Washington (State of) (Bidding Group 2);
Series 2021 A, GO Bonds	5.00%	08/01/2043	30,145	39,553,041
Series 2021 A, GO Bonds	5.00%	08/01/2044	32,225	42,178,987
Series 2021 A, GO Bonds	5.00%	08/01/2045	29,040	37,906,388
Washington (State of) Economic Development Finance Authority; Series 2017 A, RB(a)(d)(e)	7.50%	01/01/2032	26,355	19,766,250
Washington (State of) Economic Development Finance Authority (Green Bonds); Series 2020 A, RB(a)(d)	5.63%	12/01/2040	8,000	9,829,641
Washington (State of) Economic Development Finance Authority (North Pacific Paper); Series 2020 B, Ref. RB(d)	9.00%	12/01/2036	16,050	17,754,070
Washington (State of) Housing Finance Commission; Series 2021-1, Class A, Ctfs.	3.50%	12/20/2035	21,525	25,294,905
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB(d)	7.00%	07/01/2045	1,000	1,109,994
Series 2015 A, RB(d)	7.00%	07/01/2050	1,700	1,883,798
				270,914,345

West Virginia–0.87%
Brooke (County of), WV;
Series 2011 A, RB	6.50%	10/01/2031	3,000	2,982,303
Series 2011 A, RB	6.75%	10/01/2037	4,500	4,456,200
Harrison (County of), WV Commission (Charles Pointe No. 2); Series 2013, Ref. RB(d)(e)	7.00%	06/01/2035	27,145	13,572,500
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District);
Series 2019 A, RB(d)	5.75%	06/01/2042	19,000	21,788,987
Series 2019 B, Ref. RB(d)	7.50%	06/01/2042	6,140	6,876,679
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District);
Series 2017 A, Ref. RB(d)	5.75%	06/01/2043	3,435	3,981,185
Series 2020, Ref. RB(d)	7.50%	06/01/2043	9,060	10,750,415
Ohio (County of), WV Development Authority; Series 2018, RB	5.00%	09/01/2048	10,465	10,612,976
West Virginia (State of);
Series 2021 A, GO Bonds	5.00%	06/01/2031	2,975	4,056,133
Series 2021 A, GO Bonds	5.00%	12/01/2031	3,595	4,890,966
				83,968,344

Wisconsin–1.14%
Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(d)	6.75%	08/01/2031	22,000	25,071,963
Public Finance Authority (Capitol Encore Academy (The));
Series 2019 A, RB(d)	4.75%	06/01/2029	250	271,727
Series 2019 A, RB(d)	5.25%	06/01/2039	750	821,387
Series 2019 A, RB(d)	5.50%	06/01/2049	1,940	2,135,729
Public Finance Authority (Rider University);
Series 2021 A, Ref. RB(d)	4.50%	07/01/2048	5,000	5,715,614
Series 2021 B, RB(d)	6.00%	07/01/2031	7,040	7,177,614
Wisconsin (State of) Health & Educational Facilities Authority; Series 2019, Ref. RB	5.00%	08/01/2049	2,750	2,638,086
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019, Ref. RB	5.00%	11/01/2039	1,950	2,132,000
Series 2019, Ref. RB	5.00%	11/01/2046	2,100	2,273,058
Series 2019, Ref. RB	5.00%	11/01/2054	3,500	3,766,046

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39                     Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority;
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $13,469)(d)(g)(h)	0.00%	01/01/2047	$156	$ 4,956
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $11,544)(d)(g)(h)	0.00%	01/01/2048	136	4,268
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $11,135)(d)(g)(h)	0.00%	01/01/2049	134	4,115
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $10,561)(d)(g)(h)	0.00%	01/01/2050	129	3,831
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $10,178)(d)(g)(h)	0.00%	01/01/2051	127	3,704
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $12,963)(d)(g)(h)	0.00%	01/01/2052	165	4,635
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $12,543)(d)(g)(h)	0.00%	01/01/2053	163	4,495
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $11,888)(d)(g)(h)	0.00%	01/01/2054	158	4,233
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $11,418)(d)(g)(h)	0.00%	01/01/2055	154	4,062
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $10,962)(d)(g)(h)	0.00%	01/01/2056	151	3,918
Series 2005 A-1, RB (Acquired 09/08/2005-07/31/2020; Cost $9,349,640)(d)(e)(g)	5.50%	07/01/2056	7,795	6,072,986
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $11,916)(d)(g)(h)	0.00%	01/01/2057	168	4,229
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $11,391)(d)(g)(h)	0.00%	01/01/2058	163	4,032
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $10,882)(d)(g)(h)	0.00%	01/01/2059	159	3,860
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $10,466)(d)(g)(h)	0.00%	01/01/2060	156	3,668
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $10,136)(d)(g)(h)	0.00%	01/01/2061	153	3,522
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $9,675)(d)(g)(h)	0.00%	01/01/2062	149	3,345
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $9,301)(d)(g)(h)	0.00%	01/01/2063	146	3,209
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $8,941)(d)(g)(h)	0.00%	01/01/2064	143	3,089
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $8,658)(d)(g)(h)	0.00%	01/01/2065	140	2,948
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $9,179)(d)(g)(h)	0.00%	01/01/2066	151	3,031
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $108,793)(d)(g)(h)	0.00%	01/01/2067	1,821	34,016
Series 2012 A-1, RB	7.00%	10/01/2042	6,883	6,956,572
Series 2012 B-1, RB(h)	0.00%	10/01/2042	1,055	824,219
Series 2012 C-1, RB(h)	0.00%	10/01/2042	2,000	902,500
Series 2012, RB	6.00%	09/01/2045	5,875	5,942,473
Series 2015 A, RB	6.00%	02/01/2045	1,910	2,038,233
Series 2016 A, RB(d)	5.25%	05/01/2046	2,500	2,656,761
Series 2016 A, RB	5.25%	01/01/2052	10,960	10,893,294
Series 2017 A, RB	5.00%	12/01/2052	865	905,527
Series 2018, RB (INS - AGM)(c)	5.00%	07/01/2058	7,900	9,427,921
Series 2019 A, RB(d)	5.38%	06/01/2044	1,480	1,527,434
Series 2019 A, RB(d)	5.50%	06/01/2054	1,840	1,896,424
Series 2019, RB(d)	5.00%	06/15/2054	455	495,058
Wisconsin (State of) Public Finance Authority (21st Century Public Academy);
Series 2020 A, RB(d)	5.00%	06/01/2040	760	839,971
Series 2020 A, RB(d)	5.00%	06/01/2049	1,340	1,458,978
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth); Series 2016 A, RB(d)	5.13%	06/01/2048	2,075	2,307,484
Wisconsin (State of) Public Finance Authority (Explore Knowledge Foundation);
Series 2012 A, RB	5.75%	07/15/2032	995	1,029,836
Series 2012 A, RB	6.00%	07/15/2042	1,345	1,389,014
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy); Series 2019, RB(d)	5.00%	06/15/2049	520	566,992
				110,246,067

Wyoming–0.07%
University of Wyoming; Series 2021 A, Ref. RB	5.00%	06/01/2029	4,795	6,282,759
Total Municipal Obligations (Cost $9,859,794,277)				10,329,288,437

			Shares
Common Stocks & Other Equity Interests–0.14%
Georgia–0.00%
Delta Air Lines, Inc.(n)			7,679	310,539

Michigan–0.00%
General Motors Co.(n)			2,919	143,060

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40                     Invesco Rochester® Municipal Opportunities Fund

			Shares	Value
Ohio–0.14%
Energy Harbor Corp.(n)			363,120	$ 13,399,128

Total Common Stocks & Other Equity Interests (Cost $11,063,438)				13,852,727

	Interest Rate	Maturity Date	Principal Amount (000)
U.S. Dollar Denominated Bonds & Notes–0.01%
Texas–0.01%
Aspen Power LLC;
Series 4(e)(f)	9.00%	11/15/2049	$7,000	455,636

Series 1(e)(f)	9.00%	11/15/2049	3,500	227,818

Series 2(e)(f)	9.00%	11/15/2049	6,000	390,546

Series 3(e)(f)	9.00%	11/15/2049	2,750	179,000

Total U.S. Dollar Denominated Bonds & Notes (Cost $19,250,000)				1,253,000

TOTAL INVESTMENTS IN SECURITIES(o)–106.99% (Cost $9,890,107,715)				10,344,394,164

FLOATING RATE NOTE OBLIGATIONS–(7.22)%
Notes with interest and fee rates ranging from 0.52% to 0.67% at 08/31/2021 and contractual maturities of collateral ranging from 05/01/2029 to 11/15/2057 (See Note 1L)(p)				(698,200,000)

OTHER ASSETS LESS LIABILITIES–0.23%				22,111,726

NET ASSETS–100.00%				$ 9,668,305,890

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
Wts.	– Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41                     Invesco Rochester® Municipal Opportunities Fund

Notes to Schedule of Investments:

(a)	Security subject to the alternative minimum tax.
(b)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2021 was $974,225,199, which represented 10.08% of the Fund’s Net Assets.

(e)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2021 was $564,512,670, which represented 5.84% of the Fund’s Net Assets.

(f)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(g)	Restricted security. The aggregate value of these securities at August 31, 2021 was $154,993,209, which represented 1.60% of the Fund’s Net Assets.
(h)	Zero coupon bond issued at a discount.
(i)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1K.
(j)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(k)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(l)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $60,000,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(m)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(n)	Non-income producing security.
(o)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(p)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2021. At August 31, 2021, the Fund’s investments with a value of $1,178,946,656 are held by TOB Trusts and serve as collateral for the $698,200,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2021

Revenue Bonds	78.5%

General Obligation Bonds	18.1

Pre-Refunded Bonds	3.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42                     Invesco Rochester® Municipal Opportunities Fund

Statement of Assets and Liabilities

August 31, 2021

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $9,890,107,715)	$10,344,394,164

Cash	28,976,384

Receivable for:
Investments sold	75,345,437

Fund shares sold	17,797,800

Interest	116,443,026

Investments matured, at value (Cost $46,187,966)	19,484,067

Investment for trustee deferred compensation and retirement plans	386,898

Other assets	1,437,683

Total assets	10,604,265,459

Liabilities:
Floating rate note obligations	698,200,000

Payable for:
Investments purchased	211,512,631

Dividends	17,070,639

Fund shares reacquired	4,799,583

Accrued fees to affiliates	3,563,793

Accrued interest expense	153,315

Accrued trustees’ and officers’ fees and benefits	167,197

Accrued other operating expenses	105,513

Trustee deferred compensation and retirement plans	386,898

Total liabilities	935,959,569

Net assets applicable to shares outstanding	$ 9,668,305,890

Net assets consist of:
Shares of beneficial interest	$10,639,850,891

Distributable earnings (loss)	(971,545,001)

$ 9,668,305,890

Net Assets:
Class A	$4,813,640,508

Class C	$783,178,808

Class Y	$3,973,962,447

Class R5	$9,404,968

Class R6	$88,119,159

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	586,164,390

Class C	95,792,762

Class Y	484,504,868

Class R5	1,146,550

Class R6	10,732,566

Class A:
Net asset value per share	$8.21

Maximum offering price per share (Net asset value of $8.21 ÷ 95.75%)	$8.57

Class C:
Net asset value and offering price per share	$8.18

Class Y:
Net asset value and offering price per share	$8.20

Class R5:
Net asset value and offering price per share	$8.20

Class R6:
Net asset value and offering price per share	$8.21

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43                     Invesco Rochester® Municipal Opportunities Fund

Statement of Operations

For the six months ended August 31, 2021

(Unaudited)

Investment income:
Interest	$183,991,583

Expenses:
Advisory fees	15,892,549

Administrative services fees	629,296

Custodian fees	13,960

Distribution fees:
Class A	5,747,782

Class C	3,424,526

Interest, facilities and maintenance fees	3,908,221

Transfer agent fees – A, C and Y	769,120

Transfer agent fees – R5	3,540

Trustees’ and officers’ fees and benefits	67,462

Registration and filing fees	168,648

Reports to shareholders	94,681

Professional services fees	1,600,719

Other	58,125

Total expenses	32,378,629

Less: Expense offset arrangement(s)	(585)

Net expenses	32,378,044

Net investment income	151,613,539

Realized and unrealized gain from:
Net realized gain from unaffiliated investment securities	7,835,865

Change in net unrealized appreciation of unaffiliated investment securities	274,634,743

Net realized and unrealized gain	282,470,608

Net increase in net assets resulting from operations	$434,084,147

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44                     Invesco Rochester® Municipal Opportunities Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2021 and the year ended February 28, 2021

(Unaudited)

	August 31, 2021	February 28, 2021

Operations:
Net investment income	$151,613,539	$282,644,176

Net realized gain	7,835,865	59,474,294

Change in net unrealized appreciation (depreciation)	274,634,743	(316,296,545)

Net increase in net assets resulting from operations	434,084,147	25,821,925

Distributions to shareholders from distributable earnings:
Class A	(98,580,378)	(189,891,307)

Class C	(13,749,536)	(35,663,431)

Class Y	(80,738,325)	(136,574,950)

Class R5	(192,459)	(298,065)

Class R6	(1,079,421)	(443,605)

Total distributions from distributable earnings	(194,340,119)	(362,871,358)

Share transactions–net:
Class A	364,156,720	115,259,088

Class C	44,904,968	(255,600,422)

Class Y	862,697,932	159,339,225

Class R5	1,895,982	2,688,971

Class R6	77,629,620	(3,122,800)

Net increase in net assets resulting from share transactions	1,351,285,222	18,564,062

Net increase (decrease) in net assets	1,591,029,250	(318,485,371)

Net assets:
Beginning of period	8,077,276,640	8,395,762,011

End of period	$9,668,305,890	$8,077,276,640

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45                     Invesco Rochester® Municipal Opportunities Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 08/31/21	$7.98	$0.14	$0.27	$0.41	$(0.18)	$8.21	5.11%		$4,813,641	0.76	%(d)	0.76	%(d)	0.67	%(d)	3.31	%(d)	4%
Year ended 02/28/21	8.30	0.30	(0.23)	0.07	(0.39)	7.98	1.13		4,323,667	0.95		0.95		0.77		3.87		28
Seven months ended 02/29/20	7.81	0.20	0.48	0.68	(0.19)	8.30	8.87		4,389,039	0.95	(d)	0.95	(d)	0.69	(d)	4.26	(d)	9
Year ended 07/31/19	7.34	0.35	0.45	0.80	(0.33)	7.81	11.26		3,825,646	1.20		1.20		0.76		4.64		34
Year ended 07/31/18	7.27	0.36	0.08	0.44	(0.37)	7.34	6.34		3,164,888	1.04		1.04		0.81		4.94		34
Year ended 07/31/17	7.37	0.39	(0.07)	0.32	(0.42)	7.27	4.47		3,182,443	1.06		1.06		0.75		5.36		29
Year ended 07/31/16	6.86	0.46	0.52	0.98	(0.47)	7.37	14.91		3,245,013	1.00		1.00		0.74		6.54		20
Class C
Six months ended 08/31/21	7.95	0.11	0.27	0.38	(0.15)	8.18	4.78	(e)	783,179	1.41	(d)(e)	1.41	(d)(e)	1.32	(d)(e)	2.66	(d)(e)	4
Year ended 02/28/21	8.26	0.25	(0.23)	0.02	(0.33)	7.95	0.54		717,496	1.60		1.60		1.42		3.22		28
Seven months ended 02/29/20	7.77	0.17	0.48	0.65	(0.16)	8.26	8.51		1,020,424	1.61	(d)	1.61	(d)	1.35	(d)	3.61	(d)	9
Year ended 07/31/19	7.31	0.30	0.45	0.75	(0.29)	7.77	10.45		1,019,084	1.86		1.86		1.42		3.99		34
Year ended 07/31/18	7.24	0.31	0.09	0.40	(0.33)	7.31	5.68		1,231,057	1.69		1.69		1.46		4.29		34
Year ended 07/31/17	7.35	0.33	(0.07)	0.26	(0.37)	7.24	3.74		1,301,304	1.78		1.78		1.47		4.66		29
Year ended 07/31/16	6.83	0.41	0.53	0.94	(0.42)	7.35	14.13		1,375,239	1.75		1.75		1.49		5.80		20
Class Y
Six months ended 08/31/21	7.97	0.15	0.26	0.41	(0.18)	8.20	5.24		3,973,962	0.51	(d)	0.51	(d)	0.42	(d)	3.56	(d)	4
Year ended 02/28/21	8.29	0.32	(0.23)	0.09	(0.41)	7.97	1.40		3,018,845	0.70		0.70		0.52		4.12		28
Seven months ended 02/29/20	7.80	0.21	0.49	0.70	(0.21)	8.29	9.04		2,968,456	0.71	(d)	0.71	(d)	0.45	(d)	4.51	(d)	9
Year ended 07/31/19	7.33	0.37	0.45	0.82	(0.35)	7.80	11.55		2,430,627	0.95		0.95		0.51		4.89		34
Year ended 07/31/18	7.26	0.38	0.08	0.46	(0.39)	7.33	6.61		1,824,770	0.79		0.79		0.56		5.19		34
Year ended 07/31/17	7.37	0.39	(0.06)	0.33	(0.44)	7.26	4.66		1,334,351	0.88		0.88		0.57		5.40		29
Year ended 07/31/16	6.85	0.47	0.53	1.00	(0.48)	7.37	15.10		920,958	0.85		0.85		0.59		6.68		20
Class R5
Six months ended 08/31/21	7.98	0.14	0.27	0.41	(0.19)	8.20	5.12		9,405	0.57	(d)	0.57	(d)	0.48	(d)	3.50	(d)	4
Year ended 02/28/21	8.29	0.32	(0.22)	0.10	(0.41)	7.98	1.58		7,290	0.67		0.67		0.49		4.15		28
Seven months ended 02/29/20	7.80	0.22	0.51	0.73	(0.24)	8.29	9.49		4,697	0.64	(d)	0.64	(d)	0.38	(d)	4.57	(d)	9
Period ended 07/31/19(f)	7.71	0.07	0.08	0.15	(0.06)	7.80	2.03		10	0.91	(d)	0.91	(d)	0.47	(d)	4.93	(d)	34
Class R6
Six months ended 08/31/21	7.99	0.15	0.26	0.41	(0.19)	8.21	5.16		88,119	0.49	(d)	0.49	(d)	0.40	(d)	3.58	(d)	4
Year ended 02/28/21	8.29	0.33	(0.21)	0.12	(0.42)	7.99	1.76		9,977	0.58		0.58		0.40		4.24		28
Seven months ended 02/29/20	7.80	0.21	0.49	0.70	(0.21)	8.29	9.05		13,146	0.67	(d)	0.67	(d)	0.41	(d)	4.54	(d)	9
Period ended 07/31/19(f)	7.71	0.07	0.08	0.15	(0.06)	7.80	2.04		10	0.91	(d)	0.91	(d)	0.47	(d)	4.93	(d)	34

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.90% for the six months ended August 31, 2021.
(f)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46                     Invesco Rochester® Municipal Opportunities Fund

Notes to Financial Statements

August 31, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Rochester® Municipal Opportunities Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek tax-free income.

The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

47                     Invesco Rochester® Municipal Opportunities Fund

D.

Distributions - Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Interest, Facilities and Maintenance Fees - Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.

H.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Purchased on a When-Issued and Delayed Delivery Basis - The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

K.

Floating Rate Note Obligations - The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These

48                     Invesco Rochester® Municipal Opportunities Fund

duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

L.

Other Risks - The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.

M.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate
Up to $200 million	0.600%
Next $100 million	0.550%
Next $200 million	0.500%
Next $250 million	0.450%
Next $250 million	0.400%
Next $10 billion	0.350%
Over $11 billion	0.340%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended August 31, 2021, the effective advisory fee rate incurred by the Fund was 0.35%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 1.50%, 2.15%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the reporting period under this expense limit.

The Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to

49                     Invesco Rochester® Municipal Opportunities Fund

intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 0.90% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2021, IDI advised the Fund that IDI retained $285,795 in front-end sales commissions from the sale of Class A shares and $44,144 and $29,978 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$ –	$10,212,065,991	$117,222,446	$10,329,288,437

Common Stocks & Other Equity Interests	13,852,727	–	–	13,852,727

U.S. Dollar Denominated Bonds & Notes	–	–	1,253,000	1,253,000

Total Investments in Securities	13,852,727	10,212,065,991	118,475,446	10,344,394,164

Other Investments - Assets

Investments Matured	–	8,566,427	10,917,640	19,484,067

Total Investments	$13,852,727	$10,220,632,418	$129,393,086	$10,363,878,231

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended August 31, 2021:

						Change in
				Accrued		Unrealized	Transfers	Transfers
	Value	Purchases	Proceeds	Discounts/	Realized	Appreciation	into	out of	Value
	02/28/21	at Cost	from Sales	Premiums	Gain (Loss)	(Depreciation)	Level 3	Level 3	08/31/21
Municipal Obligations	$130,581,188	$127,060	$(17,508,302)	$78,955	$(7,822,698)	$11,472,502	$293,741	$-	$117,222,446

U.S. Dollar Denominated Bonds & Notes	1,432,000	-	-	-	-	(179,000)	-	-	1,253,000

Investments Matured	15,813,407	754,427	(1,342,075)	-	(1,434,288)	(2,873,831)	-	-	10,917,640

Total	$147,826,595	$881,487	$(18,850,377)	$78,955	$(9,256,986)	$ 8,419,671	$293,741	$-	$129,393,086

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2021, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $585.

50                     Invesco Rochester® Municipal Opportunities Fund

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances and Borrowings

The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Funds in a committed secured borrowing facility that permits borrowings up to $2.0 billion, collectively by certain Funds, and which will expire on February 24, 2022. The revolving credit and security agreement is secured by the assets of the Fund. At August 31, 2021, the Fund had no borrowings outstanding under this agreement.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

    Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2021 were $694,555,000 and 0.55%, respectively.

    The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of February 28, 2021, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$172,658,611	$1,297,144,346	$1,469,802,957

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2021 was $1,917,125,871 and $365,070,279, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$717,308,141

Aggregate unrealized (depreciation) of investments	(413,878,518)

Net unrealized appreciation of investments	$303,429,623

    Cost of investments for tax purposes is $10,060,448,608.

NOTE 9–Share Information

	Summary of Share Activity
	Six months ended August 31, 2021(a)		Year ended February 28, 2021
	Shares	Amount	Shares	Amount
Sold:
Class A	70,943,025	$579,849,051	122,271,925	$ 949,655,366
Class C	14,348,378	116,725,655	20,788,846	160,283,486
Class Y	138,324,599	1,127,083,103	239,708,183	1,837,670,542
Class R5	215,379	1,755,000	419,739	3,218,869
Class R6	9,423,307	77,136,156	1,164,783	8,781,321

51                     Invesco Rochester® Municipal Opportunities Fund

	Summary of Share Activity
	Six months ended		Year ended
	August 31, 2021(a)		February 28, 2021
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Class A	5,593,301	$45,732,261	11,320,289	$86,268,166

Class C	964,869	7,854,778	2,571,961	19,425,449

Class Y	5,252,689	42,912,212	10,344,547	78,894,429

Class R5	22,768	185,992	37,264	285,745

Class R6	81,080	667,008	19,923	148,841

Automatic conversion of Class C shares to Class A shares:
Class A	3,865,813	31,579,681	31,644,232	247,605,442

Class C	(3,883,347)	(31,579,681)	(31,796,326)	(247,605,442)

Reacquired:
Class A	(35,871,564)	(293,004,273)	(152,577,752)	(1,168,269,886)

Class C	(5,916,186)	(48,095,784)	(24,845,290)	(187,703,915)

Class Y	(37,709,627)	(307,297,383)	(229,594,629)	(1,757,225,746)

Class R5	(5,536)	(45,010)	(109,941)	(815,643)

Class R6	(21,101)	(173,544)	(1,520,396)	(12,052,962)

Net increase (decrease) in share activity	165,627,847	$1,351,285,222	(152,642)	$18,564,062

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 64% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

52                     Invesco Rochester® Municipal Opportunities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2021 through August 31, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (03/01/21)	Ending Account Value (08/31/21)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,051.10	$3.93	$1,021.37	$3.87	0.76%
Class C	1,000.00	1,047.80	7.28	1,018.10	7.17	1.41
Class Y	1,000.00	1,052.40	2.64	1,022.63	2.60	0.51
Class R5	1,000.00	1,051.20	2.95	1,022.33	2.91	0.57
Class R6	1,000.00	1,051.60	2.53	1,022.74	2.50	0.49

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2021 through August 31, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

53                     Invesco Rochester® Municipal Opportunities Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Rochester® Municipal Opportunities Fund’s (formerly, Invesco Oppenheimer Rochester® High Yield Municipal Fund) (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the

Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks.
The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Bloomberg Barclays Municipal Bond Index (Index).
The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

54                     Invesco Rochester® Municipal Opportunities Fund

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

55                     Invesco Rochester® Municipal Opportunities Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-07890 and 033-66242 Invesco Distributors, Inc. O-ROHYM-SAR-1

Semiannual Report to Shareholders	August 31, 2021

Invesco Rochester® New York Municipals Fund

Nasdaq:

A: RMUNX ∎ C: RMUCX ∎ Y: RMUYX ∎ R6: IORUX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
24	Financial Statements
27	Financial Highlights
28	Notes to Financial Statements
34	Fund Expenses
35	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED   |   MAY LOSE VALUE   |   NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/21 to 8/31/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	5.73%
Class C Shares	5.36
Class Y Shares	5.92
Class R6 Shares	5.95
S&P Municipal Bond New York 5+ Year Investment Grade Index▼*	3.25
Bloomberg Municipal Bond Index▼*	2.51
U.S. Consumer Price Index∎	4.01
Source(s): ▼RIMES Technologies Corp.; ∎Bloomberg LP

*Effective July 30, 2021, the Fund changed its benchmark from the Bloomberg Municipal Bond Index to the S&P Municipal Bond New York 5+ Year Investment Grade Index. These changes were made to better align the Fund’s risk profile.

The S&P Municipal Bond New York 5+ Year Investment Grade Index seeks to measure the performance of investment-grade, New York-issued US municipals with maturities equal to or greater than five years.

The Bloomberg Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.

The U.S. Consumer Price Index is a measure of change in consumer prices as determined by the U.S. Bureau of Labor Statistics.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Rochester® New York Municipals Fund

Average Annual Total Returns
As of 8/31/21, including maximum applicable sales charges

Class A Shares
Inception (5/15/86)	6.33%
10 Years	6.03
5 Years	5.93
1 Year	5.05

Class C Shares
Inception (3/17/97)	5.32%
10 Years	5.79
5 Years	6.04
1 Year	7.93

Class Y Shares
Inception (4/28/00)	6.01%
10 Years	6.69
5 Years	7.11
1 Year	10.02

Class R6 Shares
10 Years	6.57%
5 Years	7.01
1 Year	10.15

Effective May 24, 2019, Class A, Class C and Class Y shares of the Oppenheimer Rochester Fund Municipals, (the predecessor fund), were reorganized into Class A, Class C and Class Y shares, respectively, of the Invesco Oppenheimer Rochester® New York Municipals Fund. The Fund was subsequently renamed the Invesco Rochester® New York Municipals Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, and Class Y shares are those for Class A, Class C and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R6 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on

Class C shares is 1% for the first year after purchase. Class Y and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Rochester® New York Municipals Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements, including the terms of the Fund’s credit facility, the financial health of the institution providing the credit facility and the fact that the credit facility is shared among multiple funds. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid

Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Rochester® New York Municipals Fund

Schedule of Investments

August 31, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.21%
New York–88.82%

Albany (County of), NY Airport Authority;
Series 2018 A, RB	5.00%	12/15/2043	$1,750	$ 2,159,596
Series 2018 A, RB	5.00%	12/15/2048	2,585	3,189,528
Series 2018 B, RB(a)	5.00%	12/15/2033	335	419,222
Series 2018 B, RB(a)	5.00%	12/15/2034	250	312,078
Albany (County of), NY Industrial Development Agency (Rehabilitation Support Services, Inc. (The)); Series 1993 A, RB	8.38%	06/01/2023	175	175,199
Albany (County of), NY Industrial Development Agency (Sage Colleges); Series 1999 A, RB	5.30%	04/01/2029	1,560	1,498,294
Albany (County of), NY Parking Authority; Series 2018 A, Ref. RB (INS - AGM)(b)	5.00%	07/15/2025	315	366,235
Albany Capital Resource Corp. (College Saint Rose (The));
Series 2011 A, RB	5.38%	07/01/2026	1,525	1,528,355
Series 2011 A, RB	5.63%	07/01/2031	1,315	1,317,688
Series 2011 A, RB	5.88%	07/01/2041	8,165	8,180,954
Albany Capital Resource Corp. (Empire Commons Student Housing, Inc.);
Series 2016 A, Ref. RB	5.00%	05/01/2027	300	360,005
Series 2016 A, Ref. RB	5.00%	05/01/2028	400	477,565
Series 2016 A, Ref. RB	5.00%	05/01/2029	550	653,315
Series 2016 A, Ref. RB	5.00%	05/01/2030	350	413,635
Series 2016 A, Ref. RB	5.00%	05/01/2031	350	412,584
Series 2016 A, Ref. RB	5.00%	05/01/2032	200	235,064
Amherst Development Corp. (Daemen College);
Series 2018, Ref. RB	4.00%	10/01/2037	2,575	2,749,979
Series 2018, Ref. RB	5.00%	10/01/2043	4,060	4,610,374
Series 2018, Ref. RB	5.00%	10/01/2048	3,235	3,653,611
Amherst Development Corp. (UBF Faculty-Student Housing Corp. - Greiner & Hadley Refunding Projects at SUNY Buffalo); Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	10/01/2045	1,000	1,194,390
Battery Park (City of), NY Authority; Series 2019, RB	4.00%	11/01/2044	4,000	4,763,785
Brookhaven Local Development Corp. (Jefferson’s Ferry);
Series 2016, Ref. RB	5.25%	11/01/2036	1,725	2,082,669
Series 2020 B, RB	4.00%	11/01/2045	1,500	1,697,538
Series 2020 B, RB	4.00%	11/01/2055	6,400	7,200,854
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB(c)	0.00%	07/15/2034	3,685	2,742,007
Series 2016 A, Ref. RB	5.00%	07/15/2042	27,330	32,046,234
Broome County Local Development Corp. (United Health Services Hospital); Series 2020, Ref. RB (INS - AGM)(b)	4.00%	04/01/2050	3,500	4,033,758
Buffalo & Erie County Industrial Land Development Corp. (Catholic Health System); Series 2015, RB	5.25%	07/01/2035	1,500	1,737,407
Buffalo & Erie County Industrial Land Development Corp. (Charter School for Applied Technology);
Series 2017 A, Ref. RB	4.50%	06/01/2027	1,500	1,680,545
Series 2017 A, Ref. RB	5.00%	06/01/2035	840	939,745
Buffalo & Erie County Industrial Land Development Corp. (Global Concepts Charter School Program);
Series 2018, Ref. RB	5.00%	10/01/2032	140	171,768
Series 2018, Ref. RB	5.00%	10/01/2033	150	183,406
Series 2018, Ref. RB	5.00%	10/01/2037	500	605,982
Buffalo & Erie County Industrial Land Development Corp. (Orchard Park); Series 2015, Ref. RB	5.00%	11/15/2037	1,035	1,175,651
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School); Series 2017 A, RB	5.00%	08/01/2037	825	954,904
Buffalo (City of), NY Municipal Water Finance Authority;
Series 2015 A, Ref. RB	5.00%	07/01/2029	300	350,599
Series 2015 A, Ref. RB	5.00%	07/01/2030	150	175,299
Series 2015 A, Ref. RB	5.00%	07/01/2031	210	245,245
Series 2015 A, Ref. RB	5.00%	07/01/2032	245	286,018

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Build NYC Resource Corp. (Bronx Charter School for Excellence); Series 2013 A, RB	5.00%	04/01/2033	$500	$ 527,060
Build NYC Resource Corp. (Bronx Lighthouse Charter School);
Series 2018, RB	5.00%	06/01/2038	1,525	1,727,684
Series 2018, RB	5.00%	06/01/2048	2,415	2,709,013
Build NYC Resource Corp. (Chapin School); Series 2017, Ref. RB	5.00%	11/01/2047	8,000	12,253,931
Build NYC Resource Corp. (Children’s Aid Society (The));
Series 2019, RB	4.00%	07/01/2044	555	642,680
Series 2019, RB	4.00%	07/01/2049	1,300	1,496,560
Build NYC Resource Corp. (Manhattan College);
Series 2017, Ref. RB	5.00%	08/01/2032	880	1,065,860
Series 2017, Ref. RB	5.00%	08/01/2036	1,500	1,805,652
Series 2017, Ref. RB	5.00%	08/01/2047	4,430	5,299,363
Build NYC Resource Corp. (Methodist Hospital);
Series 2014, Ref. RB(d)(e)	5.00%	07/01/2024	500	566,793
Series 2014, Ref. RB(d)(e)	5.00%	07/01/2024	1,100	1,246,944
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School); Series 2017 A, RB(f)	5.00%	06/01/2047	1,250	1,397,740
Build NYC Resource Corp. (New Dawn Charter Schools);
Series 2019, RB(f)	5.63%	02/01/2039	1,100	1,212,292
Series 2019, RB(f)	5.75%	02/01/2049	1,330	1,457,630
Build NYC Resource Corp. (NY Preparatory Charter School);
Series 2021 A, RB	4.00%	06/15/2041	610	681,674
Series 2021 A, RB	4.00%	06/15/2051	735	808,035
Series 2021 A, RB	4.00%	06/15/2056	530	580,291
Build NYC Resource Corp. (Pratt Paper, Inc.);
Series 2014, Ref. RB(a)(f)	4.50%	01/01/2025	1,080	1,164,744
Series 2014, Ref. RB(a)(f)	5.00%	01/01/2035	4,350	4,897,152
Build NYC Resource Corp. (The Children’s Aid Society); Series 2015, RB	5.00%	07/01/2045	1,160	1,324,578
Build NYC Resource Corp. (YMCA of Greater New York); Series 2012, RB(d)(e)	5.00%	08/01/2022	860	898,158
Build NYC Resource Corp. (Young Adult Institute, Inc.);
Series 2020 A, Ref. RB	5.00%	07/01/2030	1,095	1,267,702
Series 2020 A, Ref. RB	5.00%	07/01/2045	4,145	4,610,278
Bushnell’s Basin Fire Association, Inc.; Series 2005 B, RB	5.75%	11/01/2030	2,265	2,265,195
Cattaraugus (County of), NY (St. Bonaventure University);
Series 2014, RB	5.00%	05/01/2034	200	218,756
Series 2014, RB	5.00%	05/01/2039	250	271,832
Series 2016 A, Ref. RB	5.00%	05/01/2030	510	594,302
Series 2016 A, Ref. RB	5.00%	05/01/2031	540	626,149
Chautauqua (City & County of), NY Utility District;
Series 2006, GO Bonds	5.00%	06/01/2023	95	95,334
Series 2006, GO Bonds	5.00%	06/01/2025	105	105,395
Chemung (County of), NY Industrial Development Agency (Hathorn Redevelopment Co.);
Series 2001 A, IDR(a)	4.85%	07/01/2023	215	216,192
Series 2001 A, IDR(a)	5.00%	07/01/2033	1,515	1,522,724
Dutchess (County of), NY Water & Wastewater Authority; Series 1998 1, RB(c)	0.00%	06/01/2027	1,000	948,790
Dutchess County Local Development Corp. (Bard College);
Series 2020 A, Ref. RB(f)	5.00%	07/01/2040	1,000	1,252,742
Series 2020 A, Ref. RB(f)	5.00%	07/01/2045	4,550	5,629,022
Series 2020 A, Ref. RB(f)	5.00%	07/01/2051	4,500	5,542,644
Dutchess County Local Development Corp. (Health Quest Systems, Inc.);
Series 2014 A, RB(d)(e)	5.00%	07/01/2024	1,195	1,354,635
Series 2016 A, Ref. RB	5.00%	07/01/2030	1,255	1,504,901
Series 2016 B, RB	4.00%	07/01/2034	6,410	7,253,629
Series 2016 B, RB	5.00%	07/01/2035	2,715	3,239,220
Series 2016 B, RB	5.00%	07/01/2046	25,775	30,390,828
Series 2019 B, Ref. RB	4.00%	07/01/2044	2,430	2,813,894
Dutchess County Local Development Corp. (Marist College); Series 2015 A, RB	5.00%	07/01/2036	2,335	2,697,721
Dutchess County Local Development Corp. (Nuvance Health); Series 2019 B, Ref. RB	4.00%	07/01/2049	3,570	4,109,784

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Dutchess County Local Development Corp. (Vassar College);
Series 2017, Ref. RB	5.00%	07/01/2034	$840	$ 1,034,215
Series 2017, Ref. RB	5.00%	07/01/2036	840	1,032,089
Series 2017, Ref. RB	5.00%	07/01/2037	1,205	1,478,995
Series 2017, Ref. RB	5.00%	07/01/2042	2,535	3,096,982
Series 2020, Ref. RB	5.00%	07/01/2045	5,000	6,423,657
Series 2020, Ref. RB	4.00%	07/01/2049	5,000	5,907,040
East Rochester Housing Authority (Jefferson Park Association L.P.); Series 1999, RB(a)	6.75%	03/01/2030	1,320	1,320,157
Elmira (City of), NY Housing Authority (Eastgate Apartments L.P.); Series 2007, RB(a)	6.25%	06/01/2044	2,210	2,212,567
Erie Tobacco Asset Securitization Corp.;
Series 2005 A, RB	5.00%	06/01/2038	5,000	5,007,449
Series 2005 A, RB	5.00%	06/01/2045	1,275	1,276,892
Series 2005 D, RB(c)	0.00%	06/01/2055	194,300	20,679,757
Series 2006 A, RB(c)(f)	0.00%	06/01/2060	434,000	23,667,365
Franklin (County of), NY Solid Waste Management Authority;
Series 2015 A, RB(a)	5.00%	06/01/2025	300	346,836
Series 2019, RB(a)	4.00%	06/01/2025	910	1,018,518
Series 2019, RB(a)	4.00%	06/01/2026	950	1,086,034
Series 2019, RB(a)	4.00%	06/01/2027	985	1,143,249
Glen Cove Local Economic Assistance Corp. (Tiegerman School); Series 2018 A, RB (Acquired 06/26/2018; Cost $5,495,000)(f)(g)	5.50%	07/01/2044	5,495	6,135,769
Hempstead Town Local Development Corp. (Evergreen Charter School); Series 2019, Ref. RB(f)	6.80%	12/01/2044	9,530	11,383,515
Hempstead Town Local Development Corp. (Molloy College);
Series 2014, RB	5.00%	07/01/2029	1,700	1,882,642
Series 2014, RB	5.00%	07/01/2034	1,500	1,645,889
Series 2014, RB	5.00%	07/01/2039	1,250	1,364,017
Series 2014, RB	5.00%	07/01/2044	1,000	1,086,008
Series 2017, Ref. RB	5.00%	07/01/2029	475	573,904
Series 2017, Ref. RB	5.00%	07/01/2030	425	510,362
Series 2017, Ref. RB	5.00%	07/01/2031	390	466,408
Series 2017, Ref. RB	5.00%	07/01/2032	700	835,132
Series 2017, Ref. RB	5.00%	07/01/2035	730	865,594
Series 2017, Ref. RB	5.00%	07/01/2036	570	675,447
Series 2017, Ref. RB	5.00%	07/01/2038	650	766,945
Hudson Yards Infrastructure Corp; Series 2017 XF0550, Ref. Revenue Ctfs.(h)	9.46%	02/15/2042	26,500	31,617,614
Hudson Yards Infrastructure Corp.;
Series 2011, RB	5.25%	02/15/2047	975	978,786
Series 2012 A, RB	5.75%	02/15/2047	11,630	11,682,534
Series 2017 A, Ref. RB	5.00%	02/15/2038	11,000	13,224,862
Series 2017 A, Ref. RB	5.00%	02/15/2039	15,705	18,849,793
Series 2017 A, Ref. RB	5.00%	02/15/2042	19,880	23,719,176
Series 2017 A, Ref. RB (INS - BAM)(b)	5.00%	02/15/2042	20,000	23,920,534
Series 2017 A, Ref. RB	5.00%	02/15/2045	30,750	36,597,168
Series 2017 A, Ref. RB (INS - AGM)(b)	4.00%	02/15/2047	575	643,982
Huntington Local Development Corp. (Fountaingate Garden); Series 2021 A, RB	5.25%	07/01/2056	1,000	1,108,077
Jefferson Civic Facility Development Corp. (Samaritan Medical Center); Series 2017 A, Ref. RB	4.00%	11/01/2047	555	583,204
Jefferson County Civic Facility Development Corp. (Samaritan Medical Center); Series 2017 A, Ref. RB	5.00%	11/01/2037	4,000	4,647,652
Livingston (County of), NY Industrial Development Agency (Nicholas H. Noyes Memorial Hospital); Series 2005, RB	6.00%	07/01/2030	1,000	1,003,416
Lockport (City of), NY;
Series 2014, GO Bonds	5.00%	10/15/2021	455	457,184
Series 2014, GO Bonds	5.00%	10/15/2022	480	501,410
Series 2014, GO Bonds	5.00%	10/15/2023	505	547,027
Series 2014, GO Bonds	5.00%	10/15/2024	530	593,272

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Long Island (City of), NY Power Authority;
Series 2012 A, RB(d)(e)	5.00%	09/01/2022	$6,635	$ 6,958,969
Series 2012 A, RB	5.00%	09/01/2042	13,365	13,990,215
Series 2014 A, Ref. RB	5.00%	09/01/2039	12,315	13,874,040
Series 2014 A, Ref. RB	5.00%	09/01/2044	14,530	16,323,330
Series 2016 B, Ref. RB	5.00%	09/01/2036	4,405	5,290,332
Series 2016, Ref. RB	5.00%	09/01/2035	6,280	7,566,067
Series 2016, Ref. RB	5.00%	09/01/2041	12,335	14,767,376
Series 2017, RB	5.00%	09/01/2029	750	939,048
Series 2017, RB	5.00%	09/01/2030	1,500	1,868,379
Series 2017, RB	5.00%	09/01/2037	3,405	4,196,306
Series 2017, RB (INS - BAM)(b)	5.00%	09/01/2042	14,000	17,171,521
Series 2017, RB	5.00%	09/01/2047	12,925	15,685,718
Series 2017, RB (INS - BAM)(b)	5.00%	09/01/2047	25,000	30,468,902
Series 2018, RB	5.00%	09/01/2032	2,815	3,597,342
Series 2018, RB	5.00%	09/01/2036	2,000	2,547,432
Series 2018, RB	5.00%	09/01/2037	7,000	8,888,697
Series 2018, RB	5.00%	09/01/2038	5,000	6,332,454
Series 2018, RB	5.00%	09/01/2039	4,000	5,052,264
Series 2019 A, RB	4.00%	09/01/2038	1,000	1,174,827
Metropolitan Transportation Authority;
Series 2002 D-1, Ref. RB	5.00%	11/01/2028	3,500	3,675,448
Series 2012 D, Ref. RB	5.00%	11/15/2030	17,675	18,585,964
Series 2012 D, Ref. RB (INS - AGM)(b)	4.00%	11/15/2032	100	104,079
Series 2012 D, Ref. RB	5.00%	11/15/2032	2,150	2,260,544
Series 2012 H, RB	5.00%	11/15/2025	1,350	1,423,582
Series 2012 H, RB	5.00%	11/15/2030	340	357,524
Series 2012 H, RB	5.00%	11/15/2033	940	988,214
Series 2013 C, RB	5.00%	11/15/2038	4,000	4,262,190
Series 2014 B, RB	5.25%	11/15/2039	5,135	5,703,132
Series 2015 B, Ref. RB	5.25%	11/15/2055	9,000	10,284,425
Series 2015 C-1, Ref. RB	5.25%	11/15/2030	6,540	7,722,373
Series 2016 C-1, RB	5.00%	11/15/2056	16,170	18,907,560
Series 2016 C-1, RB	5.25%	11/15/2056	20,830	24,746,559
Series 2017 D, Ref. RB	5.00%	11/15/2033	2,295	2,826,282
Series 2017 D, Ref. RB	5.00%	11/15/2035	5,695	7,032,033
Series 2017 XF0564, Ref. Revenue Ctfs.(h)	14.65%	11/15/2057	21,000	25,843,839
Subseries 2002 G-1H, Ref. RB (67% of 1 mo. USD LIBOR + 0.82%)(e)(i)	0.88%	02/01/2022	685	686,912
Metropolitan Transportation Authority (Green Bonds);
Series 2015 A-2, RB(e)	5.00%	05/15/2030	18,000	23,512,000
Series 2016 A-1, RB	5.25%	11/15/2056	23,860	27,929,886
Series 2016 B-1, Ref. RB	5.00%	11/15/2036	3,955	4,771,277
Series 2016 B-1, Ref. RB	5.00%	11/15/2056	10,345	12,287,695
Series 2017 C-1, Ref. RB (INS - BAM)(b)	5.00%	11/15/2031	18,000	22,546,073
Series 2017 C-1, Ref. RB (INS - BAM)(b)	5.00%	11/15/2034	24,700	30,716,816
Series 2017 C-2, Ref. RB(c)	0.00%	11/15/2040	3,750	2,378,615
Series 2017, RB	5.25%	11/15/2057	4,505	5,544,119
Series 2019 A-2, RB (INS - AGM)(b)	5.00%	11/15/2044	7,900	9,757,142
Series 2019 C, RB (INS - AGM)(b)	4.00%	11/15/2045	560	657,319
Series 2020 C-1, RB	5.25%	11/15/2055	15,000	18,631,384
Monroe (County of), NY Industrial Development Agency (Parma Senior Housing Associates, L.P.); Series 2005 A, RB(a)	6.50%	12/01/2042	2,150	2,151,271
Monroe (County of), NY Industrial Development Agency (Rochester Schools Modernization);
Series 2015, RB	5.00%	05/01/2030	1,000	1,156,990
Series 2015, RB	5.00%	05/01/2031	1,500	1,734,894
Monroe County Industrial Development Corp.; Series 2020-XF0991, Ctfs.(h)	4.00%	07/01/2050	32,600	38,133,824
Monroe County Industrial Development Corp. (Highland Hospital of Rochester); Series 2015, Ref. RB	5.00%	07/01/2034	375	430,853

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Monroe County Industrial Development Corp. (Monroe Community College); Series 2014, Ref. RB (INS - AGM)(b)	5.00%	01/15/2038	$890	$ 977,749
Monroe County Industrial Development Corp. (Nazareth College of Rochester);
Series 2011, RB(d)(e)	5.00%	10/01/2021	850	853,290
Series 2011, RB(d)(e)	5.25%	10/01/2021	500	502,036
Series 2011, RB(d)(e)	5.50%	10/01/2021	1,840	1,847,863
Monroe County Industrial Development Corp. (Rochester General Hospital (The));
Series 2013 A, Ref. RB	5.00%	12/01/2037	50	52,550
Series 2013 A, Ref. RB	5.00%	12/01/2042	2,010	2,099,425
Series 2017, RB	5.00%	12/01/2046	5,000	5,763,642
Monroe County Industrial Development Corp. (Rochester Regional Health); Series 2020, Ref. RB	4.00%	12/01/2046	5,700	6,556,530
Monroe County Industrial Development Corp. (St. John Fisher College);
Series 2011, RB	5.63%	06/01/2026	850	853,387
Series 2011, RB	6.00%	06/01/2034	1,495	1,501,043
Series 2014 A, RB	5.00%	06/01/2029	500	552,151
Series 2014 A, RB	5.50%	06/01/2034	960	1,073,305
Series 2014 A, RB	5.00%	06/01/2044	1,515	1,673,764
Monroe County Industrial Development Corp. (University of Rochester);
Series 2015 A, Ref. RB	5.00%	07/01/2028	180	210,780
Series 2015 A, Ref. RB	5.00%	07/01/2032	1,500	1,742,949
Series 2015 A, Ref. RB	5.00%	07/01/2033	1,785	2,070,750
Series 2017 C, Ref. RB	4.00%	07/01/2043	3,175	3,640,295
Monroe Tobacco Asset Securitization Corp.; Series 2006 A, RB(c)(f)	0.00%	06/01/2061	400,000	19,854,000
MTA Hudson Rail Yards Trust Obligations;
Series 2016 A, RB	5.00%	11/15/2051	21,780	21,984,982
Series 2016 A, RB	5.00%	11/15/2056	68,245	73,314,709
Municipal Assistance Corp. for the City of Troy; Series 1996 C, RB (INS - NATL)(b)(c)	0.00%	01/15/2022	1,218	1,217,391
Nassau (County of), NY;
Series 2015 B, GO Bonds(d)(e)	5.00%	04/01/2024	4,025	4,523,137
Series 2016 A, Ref. GO Bonds	5.00%	01/01/2038	1,000	1,175,043
Series 2018 A, GO Bonds (INS - AGM)(b)	5.00%	04/01/2040	3,335	4,102,572
Series 2018 A, GO Bonds (INS - AGM)(b)	5.00%	04/01/2043	16,665	20,382,167
Series 2018 B, GO Bonds (INS - AGM)(b)	5.00%	07/01/2040	6,050	7,492,939
Series 2018 B, GO Bonds (INS - AGM)(b)	5.00%	07/01/2045	8,510	10,437,359
Series 2018 B, GO Bonds (INS - AGM)(b)	5.00%	07/01/2049	12,765	15,607,261
Nassau (County of), NY Industrial Development Agency;
Series 2007 A-C, RB	5.95%	11/01/2022	30	29,896
Series 2007 A-F, RB	5.95%	11/01/2022	35	34,859
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, RB (Acquired 02/28/2018; Cost $443,285)(g)(j)	6.50%	01/01/2032	420	336,000
Series 2014 A, RB (Acquired 12/14/2007; Cost $205,363)(g)(j)	6.70%	01/01/2049	180	144,000
Series 2014 C, RB (Acquired 12/14/2007-11/26/2014; Cost $0)(g)(j)(k)	2.00%	01/01/2049	2,167	22
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group); Series 2014, RB	5.00%	07/01/2033	300	335,437
Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.); Series 2018 A2, Ref. RB	5.20%	12/01/2037	1,585	1,613,075
Nassau County Local Economic Assistance Corp. (South Nassau Communities Hospital); Series 2012, Ref. RB	5.00%	07/01/2027	930	958,656
Nassau County Tobacco Settlement Corp.;
Series 2006 A-2, RB	5.25%	06/01/2026	1,000	1,029,501
Series 2006 A-3, RB	5.00%	06/01/2035	750	761,709
Series 2006 A-3, RB	5.13%	06/01/2046	615	626,436
Series 2006 C, RB(c)	0.00%	06/01/2046	105,975	24,012,812
Series 2006 D, RB(c)	0.00%	06/01/2060	623,215	50,414,853
Series 2006 E, RB(c)	0.00%	06/01/2060	40,000	2,440,472
New Rochelle (City of), NY (70 Nardozzi/City DPW); Series 2018 A-2, RB	5.13%	08/01/2050	17,100	16,758,121
New Rochelle (City of), NY (Iona College); Series 2015 A, Ref. RB	5.00%	07/01/2040	1,250	1,391,752

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York & New Jersey (States of) Port Authority;
Series 2011 169, RB(a)	5.00%	10/15/2036	$2,720	$ 2,735,446
Series 2012 172, RB(a)	5.00%	10/01/2034	400	411,027
Series 2016 197, Ref. RB(a)	5.00%	11/15/2035	7,000	8,432,945
Series 2017 200, Ref. RB	5.25%	10/15/2057	3,120	3,808,349
Series 2017 XF0565, Ref. Revenue Ctfs.(h)	5.25%	11/15/2056	28,000	33,990,986
Series 2017, Ref. RB	5.00%	10/15/2047	3,000	3,616,272
Series 2018 207, Ref. RB(a)	4.00%	03/15/2035	10,000	11,714,903
Series 2018 211, Ref. RB	4.00%	09/01/2038	1,700	2,018,407
Series 2018, Ref. RB	5.00%	09/01/2048	12,475	15,320,385
Series 2019 217, RB	4.00%	11/01/2049	20,660	24,093,589
Series 2019, RB	4.00%	11/01/2041	600	708,750
Series 2019, RB(a)	4.00%	11/01/2041	9,000	10,518,790
Series 2019, RB (INS - BAM)(b)	4.00%	11/01/2041	19,400	22,997,736
Series 2019, RB(a)	4.00%	11/01/2047	25,350	29,258,815
Series 2020 221, RB(a)	4.00%	07/15/2045	5,000	5,822,666
Series 2020 222, Ref. RB	4.00%	07/15/2037	3,250	3,916,928
Series 2020 222, Ref. RB	4.00%	07/15/2038	3,500	4,207,612
Series 2020, RB(a)	4.00%	07/15/2040	2,180	2,572,519
Series 2021, Ref. RB(a)	4.00%	07/15/2051	13,230	15,356,979
Series 2021, Ref. RB(a)	5.00%	07/15/2056	10,385	13,140,876
New York (City of), NY;
Series 1990 I, GO Bonds	7.75%	08/15/2028	5	5,173
Series 1997 C, GO Bonds (INS - NATL)(b)	5.50%	11/15/2037	10	10,044
Series 2002 D, GO Bonds	5.25%	06/01/2027	230	230,954
Series 2002 D, GO Bonds	5.38%	06/01/2032	380	381,608
Series 2003 F, GO Bonds	5.32%	01/15/2028	5	5,021
Series 2011 D-1, GO Bonds(d)(e)	5.00%	10/01/2021	9,995	10,034,515
Series 2011 D-1, GO Bonds	5.00%	10/01/2034	5	5,019
Series 2012 A-1, GO Bonds(d)(e)	5.00%	10/01/2022	350	368,517
Series 2012 A-1, GO Bonds(d)(e)	5.00%	10/01/2022	1,915	2,016,312
Series 2012 A-1, GO Bonds(d)(e)	5.00%	10/01/2022	2,500	2,632,262
Series 2012 A-1, GO Bonds(d)(e)	5.00%	10/01/2022	3,300	3,474,585
Series 2017 B-1, GO Bonds	5.00%	10/01/2037	3,000	3,684,689
Series 2017 CC-1, RB	5.00%	06/15/2048	1,000	1,213,153
Series 2018 E-1, GO Bonds	5.25%	03/01/2035	1,000	1,266,880
Series 2018 E-1, GO Bonds	5.00%	03/01/2044	25,000	30,613,582
Series 2018 F-1, GO Bonds	5.00%	04/01/2045	15,000	18,373,819
Series 2019 A, GO Bonds	5.00%	08/01/2045	880	1,101,643
Series 2019 A-1, GO Bonds	4.00%	08/01/2042	10,000	11,738,417
Series 2019 A-1, GO Bonds	5.00%	08/01/2043	8,880	11,164,228
Series 2019 B-1, GO Bonds	4.00%	10/01/2040	28,090	33,356,833
Series 2019 B-1, GO Bonds	5.00%	10/01/2042	595	752,511
Series 2019 DD-1, RB	5.25%	06/15/2049	5,000	6,333,917
Series 2019 FF-2, Ref. RB	4.00%	06/15/2041	8,000	9,470,510
Series 2020 AA-1, Ref. RB	4.00%	06/15/2050	20,375	23,902,167
Series 2020 AA-2, Ref. RB	4.00%	06/15/2042	20,000	23,769,694
Series 2020 AA-2, Ref. RB	4.00%	06/15/2043	25,000	29,647,077
Series 2020 C, GO Bonds	5.00%	08/01/2033	2,000	2,625,620
Series 2020 C, GO Bonds	5.00%	08/01/2034	4,000	5,233,222
Series 2020 C, GO Bonds	4.00%	08/01/2041	3,800	4,512,940
Series 2020 D-1, GO Bonds	4.00%	03/01/2050	25,000	28,947,867
Series 2020 FF, Ref. RB	4.00%	06/15/2041	5,850	6,917,226
Series 2020 GG-1, RB	4.00%	06/15/2050	9,500	11,063,362
Series 2021 F-1, GO Bonds	4.00%	03/01/2047	10,000	11,714,889
Series 2021 F-1, GO Bonds	5.00%	03/01/2050	14,000	17,765,688
New York (City of), NY Industrial Development Agency; Series 1997, RB(a)(d)	6.20%	10/01/2022	22,255	22,999,229

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Industrial Development Agency (1996 Comprehensive Care Management Corp.);
Series 1998 C, RB	6.38%	11/01/2028	$950	$ 921,206
Series 1998, RB	6.38%	11/01/2028	2,390	2,317,298
New York (City of), NY Industrial Development Agency (Comprehensive Care Management);
Series 2005 C-2, RB	6.00%	05/01/2026	845	816,773
Series 2005 E-2, RB	6.13%	11/01/2035	2,690	2,427,130
New York (City of), NY Industrial Development Agency (Cool Wind Ventilation Corp.); Series 2007 A-2, IDR(a)	6.08%	11/01/2027	4,305	4,310,680
New York (City of), NY Industrial Development Agency (Gourmet Boutique); Series 2006, IDR (Acquired 12/06/2006; Cost $645,000)(g)(k)	10.00%	12/31/2049	645	586,950
New York (City of), NY Industrial Development Agency (MediSys Health Network, Inc.); Series 1999, RB	6.25%	03/15/2024	6,665	6,505,269
New York (City of), NY Industrial Development Agency (Special Needs Facilities Pooled Program);
Series 1999 A-1, RB	6.65%	07/01/2023	170	170,251
Series 2007 B-1, RB (INS - ACA)(b)	5.25%	07/01/2022	115	115,191
New York (City of), NY Industrial Development Agency (The Child School); Series 2003, RB	7.55%	06/01/2033	7,145	7,233,469
New York (City of), NY Industrial Development Agency (United Jewish Appeal); Series 2004, RB	5.00%	07/01/2034	5,000	5,078,369
New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2006, RB (CPI Rate + 0.84%), (INS - FGIC)(b)(i)	6.23%	03/01/2022	6,800	6,859,243
Series 2020, Ref. RB	4.00%	03/01/2045	16,450	18,827,695
Series 2020, Ref. RB (INS - AGM)(b)	4.00%	03/01/2045	17,770	20,828,507
New York (City of), NY Municipal Water Finance Authority;
Series 2017 EE, Ref. RB	5.00%	06/15/2037	515	630,908
Series 2019 BB-1, RB	4.00%	06/15/2049	4,800	5,661,399
Series 2019 CC-1, RB	4.00%	06/15/2049	6,450	7,607,505
Series 2019 CC-1, RB	5.00%	06/15/2049	20,990	26,784,812
Series 2020 DD-1, RB	4.00%	06/15/2050	15,000	17,468,466
New York (City of), NY Transitional Finance Authority;
Series 2013 XF2157, Revenue Ctfs.(h)	5.00%	07/15/2037	25,000	26,028,948
Series 2016 S-1, RB	5.00%	07/15/2029	650	774,495
Series 2017 S-2, Ref. RB	5.00%	07/15/2035	5,000	6,193,125
Series 2018 S-1, RB	5.00%	07/15/2043	34,000	42,353,613
Series 2018 S-3, RB	5.00%	07/15/2043	885	1,102,440
Series 2018 S-3, RB	5.25%	07/15/2045	11,475	14,522,766
Series 2019 B-1, RB	4.00%	11/01/2043	13,495	15,912,797
Series 2019 B-1, RB	4.00%	11/01/2045	19,445	22,825,887
Series 2020 C-1, RB	4.00%	05/01/2036	1,950	2,371,904
Series 2020 C-1, RB	4.00%	05/01/2037	3,375	4,085,799
Series 2020 C-1, RB	4.00%	05/01/2038	3,565	4,294,513
Series 2020 C-1, RB	4.00%	05/01/2039	3,165	3,787,479
Series 2020 C-1, RB	4.00%	05/01/2040	1,415	1,689,429
Series 2020 D, RB	4.00%	11/01/2040	18,390	21,956,604
Series 2020 D, RB	4.00%	11/01/2041	19,985	23,794,183
Series 2020 D, RB	4.00%	11/01/2043	15,000	17,768,436
Series 2020 D, RB	4.00%	11/01/2044	11,320	13,398,821
Series 2020 D, RB	4.00%	11/01/2045	9,000	10,599,971
Series 2020, Ref. RB	3.00%	11/01/2037	10,000	11,002,204
Series 2020, Ref. RB	4.00%	11/01/2038	6,750	8,131,267
Series 2020, Ref. RB	3.00%	11/01/2039	6,500	7,106,878
Series 2020-XF0992, Ctfs.(h)	4.00%	05/01/2045	20,560	24,215,046
Series 2020-XF2912, Ctfs.(h)	4.00%	05/01/2044	30,000	35,509,242
Series 2020-XF2912, Ctfs.(h)	4.00%	05/01/2045	21,000	24,733,267
Series 2020-XF2912, Ctfs.(h)	4.00%	05/01/2046	25,000	29,406,753
Series 2021 E-1, RB	4.00%	02/01/2043	6,850	8,165,566
Series 2021 E-1, RB	4.00%	02/01/2046	30,000	35,533,767
Series 2021 S-1, Ref. RB	4.00%	07/15/2037	5,620	6,819,283
Series 2021 S-1, Ref. RB	3.00%	07/15/2038	4,325	4,779,486
Series 2021 S-1, Ref. RB	3.00%	07/15/2039	5,840	6,440,104

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Series 2021 S-1, Ref. RB	4.00%	07/15/2040	$1,000	$ 1,201,629
Subseries 2020 A-3, RB	4.00%	05/01/2044	1,000	1,175,164
New York (City of), NY Trust for Cultural Resources (American Museum of Natural History); Series 2014 A, Ref. RB	5.00%	07/01/2041	1,000	1,116,929
New York (City of), NY Trust for Cultural Resources (Carnegie Hall);
Series 2019, Ref. RB	5.00%	12/01/2034	300	387,304
Series 2019, Ref. RB	5.00%	12/01/2036	700	898,270
New York (City of), NY Trust for Cultural Resources (Juilliard School (The));
Series 2018 A, Ref. RB	5.00%	01/01/2033	1,645	2,101,051
Series 2018 A, Ref. RB	5.00%	01/01/2034	1,745	2,215,241
Series 2018 A, Ref. RB	5.00%	01/01/2037	2,250	2,825,220
Series 2018 A, Ref. RB	5.00%	01/01/2038	1,830	2,291,603
Series 2018 A, Ref. RB	4.00%	01/01/2039	6,370	7,382,487
New York (City of), NY Trust for Cultural Resources (Lincoln Center for Performing Arts);
Series 2020 A, Ref. RB	5.00%	12/01/2031	1,375	1,826,593
Series 2020 A, Ref. RB	5.00%	12/01/2032	1,715	2,265,234
Series 2020 A, Ref. RB	4.00%	12/01/2033	2,300	2,789,986
Series 2020 A, Ref. RB	4.00%	12/01/2034	3,050	3,679,244
Series 2020 A, Ref. RB	4.00%	12/01/2035	950	1,143,508
New York (City of), NY Water & Sewer System;
Series 2018 XF2569, Revenue Ctfs.(h)	5.00%	06/15/2048	20,000	24,618,054
Series 2021 CC-1, RB	4.00%	06/15/2051	25,000	29,398,070
New York (City of), NY Water & Sewer System (2nd Generation Resolution); Series 2019 AA, Ref. RB	4.00%	06/15/2040	1,500	1,796,983
New York (County of), NY Tobacco Trust V;
Series 2005 S-1, RB(c)	0.00%	06/01/2038	3,430	1,275,500
Series 2005 S-2, RB(c)	0.00%	06/01/2050	6,770	1,203,342
Series 2005 S-3, RB(c)	0.00%	06/01/2055	198,195	20,416,998
New York (County of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	4,000	5,391,622
New York (State of) Bridge Authority;
Series 2021 A, RB	4.00%	01/01/2038	200	243,552
Series 2021 A, RB	4.00%	01/01/2039	275	333,964
Series 2021 A, RB	4.00%	01/01/2040	350	424,058
Series 2021 A, RB	4.00%	01/01/2041	220	265,792
Series 2021 A, RB	4.00%	01/01/2046	725	865,865
Series 2021 A, RB	4.00%	01/01/2051	1,085	1,290,140
New York (State of) Dormitory Authority;
Series 2009 C, RB (INS - AGC)(b)	5.00%	10/01/2024	115	115,460
Series 2015 A, Ref. RB	5.00%	07/01/2048	22,500	25,961,278
Series 2015 A-1, Ref. RB(f)	4.80%	12/01/2023	1,950	1,959,053
Series 2015 B, RB(d)(e)	5.00%	02/15/2025	5	5,810
Series 2016 A, Ref. RB	5.00%	10/01/2033	600	725,517
Series 2016 A, Ref. RB	5.00%	07/01/2036	275	328,496
Series 2017 A, RB	5.00%	03/15/2041	2,970	3,608,156
Series 2017 B, Ref. RB(d)(e)	5.00%	08/15/2027	10	12,583
Series 2017 B, Ref. RB	5.00%	02/15/2041	6,015	7,386,217
Series 2017, Ref. RB	5.00%	02/15/2037	2,145	2,604,524
Series 2018 A, RB	4.00%	07/01/2035	1,125	1,322,458
Series 2018 A, RB	5.00%	07/01/2038	4,580	5,786,202
Series 2018 A, RB	5.00%	07/01/2040	4,835	6,092,480
Series 2018 A, RB	5.00%	03/15/2044	33,330	41,185,261
Series 2019 A, RB	5.00%	10/01/2034	820	1,012,605
Series 2019 A, RB	4.00%	07/01/2045	8,600	10,058,802
Series 2019 A, Ref. RB	4.00%	03/15/2048	14,800	17,087,188
Series 2020 A, RB	4.00%	07/01/2050	25,500	29,783,464
Series 2020 A, RB	4.00%	07/01/2053	20,000	23,310,014
Series 2020 A, Ref. RB	4.00%	03/15/2047	15,000	17,648,028
Series 2020 D, Ref. RB	4.00%	02/15/2047	3,000	3,498,031
Series 2020, RB(h)	11.03%	02/15/2047	40,000	46,640,408

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (Alliance Long Island AGYS, Inc.);
Series 2015 A2, Ref. RB(f)	5.35%	12/01/2035	$10,325	$ 10,423,003
Series 2015 B1, Ref. RB(f)	6.18%	12/01/2031	4,445	4,447,751
New York (State of) Dormitory Authority (Barnard College);
Series 2020 A, Ref. RB	4.00%	07/01/2038	680	802,880
Series 2020 A, Ref. RB	4.00%	07/01/2040	675	793,512
Series 2020 A, Ref. RB	4.00%	07/01/2045	1,275	1,482,132
Series 2020 A, Ref. RB	4.00%	07/01/2049	1,350	1,563,693
New York (State of) Dormitory Authority (Brooklyn Law School);
Series 2012 A, RB(d)(e)	5.00%	07/01/2022	850	883,912
Series 2012 A, RB(d)(e)	5.00%	07/01/2022	430	447,156
Series 2012 A, RB(d)(e)	5.00%	07/01/2022	430	447,156
Series 2012 A, RB(d)(e)	5.00%	07/01/2022	850	883,912
New York (State of) Dormitory Authority (Catholic Health System Obligated Group);
Series 2012 A, RB	5.00%	07/01/2032	500	517,571
Series 2012 B, RB	5.00%	07/01/2032	260	269,137
Series 2019 A, Ref. RB	4.00%	07/01/2045	750	850,706
New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Pooled Loan Program); Series 2005 A, RB (INS - AGC)(b)	5.00%	07/01/2034	20	20,050
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, RB (INS - AMBAC)(b)	5.50%	05/15/2027	710	901,043
Series 2005 A, RB (INS - AMBAC)(b)	5.50%	05/15/2030	750	1,019,678
Series 2005 A, RB (INS - AMBAC)(b)	5.50%	05/15/2031	555	769,146
New York (State of) Dormitory Authority (Columbia University); Series 2015, RB	5.00%	10/01/2045	115	176,952
New York (State of) Dormitory Authority (Culinary Institute of America); Series 2012, RB	5.00%	07/01/2034	300	309,850
New York (State of) Dormitory Authority (Educational Housing Services - CUNY Student Housing); Series 2005, RB (INS - AMBAC)(b)	5.25%	07/01/2030	25	29,977
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS - NATL)(b)	5.25%	07/01/2028	935	1,087,310
New York (State of) Dormitory Authority (Fordham University);
Series 2014, RB	5.00%	07/01/2030	200	224,298
Series 2016 A, Ref. RB	5.00%	07/01/2041	1,200	1,429,505
Series 2017, Ref. RB	5.00%	07/01/2030	650	803,526
Series 2017, Ref. RB	5.00%	07/01/2031	800	985,384
Series 2017, Ref. RB	5.00%	07/01/2032	750	921,568
Series 2017, Ref. RB	4.00%	07/01/2033	415	481,707
Series 2020, RB	4.00%	07/01/2046	17,870	20,792,487
Series 2020, RB	4.00%	07/01/2050	17,500	20,296,603
New York (State of) Dormitory Authority (General Purpose); Series 2018 A, Ref. RB	5.25%	03/15/2038	1,500	1,920,224
New York (State of) Dormitory Authority (Group 4); Series 2019 A, Ref. RB	4.00%	03/15/2049	22,935	26,455,786
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai);
Series 2015 A, Ref. RB	5.00%	07/01/2034	150	172,992
Series 2015 A, Ref. RB	5.00%	07/01/2040	2,800	3,205,651
Series 2015, Ref. RB	5.00%	07/01/2045	1,165	1,330,758
New York (State of) Dormitory Authority (Iona College); Series 2012 A, RB	5.00%	07/01/2032	3,000	3,095,240
New York (State of) Dormitory Authority (Memorial Sloan-Kettering Cancer Center); Series 1998, RB (INS - NATL)(b)	5.50%	07/01/2023	860	922,170
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2034	9,535	11,703,404
Series 2018 A, Ref. RB	5.00%	08/01/2035	6,695	8,204,966
Series 2018 A, Ref. RB	4.00%	08/01/2036	5,570	6,383,564
Series 2018 A, Ref. RB	4.00%	08/01/2037	2,050	2,343,635
Series 2020 A, Ref. RB	4.00%	09/01/2045	8,205	9,385,699
Series 2020 A, Ref. RB	4.00%	09/01/2050	39,975	45,516,131
New York (State of) Dormitory Authority (Municipal Health Facilities Improvement Program); Series 2006 A, RB (INS - NATL)(b)	4.50%	05/15/2036	30	30,080
New York (State of) Dormitory Authority (New School (The));
Series 2016 A, Ref. RB	5.00%	07/01/2030	1,545	1,854,306
Series 2016 A, Ref. RB	4.00%	07/01/2043	5,050	5,618,856
Series 2016 A, Ref. RB	5.00%	07/01/2046	6,330	7,405,834

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (New York University);
Series 2001 1, RB (INS - BHAC)(b)	5.50%	07/01/2031	$1,070	$ 1,394,138
Series 2015 A, Ref. RB	5.00%	07/01/2045	5,890	6,805,725
Series 2016 A, RB	4.00%	07/01/2039	625	702,952
Series 2017 A, Ref. RB	4.00%	07/01/2036	5,000	5,741,115
Series 2019 A, RB	5.00%	07/01/2042	4,260	5,441,552
Series 2019 A, RB	5.00%	07/01/2049	25,540	32,332,889
Series 2021 A, Ref. RB	3.00%	07/01/2041	7,785	8,622,741
Series 2021 A, Ref. RB	4.00%	07/01/2046	7,350	8,782,322
Series 2021 A, Ref. RB	5.00%	07/01/2051	17,610	22,979,263
New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2015 A, Ref. RB	5.00%	05/01/2033	1,515	1,748,071
New York (State of) Dormitory Authority (NYU Hospitals Center); Series 2014, Ref. RB	5.00%	07/01/2036	2,475	2,769,580
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2015, Ref. RB(f)	5.00%	12/01/2045	425	485,695
Series 2017, Ref. RB(f)	5.00%	12/01/2029	3,200	3,911,609
Series 2017, Ref. RB(f)	5.00%	12/01/2030	1,900	2,311,129
Series 2017, Ref. RB(f)	5.00%	12/01/2032	1,200	1,453,577
Series 2017, Ref. RB(f)	5.00%	12/01/2033	1,700	2,056,493
Series 2017, Ref. RB(f)	5.00%	12/01/2035	1,300	1,567,180
Series 2017, Ref. RB(f)	5.00%	12/01/2036	2,100	2,527,894
Series 2017, Ref. RB(f)	5.00%	12/01/2037	800	961,026
New York (State of) Dormitory Authority (Pace University);
Series 2013 A, RB(d)(e)	5.00%	05/01/2023	20	21,583
Series 2013 A, RB	5.00%	05/01/2029	980	1,047,324
New York (State of) Dormitory Authority (Pratt Institute);
Series 2015 A, Ref. RB(d)(e)	5.00%	07/01/2024	925	1,048,567
Series 2015 A, Ref. RB(d)(e)	5.00%	07/01/2024	1,000	1,133,586
Series 2016, Ref. RB	5.00%	07/01/2039	500	594,452
Series 2016, Ref. RB	5.00%	07/01/2046	500	592,384
New York (State of) Dormitory Authority (Rochester Institute of Technology);
Series 2019 A, RB	4.00%	07/01/2044	4,940	5,747,837
Series 2019 A, RB	5.00%	07/01/2049	5,640	7,026,434
New York (State of) Dormitory Authority (Rockefeller University); Series 2019 C, Ref. RB	4.00%	07/01/2049	19,350	22,940,185
New York (State of) Dormitory Authority (Rockefeller University) (Green Bonds); Series 2019 B, RB	5.00%	07/01/2050	11,200	14,225,603
New York (State of) Dormitory Authority (St. John’s University);
Series 2012 A, RB(d)(e)	5.00%	07/01/2022	270	280,888
Series 2012, RB(d)(e)	5.00%	07/01/2022	25	26,008
Series 2012, RB	5.00%	07/01/2030	6,235	6,448,081
Series 2015 A, Ref. RB	5.00%	07/01/2034	400	459,682
New York (State of) Dormitory Authority (St. Joseph’s College);
Series 2021, RB	4.00%	07/01/2040	225	252,255
Series 2021, RB	5.00%	07/01/2051	750	895,071
New York (State of) Dormitory Authority (State University of New York);
Series 2015 B, Ref. RB	5.00%	07/01/2045	4,000	4,602,279
Series 2019 A, RB	4.00%	07/01/2049	5,180	5,926,744
New York (State of) Dormitory Authority (The New School);
Series 2011, Ref. RB	5.00%	07/01/2031	5,145	5,162,793
Series 2015 A, Ref. RB	5.00%	07/01/2040	2,100	2,408,496
Series 2016 A, Ref. RB	5.00%	07/01/2035	3,490	4,153,772
Series 2016 A, Ref. RB	5.00%	07/01/2036	2,490	2,957,605
Series 2016 A, Ref. RB	5.00%	07/01/2037	6,535	7,747,304
Series 2016 A, Ref. RB	5.00%	07/01/2041	2,905	3,422,234
New York (State of) Dormitory Authority (Touro College and University System);
Series 2014 A, RB	5.50%	01/01/2039	5,005	5,541,493
Series 2014 A, RB	5.50%	01/01/2044	5,835	6,429,739
Series 2017, RB	5.00%	01/01/2033	2,875	3,443,982
Series 2017, RB	5.00%	01/01/2038	4,045	4,789,507

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (United Cerebral Palsy Association);
Series 2017 A, RB(f)	5.50%	12/01/2047	$16,140	$ 15,637,657
Series 2017 A2, RB(f)	5.38%	09/01/2050	25,010	25,195,627
Series 2017 A2, Ref. RB (Acquired 10/25/2017; Cost $7,540,000)(f)(g)	5.38%	10/01/2042	7,540	7,701,626
New York (State of) Dormitory Authority (Yeshiva University);
Series 2009, RB	5.00%	09/01/2038	5,220	5,227,054
Series 2009, Ref. RB	5.00%	09/01/2034	2,785	2,789,106
New York (State of) Housing Finance Agency;
Series 2014 C, RB	4.00%	11/01/2046	7,340	7,603,970
Series 2014 G, RB (CEP - GNMA)	4.00%	05/01/2047	3,080	3,226,059
Series 2015 C, RB	4.15%	05/01/2048	2,295	2,429,698
New York (State of) Housing Finance Agency (Highland Avenue Senior Apartments); Series 2007 A, RB(a)	5.00%	02/15/2039	140	140,351
New York (State of) Housing Finance Agency (Horizons at Wawayanda); Series 2007 A, RB (CEP - FHLMC)(a)	5.15%	11/01/2040	115	115,281
New York (State of) Housing Finance Agency (Secured Mortgage Program); Series 2002 A, RB (LOC - JP Morgan Chase Bank)(a)(l)	5.38%	02/15/2035	2,080	2,085,868
New York (State of) Housing Finance Agency (Tiffany Gardens); Series 2005 A, RB(a)	5.13%	08/15/2037	310	311,370
New York (State of) Power Authority; Series 2011 A, RB(d)(e)	5.00%	11/15/2021	730	737,265
New York (State of) Power Authority (Green Bonds); Series 2020 A, Ref. RB	4.00%	11/15/2055	13,400	15,681,755
New York (State of) State Dormitory Authority (Maimonides Medical Center); Series 2020, RB (CEP - Federal Housing Administration)	4.00%	08/01/2043	1,000	1,152,866
New York (State of) Thruway Authority;
Series 2014 J, RB	5.00%	01/01/2034	1,620	1,793,375
Series 2016 A, RB	5.00%	01/01/2046	27,465	32,064,423
Series 2018 L, Ref. RB	5.00%	01/01/2033	1,055	1,309,633
Series 2018 L, Ref. RB	5.00%	01/01/2034	1,860	2,301,723
Series 2018 L, Ref. RB	5.00%	01/01/2035	2,115	2,610,228
Series 2019 B, RB	4.00%	01/01/2045	20,000	23,391,152
Series 2019 B, Ref. RB	4.00%	01/01/2041	15,000	17,706,577
Series 2019 B, Ref. RB (INS - AGM)(b)	4.00%	01/01/2045	25,000	29,450,575
Series 2019 B, Ref. RB (INS - BAM)(b)	4.00%	01/01/2045	20,000	23,560,460
Series 2021 A-1, Ref. RB	4.00%	03/15/2045	22,080	26,108,969
New York City Health and Hospitals Corp.;
Series 2021 A, Ref. RB	4.00%	02/15/2045	1,250	1,479,828
Series 2021 A, Ref. RB	4.00%	02/15/2048	1,000	1,180,153
New York City Housing Development Corp.; Series 2014 C-1-A, RB	4.30%	11/01/2047	5,030	5,228,570
New York Convention Center Development Corp. (Hotel Unit Fee Secured);
Series 2015, Ref. RB	5.00%	11/15/2040	8,435	9,893,356
Series 2015, Ref. RB	5.00%	11/15/2045	4,500	5,257,688
Series 2016 A, RB	5.00%	11/15/2041	4,220	5,067,227
Series 2016 B, RB(c)	0.00%	11/15/2044	3,270	1,839,264
New York Counties Tobacco Trust I;
Series 2000 A, RB	6.50%	06/01/2035	3,330	3,334,770
Series 2000 A, RB	6.63%	06/01/2042	19,230	19,256,207
New York Counties Tobacco Trust II;
Series 2001, RB	5.63%	06/01/2035	1,535	1,541,612
Series 2001, RB	5.75%	06/01/2043	9,025	9,043,200
New York Counties Tobacco Trust IV;
Series 2005 D, RB(c)	0.00%	06/01/2050	66,335	12,561,839
Series 2005 E, RB(c)	0.00%	06/01/2055	154,690	17,804,958
New York Counties Tobacco Trust V; Series 2005 S4B, RB(c)(f)	0.00%	06/01/2060	1,415,900	70,862,538
New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	6.45%	06/01/2040	3,005	3,691,896
Series 2016 A, Ref. RB	6.00%	06/01/2043	2,745	3,193,195
Series 2016 A2, Ref. RB	5.00%	06/01/2051	13,875	14,883,998
Series 2016 A-2B, Ref. RB	5.00%	06/01/2045	3,750	4,096,743
Series 2016 B, Ref. RB	5.00%	06/01/2036	1,000	1,150,853
Series 2016 B, Ref. RB	5.00%	06/01/2041	870	991,426
New York Liberty Development Corp.; Series 2019, Ref. RB	2.80%	09/15/2069	1,215	1,263,831

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Liberty Development Corp. (3 World Trade Center);
Series 2014, Class 1, Ref. RB(f)	5.00%	11/15/2044	$1,505	$ 1,664,102
Series 2014, Class 3, Ref. RB(f)	7.25%	11/15/2044	415	465,078
New York Liberty Development Corp. (4 World Trade Center);
Series 2011, Ref. RB(d)(e)	5.00%	11/15/2021	1,875	1,893,660
Series 2011, Ref. RB(d)(e)	5.00%	11/15/2021	5,000	5,049,759
Series 2011, Ref. RB(d)(e)	5.75%	11/15/2021	15,000	15,172,080
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. RB	5.00%	09/15/2043	5,410	5,536,749
New York Liberty Development Corp. (Goldman Sachs Headquarters);
Series 2005, Ref. RB	5.25%	10/01/2035	64,915	93,333,271
Series 2007, RB	5.50%	10/01/2037	11,230	16,952,382
New York Liberty Development Corp. (Green Bonds); Series 2021 A, Ref. RB	3.00%	11/15/2051	15,000	15,518,656
New York Power Authority (Green Bonds);
Series 2020 A, Ref. RB	4.00%	11/15/2045	5,000	5,927,030
Series 2020 A, Ref. RB	4.00%	11/15/2050	27,375	32,296,620
Series 2020 A, Ref. RB	4.00%	11/15/2060	9,000	10,493,211
New York State Environmental Facilities Corp; Series 2018 XF2586, Revenue Ctfs.(h)	5.00%	06/15/2047	20,000	24,527,118
New York State Environmental Facilities Corp. (2010 Master Financing Program) (Green Bonds); Series 2017 C, RB	5.00%	08/15/2047	5,000	6,163,503
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds);
Series 2016 A, Ref. RB	5.00%	06/15/2032	1,000	1,209,082
Series 2017 A, Ref. RB	5.00%	06/15/2046	19,030	23,328,432
Series 2018 B, RB	5.00%	06/15/2043	5,470	6,834,626
New York State Environmental Facilities Corp. (Pooled Financing Program); Series 2005 B, RB(d)	5.50%	04/15/2035	615	889,660
New York State Urban Development Corp.;
Series 2019 A, RB	5.00%	03/15/2043	20,000	24,860,652
Series 2019 A, Ref. RB	5.00%	03/15/2039	11,555	14,821,860
Series 2019 A, Ref. RB	5.00%	03/15/2040	10,935	13,988,976
Series 2019 A, Ref. RB	4.00%	03/15/2045	10,000	11,705,240
Series 2020 A, RB	4.00%	03/15/2045	31,000	36,384,657
Series 2020 A, RB	4.00%	03/15/2049	42,545	49,809,559
Series 2020 C, Ref. RB	4.00%	03/15/2041	5,000	5,927,025
Series 2020 C, Ref. RB	4.00%	03/15/2045	17,000	19,983,729
Series 2020 C, Ref. RB	4.00%	03/15/2049	8,500	9,951,375
Series 2020 C, Ref. RB	5.00%	03/15/2050	5,000	6,356,322
Series 2020, Ref. RB	3.00%	03/15/2040	11,435	12,351,575
Series 2020, Ref. RB	5.00%	03/15/2043	5,000	6,417,427
New York State Urban Development Corp. (Bidding Group); Series 2019 A, Ref. RB	4.00%	03/15/2046	1,500	1,753,781
New York Transportation Development Corp.;
Series 2020 A, Ref. RB(a)	5.00%	12/01/2031	1,000	1,301,016
Series 2020 A, Ref. RB(a)	4.00%	12/01/2041	1,380	1,594,208
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(a)	5.00%	08/01/2026	1,970	1,974,680
Series 2016, Ref. RB(a)	5.00%	08/01/2031	2,805	2,811,556
Series 2021, Ref. RB(a)	3.00%	08/01/2031	3,200	3,477,405
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB(a)	5.00%	01/01/2034	5,565	6,748,234
Series 2018, RB(a)	5.00%	01/01/2036	2,045	2,475,220
New York Transportation Development Corp. (Delta Air Lines, Inc.-Laguardia); Series 2020, RB(a)	5.00%	10/01/2040	10,000	12,564,686
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB (INS - AGM)(a)(b)	4.00%	07/01/2035	11,600	12,734,284
Series 2016 A, RB (INS - AGM)(a)(b)	4.00%	07/01/2036	3,500	3,837,849
Series 2016 A, RB (INS - AGM)(a)(b)	4.00%	07/01/2037	11,875	13,007,077
Series 2016 A, RB(a)	5.00%	07/01/2041	36,250	40,599,337
Series 2016 A, RB(a)	5.00%	07/01/2046	22,095	24,729,628
Series 2016 A, RB(a)	5.25%	01/01/2050	4,650	5,230,396
Series 2016 A, RB (INS - AGM)(a)(b)	4.00%	01/01/2051	8,900	9,692,704

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (New York State Thruway ); Series 2021, RB(a)	4.00%	10/31/2034	$600	$ 722,114
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020, Ref. RB	5.00%	12/01/2032	1,505	1,960,424
Series 2020, Ref. RB	5.00%	12/01/2033	1,600	2,081,591
Series 2020, Ref. RB	5.00%	12/01/2034	2,000	2,587,938
Series 2020, Ref. RB	5.00%	12/01/2036	1,610	2,074,304
Series 2020, Ref. RB	5.00%	12/01/2037	1,000	1,284,395
Series 2020, Ref. RB	5.00%	12/01/2038	2,000	2,562,278
Niagara Area Development Corp. (Covanta); Series 2018 A, Ref. RB(a)(f)	4.75%	11/01/2042	790	834,111
Niagara Area Development Corp. (Niagara University);
Series 2012 A, RB(d)(e)	5.00%	05/01/2022	500	515,982
Series 2012 A, RB(d)(e)	5.00%	05/01/2022	850	877,169
Niagara Frontier Transportation Authority (Buffalo Niagara International Airport);
Series 2014 A, Ref. RB(a)	5.00%	04/01/2029	725	807,003
Series 2019, Ref. RB(a)	5.00%	04/01/2035	780	980,668
Series 2019, Ref. RB(a)	5.00%	04/01/2037	750	937,534
Series 2019, Ref. RB(a)	5.00%	04/01/2039	720	896,094
Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. RB	5.25%	05/15/2040	275	300,723
North Syracuse Central School District; Series 2007, Ref. GO Bonds (INS - NATL)(b)	5.00%	06/15/2023	935	1,015,755
North Tonawanda Housing Development Corp. (Bishop Gibbons Apartments - Section 8); Series 1994 B, Ref. RB (CEP - Federal Housing Administration)	7.38%	12/15/2021	360	367,297
Oneida County Local Development Corp. (Mohawk Valley Health System);
Series 2019, Ref. RB (INS - AGM)(b)	4.00%	12/01/2038	2,860	3,325,612
Series 2019, Ref. RB (INS - AGM)(b)	4.00%	12/01/2049	4,920	5,587,862
Oneida County Local Development Corp. (Utica College);
Series 2019, Ref. RB	5.00%	07/01/2026	100	115,639
Series 2019, Ref. RB	5.00%	07/01/2028	1,050	1,256,934
Series 2019, Ref. RB	5.00%	07/01/2030	1,160	1,397,031
Series 2019, Ref. RB	5.00%	07/01/2031	1,215	1,454,588
Series 2019, Ref. RB	5.00%	07/01/2032	775	923,128
Series 2019, Ref. RB	5.00%	07/01/2033	1,340	1,587,088
Series 2019, Ref. RB	5.00%	07/01/2034	1,410	1,662,731
Series 2019, Ref. RB	4.00%	07/01/2039	760	817,853
Series 2019, Ref. RB	5.00%	07/01/2049	3,250	3,724,539
Onondaga (County of), NY Trust for Cultural Resources (Abby Lane Housing Corp.);
Series 2017, Ref. RB	5.00%	05/01/2033	1,300	1,539,945
Series 2017, Ref. RB	5.00%	05/01/2034	840	991,546
Series 2017, Ref. RB	5.00%	05/01/2037	1,150	1,347,964
Series 2017, Ref. RB	5.00%	05/01/2040	650	757,320
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University);
Series 2019, Ref. RB	4.00%	12/01/2041	15,950	19,031,414
Series 2019, Ref. RB	5.00%	12/01/2043	10,980	14,102,175
Series 2019, Ref. RB	5.00%	12/01/2045	16,250	20,778,192
Series 2019, Ref. RB	4.00%	12/01/2047	14,290	16,859,881
Series 2019, Ref. RB	4.00%	12/01/2049	10,185	11,996,186
Onondaga Civic Development Corp. (Le Moyne College); Series 2012, Ref. RB	5.00%	07/01/2032	1,000	1,031,831
Onondaga Civic Development Corp. (Upstate Properties Development, Inc.); Series 2011, RB(d)(e)	5.25%	12/01/2021	3,465	3,508,743
Orange (County of), NY Industrial Development Agency (Cornwall Hospital (The));
Series 2001 B, Ref. RB (INS - AGC)(b)	5.38%	12/01/2021	380	381,560
Series 2001 B, Ref. RB (INS - AGC)(b)	5.38%	12/01/2026	2,235	2,243,423
Orange (County of), NY Industrial Development Agency (St. Luke’s Hospital of Newburgh, New York); Series 2001 A, Ref. RB (INS - AGC)(b)	5.38%	12/01/2026	6,330	6,356,473
Orange County Funding Corp.; Series 2013, RB	6.50%	01/01/2046	4,085	4,132,671
Orange County Funding Corp. (Mount St. Mary College);
Series 2012 A, Ref. RB	5.00%	07/01/2037	1,320	1,354,191
Series 2012 A, Ref. RB	5.00%	07/01/2042	1,435	1,469,765

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Otsego County Capital Resource Corp. (Hartwick College);
Series 2015 A, Ref. RB	5.00%	10/01/2030	$3,205	$ 3,445,560
Series 2015 A, Ref. RB	5.00%	10/01/2035	2,000	2,130,331
Series 2015 A, Ref. RB	5.00%	10/01/2045	8,065	8,477,201
Oyster Bay (Town of), NY;
Series 2018 B, GO Bonds (INS - AGM)(b)	3.25%	02/01/2031	10,805	11,864,874
Series 2018 B, GO Bonds (INS - AGM)(b)	3.25%	02/01/2032	5,000	5,466,768
Series 2018 B, GO Bonds (INS - AGM)(b)	4.00%	02/01/2033	9,585	10,760,375
Poughkeepsie (City of), NY Industrial Development Agency (Eastman & Bixby Redevelopment Co. LLC); Series 2000 A, RB(a)	6.00%	08/01/2032	2,595	2,605,111
Ramapo Local Development Corp.; Series 2013, Ref. RB	5.00%	03/15/2033	2,525	2,623,455
Rensselaer (County of), NY Industrial Development Agency (Franciscan Heights, L.P.); Series 2004 A, IDR (LOC - JP Morgan Chase Bank)(a)(l)	5.38%	12/01/2036	2,500	2,508,206
Riverhead (City of), NY Industrial Development Agency; Series 2013, RB	7.00%	08/01/2048	1,300	1,423,797
Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.75%	08/15/2043	720	727,403
Series 2005 A, RB(c)(f)	0.00%	08/15/2045	4,000	1,000,460
Series 2005 C, RB(c)(f)	0.00%	08/15/2060	25,000	1,356,888
Saratoga County Capital Resource Corp. (Skidmore College);
Series 2018, RB	5.00%	07/01/2048	3,515	4,285,811
Series 2020 A, RB	4.00%	07/01/2050	1,985	2,307,934
Schenectady County Capital Resource Corp. (Union College); Series 2017, Ref. RB	5.00%	01/01/2047	10,720	12,812,491
St. Lawrence (County of), NY Industrial Development Agency (Clarkson University);
Series 2011, RB(d)(e)	5.38%	09/01/2021	4,775	4,775,000
Series 2011, RB(d)(e)	6.00%	09/01/2021	520	520,000
Series 2012 A, RB(d)	5.00%	09/01/2041	1,510	1,545,772
Series 2021, Ref. RB	5.00%	09/01/2039	520	670,214
Series 2021, Ref. RB	5.00%	09/01/2041	200	256,198
St. Lawrence (County of), NY Industrial Development Agency (Curran Renewable Energy, LLC); Series 2007 B, RB(a)	7.25%	12/01/2029	3,585	3,060,273
St. Lawrence (County of), NY Industrial Development Agency (St. Lawrence University);
Series 2012, RB	5.00%	07/01/2030	1,280	1,352,750
Series 2012, RB	5.00%	07/01/2031	1,355	1,432,018
Series 2016 A, Ref. RB	5.00%	07/01/2036	540	639,704
Suffolk (County of), NY Industrial Development Agency; Series 2007 A-C, RB	5.95%	11/01/2022	55	55,037
Suffolk (County of), NY Industrial Development Agency (Alliance of Long Island Agencies, Inc./Adults and Children with Learning and Developmental Disabilities, Inc. Civic Facility);
Series 2006 A-A, RB	5.95%	10/01/2021	115	115,088
Series 2006 A-B, RB	5.95%	10/01/2021	165	165,076
Series 2006 A-C, RB	5.95%	10/01/2021	45	45,032
Series 2006 A-D1, RB	5.95%	10/01/2021	35	35,025
Series 2006 A-D2, RB	6.00%	10/01/2031	240	240,091
Series 2006 A-E, RB	5.95%	10/01/2021	110	110,122
Suffolk (County of), NY Industrial Development Agency (Nissequogue Cogen Partners); Series 1998, Ref. RB(a)	5.50%	01/01/2023	8,200	8,280,305
Suffolk County Economic Development Corp.; Series 2010 A, RB	7.38%	12/01/2040	4,110	4,183,800
Suffolk County Economic Development Corp. (Catholic Health Services); Series 2014 C, RB	5.00%	07/01/2032	415	464,643
Suffolk County Economic Development Corp. (Family Residences and Essential Enterprises, Inc.); Series 2012 B-A, RB(f)	6.75%	06/01/2027	410	411,874
Suffolk Tobacco Asset Securitization Corp.;
Series 2008 C, RB	6.63%	06/01/2044	69,295	70,900,953
Series 2008 D, RB(c)	0.00%	06/01/2048	177,265	21,747,703
Sullivan (County of), NY (Adelaar Infratructure);
Series 2016 A2, RB(f)	5.35%	11/01/2049	40,865	43,596,184
Series 2016 B2, RB(f)	5.35%	11/01/2049	5,830	6,219,644
Series 2016 C2, RB(f)	5.35%	11/01/2049	5,760	6,144,966
Series 2016 D2, RB(f)	5.35%	11/01/2049	3,780	4,032,634
Syracuse (City of), NY; Series 2011 A, GO Bonds(a)	5.00%	11/01/2036	1,000	1,007,808
Tender Option Bond Trust Receipts/Certificates; Series 2021, VRD GO Bonds(f)(m)	0.04%	08/01/2050	5,500	5,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.); Series 2013 A, RB(j)	5.00%	07/01/2032	$3,125	$ 1,609,375
Town of Hempstead Local Development Corp. (Adelphi University); Series 2019, Ref. RB	4.00%	02/01/2039	1,800	2,054,128
Triborough Bridge & Tunnel Authority;
Series 2012 B, Ref. RB	5.00%	11/15/2028	400	422,925
Series 2013 A, Ref. RB	5.00%	11/15/2029	1,500	1,616,893
Series 2017 A, RB	5.00%	11/15/2037	4,455	5,476,952
Series 2017 A, RB	5.00%	11/15/2038	1,515	1,860,353
Series 2017 A, RB	5.00%	11/15/2047	17,095	20,825,483
Series 2017 B, Ref. RB	5.00%	11/15/2034	2,790	3,429,569
Series 2017 B, Ref. RB	5.00%	11/15/2038	9,100	11,174,396
Series 2018 XF2587, Ref. Revenue Ctfs.(h)	18.50%	11/15/2044	20,000	24,640,522
Series 2021 A-1, Ref. RB	4.00%	05/15/2046	12,235	14,507,244
Series 2021 A-1, Ref. RB	5.00%	05/15/2051	60,700	78,104,730
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2018 A, Ref. RB	5.00%	11/15/2044	3,000	3,696,078
Series 2018 A, Ref. RB	5.00%	11/15/2046	10,000	12,262,890
Series 2019 A, RB	5.00%	11/15/2049	4,000	4,997,754
Series 2019 C, RB	4.00%	11/15/2042	21,500	25,546,328
Series 2019 C, RB	4.00%	11/15/2043	21,500	25,495,968
Series 2020 A, RB	4.00%	11/15/2054	21,100	24,804,213
Series 2020 A, RB	5.00%	11/15/2054	4,100	5,255,893
Series 2021 A, RB	5.00%	11/15/2056	13,880	17,888,459
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	10,930	12,130,465
Series 2016 B, Ref. RB	5.00%	06/01/2048	14,195	15,674,971
Series 2017 A, Ref. RB	5.00%	06/01/2036	1,345	1,615,572
Series 2017 A, Ref. RB	5.00%	06/01/2041	16,855	19,786,894
Westchester (County of), NY Industrial Development Agency (Clearview School (The)); Series 2005 B, RB	7.25%	01/01/2035	810	810,024
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(a)(f)	7.00%	06/01/2046	470	506,106
Westchester County Healthcare Corp.;
Series 2011 B, RB(d)(e)	5.13%	11/01/2021	1,700	1,713,879
Series 2014 A, RB	5.00%	11/01/2044	4,259	4,703,348
Westchester County Local Development Corp. (Betheal Methodist);
Series 2020 A, Ref. RB	5.00%	07/01/2040	2,235	2,386,060
Series 2020 A, Ref. RB	5.13%	07/01/2055	7,690	8,134,226
Series 2020 B, Ref. RB	5.88%	07/01/2030	4,720	4,871,326
Westchester County Local Development Corp. (Sarah Lawrence College);
Series 2016 A, Ref. RB	4.00%	06/01/2030	2,165	2,367,176
Series 2016 A, Ref. RB	4.00%	06/01/2031	2,190	2,387,910
Westchester County Local Development Corp. (Wartburg Senior Housing); Series 2015 A, Ref. RB(f)	5.00%	06/01/2030	1,500	1,527,566
Westchester Local Development Corp. (Westchester Medical Center Obligated Group); Series 2016, Ref. RB	5.00%	11/01/2046	30,515	35,216,803
Westchester Tobacco Asset Securitization Corp.;
Series 2016 C, Ref. RB	5.00%	06/01/2045	14,450	15,124,061
Series 2016 C, Ref. RB	5.13%	06/01/2051	1,295	1,491,605
Western Nassau County Water Authority (Green Bonds);
Series 2021 A, RB	3.00%	04/01/2039	1,000	1,104,636
Series 2021 A, RB	4.00%	04/01/2046	1,400	1,673,274
Series 2021 A, RB	4.00%	04/01/2051	3,750	4,461,926
Western Regional Off-Track Betting Corp.; Series 2021, Ref. RB(f)	4.13%	12/01/2041	4,740	4,787,196
Yonkers (City of), NY Parking Authority; Series 1999 A, RB	6.00%	06/15/2024	660	661,192

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Yonkers Economic Development Corp. (Charter School Education Excellence);
Series 2019 A, RB	5.00%	10/15/2039	$420	$ 498,751
Series 2019 A, RB	5.00%	10/15/2049	640	747,679
Series 2019 A, RB	5.00%	10/15/2054	465	541,392
				5,163,931,677

Puerto Rico–9.89%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	115	115,809
Series 2008 A, RB(c)	0.00%	05/15/2057	635,850	42,137,970
Series 2008 B, RB(c)	0.00%	05/15/2057	570,800	31,064,877
Puerto Rico (Commonwealth of);
Series 2003 A, GO Bonds(j)	5.00%	07/01/2033	2,000	1,877,500
Series 2003 C-7, Ref. GO Bonds (INS - NATL)(b)	6.00%	07/01/2028	1,270	1,316,080
Series 2006 B, GO Bonds(j)	5.25%	07/01/2032	2,500	2,359,375
Series 2007 A, Ref. GO Bonds(j)	5.25%	07/01/2026	2,200	2,051,500
Series 2007 A, Ref. GO Bonds(j)	5.50%	07/01/2032	15,700	14,679,500
Series 2009 B, Ref. GO Bonds(j)	5.88%	07/01/2036	770	724,763
Series 2009 C, Ref. GO Bonds(j)	6.00%	07/01/2039	390	363,675
Series 2011 A, Ref. GO Bonds(j)	6.00%	07/01/2028	1,000	948,750
Series 2011 A, Ref. GO Bonds(j)	6.00%	07/01/2040	3,670	3,353,462
Series 2011 C, Ref. GO Bonds(j)	6.00%	07/01/2035	2,700	2,430,000
Series 2011 E, Ref. GO Bonds(j)	5.63%	07/01/2033	3,205	2,992,669
Series 2012 A, Ref. GO Bonds(j)	5.50%	07/01/2039	5,000	4,500,000
Series 2012 A, Ref. GO Bonds(j)	5.00%	07/01/2041	5,820	4,997,925
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.13%	07/01/2024	12,345	13,543,911
Series 2012 A, RB(d)	5.25%	07/01/2029	1,580	1,646,177
Series 2012 A, RB(d)	6.00%	07/01/2047	3,250	3,405,499
Series 2022 A, Ref. RB(f)	5.00%	07/01/2033	1,000	1,230,343
Series 2022 A, Ref. RB(f)	5.00%	07/01/2037	2,500	3,052,099
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 RR, RB (INS - NATL)(b)	5.00%	07/01/2024	510	521,891
Series 2016 E-4, RB(j)	10.00%	07/01/2022	500	521,250
Puerto Rico (Commonwealth of) Government Employees Retirement System;
Series 2008 A, RB(j)	6.15%	07/01/2038	24,895	2,912,715
Series 2008 B, RB(j)	6.30%	07/01/2037	7,500	877,500
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2003 AA-2, Ref. RB(j)	5.30%	07/02/2035	4,945	5,501,312
Series 2003 G, RB(j)	5.00%	07/01/2033	8,980	4,793,075
Series 2003 G, RB(j)	5.00%	07/01/2042	1,840	982,100
Series 2003 H, Ref. RB(j)	5.45%	07/01/2035	1,120	597,800
Series 2003, RB(j)	5.00%	07/03/2028	9,515	1,522,400
Series 2005 K, RB(j)	5.00%	07/01/2027	6,500	3,469,375
Series 2005 K, RB(j)	5.00%	07/01/2030	1,145	611,144
Series 2005 L, Ref. RB (INS - NATL)(b)	5.25%	07/01/2023	2,600	2,717,540
Series 2005 L, Ref. RB (INS - FGIC)(b)(n)	5.25%	07/01/2030	915	848,663
Series 2007 M, RB(j)	5.00%	07/01/2046	78,610	41,958,087
Series 2007 N, Ref. RB (INS - NATL)(b)	5.25%	07/01/2032	3,235	3,526,244
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB(a)	6.63%	06/01/2026	780	807,300
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University System);
Series 2002, Ref. RB	5.38%	12/01/2021	185	185,694
Series 2006, RB	5.00%	03/01/2036	6,285	6,316,425
Series 2012, Ref. RB	5.13%	04/01/2032	875	888,784
Series 2012, Ref. RB	5.38%	04/01/2042	1,200	1,221,000
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ryder Memorial Hospital); Series 1994 A, RB	6.70%	05/01/2024	1,945	1,730,809

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University Plaza); Series 2000 A, RB (INS - NATL)(b)	5.00%	07/01/2033	$5,490	$ 5,590,240
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Pollution Control Facilities Financing Authority;
Series 2012, Ref. RB	5.00%	10/01/2031	650	674,472
Series 2012, Ref. RB	5.00%	10/01/2042	200	203,500
Puerto Rico (Commonwealth of) Infrastructure Financing Authority;
Series 2005 B, RB(j)	5.00%	07/01/2037	675	270,000
Series 2005 B, RB(j)	5.00%	07/01/2041	141,985	56,794,000
Series 2006 B, RB(j)	5.00%	07/01/2031	25,255	10,102,000
Series 2006 B, RB(j)	5.00%	07/01/2037	17,490	6,996,000
Series 2006 B, RB(j)	5.00%	07/01/2046	41,740	16,696,000
Puerto Rico (Commonwealth of) Infrastructure Financing Authority (MEPSI Campus); Series 2007 A, RB (Acquired 05/07/2012; Cost $1,629,297)(g)(j)	6.50%	10/01/2037	1,680	1,276,800
Puerto Rico (Commonwealth of) Public Buildings Authority;
Series 2004 I, RB(j)	5.00%	07/01/2036	20,355	20,583,994
Series 2007 Q, Ref. RB(j)	5.50%	07/01/2037	850	893,563
Series 2009 P, Ref. RB(j)	6.50%	07/01/2030	4,400	4,752,000
Puerto Rico Public Finance Corp.; Series 2011 B, RB(j)	5.50%	08/01/2031	11,810	177,150
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB	4.55%	07/01/2040	4,327	4,979,171
Series 2018 A-1, RB(c)	0.00%	07/01/2046	50,000	16,706,935
Series 2018 A-1, RB(c)	0.00%	07/01/2051	50,840	12,354,883
Series 2018 A-1, RB	4.75%	07/01/2053	13,361	15,290,354
Series 2018 A-1, RB	5.00%	07/01/2058	37,456	43,368,767
Series 2019 A-2, RB	4.33%	07/01/2040	16,000	18,188,538
Series 2019 A-2, RB	4.54%	07/01/2053	976	1,103,870
Series 2019 A-2, RB	4.78%	07/01/2058	13,060	14,945,746
University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2030	7,280	7,152,600
Series 2006 Q, RB	5.00%	06/01/2026	4,555	4,498,062
Series 2006 Q, RB	5.00%	06/01/2030	24,375	23,948,437
Series 2006 Q, RB	5.00%	06/01/2036	67,190	66,014,175
				574,864,249

Guam–0.19%
Guam (Territory of);
Series 2011 A, RB(d)	5.25%	01/01/2036	550	559,004
Series 2015 D, Ref. RB	5.00%	11/15/2039	750	852,718
Series 2021 F, Ref. RB	4.00%	01/01/2042	2,880	3,290,832
Guam (Territory of) Government Waterworks Authority; Series 2013, RB (INS - NATL)(b)	5.25%	07/01/2025	1,735	1,869,234
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS - AGM)(b)	5.00%	10/01/2023	1,230	1,291,658
Series 2012 A, Ref. RB (INS - AGM)(b)	5.00%	10/01/2024	1,560	1,638,305
Series 2012 A, Ref. RB	5.00%	10/01/2034	610	635,966
Guam (Territory of) Waterworks Authority; Series 2014 A, Ref. RB	5.00%	07/01/2029	325	357,429
Guam Housing Corp.; Series 1998 A, RB (CEP - FHLMC)(a)	5.75%	09/01/2031	345	361,282
				10,856,428

Northern Mariana Islands–0.17%
Northern Mariana Islands (Commonwealth of);
Series 2007 A, Ref. GO Bonds	5.00%	06/01/2030	5,375	5,110,722
Series 2007 B, Ref. GO Bonds	5.00%	10/01/2022	480	477,984
Northern Mariana Islands (Commonwealth of) Ports Authority; Series 1998 A, RB(a)	6.25%	03/15/2028	4,515	4,482,243
				10,070,949

Virgin Islands–0.14%
Virgin Islands (Government of) Port Authority; Series 2014 A, Ref. RB(a)	5.00%	09/01/2029	665	660,160

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virgin Islands–(continued)
Virgin Islands (Government of) Public Finance Authority;
Series 2012 A, RB (INS - AGM)(b)	5.00%	10/01/2032	$2,555	$2,657,556
Series 2012 A, Ref. RB (INS - AGM)(b)	5.00%	10/01/2032	2,180	2,267,504
Series 2015, RB(f)	5.00%	09/01/2030	770	880,362
Virgin Islands (Government of) Public Finance Authority (Federal Highway Grant Anticipation Revenue Loan Note); Series 2015, RB(f)	5.00%	09/01/2033	1,500	1,711,098
				8,176,680
Total Municipal Obligations (Cost $5,610,602,599)				5,767,899,983

			Shares
Common Stocks & Other Equity Interests–0.02%
New York–0.02%
CMS Liquidating Trust; (Cost $10,499,800)(k)(o)			1,401	1,401,000
TOTAL INVESTMENTS IN SECURITIES(p)–99.23% (Cost $5,621,102,399)				5,769,300,983
FLOATING RATE NOTE OBLIGATIONS–(3.81)%
Notes with interest and fee rates ranging from 0.56% to 0.59% at 08/31/2021 and contractual maturities of collateral ranging from 07/15/2037 to 11/15/2057 (See Note 1J)(q)				(221,555,000)
OTHER ASSETS LESS LIABILITIES–4.58%				266,132,334
NET ASSETS–100.00%				$5,813,878,317

Investment Abbreviations:

ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
CPI	– Consumer Price Index
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Company
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
USD	– U.S. Dollar
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco Rochester® New York Municipals Fund

Notes to Schedule of Investments:

(a)	Security subject to the alternative minimum tax.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Zero coupon bond issued at a discount.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2021 was $320,017,184, which represented 5.50% of the Fund’s Net Assets.

(g)	Restricted security. The aggregate value of these securities at August 31, 2021 was $16,181,167, which represented less than 1% of the Fund’s Net Assets.
(h)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1J.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2021.
(j)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2021 was $225,656,781, which represented 3.88% of the Fund’s Net Assets.

(k)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(l)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(m)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2021.

(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)	Non-income producing security.
(p)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(q)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2021. At August 31, 2021, the Fund’s investments with a value of $389,905,621 are held by TOB Trusts and serve as collateral for the $221,555,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2021

Revenue Bonds	92.4%

General Obligation Bonds	5.6

Pre-Refunded Bonds	1.9

Other	0.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco Rochester® New York Municipals Fund

Statement of Assets and Liabilities

August 31, 2021

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $5,621,102,399)	$5,769,300,983

Cash	250,690,336

Receivable for:
Investments sold	10,000

Fund shares sold	1,925,496

Interest	55,652,605

Investments matured, at value (Cost $3,262,237)	3,128,775

Investment for trustee deferred compensation and retirement plans	618,374

Other assets	838,971

Total assets	6,082,165,540

Liabilities:
Floating rate note obligations	221,555,000

Payable for:
Investments purchased	22,644,301

Dividends	7,218,264

Fund shares reacquired	13,097,722

Accrued fees to affiliates	2,569,137

Accrued interest expense	98,611

Accrued trustees’ and officers’ fees and benefits	3,804

Accrued other operating expenses	114,064

Trustee deferred compensation and retirement plans	986,320

Total liabilities	268,287,223

Net assets applicable to shares outstanding	$5,813,878,317

Net assets consist of:
Shares of beneficial interest	$6,250,785,479

Distributable earnings (loss)	(436,907,162)

$5,813,878,317

Net Assets:
Class A	$4,697,653,842

Class C	$330,731,400

Class Y	$784,188,589

Class R6	$1,304,486

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	264,640,165

Class C	18,683,476

Class Y	44,161,498

Class R6	73,428

Class A: Net asset value per share	$17.75

Maximum offering price per share (Net asset value of $17.75 ÷ 95.75%)	$18.54

Class C: Net asset value and offering price per share	$17.70

Class Y: Net asset value and offering price per share	$17.76

Class R6: Net asset value and offering price per share	$17.77

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Invesco Rochester® New York Municipals Fund

Statement of Operations

For the six months ended August 31, 2021

(Unaudited)

Investment income:
Interest	$95,770,171

Expenses:
Advisory fees	12,747,693

Administrative services fees	400,549

Custodian fees	14,597

Distribution fees:
Class A	5,689,952

Class C	1,693,377

Interest, facilities and maintenance fees	1,938,324

Transfer agent fees – A, C and Y	1,770,960

Trustees’ and officers’ fees and benefits	12,871

Registration and filing fees	47,389

Reports to shareholders	50,915

Professional services fees	664,642

Taxes	7,915

Other	54,492

Total expenses	25,093,676

Net investment income	70,676,495

Realized and unrealized gain from:
Net realized gain from unaffiliated investment securities	1,476,223

Change in net unrealized appreciation of unaffiliated investment securities	242,806,259

Net realized and unrealized gain	244,282,482

Net increase in net assets resulting from operations	$314,958,977

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Invesco Rochester® New York Municipals Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2021 and the year ended February 28, 2021

(Unaudited)

	August 31, 2021	February 28, 2021

Operations:
Net investment income	$70,676,495	$162,434,382

Net realized gain	1,476,223	16,618,054

Change in net unrealized appreciation (depreciation)	242,806,259	(157,086,196)

Net increase in net assets resulting from operations	314,958,977	21,966,240

Distributions to shareholders from distributable earnings:
Class A	(77,431,556)	(148,569,624)

Class C	(4,402,961)	(10,870,122)

Class Y	(13,350,592)	(22,747,450)

Class R6	(29,388)	(76,714)

Total distributions from distributable earnings	(95,214,497)	(182,263,910)

Share transactions–net:
Class A	23,185,000	(2,831,914)

Class C	(18,783,864)	(138,095,914)

Class Y	68,725,842	46,542,459

Class R6	(690,365)	(2,931,419)

Net increase (decrease) in net assets resulting from share transactions	72,436,613	(97,316,788)

Net increase (decrease) in net assets	292,181,093	(257,614,458)

Net assets:
Beginning of period	5,521,697,224	5,779,311,682

End of period	$5,813,878,317	$5,521,697,224

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Invesco Rochester® New York Municipals Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 08/31/21	$17.07	$0.22	$0.75	$0.97	$(0.29)	$17.75	5.73	%(d)	$4,697,654	0.86	%(d)(e)	0.86	%(d)(e)	0.79	%(d)(e)	2.47	%(d)(e)	5%
Year ended 02/28/21	17.55	0.51	(0.42)	0.09	(0.57)	17.07	0.65	(d)	4,495,785	0.92	(d)	0.92	(d)	0.80	(d)	3.04	(d)	24
Two months ended 02/29/20	16.78	0.08	0.79	0.87	(0.10)	17.55	5.18		4,625,668	0.79	(e)	0.92	(e)	0.79	(e)	2.92	(e)	2
Year ended 12/31/19	15.35	0.62	1.35	1.97	(0.54)	16.78	12.97		4,407,000	0.80		1.06		0.80		3.78		25
Year ended 12/31/18	14.59	0.55	0.73	1.28	(0.52)	15.35	8.88		3,807,000	0.87		1.21		0.87		3.64		26
Year ended 12/31/17	14.68	0.57	0.04	0.61	(0.70)	14.59	4.11		3,975,000	0.83		1.02		0.83		3.79		23
Year ended 12/31/16	14.68	0.76	0.12	0.88	(0.88)	14.68	6.06		4,425,000	0.80		0.97		0.80		5.05		33
Class C
Six months ended 08/31/21	17.03	0.15	0.75	0.90	(0.23)	17.70	5.30		330,731	1.62	(e)	1.62	(e)	1.55	(e)	1.71	(e)	5
Year ended 02/28/21	17.50	0.39	(0.41)	(0.02)	(0.45)	17.03	(0.01	)(f)	336,381	1.63	(f)	1.63	(f)	1.51	(f)	2.33	(f)	24
Two months ended 02/29/20	16.73	0.06	0.79	0.85	(0.08)	17.50	5.07		489,818	1.54	(e)	1.67	(e)	1.54	(e)	2.16	(e)	2
Year ended 12/31/19	15.31	0.49	1.35	1.84	(0.42)	16.73	12.10		472,000	1.56		1.82		1.56		3.02		25
Year ended 12/31/18	14.55	0.44	0.73	1.17	(0.41)	15.31	8.09		705,000	1.62		1.96		1.62		2.88		26
Year ended 12/31/17	14.64	0.45	0.04	0.49	(0.58)	14.55	3.32		761,000	1.62		1.81		1.62		3.02		23
Year ended 12/31/16	14.64	0.63	0.12	0.75	(0.75)	14.64	5.18		865,000	1.66		1.83		1.66		4.19		33
Class Y
Six months ended 08/31/21	17.08	0.24	0.76	1.00	(0.32)	17.76	5.86		784,189	0.62	(e)	0.62	(e)	0.55	(e)	2.71	(e)	5
Year ended 02/28/21	17.55	0.55	(0.41)	0.14	(0.61)	17.08	0.99		687,608	0.68		0.68		0.56		3.28		24
Two months ended 02/29/20	16.78	0.09	0.79	0.88	(0.11)	17.55	5.23		658,644	0.54	(e)	0.67	(e)	0.54	(e)	3.16	(e)	2
Year ended 12/31/19	15.35	0.66	1.35	2.01	(0.58)	16.78	13.25		610,000	0.56		0.82		0.56		4.02		25
Year ended 12/31/18	14.60	0.59	0.72	1.31	(0.56)	15.35	9.07		421,000	0.62		0.96		0.62		3.88		26
Year ended 12/31/17	14.68	0.59	0.06	0.65	(0.73)	14.60	4.41		330,000	0.62		0.81		0.62		3.94		23
Year ended 12/31/16	14.68	0.77	0.13	0.90	(0.90)	14.68	6.22		263,000	0.66		0.83		0.66		5.17		33
Class R6
Six months ended 08/31/21	17.08	0.25	0.76	1.01	(0.32)	17.77	5.95		1,304	0.56	(e)	0.56	(e)	0.49	(e)	2.77	(e)	5
Year ended 02/28/21	17.55	0.56	(0.41)	0.15	(0.62)	17.08	1.00		1,923	0.59		0.59		0.47		3.37		24
Two months ended 02/29/20	16.78	0.09	0.79	0.88	(0.11)	17.55	5.23		5,181	0.51	(e)	0.64	(e)	0.51	(e)	3.20	(e)	2
Period ended 12/31/19(g)	16.44	0.40	0.29	0.69	(0.35)	16.78	4.20		5,000	0.54	(e)	0.80	(e)	0.54	(e)	4.07	(e)	25

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended February 28, 2021, the portfolio turnover calculation excludes the value of securities purchased of $142,218,871 in connection with the acquisition of Invesco New York Tax Free Income Fund into the Fund.

(d)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended August 31, 2021 and for the year ended February 28, 2021.

(e)	Annualized.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.95% for the year ended February 28, 2021.
(g)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Invesco Rochester® New York Municipals Fund

Notes to Financial Statements

August 31, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Rochester® New York Municipals Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek tax-free income.

The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to

28	Invesco Rochester® New York Municipals Fund

shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.

H.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules.

These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk.

The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

29	Invesco Rochester® New York Municipals Fund

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

K.

Leverage Risk – The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments purchased with such leverage proceeds, the higher volatility of the net asset value of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the common shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.

L.

Other Risks - The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

M.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate
First $ 500 million	0.480%
Next $4.5 billion	0.455%
Next $3 billion	0.450%
Next $6 billion	0.440%
Over $14 billion	0.420%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended August 31, 2021, the effective advisory fee rate incurred by the Fund was 0.44%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.25% 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to June 1, 2021 the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) for Class A, Class C, Class Y and Class R6 will change to 0.86%, 1.62%, 0.62% and 0.52%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Advisor did not waive fees under this agreement during the period.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to

30	Invesco Rochester® New York Municipals Fund

intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI in an amount up to an annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C Plan, reimburses IDI in an amount up to an annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2021, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2021, IDI advised the Fund that IDI retained $153,783 in front-end sales commissions from the sale of Class A shares and $6,870 and $10,068 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$5,767,313,011	$586,972	$5,767,899,983
Common Stocks & Other Equity Interests	—	—	1,401,000	1,401,000
Total Investments in Securities	—	5,767,313,011	1,987,972	5,769,300,983
Other Investments - Assets
Investments Matured	—	3,128,775	—	3,128,775
Total Investments	$—	$5,770,441,786	$1,987,972	$5,772,429,758

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.

NOTE 5–Cash Balances and Borrowings

The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Funds in a committed secured borrowing facility that permits borrowings up to $1.0 billion, collectively by certain Funds, and which will expire on February 24, 2022. The revolving credit and security agreement is secured by the assets of the Fund. At August 31, 2021, the Fund had no borrowings outstanding under this agreement.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2021 were $220,700,000 and 0.56%, respectively.

The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.

31	Invesco Rochester® New York Municipals Fund

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2021, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$133,369,344	$491,540,725	$624,910,069

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2021 was $287,097,608 and $326,470,115, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$351,576,911

Aggregate unrealized (depreciation) of investments	(230,936,486)

Net unrealized appreciation of investments	$120,640,425

Cost of investments for tax purposes is $5,651,789,333.

NOTE 8–Share Information

	Summary of Share Activity

	Six months ended August 31, 2021(a)		Year ended February 28, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	8,341,332	$146,626,917	13,795,486	$229,747,201

Class C	1,201,980	21,119,806	2,478,560	41,303,961

Class Y	6,863,536	120,946,612	11,116,812	185,362,141

Class R6	7,907	140,659	17,439	279,313

Issued as reinvestment of dividends:
Class A	2,383,501	41,937,183	4,801,427	79,701,397

Class C	159,218	2,793,159	404,838	6,682,851

Class Y	422,145	7,433,070	830,084	13,786,984

Class R6	769	13,539	1,978	32,859

Automatic conversion of Class C shares to Class A shares:
Class A	1,126,292	19,841,728	6,966,303	117,803,134

Class C	(1,129,383)	(19,841,728)	(6,984,563)	(117,803,134)

Issued in connection with acquisitions:(b)
Class A	-	-	7,461,312	119,039,117

Class C	-	-	798,987	12,711,724

Class Y	-	-	844,602	13,478,410

Class R6	-	-	14,973	238,948

Reacquired:
Class A	(10,558,217)	(185,220,828)	(33,307,442)	(549,122,763)

Class C	(1,303,801)	(22,855,101)	(4,937,831)	(80,991,316)

Class Y	(3,388,475)	(59,653,840)	(10,055,069)	(166,085,076)

Class R6	(47,811)	(844,563)	(217,077)	(3,482,539)

Net increase (decrease) in share activity	4,078,993	$72,436,613	(5,969,181)	$(97,316,788)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 60% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

32	Invesco Rochester® New York Municipals Fund

(b)

After the close of business on May 15, 2020, the Fund acquired all the net assets of Invesco New York Tax Free Income Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Board of Trustees of the Fund on February 14, 2020. The reorganization was executed in order to reduce overlap and increase efficiencies in the Adviser’s product line. The acquisition was accomplished by a tax-free exchange of 9,119,874 shares of the Fund for 9,795,620 shares outstanding of the Target Fund as of the close of business on May 15, 2020. Shares of the Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, May 15, 2020. The Target Fund’s net assets as of the close of business on May 15, 2020 of $145,468,199, including $991,897 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $5,050,850,871 and $5,196,319,070 immediately after the acquisition.

The pro forma results of operations for the year ended February 28, 2021 assuming the reorganization had been completed on March 1, 2020, the beginning of the annual reporting period are as follows:

Net investment income	$163,233,394

Net realized/unrealized gains (losses)	(152,842,825)

Change in net assets resulting from operations	$10,390,569

As the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund’s Statement of Operations since May 16, 2020.

33	Invesco Rochester® New York Municipals Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2021 through August 31, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (03/01/21)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/21)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/21)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,057.30	$4.46	$1,020.87	$4.38	0.86%
Class C	1,000.00	1,053.60	8.39	1,017.04	8.24	1.62
Class Y	1,000.00	1,059.20	3.22	1,022.08	3.16	0.62
Class R6	1,000.00	1,059.50	2.91	1,022.38	2.85	0.56

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2021 through August 31, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

34	Invesco Rochester® New York Municipals Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Rochester® New York Municipals Fund’s (formerly, Invesco Oppenheimer Rochester® Municipals Fund) (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the

Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.   Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Bloomberg Barclays Municipal Bond Index (Index). The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

35	Invesco Rochester® New York Municipals Fund

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the Fund’s contractual management fee schedule was reduced at certain breakpoint levels effective May 2020. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s contractual management fees and total expense ratio were each in the fifth quintile of its expense group and discussed with management reasons for such relative contractual management fees and total expenses. The Board also noted that there were only five other funds in the Fund’s expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D. Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E. Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

36	Invesco Rochester® New York Municipals Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-07890 and 033-66242	Invesco Distributors, Inc.	O-ROM-SAR-1

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of October 21, 2021, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of October 21, 2021, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer
Date:	November 4, 2021

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer
Date:	November 4, 2021

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer
Date:	November 4, 2021